UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, CA 92614

(Address of principal executive offices)(Zip code)

Elizabeth M. Forget

President

Met Investors Series Trust

5 Park Plaza, Suite 1900 Irvine, CA 92614

(Name and Address of Agent for Service)

Copy to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1: Report to Shareholders.

American Funds Balanced Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class B and C shares of the Portfolio returned 9.68% and 9.68%, respectively, compared to the 7.11% return of its primary index, the Dow Jones Moderate Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as more than six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of June. Although small cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE® Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes to add value and control risk over the long term. The Portfolio strives to achieve its objectives through investment in the various funds of the American Funds Insurance Series (AFIS). Although the Portfolio’s broad asset allocation goal of 35% to fixed income and 65% to equities did not change, there were several very modest changes to the narrower asset class goals. These changes included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash through the underlying portfolios, and a slight reduction in the goals for the riskier, non-core fixed income securities, such as high-yield bonds. To achieve these new asset class goals and to improve the overall diversification of the Portfolio, several adjustments to the underlying portfolio targets were made as part of the May 1, 2009 restructuring.

In the first quarter, the cumulatively high cash position (approximately 10%) of the Portfolio served as a buffer to the turbulent capital markets and helped both relative and absolute returns. However, the cash position hurt relative performance during the second quarter when both stocks and corporate bonds posted strong positive returns. Overall, the cash position was a detractor from performance during the first six months of 2009. While the percentage held in high yield bonds was slightly below the stated goal of 5%, the Portfolio’s higher overall exposure to credit based bonds (including investment grade corporate bonds) helped relative performance, especially in the second quarter. Among the fixed income underlying portfolios, the six month returns were directly related to the level of credit exposure: the higher the credit exposure and less held in the safety of U.S. Treasury Securities, the better the performance. The AFIS High Income Bond Fund was the best absolute performer among the underlying bond portfolios, while the AFIS Government/AAA Securities Fund posted a nearly flat return in response to the rise in treasury yields.

The underlying equity portfolios that invest primarily in foreign securities were the best absolute performers over the first six months of 2009, they benefitted from both good local returns and a weaker dollar that made foreign securities more valuable to a U.S. based investor. The Portfolio especially benefitted from its foreign equity exposure outside of the large cap, developed market universe that makes up the MSCI EAFE Index: small cap foreign stocks and emerging market stocks. Within domestic equities, a modest overall tilt to growth style stocks helped both absolute and relative performance. The AFIS Growth Fund had the biggest contribution to relative performance due to a large weighting and very good relative performance. It bettered the broad equity market despite its significant cash position because of its growth style, exposure to foreign stocks and overall good stock selection, particularly in the Energy sector. Because of the Portfolio’s 65% goal for equities, the benefits attributable to the equity segment of the Portfolio was more important than the benefits that came from the fixed income segment of the Portfolio.

1

American Funds Balanced Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
American Funds Growth-Income Fund (Class 1)	38.99%
American Funds Growth Fund (Class 1)	21.26%
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	12.17%
American Funds Bond Fund (Class 1)	6.80%
American Funds International Fund (Class 1)	6.29%
American Funds High-Income Bond Fund (Class 1)	6.18%
American Funds Global Small Capitalization Fund (Class 1)	3.24%
American Funds New World Fund (Class 1)	3.18%
American Funds Global Bond Fund (Class 1)	1.98%

2

American Funds Balanced Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

American Funds Balanced Allocation Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderate Index1 and

Balanced Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	Since Inception[4]
—	American Funds Balanced Allocation Portfolio—Class B	9.68%	-18.86%	-19.36%
	Class C	9.68%	-18.86%	-19.37%
—	Dow Jones Moderate Index[1]	7.11%	-14.71%	-15.80%
- -	Balanced Blended Benchmark[2]	5.32%	-16.60%	-17.59%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 58% in equities over the past three years ending in June 2009.

2The Balanced Blended Benchmark is comprised of 48% Dow Jones U.S. Total Full Cap Index, 35% Barclays Capital U.S. Universal Index, and 17% Morgan Stanley Capital International Europe Australasia and Far East Index.

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-EIRSA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

American Funds Balanced Allocation Portfolio

Class B(a)(b)
Actual	0.74%	$1,000.00	$1,096.80	$1.82
Hypothetical	0.74%	1,000.00	1,023.06	1.76

Class C(a)(b)
Actual	1.04%	$1,000.00	$1,096.80	$3.38
Hypothetical	1.04%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.1%
American Funds Bond Fund (Class 1)(a)	8,041,587	$80,013,790
American Funds Global Bond Fund (Class 1)(a)	2,119,061	23,182,529
American Funds Global Small Capitalization Fund (Class 1)(a)	2,675,972	38,052,315
American Funds Growth Fund (Class 1)(a)	6,615,251	249,990,344
American Funds Growth-Income Fund (Class 1)(a)	17,583,607	458,404,627
American Funds High-Income Bond Fund (Class 1)(a)	7,723,269	72,598,726
American Funds International Fund (Class 1)(a)	5,288,376	73,931,504
American Funds New World Fund (Class 1)(a)	2,298,658	37,330,208
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)(a)	11,723,404	143,025,533

Total Investment Company Securities (Cost $1,197,006,348)		1,176,529,576

TOTAL INVESTMENTS - 100.1% (Cost $1,197,006,348)		1,176,529,576

Other Assets and Liabilities (net) - (0.1)%		(654,316)

NET ASSETS - 100.0%		$1,175,875,260

Portfolio Footnotes:

(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements

5

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$1,176,529,576	$—	$—	$1,176,529,576
TOTAL INVESTMENTS	$1,176,529,576	$—	$—	$1,176,529,576

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

American Funds Balanced Allocation Portfolio
Assets
Investments, at value (a)	$1,176,529,576
Receivable for Trust shares sold	1,603,465
Receivable from Manager	12,993

Total assets	1,178,146,034

Liabilities
Payables for:
Investments purchased	1,578,140
Trust shares redeemed	25,325
Distribution and services fees—Class B	46
Distribution and services fees—Class C	511,322
Management fee	92,986
Administration fee	2,000
Custodian and accounting fees	3,720
Deferred trustee fees	3,427
Accrued expenses	53,808

Total liabilities	2,270,774

Net Assets	$1,175,875,260

Net Assets Represented by
Paid in surplus	$1,205,509,301
Accumulated net realized loss	(11,680,380)
Unrealized depreciation on investments	(20,476,772)
Undistributed net investment income	2,523,111

Total	$1,175,875,260

Net Assets
Class B	$233,605

Class C	1,175,641,655

Capital Shares Outstanding
Class B	31,216

Class C	157,269,841

Net Asset Value and Offering Price Per Share
Class B	$7.48

Class C	7.48

(a) Investments at cost	$1,197,006,348

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

American Funds Balanced Allocation Portfolio
Investment Income
Dividends from Underlying Portfolios	$5,124,912

Total investment income	5,124,912

Expenses
Management fee	398,922
Administration fees	11,985
Custodian and accounting fees	12,138
Distribution and services fees—Class B	207
Distribution and services fees—Class C	2,193,616
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	9,299
Shareholder reporting	24,058
Insurance	1,526
Other	2,241

Total expenses	2,684,616
Less expenses reimbursed by the Manager	(82,815)

Net expenses	2,601,801

Net investment income	2,523,111

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(9,725,655)
Capital gain distributions from Underlying Portfolios	1,598,752

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(8,126,903)

Net change in unrealized appreciation on:
Investments	105,258,705

Net change in unrealized appreciation on investments	105,258,705

Net realized and unrealized gain on investments	97,131,802

Net Increase in Net Assets from Operations	$99,654,913

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

American Funds Balanced Allocation Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,523,111	$12,565,377
Net realized gain (loss) on investments and capital gain distribution from Underlying Portfolios	(8,126,903)	3,478,867
Net change in unrealized appreciation (depreciation) on investments	105,258,705	(125,735,477)

Net increase (decrease) in net assets resulting from operations	99,654,913	(109,691,233)

Distributions to Shareholders
From net investment income
Class B	—	(4,914)
Class C	—	(19,689,491)
From net realized gains
Class B	—	(8)
Class C	—	(30,709)

Net decrease in net assets resulting from distributions	—	(19,725,122)

Capital Share Transactions
Proceeds from shares sold
Class B	111,514	1,153,811
Class C	558,328,503	691,107,710
Net asset value of shares issued through dividend reinvestment
Class B	—	4,922
Class C	—	19,720,200
Cost of shares repurchased
Class B	(30,727)	(875,467)
Class C	(27,739,817)	(36,143,947)

Net increase in net assets from capital share transactions	530,669,473	674,967,229

Net Increase in Net Assets	630,324,386	545,550,874
Net assets at beginning of period	545,550,874	—

Net assets at end of period	$1,175,875,260	$545,550,874

Net assets at end of period includes undistributed net investment income	$2,523,111	$—

*	For the period 4/28/08 (Commencement of operations) through 12/31/08.

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

American Funds Balanced Allocation Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$6.82		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.03		0.08
Net Realized/Unrealized Gain (Loss) on Investments	0.63		(3.00)

Total From Investment Operations	0.66		(2.92)

Less Distributions
Dividends from Net Investment Income	—		(0.26)
Distributions from Net Realized Capital Gains	—		(0.00)+

Total Distributions	—		(0.26)

Net Asset Value, End of Period	$7.48		$6.82

Total Return	9.68%		(29.20)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)	0.35	%*	0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.37	%*	0.78%*
Ratio of Net Investment Income to Average Net Assets(e)	0.86	%*	1.32%*
Portfolio Turnover Rate	4.9%		12.1%
Net Assets, End of Period (in millions)	$0.2		$0.1

	Class C
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$6.82		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.02		0.36
Net Realized/Unrealized Gain (Loss) on Investments	0.64		(3.28)

Total From Investment Operations	0.66		(2.92)

Less Distributions
Dividends from Net Investment Income	—		(0.26)
Distributions from Net Realized Capital Gains	—		(0.00)+

Total Distributions	—		(0.26)

Net Asset Value, End of Period	$7.48		$6.82

Total Return	9.68%		(29.20)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)	0.65	%*	0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.67	%*	0.70%*
Ratio of Net Investment Income to Average Net Assets(e)	0.63	%*	6.70%*
Portfolio Turnover Rate	4.9%		12.1%
Net Assets, End of Period (in millions)	$1,176		$545.4

+	Rounds to less than $0.005 per share.
*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is American Funds Balanced Allocation Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class B and C Shares are currently offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”), which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement (the “Management Agreement”) with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$398,922	0.10%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class B	Class C	2013	2014

0.35%	0.65%	$100,635	$82,815

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class C Shares in respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio, attributable to its Class B and Class C Shares, respectively.

Under terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class B

6/30/2009	19,873	15,932	—	(4,589)	11,343	31,216

04/28/2008-12/31/2008	—	117,726	727	(98,580)	19,873	19,873

Class C

6/30/2009	79,942,996	81,418,980	—	(4,092,135)	77,326,845	157,269,841

04/28/2008-12/31/2008	—	81,432,735	2,908,584	(4,398,323)	79,942,996	79,942,996

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$574,991,382	$—	$39,858,779

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,197,006,348	$9,850,730	$(30,327,502)	$(20,476,772)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$13,532,500	$6,192,622	$19,725,122

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Total

$—	$—	$(129,288,954)	$(129,288,954)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the period are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

American Funds Global Bond Fund (Class1)	1,609,077	1,315,695	(805,711)	2,119,061

American Funds Global Small Capitalization Fund (Class 1)	1,442,273	1,371,318	(137,619)	2,675,972

American Funds Growth-Income Fund (Class 1)	8,268,900	9,314,707	—	17,583,607

American Funds High-Income Bond Fund (Class 1)	4,492,743	4,118,313	(887,787)	7,723,269

American Funds New World Fund (Class 1)	1,246,738	1,116,600	(64,680)	2,298,658

American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	6,729,277	6,182,150	(1,188,023)	11,723,404

Security Description	Net Realized Loss on Investments during the period	Net Realized Gain on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

American Funds Global Bond Fund (Class1)	$(558,104)	$—	$74,114	$23,182,529

American Funds Global Small Capitalization Fund (Class 1)	(1,747,743)	—	—	38,052,315

American Funds Growth-Income Fund (Class 1)	(2,946,449)	—	1,860,561	458,404,627

American Funds High-Income Bond Fund (Class 1)	(2,424,332)	—	863,439	72,598,726

American Funds New World Fund (Class 1)	(719,012)	—	116,304	37,330,208

American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	—	1,266,128	713,605	143,025,533

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

American Funds Bond Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Performance Summary

During the period ended June 30, 2009, the Portfolio had a return of 5.83% for Class C versus 1.90% for its benchmark, the Barclays Capital U.S. Aggregate Bond Index1.

American Funds Bond Portfolio managed by

MetLife Advisers, LLC vs. Barclays Capital U.S. Aggregate Bond Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year
—	American Funds Bond Portfolio—Class C	5.83%	-3.97%	1.14%	2.14%	4.00%
- -	Barclays Capital U.S. Aggregate Bond Index[1]	1.90%	6.05%	6.43%	5.01%	5.98%

+The chart reflects the performance of Class C shares of the Portfolio.

1The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Master Fund for the period ended June 30, 2009, adjusted to reflect the Portfolio’s expenses for the period ended June 30, 2009 (including contractual expense waivers).

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

1

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

American Funds Bond Portfolio

Class C
Actual	0.65%	$1,000.00	$1,057.10	$3.32
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

2

Met Investors Series Trust

American Funds Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Security - 100.1%
American Funds Bond Fund (Class 1)(a) (Cost $101,980,793)	10,246,835	$101,956,013

TOTAL INVESTMENTS - 100.1% (Cost $101,980,793)		101,956,013

Other Assets and Liabilities (net) - (0.1)%		(60,797)

NET ASSETS - 100.0%		$101,895,216

Portfolio Footnotes:

(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements

3

Met Investors Series Trust

American Funds Bond Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Security	$101,956,013	$—	$—	$101,956,013
TOTAL INVESTMENTS	$101,956,013	$—	$—	$101,956,013

See accompanying notes to financial statements

4

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

American Funds Bond Portfolio
Assets
Investments, at value (a)	$101,956,013
Receivable for Trust shares sold	174,297
Receivable from Manager	1,369

Total assets	102,131,679

Liabilities
Payables for:
Investments purchased	162,598
Trust shares redeemed	11,699
Distribution and services fees—Class C	42,201
Administration fee	2,000
Custodian and accounting fees	3,720
Deferred trustee fees	3,427
Accrued expenses	10,818

Total liabilities	236,463

Net Assets	$101,895,216

Net Assets Represented by
Paid in surplus	$101,393,293
Accumulated net realized loss	(78,639)
Unrealized depreciation on investments	(24,780)
Undistributed net investment income	605,342

Total	$101,895,216

Net Assets
Class C	$101,895,216

Capital Shares Outstanding
Class C	11,227,953

Net Asset Value and Offering Price Per Share
Class C	$9.08

(a) Investments at cost	$101,980,793

See accompanying notes to financial statements

5

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

American Funds Bond Portfolio
Investment Income
Dividends from Master Fund	$804,220

Total investment income	804,220

Expenses
Administration fees	11,985
Custodian and accounting fees	12,138
Distribution and services fees—Class C	168,277
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	444
Shareholder reporting	3,525
Insurance	3,119
Other	2,255

Total expenses	232,367
Less expenses reimbursed by the Manager	(33,493)

Net expenses	198,874

Net investment income	605,346

Net Realized and Unrealized Gain on Investments
Net change in unrealized appreciation on:
Investments	3,809,821

Net change in unrealized appreciation on investments	3,809,821

Net realized and unrealized gain on investments	3,809,821

Net Increase in Net Assets from Operations	$4,415,167

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

American Funds Bond Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$605,346	$1,797,336
Net realized loss on investments and capital gain distribution from Master Fund	—	(56,697)
Net change in unrealized appreciation (depreciation) on investments	3,809,821	(3,834,601)

Net increase (decrease) in net assets resulting from operations	4,415,167	(2,093,962)

Distributions to Shareholders
From net investment income
Class C	(8)	(1,828,551)
From net realized gains
Class C	—	—

Net decrease in net assets resulting from distributions	(8)	(1,828,551)

Capital Share Transactions
Proceeds from shares sold
Class C	66,042,253	44,951,952
Net asset value of shares issued through dividend reinvestment
Class C	8	1,828,551
Cost of shares repurchased
Class C	(4,671,517)	(6,748,677)

Net increase in net assets from capital share transactions	61,370,744	40,031,826

Net Increase in Net Assets	65,785,903	36,109,313
Net assets at beginning of period	36,109,313	—

Net assets at end of period	$101,895,216	$36,109,313

Net assets at end of period includes undistributed net investment income	$605,342	$4

*	For the period 4/28/08 (Commencement of Operations) through 12/31/2008.

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

American Funds Bond Portfolio	Class C
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$8.58		$10.00

Income from Investment Operations:
Net Investment Income(a)	0.09		0.87
Net Realized/Unrealized Gain (Loss) on Investments	0.41		(1.83)

Total From Investment Operations	0.50		(0.96)

Less Distributions
Dividends from Net Investment Income	(0.00	)+	(0.46)
Distributions from Net Realized Capital Gains	—		—

Total Distributions	(0.00	)+	(0.46)

Net Asset Value, End of Period	$9.08		$8.58

Total Return	5.83%		(9.61)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.65	%*	0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.76	%*	1.05%*
Ratio of Net Investment Income to Average Net Assets	1.98	%*	13.82%*
Portfolio Turnover Rate	0.0	%(c)	6.3%
Net Assets, End of Period (in millions)	$101.9		$36.1

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/08.
(c)	For the period ended 6/30/2009, the portfolio turnover is zero, due to no sales activity.

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is American Funds Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc. (“MetLife”).

The Trust has registered four classes of shares: Class C Shares are currently offered by the Portfolio. Class A, B and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Bond Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund, including the summary investment portfolio, are included elsewhere in this report and should be read with the Portfolio’s financial statements. As of June 30, 2009, the Portfolio owned approximately 1.47% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the prospectus for the Master Fund.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

9

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Manager selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Manager is an affiliate of MetLife. The Manager currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets

0.55%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement	Expenses Deferred in
	2008	2009
	Subject to repayment until December 31,
Class C	2013	2014

0.65%	$51,953	$33,493

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average net assets of the Portfolio attributable to its Class C Shares in respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio, attributable to its Class C Shares.

Under terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class C

6/30/2009	4,206,415	7,556,687	1	(535,150)	7,021,538	11,227,953

4/28/08-12/31/2008	—	4,718,491	213,118	(725,194)	4,206,415	4,206,415

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$61,998,354	$—	$—

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$101,980,793	$—	$(24,780)	$(24,780)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$1,821,237	$7,314	$1,828,551

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$4	$—	$(3,913,240)	$—	$(3,913,236)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Master Fund, in which the Portfolio invests, invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Master Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Master Fund’s Statement of Assets and Liabilities.

9. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

10. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

12

American Funds Growth Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class B and C shares of the Portfolio returned 10.86% and 10.75%, respectively, compared to the 9.13% return of its primary index, the Dow Jones Moderately Aggressive Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as more than six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although small cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE® Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes to add value and control risk over the long term. The Portfolio strives to achieve its objectives through investment in the various funds of the American Funds Insurance Series (AFIS). Although the Portfolio’s broad asset allocation goal of 15% to fixed income and 85% to equities did not change, there were several very modest changes to the narrower asset class goals. These changes included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash from the underlying portfolios, and a slight increase in the goal for foreign equities. To achieve these new asset class goals and to improve the overall diversification of the Portfolio, several adjustments to the underlying portfolio targets were made as part of the May 1, 2009 restructuring.

In the first quarter, the cumulatively high cash position (approximately 10%) of the Portfolio served as a buffer to the turbulent capital markets and helped both relative and absolute returns. However, the cash position hurt relative performance during the second quarter when both stocks and corporate bonds posted strong positive returns. Overall, the cash position was a detractor from performance during the first six months of 2009. While the percentage held in high yield bonds was slightly below the stated goal of 2%, the Portfolio’s higher overall exposure to credit based bonds (including investment grade corporate bonds) helped relative performance, especially in the second quarter. Among the fixed income underlying portfolios, the six month returns were directly related to the level of credit exposure: the higher the credit exposure and less held in the safety of U.S. Treasury Securities, the better the performance. The AFIS High Income Bond Fund was the best absolute performer among the underlying bond portfolios, while the AFIS Government/AAA Securities Fund posted a nearly flat return in response to the rise in treasury yields.

The underlying equity portfolios that invest primarily in foreign securities were the best absolute performers over the first six months of 2009, they benefitted from both good local returns and a weaker dollar that made foreign securities more valuable to a U.S. based investor. The Portfolio especially benefitted from its foreign equity exposure outside of the large cap, developed market universe that makes up the MSCI EAFE Index: small cap foreign stocks and emerging market stocks. Within domestic equities, a modest overall tilt to growth style stocks helped both absolute and relative performance. The AFIS Growth Fund had the biggest contribution to relative performance due to a large weighting and very good relative performance. It bettered the broad equity market despite its significant cash position because of its growth style, exposure to foreign stocks and overall good stock selection, particularly in the Energy sector. Because of the Portfolio’s 85% asset class goal for common stocks, the equity segment was responsible for the vast majority of the Portfolio’s performance.

1

American Funds Growth Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
American Funds Growth-Income Fund (Class 1)	44.58%
American Funds Growth Fund (Class 1)	30.18%
American Funds International Fund (Class 1)	7.27%
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	4.62%
American Funds Global Small Capitalization Fund (Class 1)	4.29%
American Funds New World Fund (Class 1)	4.21%
American Funds High-Income Bond Fund (Class 1)	2.04%
American Funds Bond Fund (Class 1)	1.93%
American Funds Global Bond Fund (Class 1)	0.98%

2

American Funds Growth Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

American Funds Growth Allocation Portfolio managed by MetLife Advisers, LLC vs. Dow Jones Moderately Aggressive Index1 and Growth Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	Since Inception[4]
—	American Funds Growth Allocation Portfolio—Class B	10.86%	-24.44%	-24.78%
	Class C	10.75%	-24.82%	-25.17%
—	Dow Jones Moderately Aggressive Index[1]	9.13%	-20.82%	-21.74%
- -	Growth Blended Benchmark[2]	5.64%	-22.82%	-23.77%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 80% in equities over the past three years ending in June 2009.

2The Growth Blended Benchmark is comprised of 63% Dow Jones U.S. Total Full Cap Index, 15% Barclays Capital U.S. Universal Index and 22% Morgan Stanley Capital International Europe Australasia and Far East Index.

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-ERISA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

American Funds Growth Allocation Portfolio

Class B(a)(b)
Actual	0.72%	$1,000.00	$1,108.60	$1.83
Hypothetical	0.72%	1,000.00	1,023.06	1.76

Class C(a)(b)
Actual	1.02%	$1,000.00	$1,107.50	$3.40
Hypothetical	1.02%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

American Funds Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.1%
American Funds Bond Fund (Class 1)(a)	2,862,828	$28,485,141
American Funds Global Bond Fund (Class 1)(a)	1,315,138	14,387,612
American Funds Global Small Capitalization Fund (Class 1)(a)	4,466,503	63,513,680
American Funds Growth Fund (Class 1)(a)	11,819,241	446,649,102
American Funds Growth-Income Fund (Class 1)(a)	25,305,954	659,726,211
American Funds High-Income Bond Fund (Class 1)(a)	3,201,924	30,098,083
American Funds International Fund (Class 1)(a)	7,691,057	107,520,977
American Funds New World Fund (Class 1)(a)	3,832,820	62,245,002
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1)(a)	5,595,870	68,269,616

Total Investment Company Securities (Cost $1,573,373,650)		1,480,895,424

TOTAL INVESTMENTS - 100.1% (Cost $1,573,373,650)		1,480,895,424

Other Assets and Liabilities (net) - (0.1)%		(883,940)

NET ASSETS - 100.0%		$1,480,011,484

Portfolio Footnotes:

(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements

5

Met Investors Series Trust

American Funds Growth Allocation Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$1,480,895,424	$—	$—	$1,480,895,424
TOTAL INVESTMENTS	$1,480,895,424	$—	$—	$1,480,895,424

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

American Funds Growth Allocation Portfolio
Assets
Investments, at value (a)	$1,480,895,424
Receivable for Trust shares sold	1,215,206
Receivable from Manager	18,568

Total assets	1,482,129,198

Liabilities
Payables for:
Investments purchased	698,041
Trust shares redeemed	517,165
Distribution and services fees—Class B	268
Distribution and services fees—Class C	662,929
Management fee	120,640
Administration fee	2,000
Custodian and accounting fees	3,720
Deferred trustee fees	3,427
Accrued expenses	109,524

Total liabilities	2,117,714

Net Assets	$1,480,011,484

Net Assets Represented by
Paid in surplus	$1,601,351,467
Accumulated net realized loss	(30,706,152)
Unrealized depreciation on investments	(92,478,226)
Undistributed net investment income	1,844,395

Total	$1,480,011,484

Net Assets
Class B	$1,487,916

Class C	1,478,523,568

Capital Shares Outstanding
Class B	217,497

Class C	217,297,747

Net Asset Value and Offering Price Per Share
Class B	$6.84

Class C	6.80

(a) Investments at cost	$1,573,373,650

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

American Funds Growth Allocation Portfolio
Investment Income
Dividends from Underlying Portfolios	$5,331,166

Total investment income	5,331,166

Expenses
Management fee	535,239
Administration fees	11,985
Custodian and accounting fees	12,138
Distribution and services fees—Class B	1,226
Distribution and services fees—Class C	2,941,117
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	9,299
Shareholder reporting	49,420
Insurance	2,878
Other	2,263

Total expenses	3,596,189
Less expenses reimbursed by the Manager	(109,552)

Net expenses	3,486,637

Net investment income	1,844,529

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(29,692,863)
Capital gain distributions from Underlying Portfolios	1,155,903

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(28,536,960)

Net change in unrealized appreciation on:
Investments	175,705,040

Net change in unrealized appreciation on investments	175,705,040

Net realized and unrealized gain on investments	147,168,080

Net Increase in Net Assets from Operations	$149,012,609

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

American Funds Growth Allocation Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,844,529	$14,384,955
Net realized gain (loss) on investments and capital gains distributions from Underlying Portfolios	(28,536,960)	17,168,255
Net change in unrealized appreciation (depreciation) on investments	175,705,040	(268,183,266)

Net increase (decrease) in net assets resulting from operations	149,012,609	(236,630,056)

Distributions to Shareholders
From net investment income
Class B	(0)+	(32,458)
Class C	(186)	(33,936,756)
From net realized gains
Class B	—	(14)
Class C	—	(14,346)

Net decrease in net assets resulting from distributions	(186)	(33,983,574)

Capital Share Transactions
Proceeds from shares sold
Class B	650,318	1,813,006
Class C	581,439,374	1,049,580,597
Net asset value of shares issued through dividend reinvestment
Class B	0 +	32,472
Class C	186	33,951,102
Cost of shares repurchased
Class B	(36,283)	(849,852)
Class C	(37,302,364)	(27,665,865)

Net increase in net assets from capital share transactions	544,751,231	1,056,861,460

Net Increase in Net Assets	693,763,654	786,247,830
Net assets at beginning of period	786,247,830	—

Net assets at end of period	$1,480,011,484	$786,247,830

Net assets at end of period includes undistributed net investment income	$1,844,395	$52

*	For the period 4/28/08 (Commencement of operations) through 12/31/08.
+	Rounds to less than $0.50.

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

American Funds Growth Allocation Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$6.17		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.02		0.14
Net Realized/Unrealized Gain (Loss) on Investments	0.65		(3.69)

Total from Investment Operations	0.67		(3.55)

Less Distributions
Dividends from Net Investment Income	(0.00	)+	(0.28)
Distributions from Net Realized Capital Gains	—		(0.00)+

Total Distributions	(0.00	)+	(0.28)

Net Asset Value, End of Period	$6.84		$6.17

Total Return	10.86%		(35.45)%
Ratio of Expenses to Average Net Assets(c)	0.35	%*	0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.37	%*	0.65%*
Ratio of Net Investment Income to Average Net Assets(e)	0.68	%*	2.37%*
Portfolio Turnover Rate	3.5%		4.6%
Net Assets, End of Period (in millions)	$1.5		$0.7

	Class C
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$6.14		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.01		0.23
Net Realized/Unrealized Gain (Loss) on Investments	0.65		(3.81)

Total from Investment Operations	0.66		(3.58)

Less Distributions
Dividends from Net Investment Income	(0.00	)+	(0.28)
Distributions from Net Realized Capital Gains	—		(0.00)+

Total Distributions	(0.00	)+	(0.28)

Net Asset Value, End of Period	$6.80		$6.14

Total Return	10.75%		(35.78)%
Ratio of Expenses to Average Net Assets(c)	0.65	%*	0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.67	%*	0.70%*
Ratio of Net Investment Income to Average Net Assets(e)	0.34	%*	4.65%*
Portfolio Turnover Rate	3.5%		4.6%
Net Assets, End of Period (in millions)	$1,478.5		$785.5

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is American Funds Growth Allocation Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class B and C Shares are currently offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”), which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement (the “Management Agreement”) with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$535,239	0.10%	All

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class B	Class C	2013	2014

0.35%	0.65%	$145,377	$109,552

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00% respectively, of the average net assets of the Portfolio attributable to its Class B and Class C Shares in respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio, attributable to its Class B and Class C Shares, respectively.

Under terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments		Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class B

6/30/2009	120,688	102,646	0	+	(5,837)	96,809	217,497
04/28/2008-12/31/2008	—	214,278	5,315		(98,905)	120,688	120,688

Class C

6/30/2009	127,868,366	95,368,136	30		(5,938,785)	89,429,381	217,297,747
04/28/2008-12/31/2008	—	125,821,911	5,574,894		(3,528,439)	127,868,366	127,868,366

+ Rounds to less than 0.50 share.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$586,502,105	$—	$38,333,562

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,573,373,650	$1,618,144	$(94,096,370)	$(92,478,226)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$16,880,302	$17,103,272	$33,983,574

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$52	$—	$(270,352,458)	$—	$(270,352,406)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the period are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

American Funds Global Bond Fund (Class 1)	772,120	598,295	(55,277)	1,315,138
American Funds Global Small Capitalization Fund (Class 1)	2,762,215	1,922,253	(217,965)	4,466,503
American Funds Growth Fund (Class 1)	7,492,965	5,119,807	(793,531)	11,819,241
American Funds Growth-Income Fund (Class 1)	14,170,572	11,173,030	(37,648)	25,305,954
American Funds High-Income Bond Fund (Class 1)	1,838,535	1,382,042	(18,653)	3,201,924
American Funds New World Fund (Class 1)	2,401,415	1,564,859	(133,454)	3,832,820
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	3,223,095	2,545,942	(173,167)	5,595,870

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

American Funds Global Bond Fund (Class 1)	$(40,697)	$—	$46,708	$14,387,612
American Funds Global Small Capitalization Fund (Class 1)	(2,770,105)	—	—	63,513,680
American Funds Growth Fund (Class 1)	(23,759,982)	—	1,132,059	446,649,102
American Funds Growth-Income Fund (Class 1)	(548,335)	—	2,718,920	659,726,211
American Funds High-Income Bond Fund (Class 1)	(58,929)	—	363,280	30,098,083
American Funds New World Fund (Class 1)	(1,534,766)	—	196,760	62,245,002
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	81,179	604,354	356,019	68,269,616

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

American Funds Growth Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Performance Summary

During the period ended June 30, 2009, the Portfolio had a return of 12.72% for Class C versus 3.16% for its benchmark, the S&P 500® Index1.

American Funds Growth Portfolio managed by

MetLife Advisers, LLC vs. S&P 500® Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year
—	American Funds Growth Portfolio—Class C	12.72%	-31.71%	-9.02%	-0.93%	0.87%
- -	S&P 500® Index[1]	3.16%	-26.21%	-8.22%	-2.24%	-2.22%

+The chart reflects the performance of Class C shares of the Portfolio.

1The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Master Fund for the period ended June 30, 2009 adjusted to reflect the Portfolio’s expenses for the period ended June 30, 2009 (including contractual expense waivers).

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

1

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

American Funds Growth Portfolio

Class C
Actual	0.65%	$1,000.00	$1,127.20	$3.43
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

2

Met Investors Series Trust

American Funds Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Security - 100.1%
American Funds Growth Fund(a) (Cost $182,677,690)	4,666,103	$176,332,018

TOTAL INVESTMENTS - 100.1% (Cost $182,677,690)		176,332,018

Other Assets and Liabilities (net) - (0.1)%		(137,786)

NET ASSETS - 100.0%		$176,194,232

Portfolio Footnotes:

(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements

3

Met Investors Series Trust

American Funds Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Security	$176,332,018	$—	$—	$176,332,018
TOTAL INVESTMENTS	$176,332,018	$—	$—	$176,332,018

See accompanying notes to financial statements

4

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

American Funds Growth Portfolio
Assets
Investments, at value (a)	$176,332,018
Receivable for Trust shares sold	924,548

Total assets	177,256,566

Liabilities
Payables for:
Investments purchased	870,308
Trust shares redeemed	54,240
Distribution and services fees—Class C	76,280
Administration fee	2,000
Custodian and accounting fees	3,720
Deferred trustee fees	3,427
Accrued expenses	52,359

Total liabilities	1,062,334

Net Assets	$176,194,232

Net Assets Represented by
Paid in surplus	$184,264,661
Accumulated net realized loss	(1,806,714)
Unrealized depreciation on investments	(6,345,672)
Undistributed net investment income	81,957

Total	$176,194,232

Net Assets
Class C	$176,194,232

Capital Shares Outstanding
Class C	28,020,014

Net Asset Value and Offering Price Per Share
Class C	$6.29

(a) Investments at cost	$182,677,690

See accompanying notes to financial statements

5

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

American Funds Growth Portfolio
Investment Income
Dividends from Master Fund	$437,134

Total investment income	437,134

Expenses
Administration fees	11,985
Custodian and accounting fees	12,138
Distribution and services fees—Class C	300,636
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	1,958
Shareholder reporting	17,597
Insurance	4,634
Other	2,255

Total expenses	381,827
Less expenses reimbursed by the Manager	(26,650)

Net expenses	355,177

Net investment income	81,957

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(1,750,084)

Net realized loss on investments	(1,750,084)

Net change in unrealized appreciation on:
Investments	18,740,331

Net change in unrealized appreciation on investments	18,740,331

Net realized and unrealized gain on investments	16,990,247

Net Increase in Net Assets from Operations	$17,072,204

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

American Funds Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$81,957	$753,517
Net realized gain (loss) on investments and capital gain distribution from Master Fund	(1,750,084)	1,890,642
Net change in unrealized appreciation (depreciation) on investments	18,740,331	(25,086,003)

Net increase (decrease) in net assets resulting from operations	17,072,204	(22,441,844)

Distributions to Shareholders
From net investment income
Class C	—	(2,720,585)
From net realized gains
Class C	—	—

Net decrease in net assets resulting from distributions	—	(2,720,585)

Capital Share Transactions
Proceeds from shares sold
Class C	98,441,212	95,320,579
Net asset value of shares issued through dividend reinvestment
Class C	—	2,720,585
Cost of shares repurchased
Class C	(7,809,578)	(4,388,341)

Net increase in net assets from capital share transactions	90,631,634	93,652,823

Net Increase in Net Assets	107,703,838	68,490,394
Net assets at beginning of period	68,490,394	—

Net assets at end of period	$176,194,232	$68,490,394

Net assets at end of period includes undistributed net investment income	$81,957	$—

*	For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

American Funds Growth Portfolio	Class C
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$5.58		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.00	+	0.15
Net Realized/Unrealized Gain (Loss) on Investments	0.71		(4.34)

Total from Investment Operations	0.71		(4.19)

Less Distributions
Dividends from Net Investment Income	—		(0.23)
Distributions from Net Realized Capital Gains	—		—

Total Distributions	—		(0.23)

Net Asset Value, End of Period	$6.29		$5.58

Total Return	12.72%		(41.84)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.65	%*	0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.70	%*	0.92%*
Ratio of Net Investment Income to Average Net Assets	0.15	%*	3.09%*
Portfolio Turnover Rate	1.2%		0.2%
Net Assets, End of Period (in millions)	$176.2		$68.5

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is American Funds Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc. (“MetLife”).

The Trust has registered four classes of shares: Class C Shares are currently offered by the Portfolio. Class A, B, and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Growth Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund, including the summary investment portfolio are included elsewhere in this report and should be read with the Portfolio’s financial statements. As of June 30, 2009, the Portfolio owned approximately 0.87% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the prospectus for the Master Fund.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

9

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Manager selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Manager is an affiliate of MetLife. The Manager currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets

0.75%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement	Expenses Deferred in
	2008	2009
	Subject to repayment until December 31,
Class C	2013	2014

0.65%	$66,600	$26,650

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average net assets of the Portfolio attributable to its Class C Shares in respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio, attributable to its Class C Shares.

Under terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class C

6/30/2009	12,277,510	17,177,139	—	(1,434,635)	15,742,504	28,020,014
4/28/08-12/31/2008	—	12,395,042	494,652	(612,184)	12,277,510	12,277,510

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$92,109,695	$—	$1,333,686

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$182,677,690	$—	$(6,345,672)	$(6,345,672)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$991,370	$1,729,215	$2,720,585

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(25,142,633)	$—	$(25,142,633)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Master Fund, in which the Portfolio invests, invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. Financial assets, which potentially expose the

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

Master Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Master Fund’s Statement of Assets and Liabilities.

9. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

10. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

12

American Funds International Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Performance Summary

During the period ended June 30, 2009, the Portfolio had a return of 14.89% for Class C versus 7.95% and 13.92% for its benchmarks, the MSCI EAFE® Index (net)1 and Morgan Stanley Capital International AC World (ex-U.S.) Index (net)2.

American Funds International Portfolio managed by MetLife Advisers, LLC vs. MSCI EAFE® Index (net)1 and Morgan Stanley Capital International AC World (ex-U.S.) Index (net)2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year
—	American Funds International Portfolio—Class C	14.89%	-24.80%	-3.9%	5.18%	3.55%
- -	MSCI EAFE® Index (net)[1]	7.95%	-31.35%	-7.98%	2.31%	1.16%
—	Morgan Stanley Capital International AC World (ex-U.S.) Index (net)[2]	13.92%	-30.92%	-5.80%	4.48%	2.52%

+The chart reflects the performance of Class C shares of the Portfolio.

1The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada.

2The Morgan Stanley Capital International AC World (ex-U.S.) Index (net) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Master Fund for the period ended June 30, 2009 adjusted to reflect the Portfolio’s expenses for the period ended June 30, 2009 (including contractual expense waivers).

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

1

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

American Funds International Portfolio

Class C
Actual	0.65%	$1,000.00	$1,148.90	$3.46
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

2

Met Investors Series Trust

American Funds International Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Security - 100.1%
American Funds International Fund(a) (Cost $117,891,914)	8,194,716	$114,562,127

TOTAL INVESTMENTS - 100.1% (Cost $117,891,914)		114,562,127

Other Assets and Liabilities (net) - (0.1)%		(69,183)

NET ASSETS - 100.0%		$114,492,944

Portfolio Footnotes:

(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements

3

Met Investors Series Trust

American Funds International Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Security	$114,562,127	$—	$—	$114,562,127
TOTAL INVESTMENTS	$114,562,127	$—	$—	$114,562,127

See accompanying notes to financial statements

4

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

American Funds International Portfolio
Assets
Investments, at value (a)	$114,562,127
Receivable for Trust shares sold	140,413

Total assets	114,702,540

Liabilities
Payables for:
Investments purchased	25,095
Trust shares redeemed	115,318
Distribution and services fees—Class C	51,309
Administration fee	2,000
Custodian and accounting fees	3,720
Deferred trustee fees	3,427
Accrued expenses	8,727

Total liabilities	209,596

Net Assets	$114,492,944

Net Assets Represented by
Paid in surplus	$120,034,937
Accumulated net realized loss	(2,255,306)
Unrealized depreciation on investments	(3,329,787)
Undistributed net investment income	43,100

Total	$114,492,944

Net Assets
Class C	$114,492,944

Capital Shares Outstanding
Class C	17,442,010

Net Asset Value and Offering Price Per Share
Class C	$6.56

(a) Investments at cost	$117,891,914

See accompanying notes to financial statements

5

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

American Funds International Portfolio
Investment Income
Dividends from Master Fund	$294,078

Total investment income	294,078

Expenses
Administration fees	11,985
Custodian and accounting fees	12,138
Distribution and services fees—Class C	212,392
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	935
Shareholder reporting	4,409
Insurance	147
Other	2,255

Total expenses	274,885
Less expenses reimbursed by the Manager	(23,907)

Net expenses	250,978

Net investment income	43,100

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(1,154,639)

Net realized loss on investments	(1,154,639)

Net change in unrealized appreciation on:
Investments	16,175,453

Net change in unrealized appreciation on investments	16,175,453

Net realized and unrealized gain on investments	15,020,814

Net Increase in Net Assets from Operations	$15,063,914

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

American Funds International Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$43,100	$1,365,615
Net realized gain (loss) on investments and capital gain distribution from Master Fund	(1,154,639)	1,114,528
Net change in unrealized appreciation (depreciation) on investments	16,175,453	(19,505,240)

Net increase (decrease) in net assets resulting from operations	15,063,914	(17,025,097)

Distributions to Shareholders
From net investment income
Class C	—	(3,597,911)
From net realized gains
Class C	(14)	(1,157)

Net decrease in net assets resulting from distributions	(14)	(3,599,068)

Capital Share Transactions
Proceeds from shares sold
Class C	51,152,123	78,256,528
Net asset value of shares issued through dividend reinvestment
Class C	14	3,599,068
Cost of shares repurchased
Class C	(6,376,288)	(6,578,236)

Net increase in net assets from capital share transactions	44,775,849	75,277,360

Net Increase in Net Assets	59,839,749	54,653,195
Net assets at beginning of period	54,653,195	—

Net assets at end of period	$114,492,944	$54,653,195

Net assets at end of period includes undistributed net investment income	$43,100	$—

*	For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

American Funds International Portfolio
	Class C
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$5.71		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.00	+	0.31
Net Realized/Unrealized Gain (Loss) on Investments	0.85		(4.20)

Total from Investment Operations	0.85		(3.89)

Less Distributions
Dividends from Net Investment Income	—		(0.40)
Distributions from Net Realized Capital Gains	(0.00	)+	(0.00)+

Total Distributions	(0.00	)+	(0.40)

Net Asset Value, End of Period	$6.56		$5.71

Total Return	14.89%		(38.86)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.65	%*	0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.71	%*	0.85%*
Ratio of Net Investment Income to Average Net Assets	0.11	%*	6.43%*
Portfolio Turnover Rate	2.7%		7.9%
Net Assets, End of Period (in millions)	$114.5		$54.7

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is American Funds International Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc. (“MetLife”).

The Trust has registered four classes of shares: Class C Shares are currently offered by the Portfolio. Class A, B, and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the International Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund, including the summary investment portfolio are included elsewhere in this report and should be read with the Portfolio’s financial statements. As of June 30, 2009, the Portfolio owned approximately 1.49% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the prospectus for the Master Fund.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

9

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Manager selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Manager is an affiliate of MetLife. The Manager currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Manager would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets

0.90%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement	Expenses Deferred in
	2008	2009
	Subject to repayment until December 31,
Class C	2013	2014

0.65%	$44,363	$23,907

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average net assets of the Portfolio attributable to its Class C Shares in respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio, attributable to its Class C Shares.

Under terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class C

6/30/2009	9,573,092	8,949,908	3	(1,080,993)	7,868,918	17,442,010
4/28/2008-12/31/2008	—	9,816,178	629,208	(872,294)	9,573,092	9,573,092

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$47,598,622	$—	$2,144,881

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$117,891,914	$—	$(3,329,787)	$(3,329,787)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$1,628,706	$1,970,362	$3,599,068

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$1	$(20,605,894)	$—	$(20,605,893)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Master Fund, in which the Portfolio invests, invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. Financial assets, which potentially expose the

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

Master Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Master Fund’s Statement of Assets and Liabilities.

9. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

10. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

12

American Funds Moderate Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class B and C shares of the Portfolio returned 8.14% and 7.89%, respectively, compared to the 7.11% return of its primary index, the Dow Jones Moderate Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as more than six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although small cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE® Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The American Funds Moderate Allocation Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes to add value and control risk over the long term. The Portfolio strives to achieve its objectives through investment in the various funds of the American Funds Insurance Series (AFIS). Although the Portfolio’s broad asset allocation goal of 50% to fixed income and 50% to equities did not change, there were several very modest changes to the narrower asset class goals. These changes included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash through the underlying portfolios, and a slight reduction in the goals for the riskier, non-core fixed income securities, such as high-yield bonds. To achieve these new asset class goals and to improve the overall diversification of the Portfolio, several adjustments to the underlying portfolio targets were made as part of the May 1, 2009 restructuring.

In the first quarter, the cumulatively high cash position (approximately 10%) of the Portfolio served as a buffer to the turbulent capital markets and helped both relative and absolute returns. However, the cash position hurt relative performance during the second quarter when both stocks and corporate bonds posted strong positive returns. Overall, the cash position was a detractor from performance during the first six months of 2009. While the percentage held in high yield bonds was slightly below the stated goal of 6%, the Portfolio’s higher overall exposure to credit based bonds (including investment grade corporate bonds) helped relative performance, especially in the second quarter. Among the fixed income underlying portfolios, the six month returns were directly related to the level of credit exposure: the higher the credit exposure and less held in the safety of U.S. Treasury Securities, the better the performance. The AFIS High Income Bond Fund was the best absolute performer among the underlying bond portfolios, while the AFIS Government/AAA Securities Fund posted a nearly flat return in response to the rise in treasury yields.

The underlying equity portfolios that invest primarily in foreign securities were the best absolute performers over the first six months of 2009, they benefited from both good local returns and a weaker dollar that made foreign securities more valuable to a U.S. based investor. The Portfolio especially benefited from its foreign equity exposure outside of the large cap, developed market universe that makes up the MSCI EAFE Index: small cap foreign stocks and emerging market stocks. Within domestic equities, a modest overall tilt to growth style stocks helped both absolute and relative performance. The AFIS Growth Fund had the biggest contribution to relative performance due to a large weighting and very good relative performance. It bettered the broad equity market despite its significant cash position because of its growth style, exposure to foreign stocks and overall good stock selection, particularly in the Energy sector. Because the asset class goals call for an even split between stocks and bonds, both segments were a major contributor to performance.

1

American Funds Moderate Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
American Funds Growth-Income Fund (Class 1)	34.35%
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	22.73%
American Funds Bond Fund (Class 1)	14.75%
American Funds Growth Fund (Class 1)	10.31%
American Funds High-Income Bond Fund (Class 1)	8.37%
American Funds International Fund (Class 1)	6.32%
American Funds Global Small Capitalization Fund (Class 1)	1.14%
American Funds New World Fund (Class 1)	1.10%
American Funds Global Bond Fund (Class 1)	1.03%

2

American Funds Moderate Allocation Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

American Funds Moderate Allocation Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderate Index1 and

Moderate Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	Since Inception[4]
—	American Funds Moderate Allocation Portfolio—Class B	8.14%	-13.11%	-13.76%
	Class C	7.89%	-13.42%	-14.03%
—	Dow Jones Moderate Index[1]	7.11%	-14.71%	-15.80%
- -	Moderate Blended Benchmark[2]	4.95%	-11.90%	-12.87%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 58% in equities over the past three years ending in June 2009.

2The Moderate Blended Benchmark is comprised of 37% Dow Jones U.S. Total Full Cap Index, 50% Barclays Capital U.S. Universal Index and 13% Morgan Stanley Capital International Europe Australasia and Far East Index.

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-ERISA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

American Funds Moderate Allocation Portfolio

Class B(a)(b)
Actual	0.75%	$1,000.00	$1,081.40	$1.81
Hypothetical	0.75%	1,000.00	1,023.06	1.76

Class C(a)(b)
Actual	1.05%	$1,000.00	$1,078.90	$3.35
Hypothetical	1.05%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.1%
American Funds Bond Fund (Class 1)(a)	14,159,982	$140,891,822
American Funds Global Bond Fund (Class 1)(a)	891,403	9,751,949
American Funds Global Small Capitalization Fund (Class 1)(a)	759,246	10,796,478
American Funds Growth Fund (Class 1)(a)	2,604,422	98,421,092
American Funds Growth-Income Fund (Class 1)(a)	12,585,022	328,091,533
American Funds High-Income Bond Fund (Class 1)(a)	8,498,029	79,881,474
American Funds International Fund (Class 1)(a)	4,316,611	60,346,215
American Funds New World Fund (Class 1)(a)	642,466	10,433,648
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)(a)	17,795,044	217,099,536

Total Investment Company Securities (Cost $947,718,993)		955,713,747

TOTAL INVESTMENTS - 100.1% (Cost $947,718,993)		955,713,747

Other Assets and Liabilities (net) - (0.1)%		(512,252)

NET ASSETS - 100.0%		$955,201,495

Portfolio Footnotes:

(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements

5

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$955,713,747	$—	$—	$955,713,747
TOTAL INVESTMENTS	$955,713,747	$—	$—	$955,713,747

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

American Funds Moderate Allocation Portfolio
Assets
Investments, at value (a)	$955,713,747
Receivable for Trust shares sold	1,353,496
Receivable from Manager	10,292

Total assets	957,077,535

Liabilities
Payables for:
Investments purchased	1,173,000
Trust shares redeemed	180,496
Distribution and services fees—Class B	68
Distribution and services fees—Class C	413,179
Management fee	75,150
Administration fee	2,000
Custodian and accounting fees	3,720
Deferred trustee fees	3,427
Accrued expenses	25,000

Total liabilities	1,876,040

Net Assets	$955,201,495

Net Assets Represented by
Paid in surplus	$966,938,499
Accumulated net realized loss	(22,631,448)
Unrealized appreciation on investments	7,994,754
Undistributed net investment income	2,899,690

Total	$955,201,495

Net Assets
Class B	$366,848

Class C	954,834,647

Capital Shares Outstanding
Class B	45,286

Class C	118,270,659

Net Asset Value and Offering Price Per Share
Class B	$8.10

Class C	8.07

(a) Investments at cost	$947,718,993

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

American Funds Moderate Allocation Portfolio
Investment Income
Dividends from Underlying Portfolios	$5,029,226

Total investment income	5,029,226

Expenses
Management fee	326,279
Administration fees	11,985
Custodian and accounting fees	12,138
Distribution and services fees—Class B	275
Distribution and services fees—Class C	1,793,928
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	9,298
Shareholder reporting	12,032
Insurance	451
Other	2,254

Total expenses	2,199,264
Less expenses reimbursed by the Manager	(69,728)

Net expenses	2,129,536

Net investment income	2,899,690

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(21,957,490)
Capital gain distributions from Underlying Portfolios	2,159,318

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(19,798,172)

Net change in unrealized appreciation on:
Investments	83,698,765

Net change in unrealized appreciation on investments	83,698,765

Net realized and unrealized gain on investments	63,900,593

Net Increase in Net Assets from Operations	$66,800,283

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

American Funds Moderate Allocation Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,899,690	$12,810,203
Net realized gain (loss) on investments and capital gains from Underlying Portfolios	(19,798,172)	293,520
Net change in unrealized appreciation (depreciation) on investments	83,698,765	(75,704,011)

Net increase (decrease) in net assets resulting from operations	66,800,283	(62,600,288)

Distributions to Shareholders
From net investment income
Class B	—	(3,519)
Class C	—	(16,002,152)
From net realized gains
Class B	—	(3)
Class C	—	(14,308)

Net decrease in net assets resulting from distributions	—	(16,019,982)

Capital Share Transactions
Proceeds from shares sold
Class B	266,187	1,102,862
Class C	458,953,579	545,471,962
Net asset value of shares issued through dividend reinvestment
Class B	—	3,522
Class C	—	16,016,460
Cost of shares repurchased
Class B	(28,940)	(912,370)
Class C	(20,221,426)	(33,630,354)

Net increase in net assets from capital share transactions	438,969,400	528,052,082

Net Increase in Net Assets	505,769,683	449,431,812
Net assets at beginning of period	449,431,812	—

Net assets at end of period	$955,201,495	$449,431,812

Net assets at end of period includes undistributed net investment income	$2,899,690	$—

*	For the period 4/28/08 (Commencement of operations) through 12/31/08.

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

American Funds Moderate Allocation Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$7.49		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.05		0.11
Net Realized/Unrealized Gain (Loss) on Investments	0.56		(2.34)

Total From Investment Operations	0.61		(2.23)

Less Distributions
Dividends from Net Investment Income	—		(0.28)
Distributions from Net Realized Capital Gains	—		(0.00)+

Total Distributions	—		(0.28)

Net Asset Value, End of Period	$8.10		$7.49

Total Return	8.14%		(22.30)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)	0.35	%*	0.35%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.37	%*	0.85%*
Ratio of Net Investment Income to Average Net Assets(e)	1.24	%*	1.75%*
Portfolio Turnover Rate	14.6%		12.8%
Net Assets, End of Period (in millions)	$0.4		$0.1

	Class C
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$7.48		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.03		0.49
Net Realized/Unrealized Gain (Loss) on Investments	0.56		(2.73)

Total From Investment Operations	0.59		(2.24)

Less Distributions
Dividends from Net Investment Income	—		(0.28)
Distributions from Net Realized Capital Gains	—		(0.00)+

Total Distributions	—		(0.28)

Net Asset Value, End of Period	$8.07		$7.48

Total Return	7.89%		(22.40)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)	0.65	%*	0.65%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.67	%*	0.70%*
Ratio of Net Investment Income to Average Net Assets(e)	0.89	%*	8.74%*
Portfolio Turnover Rate	14.6%		12.8%
Net Assets, End of Period (in millions)	$955		$449.3

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is American Funds Moderate Allocation Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class B and C Shares are currently offered by the Portfolio. Class A and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”), which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement (the “Management Agreement”) with the Manager for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$326,279	0.10%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class B	Class C	2013	2014

0.35%	0.65%	$79,192	$69,728

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class C Shares in respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio, attributable to its Class B and Class C Shares, respectively.

Under terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class B

6/30/2009	13,369	35,724	—	(3,807)	31,917	45,286
04/28/2008-12/31/2008	—	112,605	472	(99,708)	13,369	13,369

Class C

6/30/2009	60,077,943	60,908,432	—	(2,715,716)	58,192,716	118,270,659
04/28/2008-12/31/2008	—	61,995,367	2,149,861	(4,067,285)	60,077,943	60,077,943

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$541,387,539	$—	$97,099,163

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$947,718,993	$18,476,996	$(10,482,242)	$7,994,754

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$13,274,050	$2,745,932	$16,019,982

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(78,537,287)	$—	$(78,537,287)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership of at least 5% of the outstanding voting securities at the end of the period are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009
American Funds Global Bond Fund (Class 1)	2,657,742	1,717,373	(3,483,712)	891,403
American Funds Growth-Income Fund (Class 1)	5,520,650	7,064,372	—	12,585,022
American Funds High-Income Bond Fund (Class 1)	5,820,787	5,144,808	(2,467,566)	8,498,029
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	8,524,649	9,577,719	(307,324)	17,795,044

Security Description	Net Realized Gain (Loss) on Investments during the period	Capital Gain Distributions from Affiliates during the period	Income earned from Affiliates during the period	Ending Value
American Funds Global Bond Fund (Class 1)	$(904,541)	$—	$31,222	$9,751,949
American Funds Growth-Income Fund (Class 1)	(6,320,086)	—	1,332,840	328,091,533
American Funds High-Income Bond Fund (Class 1)	—	—	950,934	79,881,474
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	144,169	1,921,865	1,085,968	217,099,536

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

Batterymarch Growth and Income Portfolio	For the period ended 6/30/09
Managed by Batterymarch Financial Management, Inc.

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 0.76% for Class A Shares versus 3.16% for its benchmark, the S&P 500® Index.

Market Environment/Conditions

US equity market performance continued to reflect uncertainty regarding the world economy in the first quarter of 2009. Investor questions about the condition of the US financial system and the impact of government intervention led to broad declines early in the quarter. Protectionist rhetoric added to investor concerns and helped to keep market volatility at elevated levels.

A rebound was sparked in early March with financial stocks leading the pack. Across all 20 sectors within which Batterymarch views the market, returns rotated from sharply negative to positive between February and March. From the beginning of the rally on March 9th through the equity market peak on June 12th, the S&P 500® gained 40.8%—marking its third largest bounce over the last 100 years. The reversal that characterized the start of the rally continued through much of the second quarter; those stocks that suffered most during the 2008 market decline were most rewarded in the rally. The narrow breadth of the rally was reflected in our factors’ performance, where only deep value factors such as price-to-book were effective.

Investors were buoyed in April and May by marginally better announcements covering corporate earnings, employment, housing and manufacturing statistics. However, by mid-June optimism began to wane and the markets started to trade sideways as conflicting data about the health of the economy continued to surface.

Technical indicators were largely supportive of the market advances. However, fundamental uncertainty regarding the health of the dollar and the US economy overall, plus the potential for sweeping changes in public policy cast a pall over market opinion. This contrast in investor sentiment coupled with an all-time high in analyst estimate dispersion kept market performance largely range bound for the last few weeks of the quarter.

Portfolio Review/Current Positioning

The Portfolio underperformed its benchmark during the period. Relative outperformance in the first quarter was erased as the rally which began in early March continued well into the second quarter.

Batterymarch’s preference for high-quality stocks benefited the Portfolio in the first quarter when an underweight to financials-banks was a strong contributor, but detracted from performance during the second quarter. Ordinarily, we expect that stocks with the strongest fundamentals will be rewarded. During this rally, however, lower-quality names with high debt levels and poor prior performance rebounded sharply, outperforming more fundamentally sound stocks by huge margins. Some of the names which had been the biggest contributors to relative performance early in the year became the largest detractors. The extent of this disconnect, coupled with dramatic shifts in market sentiment, had a significant impact on our multidimensional stock model, which struggled particularly at the height of the rally in April.

While overall stock selection detracted from relative performance, sector allocation contributed during the period, especially the overweight in software & services and the underweight in Industrials.

Although investors have recently favored low-quality stocks, we continue to believe that the market will reward fundamentally sound stocks over the longer term. While we have muted our active positions during the rally to manage risk exposures, the Portfolio continues to be invested in high-quality stocks that rank attractively relative to their peers and the characteristics of the Portfolio continue to compare favorably to the benchmark.

Yu-Nien (Charles) Ko, CFA and Stephen A. Lanzendorf, CFA

Senior Portfolio Managers and Co-Directors of the U.S. Investment team

Batterymarch Financial Management, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

Batterymarch Growth and Income Portfolio	For the period ended 6/30/09
Managed by Batterymarch Financial Management, Inc.

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Exxon Mobil Corp.	3.65%
Microsoft Corp.	2.67%
International Business Machines Corp.	2.40%
AT&T, Inc.	2.08%
Apple, Inc.	2.01%
Chevron Corp.	1.86%
Hewlett-Packard Co.	1.75%
Johnson & Johnson	1.68%
Verizon Communications, Inc.	1.67%
Cisco Systems, Inc.	1.63%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Batterymarch Growth and Income Portfolio	For the period ended 6/30/09
Managed by Batterymarch Financial Management, Inc.

Portfolio Manager Commentary (continued)

Batterymarch Growth and Income Portfolio managed by

Batterymarch Financial Management, Inc. vs. S&P 500® Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year
—	Batterymarch Growth and Income Portfolio—Class A	0.76%	-29.39%	-8.53%	-3.03%	-3.43%
- -	S&P 500® Index[1]	3.16%	-26.21%	-8.22%	-2.24%	-2.22%

+The chart reflects the performance of Class A shares of the Portfolio.

1The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

Inception of Class A shares is 5/16/83. Index returns are based on an inception date of 5/16/83. On May 1, 2006, the assets of The Travelers Growth and Income Stock Account for Variable Annuities were transferred to the Portfolio. The historical performance prior to this period is the performance of the Portfolio’s predecessor insurance company separate account managed by an entity which became an affiliate of the Advisor in December 2005 using the same investment objective and similar investment strategies as the Portfolio. The separate account’s performance reflects all expenses including Contract charges since such charges were not separately stated from other account expenses. Subsequent to May 1, 2006, the Portfolio’s performance will not reflect Contract charges. If Contract charges had been excluded from the performance calculations, the performance numbers would have been higher. Prior to May 1, 2006, the Portfolio was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Batterymarch Growth and Income Portfolio

Class A
Actual	0.65%	$1,000.00	$1,007.60	$3.24
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.8%
Aerospace & Defense - 2.9%
Boeing Co. (The)	12,741	$541,493
General Dynamics Corp.	19,916	1,103,147
Honeywell International, Inc.	14,666	460,512
Lockheed Martin Corp.	21,063	1,698,731
Northrop Grumman Corp.	8,000	365,440
Raytheon Co.	31,916	1,418,028
United Technologies Corp.	19,341	1,004,958

		6,592,309

Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	11,210	560,388

Beverages - 1.4%
Coca-Cola Co.	28,350	1,360,517
Coca-Cola Enterprises, Inc.	22,300	371,295
PepsiCo, Inc.	26,092	1,434,016

		3,165,828

Biotechnology - 2.7%
Amgen, Inc.*	41,541	2,199,180
Biogen Idec, Inc.*	16,500	744,975
Celgene Corp.*	8,900	425,776
Cephalon, Inc.*(a)	20,100	1,138,665
Gilead Sciences, Inc.*	35,926	1,682,774

		6,191,370

Capital Markets - 4.1%
Affiliated Managers Group, Inc.*	9,900	576,081
Ameriprise Financial, Inc.	37,382	907,261
Bank of New York Mellon Corp.	22,187	650,301
Charles Schwab Corp. (The)	65,425	1,147,555
Goldman Sachs Group, Inc. (The)	14,111	2,080,526
Jefferies Group, Inc.*	37,020	789,637
Morgan Stanley	46,712	1,331,759
State Street Corp.	14,790	698,088
TD Ameritrade Holding Corp.*	55,960	981,538

		9,162,746

Chemicals - 1.1%
Dow Chemical Co. (The)	39,100	631,074
E.I. du Pont de Nemours & Co.	17,196	440,562
Lubrizol Corp. (The)	13,200	624,492
Monsanto Co.	10,939	813,205

		2,509,333

Commercial & Professional Services - 0.1%
Brink’s Co. (The)	11,000	319,330

Commercial Banks - 1.5%
Cullen/Frost Bankers, Inc.	22,300	1,028,476
U.S. Bancorp	27,979	501,384
Wells Fargo & Co.	81,044	1,966,127

		3,495,987

Security Description	Shares	Value

Communications Equipment - 2.6%
Cisco Systems, Inc.*	197,204	$3,675,883
Motorola, Inc.	107,400	712,062
QUALCOMM, Inc.	32,952	1,489,430

		5,877,375

Computers & Peripherals - 7.3%
Apple, Inc.*	31,862	4,538,104
Dell, Inc.*	76,704	1,053,146
EMC Corp.*	8,500	111,350
Hewlett-Packard Co.	102,306	3,954,127
International Business Machines Corp.	51,835	5,412,611
NCR Corp.*	39,600	468,468
Seagate Technology	86,800	907,928

		16,445,734

Construction & Engineering - 1.7%
Fluor Corp.	29,900	1,533,571
KBR, Inc.	35,500	654,620
Shaw Group, Inc. (The)*	36,450	999,095
URS Corp.*	12,100	599,192

		3,786,478

Consumer Finance - 0.4%
American Express Co.	43,250	1,005,130

Containers & Packaging - 0.0%
Pactiv Corp.*	4,700	101,990

Diversified Consumer Services - 1.1%
Apollo Group, Inc. - Class A*	22,540	1,603,045
ITT Educational Services, Inc.*(a)	8,100	815,346

		2,418,391

Diversified Financial Services - 2.5%
Bank of America Corp.	161,487	2,131,628
JPMorgan Chase & Co.	105,953	3,614,057

		5,745,685

Diversified Telecommunication Services - 4.0%
AT&T, Inc.	188,923	4,692,847
Embarq Corp.	15,710	660,763
Verizon Communications, Inc.	122,895	3,776,563

		9,130,173

Electric Utilities - 1.8%
DPL, Inc.(a)	34,600	801,682
Duke Energy Corp.	25,600	373,504
Edison International	51,750	1,628,055
Exelon Corp.	10,560	540,778
FPL Group, Inc.	13,400	761,924

		4,105,943

Electrical Equipment - 0.2%
Emerson Electric Co.	15,900	515,160

See accompanying notes to financial statements

5

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. - Class A	35,500	$1,123,220
Flextronics International, Ltd.*	25,300	103,983
Ingram Micro, Inc. - Class A*	24,000	420,000

		1,647,203

Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.(a)	9,200	764,060
National-Oilwell Varco, Inc.*	22,900	747,914
Noble Corp.	23,600	713,900
Oil States International, Inc.*	23,800	576,198
Schlumberger, Ltd.	21,486	1,162,607

		3,964,679

Food & Staples Retailing - 2.9%
BJ’s Wholesale Club, Inc.*(a)	23,308	751,217
Costco Wholesale Corp.	7,327	334,844
CVS Caremark Corp.	29,500	940,165
Kroger Co. (The)	61,200	1,349,460
Wal-Mart Stores, Inc.	66,885	3,239,909

		6,615,595

Food Products - 1.6%
Archer-Daniels-Midland Co.	26,200	701,374
ConAgra Foods, Inc.	35,800	682,348
Dean Foods Co.*	21,920	420,645
Kraft Foods, Inc. - Class A	29,200	739,928
Unilever N.V.	42,210	1,020,638

		3,564,933

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	18,400	974,464
Beckman Coulter, Inc.(a)	11,100	634,254
Covidien Plc	22,776	852,733
Hospira, Inc.*	24,100	928,332
Medtronic, Inc.	18,500	645,465

		4,035,248

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	28,200	500,268
Coventry Health Care, Inc.*	45,790	856,731
Humana, Inc.*	17,550	566,163
Medco Health Solutions, Inc.*	13,800	629,418
UnitedHealth Group, Inc.	46,075	1,150,953
WellPoint, Inc.*	19,200	977,088

		4,680,621

Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	24,240	799,435
McDonald’s Corp.	43,158	2,481,154

		3,280,589

Household Durables - 1.1%
Garmin, Ltd.(a)	41,249	982,551
Mohawk Industries, Inc.*(a)	18,900	674,352
Newell Rubbermaid, Inc.	73,340	763,470

		2,420,373

Security Description	Shares	Value

Household Products - 1.6%
Colgate-Palmolive Co.(a)	10,060	$711,645
Procter & Gamble Co. (The)	58,462	2,987,408

		3,699,053

Independent Power Producers & Energy Traders - 0.2%
Mirant Corp.*	34,000	535,160

Industrial Conglomerates - 1.7%
3M Co.	14,061	845,066
General Electric Co.	164,904	1,932,675
Tyco International, Ltd.	37,100	963,858

		3,741,599

Insurance - 2.6%
Aegon N.V.	34,210	210,734
Aflac, Inc.	21,240	660,351
American Financial Group, Inc.	33,100	714,298
Arthur J. Gallagher & Co.	18,300	390,522
Principal Financial Group, Inc.	33,115	623,887
Progressive Corp. (The)*	77,520	1,171,327
Prudential Financial, Inc.	17,100	636,462
Torchmark Corp.	27,420	1,015,637
Travelers Cos., Inc. (The)	11,700	480,168

		5,903,386

Internet Software & Services - 1.2%
eBay, Inc.*	40,000	685,200
Google, Inc. - Class A*	4,900	2,065,791

		2,750,991

IT Services - 1.7%
Affiliated Computer Services, Inc. - Class A*	1,900	84,398
Amdocs, Ltd.*	29,650	635,992
Automatic Data Processing, Inc.	5,300	187,832
Computer Sciences Corp.*	32,400	1,435,320
Hewitt Associates, Inc. - Class A*(a)	26,400	786,192
Western Union Co.	45,430	745,052

		3,874,786

Machinery - 0.7%
Joy Global, Inc.(a)	15,220	543,658
Navistar International Corp.*	21,300	928,680

		1,472,338

Media - 1.6%
Comcast Corp. - Class A	51,904	752,089
DISH Network Corp. - Class A*	45,000	729,450
Time Warner, Inc.	19,645	494,857
Viacom, Inc. - Class B*	31,240	709,148
Walt Disney Co. (The)	38,130	889,573

		3,575,117

Metals & Mining - 0.7%
Allegheny Technologies, Inc.	19,372	676,664
Cliffs Natural Resources, Inc.	38,700	946,989

		1,623,653

See accompanying notes to financial statements

6

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Multi-Utilities - 1.4%
Dominion Resources, Inc.	33,300	$1,112,886
PG&E Corp.	25,900	995,596
Sempra Energy	19,900	987,637

		3,096,119

Multiline Retail - 1.0%
Dollar Tree, Inc.*(a)	13,200	555,720
Family Dollar Stores, Inc.(a)	30,200	854,660
Target Corp.	24,217	955,845

		2,366,225

Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	16,990	771,176
Apache Corp.	17,500	1,262,625
Canadian Natural Resources, Ltd.	27,700	1,453,973
Chevron Corp.	63,439	4,202,834
ConocoPhillips	59,058	2,483,979
Devon Energy Corp.	9,375	510,938
EnCana Corp.	13,950	690,106
Exxon Mobil Corp.	118,054	8,253,155
Hess Corp.	8,240	442,900
Marathon Oil Corp.	29,400	885,822
Murphy Oil Corp.	10,800	586,656
Occidental Petroleum Corp.	19,466	1,281,057
Talisman Energy, Inc.	47,550	679,490
Valero Energy Corp.	39,200	662,088

		24,166,799

Paper & Forest Products - 0.7%
International Paper Co.	98,260	1,486,674

Pharmaceuticals - 8.4%
Abbott Laboratories	27,579	1,297,316
Bristol-Myers Squibb Co.	100,375	2,038,616
Eli Lilly & Co.	22,976	795,889
Endo Pharmaceuticals Holdings, Inc.*(a)	70,700	1,266,944
Johnson & Johnson	66,854	3,797,307
Merck & Co., Inc.	70,208	1,963,016
Pfizer, Inc.(a)	214,906	3,223,590
Schering-Plough Corp.	83,400	2,095,008
Watson Pharmaceuticals, Inc.*(a)	44,000	1,482,360
Wyeth	22,051	1,000,895

		18,960,941

Real Estate Investment Trusts (REITs) - 0.4%
Liberty Property Trust	22,600	520,704
Plum Creek Timber Co., Inc.(a)	9,000	268,020

		788,724

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.(a)	82,100	654,337

Security Description	Shares	Value

Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	14,600	$1,073,684
CSX Corp.	17,000	588,710
Union Pacific Corp.	31,600	1,645,096

		3,307,490

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	158,369	2,621,007
LSI Corp.*	87,840	400,551
Marvell Technology Group, Ltd.*	61,439	715,150
Texas Instruments, Inc.	25,574	544,726
Xilinx, Inc.(a)	11,100	227,106

		4,508,540

Software - 5.7%
BMC Software, Inc.*	11,300	381,827
McAfee, Inc.*(a)	21,760	918,054
Microsoft Corp.	253,390	6,023,080
Oracle Corp.	151,900	3,253,698
Symantec Corp.*	77,140	1,200,299
Synopsys, Inc.*	54,190	1,057,247

		12,834,205

Specialty Retail - 2.3%
Aeropostale, Inc.*(a)	14,700	503,769
Home Depot, Inc. (The)(a)	44,128	1,042,745
Lowe’s Cos., Inc.	57,400	1,114,134
PetSmart, Inc.	47,100	1,010,766
Ross Stores, Inc.(a)	17,400	671,640
TJX Cos., Inc. (The)	28,600	899,756

		5,242,810

Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	27,570	741,081
NIKE, Inc. - Class B	12,660	655,535
Polo Ralph Lauren Corp.(a)	22,750	1,218,035

		2,614,651

Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial	6,900	264,477
Hudson City Bancorp, Inc.	158,100	2,101,149

		2,365,626

Tobacco - 1.4%
Altria Group, Inc.(a)	85,625	1,403,394
Philip Morris International, Inc.	41,688	1,818,430

		3,221,824

Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.*	300,560	1,445,694

Total Common Stocks (Cost $252,616,076)		225,575,333

See accompanying notes to financial statements

7

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 6.9%
Mutual Funds - 6.6%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	14,836,327	$14,836,327

Repurchase Agreement - 0.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $675,000 on 07/01/09 collateralized by $690,000 FNMA at 1.722% due 05/10/11 with a value of $693,450.	$675,000	675,000

Total Short-Term Investments (Cost $15,511,327)		15,511,327

TOTAL INVESTMENTS - 106.7% (Cost $268,127,403)		241,086,660

Other Assets and Liabilities (net) - (6.7)%		(15,133,515)

NET ASSETS - 100.0%		$225,953,145

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

8

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$6,592,309	$—	$—	$6,592,309
Air Freight & Logistics	560,388	—	—	560,388
Beverages	3,165,828	—	—	3,165,828
Biotechnology	6,191,370	—	—	6,191,370
Capital Markets	9,162,746	—	—	9,162,746
Chemicals	2,509,333	—	—	2,509,333
Commercial & Professional Services	319,330	—	—	319,330
Commercial Banks	3,495,987	—	—	3,495,987
Communications Equipment	5,877,375	—	—	5,877,375
Computers & Peripherals	16,445,734	—	—	16,445,734
Construction & Engineering	3,786,478	—	—	3,786,478
Consumer Finance	1,005,130	—	—	1,005,130
Containers & Packaging	101,990	—	—	101,990
Diversified Consumer Services	2,418,391	—	—	2,418,391
Diversified Financial Services	5,745,685	—	—	5,745,685
Diversified Telecommunication Services	9,130,173	—	—	9,130,173
Electric Utilities	4,105,943	—	—	4,105,943
Electrical Equipment	515,160	—	—	515,160
Electronic Equipment, Instruments & Components	1,647,203	—	—	1,647,203
Energy Equipment & Services	3,964,679	—	—	3,964,679
Food & Staples Retailing	6,615,595	—	—	6,615,595
Food Products	3,564,933	—	—	3,564,933
Health Care Equipment & Supplies	4,035,248	—	—	4,035,248
Health Care Providers & Services	4,680,621	—	—	4,680,621
Hotels, Restaurants & Leisure	3,280,589	—	—	3,280,589
Household Durables	2,420,373	—	—	2,420,373
Household Products	3,699,053	—	—	3,699,053
Independent Power Producers & Energy Traders	535,160	—	—	535,160
Industrial Conglomerates	3,741,599	—	—	3,741,599
Insurance	5,903,386	—	—	5,903,386
Internet Software & Services	2,750,991	—	—	2,750,991
IT Services	3,874,786	—	—	3,874,786
Machinery	1,472,338	—	—	1,472,338
Media	3,575,117	—	—	3,575,117

See accompanying notes to financial statements

9

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Metals & Mining	$1,623,653	$—	$—	$1,623,653
Multi-Utilities	3,096,119	—	—	3,096,119
Multiline Retail	2,366,225	—	—	2,366,225
Oil, Gas & Consumable Fuels	24,166,799	—	—	24,166,799
Paper & Forest Products	1,486,674	—	—	1,486,674
Pharmaceuticals	18,960,941	—	—	18,960,941
Real Estate Investment Trusts (REITs)	788,724	—	—	788,724
Real Estate Management & Development	654,337	—	—	654,337
Road & Rail	3,307,490	—	—	3,307,490
Semiconductors & Semiconductor Equipment	4,508,540	—	—	4,508,540
Software	12,834,205	—	—	12,834,205
Specialty Retail	5,242,810	—	—	5,242,810
Textiles, Apparel & Luxury Goods	2,614,651	—	—	2,614,651
Thrifts & Mortgage Finance	2,365,626	—	—	2,365,626
Tobacco	3,221,824	—	—	3,221,824
Wireless Telecommunication Services	1,445,694	—	—	1,445,694
Total Common Stocks	225,575,333	—	—	225,575,333
Short-Term Investments
Mutual Funds	14,836,327	—	—	14,836,327
Repurchase Agreement	—	675,000	—	675,000
Total Short-Term Investments	14,836,327	675,000	—	15,511,327
TOTAL INVESTMENTS	$240,411,660	$675,000	$—	$241,086,660

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

Batterymarch Growth and Income Portfolio
Assets
Investments, at value (a)(b)	$240,411,660
Repurchase Agreement	675,000
Cash	415
Receivable for trust shares sold	15
Dividends receivable	268,375
Receivable from Manager	8,831

Total assets	241,364,296

Liabilities
Payables for:
Investments purchased	381,583
Trust shares redeemed	18,161
Collateral for securities on loan	14,836,327
Management fee	121,698
Administration fee	1,429
Custodian and accounting fees	1,790
Deferred trustee fees	3,427
Accrued expenses	46,736

Total liabilities	15,411,151

Net Assets	$225,953,145

Net Assets Represented by
Paid in surplus	$327,115,794
Accumulated net realized loss	(76,068,828)
Unrealized depreciation on investments and foreign currency	(27,041,075)
Undistributed net investment income	1,947,254

Total	$225,953,145

Net Assets
Class A	$225,953,145

Capital Shares Outstanding
Class A	18,736,790

Net Asset Value and Offering Price Per Share
Class A	$12.06

(a) Investments at cost, excluding repurchase agreement	$267,452,403
(b) Includes cash collateral for securities loaned of	14,836,327

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009

Batterymarch Growth and Income Portfolio
Investment Income
Dividends (1)	$2,585,180
Interest (2)	78,477

Total investment income	2,663,657

Expenses
Management fee	702,542
Administration fees	10,388
Custodian and accounting fees	16,294
Audit and tax services	21,294
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	14,592
Other	3,370

Total expenses	794,913
Less expenses reimbursed by the Manager	(82,548)
Less broker commission recapture	(9,822)

Net expenses	702,543

Net investment income	1,961,114

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(19,938,014)
Foreign currency	309

Net realized loss on investments and foreign currency	(19,937,705)

Net change in unrealized appreciation (depreciation) on:
Investments	18,520,882
Foreign currency	(345)

Net change in unrealized appreciation on investments and foreign currency	18,520,537

Net realized and unrealized loss on investments and foreign currency	(1,417,168)

Net Increase in Net Assets from Operations	$543,946

(1) Dividend income is net of foreign withholding taxes of:	$7,158
(2) Interest income includes securities lending net income of:	78,400

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Batterymarch Growth and Income Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,961,114	$5,264,864
Net realized loss on investments and foreign currency	(19,937,705)	(53,165,613)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	18,520,537	(102,980,469)

Net increase (decrease) in net assets resulting from operations	543,946	(150,881,218)

Distributions to Shareholders
From net investment income
Class A	(5,218,829)	(4,974,136)
From net realized gains
Class A	—	(49,532,248)

Net decrease in net assets resulting from distributions	(5,218,829)	(54,506,384)

Capital Share Transactions
Proceeds from shares sold
Class A	279,417	1,473,554
Net asset value of shares issued through dividend reinvestment
Class A	5,218,829	54,506,384
Cost of shares repurchased
Class A	(13,959,419)	(51,777,739)

Net increase (decrease) in net assets from capital share transactions	(8,461,173)	4,202,199

Net Decrease in Net Assets	(13,136,056)	(201,185,403)
Net assets at beginning of period	239,089,201	440,274,604

Net assets at end of period	$225,953,145	$239,089,201

Net assets at end of period includes undistributed net investment income	$1,947,254	$5,204,969

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Batterymarch Growth and Income Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006(b)
Net Asset Value, Beginning of Period	$12.27	$22.52	$22.56	$20.73

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10	0.26	0.24	0.19
Net Realized/Unrealized Gain (Loss) on Investment Activity	(0.03)	(7.61)	1.50	1.64

Total From Investment Operations	0.07	(7.35)	1.74	1.83

Less Distributions
Dividends from Net Investment Income	(0.28)	(0.26)	(0.20)	—
Distributions from Net Realized Capital Gains	—	(2.64)	(1.58)	—

Total Distributions	(0.28)	(2.90)	(1.78)	—

Net Asset Value, End of Period	$12.06	$12.27	$22.52	$22.56

Total Return	0.76%	(36.87)%	7.85%	8.83%
Ratio of Expenses to Average Net Assets After Reimbursement	0.65%*	0.65%	0.65%	0.65	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.74%*	0.69%	0.71%	0.72	%*
Ratio of Net Investment Income to Average Net Assets	1.81%*	1.52%	1.06%	1.32	%*
Portfolio Turnover Rate	55.0%	69.2%	81.4%	63.6%
Net Assets, End of Period (in millions)	$226.0	$239.1	$440.3	$483.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Batterymarch Growth and Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A Shares are currently offered by the Portfolio. Class B, C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2006 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$53,123,237	$53,123,237

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

I. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under the arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Batterymarch Financial Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$702,542	0.65%	First $500 Million

	0.55%	$500 Million to $1 Billion

	0.50%	$1 Billion to $1.5 Billion

	0.45%	$1.5 Billion to $2 Billion

	0.40%	Over $2 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement for the Portfolio is permanent. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Reimbursed in
Class A Expense Ratio	Average Daily Net Assets	2006	2007	2008	2009

0.65%	First $500 Million	$226,089	$223,355	$139,303	$82,548

0.55%	$500 Million to $1 Billion

0.50%	$1 Billion to $1.5 Billion

0.45%	$1.5 Billion to $2 Billion

0.40%	Over $2 Billion

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Decrease in Shares Outstanding	Ending Shares

Class A

6/30/2009	19,490,238	24,557	468,476	(1,246,481)	(753,448)	18,736,790
12/31/2008	19,554,703	80,917	2,980,119	(3,125,501)	(64,465)	19,490,238

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$119,549,077	$—	$147,059,736

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$268,127,403	$14,026,563	$(41,067,306)	$(27,040,743)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$14,474,230	$14,836,327	$—	$14,836,327

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2008	2007	2008	2007	2008	2007

$14,582,981	$7,559,639	$39,923,403	$28,861,711	$54,506,384	$36,421,350

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$5,204,969	$—	$(48,569,498)	$(53,123,237)	$(96,487,766)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

20

BlackRock High Yield Portfolio	For the period ended 6/30/09
Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 22.23% and 22.02% for Class A and B Shares, respectively, versus 30.92% for its benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (the “Index”).

Market Environment/Conditions

The first half of 2009 was an exceptional period for the high yield universe, as it posted its best semi-annual return in market history. During the period, the high yield asset class returned more than 30%, completely recouping its devastating losses in 2008. Rising investor sentiment towards low-quality debt and falling yields spurred nearly $70 billion of healthy new high yield debt issuance, surpassing the entire total for all of 2008. Likewise, high yield mutual funds received inflows in excess of $17 billion, signaling a heightened demand for risky assets. The continued improvement in market conditions has led to lower default activity for leveraged companies over the last several months. Though longer term conditions remain quite challenged, the abatement in negative economic trends and increasing risk appetite of investors has resulted in tremendous flows into the non-investment grade debt market. These trends have consequently greatly enhanced market liquidity, reopened capital markets, lowered financing costs and moderated near-term default risk.

The Index contains more than 1,500 securities, many of which are small issues that are not liquid and not investable. Less liquid issues had very high returns, which benefited the index. Likewise, many of the more economically sensitive, higher-beta sectors that suffered in 2008 dramatically outperformed in this year’s recovery. A large number of financial issues, primarily hybrid or trust preferreds, were downgraded into high yield this year and were under-owned. Those issues recovered sharply over the last few months and drove the Index to post its best quarterly (second quarter of 2009) and semi-annual (year-to-date as of June 30, 2009) returns ever.

High yield valuations remain enticing with a yield-to-maturity of more than 12% and an average spread versus U.S. Treasuries of more than 10%, down from 22% in mid-December. The average credit in the Index currently trades at a price of 80. Implied defaults at these levels are above the 11% to 13% levels we expect this year and next, and we therefore believe the market is attractively priced for the patient and risk-tolerant investor.

Portfolio Review/Current Positioning

At period-end, the Portfolio held an underweight in BB-rated issues and CCC-rated issues. In addition, security selection in BBB-rated and B-rated securities negatively impacted the Portfolio. An underweight in CCC-rated bonds also detracted, as lower-quality, non-investment grade issues considerably outperformed their higher-rated counterparts during the period. We continue to target underweight exposures to both the U.S. consumer and higher-beta cyclical sectors, while being overweight in defensive, income-oriented and event-driven credits. Regarding sectors, an underweight in banking and negative security selection in wireless and building materials further hindered relative performance. The Portfolio’s allocation to cash also reduced performance as cash markedly underperformed high yield debt during the period. Conversely, relative performance benefited from security selection within the media-cable sector, and from the combined effects of underweights and security selection within both the healthcare and electric sectors. Additionally, the Portfolio’s exposure to bank loans also positively contributed, as this asset class outperformed the traditional non-investment grade bond market during the period. As of June 30, 2009, the Portfolio held overweights in sectors such as: wireless, independent energy and media-cable, with underweights in sectors such as information technology, home construction and gaming. We also maintain an 8% allocation to bank loans and 6% in cash.

During the period, we actively participated in high yield and corporate investment grade primary markets, both markets saw a robust supply of new issues. In both markets, we purchased higher-quality defensive credits that exhibited good fundamentals, as well as solid cash flows and earnings. We have since sold down some of our investment grade new-issues to take profits, as many of these bonds appreciated nicely over the period. The surge of new issuance in the high yield primary market and the resulting investor demand for the new debt has made it difficult to accumulate the same proportion of this new debt as the Index. Thus, a lack of exposure to these well-performing new bonds has been an additional drag on Portfolio performance relative to the Index. Recently, we have been increasing Portfolio exposure to new first-lien, senior-secured bond deals that were also available in the high yield primary market. These bonds provide superior downside protection versus unsecured bonds, and their terms and covenant structures are far more attractive than the bonds issued in the recent few years.

James Keenan

Mitchell Garfin

Derek Schoenhofen

Portfolio Managers

BlackRock Financial Management, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an

1

BlackRock High Yield Portfolio	For the period ended 6/30/09
Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary (continued)

indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets

Qwest Communications International, Inc. (7.500%, due 02/01/16)	1.46%
TL Acquisitions, Inc. (10.500%, due 01/15/15)	1.41%
EchoStar DBS Corp.(7.000%, due 10/01/13)	1.24%
Wind Acquisition Holdings Finance (7.198%, due 06/17/15)	1.12%
Cincinnati Bell, Inc. (7.250%, due 07/15/13)	1.07%
NRG Energy, Inc. (7.375%, due 02/01/16)	1.07%
American Real Estate Partners LP/American Real Estate Finance Corp. (7.125%, due 02/15/13)	1.05%
FCE Bank Plc (7.125%, due 01/16/12)	0.98%
Tenet Healthcare Corp. (10.000%, due 05/01/18)	0.88%
GMAC LLC (6.750%, due 12/01/14)	0.87%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

BlackRock High Yield Portfolio	For the period ended 6/30/09
Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary (continued)

BlackRock High Yield Portfolio managed by

BlackRock Financial Management, Inc. vs.

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[3]
—	BlackRock High Yield Portfolio—Class A	22.23%	-7.04%	0.59%	2.99%	3.43%	—
	Class B	22.02%	-7.24%	—	—	—	-6.51%
- -	Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index[1]	30.92%	-1.90%	2.34%	4.36%	4.85%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. There is a 2% limit on issuers held in the Index.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A shares is 8/30/1996. Inception of Class B shares is 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

BlackRock High Yield Portfolio

Class A
Actual	0.68%	$1,000.00	$1,222.30	$3.75
Hypothetical	0.68%	1,000.00	1,021.42	3.41

Class B*
Actual	0.93%	$1,000.00	$1,220.20	$5.12
Hypothetical	0.93%	1,000.00	1,020.18	4.66

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Security - 0.7%
Crown Castle Towers LLC 0.699%, due 06/15/35 (144A)(a)(b) (Cost - $3,363,039)	$3,695,000	$3,519,186

Domestic Bonds & Debt Securities - 80.3%
Aerospace & Defense - 1.4%
L-3 Communications Corp. 6.375%, due 10/15/15	1,055,000	962,688
5.875%, due 01/15/15	3,610,000	3,221,925
Sequa Corp. 11.750%, due 12/01/15 (144A)(a)	2,110,000	1,229,075
13.500%, due 12/01/15 (144A)(a)(c)	3,665,783	1,851,220

		7,264,908

Air Freight & Logistics - 0.2%
FedEx Corp. 8.000%, due 01/15/19	1,045,000	1,190,875

Airlines - 0.8%
American Airlines Pass Through Trust,
Series 2001-02 7.858%, due 10/01/11	1,520,000	1,434,500
Series 2009-1A 10.375%, due 07/02/19	700,000	700,000
Continental Airlines, Inc. 7.875%, due 07/02/18	679,550	414,526
United Air Lines, Inc. 12.750%, due 07/15/12	1,700,000	1,531,190

		4,080,216

Auto Components - 1.1%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A)(a)	1,029,000	818,055
Goodyear Tire & Rubber Co. (The) 5.010%, due 12/01/09(b)(d)	2,795,000	2,781,025
7.857%, due 08/15/11	915,000	896,700
8.625%, due 12/01/11(d)	1,150,000	1,138,500
Lear Corp. 5.750%, due 08/01/14(e)	295,000	76,700
8.750%, due 12/01/16(e)	150,000	40,125
Stanadyne Corp., Series 1 10.000%, due 08/15/14	250,000	196,250
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15(f)	125,000	56,875

		6,004,230

Automobiles - 0.1%
Ford Capital B.V. 9.500%, due 06/01/10	430,000	389,150

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A)(a)	1,435,000	1,572,074

Security Description	Par Amount	Value

Building Products - 0.3%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A)(a)(c)	$81,811	$36,406
Nortek, Inc. 10.000%, due 12/01/13	1,670,000	1,348,525

		1,384,931

Capital Markets - 0.0%
E*TRADE Financial Corp.
12.500%, due 11/30/17 (144A)(a)(c)	100,000	111,500
12.500%, due 11/30/17(c)	15,000	15,000

		126,500

Chemicals - 1.3%
American Pacific Corp. 9.000%, due 02/01/15	150,000	133,688
Ashland, Inc. 9.125%, due 06/01/17 (144A)(a)	1,535,000	1,600,237
CPG International I, Inc. 10.500%, due 07/01/13	755,000	426,575
Innophos, Inc. 8.875%, due 08/15/14	2,060,000	1,895,200
MacDermid, Inc. 9.500%, due 04/15/17 (144A)(a)	2,010,000	1,477,350
Nalco Co. 8.250%, due 05/15/17 (144A)(a)	1,300,000	1,313,000
Rockwood Specialties Group, Inc. 7.625%, due 11/15/14	50,000	65,894

		6,911,944

Commercial & Professional Services - 1.6%
Aleris International, Inc. 10.000%, due 12/15/16(e)	1,350,000	35,437
9.000%, due 12/15/14(c)(e)	1,665,000	27,056
ARAMARK Corp. 4.528%, due 02/01/15(b)	950,000	776,625
Corrections Corp. of America 7.750%, due 06/01/17	2,300,000	2,277,000
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13	1,110,000	1,071,150
iPayment, Inc. 9.750%, due 05/15/14	310,000	168,950
RSC Equipment Rental, Inc. 10.000%, due 07/15/17 (144A)(a)	1,580,000	1,587,900
Sunstate Equipment Co. LLC 10.500%, due 04/01/13 (144A)(a)	2,670,000	1,882,350
Tropicana Entertainment LLC 9.625%, due 12/15/14(e)	70,000	963
U.S. Investigations Services, Inc. 10.500%, due 11/01/15 (144A)(a)	900,000	738,000

		8,565,431

See accompanying notes to financial statements

5

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial Banks - 0.0%
ATF Capital B.V. 9.250%, due 02/21/14 (144A)(a)	$100,000	$71,000
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A)(a)	60,000	36,300

		107,300

Communications Equipment - 0.6%
Verso Paper Holdings LLC 4.778%, due 08/01/14(b)	950,000	451,250
9.125%, due 08/01/14	2,930,000	1,377,100
11.500%, due 07/01/14 (144A)(a)	1,210,000	1,107,150
11.375%, due 08/01/16(d)	930,000	265,050
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A)(a)	236,000	186,440

		3,386,990

Computers & Peripherals - 0.2%
SunGard Data Systems, Inc. 10.625%, due 05/15/15 (144A)(a)	940,000	925,900

Construction & Engineering - 0.4%
ESCO Corp. 8.625%, due 12/15/13 (144A)(a)	2,180,000	1,896,600

Construction Materials - 0.1%
Texas Industries, Inc. 7.250%, due 07/15/13	450,000	406,125

Consumer Finance - 5.6%
FCE Bank Plc 2.120%, due 09/30/09(b)	465,000	642,151
7.875%, due 02/15/11	1,300,000	1,892,457
7.125%, due 01/16/12-01/15/13	6,350,000	7,454,431
Ford Motor Credit Co. LLC 5.700%, due 01/15/10	50,000	48,264
2.701%, due 01/15/10(b)	1,600,000	1,526,000
5.879%, due 06/15/11(b)(d)	676,000	587,275
3.889%, due 01/13/12(b)	1,030,000	798,250
7.800%, due 06/01/12	3,000,000	2,582,853
GMAC LLC 7.250%, due 03/02/11 (144A)(a)	2,000,000	1,850,000
6.875%, due 08/28/12 (144A)(a)	785,000	663,325
2.868%, due 12/01/14 (144A)(a)(b)	4,337,000	3,041,321
6.750%, due 12/01/14(d)	6,000,000	4,617,516
6.750%, due 12/01/14 (144A)(a)	770,000	612,150
8.000%, due 11/01/31 (144A)(a)	4,940,000	3,507,400

		29,823,393

Containers & Packaging - 3.9%
Ball Corp. 6.625%, due 03/15/18	175,000	160,563
Berry Plastics Corp. 8.875%, due 09/15/14(d)	580,000	491,550

Security Description	Par Amount	Value

Containers & Packaging - continued
5.881%, due 02/15/15(b)	$1,775,000	$1,575,312
Cascades, Inc. 7.250%, due 02/15/13	1,400,000	1,228,500
Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 05/15/17 (144A)(a)	2,500,000	2,425,000
Crown European Holdings S.A. 6.250%, due 09/01/11	2,041,000	2,775,637
Graphic Packaging International Corp. 9.500%, due 08/15/13(d)	180,000	172,800
Graphic Packaging International, Inc. 8.500%, due 08/15/11(d)	225,000	223,875
9.500%, due 06/15/17 (144A)(a)	3,850,000	3,811,500
Jefferson Smurfit Corp. 8.250%, due 10/01/12(e)	175,000	66,500
Owens-Brockway Glass Container, Inc. 8.250%, due 05/15/13	400,000	404,000
6.750%, due 12/01/14	1,035,000	1,320,473
7.375%, due 05/15/16 (144A)(a)	2,145,000	2,091,375
Pregis Corp. 12.375%, due 10/15/13	1,020,000	765,000
Rock-Tenn Co. 5.625%, due 03/15/13	770,000	695,888
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08 (144A)(a)(e)(g)	18,258	0
Sealed Air Corp. 7.875%, due 06/15/17 (144A)(a)	1,785,000	1,771,648
Solo Cup Co. 10.500%, due 11/01/13 (144A)(a)	845,000	851,337

		20,830,958

Distributors - 0.4%
NSG Holdings LLC 7.750%, due 12/15/25 (144A)(a)	2,465,000	1,984,325

Diversified Consumer Services - 0.0%
American Achievement Group Holding Corp. 14.750%, due 10/01/12(c)	4,144	927
Service Corp. International 7.875%, due 02/01/13	60,000	57,900
7.625%, due 10/01/18	115,000	107,238

		166,065

Diversified Financial Services - 2.9%
Bank of America Corp. 5.650%, due 05/01/18	2,000,000	1,770,218
7.625%, due 06/01/19	450,000	452,785
GrafTech Finance, Inc. 10.250%, due 02/15/12	8,000	7,600
Kinder Morgan Finance Co. ULC 5.350%, due 01/05/11	1,485,000	1,462,725

See accompanying notes to financial statements

6

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Financial Services - continued
Leucadia National Corp. 8.125%, due 09/15/15	$1,800,000	$1,638,000
Residential Capital LLC 8.375%, due 06/30/10(d)	5,740,000	4,218,900
Snoqualmie Entertainment Authority 5.384%, due 02/01/14 (144A)(a)(b)	165,000	80,025
Tyco International Finance S.A. 8.500%, due 01/15/19	955,000	1,060,645
Windstream Corp. 8.625%, due 08/01/16	4,595,000	4,422,687

		15,113,585

Diversified Telecommunication Services - 6.8%
BCM Ireland Preferred Equity, Ltd. 8.281%, due 02/15/17(b)(c)	184,287	64,593
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12	1,835,000	1,458,825
Cincinnati Bell, Inc. 7.250%, due 07/15/13	6,186,000	5,691,120
Citizens Communications Co. 6.250%, due 01/15/13	455,000	420,875
Digicel Group, Ltd. 8.875%, due 01/15/15 (144A)(a)	1,995,000	1,665,825
9.125%, due 01/15/15 (144A)(a)(c)	2,357,665	1,968,650
Frontier Communications Corp. 8.250%, due 05/01/14	480,000	456,000
Inmarsat Finance II Plc 0.000%/10.375%, due 11/15/12(f)	400,000	416,000
Inmarsat Finance Plc 7.625%, due 06/30/12	190,000	186,200
Intelsat Corp. 9.250%, due 08/15/14-06/15/16 (144A)(a)	4,550,000	4,395,575
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13	750,000	723,750
8.875%, due 01/15/15	540,000	523,800
8.875%, due 01/15/15	540,000	0
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A)(a)	1,245,000	1,207,650
Qwest Communications International, Inc. 7.500%, due 02/15/14	8,430,000	7,734,525
Qwest Corp. 7.500%, due 10/01/14-06/15/23	730,000	588,763
Sprint Capital Corp. 6.875%, due 11/15/28	4,750,000	4,578,150
West Corp. 9.500%, due 10/15/14	2,500,000	2,200,000
11.000%, due 10/15/16(d)	2,095,000	1,759,800

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A)(a)	$75,000	$75,375

		36,115,476

Electric Utilities - 2.1%
AES Ironwood LLC 8.857%, due 11/30/25	1,244,401	1,082,629
AES Red Oak LLC 8.540%, due 11/30/19	803,464	723,118
Series B 9.200%, 11/30/29	650,000	552,500
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.000%, due 06/01/16 (144A)(a)	2,995,000	2,882,687
Edison Mission Energy 7.750%, due 06/15/16	1,084,000	888,880
7.200%, due 05/15/19	140,000	105,000
Elwood Energy LLC 8.159%, due 07/05/26	1,304,920	1,091,315
Entergy Texas, Inc. 7.125%, due 02/01/19	735,000	767,569
FPL Energy National Wind 6.125%, due 03/25/19 (144A)(a)	89,324	87,004
Ipalco Enterprises, Inc. 8.625%, due 11/14/11	525,000	530,250
7.250%, due 04/01/16 (144A)(a)	545,000	523,200
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A)(a)	1,314,784	1,138,549
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15	225,000	141,188
10.500%, due 11/01/16(c)	1,135,468	527,993

		11,041,882

Electrical Equipment - 1.5%
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A)(a)	305,000	259,250
TL Acquisitions, Inc. 10.500%, due 01/15/15 (144A)(a)	9,180,000	7,481,700

		7,740,950

Electronic Equipment, Instruments & Components - 0.1%
Mobile Services Group, Inc./Mobile Storage Group, Inc. 9.750%, due 08/01/14	75,000	72,187
Sanmina-SCI Corp. 8.125%, due 03/01/16	425,000	311,844

		384,031

Energy Equipment & Services - 1.1%
Compagnie Generale de Geophysique-Veritas 9.500%, due 05/15/16 (144A)(a)	980,000	982,450
7.500%, due 05/15/15	130,000	119,925

See accompanying notes to financial statements

7

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Energy Equipment & Services - continued
7.750%, due 05/15/17	$2,615,000	$2,392,725
Drummond Co., Inc. 7.375%, due 02/15/16 (144A)(a)	1,285,000	944,475
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14	180,000	164,025
North American Energy Partners, Inc. 8.750%, due 12/01/11	435,000	380,625
Southern Star Central Corp. 6.750%, due 03/01/16 (144A)(a)	740,000	663,225

		5,647,450

Entertainment & Leisure - 0.2%
WMG Acquisition Corp. 9.500%, due 06/15/16 (144A)(a)	1,305,000	1,311,525

Food & Staples Retailing - 0.8%
Rite Aid Corp. 9.750%, due 06/12/16 (144A)(a)	1,515,000	1,522,575
SUPERVALU, Inc. 8.000%, due 05/01/16	2,570,000	2,505,750

		4,028,325

Food Products - 0.7%
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14 (144A)(a)	440,000	418,000
Smithfield Foods, Inc. 10.000%, due 07/15/14 (144A)(a)	2,400,000	2,382,000
Tyson Foods, Inc. - Class A 10.500%, due 03/01/14 (144A)(a)	670,000	730,300

		3,530,300

Gas Utilities - 0.4%
Energy Future Holdings Corp. 11.250%, due 11/01/17(c)	3,791,000	2,331,465

Health Care Equipment & Supplies - 1.3%
Biomet, Inc. 10.000%, due 10/15/17	2,550,000	2,607,375
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	4,500,000	3,960,000
Elan Finance PLC/Elan Finance Corp. 8.875%, due 12/01/13	175,000	161,000

		6,728,375

Health Care Providers & Services - 2.4%
Community Health Systems, Inc. 8.875%, due 07/15/15	3,970,000	3,910,450
HEALTHSOUTH Corp. 10.750%, due 06/15/16	530,000	535,300
Tenet Healthcare Corp. 9.000%, due 05/01/15 (144A)(a)	3,668,000	3,713,850
10.000%, due 05/01/18 (144A)(a)	4,398,000	4,639,890

		12,799,490

Security Description	Par Amount	Value

Homebuilders - 0.5%
Beazer Homes USA, Inc.
8.375%, due 04/15/12	$1,735,000	$1,032,325
8.125%, due 06/15/16	520,000	249,600
Toll Brothers Finance Corp. 8.910%, due 10/15/17	1,520,000	1,556,647

		2,838,572

Hotels, Restaurants & Leisure - 1.8%
Fontainebleau Las Vegas Holdings LLC /Fontainebleau Las Vegas Capital Corp. 11.000%, due 06/15/15 (144A)(a)(e)	1,425,000	60,563
Gaylord Entertainment Co. 8.000%, due 11/15/13	1,245,000	1,067,587
6.750%, due 11/15/14	175,000	131,687
Harrah’s Operating Co., Inc.
10.000%, due 12/15/15-12/15/18 (144A)(a)	1,622,000	946,710
10.000%, due 12/15/18 (144A)(a)(d)	474,000	272,550
MGM Mirage, Inc. 13.000%, due 11/15/13 (144A)(a)	1,000,000	1,100,000
10.375%, due 05/15/14 (144A)(a)	1,300,000	1,355,250
11.125%, due 11/15/17 (144A)(a)	2,160,000	2,300,400
River Rock Entertainment Authority 9.750%, due 11/01/11	45,000	33,975
Scientific Games International, Inc. 9.250%, due 06/15/19 (144A)(a)	1,455,000	1,462,275
Virgin River Casino Corp. 9.000%, due 01/15/12(e)	1,800,000	193,500
Waterford Gaming LLC 8.625%, due 09/15/14 (144A)(a)	894,000	545,340

		9,469,837

Household Durables - 0.8%
Catalina Marketing Corp. 10.500%, due 10/01/15 (144A)(a)(c)	3,475,000	2,884,250
Centex Corp. 4.550%, due 11/01/10	140,000	137,550
Jarden Corp. 8.000%, due 05/01/16	865,000	828,237
KB HOME 6.375%, due 08/15/11	320,000	310,400
Stanley-Martin Communities LLC 9.750%, due 08/15/15	450,000	114,750

		4,275,187

Independent Power Producers & Energy Traders - 1.6%
NRG Energy, Inc.
7.250%, due 02/01/14	245,000	238,263
7.375%, due 02/01/16-01/15/17	6,215,000	5,895,525

See accompanying notes to financial statements

8

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Independent Power Producers & Energy Traders - continued
3.662%, due 02/01/13	$213,958	$201,922
8.500%, due 06/15/19	2,265,000	2,205,544

		8,541,254

Industrial - Diversified - 0.4%
Harland Clarke Holdings Corp.
5.633%, due 05/15/15(b)	50,000	30,375
9.500%, due 05/15/15	60,000	46,650
Ply Gem Industries, Inc. 11.750%, due 06/15/13(d)	2,715,000	1,764,750

		1,841,775

Insurance - 0.0%
USI Holdings Corp. 4.758%, due 11/15/14(144A)(a)(b)	80,000	52,400

Internet Software & Services - 0.3%
Impress Holdings B.V. 4.256%, due 09/15/13(144A)(a)(b)	2,160,000	1,827,900

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc.
6.125%, due 12/15/14	225,000	205,875
8.000%, due 09/15/16 (144A)(a)	2,655,000	2,635,087

		2,840,962

Machinery - 0.3%
Accuride Corp. 8.500%, due 02/01/15(d)	720,000	147,600
Titan International, Inc. 8.000%, due 01/15/12	1,790,000	1,628,900

		1,776,500

Manufacturing - 0.3%
Ingersoll Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	1,325,000	1,452,391
RBS Global, Inc./Rexnord Corp. 8.875%, due 09/01/16	105,000	75,075

		1,527,466

Marine - 0.0%
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14	36,000	29,700

Media - 7.6%
Affinion Group, Inc. 10.125%, due 10/15/13	1,185,000	1,102,050
10.125%, due 10/15/13 (144A)(a)	1,005,000	942,187
Cablevision Systems Corp., Series B 8.000%, due 04/15/12	4,050,000	4,029,750
CCH I Holdings LLC 9.920%, due 04/01/14(e)	110,000	1,238
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10(e)	1,700,000	1,802,000
Series B 10.250%, 09/15/10(e)	1,345,000	1,418,975

Security Description	Par Amount	Value

Media - continued
CCH LLC/CCH Capital Corp. 8.375%, due 04/30/14(144A)(a)(e)	$1,410,000	$1,357,125
CCO Holdings LLC/CCO Holdings Capital Corp. 8.750%, due 11/15/13(d)(e)	930,000	888,150
CMP Susquehanna Corp. 1.000%, due 05/15/14(g)	122,000	2,440
COX Communications, Inc. 8.375%, due 03/01/39(144A)(a)	2,315,000	2,588,765
CSC Holdings, Inc. 8.500%, due 04/15/14 (144A)(a)	780,000	777,075
Series B 7.625%, 04/01/11	1,010,000	1,004,950
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%, due 03/15/13	4,256,000	4,287,920
EchoStar DBS Corp. 6.375%, due 10/01/11	400,000	389,000
6.625%, due 10/01/14	1,175,000	1,086,875
7.000%, due 10/01/13	6,905,000	6,594,275
Local Insight Regatta Holdings, Inc. 11.000%, due 12/01/17	524,000	141,480
Mediacom Broadband LLC 8.500%, due 10/15/15	830,000	751,150
Mediacom LLC/Mediacom Capital Corp. 9.500%, due 01/15/13(d)	80,000	76,600
Newsday, Inc. 10.000%, due 08/01/13	965,000	969,825
Nielsen Finance LLC/Nielsen Finance Co. 11.625%, due 02/01/14 (144A)(a)	2,200,000	2,194,500
10.000%, due 08/01/14	870,000	827,588
0.000%/12.500%, due 08/01/16(f)	150,000	97,125
Rainbow National Services LLC 10.375%, due 09/01/14 (144A)(a)	1,978,000	2,059,592
8.750%, due 09/01/12 (144A)(a)	1,610,000	1,630,125
Shaw Communications, Inc. 7.250%, due 04/06/11(d)	375,000	388,125
Spansion, Inc. 3.793%, due 06/01/13 (144A)(a)(b)(e)	950,000	622,250
UPC Holding BV 9.875%, due 04/15/18(144A)(a)	1,900,000	1,844,202
Virgin Media Finance Plc 8.750%, due 04/15/14(d)	285,000	279,300

		40,154,637

Metals & Mining - 4.0%
Anglo American Capital Plc 9.375%, due 04/08/19(144A)(a)	815,000	881,627
Atlas Energy Resources LLC 10.750%, due 02/01/18(144A)(a)	2,635,000	2,496,662
Atlas Pipeline Partners L.P. 8.750%, due 06/15/18	1,120,000	767,200

See accompanying notes to financial statements

9

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Metals & Mining - continued
CII Carbon LLC 11.125%, due 11/15/15(144A)(a)	$685,000	$497,481
Evraz Group S.A. 8.875%, due 04/24/13 (144A)(a)	1,030,000	849,750
9.500%, due 04/24/18 (144A)(a)	690,000	536,475
FMG Finance Property, Ltd.
4.668%, due 09/01/11 (144A)(a)(b)	700,000	672,000
10.625%, due 09/01/16 (144A)(a)	2,315,000	2,233,975
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	950,000	935,750
Freeport-McMoRan Copper & Gold, Inc. 4.995%, due 04/01/15(b)	710,000	665,483
Novelis, Inc. 7.250%, due 02/15/15	355,000	271,575
Peabody Energy Corp. 7.375%, due 11/01/16	1,650,000	1,567,500
Ryerson, Inc. 8.403%, due 11/01/14(b)	660,000	483,450
12.000%, due 11/01/15(h)	155,000	127,100
Steel Dynamics, Inc. 7.375%, due 11/01/12	2,445,000	2,328,863
Teck Resources, Ltd. 10.250%, due 05/15/16 (144A)(a)	785,000	832,100
10.750%, due 05/15/19 (144A)(a)	3,820,000	4,163,800
Vedanta Resources Plc 9.500%, due 07/18/18(144A)(a)	985,000	822,475

		21,133,266

Multiline Retail - 0.5%
Dollar General Corp. 10.625%, due 07/15/15	1,420,000	1,540,700
Macy’s Retail Holdings, Inc. 5.875%, due 01/15/13	1,155,000	1,012,666

		2,553,366

Oil, Gas & Consumable Fuels - 10.1%
Arch Western Financial LLC 6.750%, due 07/01/13	3,710,000	3,403,925
Berry Petroleum Co. 8.250%, due 11/01/16	205,000	176,813
Bill Barrett Corp. 9.875%, due 07/15/16	1,245,000	1,204,692
Chesapeake Energy Corp. 6.250%, due 01/15/18	655,000	546,925
9.500%, due 02/15/15	3,180,000	3,219,750
6.375%, due 06/15/15	1,000,000	895,000
7.250%, due 12/15/18	880,000	770,000
6.875%, due 11/15/20	400,000	324,000
Cimarex Energy Co. 7.125%, due 05/01/17	1,610,000	1,424,850

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Compton Petroleum Finance Corp. 7.625%, due 12/01/13	$860,000	$481,600
Connacher Oil and Gas, Ltd. 11.750%, due 07/15/14 (144A)(a)	465,000	452,213
10.250%, due 12/15/15 (144A)(a)	1,870,000	1,140,700
Denbury Resources, Inc. 7.500%, due 04/01/13-12/15/15	745,000	712,475
9.750%, due 03/01/16	3,360,000	3,469,200
Dynegy Holdings, Inc. 8.375%, due 05/01/16	645,000	549,862
7.750%, due 06/01/19	715,000	560,381
Dynegy Roseton/Danskammer Pass Through Trust, Series B 7.670%, due 11/08/16	1,325,000	1,162,687
El Paso Corp. 8.250%, due 02/15/16	2,460,000	2,404,650
6.700%, due 02/15/27	62,930	42,144
Encore Acquisition Co. 6.000%, due 07/15/15	1,125,000	933,750
EXCO Resources, Inc. 7.250%, due 01/15/11	2,825,000	2,754,375
Forest Oil Corp. 8.500%, due 02/15/14 (144A)(a)	3,680,000	3,634,000
7.250%, due 06/15/19	3,860,000	3,474,000
Hess Corp. 8.125%, due 02/15/19	1,370,000	1,562,351
Newfield Exploration Co. 6.625%, due 09/01/14-04/15/16	680,000	619,444
7.125%, due 05/15/18	115,000	105,081
OPTI Canada, Inc. 7.875%, due 12/15/14	1,155,000	753,637
8.250%, due 12/15/14	2,610,000	1,735,650
Petrohawk Energy Corp. 10.500%, due 08/01/14 (144A)(a)	1,155,000	1,186,762
7.875%, due 06/01/15	1,520,000	1,413,600
Range Resources Corp. 7.375%, due 07/15/13	950,000	936,937
6.375%, due 03/15/15	200,000	185,250
7.500%, due 05/15/16	75,000	72,375
8.000%, due 05/15/19(d)	1,100,000	1,087,625
Sabine Pass LNG LP 7.500%, due 11/30/16(d)	300,000	243,750
SandRidge Energy, Inc. 8.625%, due 04/01/15(c)	100,000	90,750
9.875%, due 05/15/16 (144A)(a)(d)	1,400,000	1,358,000
8.000%, due 06/01/18 (144A)(a)	1,510,000	1,298,600
Southwestern Energy Co. 7.500%, due 02/01/18(144A)(a)	2,020,000	1,949,300

See accompanying notes to financial statements

10

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Swift Energy Co. 7.125%, due 06/01/17	$825,000	$585,750
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	150,000	157,687
8.000%, due 02/01/16	1,040,000	1,094,600
Whiting Petroleum Corp. 7.250%, due 05/01/12-05/01/13	730,000	698,876
Williams Cos., Inc. (The) 7.875%, due 09/01/21	1,310,000	1,292,839
8.750%, due 01/15/20 (144A)(a)	1,070,000	1,117,399

		53,284,255

Paper & Forest Products - 1.8%
Boise Cascade LLC 7.125%, due 10/15/14	463,000	246,548
Clearwater Paper Corp. 10.625%, due 06/15/16 (144A)(a)	1,040,000	1,068,600
Georgia-Pacific LLC 8.125%, due 05/15/11	650,000	653,250
7.700%, due 06/15/15	380,000	357,200
8.250%, due 05/01/16 (144A)(a)	3,485,000	3,397,875
International Paper Co. 9.375%, due 05/15/19(d)	1,360,000	1,388,545
NewPage Corp. 10.000%, due 05/01/12	5,145,000	2,495,325

		9,607,343

Pharmaceuticals - 1.3%
Angiotech Pharmaceuticals, Inc. 4.418%, due 12/01/13(b)	3,455,000	2,625,800
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	1,130,000	1,149,775
Catalent Pharma Solutions, Inc. 9.500%, due 04/15/15(d)(c)	1,020,000	536,775
9.750%, due 04/15/17	144,000	73,891
Valeant Pharmaceuticals International 8.375%, due 06/15/16 (144A)(a)	2,745,000	2,738,137

		7,124,378

Real Estate - 1.2%
American Real Estate Partners LP/American Real Estate Finance Corp. 7.125%, due 02/15/13	6,115,000	5,549,362
Ashton Woods USA LLC/Ashton Woods Finance Co. 0.000%/11.000%, due 06/30/15 (144A)(a)(f)(g)	119,600	23,920
Realogy Corp. 10.500%, due 04/15/14(d)	1,600,000	700,000
12.375%, due 04/15/15	362,000	103,170

		6,376,452

Security Description	Par Amount	Value

Real Estate Investment Trusts (REITs) - 0.0%
BMS Holdings, Inc. 9.224%, due 02/15/12 (144A)(a)(b)(c)	$661,816	$104,236

Road & Rail - 0.4%
CSX Corp. 7.375%, due 02/01/19(d)	970,000	1,055,287
Marsico Parent Co. LLC 10.625%, due 01/15/16(i)	1,432,000	601,440
Marsico Parent Holdco LLC 12.500%, due 07/15/16(c)(i)	578,640	144,660
Marsico Parent Superholdco LLC 14.500%, due 01/15/18(c)(i)	395,429	102,812

		1,904,199

Software - 0.5%
First Data Corp. 9.875%, due 09/24/15(d)	640,000	457,600
11.250%, due 03/31/16 (144A)(a)	4,155,000	2,430,675

		2,888,275

Specialty Retail - 0.8%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17(d)	880,000	629,200
General Nutrition Centers, Inc. 6.404%, due 03/15/14 (b)(c)	1,000,000	805,000
10.750%, due 03/15/15	315,000	269,325
Group 1 Automotive, Inc. 8.250%, due 08/15/13	300,000	255,000
Limited Brands, Inc. 8.500%, due 06/15/19 (144A)(a)(d)	390,000	374,265
Michaels Stores, Inc. 10.000%, due 11/01/14(d)	35,000	29,575
11.375%, due 11/01/16(d)	1,270,000	838,200
United Auto Group, Inc. 7.750%, due 12/15/16	1,260,000	1,023,750

		4,224,315

Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co. 9.750%, due 01/15/15(d)	575,000	567,813
8.875%, due 04/01/16(d)	40,000	38,900

		606,713

Tobacco - 0.7%
Altria Group, Inc. 10.200%, due 02/06/39	1,140,000	1,350,532
Lorillard Tobacco Co. 8.125%, due 06/23/19	865,000	896,597
Vector Group, Ltd. 11.000%, due 08/15/15	1,330,000	1,236,900

		3,484,029

See accompanying notes to financial statements

11

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Trading Companies & Distributors - 0.0%
Russel Metals, Inc. 6.375%, due 03/01/14	$230,000	$187,738

Transportation - 0.0%
Travelport LLC 11.875%, due 09/01/16(d)	100,000	59,500

Wireless Telecommunication Services - 6.3%
American Tower Corp. 7.125%, due 10/15/12	140,000	141,575
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17 (144A)(a)	1,610,000	1,577,800
Centennial Communications Corp. 10.000%, due 01/01/13(d)	200,000	212,000
Cricket Communications, Inc. 9.375%, due 11/01/14	3,110,000	3,078,900
10.000%, due 07/15/15	2,760,000	2,753,100
7.750%, due 05/15/16 (144A)(a)	3,500,000	3,386,250
Crown Castle International Corp. 9.000%, due 01/15/15	410,000	419,225
Crown Castle Towers LLC 4.643%, due 06/15/35 (144A)(a)	4,725,000	4,606,875
FiberTower Corp. 9.000%, due 11/15/12	722,675	301,717
iPCS, Inc. 3.153%, due 05/01/13(b)	4,881,000	3,880,395
MetroPCS Wireless, Inc. 9.250%, due 11/01/14	4,120,000	4,114,850
9.250%, due 11/01/14 (144A)(a)	1,070,000	1,064,650
Nextel Communications, Inc. 6.875%, due 10/31/13	4,720,000	3,929,400
7.375%, due 08/01/15	890,000	714,225
Qwest Corp. 8.375%, due 05/01/16 (144A)(a)	1,050,000	1,018,500
Rogers Communications, Inc. 8.000%, due 12/15/12	800,000	828,000
Sprint Nextel Corp. 1.001%, due 06/28/10(b)	1,200,000	1,131,746

		33,159,208

Total Domestic Bonds & Debt Securities (Cost $459,477,340)		425,664,232

Convertible Bonds - 3.3%
Airlines - 0.0%
UAL Corp. 4.500%, due 06/30/21(d)	255,000	87,116

Diversified Telecommunication Services - 0.3%
NTL Cable Plc 8.750%, due 04/15/14	175,000	230,629

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Qwest Communications International, Inc. 3.500%, due 11/15/25	$1,510,000	$1,494,900

		1,725,529

Energy Equipment & Services - 0.3%
Transocean, Ltd. 1.625%, due 12/15/37	1,630,000	1,548,500

Health Care Equipment & Supplies - 0.5%
Hologic, Inc. 2.000%/0.000%, due 12/15/37(h)	3,535,000	2,527,525

Hotels, Restaurants & Leisure - 0.1%
Scientific Games Corp. - Class A 0.750%/0.500%, due 12/01/24(h)	640,000	623,200

IT Services - 0.4%
Alliance Data Systems Corp. 1.750%, due 08/01/13 (144A)(a)	2,730,000	2,020,200

Marine - 0.2%
Horizon Lines, Inc. 4.250%, due 08/15/12	1,660,000	1,172,375

Media - 0.5%
Lamar Advertising Co. 2.875%, due 12/31/10	920,000	902,750
Virgin Media, Inc. 6.500%, due 11/15/16 (144A)(a)	2,010,000	1,567,800

		2,470,550

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 2.250%, due 12/15/38	1,250,000	773,438
Massey Energy Co. 3.250%, due 08/01/15	2,655,000	1,765,575

		2,539,013

Wireless Telecommunication Services - 0.5%
American Tower Corp. - Class A 5.000%, due 02/15/10	1,025,000	1,020,653
FiberTower Corp. 9.000%, due 11/15/12 (144A)(a)	179,350	74,879
Leap Wireless International Inc. 4.500%, due 07/15/14	450,000	354,316
NII Holdings, Inc. 2.750%, due 08/15/25	1,580,000	1,485,200

		2,935,048

Total Convertible Bonds (Cost $18,211,733)		17,649,056

Loan Participation - 8.6%
Abbot Turbo Mezzanine Bridge 14.500%, due 03/15/18(b)	3,169,779	2,218,845
Allison Transmission, Inc. 3.070%, due 08/07/14(b)	4,627,605	3,712,219

See accompanying notes to financial statements

12

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Loan Participation - continued
Building Materials Corp. 3.063%, due 02/24/14(b)	$740,672	$652,099
Dana Exit 7.250%, due 01/31/15(b)	2,562,460	1,647,303
Delphi Auto 10.500%, due 06/30/09	8,340,921	2,644,857
Dynegy Holdings, Inc. 1.810%, due 04/02/13(b)	699,766	629,181
Education Media, Inc. 5.080%, due 11/14/14(b)	5,402,095	2,025,785
7.660%, due 11/14/14(b)	1,974,925	1,372,573
First Data Corp. 3.062%, due 09/24/14(b)	448,858	337,990
Ford Motor Co. 3.320%, due 12/16/13(b)	921,508	672,125
General Motors Corp. 4.148%, due 11/29/13(b)	1,436,076	1,418,577
HCA, Inc. 2.346%, due 11/19/12(b)	4,114,438	3,748,582
Marsico Parent 5.063%, due 11/14/14(b)	462,208	231,104
Navistar International Corp. 1.856%, due 01/19/12(b)	3,025,000	2,623,431
3.560%, due 01/19/12(b)	1,100,000	953,975
Nielsen Finance LLC 2.321%, due 08/09/13(b)	712,667	645,299
NRG Energy, Inc. 5.262%, due 02/01/13	399,650	377,170
Pillowtex Corp. 9.000%, due 12/15/49(g)	175,000	0
PQ Corp. 4.290%, due 07/30/14(b)	742,500	582,863
7.540%, due 07/30/15(b)	2,750,000	1,464,375
Quebecor World, Inc. 0.010%, due 06/30/12	900,000	810,000
Rite Aid Corp. 9.500%, due 06/05/15	2,250,000	2,243,914
Sba Infrastructure 1.969%, due 11/01/10(b)	3,731,661	3,563,736
Solutia Exit 7.250%, due 02/28/14(b)	895,455	830,852
Texas Competitive Electric Holdings Co. LLC 3.820%, due 10/10/14(b)	4,594,051	3,288,700
Texas Competitive Energy 3.820%, due 10/10/14(b)	491,250	352,406
Verso Paper Holdings LLC 7.685%, due 02/01/13(b)	471,119	465,819

Security Description	Shares/Par Amount	Value

Loan Participation - continued
Wind Acquisition Holdings Finance 7.198%, due 06/17/15(b)	$4,428,449	$5,936,184

Total Loan Participation (Cost $51,531,063)		45,449,964

Common Stocks - 0.6%
Building Products - 0.3%
Ainsworth Lumber Co., Ltd.*	20,151	17,915
Masonite Worldwide Holdings*(g)	58,362	1,604,955

		1,622,870

Capital Markets - 0.3%
E*TRADE Financial Corp.*	1,352,000	1,730,560

Chemicals - 0.0%
Zemex Minerals Group, Inc.	87	0

Containers & Packaging - 0.0%
Russell-Stanley Holdings, Inc.(g)	2,000	0

Diversified Telecommunication Services - 0.0%
Viatel Holding Bermuda, Ltd.*	4	35

Hotels, Restaurants & Leisure - 0.0%
Buffets Restaurants Holdings, Inc.*(g)	114	1

Media - 0.0%
Cebridge Connections Holdings(g)	7,460	67,140

Real Estate - 0.0%
Ashton Woods - Class B	0	0

Total Common Stocks (Cost $5,140,214)		3,420,606

Preferred Stocks - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp. (144A)*(a)(g)	28,451	0

Road & Rail - 0.0%
Marsico Parent Superholdco LLC (144A)(i)	96	25,440

Total Preferred Stocks (Cost $90,515)		25,440

Convertible Preferred Stock - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 8.400%, due 04/29/49 (Cost - $818,940)	1,315,000	987,986

Warrants - 0.0%
Communications Equipment - 0.0%
Turbo Cayman, Ltd., expires 12/31/09*	1	0
Viasystems Group, Inc., expires 04/30/11*(g)	9,411	0

		0

See accompanying notes to financial statements

13

Met Investors Series Trust

BlackRock High Yield Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Gas Utilities - 0.0%
AMF Bowling Worldwide, Inc., expires 03/09/09*(g)	901	$0

Hotels, Restaurants & Leisure - 0.0%
Buffets Restaurant Holdings, expires 04/28/14*	50	0

Media - 0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	675
MDP Acquisitions Plc, expires 10/01/13 (144A)*(a)	100	2,856
Sirius XM Radio, Inc. expires 03/15/10*	125	25

		3,556

Paper & Forest Products - 0.0%
Neenah Enterprises, Inc., expires 10/07/13*	6,130	0

Road & Rail - 0.0%
Marsico Parent Superholdco, Ltd., expires 12/31/49*	25	25,003

Thrifts & Mortgage Finance - 0.0%
CNB Capital Trust I, expires 03/23/19*	32,513	0

Total Warrants (Cost $271,437)		28,559

Short-Term Investments - 10.8%
Mutual Funds - 3.3%
State Street Navigator Securities Lending Trust Prime Portfolio(j)	17,402,908	17,402,908

Repurchase Agreement - 7.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $39,675,011 on 07/01/09 collateralized by $40,270,000 FHLB 0.090% due 04/08/10 with a value of $40,471,350.	$39,675,000	39,675,000

Total Short-Term Investments (Cost $57,077,908)		57,077,908

TOTAL INVESTMENTS - 104.5% (Cost $595,982,189)		553,822,937

Other Assets and Liabilities (net) - (4.5)%		(24,025,205)

NET ASSETS - 100.0%		$529,797,732

Portfolio Footnotes:

*	Non-income producing security.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $164,637,476 of net assets.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	All or a portion of security is on loan.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i)	Illiquid securities representing in the aggregate $848,912 of net assets.
(j)	Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

See accompanying notes to financial statements

14

Met Investors Series Trust

BlackRock High Yield Portfolio

The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at June 30, 2009, based upon quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA	1.63%
A	0.59
BBB	5.91
BB	33.88
B	31.52
Below B	15.28
Equities/Other	11.19

Total:	100.00%

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-Backed Security	$—	$3,519,186	$—	$3,519,186
Domestic Bonds & Debt Securities
Aerospace & Defense	—	7,264,908	—	7,264,908
Air Freight & Logistics	—	1,190,875	—	1,190,875
Airlines	—	4,080,216	—	4,080,216
Auto Components	—	6,004,230	—	6,004,230
Automobiles	—	389,150	—	389,150
Beverages	—	1,572,074	—	1,572,074
Building Products	—	1,384,931	—	1,384,931
Capital Markets	—	126,500	—	126,500
Chemicals	—	6,911,944	—	6,911,944
Commercial & Professional Services	—	8,565,431	—	8,565,431
Commercial Banks	—	107,300	—	107,300
Communications Equipment	—	3,386,990	—	3,386,990
Computers & Peripherals	—	925,900	—	925,900
Construction & Engineering	—	1,896,600	—	1,896,600
Construction Materials	—	406,125	—	406,125
Consumer Finance	—	29,823,393	—	29,823,393
Containers & Packaging	—	20,830,958	—	20,830,958
Distributors	—	1,984,325	—	1,984,325
Diversified Consumer Services	—	166,065	—	166,065

See accompanying notes to financial statements

15

Met Investors Series Trust

BlackRock High Yield Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Financial Services	$—	$15,113,585	$—	$15,113,585
Diversified Telecommunication Services	—	36,115,476	—	36,115,476
Electric Utilities	—	11,041,882	—	11,041,882
Electrical Equipment	—	7,740,950	—	7,740,950
Electronic Equipment, Instruments & Components	—	384,031	—	384,031
Energy Equipment & Services	—	5,647,450	—	5,647,450
Entertainment & Leisure	—	1,311,525	—	1,311,525
Food & Staples Retailing	—	4,028,325	—	4,028,325
Food Products	—	3,530,300	—	3,530,300
Gas Utilities	—	2,331,465	—	2,331,465
Health Care Equipment & Supplies	—	6,728,375	—	6,728,375
Health Care Providers & Services	—	12,799,490	—	12,799,490
Homebuilders	—	2,838,572	—	2,838,572
Hotels, Restaurants & Leisure	—	9,469,837	—	9,469,837
Household Durables	—	4,275,187	—	4,275,187
Independent Power Producers & Energy Traders	—	8,541,254	—	8,541,254
Industrial - Diversified	—	1,841,775	—	1,841,775
Insurance	—	52,400	—	52,400
Internet Software & Services	—	1,827,900	—	1,827,900
Life Sciences Tools & Services	—	2,840,962	—	2,840,962
Machinery	—	1,776,500	—	1,776,500
Manufacturing	—	1,527,466	—	1,527,466
Marine	—	29,700	—	29,700
Media	—	40,152,197	2,440	40,154,637
Metals & Mining	—	21,133,266	—	21,133,266
Multiline Retail	—	2,553,366	—	2,553,366
Oil, Gas & Consumable Fuels	—	53,284,255	—	53,284,255
Paper & Forest Products	—	9,607,343	—	9,607,343
Pharmaceuticals	—	7,124,378	—	7,124,378
Real Estate	—	6,352,532	23,920	6,376,452
Real Estate Investment Trusts (REITs)	—	104,236	—	104,236
Road & Rail	—	1,904,199	—	1,904,199
Software	—	2,888,275	—	2,888,275
Specialty Retail	—	4,224,315	—	4,224,315
Textiles, Apparel & Luxury Goods	—	606,713	—	606,713
Tobacco	—	3,484,029	—	3,484,029
Trading Companies & Distributors	—	187,738	—	187,738
Transportation	—	59,500	—	59,500
Wireless Telecommunication Services	—	33,159,208	—	33,159,208
Total Domestic Bonds & Debt Securities	—	425,637,872	26,360	425,664,232
Convertible Bonds
Airlines	—	87,116	—	87,116
Diversified Telecommunication Services	—	1,725,529	—	1,725,529
Energy Equipment & Services	—	1,548,500	—	1,548,500
Health Care Equipment & Supplies	—	2,527,525	—	2,527,525
Hotels, Restaurants & Leisure	—	623,200	—	623,200

See accompanying notes to financial statements

16

Met Investors Series Trust

BlackRock High Yield Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
IT Services	$—	$2,020,200	$—	$2,020,200
Marine	—	1,172,375	—	1,172,375
Media	—	2,470,550	—	2,470,550
Oil, Gas & Consumable Fuels	—	2,539,013	—	2,539,013
Wireless Telecommunication Services	—	2,935,048	—	2,935,048
Total Convertible Bonds	—	17,649,056	—	17,649,056
Loan Participation	—	43,231,119	2,218,845	45,449,964
Common Stocks
Building Products	1,622,870	—	—	1,622,870
Capital Markets	1,730,560	—	—	1,730,560
Chemicals	—	—	—	—
Containers & Packaging	—	—	—	—
Diversified Telecommunication Services	35	—	—	35
Hotels, Restaurants & Leisure	—	—	1	1
Media	—	—	67,140	67,140
Real Estate	—	—	—	—
Total Common Stocks	3,353,465	—	67,141	3,420,606
Preferred Stocks
Media	—	—	—	—
Road & Rail	—	25,440	—	25,440
Total Preferred Stocks	—	25,440	—	25,440
Convertible Preferred Stock
Diversified Financial Services	—	987,986	—	987,986
Warrants
Communications Equipment	—	—	—	—
Gas Utilities	—	—	—	—
Hotels, Restaurants & Leisure	—	—	—	—
Media	25	3,531	—	3,556
Paper & Forest Products	—	—	—	—
Road & Rail	—	25,003	—	25,003
Thrifts & Mortgage Finance	—	—	—	—
Total Warrants	25	28,534	—	28,559
Short-Term Investments
Mutual Funds	17,402,908	—	—	17,402,908
Repurchase Agreement	—	39,675,000	—	39,675,000
Total Short-Term Investments	17,402,908	39,675,000	—	57,077,908
TOTAL INVESTMENTS	$20,756,398	$530,754,193	$2,312,346	$553,822,937
Forward Contracts
Forward Currency Contracts	$—	$(502,794)	$—	$(502,794)

See accompanying notes to financial statements

17

Met Investors Series Trust

BlackRock High Yield Portfolio

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Discounts	Change in Unrealized Depreciation	Net Purchases	Balance as of June 30, 2009
Domestic Bonds & Debt Securities
Media	$—	$—	$(59,819)	$62,259	$2,440
Real Estate	—	1,318	(21,098)	43,700	23,920
Loan Participation	3,067,823	—	(888,325)	39,347	2,218,845
Common Stock
Hotels, Restaurants & Leisure	—	—	(62,687)	62,688	1
Media	67,140	—	—	—	67,140
Total	$3,134,963	$1,318	($1,031,929)	$207,994	$2,312,346

See accompanying notes to financial statements

18

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

BlackRock High Yield Portfolio
Assets
Investments, at value (a)(b)	$514,147,937
Repurchase Agreement	39,675,000
Cash	565,870
Cash denominated in foreign currencies (c)	833,478
Receivable for investments sold	1,813,089
Receivable for Trust shares sold	484,423
Interest receivable	10,138,199
Unrealized appreciation on forward currency contracts	21,888

Total assets	567,679,884

Liabilities
Payables for:
Investments purchased	19,169,286
Trust shares redeemed	416,020
Unrealized depreciation on forward currency contracts	524,682
Distribution and services fees—Class B	12,879
Collateral for securities on loan	17,402,908
Management fee	257,770
Administration fee	3,149
Custodian and accounting fees	5,762
Deferred trustee fees	3,427
Accrued expenses	86,269

Total liabilities	37,882,152

Net Assets	$529,797,732

Net Assets Represented by
Paid in surplus	$619,812,525
Accumulated net realized loss	(67,298,088)
Unrealized depreciation on investments and foreign currency	(42,673,987)
Undistributed net investment income	19,957,282

Total	$529,797,732

Net Assets
Class A	$462,896,396

Class B	66,901,336

Capital Shares Outstanding
Class A	69,576,413

Class B	10,090,649

Net Asset Value and Offering Price Per Share
Class A	$6.65

Class B	6.63

(a) Investments at cost, excluding repurchase agreement	$556,307,189
(b) Includes cash collateral for securities loaned of	17,402,908
(c) Cost of cash denominated in foreign currencies	826,688

See accompanying notes to financial statements

19

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

BlackRock High Yield Portfolio
Investment Income
Interest (1)	$20,399,823

Total investment income	20,399,823

Expenses
Management fee	1,176,411
Administration fees	17,286
Custodian and accounting fees	52,686
Distribution and services fees—Class B	42,100
Audit and tax services	37,156
Legal	16,070
Trustee fees and expenses	9,699
Shareholder reporting	15,486
Insurance	5,432
Other	2,592

Total expenses	1,374,918

Net investment income	19,024,905

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(18,824,662)
Foreign currency	(1,138,233)

Net realized loss on investments and foreign currency	(19,962,895)

Net change in unrealized appreciation on:
Investments	80,665,236
Foreign currency	392,443

Net change in unrealized appreciation on investments and foreign currency	81,057,679

Net realized and unrealized gain on investments and foreign currency	61,094,784

Net Increase in Net Assets from Operations	$80,119,689

(1) Interest income includes securities lending net income of:	$81,264

See accompanying notes to financial statements

20

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

BlackRock High Yield Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$19,024,905	$33,011,396
Net realized loss on investments and foreign currency	(19,962,895)	(31,403,713)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	81,057,679	(105,934,818)

Net increase (decrease) in net assets resulting from operations	80,119,689	(104,327,135)

Distributions to Shareholders
From net investment income
Class A	(21,252,736)	(29,255,292)
Class B	(2,134,251)	—
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(23,386,987)	(29,255,292)

Capital Share Transactions
Proceeds from shares sold
Class A	119,066,721	83,090,043
Class B	55,916,650	32,338,687
Net asset value of shares issued through dividend reinvestment
Class A	21,252,736	29,255,292
Class B	2,134,251	—
Cost of shares repurchased
Class A	(24,878,410)	(92,246,282)
Class B	(9,229,171)	(14,171,793)

Net increase in net assets from capital share transactions	164,262,777	38,265,947

Net Increase (Decrease) in Net Assets	220,995,479	(95,316,480)
Net assets at beginning of period	308,802,253	404,118,733

Net assets at end of period	$529,797,732	$308,802,253

Net assets at end of period includes undistributed net investment income	$19,957,282	$24,319,364

See accompanying notes to financial statements

21

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

BlackRock High Yield Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007		2006	2005	2004++
Net Asset Value, Beginning of Period	$ 5.80		$8.24	$8.92		$8.84	$8.62	$8.41

Income (Loss) from Investment Operations:
Net Investment Income	0.30	(a)	0.61 (a)	0.60	(a)	0.63 (a)	0.63 (a)	0.64
Net Realized/Unrealized Gain (Loss) on Investments	0.95		(2.48)	(0.34)		0.19	(0.41)	0.23

Total From Investment Operations	1.25		(1.87)	0.26		0.82	0.22	0.87

Less Distributions
Dividends from Net Investment Income	(0.40)		(0.57)	(0.94)		(0.74)	—	(0.66)
Distributions from Net Realized Capital Gains	—		—	—		—	—	—

Total Distributions	(0.40)		(0.57)	(0.94)		(0.74)	—	(0.66)

Net Asset Value, End of Period	$6.65		$5.80	$8.24		$8.92	$8.84	$8.62

Total Return	22.23%		(24.20)%	2.70%		9.81%	2.55%	10.38%
Ratio of Expenses to Average Net Assets After Reimbursement	0.68	%*	0.67%	0.72%		0.93%	0.87%	0.83	%(b)
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.68	%*	0.67%	0.73	%(c)	0.96%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	9.74	%*	8.40%	7.21%		7.34%	7.28%	7.42%
Portfolio Turnover Rate	45.0%		57.8%	60.2%		88.9%	36.0%	38.0%
Net Assets, End of Period (in millions)	$462.9		$295.7	$404.1		$77.5	$84.0	$87.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Period Ended December 31, 2008(d)

Net Asset Value, Beginning of Period	$5.78	$7.66

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.29	0.41
Net Realized / Unrealized Gain (Loss) on Investments	0.96	(2.29)

Total From Investment Operations	1.25	(1.88)

Less Distributions
Dividends from Net Investment Income	(0.40)	—
Distributions from Net Realized Capital Gains	—	—

Total Distributions	(0.40)	—

Net Asset Value, End of Period	$6.63	$5.78

Total Return	22.02%	(24.54)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.93%*	0.94%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.93%*	0.94%*
Ratio of Net Investment Loss to Average Net Assets	9.27%*	8.70%*
Portfolio Turnover Rate	45.0%	57.8%
Net Assets, End of Period (in millions)	$66.9	$13.2

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	The investment manager waived a portion of its management fee for the year.
(c)	Excludes effect of deferred expense reimbursement.
(d)	Commencement of operations 4/28/08.
++	Audited by other auditors Independent Registered Public Accounting Firm.

See accompanying notes to financial statements

22

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is BlackRock High Yield Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

23

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2009	Expiring 12/31/2010	Expiring 12/31/2011	Expiring 12/31/2013	Expiring 12/31/2015	Expiring 12/31/2016	Total

$4,592,238	$6,217,956	$1,599,086	$825,797	$705,137	$32,375,160	$46,315,374

On May 1, 2006, the Federated High Yield Portfolio, a series of The Travelers Series Trust, was reorganized into the Federated High Yield Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $13,291,427 which are subject to an annual limitation of $3,740,137.

On May 23, 2006, Federated Investment Management Company resigned as the investment adviser for the Federated High Yield Portfolio. On August 10, 2006, the Board of Trustees of the Trust approved BlackRock Financial Management, Inc. as the new investment adviser for the Portfolio. Effective August 21, 2006, the Portfolio changed its name to the BlackRock High Yield Portfolio and the new investment adviser became BlackRock Financial Management, Inc.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

G. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

24

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No. 133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts	$21,888	Unrealized depreciation on forward currency contracts	$(524,682)

Total		$21,888		$(524,682)

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133
Location	Foreign Exchange Contracts

Statement of Operations—Change in Unrealized Gain (Loss)

Foreign Currency	$429,626

Total	$429,626

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of collateral decreases below the value of the securities loaned.

25

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

K. Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

L. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with BlackRock Financial Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,176,411	0.60%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

26

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	50,979,654	19,090,734	3,518,665	(4,012,640)	18,596,759	69,576,413
12/31/2008	49,029,687	11,138,707	3,849,381	(13,038,121)	1,949,967	50,979,654

Class B

6/30/2009	2,274,114	8,934,449	354,527	(1,472,441)	7,816,535	10,090,649
04/28/2008-12/31/2008	—	4,455,438	—	(2,181,324)	2,274,114	2,274,114

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government
$—	$331,391,959	$—	$162,636,404

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$595,982,189	$15,385,191	$(57,544,443)	$(42,159,252)

27

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$17,043,097	$17,402,908	$—	$17,402,908

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Forward Foreign Currency Contracts

Open forward foreign currency contracts at June 30, 2009, were as follows:

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation

7/15/2009	Citibank	555,000	EUR	$778,112	$775,861	$2,250

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/15/2009	Citibank	13,035,000	EUR	$18,275,117	$17,753,670	$(521,446)

7/15/2009	Citibank	258,000	EUR	361,717	359,677	(2,040)

7/15/2009	Citibank	580,000	EUR	813,162	822,666	9,504

7/15/2009	Goldman Sachs & Co.	202,500	EUR	283,906	282,710	(1,196)

8/26/2009	Barclays Capital, Inc.	1,149,000	GBP	1,889,852	1,899,986	10,134

						$(505,044)

EUR - Euro Dollar

GBP - Great Britain Pound

8. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$29,255,292	$7,871,993	$—	$—	$29,255,292	$7,871,993

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$23,386,943	$—	$(123,819,064)	$(46,315,374)	$(146,747,495)

28

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

29

BlackRock Large Cap Core Portfolio	For the period ended 6/30/09
Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of (1.11)%, (1.26)% and (1.20)% for Class A, B and E Shares, respectively, versus 4.32% for its benchmark, the Russell 1000® Index.

Market Environment/Conditions

Equity market volatility from the latter part of 2008 continued through the first quarter of 2009, with stocks sinking deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March following the announcements of new Fed and Treasury programs aimed at putting the economy and financial markets back on an even keel.

Initial market enthusiasm, triggered by signs of a slower pace of economic decline, is giving way to a more realistic assessment of the environment. The U.S. and global economies are starting to stabilize, but there continues to be considerable uncertainty about the outlook. Although past economic patterns cannot predict the future, deep recessions have typically been followed by strong recoveries. The implication is that growth could surprise on the upside in the coming year, which would be bullish for profits and equity prices. Yet, the financial nature of the downturn highlights that this is far from a typical cycle. The cyclical outlook is not disastrous for risky assets, but neither is it unambiguously bright. On the one hand, the U.S. monetary and fiscal stance is highly simulative, and there is considerable cash on the sidelines. On the other hand, the future trend in corporate earnings is uncertain, there will not be any early return to free-flowing credit, and equities and corporate bonds are no longer at bargain levels.

The data for the U.S. and global economies are becoming increasingly mixed, as one would expect in the approach to a turning point. Diffusion indexes, such as purchasing managers’ surveys, turned the corner a couple of months ago, and composite indexes of leading economic indicators are rising. This all seems consistent with the recession ending in the second half of the year. It is one thing for the recession to end, and quite another for economic activity to return to a normal level. Turning points in the economic cycle are all about rates of change.

Portfolio Review/Current Positioning

Stock selection was the main driver of the underperformance, particularly in financials, consumer discretionary and information technology (IT). Additionally, our overweight in healthcare detracted. The bulk of the underperformance occurred during the height of the low-quality rally in April.

Within financials, relative performance was hurt by our long-standing underweight in capital markets and diversified financials, as well as by stock selection in insurance. In consumer discretionary, the flight away from quality that occurred in the second half of the period impacted returns. We took a barbell approach. On one side, we own companies that are well positioned for an improvement in consumer spending that has not yet been priced into valuations, including restaurants (casual dining) and specialty retailers. On the other side of the barbell we own defensive retailers that are likely to benefit from recent consumer belt-

tightening, particularly off-price retailers and dollar stores. These “trade-down” names were left behind in the rally, but we remain convinced that the shift in consumer behavior will outlast the current recession.

Our high-quality stance in the IT sector negatively impacted performance. We believe the IT sector provides an opportunity to own high-quality, blue-chip companies at below-average valuations. We favor IT services companies due to the secular trend in outsourcing and their high degree of recurring revenues, and software companies that earn the majority of their profits from upgrade, maintenance and support of existing software deployments.

In this uncertain environment we maintain our preference for high-quality, well-managed companies with recurring, stable revenue streams selling at reasonable valuations. We remain comfortable with our current sector allocation, believing that investments in healthcare, IT and consumer discretionary companies offer compelling long-term value. Despite the short-term underperformance from our financials holdings, we remain firm in our conviction that the diversified and money-center firms face a future of lower leverage, lower multiples and lower returns on equity. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term. At the end of the period, relative to the benchmark, the Portfolio’s largest overweights are in healthcare and consumer discretionary, and the largest underweights are in financials and consumer staples.

Bob Doll, CFA, CPA

Dan Hanson, CFA

Portfolio Managers

BlackRock Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

BlackRock Large Cap Core Portfolio	For the period ended 6/30/09
Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Exxon Mobil Corp.	2.94%
Johnson & Johnson	2.74%
International Business Machines Corp.	2.52%
Chevron Corp.	2.43%
Cisco Systems, Inc.	2.17%
Pfizer, Inc.	2.11%
Oracle Corp.	2.02%
Verizon Communications, Inc.	1.96%
Goldman Sachs Group, Inc. (The)	1.83%
AT&T, Inc.	1.76%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

BlackRock Large Cap Core Portfolio	For the period ended 6/30/09
Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary (continued)

BlackRock Large Cap Core Portfolio managed by

BlackRock Advisors, LLC vs. Russell 1000® Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[3]
—	BlackRock Large Cap Core Portfolio— Class A	-1.11%	-29.30%	-9.70%	-1.45%	-2.94%	—
	Class B	-1.26%	-29.53%	—	—	—	-19.50%
	Class E	-1.20%	-29.45%	—	—	—	-19.41%
- -	Russell 1000® Index[1]	4.32%	-26.69%	-8.20%	-1.85%	-1.75%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000® Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the investable U.S. equity market.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A shares is 3/23/1998. Inception of Class B and Class E shares is 4/30/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Blackrock Large Cap Core Portfolio

Class A
Actual	0.64%	$1,000.00	$988.90	$3.16
Hypothetical	0.64%	1,000.00	1,021.62	3.21

Class B
Actual	0.89%	$1,000.00	$987.40	$4.39
Hypothetical	0.89%	1,000.00	1,020.38	4.46

Class E
Actual	0.79%	$1,000.00	$988.00	$3.89
Hypothetical	0.79%	1,000.00	1,020.88	3.96

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.8%
Aerospace & Defense - 5.7%
General Dynamics Corp.	87,000	$4,818,930
Goodrich Corp.	194,000	9,694,180
Honeywell International, Inc.	17,000	533,800
L-3 Communications Holdings, Inc.	68,900	4,780,282
Lockheed Martin Corp.	148,000	11,936,200
Northrop Grumman Corp.	224,000	10,232,320
Raytheon Co.	254,000	11,285,220

		53,280,932

Beverages - 0.3%
Coca-Cola Co. (The)	51,000	2,447,490

Biotechnology - 2.6%
Amgen, Inc.*	285,000	15,087,900
Biogen Idec, Inc.*	211,000	9,526,650

		24,614,550

Building Products - 0.3%
Lennox International, Inc.	74,000	2,376,140

Capital Markets - 1.8%
Goldman Sachs Group, Inc. (The)	116,000	17,103,040

Commercial & Professional Services - 0.2%
Pitney Bowes, Inc.	98,000	2,149,140

Commercial Banks - 0.3%
Wells Fargo & Co.	126,000	3,056,760

Communications Equipment - 2.2%
Cisco Systems, Inc.*	1,084,000	20,205,760

Computers & Peripherals - 6.8%
Apple, Inc.*	27,000	3,845,610
EMC Corp.*	900,000	11,790,000
International Business Machines Corp.	225,000	23,494,500
Lexmark International, Inc. - Class A*	90,000	1,426,500
NetApp, Inc.*	516,000	10,175,520
QLogic Corp.*	200,000	2,536,000
Western Digital Corp.*	372,000	9,858,000

		63,126,130

Diversified Consumer Services - 1.1%
Apollo Group, Inc. - Class A*	150,000	10,668,000

Diversified Financial Services - 0.5%
JPMorgan Chase & Co.	143,000	4,877,730

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	660,000	16,394,400
Verizon Communications, Inc.	595,000	18,284,350

		34,678,750

Electrical Equipment & Services - 0.6%
General Cable Corp.*	140,000	5,261,200

Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.(a)	120,000	9,966,000
ENSCO International, Inc.	249,000	8,682,630
Noble Corp.	263,000	7,955,750

		26,604,380

Security Description	Shares	Value

Food & Staples Retailing - 1.3%
Kroger Co. (The)	484,000	$10,672,200
Wal-Mart Stores, Inc.	36,000	1,743,840

		12,416,040

Food Products - 1.2%
Archer-Daniels-Midland Co.	416,000	11,136,320

Gas Utilities - 0.2%
UGI Corp.	82,000	2,090,180

Health Care Equipment & Supplies - 0.2%
ResMed, Inc.*	39,000	1,588,470

Health Care Providers & Services - 8.8%
Aetna, Inc.	409,000	10,245,450
Community Health Systems, Inc.*(a)	190,000	4,797,500
Coventry Health Care, Inc.*	239,000	4,471,690
Express Scripts, Inc.*	163,000	11,206,250
Health Net, Inc.*	176,000	2,736,800
Humana, Inc.*	280,000	9,032,800
Lincare Holdings, Inc.*	80,000	1,881,600
Medco Health Solutions, Inc.*	254,000	11,584,940
Tenet Healthcare Corp.*	436,000	1,229,520
UnitedHealth Group, Inc.	520,000	12,989,600
WellPoint, Inc.*	236,000	12,010,040

		82,186,190

Health Care Technology - 0.7%
Cerner Corp.*	81,000	5,045,490
IMS Health, Inc.	90,000	1,143,000

		6,188,490

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	297,000	9,795,060

Household Durables - 4.0%
D.R. Horton, Inc.(a)	739,000	6,917,040
Garmin, Ltd.(a)	263,000	6,264,660
Lennar Corp. - Class A(a)	570,000	5,523,300
M.D.C. Holdings, Inc.	198,000	5,961,780
NVR, Inc.*(a)	10,000	5,023,900
Toll Brothers, Inc.*(a)	462,000	7,840,140

		37,530,820

Household Products - 0.7%
Procter & Gamble Co. (The)	121,000	6,183,100

Industrial Conglomerates - 0.5%
General Electric Co.	372,000	4,359,840

Insurance - 2.4%
Chubb Corp. (The)	270,000	10,767,600
Travelers Cos., Inc. (The)	281,000	11,532,240

		22,299,840

Internet Software & Services - 0.3%
Google, Inc. - Class A*	3,000	1,264,770
Sohu.com, Inc.*(a)	20,000	1,256,600

		2,521,370

See accompanying notes to financial statements

5

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

IT Services - 5.4%
Accenture, Ltd. - Class A	357,000	$11,945,220
Affiliated Computer Services, Inc. - Class A*(a)	120,000	5,330,400
Automatic Data Processing, Inc.	280,000	9,923,200
Computer Sciences Corp.*	210,900	9,342,870
Fiserv, Inc.*	60,000	2,742,000
Western Union Co.	653,000	10,709,200

		49,992,890

Metals & Mining - 1.3%
Allegheny Technologies, Inc.	134,000	4,680,620
United States Steel Corp.	210,000	7,505,400

		12,186,020

Multi-Utilities - 1.0%
CMS Energy Corp.(a)	431,000	5,206,480
NiSource, Inc.	380,000	4,430,800

		9,637,280

Multiline Retail - 2.1%
Big Lots, Inc.*	90,000	1,892,700
Dollar Tree, Inc.*	228,000	9,598,800
Family Dollar Stores, Inc.	287,000	8,122,100

		19,613,600

Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc.*	298,000	7,828,460
Anadarko Petroleum Corp.	257,000	11,665,230
Chevron Corp.	343,000	22,723,750
Exxon Mobil Corp.	392,000	27,404,720
Marathon Oil Corp.	390,000	11,750,700
Murphy Oil Corp.	190,000	10,320,800
Tesoro Corp.(a)	593,000	7,548,890
Valero Energy Corp.	464,000	7,836,960

		107,079,510

Pharmaceuticals - 9.3%
Bristol-Myers Squibb Co.	650,000	13,201,500
Forest Laboratories, Inc.*	70,000	1,757,700
Johnson & Johnson	450,000	25,560,000
Pfizer, Inc.	1,313,000	19,695,000
Schering-Plough Corp.	549,000	13,790,880
Wyeth	277,000	12,573,030

		86,578,110

Semiconductors & Semiconductor Equipment - 1.8%
National Semiconductor Corp.(a)	744,000	9,337,200
Texas Instruments, Inc.	342,000	7,284,600

		16,621,800

Software - 6.4%
BMC Software, Inc.*	284,000	9,596,360
CA, Inc.	556,000	9,691,080
McAfee, Inc.*(a)	240,000	10,125,600

Security Description	Shares/Par Amount	Value

Software - continued
Microsoft Corp.	396,000	$9,412,920
Oracle Corp.	878,000	18,806,760
Sybase, Inc.*	72,000	2,256,480

		59,889,200

Specialty Retail - 8.6%
Advance Auto Parts, Inc.	232,000	9,625,680
AutoZone, Inc.*(a)	65,000	9,822,150
Best Buy Co., Inc.(a)	282,000	9,444,180
Gap, Inc. (The)	641,000	10,512,400
Limited Brands, Inc.	830,000	9,935,100
Ross Stores, Inc.	257,000	9,920,200
Sherwin-Williams Co. (The)	183,000	9,836,250
TJX Cos., Inc. (The)	341,000	10,727,860

		79,823,820

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	125,000	3,360,000
Polo Ralph Lauren Corp.(a)	179,000	9,583,660

		12,943,660

Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.*	1,624,000	7,811,440

Total Common Stocks (Cost $952,953,769)		930,923,052

Escrowed Shares - 0.0%
Computers & Peripherals - 0.0%
ESC Seagate Technology(b)* (Cost - $0)	27,200	27

Short-Term Investments - 4.8%
Mutual Funds - 4.7%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	43,878,924	43,878,924

Repurchase Agreement - 0.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $1,237,000 on 07/01/09 collateralized by $1,225,000 FHLMC at 2.875% due 11/23/10 with a value of $1,263,281.	$1,237,000	1,237,000

Total Short-Term Investments (Cost $45,115,924)		45,115,924

TOTAL INVESTMENTS - 104.6% (Cost $998,069,693)		976,039,003

Other Assets and Liabilities (net) - (4.6)%		(42,777,184)

NET ASSETS - 100.0%		$933,261,819

See accompanying notes to financial statements

6

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Illiquid securities representing in the aggregate $27 of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

FHLMC - Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements

7

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$53,280,932	$—	$—	$53,280,932
Beverages	2,447,490	—	—	2,447,490
Biotechnology	24,614,550	—	—	24,614,550
Building Products	2,376,140	—	—	2,376,140
Capital Markets	17,103,040	—	—	17,103,040
Commercial & Professional Services	2,149,140	—	—	2,149,140
Commercial Banks	3,056,760	—	—	3,056,760
Communications Equipment	20,205,760	—	—	20,205,760
Computers & Peripherals	63,126,130	—	—	63,126,130
Diversified Consumer Services	10,668,000	—	—	10,668,000
Diversified Financial Services	4,877,730	—	—	4,877,730
Diversified Telecommunication Services	34,678,750	—	—	34,678,750
Electrical Equipment	5,261,200	—	—	5,261,200
Energy Equipment & Services	26,604,380	—	—	26,604,380
Food & Staples Retailing	12,416,040	—	—	12,416,040
Food Products	11,136,320	—	—	11,136,320
Gas Utilities	2,090,180	—	—	2,090,180
Health Care Equipment & Supplies	1,588,470	—	—	1,588,470
Health Care Providers & Services	82,186,190	—	—	82,186,190
Health Care Technology	6,188,490	—	—	6,188,490
Hotels, Restaurants & Leisure	9,795,060	—	—	9,795,060
Household Durables	37,530,820	—	—	37,530,820
Household Products	6,183,100	—	—	6,183,100
Industrial Conglomerates	4,359,840	—	—	4,359,840
Insurance	22,299,840	—	—	22,299,840
Internet Software & Services	2,521,370	—	—	2,521,370
IT Services	49,992,890	—	—	49,992,890
Metals & Mining	12,186,020	—	—	12,186,020
Multi-Utilities	9,637,280	—	—	9,637,280
Multiline Retail	19,613,600	—	—	19,613,600
Oil, Gas & Consumable Fuels	107,079,510	—	—	107,079,510
Pharmaceuticals	86,578,110	—	—	86,578,110
Semiconductors & Semiconductor Equipment	16,621,800	—	—	16,621,800
Software	59,889,200	—	—	59,889,200
Specialty Retail	79,823,820	—	—	79,823,820
Textiles, Apparel & Luxury Goods	12,943,660	—	—	12,943,660
Wireless Telecommunication Services	7,811,440	—	—	7,811,440
Total Common Stocks	930,923,052	—	—	930,923,052

See accompanying notes to financial statements

8

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Escrowed Shares
Computers & Peripherals	$—	$—	$27	$27
Short-Term Investments
Mutual Funds	43,878,924	—	—	43,878,924
Repurchase Agreement	—	1,237,000	—	1,237,000
Total Short-Term Investments	43,878,924	1,237,000	—	45,115,924
TOTAL INVESTMENTS	$974,801,976	$1,237,000	$27	$976,039,003

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Balance as of June 30, 2009
Escrowed Shares
Computers & Peripherals	$27	$27
Total	$27	$27

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

BlackRock Large Cap Core Portfolio
Assets
Investments, at value (a)(b)	$974,802,003
Repurchase Agreement	1,237,000
Cash	35
Receivable for investments sold	54,538,563
Receivable for Trust shares sold	4,248,586
Dividends receivable	443,295

Total assets	1,035,269,482

Liabilities
Payables for:
Investments purchased	53,148,174
Trust shares redeemed	4,238,567
Distribution and services fees—Class B	8,209
Distribution and services fees—Class E	11,192
Collateral for securities on loan	43,878,924
Management fee	461,641
Administration fee	5,699
Custodian and accounting fees	13,806
Deferred trustee fees	3,427
Accrued expenses	238,024

Total liabilities	102,007,663

Net Assets	$933,261,819

Net Assets Represented by
Paid in surplus	$1,492,172,575
Accumulated net realized loss	(544,371,214)
Unrealized depreciation on investments	(22,030,690)
Undistributed net investment income	7,491,148

Total	$933,261,819

Net Assets
Class A	$803,214,298

Class B	40,382,458

Class E	89,665,063

Capital Shares Outstanding
Class A	123,988,248

Class B	6,306,865

Class E	13,919,751

Net Asset Value and Offering Price Per Share
Class A	$6.48

Class B	6.40

Class E	6.44

(a) Investments at cost, excluding repurchase agreement	$996,832,693
(b) Includes cash collateral for securities loaned of	43,878,924

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

BlackRock Large Cap Core Portfolio
Investment Income
Dividends	$10,665,668
Interest (1)	188,111

Total investment income	10,853,779

Expenses
Management fee	3,004,876
Administration fees	42,492
Custodian and accounting fees	44,465
Distribution and services fees—Class B	42,906
Distribution and services fees—Class E	65,405
Audit and tax services	18,008
Legal	16,595
Trustee fees and expenses	9,699
Shareholder reporting	97,213
Insurance	14,344
Other	6,585

Total expenses	3,362,588

Net investment income	7,491,191

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(236,056,672)

Net realized loss on investments	(236,056,672)

Net change in unrealized appreciation on:
Investments	206,960,275

Net change in unrealized appreciation on investments	206,960,275

Net realized and unrealized loss on investments	(29,096,397)

Net Decrease in Net Assets from Operations	$(21,605,206)

(1) Interest income includes securities lending net income of:	$188,052

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

BlackRock Large Cap Core Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$7,491,191	$18,488,315
Net realized loss on investments	(236,056,672)	(264,666,275)
Net change in unrealized appreciation (depreciation) on investments	206,960,275	(468,385,956)

Net decrease in net assets resulting from operations	(21,605,206)	(714,563,916)

Distributions to Shareholders
From net investment income
Class A	(16,652,014)	(9,674,115)
Class B	(520,566)	(208,807)
Class E	(1,315,679)	(808,522)
From net realized gains
Class A	—	(63,194,324)
Class B	—	(1,856,247)
Class E	—	(6,473,762)

Net decrease in net assets resulting from distributions	(18,488,259)	(82,215,777)

Capital Share Transactions
Proceeds from shares sold
Class A	16,174,932	139,429,006
Class B	9,517,111	12,084,131
Class E	9,254,235	40,230,320
Net asset value of shares issued through dividend reinvestment
Class A	16,652,014	72,868,439
Class B	520,566	2,065,054
Class E	1,315,679	7,282,284
Cost of shares repurchased
Class A	(234,172,444)	(179,486,847)
Class B	(2,517,247)	(7,229,511)
Class E	(14,685,107)	(61,726,745)

Net increase (decrease) in net assets from capital share transactions	(197,940,261)	25,516,131

Net Increase (Decrease) in Net Assets	(238,033,726)	(771,263,562)
Net assets at beginning of period	1,171,295,545	1,942,559,107

Net assets at end of period	$933,261,819	$1,171,295,545

Net assets at end of period includes undistributed net investment income	$7,491,148	$18,488,216

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

BlackRock Large Cap Core Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007		2006	2005	2004++
Net Asset Value, Beginning of Period	$6.67	$11.14	$11.20		$10.14	$9.05	$7.85

Income Gain (Loss) from Investment Operations
Net Investment Income	0.05 (a)	0.11 (a)	0.09	(a)	0.05 (a)	0.02 (a)	0.04
Net Realized/Unrealized Gain (Loss) on Investments	(0.13)	(4.10)	0.63		1.37	1.07	1.21

Total from Investment Operations	(0.08)	(3.99)	0.72		1.42	1.09	1.25

Less Distributions
Dividends from Net Investment Income	(0.11)	(0.06)	(0.08)		(0.02)	—	(0.05)
Distributions from Net Realized Capital Gains	—	(0.42)	(0.70)		(0.34)	—	—

Total Distributions	(0.11)	(0.48)	(0.78)		(0.36)	—	(0.05)

Net Asset Value, End of Period	$6.48	$6.67	$11.14		$11.20	$10.14	$9.05

Total Return	(1.11)%	(37.17)%	6.55%		14.25%	12.04%	15.89%
Ratio of Expenses to Average Net Assets After Reimbursement	0.64%*	0.62%	0.64%		0.98%	0.91%	0.92	%(b)
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.64%*	0.62%	0.65	%(d)	1.04%	0.91%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.50%*	1.20%	0.83%		0.48%	0.23%	0.51%
Portfolio Turnover Rate	70.3%	102.8%	87.3%		72.2%	79.0%	136.0%
Net Assets, End of Period (in millions)	$803.2	$1,041.2	$1,716.0		$131.0	$131.0	$126.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007(c)
Net Asset Value, Beginning of Period	$6.58	$11.01	$10.91

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.08	0.04
Net Realized/Unrealized Gain (Loss) on Investments	(0.13)	(4.04)	0.06

Total from Investment Operations	(0.09)	(3.96)	0.10

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.05)	—
Distributions from Net Realized Capital Gains	—	(0.42)	—

Total Distributions	(0.09)	(0.47)	—

Net Asset Value, End of Period	$6.40	$6.58	$11.01

Total Return	(1.26)%	(37.36)%	0.92%
Ratio of Expenses to Average Net Assets After Reimbursement	0.89%*	0.87%	0.89	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.89%*	0.87%	0.89	%*(d)
Ratio of Net Investment Income to Average Net Assets	1.24%*	0.96%	0.58	%*
Portfolio Turnover Rate	70.3%	102.8%	87.3%
Net Assets, End of Period (in millions)	$40.4	$33.5	$47.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	The investment manager waived a portion of its management fee for the year.
(c)	Commencement of operations—04/30/2007.
(d)	Excludes effect of deferred expense reimbursement.
++	Audited by other auditors Independent Registered Public Accounting Firm.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

BlackRock Large Cap Core Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007(b)
Net Asset Value, Beginning of Period	$6.62	$11.07	$10.96

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.09	0.05
Net Realized/Unrealized Gain (Loss) on Investments	(0.13)	(4.07)	0.06

Total from Investment Operations	(0.09)	(3.98)	0.11

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.05)	—
Distributions from Net Realized Capital Gains	—	(0.42)	—

Total Distributions	(0.09)	(0.47)	—

Net Asset Value, End of Period	$6.44	$6.62	$11.07

Total Return	(1.20)%	(37.30)%	1.00%
Ratio of Expenses to Average Net Assets After Reimbursement	0.79%*	0.77%	0.79	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.79%*	0.77%	0.79	%*(c)
Ratio of Net Investment Income to Average Net Assets	1.35%*	1.04%	0.69	%*
Portfolio Turnover Rate	70.3%	102.8%	87.3%
Net Assets, End of Period (in millions)	$89.7	$96.6	$179.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/30/2007.
(c)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is BlackRock Large Cap Core Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B, and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011	Expiring 12/31/2016	Total

$24,073,084	$14,588,867	$219,324,202	$257,986,153

On May 1, 2006, the BlackRock Large Cap Core Portfolio, a series of The Travelers Series Trust, was reorganized into the BlackRock Large Cap Core Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $67,463,346 which are subject to an annual limitation of $5,495,892.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.
Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities including accrued interest will continue to be at least equal to the value of the repurchase agreement.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with BlackRock Advisors, LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$3,004,876	0.625%	First $250 Million

	0.60%	$250 Million to $500 Million

	0.575%	$500 Million to $1 Billion

	0.55%	$1 Billion to $2 Billion

	0.50%	Over $2 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	156,190,742	2,626,198	2,720,917	(37,549,609)	(32,202,494)	123,988,248
12/31/2008	154,054,548	15,269,290	7,435,555	(20,568,651)	2,136,194	156,190,742

Class B

6/30/2009	5,096,495	1,539,592	85,901	(415,123)	1,210,370	6,306,865
12/31/2008	4,269,640	1,435,421	213,112	(821,678)	826,855	5,096,495

Class E

6/30/2009	14,594,518	1,472,350	216,040	(2,363,157)	(674,767)	13,919,751
12/31/2008	16,227,601	4,287,279	747,667	(6,668,029)	(1,633,083)	14,594,518

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$705,983,869	$—	$916,276,255

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$998,069,693	$46,970,642	$(69,001,332)	$(22,030,690)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$42,726,147	$43,878,924	$—	$43,878,924

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$10,691,484	$904,022	$71,524,293	$7,875,932	$82,215,777	$8,779,954

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$18,488,216	$—	$(279,319,354)	$(257,986,153)	$(518,817,291)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Clarion Global Real Estate Portfolio	For the period ended 6/30/09
Managed by ING Clarion Real Estate Securities, LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio generated a total return of 3.25%, 3.13% and 3.23% for Class A, B and E shares, respectively, versus 5.88% for its benchmark, the FTSE/EPRA NAREIT Developed Real Estate Index. (Please note the index had a change in name only on March 23, 2009)

Market Environment/Conditions

Global real estate stocks turned in positive performance for the six month period ending June 30, 2009, due to a rally which began in mid-March and continued through to the end of the period. After a difficult first quarter, global property markets rallied during the second quarter (up almost 36%), lifting returns for the year back into positive territory (up nearly 6%).

By region, the Asia-Pacific region has provided the strongest performance, gaining 25% during the period as positive revisions to economic forecasts as well as stronger than expected demand for residential property, especially in Hong Kong and China, helped drive the Hong Kong and Singapore markets up 63% and 38%, respectively, during the period. The European region was up slightly for the period, +2.8%, as some of the poorer-performing markets in 2008 have rebounded in 2009. This rebound has been led by countries whose companies provide less ‘visibility’, typically in Southern and Central European countries. Additionally, companies in these countries on average have business models that include development activities versus the more stable lease-driven business models that are more prevalent in property markets such as France and the Benelux (Belgium, Netherlands & Luxembourg) countries. The Americas region lagged during the period, primarily due to the performance of the U.S. property market, where fundamentals continue to be revised downward, given conditions in the economy as well as the credit markets.

In light of improving conditions in the credit markets, real estate companies have raised over $33 billion of equity over the past nine months, with the majority of this activity occurring over the past four months. The U.S., Australia, the U.K. and Singapore accounted for more than 90% of the aggregate equity raised as companies have moved quickly to repair balance sheets as the equity “window” remains open.

Real estate companies are also conserving cash through other measures as additional capital has been sourced via combinations of a reduction in payout policies (dividend cuts), access to the secured and unsecured debt markets, and successful refinancing of existing secured debt. While not an overall panacea, these capital raising activities constitute a critical but necessary step in preparing property companies for the latter stages of a recession which should begin to present an increasing number of potential attractive investment opportunities.

Portfolio Review/Current Positioning

The Portfolio underperformed during this period, primarily as the result of stock selection but also as the result of country allocation decisions in Asia and the Americas. Portfolio holdings performed well for the most part in absolute terms but were relative underperformers against the benchmark. The strong rebound in listed property stocks during the second quarter was widespread and was led by companies and regions with higher risk profiles. Stock selection in Hong Kong and Singapore was the primary drag on fund relative performance as an overweight to underperforming “defensive” companies with strong balance sheets and stable income was compounded by an underweight in the higher-octane development-based companies which outperformed. For example, development companies with a focus on Mainland China rallied sharply during the quarter, catalyzed by a combination of stimulus provided by the Chinese government and demand for residential property which exceeded expectations. From a country allocation perspective, an underweight to the outperforming Hong Kong market accounted for much of the relative underperformance. Even though our underweight was relatively minor, the impact was magnified given the strong performance of the Hong Kong market which was up 63% during the period and was the result of our underweight to many of the China-focused development companies.

T. Ritson Ferguson, Chief Investment Officer

Steven D. Burton, Managing Director

Joseph P. Smith, Managing Director

Portfolio Manager

ING Clarion Real Estate Securities, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

Clarion Global Real Estate Portfolio	For the period ended 6/30/09
Managed by ING Clarion Real Estate Securities, LLC

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Sun Hung Kai Properties, Ltd.	6.30%
Simon Property Group, Inc. (REIT)	4.81%
Westfield Group (REIT)	4.28%
Mitsui Fudosan Co., Ltd.	3.74%
Mitsubishi Estate Co., Ltd.	3.66%
Sumitomo Realty & Development Co., Ltd.	3.15%
Unibail-Rodamco (REIT)	2.96%
Vornado Realty Trust	2.21%
China Overseas Land & Investment, Ltd.	2.08%
Capitaland, Ltd.	1.93%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Clarion Global Real Estate Portfolio	For the period ended 6/30/09
Managed by ING Clarion Real Estate Securities, LLC

Portfolio Manager Commentary (continued)

Clarion Global Real Estate Portfolio managed by

ING Clarion Real Estate Securities, LLC vs. FTSE EPRA/NAREIT Developed (formerly Global Real Estate) Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
—	Clarion Global Real Estate Portfolio—Class A	3.25%	-32.51%	-15.17%	0.19%	0.86%
	Class B	3.13%	-32.62%	-15.36%	-0.03%	0.62%
	Class E	3.23%	-32.58%	-15.28%	0.07%	0.72%
—	FTSE EPRA/NAREIT Developed (formerly Global Real Estate) Index[1]	5.88%	-35.86%	-13.57%	1.41%	2.81%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The FTSE EPRA/NAREIT Developed (formerly Global Real Estate) Index is designed to track the performance of listed real estate companies and REITS worldwide.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A, B and E shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Clarion Global Real Estate Portfolio

Class A
Actual	0.71%	$1,000.00	$1,032.50	$3.58
Hypothetical	0.71%	1,000.00	1,021.27	3.56

Class B
Actual	0.96%	$1,000.00	$1,031.30	$4.84
Hypothetical	0.96%	1,000.00	1,020.03	4.81

Class E
Actual	0.86%	$1,000.00	$1,032.30	$4.33
Hypothetical	0.86%	1,000.00	1,020.53	4.31

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Clarion Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.0%
Australia - 10.4%
CFS Retail Property Trust (REIT)	2,922,848	$3,862,352
Commonwealth Property Office Fund (REIT)	4,052,400	2,694,057
Dexus Property Group (REIT)	24,389,112	14,613,914
Goodman Group (REIT)	10,122,552	2,967,405
GPT Group (REIT)	26,075,200	10,172,469
Mirvac Group (REIT)	11,420,597	9,837,973
Stockland (REIT)	5,632,436	14,435,142
Westfield Group (REIT)	4,467,900	40,675,426

		99,258,738

Bermuda - 2.8%
Great Eagle Holdings, Ltd.	464,000	981,192
Hongkong Land Holdings, Ltd.	3,138,300	11,079,495
Kerry Properties, Ltd.	3,177,300	14,206,217

		26,266,904

Canada - 2.6%
Calloway Real Estate Investment Trust (REIT)	399,300	4,430,561
Canadian Real Estate Investment Trust (REIT)	171,500	3,628,849
Cominar Real Estate Investment Trust (REIT)	120,800	1,608,450
H&R Real Estate Investment Trust (REIT)	296,000	2,795,527
Primaris Retail Real Estate Investment Trust (REIT)	184,500	2,184,480
RioCan Real Estate Investment Trust (REIT)	764,800	10,051,732

		24,699,599

Cayman Islands - 2.5%
China Resources Land, Ltd.	7,116,936	15,705,645
New World China Land, Ltd.	3,225,300	1,781,504
Shimao Property Holdings, Ltd.	3,445,300	6,633,024

		24,120,173

China - 0.2%
Shui On Land, Ltd.	2,847,600	1,940,035

Finland - 0.1%
Sponda Oyj*	314,840	896,168

France - 6.1%
Fonciere des Regions (REIT)	69,640	5,236,724
Gecina S.A. (REIT)	37,260	2,303,981
ICADE (REIT)	56,780	4,666,783
Klepierre (REIT)	589,390	15,193,556
Mercialys (REIT)	80,385	2,480,807
Unibail-Rodamco (REIT)	188,310	28,103,452

		57,985,303

Security Description	Shares	Value

Hong Kong - 14.4%
Cheung Kong Holdings, Ltd.	714,200	$8,169,360
China Overseas Land & Investment, Ltd.	8,581,288	19,735,905
Hang Lung Group, Ltd.	41,400	195,678
Hang Lung Properties, Ltd.	3,962,100	12,849,494
Henderson Land Development Co., Ltd.	1,463,000	8,313,466
Link (The)	3,153,500	6,723,143
Sino Land Co., Ltd.	2,329,500	3,827,949
Sino-Ocean Land Holdings, Ltd.	5,732,200	6,569,782
Sun Hung Kai Properties, Ltd.	4,799,400	59,923,635
Wharf Holdings, Ltd. (The)	2,386,500	10,104,388

		136,412,800

Japan - 14.8%
Aeon Mall Co., Ltd.	217,500	4,111,502
Frontier Real Estate Investment Corp. (REIT)	302	1,928,195
Japan Logistics Fund, Inc. (REIT)	403	2,686,828
Japan Real Estate Investment Corp. (REIT)	964	7,992,958
Kenedix Realty Investment Corp. (REIT)	545	1,879,647
Mitsubishi Estate Co., Ltd.	2,102,300	34,792,286
Mitsui Fudosan Co., Ltd.	2,053,374	35,539,305
Nippon Accommodations Fund, Inc. (REIT)	268	1,201,569
Nippon Building Fund, Inc. (REIT)	989	8,455,810
Nomura Real Estate Office Fund, Inc. (REIT)	357	2,265,186
NTT Urban Development Corp.	3,132	3,017,086
Orix JREIT, Inc. (REIT)	475	2,172,243
Sumitomo Realty & Development Co., Ltd.	1,649,300	29,971,484
Tokyu REIT, Inc. (REIT)	450	2,430,410
United Urban Investment Corp. (REIT)	603	2,585,122

		141,029,631

Luxembourg - 0.2%
Gagfah S.A.	89,440	741,738
ProLogis European Properties	278,720	1,063,710

		1,805,448

Netherlands - 2.2%
Corio N.V. (REIT)	326,562	15,908,113
Eurocommercial Properties N.V.	100,537	3,097,816
Vastned Retail N.V. (REIT)	36,280	1,805,540

		20,811,469

Singapore - 3.2%
Ascendas Real Estate Investment Trust (REIT)	5,990,446	6,558,941
Capitaland, Ltd.	7,208,200	18,311,068
CapitaMall Trust (REIT)	5,589,723	5,382,875

		30,252,884

See accompanying notes to financial statements

5

Met Investors Series Trust

Clarion Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Sweden - 0.8%
Castellum A.B. (REIT)	860,420	$5,474,631
Kungsleden A.B.	414,040	1,906,649

		7,381,280

Switzerland - 0.5%
PSP Swiss Property A.G.	76,880	3,671,255
Swiss Prime Site A.G.	19,960	977,027

		4,648,282

United Kingdom - 4.9%
British Land Co. Plc (REIT)	1,349,083	8,506,803
Derwent London Plc (REIT)	194,690	2,999,388
Great Portland Estates Plc (REIT)	49,115	178,123
Hammerson Plc (REIT)	1,678,089	8,503,070
Land Securities Group Plc (REIT)	2,246,915	17,477,679
Liberty International Plc (REIT)	722,642	4,743,282
Safestore Holdings Plc	2,688,900	4,202,148
Segro Plc (REIT)	1,065,800	426,734

		47,037,227

United States - 32.3%
Acadia Realty Trust (REIT)	206,271	2,691,837
Alexandria Real Estate Equities, Inc. (REIT)(a)	148,200	5,304,078
AMB Property Corp. (REIT)(a)	443,600	8,344,116
Apartment Investment & Management Co. - Class A (REIT)	445,100	3,939,135
AvalonBay Communities, Inc. (REIT)	166,048	9,288,725
Boston Properties, Inc. (REIT)(a)	227,900	10,870,830
BRE Properties, Inc. - Class A (REIT)(a)	240,346	5,710,621
Camden Property Trust	242,767	6,700,369
Corporate Office Properties Trust (REIT)(a)	97,685	2,865,101
Digital Realty Trust, Inc.(a)	278,500	9,984,225
Duke Realty Corp. (REIT)	315,100	2,763,427
Equity Residential	301,800	6,709,014
Essex Property Trust, Inc.(a)	74,676	4,647,087
Extra Space Storage, Inc.	243,800	2,035,730
Federal Realty Investment Trust (REIT)(a)	248,134	12,783,864
HCP, Inc.(a)	694,900	14,724,931
Health Care REIT, Inc. (REIT)	76,147	2,596,613
Highwoods Properties, Inc. (REIT)	357,078	7,987,835
Host Hotels & Resorts, Inc. (REIT)	1,689,400	14,174,066
Kimco Realty Corp. (REIT)(a)	266,800	2,681,340
Liberty Property Trust	452,000	10,414,080
Macerich Co. (The) (REIT)(a)	347,612	6,121,447
Nationwide Health Properties, Inc. (REIT)	418,059	10,760,839
OMEGA Healthcare Investors, Inc. (REIT)	309,600	4,804,992
Peoples Choice Financial Corp. (144A)*(b)(c)	60,000	0
ProLogis (REIT)(a)	1,164,700	9,387,482
Public Storage	234,300	15,341,964
Regency Centers Corp. (REIT)(a)	212,400	7,414,884

Security Description	Shares/Par Amount	Value

United States - continued
Simon Property Group, Inc. (REIT)	888,391	$45,689,949
SL Green Realty Corp. (REIT)	229,760	5,270,694
Tanger Factory Outlet Centers	184,165	5,972,471
Taubman Centers, Inc. (REIT)(a)	144,213	3,873,561
UDR, Inc. (REIT)	763,175	7,883,598
Ventas, Inc.(a)	380,200	11,352,772
Vornado Realty Trust	465,815	20,975,649
Weingarten Realty Investors (REIT)	348,500	5,056,735

		307,124,061

Total Common Stocks (Cost $1,180,398,567)		931,670,002

Short-Term Investments - 8.7%
Mutual Funds - 6.3%
State Street Navigator Securities Lending Trust Prime Portfolio(d)	59,795,913	59,795,913

Repurchase Agreement - 2.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $23,332,006 on 07/01/09 collateralized by $23,165,000 FHLMC 5.755% due 08/27/14 with a value of $23,802,038.	$23,332,000	23,332,000

Total Short-Term Investments (Cost $83,127,913)		83,127,913

TOTAL INVESTMENTS - 106.7% (Cost $1,263,526,480)		1,014,797,915

Other Assets and Liabilities (net) - (6.7)%		(64,067,892)

NET ASSETS - 100.0%		$950,730,023

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $0 of net assets.
(d)	Represents investment of collateral received from securities lending transactions.

FHLMC - Federal Home Loan Mortgage Corporation

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

6

Met Investors Series Trust

Clarion Global Real Estate Portfolio

The following table summarizes the top ten sector diversification of the portfolio holdings of the Clarion Global Real Estate Portfolio at June 30, 2009.

Ten Largest Industries as of June 30, 2009 (Unaudited)	Percent of Total Net Assets
Diversified	22.8%
Operating & Development	21.5%
Regional Malls	14.9%
Office	5.6%
REITS	5.6%
Apartments	4.8%
Real Estate	4.7%
Health Care Providers & Services	4.7%
Management & Services	4.0%
Industrials	3.5%

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$99,258,738	$—	$99,258,738
Bermuda	—	26,266,904	—	26,266,904
Canada	24,699,599	—	—	24,699,599
Cayman Islands	—	24,120,173	—	24,120,173
China	—	1,940,035	—	1,940,035
Finland	—	896,168	—	896,168
France	—	57,985,303	—	57,985,303
Hong Kong	—	136,412,800	—	136,412,800
Japan	—	141,029,631	—	141,029,631
Luxembourg	—	1,805,448	—	1,805,448
Netherlands	—	20,811,469	—	20,811,469
Singapore	—	30,252,884	—	30,252,884
Sweden	—	7,381,280	—	7,381,280
Switzerland	—	4,648,282	—	4,648,282
United Kingdom	—	47,037,227	—	47,037,227
United States	307,124,061	—	—	307,124,061
Total Common Stocks	331,823,660	599,846,342	—	931,670,002
Short-Term Investments
Mutual Funds	59,795,913	—	—	59,795,913
Repurchase Agreement	—	23,332,000	—	23,332,000
Total Short-Term Investments	59,795,913	23,332,000	—	83,127,913
TOTAL INVESTMENTS	$391,619,573	$623,178,342	$—	$1,014,797,915

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Clarion Global Real Estate Portfolio
Assets
Investments, at value (a)(b)	$991,465,915
Repurchase Agreement	23,332,000
Cash	219
Cash denominated in foreign currencies (c)	566,433
Receivable for investments sold	6,750,070
Receivable for Trust shares sold	222,962
Dividends receivable	3,247,035
Interest receivable	6

Total assets	1,025,584,640

Liabilities
Payables for:
Investments purchased	13,305,302
Trust shares redeemed	995,585
Distribution and services fees—Class B	63,516
Distribution and services fees—Class E	4,186
Collateral for securities on loan	59,795,913
Management fee	500,867
Administration fee	5,641
Custodian and accounting fees	35,201
Deferred trustee fees	3,427
Accrued expenses	144,979

Total liabilities	74,854,617

Net Assets	$950,730,023

Net Assets Represented by
Paid in surplus	$1,635,144,775
Accumulated net realized loss	(454,007,438)
Unrealized depreciation on investments and foreign currency	(247,471,740)
Undistributed net investment income	17,064,426

Total	$950,730,023

Net Assets
Class A	$611,305,214

Class B	306,605,677

Class E	32,819,132

Capital Shares Outstanding
Class A	83,454,848

Class B	41,932,537

Class E	4,481,210

Net Asset Value and Offering Price Per Share
Class A	$7.32

Class B	7.31

Class E	7.32

(a) Investments at cost, excluding repurchase agreement	$1,240,194,480
(b) Includes cash collateral for securities loaned of	59,795,913
(c) Cost of cash denominated in foreign currencies	570,546

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Clarion Global Real Estate Portfolio
Investment Income
Dividends (1)	$21,761,502
Interest (2)	362,292

Total investment income	22,123,794

Expenses
Management fee	2,590,947
Administration fees	33,262
Custodian and accounting fees	154,449
Distribution and services fees—Class B	322,256
Distribution and services fees—Class E	22,163
Audit and tax services	21,456
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	59,544
Insurance	12,236
Other	5,287

Total expenses	3,248,033
Less broker commission recapture	(79,821)

Net expenses	3,168,212

Net investment income	18,955,582

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(220,641,790)
Foreign currency	96,819

Net realized loss on investments and foreign currency	(220,544,971)

Net change in unrealized appreciation (depreciation) on:
Investments	240,909,075
Foreign currency	(26,959)

Net change in unrealized appreciation on investments and foreign currency	240,882,116

Net realized and unrealized gain on investments and foreign currency	20,337,145

Net Increase in Net Assets from Operations	$39,292,727

(1) Dividend income is net of foreign withholding taxes of:	$1,601,748
(2) Interest income includes securities lending net income of:	361,036

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Clarion Global Real Estate Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$18,955,582	$31,088,700
Net realized loss on investments and foreign currency	(220,544,971)	(227,254,371)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	240,882,116	(370,943,992)

Net increase (decrease) in net assets resulting from operations	39,292,727	(567,109,663)

Distributions to Shareholders
From net investment income
Class A	(21,395,042)	(12,871,229)
Class B	(9,985,927)	(6,742,260)
Class E	(1,151,099)	(996,047)
From net realized gains
Class A	—	(62,356,696)
Class B	—	(39,830,003)
Class E	—	(5,590,157)

Net decrease in net assets resulting from distributions	(32,532,068)	(128,386,392)

Capital Share Transactions
Proceeds from shares sold
Class A	85,552,247	301,131,736
Class B	33,863,881	85,885,098
Class E	2,164,701	8,098,339
Net asset value of shares issued through dividend reinvestment
Class A	21,395,042	75,227,925
Class B	9,985,927	46,572,263
Class E	1,151,099	6,586,204
Cost of shares repurchased
Class A	(34,502,584)	(132,676,732)
Class B	(18,844,803)	(97,137,626)
Class E	(4,849,518)	(19,624,926)

Net increase in net assets from capital share transactions	95,915,992	274,062,281

Net Increase (Decrease) in Net Assets	102,676,651	(421,433,774)
Net assets at beginning of period	848,053,372	1,269,487,146

Net assets at end of period	$950,730,023	$848,053,372

Net assets at end of period includes undistributed net investment income	$17,064,426	$30,640,912

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Clarion Global Real Estate Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.40	$14.08	$18.13	$14.15	$12.47	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.16	0.32	0.22	0.28	0.30	0.55
Net Realized/Unrealized Gain (Loss) on Investments	0.03	(5.53)	(2.59)	4.81	1.40	2.42

Total from Investment Operations	0.19	(5.21)	(2.37)	5.09	1.70	2.97

Less Distributions
Dividends from Net Investment Income	(0.27)	(0.25)	(0.19)	(0.19)	—	(0.22)
Distributions from Net Realized Capital Gains	—	(1.22)	(1.49)	(0.92)	(0.02)	(0.28)

Total Distributions	(0.27)	(1.47)	(1.68)	(1.11)	(0.02)	(0.50)

Net Asset Value, End of Period	$7.32	$7.40	$14.08	$18.13	$14.15	$12.47

Total Return	3.25%	(41.56)%	(14.79)%	37.90%	13.61%	29.73%
Ratio of Expenses to Average Net Assets After Reimbursement	0.71%*	0.67%	0.62%	0.66%	0.69%	0.84%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.73%*	0.69%	0.65%	0.70%	0.70%	0.84%*
Ratio of Net Investment Income to Average Net Assets	4.88%*	2.91%	1.35%	1.74%	2.27%	6.76%*
Portfolio Turnover Rate	31.3%	146.2%	110.0%	73.0%	13.5%	52.3%
Net Assets, End of Period (in millions)	$611.3	$534.1	$711.9	$627.5	$204.1	$77.1

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.37	$14.01	$18.06	$14.11	$12.47	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15	0.29	0.21	0.23	0.26	0.26
Net Realized/Unrealized Gain (Loss) on Investments	0.04	(5.50)	(2.62)	4.81	1.40	2.69

Total from Investment Operations	0.19	(5.21)	(2.41)	5.04	1.66	2.95

Less Distributions
Dividends from Net Investment Income	(0.25)	(0.21)	(0.15)	(0.17)	—	(0.20)
Distributions from Net Realized Capital Gains	—	(1.22)	(1.49)	(0.92)	(0.02)	(0.28)

Total Distributions	(0.25)	(1.43)	(1.64)	(1.09)	(0.02)	(0.48)

Net Asset Value, End of Period	$7.31	$7.37	$14.01	$18.06	$14.11	$12.47

Total Return	3.13%	(41.67)%	(15.01)%	37.58%	13.29%	29.55%
Ratio of Expenses to Average Net Assets After Reimbursement	0.96%*	0.92%	0.87%	0.92%	0.94%	0.98%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.98%*	0.93%	0.90%	0.95%	0.95%	0.98%*
Ratio of Net Investment Income to Average Net Assets	4.60%*	2.57%	1.30%	1.43%	2.00%	3.45%*
Portfolio Turnover Rate	31.3%	146.2%	110.0%	73.0%	13.5%	52.3%
Net Assets, End of Period (in millions)	$306.6	$279.2	$484.8	$623.4	$316.4	$167.2

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2004.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Clarion Global Real Estate Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.38	$14.04	$18.08	$14.13	$12.47	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15	0.29	0.26	0.25	0.28	0.33
Net Realized/Unrealized Gain (Loss) on Investments	0.05	(5.51)	(2.64)	4.80	1.40	2.64

Total from Investment Operations	0.20	(5.22)	(2.38)	5.05	1.68	2.97

Less Distributions
Dividends from Net Investment Income	(0.26)	(0.22)	(0.17)	(0.18)	—	(0.22)
Distributions from Net Realized Capital Gains	—	(1.22)	(1.49)	(0.92)	(0.02)	(0.28)

Total Distributions	(0.26)	(1.44)	(1.66)	(1.10)	(0.02)	(0.50)

Net Asset Value, End of Period	$7.32	$7.38	$14.04	$18.08	$14.13	$12.47

Total Return	3.23%	(41.68)%	(14.86)%	37.62%	13.45%	29.69%
Ratio of Expenses to Average Net Assets After Reimbursement	0.86%*	0.81%	0.76%	0.82%	0.84%	0.91%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.88%*	0.83%	0.80%	0.85%	0.84%	0.91%*
Ratio of Net Investment Income to Average Net Assets	4.67%*	2.62%	1.54%	1.55%	2.14%	4.19%*
Portfolio Turnover Rate	31.3%	146.2%	110.0%	73.0%	13.5%	52.3%
Net Assets, End of Period (in millions)	$32.8	$34.7	$72.7	$119.2	$51.3	$20.9

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2004.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Clarion Global Real Estate Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$194,127,035	$194,127,035

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with ING Clarion Real Estate Securities, LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$2,590,947	0.70%	First $200 Million

	0.65%	$200 Million to $750 Million

	0.55%	Over $750 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	72,177,666	13,306,541	3,423,207	(5,452,566)	11,277,182	83,454,848
12/31/2008	50,556,453	27,654,913	5,746,977	(11,780,677)	21,621,213	72,177,666

Class B

6/30/2009	37,897,348	5,381,740	1,597,749	(2,944,300)	4,035,189	41,932,537
12/31/2008	34,595,270	8,140,621	3,566,023	(8,404,566)	3,302,078	37,897,348

Class E

6/30/2009	4,706,373	346,634	183,882	(755,679)	(225,163)	4,481,210
12/31/2008	5,179,996	745,349	503,532	(1,722,504)	(473,623)	4,706,373

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$329,680,778	$—	$248,895,959

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,263,526,480	$33,942,628	$(282,671,193)	$(248,728,565)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$62,595,585	$59,795,913	$4,223,932	$64,019,845

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$20,609,620	$63,893,215	$107,776,773	$67,179,153	$128,386,393	$131,072,368

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$33,170,940	$—	$(530,219,183)	$(194,127,035)	$(691,175,278)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

Dreman Small Cap Value Portfolio	For the period ended 6/30/09
Managed by Dreman Value Management, LLC

Portfolio Manager Commentary

Performance

During the six-month period ended June 30th, 2009, the Portfolio had a return of 1.87% and 1.74% for Class A and B Shares, respectively, versus (5.17)% for its benchmark, the Russell 2000® Value Index.

Market Environment/Conditions

The beginning of the year seems so long ago as investors have endured a wild and exhausting ride. The ups and downs have been intense with continued government bailouts of banks, financial institutions, and automotive companies, a large market sell off, capital raises by the large financial institutions to repay TARP (Troubled Asset Relief Program), the bankruptcy of two American icons (GM and Chrysler), increasing unemployment, a weakening dollar, and a huge recovery rally in stocks.

As the year started, all eyes were watching the changing of the guard from President George W. Bush to President Barack Obama. The first hundred days of the new presidency had tremendous economic and market impact. President Obama and Congress passed massive stimulus packages and continued the bailouts. In spite of the stimulus the markets continued to bleed. The decline quickened with dismal economic news as forecasts of 10%+ unemployment, the death of the American consumer, and fear of a financial system collapse swirled across the national newspapers. The market finally capitulated, for the time being, around March 9th, as valuations of stocks priced in not only a recession but arguably a depression. A little over three months into 2009 the Russell 2000® Value Index was down an astounding 35%, more than it was for all of 2008! As February ended and March began, the market looked as cheap as it has been in at least a decade. With the market’s attractive relative valuation coupled with economic factors declining at a slower pace, stocks started an amazing recovery rally that saw the previously believed insurmountable losses for the year erased. In fact, by the end of June although the Russell 2000® Value Index was still down over 5%, the S&P 500®, a broader market index, was up 3.16%.

Portfolio Review/Current Positioning

With the start of 2009 the Portfolio remained defensive with over weight positions in consumer staples, health care, and materials. However, as the market plummeted into chaos through March 9th we found opportunity for the Portfolio. By the end of March we had lowered our weight in consumer staples and went to an overweight in consumer discretionary. In addition we added to energy, industrials, and technology throughout the first half of 2009.

For the first six months of 2009, the Portfolio’s alpha was generated through both sector allocation and stock selection. From a sector standpoint, Consumer Discretionary, Energy, Financials, Health Care, Industrials, Materials and Utilities all contributed to performance. Information Technology, Consumer Staples and Telecommunication Services detracted from performance.

The financial sector posted the worst performance for the first six months of the year as investors remained concerned over government bailouts and rising loan charge-offs at the banks. Nevertheless, our substantial underweight coupled with stock selection added to the Portfolio’s return. Our best performing stock in this sector was Legg Mason, an asset management company, which was up over 84%. We purchased this stock in March as it cratered due to concerns over asset flows and deteriorating operating margins. Our analysis showed that this was already priced into the stock as it traded at 80% of book value and 7 times earnings. Another top performer for the Portfolio in this sector was Waddell & Reed Financial, an investment management and underwriting company, which was up over 70%. On the bank front we avoided many disasters due to our significant underweight in this industry. Surprisingly, two of our bank stocks posted slightly positive gains, TCF Financial and Prosperity Bancshares. Our other banks did not fare as well. Associated Bancorp and MB Financial fell 38% and 63%, respectively, as poor loan quality forced the banks into boosting reserves. After considerable analysis we sold out of MB Financial due to our belief that their commercial real estate loans could continue to pressure earnings. Overall, we remain underweight this sector as loan losses continue to rise.

As the markets started to rebound in March, the information technology sector soared. This sector was the leading performer for the Russell 2000® Value Index, posting an average gain of over 25%. Our slight underweight and stock selection hurt performance for the first half. However, many of our stocks performed well. CommScope, a manufacturer of network connectivity solutions, was up over 68% as the company posted better than expected earnings. Plantronics, a manufacturer of telecommunication equipment, was up 44% as their business stabilized and new opportunities in Bluetooth technology developed. Our stock selection in the IT Services industry did not fare as well. DST Systems and CACI were down 2% and 5%, respectively, through June. DST Systems, a provider of processed information and software services, was down as the company missed earnings and revenue expectations. The stock remains in the Portfolio as it trades near its historical lows in terms of valuation. CACI, an information systems and high technology services firm, was down as investors were concerned over revenue growth and earnings. CACI remains in the Portfolio as the company was awarded several new contract wins and in addition, delivered a positive earnings surprise. We have a slight underweight in this sector as valuations have significantly expanded from the troughs we experienced at the beginning of the year.

Consumer discretionary stocks were the second best performing group through June posting nearly a 20% gain. Our stock selection helped the Portfolio as we added several key stocks into the Portfolio when the market crumbled in January and February based on fears over the consumer. Key additions include well known brands like Dick’s Sporting Goods, RadioShack, and Brinker International, owner/operator of Chile’s Bar and Grill, Romano’s Macaroni Grill, On The Border Mexican Grill, and Maggiano’s Little Italy restaurants. Dick’s Sporting Goods was up over 40% from our cost as it remains the consolidator in a fragmented industry with a strong balance sheet. The stock fell sharply from a high of $36 in 2007 to its low of $9.61 in November of 2008 giving us an opportunity to pick up this forgotten gem at valuation levels not seen since 2003. RadioShack, the well known consumer electronics store, was picked up under $10 a share as concerns over store closings, and revenue growth weighed on

1

Dreman Small Cap Value Portfolio	For the period ended 6/30/09
Managed by Dreman Value Management, LLC

Portfolio Manager Commentary (continued)

investors minds. The stock rocketed up over 40% as the company posted strong earnings for the first quarter of 2009. Brinker International was up over 50% as the company posted strong earnings, forcing Wall Street analysts to revise upwards their growth expectations for the company. These three stocks highlight our investment philosophy. Each of these companies was harshly punished by investor’s fear that the consumer was dead. The stocks were trading near or at trough valuation levels. Earnings expectations called for significant declines in earnings growth over the coming quarters. However, as we analyzed the fundamentals, it appeared as though expectations had become too pessimistic and we took the opportunity to build positions in these stocks. We have recently pared back our holdings in this sector given the magnitude of the recovery rally we have experienced. In addition, valuation levels have risen to a point where, in our opinion, some of these stocks look expensive. We are now slightly underweight this sector.

Other areas of note for the first half include the Materials sector where our stock selection helped provide alpha for the Portfolio. Key stocks included IAMGOLD, a gold miner, up 65% and Reliance Steel, a metal processor, up over 90%. The Industrial Sector was another sector in which stock selection helped the Portfolio. One key addition was Joy Global, a leading manufacturer of coal mining equipment which jumped 58% on increased demand for their products. General Cable, a provider of aluminum and copper wires for the distribution of electricity, was up over 110% as copper prices recovered. We remain overweight both the Materials and Industrial sectors.

As noted above, there is no shortage of events to discuss and analyze. One could easily argue fairly successfully both a bear and a bull case for the markets. Regardless of the market and economic conditions, one thing that is certain is our unwavering philosophy and process for picking stocks. Dreman Value Management has traditionally taken advantage of volatile periods by adding or increasing positions when waves of selling drive individual companies or sectors well below their intrinsic value. The Portfolio’s superior alpha over time has been built by taking advantage of such opportunities as they present themselves.

David Dreman, E. Clifton Hoover Jr., Mark Roach

Portfolio Managers

Dreman Value Management, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Central European Distribution Corp.	1.33%
Waddell & Reed Financial, Inc.—Class A	1.28%
EMCOR Group, Inc.	1.22%
International Speedway Corp.—Class A	1.19%
LifePoint Hospitals, Inc.	1.13%
IDACORP, Inc.	1.13%
PAN American Silver Corp.	1.12%
Del Monte Foods Co.	1.12%
Healthspring, Inc.	1.12%
Inverness Medical Innovations, Inc.	1.12%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Dreman Small Cap Value Portfolio	For the period ended 6/30/09
Managed by Dreman Value Management, LLC

Portfolio Manager Commentary (continued)

Dreman Small Cap Value Portfolio managed by

Dreman Value Management, LLC vs. Russell 2000® Value Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[3]
—	Dreman Small Cap Value Portfolio—Class A	1.87%	-21.82%	-5.80%	1.51%
	Class B	1.74%	-22.00%	—	-20.38%
- -	Russell 2000® Value Index[1]	-5.17%	-25.24%	-12.07%	-3.47%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividend and capital gains distributions.

3Inception of Class A shares is 05/02/2005. Inception of Class B shares is 4/28/2008. Index returns are based on an inception date of 05/02/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Dreman Small Cap Value Portfolio

Class A
Actual	0.89%	$1,000.00	$1,018.70	$4.45
Hypothetical	0.89%	1,000.00	1,020.38	4.46

Class B
Actual	1.14%	$1,000.00	$1,017.40	$5.70
Hypothetical	1.14%	1,000.00	1,019.14	5.71

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.2%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.(a)	54,060	$1,607,204
Esterline Technologies Corp.*	62,250	1,685,107

		3,292,311

Beverages - 1.3%
Central European Distribution Corp.*(a)	85,100	2,261,107

Capital Markets - 3.4%
Legg Mason, Inc.	71,200	1,735,856
Raymond James Financial, Inc.	105,200	1,810,492
Waddell & Reed Financial, Inc. - Class A	82,190	2,167,350

		5,713,698

Chemicals - 2.0%
RPM International, Inc.	123,600	1,735,344
Scotts Miracle-Gro Co. (The) - Class A(a)	48,500	1,699,925

		3,435,269

Commercial & Professional Services - 1.1%
Brink’s Co. (The)	62,500	1,814,375

Commercial Banks - 5.6%
Associated Banc-Corp.(a)	122,375	1,529,688
Bank of Hawaii Corp.	46,500	1,666,095
FirstMerit Corp.	98,744	1,676,673
Prosperity Bancshares, Inc.	61,250	1,827,087
TCF Financial Corp.(a)	121,500	1,624,455
Zions Bancorporation	103,800	1,199,928

		9,523,926

Communications Equipment - 2.2%
CommScope, Inc.*(a)	69,795	1,832,817
Plantronics, Inc.	98,975	1,871,617

		3,704,434

Construction & Engineering - 1.2%
EMCOR Group, Inc.*	102,770	2,067,732

Diversified Consumer Services - 0.9%
Regis Corp.	91,110	1,586,225

Diversified Financial Services - 1.1%
Financial Federal Corp.(a)	87,760	1,803,468

Diversified Telecommunication Services - 1.5%
Alaska Communications Systems Group, Inc.(a)	164,370	1,203,188
Iowa Telecommunications Services, Inc.(a)	108,140	1,352,832

		2,556,020

Electric Utilities - 3.0%
Allete, Inc.	46,500	1,336,875
IDACORP, Inc.	73,445	1,919,852
NV Energy, Inc.	165,000	1,780,350

		5,037,077

Security Description	Shares	Value

Electrical Equipment - 3.0%
Baldor Electric Co.(a)	70,550	$1,678,385
General Cable Corp.*	45,540	1,711,393
Regal-Beloit Corp.(a)	43,670	1,734,572

		5,124,350

Electronic Equipment, Instruments & Components - 3.0%
Anixter International, Inc.*(a)	46,510	1,748,311
Jabil Circuit, Inc.	247,200	1,834,224
Park Electrochemical Corp.	72,308	1,556,791

		5,139,326

Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc.*(a)	69,225	1,724,395
Bristow Group, Inc.*(a)	61,500	1,822,245
Oil States International, Inc.*	77,200	1,869,012
Superior Energy Services, Inc.*	91,905	1,587,199

		7,002,851

Food & Staples Retailing - 1.8%
Nash Finch Co.	52,670	1,425,250
Ruddick Corp.(a)	67,515	1,581,877

		3,007,127

Food Products - 3.0%
Corn Products International, Inc.	59,000	1,580,610
Del Monte Foods Co.	203,185	1,905,876
Ralcorp Holdings, Inc.*	26,510	1,614,989

		5,101,475

Health Care Equipment & Supplies - 2.2%
Inverness Medical Innovations, Inc.*(a)	53,400	1,899,972
Teleflex, Inc.	42,000	1,882,860

		3,782,832

Health Care Providers & Services - 6.0%
Amedisys, Inc.*(a)	55,275	1,825,181
Amsurg Corp.*	84,396	1,809,450
Healthspring, Inc.*	175,340	1,904,192
LifePoint Hospitals, Inc.*(a)	73,190	1,921,237
MEDNAX, Inc.*(a)	44,800	1,887,424
Owens & Minor, Inc.	20,125	881,878

		10,229,362

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	92,700	1,578,681
International Speedway Corp. - Class A	78,730	2,016,275

		3,594,956

Household Durables - 1.0%
Helen of Troy, Ltd.*	96,000	1,611,840

Insurance - 6.9%
Allied World Assurance Holdings, Ltd.	41,975	1,713,839
Argo Group International Holdings, Ltd.*	53,341	1,505,283
Aspen Insurance Holdings, Ltd.	72,200	1,612,948

See accompanying notes to financial statements

5

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Insurance - continued
Endurance Specialty Holdings, Ltd.	57,350	$1,680,355
Hanover Insurance Group, Inc. (The)	43,650	1,663,502
IPC Holdings, Ltd.	4,303	117,644
Platinum Underwriters Holdings, Ltd.	46,380	1,326,004
Safety Insurance Group, Inc.	49,140	1,501,718
StanCorp Financial Group, Inc.	3,100	88,908
United Fire & Casualty Co.	29,400	504,210

		11,714,411

IT Services - 2.0%
CACI International, Inc. - Class A*	39,200	1,674,232
DST Systems, Inc.*	44,800	1,655,360

		3,329,592

Life Sciences Tools & Services - 2.1%
Mettler-Toledo International, Inc.*	22,300	1,720,445
PerkinElmer, Inc.	103,800	1,806,120

		3,526,565

Machinery - 4.1%
Barnes Group, Inc.(a)	134,880	1,603,723
Gardner Denver, Inc.*	73,400	1,847,478
Joy Global, Inc.	45,750	1,634,190
Kennametal, Inc.	94,030	1,803,496

		6,888,887

Media - 1.0%
Dreamworks Animation SKG, Inc. - Class A*	62,075	1,712,649

Metals & Mining - 3.0%
Iamgold Corp.	157,230	1,591,168
PAN American Silver Corp.*	103,980	1,905,953
Reliance Steel & Aluminum Co.	42,500	1,631,575

		5,128,696

Multi-Utilities - 2.7%
Integrys Energy Group, Inc.(a)	36,490	1,094,335
TECO Energy, Inc.(a)	148,075	1,766,535
Vectren Corp.	74,855	1,753,853

		4,614,723

Oil, Gas & Consumable Fuels - 4.4%
Arch Coal, Inc.(a)	92,900	1,427,873
Contango Oil & Gas Co.*	29,711	1,262,420
Forest Oil Corp.*(a)	108,100	1,612,852
St. Mary Land & Exploration Co.(a)	87,280	1,821,534
Whiting Petroleum Corp.*(a)	39,500	1,388,820

		7,513,499

Professional Services - 0.9%
Kelly Services, Inc.	144,560	1,582,932

Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.(a)	44,375	1,588,181
Anworth Mortgage Asset Corp.	256,000	1,845,760
Hospitality Properties Trust(a)	147,725	1,756,451

		5,190,392

Security Description	Shares/Par Amount	Value

Road & Rail - 1.9%
Genesee & Wyoming, Inc. - Class A*	59,000	$1,564,090
Ryder System, Inc.	58,725	1,639,602

		3,203,692

Semiconductors & Semiconductor Equipment - 1.0%
Microsemi Corp.*	126,400	1,744,320

Software - 2.0%
Jack Henry & Associates, Inc.	81,240	1,685,730
Sybase, Inc.*(a)	55,710	1,745,951

		3,431,681

Specialty Retail - 2.9%
Dick’s Sporting Goods, Inc.*(a)	76,200	1,310,640
Men’s Wearhouse, Inc. (The)(a)	89,760	1,721,597
RadioShack Corp.	134,637	1,879,532

		4,911,769

Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc.*(a)	107,950	1,620,330
Wolverine World Wide, Inc.	74,700	1,647,882

		3,268,212

Thrifts & Mortgage Finance - 1.0%
Washington Federal, Inc.	132,525	1,722,825

Tobacco - 1.7%
Universal Corp.(a)	47,600	1,576,036
Vector Group, Ltd.(a)	91,524	1,307,878

		2,883,914

Trading Companies & Distributors - 1.1%
GATX Corp.(a)	71,205	1,831,393

Total Common Stocks (Cost $168,464,136)		161,589,913

Short-Term Investments - 19.3%
Mutual Funds - 14.6%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	24,802,889	24,802,889

Repurchase Agreement - 4.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $8,019,002 on 07/01/09 collateralized by $8,140,000 FHLB at 0.900% due 04/08/10 with a value of $8,180,700.	$8,019,000	8,019,000

Total Short-Term Investments (Cost $32,821,889)		32,821,889

TOTAL INVESTMENTS - 114.5% (Cost $201,286,025)		194,411,802

Other Assets and Liabilities (net) - (14.5)%		(24,593,086)

NET ASSETS - 100.0%		$169,818,716

See accompanying notes to financial statements

6

Met Investors Series Trust

Dreman Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

See accompanying notes to financial statements

7

Met Investors Series Trust

Dreman Small Cap Value Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,292,311	$—	$—	$3,292,311
Beverages	2,261,107	—	—	2,261,107
Capital Markets	5,713,698	—	—	5,713,698
Chemicals	3,435,269	—	—	3,435,269
Commercial & Professional Services	1,814,375	—	—	1,814,375
Commercial Banks	9,523,926	—	—	9,523,926
Communications Equipment	3,704,434	—	—	3,704,434
Construction & Engineering	2,067,732	—	—	2,067,732
Diversified Consumer Services	1,586,225	—	—	1,586,225
Diversified Financial Services	1,803,468	—	—	1,803,468
Diversified Telecommunication Services	2,556,020	—	—	2,556,020
Electric Utilities	5,037,077	—	—	5,037,077
Electrical Equipment	5,124,350	—	—	5,124,350
Electronic Equipment, Instruments & Components	5,139,326	—	—	5,139,326
Energy Equipment & Services	7,002,851	—	—	7,002,851
Food & Staples Retailing	3,007,127	—	—	3,007,127
Food Products	5,101,475	—	—	5,101,475
Health Care Equipment & Supplies	3,782,832	—	—	3,782,832
Health Care Providers & Services	10,229,362	—	—	10,229,362
Hotels, Restaurants & Leisure	3,594,956	—	—	3,594,956
Household Durables	1,611,840	—	—	1,611,840
Insurance	11,714,411	—	—	11,714,411
IT Services	3,329,592	—	—	3,329,592
Life Sciences Tools & Services	3,526,565	—	—	3,526,565
Machinery	6,888,887	—	—	6,888,887
Media	1,712,649	—	—	1,712,649
Metals & Mining	5,128,696	—	—	5,128,696
Multi-Utilities	4,614,723	—	—	4,614,723
Oil, Gas & Consumable Fuels	7,513,499	—	—	7,513,499
Professional Services	1,582,932	—	—	1,582,932
Real Estate Investment Trusts (REITs)	5,190,392	—	—	5,190,392
Road & Rail	3,203,692	—	—	3,203,692
Semiconductors & Semiconductor Equipment	1,744,320	—	—	1,744,320
Software	3,431,681	—	—	3,431,681
Specialty Retail	4,911,769	—	—	4,911,769

See accompanying notes to financial statements

8

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Textiles, Apparel & Luxury Goods	$3,268,212	$—	$—	$3,268,212
Thrifts & Mortgage Finance	1,722,825	—	—	1,722,825
Tobacco	2,883,914	—	—	2,883,914
Trading Companies & Distributors	1,831,393	—	—	1,831,393
Total Common Stocks	161,589,913	—	—	161,589,913
Short-Term Investments
Mutual Funds	24,802,889	—	—	24,802,889
Repurchase Agreement	—	8,019,000	—	8,019,000
Total Short-Term Investments	24,802,889	8,019,000	—	32,821,889
TOTAL INVESTMENTS	$186,392,802	$8,019,000	$—	$194,411,802

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Dreman Small Cap Value Portfolio
Assets
Investments, at value (a)(b)	$186,392,802
Repurchase Agreement	8,019,000
Cash	5
Receivable for investments sold	674,202
Receivable for Trust shares sold	115,481
Dividends receivable	165,537
Interest receivable	3

Total assets	195,367,030

Liabilities
Payables for:
Investments purchased	504,037
Trust shares redeemed	94,259
Distribution and services fees—Class B	647
Collateral for securities on loan	24,802,889
Management fee	111,408
Administration fee	1,038
Custodian and accounting fees	1,289
Deferred trustee fees	3,427
Accrued expenses	29,320

Total liabilities	25,548,314

Net Assets	$169,818,716

Net Assets Represented by
Paid in surplus	$230,654,748
Accumulated net realized loss	(54,941,049)
Unrealized depreciation on investments	(6,874,223)
Undistributed net investment income	979,240

Total	$169,818,716

Net Assets
Class A	$166,430,224

Class B	3,388,492

Capital Shares Outstanding
Class A	16,838,931

Class B	343,593

Net Asset Value and Offering Price Per Share
Class A	$9.88

Class B	9.86

(a) Investments at cost, excluding repurchase agreement	$193,267,025
(b) Includes cash collateral for securities loaned of	24,802,889

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Dreman Small Cap Value Portfolio
Investment Income
Dividends (1)	$1,615,500
Interest (2)	116,862

Total investment income	1,732,362

Expenses
Management fee	635,619
Administration fees	8,167
Custodian and accounting fees	10,020
Distribution and services fees—Class B	2,166
Audit and tax services	21,305
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	8,419
Insurance	780
Other	2,303

Total expenses	715,212

Net investment income	1,017,150

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(27,166,390)
Foreign currency	220

Net realized loss on investments and foreign currency	(27,166,170)

Net change in unrealized appreciation on:
Investments	29,853,430
Foreign currency	250

Net change in unrealized appreciation on investments and foreign currency	29,853,680

Net realized and unrealized gain on investments and foreign currency	2,687,510

Net Increase in Net Assets from Operations	$3,704,660

(1) Dividend income is net of foreign withholding taxes of:	$723
(2) Interest income includes securities lending net income of:	116,463

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Dreman Small Cap Value Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,017,150	$2,452,410
Net realized loss on investments, futures contracts and foreign currency	(27,166,170)	(27,513,264)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	29,853,680	(28,980,442)

Net increase (decrease) in net assets resulting from operations	3,704,660	(54,041,296)

Distributions to Shareholders
From net investment income
Class A	(1,773,691)	(1,803,717)
Class B	(19,643)	—
From net realized gains
Class A	—	(6,775,539)
Class B	—	—

Net decrease in net assets resulting from distributions	(1,793,334)	(8,579,256)

Capital Share Transactions
Proceeds from shares sold
Class A	21,804,972	66,519,605
Class B	2,459,577	1,113,178
Net asset value of shares issued through dividend reinvestment
Class A	1,773,691	8,579,256
Class B	19,643	—
Cost of shares repurchased
Class A	(33,321,942)	(63,248,091)
Class B	(144,378)	(185,186)

Net increase (decrease) in net assets from capital share transactions	(7,408,437)	12,778,762

Net Decrease in Net Assets	(5,497,111)	(49,841,790)
Net assets at beginning of period	175,315,827	225,157,617

Net assets at end of period	$169,818,716	$175,315,827

Net assets at end of period includes undistributed net investment income	$979,240	$1,755,424

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Dreman Small Cap Value Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007		2006	2005(b)
Net Asset Value, Beginning of Period	$9.80	$13.57	$13.77		$11.20	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.06	0.14	0.12		0.13	0.07
Net Realized/Unrealized Gain (Loss) on Investments	0.11	(3.44)	(0.25)		2.57	1.30

Total from Investment Operations	0.17	(3.30)	(0.13)		2.70	1.37

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.10)	—		(0.06)	(0.05)
Distributions from Net Realized Capital Gains	—	(0.37)	(0.07)		(0.07)	(0.12)

Total Distributions	(0.09)	(0.47)	(0.07)		(0.13)	(0.17)

Net Asset Value, End of Period	$9.88	$9.80	$13.57		$13.77	$11.20

Total Return	1.87%	(25.22)%	(0.97)%		24.23%	13.56%
Ratio of Expenses to Average Net Assets After Reimbursement	0.89%*	0.86%	0.92%		1.10%	1.10%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.89%*	0.86%	0.95	%(c)	1.40%	3.83%*
Ratio of Net Investment Income to Average Net Assets	1.27%*	1.17%	0.89%		0.99%	0.86%*
Portfolio Turnover Rate	36.5%	73.6%	69.6%		62.0%	55.0%
Net Assets, End of Period (in millions)	$166.4	$174.5	$225.2		$83.6	$5.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Period Ended December 31, 2008(d)
Net Asset Value, Beginning of Period	$9.79	$13.02

Income (Loss) from Investment Operations
Net Investment Income(a)	0.05	0.11
Net Realized/Unrealized Gain (Loss) on Investments	0.11	(3.34)

Total from Investment Operations	0.16	(3.23)

Less Distributions
Dividends from Net Investment Income	(0.09)	—
Distributions from Net Realized Capital Gains	—	—

Total Distributions	(0.09)	—

Net Asset Value, End of Period	$9.86	$9.79

Total Return	1.74%	(24.81)%
Ratio of Expenses to Average Net Assets After Reimbursement	1.14%*	1.16%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.14%*	1.16%*
Ratio of Net Investment Income to Average Net Assets	1.08%*	1.50%*
Portfolio Turnover Rate	36.5%	73.6%
Net Assets, End of Period (in millions)	$3.4	$0.8

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Excludes effect of deferred expense reimbursement.
(d)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Dreman Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$21,858,551	$21,858,551

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Dreman Value Management, LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$635,619	0.800%	First $100 Million

	0.775%	$100 Million to $500 Million

	0.750%	$500 Million to $1 Billion

	0.725%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B

1.10%	1.35%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	17,801,446	2,419,377	197,076	(3,578,968)	(962,515)	16,838,931

12/31/2008	16,587,405	5,538,196	655,405	(4,979,560)	1,214,041	17,801,446

Class B

6/30/2009	84,037	272,528	2,188	(15,160)	259,556	343,593

04/28/2008-12/31/2008	—	99,657	—	(15,620)	84,037	84,037

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$56,009,551	$—	$64,996,433

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$201,286,025	$12,530,228	$(19,404,451)	$(6,874,223)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$24,162,811	$24,802,889	$—	$24,802,889

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$6,273,503	$520,755	$2,305,753	$73,028	$8,579,256	$593,783

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$1,755,424	$—	$(42,644,230)	$(21,858,551)	$(62,747,357)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Goldman Sachs Mid Cap Value Portfolio	For the period ended 6/30/09
Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 4.88% and 4.82% for Class A and B Shares, respectively, versus 3.19% for its benchmark, the Russell Midcap® Value Index.

Market Environment/Conditions

After generating weak results to start the year, the U.S. equity markets soared in the second quarter of 2009, as equity indices jumped from March 9th lows. Driven by a renewed tolerance for risk, investors propelled the S&P 500® Index back to a modest gain for the year-to-date period ended June 30, 2009. Headlines continued to focus on the relative health of banks, as well as the effects of government stimulus.

Equity market volatility declined from record levels, but remained above normal. Economic indicators seem to indicate a deceleration in the pace of the economic slowdown. Crude oil prices appreciated and the housing market has shown some stability as existing home sales rose from April to May. The June unemployment rate was little changed at 9.5% as the four-week moving average of jobless claims declined. Consumer confidence reflected a more pessimistic view in June after improving in April and May.

Portfolio Review/Current Positioning

The Portfolio outperformed the Russell Midcap® Value Index (gross) during the six month period ended June 30, 2009. The Portfolio’s performance trends year-to-date have been consistent with the long term, historical patterns of the strategy; outperforming in weak and trading range markets, while lagging in exuberant rallies. As risk aversion receded, every sector in the Russell Midcap® Value Index snapped back from recent losses to post record gains since the first quarter of 2009. Sectors that performed the worst in the first quarter reversed course and led the rally in the second quarter—i.e., Basic Materials and REITs. Stocks with low returns on assets/equity, low earnings prospects, low dividend yields and high betas fueled the rally over the second quarter. In the Portfolio, stock selection was strong in energy, basic materials and services, while our holdings in Insurance, consumer staples and technology experienced weakness.

The second quarter of 2009 was dominated by robust returns in cyclical industries sensitive to an improved economy, such as retailers, hotel and leisure, and auto-related companies. Over the past year, the Portfolio has had limited exposure to these types of companies which, despite the recent rally, remain well below last year’s levels. Similarly we have been cautiously positioned in REITs, which also performed well for during the second quarter but still lag over a longer timeframe. At the stock level, shares of H&R Block, Inc. (1.8% of the Portfolio) declined as the macroeconomic environment has reduced the number of tax return filers. Our investment in Entergy Corp. (2.0%), a large holding, was also challenged as pricing came under pressure. Insurance company W.R. Berkley Corp. (2.0%) detracted from performance after industry pricing trends suggested a later than expected pricing cycle. Despite this near term setback, we believe the disciplined underwriter is well positioned to capitalize on the troubles of its peers in the industry. Range Resources Corp. (2.1%), a top contributor during the first quarter, was flat over the last three months and lagged the benchmark. We continue to believe that, in the long term, low-cost oil and gas producers will benefit from the constrained supply in these markets.

Our top performing investments were in companies that were in a favorable position to benefit from the prospects of an economic recovery. Our holding in CommScope, Inc. (1.0%) a technology company that provides infrastructure solutions for communication networks, recovered from trough level valuations ranking it as a top performer. Shares of Johnson Controls, Inc. (0.8%) also improved from earlier weakness, as this leading auto-parts supplier continued to increase market share and improve its competitive positioning despite difficult economic conditions. The Portfolio experienced strong results in services, largely driven by DISH Network Corp. (1.6%). This stock was a top performer due to its improved, low cost high-definition channel line-up, which drove higher subscription rates and average revenue per user growth, bolstering its share price. Shares of Weatherford International (0.9%) steadily climbed after the company bolstered its oil service positioning in attractive regional markets. We believe Weatherford is well positioned to gain during an early cycle recovery in energy fundamentals.

We continue to expect increased stock-level differentiation going forward, distinguishing higher quality companies with robust business models from those likely to remain challenged. As fundamental stock pickers, we welcome such volatility. In our view, this environment should allow businesses with competitive advantages to take market share from weaker competitors and benefit from improved pricing power. While we cannot predict the near-term direction of the ongoing recession or the broader markets, we are encouraged by recent developments such as the strengthened balance sheets of banks.

Team Managed

Andrew Braun

Sean Gallagher

Dolores Bamford, CFA

Scott Carroll, CFA

Goldman Sachs Asset Management, L.P.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The

1

Goldman Sachs Mid Cap Value Portfolio	For the period ended 6/30/09
Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary (continued)

views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
PPL Corp.	2.41%
Invesco, Ltd.	2.37%
Newfield Exploration Co.	2.20%
Range Resources Corp.	2.06%
W.R. Berkley Corp.	1.99%
Entergy Corp.	1.99%
Activision Blizzard, Inc.	1.92%
Republic Services, Inc.	1.85%
H&R Block, Inc.	1.81%
DISH Network Corp.—Class A	1.63%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Goldman Sachs Mid Cap Value Portfolio	For the period ended 6/30/09
Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary (continued)

Goldman Sachs Mid Cap Value Portfolio managed by

Goldman Sachs Asset Management, L.P. vs. Russell Midcap® Value Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
—	Goldman Sachs Mid Cap Value Portfolio—Class A	4.88%	-30.45%	-8.35%	0.70%	1.85%
	Class B	4.82%	-30.55%	-8.56%	0.47%	1.63%
- -	Russell Midcap® Value Index[1]	3.19%	-30.52%	-11.07%	-0.43%	0.66%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell Midcap® Value Index is an unmanaged measure the performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000® Index) with lower price-to-book ratios and lower forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Goldman Sachs Mid Cap Value Portfolio

Class A
Actual	0.75%	$1,000.00	$1,048.80	$3.81
Hypothetical	0.75%	1,000.00	1,021.08	3.76

Class B
Actual	1.00%	$1,000.00	$1,048.20	$5.08
Hypothetical	1.00%	1,000.00	1,019.84	5.01

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.6%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.*(a)	28,251	$2,326,752

Auto Components - 0.8%
Johnson Controls, Inc.(a)	154,087	3,346,770

Beverages - 0.8%
Coca-Cola Enterprises, Inc.	99,639	1,658,989
Molson Coors Brewing Co. - Class B	39,650	1,678,385

		3,337,374

Biotechnology - 0.4%
Biogen Idec, Inc.*	40,713	1,838,192

Building Products - 0.4%
Lennox International, Inc.(a)	47,401	1,522,046

Capital Markets - 4.0%
Invesco, Ltd.	548,262	9,770,029
Janus Capital Group, Inc.	318,340	3,629,076
Lazard, Ltd. - Class A	42,273	1,137,989
Northern Trust Corp.	30,011	1,610,991
Raymond James Financial, Inc.	31,930	549,515

		16,697,600

Chemicals - 3.4%
Airgas, Inc.	99,997	4,052,879
Celanese Corp.	135,671	3,222,186
Intrepid Potash, Inc.*(a)	159,060	4,466,405
Terra Industries, Inc.	89,129	2,158,704

		13,900,174

Commercial & Professional Services - 3.1%
Iron Mountain, Inc.*	178,106	5,120,548
Republic Services, Inc.	313,174	7,644,577

		12,765,125

Commercial Banks - 2.3%
Fifth Third Bancorp	121,570	863,147
KeyCorp	285,294	1,494,940
M&T Bank Corp.(a)	22,587	1,150,356
Regions Financial Corp.	732,340	2,958,654
SunTrust Banks, Inc.	120,610	1,984,034
Synovus Financial Corp.	319,006	953,828

		9,404,959

Communications Equipment - 1.0%
CommScope, Inc.*(a)	160,638	4,218,354

Construction Materials - 0.9%
Vulcan Materials Co.	91,723	3,953,261

Consumer Finance - 1.2%
Discover Financial Services	198,422	2,037,794
SLM Corp.*	296,124	3,041,193

		5,078,987

Security Description	Shares	Value

Diversified Consumer Services - 1.8%
H&R Block, Inc.	432,277	$7,448,133

Diversified Financial Services - 0.5%
Nasdaq OMX Group, Inc. (The)*	95,442	2,033,869

Diversified Telecommunication Services - 0.8%
Embarq Corp.	75,527	3,176,666

Electric Utilities - 9.8%
American Electric Power Co., Inc.	215,038	6,212,448
DPL, Inc.(a)	212,872	4,932,244
Edison International	196,006	6,166,349
Entergy Corp.	106,005	8,217,508
FirstEnergy Corp.	93,751	3,632,851
NV Energy, Inc.	107,170	1,156,364
PPL Corp.	302,090	9,956,886

		40,274,650

Electrical Equipment - 1.0%
Cooper Industries, Ltd. - Class A	81,643	2,535,015
Rockwell Automation, Inc.	46,227	1,484,811

		4,019,826

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A	166,233	5,259,612

Energy Equipment & Services - 3.5%
Dril-Quip, Inc.*	102,415	3,902,012
Pride International, Inc.*	101,452	2,542,387
Smith International, Inc.(a)	163,558	4,211,618
Weatherford International, Ltd.*	190,500	3,726,180

		14,382,197

Food & Staples Retailing - 0.5%
Safeway, Inc.	98,810	2,012,760

Food Products - 2.0%
Campbell Soup Co.	37,850	1,113,547
ConAgra Foods, Inc.	161,072	3,070,032
H.J. Heinz Co.	53,248	1,900,954
J.M. Smucker Co. (The)	48,746	2,371,980

		8,456,513

Gas Utilities - 0.9%
EQT Corp.	111,255	3,883,912

Health Care Equipment & Supplies - 3.0%
Becton, Dickinson & Co.	30,842	2,199,343
C.R. Bard, Inc.	26,690	1,987,071
Edwards Lifesciences Corp.*	66,347	4,513,586
Kinetic Concepts, Inc.*(a)	131,938	3,595,310

		12,295,310

Health Care Providers & Services - 1.8%
Laboratory Corporation of America Holdings*(a)	23,989	1,626,214
WellPoint, Inc.*	114,684	5,836,269

		7,462,483

See accompanying notes to financial statements

5

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Hotels, Restaurants & Leisure - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.(a)	143,410	$3,183,702

Household Durables - 3.3%
Fortune Brands, Inc.	82,056	2,850,626
M.D.C. Holdings, Inc.	32,263	971,439
Mohawk Industries, Inc.*(a)	30,346	1,082,745
Newell Rubbermaid, Inc.	203,135	2,114,635
NVR, Inc.*(a)	9,108	4,575,768
Snap-on, Inc.	66,206	1,902,761

		13,497,974

Household Products - 1.5%
Clorox Co.(a)	90,360	5,044,799
Energizer Holdings, Inc.*	18,679	975,791

		6,020,590

Insurance - 12.0%
Arch Capital Group, Ltd.*	73,217	4,289,052
Everest Reinsurance Group, Ltd.	83,136	5,950,043
Hartford Financial Services Group, Inc. (The)	119,960	1,423,925
Lincoln National Corp.	181,827	3,129,243
Marsh & McLennan Cos., Inc.	264,743	5,329,277
PartnerRe, Ltd.	36,872	2,394,836
Principal Financial Group, Inc.	155,630	2,932,069
Progressive Corp. (The)*	356,753	5,390,538
Torchmark Corp.	47,843	1,772,105
Unum Group	179,603	2,848,504
W.R. Berkley Corp.	383,041	8,223,890
Willis Group Holdings, Ltd.	165,490	4,258,058
XL Capital, Ltd. - Class A	155,270	1,779,394

		49,720,934

Internet Software & Services - 0.6%
IAC/InterActiveCorp*	152,440	2,446,662

IT Services - 0.9%
Affiliated Computer Services, Inc. - Class A*	43,036	1,911,659
Hewitt Associates, Inc. - Class A*	57,523	1,713,035

		3,624,694

Machinery - 2.3%
Cummins, Inc.	70,670	2,488,291
Eaton Corp.	90,983	4,058,752
Parker Hannifin Corp.	64,894	2,787,846

		9,334,889

Media - 2.7%
DISH Network Corp. - Class A*	413,790	6,707,536
Viacom, Inc. - Class B*	202,047	4,586,467

		11,294,003

Metals & Mining - 1.7%
Steel Dynamics, Inc.	287,771	4,238,867
Walter Energy, Inc.	83,250	3,016,980

		7,255,847

Security Description	Shares	Value

Multi-Utilities - 1.6%
CMS Energy Corp.(a)	213,393	$2,577,788
PG&E Corp.	36,403	1,399,331
Sempra Energy	26,762	1,328,198
Xcel Energy, Inc.	65,500	1,205,855

		6,511,172

Multiline Retail - 1.7%
JC Penney Co., Inc.(a)	144,524	4,149,284
Kohl’s Corp.*	69,015	2,950,391

		7,099,675

Oil, Gas & Consumable Fuels - 6.8%
Newfield Exploration Co.*	278,264	9,090,885
Noble Energy, Inc.	104,953	6,189,078
Range Resources Corp.	205,516	8,510,418
Whiting Petroleum Corp.*(a)	117,840	4,143,254

		27,933,635

Personal Products - 0.1%
Alberto-Culver Co.	15,540	395,182

Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.(a)	84,328	3,018,099
Boston Properties, Inc.(a)	86,248	4,114,030
Douglas Emmett, Inc.(a)	264,848	2,380,983
Essex Property Trust, Inc.(a)	29,882	1,859,557
Federal Realty Investment Trust(a)	39,350	2,027,312
Health Care REIT, Inc.	58,930	2,009,513
Host Hotels & Resorts, Inc.	271,192	2,275,301

		17,684,795

Road & Rail - 0.9%
Landstar System, Inc.(a)	52,348	1,879,817
Norfolk Southern Corp.	49,283	1,856,490

		3,736,307

Semiconductors & Semiconductor Equipment - 1.1%
KLA-Tencor Corp.	63,606	1,606,052
Linear Technology Corp.(a)	66,506	1,552,915
Teradyne, Inc.*(a)	215,900	1,481,074

		4,640,041

Software - 2.9%
Activision Blizzard, Inc.*	628,147	7,933,496
CA, Inc.	95,490	1,664,391
Parametric Technology Corp.*	200,690	2,346,066

		11,943,953

Specialty Retail - 2.8%
AutoZone, Inc.*(a)	9,579	1,447,483
Ross Stores, Inc.(a)	85,657	3,306,360
TJX Cos., Inc. (The)	167,550	5,271,123
Urban Outfitters, Inc.*(a)	81,440	1,699,653

		11,724,619

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc.	256,658	2,743,674

See accompanying notes to financial statements

6

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.*	970,852	$4,669,798

Total Common Stocks (Cost $426,725,775)		394,557,671

Short-Term Investments - 14.5%
Mutual Funds - 11.2%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	45,992,442	45,992,442

Repurchase Agreement - 3.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $13,665,004 on 07/01/09 collateralized by $13,520,000 FHLMC at 2.875% due 11/23/10 with a value of $13,942,500.	$13,665,000	13,665,000

Total Short-Term Investments (Cost $59,657,442)		59,657,442

TOTAL INVESTMENTS - 110.1% (Cost $486,383,217)		454,215,113

Other Assets and Liabilities (net) - (10.1)%		(41,721,181)

NET ASSETS - 100.0%		$412,493,932

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FHLMC - Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements

7

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,326,752	$—	$—	$2,326,752
Auto Components	3,346,770	—	—	3,346,770
Beverages	3,337,374	—	—	3,337,374
Biotechnology	1,838,192	—	—	1,838,192
Building Products	1,522,046	—	—	1,522,046
Capital Markets	16,697,600	—	—	16,697,600
Chemicals	13,900,174	—	—	13,900,174
Commercial & Professional Services	12,765,125	—	—	12,765,125
Commercial Banks	9,404,959	—	—	9,404,959
Communications Equipment	4,218,354	—	—	4,218,354
Construction Materials	3,953,261	—	—	3,953,261
Consumer Finance	5,078,987	—	—	5,078,987
Diversified Consumer Services	7,448,133	—	—	7,448,133
Diversified Financial Services	2,033,869	—	—	2,033,869
Diversified Telecommunication Services	3,176,666	—	—	3,176,666
Electric Utilities	40,274,650	—	—	40,274,650
Electrical Equipment	4,019,826	—	—	4,019,826
Electronic Equipment, Instruments & Components	5,259,612	—	—	5,259,612
Energy Equipment & Services	14,382,197	—	—	14,382,197
Food & Staples Retailing	2,012,760	—	—	2,012,760
Food Products	8,456,513	—	—	8,456,513
Gas Utilities	3,883,912	—	—	3,883,912
Health Care Equipment & Supplies	12,295,310	—	—	12,295,310
Health Care Providers & Services	7,462,483	—	—	7,462,483
Hotels, Restaurants & Leisure	3,183,702	—	—	3,183,702
Household Durables	13,497,974	—	—	13,497,974
Household Products	6,020,590	—	—	6,020,590
Insurance	49,720,934	—	—	49,720,934
Internet Software & Services	2,446,662	—	—	2,446,662
IT Services	3,624,694	—	—	3,624,694
Machinery	9,334,889	—	—	9,334,889
Media	11,294,003	—	—	11,294,003
Metals & Mining	7,255,847	—	—	7,255,847
Multi-Utilities	6,511,172	—	—	6,511,172
Multiline Retail	7,099,675	—	—	7,099,675

See accompanying notes to financial statements

8

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil, Gas & Consumable Fuels	$27,933,635	$—	$—	$27,933,635
Personal Products	395,182	—	—	395,182
Real Estate Investment Trusts (REITs)	17,684,795	—	—	17,684,795
Road & Rail	3,736,307	—	—	3,736,307
Semiconductors & Semiconductor Equipment	4,640,041	—	—	4,640,041
Software	11,943,953	—	—	11,943,953
Specialty Retail	11,724,619	—	—	11,724,619
Thrifts & Mortgage Finance	2,743,674	—	—	2,743,674
Wireless Telecommunication Services	4,669,798	—	—	4,669,798
Total Common Stocks	394,557,671	—	—	394,557,671
Short-Term Investments
Mutual Funds	45,992,442	—	—	45,992,442
Repurchase Agreement	—	13,665,000	—	13,665,000
Total Short-Term Investments	45,992,442	13,665,000	—	59,657,442
TOTAL INVESTMENTS	$440,550,113	$13,665,000	$—	$454,215,113

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Goldman Sachs Mid Cap Value Portfolio
Assets
Investments, at value (a)(b)	$440,550,113
Repurchase Agreement	13,665,000
Cash	9,358
Receivable for investments sold	15,507,211
Receivable for Trust shares sold	25,990
Dividends receivable	713,761
Interest receivable	4

Total assets	470,471,437

Liabilities
Payables for:
Investments purchased	11,614,620
Trust shares redeemed	19,967
Distribution and services fees—Class B	19,607
Collateral for securities on loan	45,992,442
Management fee	246,519
Administration fee	2,473
Custodian and accounting fees	29,471
Deferred trustee fee	3,427
Accrued expenses	48,979

Total liabilities	57,977,505

Net Assets	$412,493,932

Net Assets Represented by
Paid in surplus	$578,662,022
Accumulated net realized loss	(136,924,878)
Unrealized depreciation on investments	(32,168,104)
Undistributed net investment income	2,924,892

Total	$412,493,932

Net Assets
Class A	$317,938,356

Class B	94,555,576

Capital Shares Outstanding
Class A	38,619,154

Class B	11,480,774

Net Asset Value and Offering Price Per Share
Class A	$8.23

Class B	8.24

(a) Investments at cost, excluding repurchase agreement	$472,718,217
(b) Includes cash collateral for securities loaned of	45,992,442

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009

Goldman Sachs Mid Cap Value Portfolio
Investment Income
Dividends	$4,153,381
Interest (1)	188,627

Total investment income	4,342,008

Expenses
Management fee	1,325,019
Administration fees	16,268
Custodian and accounting fees	21,985
Distribution and services fees—Class B	111,504
Audit and tax services	21,301
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	19,578
Insurance	5,041
Other	3,397

Total expenses	1,550,526
Less broker commission recapture	(72,070)

Net expenses	1,478,456

Net investment income	2,863,552

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(62,823,236)

Net realized loss on investments	(62,823,236)

Net change in unrealized appreciation on:
Investments	78,322,130

Net change in unrealized appreciation on investments	78,322,130

Net realized and unrealized gain on investments	15,498,894

Net Increase in Net Assets from Operations	$18,362,446

(1) Interest income includes securities lending net income of:	$188,108

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Goldman Sachs Mid Cap Value Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,863,552	$7,282,399
Net realized loss on investments	(62,823,236)	(73,681,520)
Net change in unrealized appreciation (depreciation) on investments	78,322,130	(135,779,302)

Net increase (decrease) in net assets resulting from operations	18,362,446	(202,178,423)

Distributions to Shareholders
From net investment income
Class A	(4,893,374)	(3,729,926)
Class B	(1,211,267)	(1,209,963)
From net realized gains
Class A	—	(28,189,463)
Class B	—	(13,093,820)

Net decrease in net assets resulting from distributions	(6,104,641)	(46,223,172)

Capital Share Transactions
Proceeds from shares sold
Class A	33,144,003	79,814,056
Class B	938,176	10,724,237
Net asset value of shares issued through dividend reinvestment
Class A	4,893,374	31,919,389
Class B	1,211,267	14,303,783
Cost of shares repurchased
Class A	(8,783,244)	(41,671,191)
Class B	(7,192,765)	(49,330,322)

Net increase in net assets from capital share transactions	24,210,811	45,759,952

Net Increase (Decrease) in Net Assets	36,468,616	(202,641,643)
Net assets at beginning of period	376,025,316	578,666,959

Net assets at end of period	$412,493,932	$376,025,316

Net assets at end of period includes undistributed net investment income	$2,924,892	$6,165,981

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Goldman Sachs Mid Cap Value Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.99	$13.57	$14.43	$12.54	$11.94	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.06	0.17	0.18	0.14	0.15	0.09
Net Realized/Unrealized Gain (Loss) on Investments	0.32	(4.65)	0.39	1.86	1.38	2.01

Total from Investment Operations	0.38	(4.48)	0.57	2.00	1.53	2.10

Less Distributions
Dividends from Net Investment Income	(0.14)	(0.13)	(0.10)	—	(0.11)	(0.05)
Distributions from Net Realized Capital Gains	—	(0.97)	(1.33)	(0.11)	(0.82)	(0.11)

Total Distributions	(0.14)	(1.10)	(1.43)	(0.11)	(0.93)	(0.16)

Net Asset Value, End of Period	$8.23	$7.99	$13.57	$14.43	$12.54	$11.94

Total Return	4.88%	(35.92)%	3.37%	16.02%	12.76%	20.98%
Ratio of Expenses to Average Net Assets After Reimbursement	0.75%*	0.75%	0.75%	0.79%	0.79%	0.97%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.79%*	0.75%	0.77%	0.81%	0.79%	0.98%*
Ratio of Net investment Income to Average Net Assets	1.64%*	1.56%	1.27%	1.02%	1.15%	1.19%*
Portfolio Turnover Rate	58.5%	98.5%	83.6%	67.2%	51.4%	40.8%
Net Assets, End of Period (in millions)	$317.9	$278.9	$383.0	$277.9	$285.0	$126.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.97	$13.53	$14.40	$12.55	$11.95	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.05	0.14	0.14	0.11	0.11	0.05
Net Realized/Unrealized Gain (Loss) on Investments	0.33	(4.64)	0.39	1.85	1.39	2.04

Total from Investment Operations	0.38	(4.50)	0.53	1.96	1.50	2.09

Less Distributions
Dividends from Net Investment Income	(0.11)	(0.09)	(0.07)	—	(0.08)	(0.03)
Distributions from Net Realized Capital Gains	—	(0.97)	(1.33)	(0.11)	(0.82)	(0.11)

Total Distributions	(0.11)	(1.06)	(1.40)	(0.11)	(0.90)	(0.14)

Net Asset Value, End of Period	$8.24	$7.97	$13.53	$14.40	$12.55	$11.95

Total Return	4.82%	(36.07)%	3.10%	15.69%	12.54%	20.85%
Ratio of Expenses to Average Net Assets After Reimbursement	1.00%*	1.00%	1.00%	1.05%	1.03%	1.14%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.04%*	1.01%	1.02%	1.07%	1.03%	1.14%*
Ratio of Net Investment Income to Average Net Assets	1.37%*	1.26%	0.97%	0.83%	0.87%	0.71%*
Portfolio Turnover Rate	58.5%	98.5%	83.6%	67.2%	51.4%	40.8%
Net Assets, End of Period (in millions)	$94.6	$97.1	$195.7	$192.6	$137.1	$104.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations 05/01/2004.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$67,009,921	$67,009,921

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Goldman Sachs Asset Management, L.P. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,325,019	0.75%	First $200 Million

	0.70%	Over $200 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

During the period ended June 30, 2009 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

Goldman Sachs & Co.	$36,171

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	34,897,498	4,283,939	646,416	(1,208,699)	3,721,656	38,619,154
12/31/2008	28,220,667	7,702,793	2,574,144	(3,600,106)	6,676,831	34,897,498

Class B

6/30/2009	12,177,906	121,868	160,009	(979,009)	(697,132)	11,480,774
12/31/2008	14,463,348	877,593	1,154,462	(4,317,497)	(2,285,442)	12,177,906

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$217,768,169	$—	$204,088,433

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$486,383,217	$20,025,344	$(52,193,448)	$(32,168,104)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$44,851,638	$45,992,442	$—	$45,992,442

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$12,522,850	$13,138,912	$33,700,322	$35,193,750	$46,223,172	$48,332,662

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$6,166,117	$—	$(117,581,956)	$(67,009,921)	$(178,425,760)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

Harris Oakmark International Portfolio	For the period ended 6/30/09
Managed by Harris Associates L.P.

Portfolio Manager Commentary

Performance

For the six months ended June 30, 2009, the Portfolio had a return of 19.34%, 19.26% and 19.31% for Class A, B and E Shares, respectively, versus 7.95% for its benchmark, the MSCI EAFE® Index.

Market Environment/Conditions

Markets are still recovering from the price destruction that began during the second half of 2007. This harsh decline in equity prices was fueled by a loss of liquidity and of confidence in the credit markets, which was followed by a severe—and, we would argue, a somewhat exaggerated—downturn in the real economy. The current “bounce” in equity prices reflects both the stabilizing credit markets and the belief that we have avoided global economic Armageddon.

Worries remain about the nature of the economic recovery as well as authorities’ ability to maintain price stability. Both variables affect equity market value and valuation growth.

Fears involve the nature of the economic recovery. The severe contraction began because weak consumer spending prompted the corporate world to abruptly stop producing goods. This knee-jerk reaction was evident in trade figures as well as shipping and transport data, which dropped as if they had fallen off of a cliff. And, of course, production declines caused employment reductions that reverberated back into the economy in the form of less consumer confidence and spending. In the past, certain consumers, like those in the U.S. and the U.K., were spending more than they could sustain. The good news is that in other places, like China, Japan and most of Western Europe, consumers were not over-extended at all. In fact, the savings rate in China remains at approximately 20%. The ranks of the middle class, who have a significant amount of disposable income, are increasing around the world, and we view this as a significant positive for the economy.

Because we remain stock pickers who make investment decisions on value, the macro environment is just one of many factors we look at when analyzing a business. And, ironically, painful short-term swings in the macro-economic environment often provide us with opportunities to achieve our key objective: finding quality at low prices.

Portfolio Review/Current Positioning

At June 30, 2009, the Portfolio held 53 securities across a variety of industries. Over the past six months, positions added include Atlas Copco, Compass Group, EnCana, Koninklijke Philips Electronics, Nestle, Sodexo, and Tyco International while we removed Lloyds Banking Group from the Portfolio.

Signet Jewelers, Credit Suisse, and BNP Paribas had the most positive impact on performance during the period. Signet Jewelers, the top performer for the quarter, returned over 142% for the six-month period. Despite industry weakness, Signet has not had to rely heavily on discounts and promotions as have its peers. Though the company’s same store sales were stronger in the U.S. than in the U.K., both markets performed better than expected, off only 2.6% and 4.2%, respectively. Management continues to deliver on its cost savings plan and recognized $32 million of its estimated $100 million in total savings in its first quarter alone. Cash generation improved greatly over the past year, highlighting management’s ability to react swiftly to changing market conditions. With struggling competitors and with management’s excellent performance, we believe Signet is poised to emerge from this environment in an exceptionally strong position.

While many other investment banks are still struggling, Credit Suisse announced very strong first half results, especially in investment banking. To put this in perspective, first quarter profits were half the level of full year profits in 2006 (a peak year). Strong profits were driven by positive spreads, strong trading conditions in March, and market share gains as certain competitors are now out of business. All this was done despite taking lower risks. Net new money continued in the private banking business despite headlines of new secrecy rules. Finally, capital continued to build, making Credit Suisse one of the best capitalized banks in the world.

BNP Paribas’ stock climbed much of the first half of the year. In April the bank’s proposed deal to acquire Fortis Bank was approved by shareholders, and we believe this should be a good deal for BNP. Additionally, the firm reported strong results for its first quarter of 2009, with the investment banking division earning more in this quarter than any quarter since the beginning of the credit crisis (second quarter 2007). Fixed income revenues were three times higher than the previous record and accounted for 30% of the group’s revenues.

Television Francaise 1 (TF1), UBS and Novartis had the most negative impact on performance during the period. Television Francaise 1 (TF1) was the largest detractor for the semi-annual period. We can’t ignore that this is a challenging environment for advertising and television programming; however, we believe the market has severely over-reacted, which in turn has created a unique investment opportunity. In the short term, as the market leader and premium provider, TF1 has suffered through the advertising downturn. However, TF1 commands the dominant position in television advertising and has a leading media franchise in its market. Additionally, across the organization, dramatic shifts in management and culture have produced greater focus on margins and cash generation. The French government’s continued media regulation reform should also benefit the business. From a valuation perspective, if you deduct the value of assets unrelated to the company’s core business operations, TF1 is trading at just 5.5x trailing earnings before income taxes (“EBIT”). While we recognize the cyclical nature of TF1’s industry, we believe that the company’s current valuations constitute an unwarranted discount compared to its peers in the television and radio industries and is priced significantly below the company’s intrinsic value.

Early in the year, UBS reported its fourth quarter results that were worse than analysts’ estimates. With a quarterly loss of over 8 billion Swiss Francs, the bank said it would cut 2,700 jobs to refocus on its home market. However the report did contain some positives showing

1

Harris Oakmark International Portfolio	For the period ended 6/30/09
Managed by Harris Associates L.P.

Portfolio Manager Commentary (continued)

incremental improvements. Though outflows in the Private Bank were more than expected, the amount of outflows decreased throughout the quarter, and for January the bank showed a modest net inflow. Despite the tough revenue environment, UBS reported higher than expected operating profitability in its Private Bank, largely due to cost cutting. There were numerous one-off charges included in the report and, those aside, U.S. Wealth Management posted what we consider to be decent results for the period. A significant change in leadership occurred during the quarter when Marcus Rohner stepped down as CEO and was replaced by Oswald Gruebel. Mr. Gruebel successfully ran Credit Suisse and should be a strong force to address UBS’ numerous problems and make improvements. Lastly, the bank launched a tender offer for some of its lower tier two capital instruments that are now discounted to unprecedented price levels, and repurchasing these would position UBS to profit substantially.

Novartis’ share price fell during the first three months of the year after having performed well for the two preceding quarters. Investors likely retrieved some profits as the firm reported quarterly results that were largely as, or better than, expected. Novartis reported growth in both its pharma and generics areas. The firm is facing challenges with regard to its purchase of Alcon along with negative currency transaction issues; however we believe these difficulties are temporary and continue to see significant upside potential with this investment.

David G. Herro, CFA

Partner and Chief Investment Officer, International Equity

Robert A. Taylor, CFA

Partner, Director of International Research and Portfolio Manager

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Signet Jewelers, Ltd.	3.79%
Compagnie Financiere Richemont S.A.	3.52%
Daiwa Securities Group, Inc.	3.42%
Allianz SE	3.13%
Daimler AG	2.97%
UBS AG	2.92%
Publicis Groupe	2.91%
Adecco S.A.	2.73%
Credit Suisse Group AG	2.71%
Rohm Co., Ltd.	2.69%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Harris Oakmark International Portfolio	For the period ended 6/30/09
Managed by Harris Associates L.P.

Portfolio Manager Commentary (continued)

Harris Oakmark International Portfolio managed by

Harris Associates L.P. vs. MSCI EAFE® Index (net)1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
	Harris Oakmark International Portfolio— Class A	19.34%	-13.04%	-6.73%	3.34%	4.56%
—	Class B	19.26%	-13.22%	-6.95%	3.08%	5.39%
	Class E	19.31%	-13.18%	-6.86%	3.18%	4.70%
- -	MSCI EAFE® Index (net)[1]	7.95%	-31.35%	-7.98%	2.31%	4.63%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Harris Oakmark International Portfolio

Class A
Actual	0.86%	$1,000.00	$1,193.40	$4.68
Hypothetical	0.86%	1,000.00	1,020.53	4.31

Class B
Actual	1.11%	$1,000.00	$1,192.60	$6.03
Hypothetical	1.11%	1,000.00	1,019.29	5.56

Class E
Actual	1.01%	$1,000.00	$1,193.10	$5.49
Hypothetical	1.01%	1,000.00	1,019.79	5.06

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 97.4%
Canada - 3.6%
Canadian National Railway Co.	177,300	$7,616,808
EnCana Corp.	441,700	21,850,899
Thomson Reuters Plc(a)	864,100	24,651,070

		54,118,777

Finland - 0.4%
Kone Oyj - Class B	177,400	5,444,949

France - 10.3%
BNP Paribas(a)	458,274	29,721,149
LVMH Moet Hennessy Louis Vuitton S.A.(a)	312,200	23,881,616
Publicis Groupe(a)	1,436,400	43,829,844
Societe Television Francaise 1(a)	3,527,000	39,652,459
Sodexo	368,000	18,917,056

		156,002,124

Germany - 10.2%
Allianz SE	510,600	47,187,453
Bayerische Motoren Werke (BMW) AG(a)	767,200	28,957,359
Daimler AG(a)	1,238,500	44,784,195
SAP AG(a)	832,900	33,558,734

		154,487,741

Ireland - 3.1%
Bank of Ireland Plc*	9,838,700	23,272,368
Experian Group, Ltd.	3,066,700	22,978,468

		46,250,836

Israel - 0.2%
Orbotech, Ltd.*(a)	265,000	2,292,250

Italy - 1.9%
Bulgari S.p.A.(a)	737,000	3,970,159
Luxottica Group S.p.A.*(a)	1,198,500	24,910,778

		28,880,937

Japan - 13.6%
Canon, Inc.(a)	1,044,800	33,971,570
Daiwa Securities Group, Inc.(a)	8,730,300	51,549,133
Honda Motor Co., Ltd.(a)	343,200	9,387,950
Meitec Corp.(a)	432,800	7,431,577
OMRON Corp.(a)	2,336,000	33,556,942
Rohm Co., Ltd.	558,200	40,504,040
Toyota Motor Corp.	781,100	29,499,844

		205,901,056

Mexico - 3.7%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)	660,000	21,278,400
Grupo Televisa S.A. (ADR)(a)	1,996,400	33,938,800

		55,217,200

Security Description	Shares	Value

Netherlands - 3.7%
Akzo Nobel N.V.(a)	635,000	$27,926,284
ASML Holding N.V.(a)	474,100	10,277,114
Koninklijke (Royal) Philips Electronics N.V.(a)	981,600	18,140,076

		56,343,474

South Korea - 1.3%
Samsung Electronics Co., Ltd.	42,900	19,867,975

Spain - 2.0%
Gestevision Telecinco S.A.(a)	3,225,446	30,235,137

Sweden - 3.2%
Assa Abloy AB - Class B(a)	2,784,400	38,725,121
Atlas Copco AB	978,200	8,837,072

		47,562,193

Switzerland - 24.6%
Adecco S.A.(a)	987,300	41,218,801
Compagnie Financiere Richemont S.A.	2,550,500	53,126,928
Credit Suisse Group AG	895,700	40,877,119
Geberit AG(a)	172,200	21,217,137
Givaudan S.A.(a)	54,999	33,681,905
Kuehne & Nagel International AG(a)	326,000	25,584,045
Nestle S.A.	577,600	21,793,273
Novartis AG	878,400	35,678,193
Swatch Group AG(a)	218,500	35,125,459
Tyco International, Ltd.(a)	695,300	18,063,894
UBS AG*	3,604,447	44,087,290

		370,454,044

United Kingdom - 15.6%
British Sky Broadcasting Group Plc(a)	4,402,400	33,019,644
Compass Group Plc	2,423,200	13,652,201
Diageo Plc	2,187,500	31,408,789
G4S Plc	8,245,000	28,348,307
GlaxoSmithKline Plc	1,864,300	32,823,511
Johnston Press Plc*(a)	11,919,062	3,877,352
Schroders Plc(a)	2,601,042	35,202,601
Signet Jewelers, Ltd.	2,749,254	57,239,468

		235,571,873

Total Common Stocks (Cost $1,839,499,115)		1,468,630,566

Short-Term Investments - 21.1%
Mutual Funds - 19.2%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	289,798,757	289,798,757

See accompanying notes to financial statements

5

Met Investors Series Trust

Harris Oakmark International Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - 1.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $29,482,008 on 07/01/09 collateralized by $29,925,000 FNMA at 1.722% due 05/10/11 with a value of $30,074,625.	$29,482,000	$29,482,000

Total Short-Term Investments (Cost $319,280,757)		319,280,757

TOTAL INVESTMENTS - 118.5% (Cost $2,158,779,872)		1,787,911,323

Other Assets and Liabilities (net) - (18.5)%		(279,585,686)

NET ASSETS - 100.0%		$1,508,325,637

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

The following table summarizes the top ten sector diversification of the portfolio holdings of Harris Oakmark International Portfolio at June 30, 2009.

Ten Largest Industries as of June 30, 2009 (Unaudited)	Percent of Total Net Assets
Media	13.9%
Capital Markets	11.4%
Textiles, Apparel & Luxury Goods	9.3%
Automobiles	7.5%
Professional Services	4.7%
Semiconductors & Semiconductor Equipment	4.7%
Pharmaceuticals	4.5%
Chemicals	4.1%
Building Products	4.0%
Specialty Retail	3.8%

See accompanying notes to financial statements

6

Met Investors Series Trust

Harris Oakmark International Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Canada	$29,467,707	$24,651,070	$—	$54,118,777
Finland	—	5,444,949	—	5,444,949
France	—	156,002,124	—	156,002,124
Germany	—	154,487,741	—	154,487,741
Ireland	—	46,250,836	—	46,250,836
Israel	2,292,250	—	—	2,292,250
Italy	—	28,880,937	—	28,880,937
Japan	—	205,901,056	—	205,901,056
Mexico	55,217,200	—	—	55,217,200
Netherlands	—	56,343,474	—	56,343,474
South Korea	—	19,867,975	—	19,867,975
Spain	—	30,235,137	—	30,235,137
Sweden	—	47,562,193	—	47,562,193
Switzerland	18,063,894	352,390,150	—	370,454,044
United Kingdom	57,239,468	178,332,405	—	235,571,873
Total Common Stocks	162,280,519	1,306,350,047	—	1,468,630,566
Short-Term Investments
Mutual Funds	289,798,757	—	—	289,798,757
Repurchase Agreement	—	29,482,000	—	29,482,000
Total Short-Term Investments	289,798,757	29,482,000	—	319,280,757
TOTAL INVESTMENTS	$452,079,276	$1,335,832,047	$—	$1,787,911,323
Forward Contracts
Forward Currency Contracts	$—	$(543,691)	$—	$(543,691)

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Harris Oakmark International Portfolio
Assets
Investments, at value (a)(b)	$1,758,429,323
Repurchase Agreement	29,482,000
Cash	991
Cash denominated in foreign currencies (c)	974,367
Receivable for investments sold	13,485,389
Receivable for Trust shares sold	471,710
Dividends receivable	1,731,005
Interest receivable	8
Unrealized appreciation on forward currency contracts	1,267,599

Total assets	1,805,842,392

Liabilities
Payables for:
Investments purchased	2,843,588
Trust shares redeemed	1,245,100
Unrealized depreciation on forward currency contracts	1,811,290
Distribution and services fees—Class B	108,037
Distribution and services fees—Class E	11,348
Collateral for securities on loan	289,798,757
Management fee	976,162
Administration fee	9,474
Custodian and accounting fees	546,575
Deferred trustee fees	3,427
Accrued expenses	162,997

Total liabilities	297,516,755

Net Assets	$1,508,325,637

Net Assets Represented by
Paid in surplus	$2,325,064,660
Accumulated net realized loss	(455,587,129)
Unrealized depreciation on investments and foreign currency	(371,348,580)
Undistributed net investment income	10,196,686

Total	$1,508,325,637

NET ASSETS
Class A	$902,041,934

Class B	516,142,311

Class E	90,141,392

Capital Shares Outstanding
Class A	97,521,350

Class B	56,370,193

Class E	9,810,839

Net Asset Value and Offering Price Per Share
Class A	$9.25

Class B	9.16

Class E	9.19

(a) Investments at cost, excluding repurchase agreement	$2,129,297,872
(b) Includes cash collateral for securities loaned of	289,798,757
(c) Cost of cash denominated in foreign currencies	979,061

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Harris Oakmark International Portfolio
Investment Income
Dividends (1)	$22,719,896
Interest (2)	1,609,672

Total investment income	24,329,568

Expenses
Management fee	4,857,428
Administration fees	50,251
Custodian and accounting fees	229,858
Distribution and services fees—Class B	541,759
Distribution and services fees—Class E	58,098
Audit and tax services	10,847
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	88,313
Insurance	17,037
Other	7,262

Total expenses	5,887,286
Less management fee waiver	(29,535)

Net expenses	5,857,751

Net investment income	18,471,817

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(221,517,616)
Foreign currency	26,689,936

Net realized loss on investments and foreign currency	(194,827,680)

Net change in unrealized appreciation (depreciation) on:
Investments	424,069,831
Foreign currency	(8,878,144)

Net change in unrealized appreciation on investments and foreign currency	415,191,687

Net realized and unrealized gain on investments and foreign currency	220,364,007

Net Increase in Net Assets from Operations	$238,835,824

(1) Dividend income is net of foreign withholding taxes of:	$3,041,615
(2) Interest income includes securities lending net income of:	1,617,152

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Harris Oakmark International Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$18,471,817	$57,629,985
Net realized loss on investments, futures contracts and foreign currency	(194,827,680)	(195,010,856)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	415,191,687	(787,241,345)

Net increase (decrease) in net assets resulting from operations	238,835,824	(924,622,216)

Distributions to Shareholders
From net investment income
Class A	(67,860,377)	(24,588,124)
Class B	(41,341,914)	(10,662,017)
Class E	(7,308,464)	(2,405,114)
From net realized gains
Class A	—	(210,513,151)
Class B	—	(111,016,014)
Class E	—	(23,620,917)

Net decrease in net assets resulting from distributions	(116,510,755)	(382,805,337)

Capital Share Transactions
Proceeds from shares sold
Class A	157,285,679	295,556,962
Class B	35,128,044	69,439,982
Class E	5,613,483	10,113,911
Net asset value of shares issued through dividend reinvestment
Class A	67,860,377	235,101,275
Class B	41,341,914	121,678,031
Class E	7,308,464	26,026,031
Cost of shares repurchased
Class A	(73,324,140)	(540,397,491)
Class B	(35,560,983)	(177,292,291)
Class E	(10,886,153)	(61,271,810)

Net increase (decrease) in net assets from capital share transactions	194,766,685	(21,045,400)

Net Increase (Decrease) in Net Assets	317,091,754	(1,328,472,953)
Net assets at beginning of period	1,191,233,883	2,519,706,836

Net assets at end of period	$1,508,325,637	$1,191,233,883

Net assets at end of period includes undistributed net investment income	$10,196,686	$108,235,624

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Harris Oakmark International Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.57	$17.27	$19.03	$16.23	$14.36	$11.89

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.40	0.33	0.31	0.21	0.04
Net Realized/Unrealized Gain (Loss) on Investments	1.39	(6.46)	(0.35)	4.20	1.87	2.43

Total from Investment Operations	1.52	(6.06)	(0.02)	4.51	2.08	2.47

Less Distributions
Dividends from Net Investment Income	(0.84)	(0.28)	(0.18)	(0.49)	(0.02)	(0.00	)+
Distributions from Net Realized Capital Gains	—	(2.36)	(1.56)	(1.22)	(0.19)	—

Total Distributions	(0.84)	(2.64)	(1.74)	(1.71)	(0.21)	(0.00	)+

Net Asset Value, End of Period	$9.25	$8.57	$17.27	$19.03	$16.23	$14.36

Total Return	19.34%	(40.72)%	(0.86)%	29.20%	14.48%	20.80%
Ratio of Expenses to Average Net Assets After Reimbursement	0.86%*	0.85%	0.86%	0.97%	0.94%	1.04%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.86%*	0.85%	0.86%	0.98%	0.96%	1.03	%(b)
Ratio of Net Investment Income to Average Net Assets	3.14%*	3.18%	1.76%	1.77%	1.37%	0.32%
Portfolio Turnover Rate	22.7%	52.7%	49.6%	45.9%	11.5%	11.3%
Net Assets, End of Period (in millions)	$902.0	$676.3	$1,458.3	$1,037.0	$644.5	$276.4

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Harris Oakmark International Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.47	$17.09	$18.87	$16.11	$14.27	$11.84

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.36	0.30	0.26	0.17	0.16
Net Realized/Unrealized Gain (Loss) on Investments	1.37	(6.39)	(0.36)	4.17	1.86	2.27

Total from Investment Operations	1.49	(6.03)	(0.06)	4.43	2.03	2.43

Less Distributions
Dividends from Net Investment Income	(0.80)	(0.23)	(0.16)	(0.45)	—	—
Distributions from Net Realized Capital Gains	—	(2.36)	(1.56)	(1.22)	(0.19)	—

Total Distributions	(0.80)	(2.59)	(1.72)	(1.67)	(0.19)	—

Net Asset Value, End of Period	$9.16	$8.47	$17.09	$18.87	$16.11	$14.27

Total Return	19.26%	(40.88)%	(1.12)%	28.85%	14.24%	20.52%
Ratio of Expenses to Average Net Assets After Reimbursement	1.11%*	1.10%	1.10%	1.22%	1.19%	1.23%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.12%*	1.10%	1.10%	1.23%	1.20%	1.22	%(b)
Ratio of Net Investment Income to Average Net Assets	2.85%*	2.93%	1.60%	1.49%	1.11%	1.27%
Portfolio Turnover Rate	22.7%	52.7%	49.6%	45.9%	11.5%	11.3%
Net Assets, End of Period (in millions)	$516.1	$433.4	$862.6	$856.2	$554.3	$483.9

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Harris Oakmark International Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.50	$17.14	$18.91	$16.14	$14.30	$11.85

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.38	0.33	0.27	0.19	0.17
Net Realized/Unrealized Gain (Loss) on Investments	1.38	(6.42)	(0.37)	4.18	1.85	2.28

Total from Investment Operations	1.50	(6.04)	(0.04)	4.45	2.04	2.45

Less Distributions
Dividends from Net Investment Income	(0.81)	(0.24)	(0.17)	(0.46)	(0.01)	(0.00	)+
Distributions from Net Realized Capital Gains	—	(2.36)	(1.56)	(1.22)	(0.19)	—

Total Distributions	(0.81)	(2.60)	(1.73)	(1.68)	(0.20)	(0.00	)+

Net Asset Value, End of Period	$9.19	$8.50	$17.14	$18.91	$16.14	$14.30

Total Return	19.31%	(40.82)%	(1.00)%	28.98%	14.27%	20.69%
Ratio of Expenses to Average Net Assets After Reimbursement	1.01%*	1.00%	1.00%	1.13%	1.09%	1.14%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.02%*	1.00%	1.00%	1.13%	1.10%	1.12	%(b)
Ratio of Net Investment Income to Average Net Assets	2.89%*	3.07%	1.75%	1.54%	1.25%	1.31%
Portfolio Turnover Rate	22.7%	52.7%	49.6%	45.9%	11.5%	11.3%
Net Assets, End of Period (in millions)	$90.1	$81.5	$198.8	$221.0	$130.4	$75.5

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Harris Oakmark International Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2011		Expiring 12/31/2016	Total

$4,044,771	*	$211,525,343	$215,570,114

* The Portfolio acquired losses in the merger with Mondrian International Stock Portfolio, a series of Travelers Series Trust, on May 1, 2006, which are subject to an annual limitation of $8,141,231.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

G. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No.133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign Exchange Contracts	Unrealized appreciation on Forward Foreign Currency	$1,267,599	Unrealized depreciation on Forward Currency Contract	$(1,811,290)

Total		$1,267,599		$(1,811,290)

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133
Location	Foreign Exchange Contracts

Statement of Operations—Change in Unrealized Gain (Loss)

Foreign Currency—net	$(8,788,361)

Total	$(8,788,361)

H. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

J. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

K. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Harris Associates L.P. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$4,857,428	0.85%	First $100 Million

	0.80%	$100 Million to $1 Billion

	0.75%	Over $1 Billion

Effective January 1, 2009, the Adviser has agreed to reduce the advisory fee it charges to the Manager for managing the Portfolio. This fee change will reduce the advisory fee charged on the Portfolio’s average daily net assets in excess of $1 billion. In connection with this change in the advisory fee, the Manager has agreed, under certain circumstances, to waive a portion of the management fee chargeable to the Portfolio.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The amount waived for the period ended June 30, 2009 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	78,942,227	19,024,627	8,579,062	(9,024,566)	18,579,123	97,521,350
12/31/2008	84,463,465	22,934,252	17,337,852	(45,793,342)	(5,521,238)	78,942,227

Class B

6/30/2009	51,179,378	4,254,724	5,279,938	(4,343,847)	5,190,815	56,370,193
12/31/2008	50,482,950	5,705,608	9,060,166	(14,069,346)	696,428	51,179,378

Class E

6/30/2009	9,585,377	664,029	929,830	(1,368,397)	225,462	9,810,839
12/31/2008	11,598,308	853,760	1,932,148	(4,798,839)	(2,012,931)	9,585,377

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$375,730,363	$—	$270,885,778

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$2,158,779,872	$50,764,053	$(421,632,602)	$(370,868,549)

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$281,558,686	$289,798,757	$5,864,614	$295,663,371

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$77,794,274	$54,241,042	$305,011,063	$152,225,703	$382,805,337	$206,466,745

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$116,510,695	$—	$(840,004,673)	$(215,570,114)	$(939,064,092)

8. Forward Foreign Currency Contracts

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

3/3/2010	State Street Bank and Trust Co.	30,000,000	CHF	$27,717,389	$26,002,167	$(1,715,222)

6/4/2010	State Street Bank and Trust Co.	66,000,000	CHF	61,126,048	62,393,647	1,267,599

3/3/2010	State Street Bank and Trust Co.	2,230,000,000	JPY	23,212,781	23,116,713	(96,068)

						$(543,691)

CHF - Swiss Franc

JPY - Japanese Yen

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Market, Credit and Counterparty Risk - continued

price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

20

Janus Forty Portfolio	For the period ended 6/30/09

Managed by Janus Capital Management LLC

Portfolio Manager Commentary

Performance Overview

For the six months ended June 30, 2009, the Portfolio outperformed its benchmarks. The Portfolio had a return of 19.86%, 19.69% and 19.76% for Class A, B and E Shares, respectively, versus 11.53% and 3.16% return of the benchmarks, the Russell 1000® Growth Index and S&P 500® Index.

Market Environment/Conditions

Equity markets began 2009 sharply lower bringing some indices to multi-year lows before rebounding in April and May. The rally paused in June but not before many broad market indices moved into positive territory for the year. Mid-cap indices significantly outperformed small caps and large caps, which performed similarly. Growth-style indices posted strong gains, while value indices recorded losses for the period across the market capitalization spectrum. Commodities generally performed strongly led by copper and crude oil, although natural gas was sharply lower in the period.

Portfolio Review/Current Positioning

Strong stock selection across a number of sectors drove Portfolio outperformance during the period. Holdings within information technology, consumer staples and financials provided the largest boost to relative results. On the downside, selections within healthcare weighed on comparable returns during the period.

Starting with technology, Apple Inc. and Research In Motion were among the largest contributors to relative results. We think Apple’s elegant product line demands a premium from consumers. We believe its integration of hardware and software will help Apple gain market share in its product offerings, from laptops and desktops to mobile devices. Meanwhile, Research In Motion remained a top contributor despite losing ground late in the period. We believe the leading supplier of smart phones will gain share in a growing market. We believe it offers a compelling cost benefit to wireless carriers while giving consumers attractive phones and applications.

Anheuser-Busch InBev (ABI) was another top contributor. The world’s largest beer company is the dominant brewer in the U.S. and Brazil, two of the largest beer markets. We think the beer industry is a great industry with consolidation and rational pricing. ABI is growing its market share and cutting costs in an attempt to improve its returns on capital.

Two biotechnology names, Celgene Corp. and Gilead Sciences Inc., topped the list of detractors during the period. We think Celgene will benefit from its cancer fighting drug Revlimid, which is still early in its launch cycle. Given this, we like its growth profile and think it could maintain pricing power, even in an environment of more aggressive healthcare reform. We believe Gilead similarly has a strong differentiated drug franchise with its HIV fighting drug Truvada, which had no alternatives or substitutes through the end of June. We also think the market for this drug is large and growing given indications of increased effectiveness when used earlier in treatment. In addition, Truvada has a long treatment cycle and we like Gilead’s growth prospects.

Markets and economies had stabilized somewhat through the end of June. Markets were no longer discounting a collapse in the financial system at period end. We continue to look for stock specific results to drive performance. We are positioning the Portfolio in companies that we think have taken advantage of the recent dislocation and that can improve their competitive positions.

Ron Sachs, CFA

Portfolio Manager

Janus Capital Management LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Apple, Inc.	9.70%
Research In Motion, Ltd.	8.29%
Celgene Corp.	8.22%
Gilead Sciences, Inc.	6.43%
CVS Caremark Corp.	6.30%
Oracle Corp.	5.32%
ABB, Ltd.	4.02%
Anheuser-Busch InBev N.V.	3.86%
Cisco Systems, Inc.	3.78%
JPMorgan Chase & Co.	3.33%

1

Janus Forty Portfolio	For the period ended 6/30/09

Managed by Janus Capital Management LLC

Portfolio Manager Commentary (continued)

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Janus Forty Portfolio	For the period ended 6/30/09

Managed by Janus Capital Management LLC

Portfolio Manager Commentary (continued)

Janus Forty Portfolio managed by Janus Capital Management LLC vs.
Russell 1000® Growth Index1 and
S&P 500® Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[4]
—	Janus Forty Portfolio— Class A	19.86%	-31.72%	0.63%	4.78%	-0.55%	—
	Class B	19.69%	-31.90%	—	—	—	-7.27%
	Class E	19.76%	-31.83%	—	—	—	-7.17%
—	Russell 1000® Growth Index[1]	11.53%	-24.50%	-5.45%	-1.83%	-4.18%	—
- -	S&P 500® Index[2]	3.16%	-26.21%	-8.22%	-2.24%	-2.22%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000® Growth Index is an unmanaged measure the performance of the largest capitalized U.S. companies, with the Russell 1000® companies, that have higher price-to-book ratios and higher forecasted growth values.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4Inception of Class A shares is 03/19/1982. Inception of Class B and Class E shares is 04/28/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Janus Forty Portfolio

Class A
Actual	0.68%	$1,000.00	$1,198.60	$3.71
Hypothetical	0.68%	1,000.00	1,021.42	3.41

Class B
Actual	0.94%	$1,000.00	$1,196.90	$5.12
Hypothetical	0.94%	1,000.00	1,020.13	4.71

Class E
Actual	0.84%	$1,000.00	$1,197.60	$4.58
Hypothetical	0.84%	1,000.00	1,020.63	4.21

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Janus Forty Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.6%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	347,525	$25,379,751

Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B(a)	344,480	17,220,555

Beverages - 3.9%
Anheuser-Busch InBev N.V.(a)	1,413,122	51,127,614

Biotechnology - 15.4%
Celgene Corp.*(a)	2,275,877	108,877,956
Gilead Sciences, Inc.*	1,820,290	85,262,383
Vertex Pharmaceuticals, Inc.*(a)	291,825	10,400,643

		204,540,982

Capital Markets - 2.4%
Goldman Sachs Group, Inc. (The)	217,465	32,063,040

Chemicals - 3.2%
Israel Chemicals, Ltd.	660,605	6,483,316
Monsanto Co.	481,775	35,815,154
Syngenta AG	1	232

		42,298,702

Communications Equipment - 12.1%
Cisco Systems, Inc.*	2,688,865	50,120,444
Research In Motion, Ltd.*	1,545,785	109,828,024

		159,948,468

Computers & Peripherals - 9.7%
Apple, Inc.*	902,152	128,493,509

Diversified Financial Services - 5.6%
CME Group, Inc.	97,785	30,421,891
JPMorgan Chase & Co.	1,295,215	44,179,784

		74,601,675

Diversified Telecommunication Services - 1.0%
Time Warner Telecom, Inc. - Class A*(a)	1,232,655	12,659,367

Electrical Equipment & Services - 4.0%
ABB, Ltd.*	3,386,837	53,295,776

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	840,805	13,503,328

Food & Staples Retailing - 6.3%
CVS Caremark Corp.	2,620,505	83,515,494

Food Products - 1.1%
Bunge, Ltd.(a)	234,230	14,112,358

Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	203,835	23,669,320

Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	713,740	17,829,225

Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.*(a)	675,505	5,741,793

Security Description	Shares/Par Amount	Value

Household Products - 2.1%
Colgate-Palmolive Co.(a)	190,250	$13,458,285
Reckitt Benckiser Group Plc	300,120	13,675,192

		27,133,477

Insurance - 1.6%
ACE, Ltd.	485,605	21,478,309

Internet Software & Services - 3.2%
Google, Inc. - Class A*(a)	101,900	42,960,021

Media - 1.3%
News Corp. - Class A(a)	1,935,695	17,634,181

Metals & Mining - 1.8%
Vale S.A. (ADR)(a)	1,326,965	23,394,393

Multiline Retail - 0.7%
Kohl’s Corp.*(a)	227,710	9,734,603

Oil, Gas & Consumable Fuels - 1.9%
Petroleo Brasileiro S.A. (ADR)	615,560	25,225,649

Pharmaceuticals - 1.3%
Roche Holdings AG	123,746	16,830,842

Software - 6.3%
Electronic Arts, Inc.*(a)	617,210	13,405,801
Oracle Corp.(a)	3,292,445	70,524,172

		83,929,973

Wireless Telecommunication Services - 2.0%
America Movil S.A.B. de C.V. (ADR)	221,995	8,595,646
Crown Castle International Corp.*(a)	722,075	17,344,242

		25,939,888

Total Common Stocks (Cost $1,211,406,487)		1,254,262,293

Short-Term Investments - 15.1%
Mutual Funds - 9.7%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	128,206,494	128,206,494

Repurchase Agreements - 5.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $8,847,411 on 07/01/09 collateralized by $8,385,000 FNMA at 6.250% due 02/01/11 with a value of $9,024,356.	$8,847,408	8,847,408

See accompanying notes to financial statements

5

Met Investors Series Trust

Janus Forty Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreements - continued
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $62,622,609 on 07/01/09 collateralized by $61,940,000 FHLMC at 2.875% due 11/23/10 with a value of $63,875,625.	$62,622,592	$62,622,592

Total Short-Term Investments (Cost $199,676,494)		199,676,494

TOTAL INVESTMENTS - 109.7% (Cost $1,411,082,981)		1,453,938,787

Other Assets and Liabilities (net) - (9.7)%		(128,729,484)

NET ASSETS - 100.0%		$1,325,209,303

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Janus Forty Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$25,379,751	$—	$—	$25,379,751
Air Freight & Logistics	17,220,555	—	—	17,220,555
Beverages	—	51,127,614	—	51,127,614
Biotechnology	204,540,982	—	—	204,540,982
Capital Markets	32,063,040	—	—	32,063,040
Chemicals	35,815,154	6,483,548	—	42,298,702
Communications Equipment	159,948,468	—	—	159,948,468
Computers & Peripherals	128,493,509	—	—	128,493,509
Diversified Financial Services	74,601,675	—	—	74,601,675
Diversified Telecommunication Services	12,659,367	—	—	12,659,367
Electronic Equipment, Instruments & Components	13,503,328	—	—	13,503,328
Electronic Equipment & Services	—	53,295,776	—	53,295,776
Food & Staples Retailing	83,515,494	—	—	83,515,494
Food Products	14,112,358	—	—	14,112,358
Health Care Equipment & Supplies	23,669,320	—	—	23,669,320
Health Care Providers & Services	17,829,225	—	—	17,829,225
Hotels, Restaurants & Leisure	5,741,793	—	—	5,741,793
Household Products	13,458,285	13,675,192	—	27,133,477
Insurance	21,478,309	—	—	21,478,309
Internet Software & Services	42,960,021	—	—	42,960,021
Media	17,634,181	—	—	17,634,181
Metals & Mining	23,394,393	—	—	23,394,393
Multiline Retail	9,734,603	—	—	9,734,603
Oil, Gas & Consumable Fuels	25,225,649	—	—	25,225,649
Pharmaceuticals	—	16,830,842	—	16,830,842
Software	83,929,973	—	—	83,929,973
Wireless Telecommunication Services	25,939,888	—	—	25,939,888
Total Common Stocks	1,112,849,321	141,412,972	—	1,254,262,293
Short-Term Investments
Mutual Funds	128,206,494	—	—	128,206,494
Repurchase Agreement	—	71,470,000	—	71,470,000
Total Short-Term Investments	128,206,494	71,470,000	—	199,676,494
TOTAL INVESTMENTS	$1,241,055,815	$212,882,972	$—	$1,453,938,787

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Janus Forty Portfolio
Assets
Investments, at value (a)(b)	$1,382,468,787
Repurchase Agreement	71,470,000
Cash	336
Cash denominated in foreign currencies (c)	9,742
Receivable for Trust shares sold	565,744
Dividends receivable	477,987
Interest receivable	20

Total assets	1,454,992,616

Liabilities
Payables for:
Trust shares redeemed	622,205
Distribution and services fees—Class B	43,828
Distribution and services fees—Class E	4,810
Collateral for securities on loan	128,206,494
Management fee	696,122
Administration fee	7,954
Custodian and accounting fees	12,194
Deferred trustee fees	3,427
Accrued expenses	186,279

Total liabilities	129,783,313

Net Assets	$1,325,209,303

Net Assets Represented by
Paid in surplus	$1,520,644,645
Accumulated net realized loss	(231,322,201)
Unrealized appreciation on investments and foreign currency	42,861,001
Distributions in excess of net investment income	(6,974,142)

Total	$1,325,209,303

Net Assets
Class A	$1,069,381,115

Class B	217,014,888

Class E	38,813,300

Capital Shares Outstanding
Class A	19,731,851

Class B	4,165,980

Class E	732,728

Net Asset Value and Offering Price Per Share
Class A	$54.20

Class B	52.09

Class E	52.97

(a) Investments at cost, excluding repurchase agreements	$1,339,612,981
(b) Includes cash collateral for securities loaned of	128,206,494
(c) Cost of cash denominated in foreign currencies	9,728

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009

Janus Forty Portfolio
Investment Income
Dividends (1)	$3,738,803
Interest (2)	217,847

Total investment income	3,956,650

Expenses
Management fee	3,046,326
Administration fees	39,036
Custodian and accounting fees	52,510
Distribution and services fees—Class B	206,855
Distribution and services fees—Class E	22,843
Audit and tax services	21,287
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	45,672
Other	4,502

Total expenses	3,465,464
Less broker commission recapture	(2,934)

Net expenses	3,462,530

Net investment income	494,120

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(1,552,343)
Foreign currency	49,172

Net realized loss on investments and foreign currency	(1,503,171)

Net change in unrealized appreciation (depreciation) on:
Investments	178,845,680
Foreign currency	(114,383)

Net change in unrealized appreciation on investments and foreign currency	178,731,297

Net realized and unrealized gain on investments and foreign currency	177,228,126

Net Increase in Net Assets from Operations	$177,722,246

(1) Dividend income is net of foreign withholding taxes of:	$231,416
(2) Interest income includes securities lending net income of:	214,427

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Janus Forty Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$494,120	$(174,693)
Net realized gain (loss) on investments and foreign currency	(1,503,171)	20,473,212
Net change in unrealized appreciation (depreciation) on investments and foreign currency	178,731,297	(579,555,381)

Net increase (decrease) in net assets resulting from operations	177,722,246	(559,256,862)

Distributions to Shareholders
From net investment income
Class A	—	(57,849,419)
Class B	—	(5,956,735)
Class E	—	(1,765,046)
From net realized gains
Class A	—	(25,037,267)
Class B	—	(2,586,132)
Class E	—	(765,595)

Net decrease in net assets resulting from distributions	—	(93,960,194)

Capital Share Transactions
Proceeds from shares sold
Class A	360,611,913	142,982,223
Class B	59,566,411	211,031,955
Class E	11,294,589	49,176,894
Net asset value of shares issued through dividend reinvestment
Class A	—	82,886,686
Class B	—	8,542,867
Class E	—	2,530,641
Cost of shares repurchased
Class A	(59,520,933)	(181,371,854)
Class B	(10,809,143)	(40,142,740)
Class E	(5,676,737)	(14,452,956)

Net increase in net assets from capital share transactions	355,466,100	261,183,716

Net Increase (Decrease) in Net Assets	533,188,346	(392,033,340)
Net assets at beginning of period	792,020,957	1,184,054,297

Net assets at end of period	$1,325,209,303	$792,020,957

Net assets at end of period includes distributions in excess of net investment income	$(6,974,142)	$(7,468,262)

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Janus Forty Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004++
Net Asset Value, Beginning of Period	$45.22		$83.81	$77.64	$78.28	$66.23	$55.41

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.04		0.02	0.17	0.14	(0.04)	(0.09)
Net Realized/Unrealized Gain (Loss) on Investments	8.94		(32.34)	20.21	2.13	12.09	10.91 (a)

Total from Investment Operations	8.98		(32.32)	20.38	2.27	12.05	10.82

Less Distributions
Dividends from Net Investment Income	—		(4.38)	(0.15)	—	—	—
Distributions from Net Realized Capital Gains	—		(1.89)	(14.06)	(2.91)	—	—

Total Distributions	—		(6.27)	(14.21)	(2.91)	—	—

Net Asset Value, End of Period	$54.20		$45.22	$83.81	$77.64	$78.28	$66.23

Total Return	19.86%		(41.85)%	30.46%	3.08%	18.19%	19.53%
Ratio of Expenses to Average Net Assets After Reimbursement	0.68	%*	0.67%	0.69%	0.73%	0.78%	0.82%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.68	%*	0.67%	0.70%	0.73%	0.78%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15	%*	0.02%	0.23%	0.19%	(0.06)%	(0.15)%
Portfolio Turnover Rate	6.2%		61.2%	30.1%	60.5%	30.0%	16.0%
Net Assets, End of Period (in millions)	$1,069.4		$627.8	$1,122.3	$990.1	$1,137.0	$1,042.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007(b)
Net Asset Value, Beginning of Period	$43.52		$81.06	$66.33

Income (Loss) from Investment Operations:
Net Investment Loss(a)	(0.02)		(0.17)	(0.11)
Net Realized/Unrealized Gain (Loss) on Investments	8.59		(31.12)	14.84

Total from Investment Operations	8.57		(31.29)	14.73

Less Distributions
Dividends from Net Investment Income	—		(4.36)	—
Distributions from Net Realized Capital Gains	—		(1.89)	—

Total Distributions	—		(6.25)	—

Net Asset Value, End of Period	$52.09		$43.52	$81.06

Total Return	19.69%		(41.99)%	22.21%
Ratio of Expenses to Average Net Assets After Reimbursement	0.94	%*	0.93%	0.96	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.94	%*	0.93%	0.96	%*
Ratio of Net Investment Loss to Average Net Assets	(0.08	)%*	(0.27)%	(0.21	)%*
Portfolio Turnover Rate	6.2%		61.2%	30.1%
Net Assets, End of Period (in millions)	$217.0		$136.4	$47.2

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2007.
++	Audited by other auditors Independent Registered Public Accounting Firm.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Janus Forty Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007(b)
Net Asset Value, Beginning of Period	$44.23		$82.22	$67.23

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.00	+	(0.10)	(0.05)
Net Realized/Unrealized Gain (Loss) on Investments	8.74		(31.63)	15.04

Total from Investment Operations	8.74		(31.73)	14.99

Less Distributions
Dividends from Net Investment Income	—		(4.37)	—
Distributions from Net Realized Capital Gains	—		(1.89)	—

Total Distributions	—		(6.26)	—

Net Asset Value, End of Period	$52.97		$44.23	$82.22

Total Return	19.76%		(41.94)%	22.30%
Ratio of Expenses to Average Net Assets	0.84	%*	0.82%	0.86	%*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates	0.84	%*	0.83%	0.86	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02	%*	(0.15)%	(0.10	)%*
Portfolio Turnover Rate	6.2%		61.2%	30.1%
Net Assets, End of Period (in millions)	$38.8		$27.8	$14.6

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2007.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Janus Forty Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011	Expiring 12/31/2012	Total

$66,343,205	$104,924,615	$52,569,301	$223,837,121

On May 1, 2006, the Capital Appreciation Fund, a series of The Travelers Series Trust, was reorganized into the Janus Capital Appreciation Portfolio, a series of the Trust. The Portfolio acquired capital losses of $338,668,642 which are subject to an annual limitation of $45,657,838.

On May 1, 2007, Janus Capital Appreciation Portfolio was renamed Janus Forty Portfolio.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Janus Capital Management LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$3,046,326	0.65%	First $1 Billion

	0.60%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	13,884,250	7,135,035	—	(1,287,434)	5,847,601	19,731,851
12/31/2008	13,390,399	2,182,379	1,027,096	(2,715,624)	493,851	13,884,250

Class B

6/30/2009	3,134,192	1,283,775	—	(251,987)	1,031,788	4,165,980
12/31/2008	582,032	3,130,902	109,806	(688,548)	2,552,160	3,134,192

Class E

6/30/2009	627,996	232,552	—	(127,820)	104,732	732,728
12/31/2008	177,442	654,688	32,026	(236,160)	450,554	627,996

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$336,129,555	$—	$56,685,914

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,411,082,981	$162,163,627	$(119,307,821)	$42,855,806

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$125,058,560	$128,206,494	$—	$128,206,494

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$65,571,203	$1,749,977	$28,388,991	$168,276,133	$93,960,194	$170,026,110

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(149,325,903)	$(223,837,121)	$(373,163,024)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

Lazard Mid Cap Portfolio	For the period ended 6/30/09
Managed by Lazard Asset Management LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 8.87%, 8.67% and 8.72% for Class A, B and E Shares, respectively, versus 9.96% for its benchmark, the Russell Midcap® Index.

Market Environment/Conditions

Equity markets ended the first half of 2009 in positive territory despite the constant flow of poor economic data earlier in the period, including rising unemployment figures and worse-than-expected GDP numbers, which called for concerted efforts to forestall further deterioration of the global economy. The United States joined the Bank of England and the Bank of Japan by initiating aggressive monetary measures in the form of quantitative easing. This move by the U.S. Federal Reserve brought an immediate effect, as long-dated Treasury yields fell, market sentiment improved, and the prospects for economic recovery looked better. These factors led to a strong rebound in March due to a growing sense of optimism, as reports showed signs of stabilization in economic activity after the sharp decline following the collapse of Lehman Brothers. Stocks continued the strong rebound through April and May amid continuing signs of stabilization in the economy, but declined slightly in June, as earlier optimism was tempered by concerns over the shape of the projected recovery. Market sentiment improved following the results of bank stress tests in May, which eased the fear of further systemic risk in the financials sector. Some leading economic indicators, such as manufacturing, durable goods orders, and housing starts, improved. However, not all the economic data was positive, as unemployment rose further and consumer confidence dipped. Aggressive spending programs by governments fueled concerns over the potential for higher inflation, which increased volatility in long-dated bond yields.

While more defensive sectors had outperformed during the market downturn, many of the best-performing sectors in the latter portion of the period were those that had been the hardest hit prior to the recent rally. The financial sector ended the period down, despite a steep rally in the sector due to improving expectations and continued stabilization in the credit markets. A sharp rebound in some cyclical sectors such as energy, information technology and consumer discretionary was enough to wipe out earlier losses as the economic outlook improved. The materials sector also witnessed strong gains overall due to robust demand from emerging markets, which displayed resilience amid the global recession. Meanwhile, defensive sectors such as health care, telecom services and consumer staples, outperformed during the downturn, but lagged as the market rallied.

Portfolio Review/Current Positioning

Conversely, stock selection in the industrials sector detracted from performance, as a position in Covanta, a company that converts waste into renewable energy, declined. The stock was under continued pressure, as the price of natural gas, which is an alternative source for power generation, remained low. Pitney Bowes, which sells mail and document management systems, declined during the period. The company announced a disappointing earnings report, as the economic slowdown depressed mail volumes and demand for new equipment. Stock selection in the energy sector also detracted from performance.

Shares of Sunoco declined, as the company experienced weak refining margins and a decline in its coking business for steel production due to the sharp drop in the global economy. We subsequently sold the position. Shares of oil refiner, Holly Corp., also lagged due to depressed refining margins amid weak demand for gasoline. Stock selection in the consumer staples sector also detracted from performance. Molson Coors Brewing declined during the first quarter after the company announced that its profits had fallen due to slower sales. However, the stock rebounded sharply after the company’s most recent earnings were better than expected, as cost savings from the Miller-Coors joint venture largely offset a decline in sales. The subsequent rally in shares was not enough to offset earlier declines and the stock was down for the overall period.

During the first half of the year stock selection and an underweight position in the financials sector contributed to performance. Waddell & Reed Financial added to returns during the period, as the asset manager performed well compared to its peers during the difficult environment due to solid performance results across key products and a strong distribution network. Additionally, the company’s most recent earnings results were better than expected. The Portfolio also benefited from an opportunistic purchase of PNC Financial Services Group after a sharp decline in the beginning of the year. Shares of PNC performed strongly from March lows after reporting better-than-expected earnings results for the most recent quarter. The stock continued to do well following completion of the government stress tests, which eliminated some of the uncertainty surrounding banks. We subsequently sold the position as it reached our valuation target. Stock selection in the consumer discretionary sector benefited performance, as holdings such as Darden Restaurants, JC Penney, and Starbucks outperformed. Darden was the largest contributor in the group as a result of two consecutive quarters of better-than-expected earnings results. Sales for the company have consistently outperformed its industry peers due to strong performance at its three major restaurants (Olive Garden, Red Lobster, and LongHorn Steakhouse) during the economic slowdown. The company’s earnings also benefited from margin expansion due to cost controls and lower food commodity costs. We subsequently sold the position as the stock reached our valuation target. The Portfolio also benefited from an underweight position in the utilities sector, as the historically more defensive sector lagged during the period.

Christopher Blake

Managing Director

Lazard Asset Management LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views

1

Lazard Mid Cap Portfolio	For the period ended 6/30/09
Managed by Lazard Asset Management LLC

Portfolio Manager Commentary (continued)

expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Hospira, Inc.	3.12%
Ball Corp.	2.63%
Symantec Corp.	2.41%
Republic Services, Inc.	2.33%
Ingram Micro, Inc.—Class A	2.20%
Mattel, Inc.	2.18%
Foster Wheeler AG	2.18%
Molson Coors Brewing Co.—Class B	2.11%
Packaging Corp. of America	2.11%
McCormick & Co., Inc.	2.02%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Lazard Mid Cap Portfolio	For the period ended 6/30/09
Managed by Lazard Asset Management LLC

Portfolio Manager Commentary (continued)

Lazard Mid Cap Portfolio managed by

Lazard Asset Management LLC vs. Russell Midcap® Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
	Lazard Mid Cap Portfolio—Class A	8.87%	-25.82%	-9.91%	-2.91%	0.82%
—	Class B	8.67%	-26.08%	-10.14%	-3.14%	1.80%
	Class E	8.72%	-25.98%	-10.06%	-3.06%	-0.06%
- -	Russell Midcap® Index[1]	9.96%	-30.36%	-9.25%	-0.11%	4.72%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell Midcap® Index is an unmanaged measure of performance of the 800 smallest companies in the Russell 1000® Index.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/1/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Lazard Mid Cap Portfolio

Class A
Actual	0.69%	$1,000.00	$1,088.70	$3.57
Hypothetical	0.69%	1,000.00	1,021.37	3.46

Class B
Actual	0.95%	$1,000.00	$1,086.70	$4.92
Hypothetical	0.95%	1,000.00	1,020.08	4.76

Class E
Actual	0.85%	$1,000.00	$1,087.20	$4.40
Hypothetical	0.85%	1,000.00	1,020.58	4.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Lazard Mid Cap Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.5%
Aerospace & Defense - 1.5%
Spirit Aerosystems Holdings, Inc.*	505,900	$6,951,066

Beverages - 2.1%
Molson Coors Brewing Co. - Class B	234,000	9,905,220

Capital Markets - 3.6%
Ameriprise Financial, Inc.	372,500	9,040,575
Northern Trust Corp.	44,400	2,383,392
Waddell & Reed Financial, Inc. - Class A	212,500	5,603,625

		17,027,592

Chemicals - 2.7%
Air Products & Chemicals, Inc.	117,100	7,563,489
RPM International, Inc.	356,900	5,010,876

		12,574,365

Commercial & Professional Services - 6.6%
Cintas Corp.	231,300	5,282,892
Corrections Corp. of America*	518,600	8,811,014
Covanta Holding Corp.*(a)	361,300	6,127,648
Republic Services, Inc.	448,200	10,940,562

		31,162,116

Commercial Banks - 1.0%
City National Corp.	127,500	4,695,825

Communications Equipment - 1.2%
Juniper Networks, Inc.*(a)	248,100	5,855,160

Computers & Peripherals - 0.8%
NetApp, Inc.*	185,600	3,660,032

Construction & Engineering - 2.2%
Foster Wheeler AG*	430,200	10,217,250

Containers & Packaging - 6.0%
Ball Corp.(a)	273,600	12,355,776
Bemis Co., Inc.	226,000	5,695,200
Packaging Corp. of America	610,000	9,882,000

		27,932,976

Electric Utilities - 1.8%
American Electric Power Co., Inc.	295,700	8,542,773

Electronic Equipment, Instruments & Components - 4.0%
Agilent Technologies, Inc.*	415,000	8,428,650
Ingram Micro, Inc. - Class A*	588,300	10,295,250

		18,723,900

Energy Equipment & Services - 3.3%
Patterson-UTI Energy, Inc.(a)	587,100	7,550,106
Pride International, Inc.*(a)	323,300	8,101,898

		15,652,004

Food Products - 5.5%
Campbell Soup Co.	211,100	6,210,562
J.M. Smucker Co. (The)	108,800	5,294,208

Security Description	Shares	Value

Food Products - continued
McCormick & Co., Inc.	291,100	$9,469,483
Sara Lee Corp.	499,100	4,871,216

		25,845,469

Gas Utilities - 1.0%
Energen Corp.	115,400	4,604,460

Health Care Equipment & Supplies - 4.7%
Hospira, Inc.*	379,600	14,622,192
Zimmer Holdings, Inc.*	176,300	7,510,380

		22,132,572

Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	160,200	4,894,110
Omnicare, Inc.	288,900	7,442,064
Patterson Cos., Inc.*(a)	250,900	5,444,530

		17,780,704

Hotels, Restaurants & Leisure - 2.7%
Burger King Holdings, Inc.	294,400	5,084,288
Starbucks Corp.*	544,000	7,556,160

		12,640,448

Household Durables - 1.9%
Leggett & Platt, Inc.(a)	582,000	8,863,860

Insurance - 3.5%
Marsh & McLennan Cos., Inc.	231,600	4,662,108
PartnerRe, Ltd.	76,000	4,936,200
RenaissanceRe Holdings, Ltd.	143,200	6,664,528

		16,262,836

Internet Software & Services - 1.0%
VeriSign, Inc.*(a)	254,500	4,703,160

IT Services - 1.9%
Fidelity National Information Services, Inc.(a)	178,000	3,552,880
NeuStar, Inc. - Class A*(a)	231,100	5,121,176

		8,674,056

Leisure Equipment & Products - 2.2%
Mattel, Inc.	637,400	10,230,270

Life Sciences Tools & Services - 1.6%
Life Technologies Corp.*	180,439	7,527,915

Machinery - 2.7%
Dover Corp.	189,900	6,283,791
Parker Hannifin Corp.	148,000	6,358,080

		12,641,871

Media - 2.0%
Viacom, Inc. - Class B*	405,700	9,209,390

Multi-Utilities - 1.3%
Wisconsin Energy Corp.	150,500	6,126,855

Multiline Retail - 1.4%
JC Penney Co., Inc.(a)	230,800	6,626,268

See accompanying notes to financial statements

5

Met Investors Series Trust

Lazard Mid Cap Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels - 4.5%
Holly Corp.(a)	430,800	$7,745,784
Massey Energy Co.(a)	193,950	3,789,783
Valero Energy Corp.	132,700	2,241,303
Williams Cos., Inc. (The)	480,500	7,500,605

		21,277,475

Personal Products - 1.2%
Avon Products, Inc.	226,700	5,844,326

Pharmaceuticals - 1.5%
Warner Chilcott, Ltd.*	518,400	6,816,960

Professional Services - 0.9%
Monster Worldwide, Inc.*(a)	343,700	4,059,097

Real Estate Investment Trusts (REITs) - 1.9%
Public Storage	136,100	8,911,828

Real Estate Management & Development - 1.5%
St. Joe Co. (The)*(a)	258,100	6,837,069

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	381,800	9,461,004
Lam Research Corp.*(a)	199,700	5,192,200

		14,653,204

Software - 2.4%
Symantec Corp.*	725,500	11,288,780

Specialty Retail - 2.5%
Abercrombie & Fitch Co. - Class A(a)	243,700	6,187,543
Gap, Inc. (The)	334,700	5,489,080

		11,676,623

Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	365,500	4,857,496

Total Common Stocks (Cost $443,229,145)		442,993,271

Security Description	Shares/Par Amount	Value

Short-Term Investments - 19.3%
Mutual Funds - 14.0%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	65,811,387	$65,811,387

Repurchase Agreement - 5.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $24,772,007 on 07/01/09 collateralized by $25,145,000 FNMA at 1.722% due 05/10/11 with a value of $25,270,725.	$24,772,000	24,772,000

Total Short-Term Investments (Cost $90,583,387)		90,583,387

TOTAL INVESTMENTS - 113.8% (Cost $533,812,532)		533,576,658

Other Assets and Liabilities (net) - (13.8)%		(64,594,919)

NET ASSETS - 100.0%		$468,981,739

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Lazard Mid Cap Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$6,951,066	$—	$—	$6,951,066
Beverages	9,905,220	—	—	9,905,220
Capital Markets	17,027,592	—	—	17,027,592
Chemicals	12,574,365	—	—	12,574,365
Commercial & Professional Services	31,162,116	—	—	31,162,116
Commercial Banks	4,695,825	—	—	4,695,825
Communications Equipment	5,855,160	—	—	5,855,160
Computers & Peripherals	3,660,032	—	—	3,660,032
Construction & Engineering	10,217,250	—	—	10,217,250
Containers & Packaging	27,932,976	—	—	27,932,976
Electric Utilities	8,542,773	—	—	8,542,773
Electronic Equipment, Instruments & Components	18,723,900	—	—	18,723,900
Energy Equipment & Services	15,652,004	—	—	15,652,004
Food Products	25,845,469	—	—	25,845,469
Gas Utilities	4,604,460	—	—	4,604,460
Health Care Equipment & Supplies	22,132,572	—	—	22,132,572
Health Care Providers & Services	17,780,704	—	—	17,780,704
Hotels, Restaurants & Leisure	12,640,448	—	—	12,640,448
Household Durables	8,863,860	—	—	8,863,860
Insurance	16,262,836	—	—	16,262,836
Internet Software & Services	4,703,160	—	—	4,703,160
IT Services	8,674,056	—	—	8,674,056
Leisure Equipment & Products	10,230,270	—	—	10,230,270
Life Sciences Tools & Services	7,527,915	—	—	7,527,915
Machinery	12,641,871	—	—	12,641,871
Media	9,209,390	—	—	9,209,390
Multi-Utilities	6,126,855	—	—	6,126,855
Multiline Retail	6,626,268	—	—	6,626,268
Oil, Gas & Consumable Fuels	21,277,475	—	—	21,277,475
Personal Products	5,844,326	—	—	5,844,326
Pharmaceuticals	6,816,960	—	—	6,816,960
Professional Services	4,059,097	—	—	4,059,097
Real Estate Investment Trusts (REITs)	8,911,828	—	—	8,911,828
Real Estate Management & Development	6,837,069	—	—	6,837,069
Semiconductors & Semiconductor Equipment	14,653,204	—	—	14,653,204

See accompanying notes to financial statements

7

Met Investors Series Trust

Lazard Mid Cap Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Software	$11,288,780	$—	$—	$11,288,780
Specialty Retail	11,676,623	—	—	11,676,623
Thrifts & Mortgage Finance	4,857,496	—	—	4,857,496
Total Common Stocks	442,993,271	—	—	442,993,271
Short-Term Investments
Mutual Funds	65,811,387	—	—	65,811,387
Repurchase Agreement	—	24,772,000	—	24,772,000
Total Short-Term Investments	65,811,387	24,772,000	—	90,583,387
TOTAL INVESTMENTS	$508,804,658	$24,772,000	$—	$533,576,658

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Lazard Mid Cap Portfolio
Assets
Investments, at value (a)(b)	$508,804,658
Repurchase Agreement	24,772,000
Cash	367
Cash denominated in foreign currencies (c)	1
Receivable for investments sold	2,019,089
Receivable for Trust shares sold	108,313
Dividends receivable	524,776
Interest receivable	7

Total assets	536,229,211

Liabilities
Payables for:
Investments purchased	716,128
Trust shares redeemed	228,291
Distribution and services fees—Class B	34,681
Distribution and services fees—Class E	2,271
Collateral for securities on loan	65,811,387
Management fee	269,724
Administration fee	2,809
Custodian and accounting fees	39,622
Deferred trustee fees	3,427
Accrued expenses	139,132

Total liabilities	67,247,472

Net Assets	$468,981,739

Net Assets Represented by
Paid in surplus	$937,778,339
Accumulated net realized loss	(472,294,851)
Unrealized depreciation on investments	(235,874)
Undistributed net investment income	3,734,125

Total	$468,981,739

Net Assets
Class A	$282,297,491

Class B	168,433,615

Class E	18,250,633

Capital Shares Outstanding
Class A	38,004,488

Class B	22,793,526

Class E	2,462,670

Net Asset Value and Offering Price Per Share
Class A	$7.43

Class B	7.39

Class E	7.41

(a) Investments at cost, excluding repurchase agreement	$509,040,532
(b) Includes cash collateral for securities loaned of	65,811,387
(c) Cost of cash denominated in foreign currencies	1

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Lazard Mid Cap Portfolio
Investment Income
Dividends	$5,784,989
Interest (1)	292,722

Total investment income	6,077,711

Expenses
Management fee	2,142,771
Administration fees	26,659
Custodian and accounting fees	25,326
Distribution and services fees—Class B	185,470
Distribution and services fees—Class E	12,618
Audit and tax services	3,789
Legal	12,918
Trustee fees and expenses	9,699
Shareholder reporting	56,035
Insurance	1,613
Other	2,666

Total expenses	2,479,564
Less broker commission recapture	(136,054)

Net expenses	2,343,510

Net investment income	3,734,201

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(205,838,078)
Futures contracts	1,666,445

Net realized loss on investments and futures contracts	(204,171,633)

Net change in unrealized appreciation on:
Investments	250,308,790

Net change in unrealized appreciation on investments	250,308,790

Net realized and unrealized gain on investments and futures contracts	46,137,157

Net Increase in Net Assets from Operations	$49,871,358

(1) Interest income includes securities lending net income of:	$291,432

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Lazard Mid Cap Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,734,201	$15,223,624
Net realized loss on investments, futures contracts and foreign currency	(204,171,633)	(266,799,316)
Net change in unrealized appreciation (depreciation) on investments	250,308,790	(173,048,714)

Net increase (decrease) in net assets resulting from operations	49,871,358	(424,624,406)

Distributions to Shareholders
From net investment income
Class A	(8,943,558)	(6,531,321)
Class B	(2,009,826)	(1,928,151)
Class E	(234,130)	(298,975)
From net realized gains
Class A	—	(39,790,584)
Class B	—	(15,597,504)
Class E	—	(2,208,439)

Net decrease in net assets resulting from distributions	(11,187,514)	(66,354,974)

Capital Share Transactions
Proceeds from shares sold
Class A	38,323,074	363,296,406
Class B	17,361,157	58,162,636
Class E	962,265	3,321,019
Net asset value of shares issued through acquisition
Class A	—	125,899,280
Class B	—	—
Class E	—	—
Net asset value of shares issued through dividend reinvestment
Class A	8,943,558	46,321,905
Class B	2,009,826	17,525,655
Class E	234,130	2,507,414
Cost of shares repurchased
Class A	(366,394,204)	(145,808,747)
Class B	(12,464,094)	(58,056,445)
Class E	(2,097,862)	(11,344,458)

Net increase (decrease) in net assets from capital share transactions	(313,122,150)	401,824,665

Net Decrease in Net Assets	(274,438,306)	(89,154,715)
Net assets at beginning of Period	743,420,045	832,574,760

Net assets at end of Period	$468,981,739	$743,420,045

Net assets at end of period includes undistributed net investment income	$3,734,125	$11,187,438

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lazard Mid Cap Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.93	$12.17	$13.74	$13.65	$14.13	$12.33

Income (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.17	0.13	0.10	0.04	0.08
Net Realized/Unrealized Gain (Loss) on Investments	0.57	(4.48)	(0.33)	1.75	1.16	1.72

Total from Investment Operations	0.61	(4.31)	(0.20)	1.85	1.20	1.80

Less Distributions
Dividends from Net Investment Income	(0.11)	(0.13)	(0.09)	(0.08)	(0.06)	—
Distributions from Net Realized Capital Gains	—	(0.80)	(1.28)	(1.68)	(1.62)	—

Total Distributions	(0.11)	(0.93)	(1.37)	(1.76)	(1.68)	—

Net Asset Value, End of Period	$7.43	$6.93	$12.17	$13.74	$13.65	$14.13

Total Return	8.87%	(38.15)%	(2.47)%	14.87%	8.40%	14.60%
Ratio of Expenses to Average Net Assets After Reimbursement	0.69%*	0.72%	0.75%	0.77%	0.79%	0.85%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.74%*	0.74%	0.76%	0.80%	0.82%	0.83	%(b)
Ratio of Net Investment Income to Average Net Assets	1.26%*	1.80%	0.96%	0.76%	0.63%	0.59%
Portfolio Turnover Rate	33.6%	97.4%	89.9%	65.4%	170.0%	90.7%
Net Assets, End of Period (in millions)	$282.3	$575.4	$550.8	$312.2	$89.0	$58.8

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lazard Mid Cap Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.89	$12.10	$13.65	$13.57	$14.05	$12.29

Income (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.15	0.09	0.06	0.05	0.02
Net Realized/Unrealized Gain (Loss) on Investments	0.55	(4.46)	(0.31)	1.74	1.10	1.74

Total from Investment Operations	0.59	(4.31)	(0.22)	1.80	1.15	1.76

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.10)	(0.05)	(0.04)	(0.01)	—
Distributions from Net Realized Capital Gains	—	(0.80)	(1.28)	(1.68)	(1.62)	—

Total Distributions	(0.09)	(0.90)	(1.33)	(1.72)	(1.63)	—

Net Asset Value, End of Period	$7.39	$6.89	$12.10	$13.65	$13.57	$14.05

Total Return	8.67%	(38.30)%	(2.71)%	14.67%	8.06%	14.32%
Ratio of Expenses to Average Net Assets After Reimbursement	0.95%*	0.97%	0.99%	1.02%	1.03%	1.08%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.99%*	0.99%	1.00%	1.05%	1.07%	1.03	%(b)
Ratio of Net Investment Income to Average Net Assets	1.05%*	1.50%	0.67%	0.48%	0.38%	0.16%
Portfolio Turnover Rate	33.6%	97.4%	89.9%	65.4%	170.0%	90.7%
Net Assets, End of Period (in millions)	$168.4	$150.0	$243.6	$216.8	$200.4	$211.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lazard Mid Cap Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.91	$12.13	$13.69	$13.61	$14.10	$12.32

Income (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.16	0.10	0.08	0.07	0.04
Net Realized/Unrealized Gain (Loss) on Investments	0.55	(4.47)	(0.31)	1.74	1.10	1.74

Total from Investment Operations	0.59	(4.31)	(0.21)	1.82	1.17	1.78

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.11)	(0.07)	(0.06)	(0.04)	—
Distributions from Net Realized Capital Gains	—	(0.80)	(1.28)	(1.68)	(1.62)	—

Total Distributions	(0.09)	(0.91)	(1.35)	(1.74)	(1.66)	—

Net Asset Value, End of Period	$7.41	$6.91	$12.13	$13.69	$13.61	$14.10

Total Return	8.72%	(38.24)%	(2.64)%	14.74%	8.23%	14.45%
Ratio of Expenses to Average Net Assets After Reimbursement	0.85%*	0.88%	0.89%	0.93%	0.93%	0.98%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.89%*	0.89%	0.90%	0.95%	0.97%	0.94	%(b)
Ratio of Net Investment Income to Average Net Assets	1.15%*	1.58%	0.76%	0.58%	0.49%	0.29%
Portfolio Turnover Rate	33.6%	97.4%	89.9%	65.4%	170.0%	90.7%
Net Assets, End of Period (in millions)	$18.3	$18.0	$38.2	$36.0	$32.6	$30.5

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Lazard Mid Cap Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$247,739,494	$247,739,494

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $1,666,445 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lazard Asset Management LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets
$2,142,771	0.70%	First $500 Million
	0.675%	$500 Million to $1 Billion
	0.60%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

0.80%	1.05%	0.95%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Shares Issued in Connection with Acquisition	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	83,042,308	5,763,302	—	1,305,629	(52,106,751)	(45,037,820)	38,004,488
12/31/2008	45,269,815	36,191,944	11,592,936	4,265,369	(14,277,756)	37,772,493	83,042,308

Class B

6/30/2009	21,777,825	2,585,826	—	294,696	(1,864,821)	1,015,701	22,793,526
12/31/2008	20,135,331	5,873,082	—	1,621,245	(5,851,833)	1,642,494	21,777,825

Class E

6/30/2009	2,603,431	142,598	—	34,230	(317,589)	(140,761)	2,462,670
12/31/2008	3,152,420	349,186	—	231,311	(1,129,486)	(548,989)	2,603,431

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$189,008,163	$—	$436,296,701

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$533,812,532	$37,953,508	$(38,189,382)	$(235,874)

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$63,996,760	$65,811,387	$—	$65,811,387

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$34,697,691	$38,716,643	$31,657,283	$21,993,643	$66,354,974	$60,710,286

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$11,187,438	$—	$(270,928,388)	$(247,739,494)	$(507,480,444)

8. Acquisitions

As of the close of business on April 25, 2008, Lazard Mid Cap Portfolio (“Lazard”) acquired all the net assets of Batterymarch Mid Cap Stock Portfolio (“Batterymarch”), a series of the Trust, pursuant to a plan of reorganization approved by Batterymarch shareholders on February 28, 2008. The acquisition was accomplished by a tax-free exchange of 11,592,936 Class A shares of Lazard (valued at $125,899,280) in exchange for 8,385,887 Class A shares of Batterymarch outstanding on April 25, 2008. Battterymarch Class A net assets at that date ($125,899,280), including $7,937,924 of unrealized appreciation, were combined with those of Lazard Class A. The aggregate Class A net assets of Lazard immediately before the acquisition were $586,648,312. The aggregate Class A net assets of Batterymarch immediately before the acquisition were $125,899,280. The aggregate Class A net assets of Lazard immediately after the acquisition were $712,547,592.

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

20

Legg Mason Partners Aggressive Growth Portfolio	For the period ended 6/30/09
Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had a net return of 9.13%, 8.91% and 9.09% for Class A, B and E Shares, respectively, versus 11.52% for its benchmark, the Russell 3000® Growth Index.

Market Environment/Conditions

Over the six-month period, we reviewed two key junctures in U.S. history, particularly for the equity markets: 1973-74 and 1982. We cited similarities between the macroeconomic backdrops of those periods and now. Our intention was not to imply that today’s market was identical to those, but rather to illustrate that two of the most significant market bottoms in the last 100 years, both of which touched off new bull markets, occurred when the economic backdrop appeared the most dire.

Since the lows of early March of this year, the stock market has rallied dramatically, with the Dow Jones Industrials Average (DJIA), the S&P 500® Index, and Nasdaq Composite Index all recording gains in excess of 30%. The S&P 500® rose over 15% in the second quarter alone, its biggest quarterly gain in over a decade. Despite the substantial percentage move off of the lows, both the DJIA and the S&P 500® Index closed the second quarter within 5% of where they started the year, with the DJIA still lower on the year as of June 30, 2009.

We believe that much of the advance in the last four months was driven by the equities of the most credit-sensitive companies, i.e., those that investors feared did not have the wherewithal to pay down or refinance debt. Given the improvement seen during the quarter in both the debt and equity markets, many of these companies have been able to refinance and ease liquidity concerns. In addition, the Federal Reserve and the U.S. Treasury have made it clear, through both words and actions, that they intend to bolster liquidity as necessary, and to keep interest rates low, in order to stimulate the economy and the housing market. The Fed’s goal is to repurchase $1.25 trillion of mortgage-backed bonds, $300 billion in Treasuries and $200 billion in Agency bonds, by December of this year. Unlike the situations in 1974 and 1982, the current extraordinarily low short term interest rate environment encourages investors to move into riskier assets, including stocks.

Portfolio Review/Current Positioning

The Portfolio experienced positive performance for the six month period (both gross and net of fees), led primarily by the more cyclical holdings. Our Energy sector holdings rose as commodity prices rallied—driven at least in part by reflationary fiscal policies in the U.S. and around the world. In addition, our energy drilling/service industry holdings benefited from increased opportunities internationally. We also saw a sharp rebound in some of our cable television and media holdings (in the consumer discretionary sector), due in large part to the stabilization in the credit markets referenced above.

Health care sector equities lagged the broader market during the period, but the industry remains an important component of the

Portfolio going forward. While there has been much debate surrounding health care reform, we believe that at current prices, many stocks are discounting a more punitive outcome than is likely. We feel that the health care plan that will ultimately be passed is likely to be a bipartisan effort, and will not be as Draconian as some fear. In addition, we have focused our health care sector holdings in those companies that we believe promote novel therapeutics for unmet medical needs.

For the first half of 2009, overall stock selection made a positive contribution to the Portfolio’s performance relative to the benchmark index, while overall sector allocation detracted from relative performance.

In particular, stock selection in the energy, information technology and materials sectors helped the Portfolio’s relative performance, while stock selection in the Health Care, Consumer Discretionary and Industrials sectors hurt relative performance. The Portfolio’s underweight positions in the information technology, materials and financials sectors and its overweight position in the health care sector detracted from relative performance, while underweight positions in consumer staples, industrials and utilities sectors and an overweight position in the consumer discretionary sectors enhanced relative performance. The Portfolio had no significant holdings in the utilities sector.

Among individual stock holdings in the Portfolio, Weatherford International, Ltd. and Anadarko Petroleum Corp. in the energy sector, Broadcom Corp. and Seagate Technology, Inc. in the information technology sector and Liberty Media (Series A Liberty Entertainment) were the leading positive contributors to Portfolio performance. Genzyme Corp., Amgen, Inc. and UnitedHealthGroup, Inc. in the health care sector, Comcast Corp. (Class A Special) in the consumer discretionary sector and L-3 Communications Holdings, Inc. in the industrials sector were leading detractors from Portfolio performance during the six-month period.

Richard Freeman Senior Portfolio Manager ClearBridge Advisors, LLC	Evan Bauman Portfolio Manager ClearBridge Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the

1

Legg Mason Partners Aggressive Growth Portfolio	For the period ended 6/30/09
Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary (continued)

Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Anadarko Petroleum Corp.	9.19%
Weatherford International, Ltd.	8.28%
UnitedHealth Group, Inc.	7.41%
Amgen, Inc.	6.93%
Genzyme Corp.	6.91%
Biogen Idec, Inc.	6.77%
Forest Laboratories, Inc.	5.37%
Comcast Corp.—Special Class A	4.50%
Cablevision Systems Corp.—Class A	3.90%
L-3 Communications Holdings, Inc.	3.48%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Legg Mason Partners Aggressive Growth Portfolio	For the period ended 6/30/09
Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary (continued)

Legg Mason Partners Aggressive Growth Portfolio managed by

ClearBridge Advisors, LLC vs. Russell 3000® Growth Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
	Legg Mason Partners Aggressive Growth Portfolio—Class A	9.13%	-27.51%	-11.80%	-4.31%	-3.13%
—	Class B	8.91%	-27.66%	-12.00%	-4.53%	-6.40%
	Class E	9.09%	-27.65%	-11.89%	-4.44%	0.36%
- -	Russell 3000® Growth Index[1]	11.52%	-24.53%	-5.65%	-1.78%	-3.75%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 3000® Growth Index is an unmanaged measure of performance of those Russell 3000® Index companies with higher price-to- book ratios and higher forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A shares is 1/2/02. Inception of Class B shares is 2/12/01. Inception of Class E shares is 4/17/03. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Legg Mason Partners Aggressive Growth Portfolio

Class A
Actual	0.68%	$1,000.00	$1,091.30	$3.53
Hypothetical	0.68%	1,000.00	1,021.42	3.41

Class B
Actual	0.93%	$1,000.00	$1,089.10	$4.82
Hypothetical	0.93%	1,000.00	1,020.18	4.66

Class E
Actual	0.83%	$1,000.00	$1,090.90	$4.30
Hypothetical	0.83%	1,000.00	1,020.68	4.16

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.3%
Aerospace & Defense - 3.5%
L-3 Communications Holdings, Inc.	269,000	$18,663,220

Biotechnology - 21.7%
Amgen, Inc.*	701,700	37,147,998
Biogen Idec, Inc.*	803,500	36,278,025
Genzyme Corp.*	665,430	37,044,488
Vertex Pharmaceuticals, Inc.*(a)	166,700	5,941,188

		116,411,699

Communications Equipment - 1.2%
Arris Group, Inc.*	122,915	1,494,646
Nokia Oyj (ADR)(a)	325,700	4,748,706

		6,243,352

Computers & Peripherals - 2.5%
SanDisk Corp.*	412,600	6,061,094
Seagate Technology	688,600	7,202,756

		13,263,850

Construction & Engineering - 0.2%
Fluor Corp.	22,610	1,159,667

Diversified Financial Services - 0.5%
Bank of America Corp.	214,647	2,833,340

Electronic Equipment, Instruments & Components - 1.8%
Dolby Laboratories, Inc. - Class A*(a)	50,000	1,864,000
Tyco Electronics, Ltd.(a)	415,825	7,730,187

		9,594,187

Energy Equipment & Services - 11.5%
Core Laboratories N.V.(a)	100,000	8,715,000
National-Oilwell Varco, Inc.*	259,678	8,481,084
Weatherford International, Ltd.*	2,268,400	44,369,904

		61,565,988

Health Care Equipment & Supplies - 2.8%
Covidien Plc	402,925	15,085,512

Health Care Providers & Services - 7.4%
UnitedHealth Group, Inc.	1,589,300	39,700,714

Industrial Conglomerates - 2.1%
Tyco Electronics, Ltd.	423,325	10,997,984

Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive - Class A*	455,800	2,283,558

Machinery - 1.4%
Pall Corp.	290,200	7,707,712

Media - 13.7%
Cablevision Systems Corp. - Class A	1,077,600	20,916,216
CBS Corp.	79,400	549,448
Comcast Corp. - Class A	159,000	2,303,910

Security Description	Shares	Value

Media - continued
Comcast Corp. - Special Class A	1,711,300	$24,129,330
Liberty Global, Inc.*(a)	52,900	840,581
Liberty Media Corp. - Capital*	146,600	1,987,896
Liberty Media Corp. - Entertainment*	444,900	11,901,075
Time Warner Cable, Inc.	10	317
Time Warner, Inc.	33	831
Viacom, Inc. - Class B*	79,600	1,806,920
Walt Disney Co. (The)	376,500	8,783,745

		73,220,269

Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	33,700	1,688,707
Nucor Corp.	56,600	2,514,738

		4,203,445

Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	1,085,360	49,264,490

Pharmaceuticals - 8.0%
BioMimetic Therapeutics, Inc.*(a)	145,000	1,339,800
Forest Laboratories, Inc.*	1,146,800	28,796,148
Teva Pharmaceutical Industries, Ltd. (ADR)	84,100	4,149,494
Valeant Pharmaceuticals International*(a)	325,100	8,361,572

		42,647,014

Semiconductors & Semiconductor Equipment - 4.9%
Broadcom Corp. - Class A*	582,700	14,445,133
Cirrus Logic, Inc.*	291,400	1,311,300
Cree, Inc.*(a)	135,300	3,976,467
DSP Group, Inc.*(a)	106,400	719,264
Intel Corp.	347,500	5,751,125

		26,203,289

Software - 0.6%
Autodesk, Inc.*	179,700	3,410,706

Specialty Retail - 0.1%
Charming Shoppes, Inc.*(a)	177,100	658,812

Total Common Stocks (Cost $664,800,564)		505,118,808

Investment Company Security - 1.2%
PowerShares QQQ(a) (Cost - $4,931,928)	170,000	6,184,600

See accompanying notes to financial statements

5

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 8.1%
Mutual Funds - 3.4%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	18,498,666	$18,498,666

Repurchase Agreement - 4.7%
State Street Bank & Trust Co., Repurchase Agreement dated 06/30/09 at 0.00% to be repurchased at $25,147,000 on 07/01/09 collateralized by $25,525,000 FNMA at 1.722% due 05/10/11 with a value of $25,652,625.	$25,147,000	25,147,000

Total Short-Term Investments (Cost $43,645,666)		43,645,666

TOTAL INVESTMENTS - 103.6% (Cost $713,378,158)		554,949,074

Other Assets and Liabilities (net) - (3.6)%		(19,087,629)

NET ASSETS - 100.0%		$535,861,445

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Legg Mason Partners Aggressive Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$18,663,220	$—	$—	$18,663,220
Biotechnology	116,411,699	—	—	116,411,699
Communications Equipment	6,243,352	—	—	6,243,352
Computers & Peripherals	13,263,850	—	—	13,263,850
Construction & Engineering	1,159,667	—	—	1,159,667
Diversified Financial Services	2,833,340	—	—	2,833,340
Electronic Equipment, Instruments & Components	9,594,187	—	—	9,594,187
Energy Equipment & Services	61,565,988	—	—	61,565,988
Health Care Equipment & Supplies	15,085,512	—	—	15,085,512
Health Care Providers & Services	39,700,714	—	—	39,700,714
Industrial Conglomerates	10,997,984	—	—	10,997,984
Internet & Catalog Retail	2,283,558	—	—	2,283,558
Machinery	7,707,712	—	—	7,707,712
Media	73,220,269	—	—	73,220,269
Metals & Mining	4,203,445	—	—	4,203,445
Oil, Gas & Consumable Fuels	49,264,490	—	—	49,264,490
Pharmaceuticals	42,647,014	—	—	42,647,014
Semiconductors & Semiconductor Equipment	26,203,289	—	—	26,203,289
Software	3,410,706	—	—	3,410,706
Specialty Retail	658,812	—	—	658,812
Total Common Stocks	505,118,808	—	—	505,118,808
Investment Company Security	6,184,600	—	—	6,184,600
Short-Term Investments
Mutual Funds	18,498,666	—	—	18,498,666
Repurchase Agreement	—	25,147,000	—	25,147,000
Total Short-Term Investments	18,498,666	25,147,000	—	43,645,666
TOTAL INVESTMENTS	$529,802,074	$25,147,000	$—	$554,949,074

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Legg Mason Partners Aggressive Growth Portfolio
Assets
Investments, at value (a)(b)	$529,802,074
Repurchase Agreement	25,147,000
Cash	445
Receivable for Trust shares sold	82,286
Dividends receivable	34,195

Total assets	555,066,000

Liabilities
Payables for:
Trust shares redeemed	158,727
Distribution and services fees—Class B	26,770
Distribution and services fees—Class E	324
Collateral for securities on loan	18,498,666
Management fee	289,222
Administration fee	3,245
Custodian and accounting fees	143,643
Deferred trustee fees	3,427
Accrued expenses	80,531

Total liabilities	19,204,555

Net Assets	$535,861,445

Net Assets Represented by
Paid in surplus	$884,595,461
Accumulated net realized loss	(190,597,517)
Unrealized depreciation on investments	(158,429,084)
Undistributed net investment income	292,585

Total	$535,861,445

Net Assets
Class A	$405,624,189

Class B	127,651,937

Class E	2,585,319

Capital Shares Outstanding
Class A	81,395,818

Class B	26,086,581

Class E	525,283

Net Asset Value and Offering Price Per Share
Class A	$4.98

Class B	4.89

Class E	4.92

(a) Investments at cost, excluding repurchase agreement	$688,231,158
(b) Includes cash collateral for securities loaned of	18,498,666

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Legg Mason Partners Aggressive Growth Portfolio
Investment Income
Dividends (1)	$2,302,173
Interest (2)	210,718

Total investment income	2,512,891

Expenses
Management fee	1,946,675
Administration fees	26,165
Custodian and accounting fees	16,661
Distribution and services fees—Class B	147,385
Distribution and services fees—Class E	1,788
Audit and tax services	21,069
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	32,529
Insurance	9,291
Other	4,313

Total expenses	2,232,309
Less broker commission recapture	(12,055)

Net expenses	2,220,254

Net investment income	292,637

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(132,736,611)
Futures contracts	1,047,032

Net realized loss on investments and futures contracts	(131,689,579)

Net change in unrealized appreciation on:
Investments	179,093,675

Net change in unrealized appreciation on investments	179,093,675

Net realized and unrealized gain on investments and futures contracts	47,404,096

Net Increase in Net Assets from Operations	$47,696,733

(1) Dividend income is net of foreign withholding taxes of:	$38,939
(2) Interest income includes securities lending net income of:	209,439

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Legg Mason Partners Aggressive Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$292,637	$779,052
Net realized loss on investments and futures contracts	(131,689,579)	(57,759,048)
Net change in unrealized appreciation (depreciation) on investments	179,093,675	(372,628,102)

Net increase (decrease) in net assets resulting from operations	47,696,733	(429,608,098)

Distributions to Shareholders
From net investment income
Class A	(778,848)	(105,866)
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	(5,911,432)
Class B	—	(1,455,657)
Class E	—	(29,445)

Net decrease in net assets resulting from distributions	(778,848)	(7,502,400)

Capital Share Transactions
Proceeds from shares sold
Class A	23,548,705	140,398,748
Class B	6,509,922	15,394,589
Class E	201,823	421,900
Net asset value of shares issued through dividend reinvestment
Class A	778,848	6,017,298
Class B	—	1,455,657
Class E	—	29,445
Cost of shares repurchased
Class A	(235,969,057)	(86,468,387)
Class B	(9,624,787)	(36,962,881)
Class E	(294,585)	(925,860)

Net increase (decrease) in net assets from capital share transactions	(214,849,131)	39,360,509

Net Decrease in Net Assets	(167,931,246)	(397,749,989)
Net assets at beginning of Period	703,792,691	1,101,542,680

Net assets at end of Period	$535,861,445	$703,792,691

Net assets at end of period includes undistributed net investment income	$292,585	$778,796

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Legg Mason Partners Aggressive Growth Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$4.57		$7.54	$8.09	$8.70	$7.65		$7.03

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.00	+	0.01	0.01	0.03	0.00	+	0.01
Net Realized/Unrealized Gain (Loss) on Investments	0.42		(2.93)	0.22	(0.14)	1.06		0.61

Total from Investment Operations	0.42		(2.92)	0.23	(0.11)	1.06		0.62

Less Distributions
Dividends from Net investment income	(0.01)		(0.00)+	(0.02)	—	—		—
Distributions from Net Realized Capital Gains	—		(0.05)	(0.76)	(0.50)	(0.01)		—

Total Distributions	(0.01)		(0.05)	(0.78)	(0.50)	(0.01)		—

Net Asset Value, End of Period	$4.98		$4.57	$7.54	$8.09	$8.70		$7.65

Total Return	9.13%		(38.95)%	2.60%	(1.60)%	13.84%		8.82%
Ratio of Expenses to Average Net Assets After Reimbursement	0.68	%*	0.65%	0.67%	0.73%	0.72%		0.90%
Ratio of Expenses to Average Net Assets After Broker Rebates	N/A		N/A	0.67%	0.73%	N/A		N/A
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.69	%*	0.65%	0.67%	0.75%	0.72	%(b)	0.85	%(b)
Ratio of Net Investment Income to Average Net Assets	0.15	%*	0.13%	0.07%	0.33%	0.00	%++	0.15%
Portfolio Turnover Rate	0.6%		6.2%	0.7%	190.3%	121.0%		104.7%
Net Assets, End of Period (in millions)	$405.6		$580.9	$874.6	$607.7	$500.4		$250.8

*	Annualized
+	Rounds to less than $0.005 per share.
++	Rounds to less than 0.005%.
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Legg Mason Partners Aggressive Growth Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$4.49		$7.42	$7.98	$8.60	$7.58		$6.99

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.00	)+	(0.01)	(0.01)	0.01	(0.02)		(0.01)
Net Realized/Unrealized Gain (Loss) on Investments	0.40		(2.87)	0.21	(0.13)	1.05		0.60

Total from Investment Operations	0.40		(2.88)	0.20	(0.12)	1.03		0.59

Less Distributions
Dividends from Net Investment Income	—		—	—	—	—		—
Distributions from Net Realized Capital Gains	—		(0.05)	(0.76)	(0.50)	(0.01)		—

Total Distributions	—		(0.05)	(0.76)	(0.50)	(0.01)		—

Net Asset Value, End of Period	$4.89		$4.49	$7.42	$7.98	$8.60		$7.58

Total Return	8.91%		(39.05)%	2.27%	(1.74)%	13.58%		8.44%
Ratio of Expenses to Average Net Assets After Reimbursement	0.93	%*	0.90%	0.92%	0.98%	0.97%		1.15%
Ratio of Expenses to Average Net Assets After Broker Rebates	N/A		N/A	0.92%	0.98%	N/A		N/A
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.94	%*	0.90%	0.92%	1.00%	0.97	%(b)	1.08	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)%*	(0.13)%	(0.18)%	0.10%	(0.25)%		(0.11)%
Portfolio Turnover Rate	0.6%		6.2%	0.7%	190.3%	121.0%		104.7%
Net Assets, End of Period (in millions)	$127.7		$120.4	$222.3	$254.0	$277.8		$339.5

*	Annualized
+	Rounds to less than $0.005 per share.
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Legg Mason Partners Aggressive Growth Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$4.51		$7.45	$8.01	$8.62	$7.59		$6.99

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.00	)+	(0.00)+	(0.01)	0.02	(0.01)		(0.00	)+
Net Realized/Unrealized Gain (Loss) on Investment activities	0.41		(2.89)	0.21	(0.13)	1.05		0.60

Total from Investment Operations	0.41		(2.89)	0.20	(0.11)	1.04		0.60

Less Distributions
Dividends from Net Investment Income	—		—	(0.00)+	—	—		—
Distributions from Net Realized Capital Gains	—		(0.05)	(0.76)	(0.50)	(0.01)		—

Total Distributions	—		(0.05)	(0.76)	(0.50)	(0.01)		—

Net Asset Value, End of Period	$4.92		$4.51	$7.45	$8.01	$8.62		$7.59

Total Return	9.09%		(39.03)%	2.32%	(1.61)%	13.69%		8.58%
Ratio of Expenses to Average Net Assets	0.83	%*	0.80%	0.82%	0.88%	0.87%		1.05%
Ratio of Expenses to Average Net Assets After Broker Rebates	N/A		N/A	0.82%	0.88%	N/A		N/A
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates	0.84	%*	0.80%	0.82%	0.90%	0.87	%(b)	0.98	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03	)%*	(0.03)%	(0.08)%	0.20%	(0.15)%		(0.05)%
Portfolio Turnover Rate	0.6%		6.2%	0.7%	190.3%	121.0%		104.7%
Net Assets, End of Period (in millions)	$2.6		$2.5	$4.6	$5.9	$6.4		$5.5

*	Annualized
+	Rounds to less than $0.005 per share.
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Legg Mason Partners Aggressive Growth Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2009	Expiring 12/31/2010	Expiring 12/31/2016	Total

$974,417	$1,182,381	$55,844,851	$58,001,649

Legg Mason Partners Aggressive Growth Portfolio (formerly Janus Aggressive Growth Fund) acquired losses of $7,266,413 in the merger with Janus Growth Portfolio on April 28, 2003 which are subject to an annual limitation of $1,021,923.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

H. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

K. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

L. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $1,047,032 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

M. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with ClearBridge Advisors, LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,946,675	0.65%	First $500 Million

	0.60%	$500 Million to $1 Billion

	0.55%	$1 Billion to $2 Billion

	0.50%	Over $2 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	127,046,090	5,104,445	172,312	(50,927,029)	(45,650,272)	81,395,818
12/31/2008	116,011,689	23,516,784	829,972	(13,312,355)	11,034,401	127,046,090

Class B

6/30/2009	26,832,211	1,419,221	—	(2,164,851)	(745,630)	26,086,581
12/31/2008	29,971,698	2,531,189	204,159	(5,874,835)	(3,139,487)	26,832,211

Class E

6/30/2009	547,545	43,947	—	(66,209)	(22,262)	525,283
12/31/2008	615,318	74,056	4,112	(145,941)	(67,773)	547,545

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$3,211,527	$—	$151,225,046

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$713,378,158	$14,242,023	$(172,671,107)	$(158,429,084)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$24,756,943	$18,498,666	$6,903,992	$25,402,658

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$6,625,384	$7,292,175	$877,016	$79,115,380	$7,502,400	$86,407,555

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$778,796	$—	$(338,429,049)	$(58,001,649)	$(395,651,902)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Legg Mason Value Equity Portfolio	For the period ended 6/30/09
Managed by Legg Mason Capital Management, Inc.

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 11.52%, 11.67% and 11.71% for Class A, B and E Shares, respectively, versus 3.16% for its benchmark, the S&P 500® Index.

Market Environment/Conditions

The first six months of 2009 witnessed extreme volatility in the equity markets. After investors breathed a sigh of relief to close the book on 2008, the bear market showed it was not yet finished, taking stocks down substantially during the first two months of the year. A bottom was hit in early March, and a monster rebound ensued. Overall, lower quality names and smaller stocks led the way higher, in part because they sold off the most during the market decline. The rally tapered into the end of June, but by some measures the move off the March bottom was still one of the sharpest since the Great Depression. Many asset classes—from junk bonds to emerging market equities to domestic large caps—are back above water and then some for the year. For the period, small caps led the way higher, as the Russell 2000® gained +11.4%. The midcap S&P 400® Index posted a respectable +8.5% move, and the large cap S&P 500® gained +3.2%.

Portfolio Review/Current Positioning

The Portfolio performed well for the year-to-date period through the end of June, realizing strength in power producer AES and outperformance among retail-exposed stocks like Amazon.com, Sears Holdings and eBay. The Portfolio also benefited mightily from the financial-led rally that began in early March, with Aflac, Goldman Sachs, Wells Fargo and State Street among the top performers for the six-month period. On the other side of the ledger, positions in troubled financial institutions hurt portfolio performance by the greatest amount, with Citigroup and Bank of America topping the list. General Electric also hurt performance, due to the problems experienced by its finance business, GE Capital. Finally, managed-care stocks such as Aetna and UnitedHealth detracted from returns, as investors began to discount the plans of the new administration to overhaul the way healthcare works in the US.

Mary Chris Gay

Portfolio Manager, Senior Vice President

Legg Mason Capital Management, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
AES Corp.	9.95%
Aetna, Inc.	4.30%
eBay, Inc.	4.25%
Sears Holdings Corp.	4.19%
UnitedHealth Group, Inc.	4.11%
State Street Corp.	3.65%
Yahoo!, Inc.	3.60%
Hewlett-Packard Co.	3.46%
Aflac, Inc.	3.28%
Cisco Systems, Inc.	3.22%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

1

Legg Mason Value Equity Portfolio	For the period ended 6/30/09
Managed by Legg Mason Capital Management, Inc.

Portfolio Manager Commentary (continued)

Legg Mason Value Equity Portfolio managed by

Legg Mason Capital Management, Inc. vs. S&P 500® Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Month	1 Year	3 Year	Since Inception[3]
	Legg Mason Value Equity Portfolio—Class A	11.52%	-29.69%	-18.71%	-15.26%
—	Class B	11.67%	-29.80%	-18.90%	-15.43%
	Class E	11.71%	-29.72%	-18.81%	-18.91%
- -	S&P 500® Index[1]	3.16%	-26.21%	-8.22%	-5.14%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A and Class B shares is 11/1/05. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 11/1/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

2

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Legg Mason Value Equity Portfolio

Class A
Actual	0.65%	$1,000.00	$1,115.20	$3.41
Hypothetical	0.65%	1,000.00	1,021.57	3.26

Class B
Actual	0.97%	$1,000.00	$1,116.70	$5.09
Hypothetical	0.97%	1,000.00	1,019.98	4.86

Class E
Actual	0.86%	$1,000.00	$1,117.10	$4.51
Hypothetical	0.86%	1,000.00	1,020.53	4.31

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

3

Met Investors Series Trust

Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.0%
Aerospace & Defense - 0.5%
Boeing Co. (The)	16,000	$680,000

Beverages - 0.4%
PepsiCo, Inc.	9,300	511,128

Biotechnology - 2.6%
Amgen, Inc.*	62,700	3,319,338

Capital Markets - 6.3%
Goldman Sachs Group, Inc. (The)	22,300	3,287,912
State Street Corp.	98,000	4,625,600

		7,913,512

Commercial Banks - 2.2%
Wells Fargo & Co.	116,600	2,828,716

Communications Equipment - 3.2%
Cisco Systems, Inc.*	218,500	4,072,840

Computers & Peripherals - 7.4%
EMC Corp.*	90,200	1,181,620
Hewlett-Packard Co.	113,400	4,382,910
International Business Machines Corp.	36,216	3,781,675

		9,346,205

Consumer Finance - 3.1%
American Express Co.	50,900	1,182,916
Capital One Financial Corp.	126,086	2,758,762

		3,941,678

Diversified Financial Services - 7.6%
Bank of America Corp.	181,500	2,395,800
CME Group, Inc.	4,600	1,431,106
JPMorgan Chase & Co.	81,406	2,776,759
NYSE Euronext	110,800	3,019,300

		9,622,965

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	36,500	906,660

Electric Utilities - 0.2%
Exelon Corp.	4,500	230,445

Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.	27,900	973,431

Health Care Providers & Services - 8.4%
Aetna, Inc.	217,366	5,445,018
UnitedHealth Group, Inc.	208,541	5,209,354

		10,654,372

Independent Power Producers & Energy Traders - 10.0%
AES Corp.*	1,085,200	12,599,172

Industrial Conglomerates - 1.1%
3M Co.	13,600	817,360
General Electric Co.	46,500	544,980

		1,362,340

Security Description	Shares	Value

Insurance - 5.7%
Aflac, Inc.	133,500	$4,150,515
Allstate Corp. (The)	60,500	1,476,200
Prudential Financial, Inc.	42,900	1,596,738

		7,223,453

Internet & Catalog Retail - 3.1%
Amazon.com, Inc.*	47,639	3,985,479

Internet Software & Services - 10.0%
eBay, Inc.*	314,000	5,378,820
Google, Inc. - Class A*	6,400	2,698,176
Yahoo!, Inc.*(a)	290,700	4,552,362

		12,629,358

Leisure Equipment & Products - 1.3%
Eastman Kodak Co.(a)	558,305	1,652,583

Machinery - 0.6%
Deere & Co.	17,600	703,120

Media - 3.8%
Time Warner Cable, Inc.	35,653	1,129,130
Time Warner, Inc.	143,700	3,619,803

		4,748,933

Metals & Mining - 1.2%
Nucor Corp.	33,600	1,492,848

Multiline Retail - 6.2%
JC Penney Co., Inc.(a)	90,673	2,603,222
Sears Holdings Corp.*	79,700	5,301,644

		7,904,866

Oil, Gas & Consumable Fuels - 1.4%
Chesapeake Energy Corp.	32,400	642,492
ConocoPhillips	27,300	1,148,238

		1,790,730

Personal Products - 0.9%
Avon Products, Inc.	43,700	1,126,586

Pharmaceuticals - 0.5%
Merck & Co., Inc.	23,500	657,060

Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments, Inc.	180,328	3,840,986

Software - 5.8%
CA, Inc.	228,150	3,976,654
Electronic Arts, Inc.*	100,172	2,175,736
Microsoft Corp.	48,700	1,157,599

		7,309,989

Total Common Stocks (Cost $101,681,051)		124,028,793

See accompanying notes to financial statements

4

Met Investors Series Trust

Legg Mason Value Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 8.7%
Mutual Funds - 5.7%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	7,243,516	$7,243,516

Repurchase Agreement - 3.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $3,787,001 on 07/01/09 collateralized by $3,750,000 FHLMC at 2.875% due 11/23/10 with a value of $3,867,188.	$3,787,000	3,787,000

Total Short-Term Investments (Cost $11,030,516)		11,030,516

TOTAL INVESTMENTS - 106.7% (Cost $112,711,567)		135,059,309

Other Assets and Liabilities (net) - (6.7)%		(8,456,247)

NET ASSETS - 100.0%		$126,603,062

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FHLMC - Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements

5

Met Investors Series Trust

Legg Mason Value Equity Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$680,000	$—	$—	$680,000
Beverages	511,128	—	—	511,128
Biotechnology	3,319,338	—	—	3,319,338
Capital Markets	7,913,512	—	—	7,913,512
Commercial Banks	2,828,716	—	—	2,828,716
Communications Equipment	4,072,840	—	—	4,072,840
Computers & Peripherals	9,346,205	—	—	9,346,205
Consumer Finance	3,941,678	—	—	3,941,678
Diversified Financial Services	9,622,965	—	—	9,622,965
Diversified Telecommunication Services	906,660	—	—	906,660
Electric Utilities	230,445	—	—	230,445
Health Care Equipment & Supplies	973,431	—	—	973,431
Health Care Providers & Services	10,654,372	—	—	10,654,372
Independent Power Producers & Energy Traders	12,599,172	—	—	12,599,172
Industrial Conglomerates	1,362,340	—	—	1,362,340
Insurance	7,223,453	—	—	7,223,453
Internet & Catalog Retail	3,985,479	—	—	3,985,479
Internet Software & Services	12,629,358	—	—	12,629,358
Leisure Equipment & Products	1,652,583	—	—	1,652,583
Machinery	703,120	—	—	703,120
Media	4,748,933	—	—	4,748,933
Metals & Mining	1,492,848	—	—	1,492,848
Multiline Retail	7,904,866	—	—	7,904,866
Oil, Gas & Consumable Fuels	1,790,730	—	—	1,790,730
Personal Products	1,126,586	—	—	1,126,586
Pharmaceuticals	657,060	—	—	657,060
Semiconductors & Semiconductor Equipment	3,840,986	—	—	3,840,986
Software	7,309,989	—	—	7,309,989
Total Common Stocks	124,028,793	—	—	124,028,793
Short-Term Investments
Mutual Funds	7,243,516	—	—	7,243,516
Repurchase Agreement	—	3,787,000	—	3,787,000
Total Short-Term Investments	7,243,516	3,787,000	—	11,030,516
TOTAL INVESTMENTS	$131,272,309	$3,787,000	$—	$135,059,309

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Legg Mason Value Equity Portfolio
Assets
Investments, at value (a)(b)	$131,272,309
Repurchase Agreement	3,787,000
Cash	749
Receivable for Trust shares sold	160,053
Dividends receivable	62,272
Interest receivable	1

Total assets	135,282,384

Liabilities
Payables for:
Investments purchased	1,102,803
Trust shares redeemed	120,025
Distribution and services fees—Class B	19,868
Distribution and services fees—Class E	1,203
Collateral for securities on loan	7,243,516
Management fee	67,648
Administration fee	720
Custodian and accounting fees	33,207
Deferred trustee fees	7,827
Accrued expenses	82,505

Total liabilities	8,679,322

Net Assets	$126,603,062

Net Assets Represented by
Paid in surplus	$1,140,186,661
Accumulated net realized loss	(1,039,156,351)
Unrealized appreciation on investments	22,347,742
Undistributed net investment income	3,225,010

Total	$126,603,062

Net Assets
Class A	$19,756,357

Class B	97,147,280

Class E	9,699,425

Capital Shares Outstanding
Class A	3,939,502

Class B	19,405,974

Class E	1,933,302

Net Asset Value and Offering Price Per Share
Class A	$5.01

Class B	5.01

Class E	5.02

(a) Investments at cost, excluding repurchase agreement	$108,924,567
(b) Includes cash collateral for securities loaned of	7,243,516

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Legg Mason Value Equity Portfolio
Investment Income
Dividends	$3,613,083
Interest (1)	1,561,968

Total investment income	5,175,051

Expenses
Management fee	1,768,825
Administration fees	24,611
Custodian and accounting fees	25,849
Distribution and services fees—Class B	100,296
Distribution and services fees—Class E	6,484
Audit and tax services	22,478
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	46,155
Other	5,087

Total expenses	2,026,218
Less broker commission recapture	(76,299)

Net expenses	1,949,919

Net investment income	3,225,132

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(550,426,733)
Futures contracts	3,159,932

Net realized loss on investments and futures contracts	(547,266,801)

Net change in unrealized appreciation on:
Investments	566,617,814

Net change in unrealized appreciation on investments	566,617,814

Net realized and unrealized gain on investments and futures contracts	19,351,013

Net Increase in Net Assets from Operations	$22,576,145

(1) Interest income includes securities lending net income of:	$1,560,723

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Legg Mason Value Equity Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,225,132	$18,142,258
Net realized loss on investments, futures contracts and foreign currency	(547,266,801)	(488,194,774)
Net change in unrealized appreciation (depreciation) on investments	566,617,814	(451,981,833)

Net increase (decrease) in net assets resulting from operations	22,576,145	(922,034,349)

Distributions to Shareholders
From net investment income
Class A	(16,195,577)	(3,645,413)
Class B	(1,493,589)	(17,277)
Class E	(161,680)	(13,296)
From net realized gains
Class A	—	(49,689,956)
Class B	—	(4,228,978)
Class E	—	(650,974)

Net decrease in net assets resulting from distributions	(17,850,846)	(58,245,894)

Capital Share Transactions
Proceeds from shares sold
Class A	92,079,821	398,796,599
Class B	18,759,751	58,866,993
Class E	384,623	2,798,574
Net asset value of shares issued through dividend reinvestment
Class A	16,195,577	53,335,369
Class B	1,493,589	4,246,255
Class E	161,680	664,270
Cost of shares repurchased
Class A	(787,261,727)	(263,754,166)
Class B	(9,488,709)	(26,100,509)
Class E	(912,966)	(3,306,155)

Net increase (decrease) in net assets from capital share transactions	(668,588,361)	225,547,230

Net Decrease in Net Assets	(663,863,062)	(754,733,013)
Net assets at beginning of period	790,466,124	1,545,199,137

Net assets at end of period	$126,603,062	$790,466,124

Net assets at end of period includes undistributed net investment income	$3,225,010	$17,850,724

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Legg Mason Value Equity Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006		2005(b)
Net Asset Value, Beginning of Period	$4.59	$10.50	$11.15	$10.65		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.03	0.11	0.03	0.03		0.00	+
Net Realized/Unrealized Gain (Loss) on Investments	0.48	(5.65)	(0.67)	0.70		0.65

Total from Investment Operations	0.51	(5.54)	(0.64)	0.73		0.65

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.03)	(0.00)+	(0.02)		—
Distributions from Net Realized Capital Gains	—	(0.34)	(0.01)	(0.21)		—

Total Distributions	(0.09)	(0.37)	(0.01)	(0.23)		—

Net Asset Value, End of Period	$5.01	$4.59	$10.50	$11.15		$10.65

Total Return	11.52%	(54.43)%	(5.72)%	6.83%		6.50%
Ratio of Expenses to Average Net Assets After Reimbursement	0.65%*	0.64%	0.66%	0.72%		0.80	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.68%*	0.67%	0.67%	0.74	%(c)	8.27	%*
Ratio of Net Investment Income to Average Net Assets	1.24%*	1.53%	0.30%	0.26%		0.08	%*
Portfolio Turnover Rate	39.7%	47.4%	27.5%	38.7%		9.1%
Net Assets, End of Period (in millions)	$19.8	$703.9	$1,403.6	$972.7		$3.2

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006		2005(b)
Net Asset Value, Beginning of Period	$4.57	$10.47	$11.14	$10.65		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.02	0.09	0.00 +	(0.01)		(0.01)
Net Realized/Unrealized Gain (Loss) on Investments	0.50	(5.65)	(0.66)	0.71		0.66

Total from Investment Operations	0.52	(5.56)	(0.66)	0.70		0.65

Less Distributions
Dividends from Net Investment Income	(0.08)	(0.00)+	(0.00)+	—		—
Distributions from Net Realized Capital Gains	—	(0.34)	(0.01)	(0.21)		—

Total Distributions	(0.08)	(0.34)	(0.01)	(0.21)		—

Net Asset Value, End of Period	$5.01	$4.57	$10.47	$11.14		$10.65

Total Return	11.67%	(54.61)%	(5.91)%	6.58%		6.50%
Ratio of Expenses to Average Net Assets After Reimbursement	0.97%*	0.89%	0.91%	1.05%		1.05	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.99%*	0.92%	0.92%	1.06	%(c)	4.54	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75%*	1.31%	0.03%	(0.09)%		(0.36	)%*
Portfolio Turnover Rate	39.7%	47.4%	27.5%	38.7%		9.1%
Net Assets, End of Period (in millions)	$97.1	$77.3	$121.1	$113.5		$4.9

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—11/01/2005.
(c)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Legg Mason Value Equity Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006(b)
Net Asset Value, Beginning of Period	$4.58	$10.49	$11.15	$10.55

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.10	0.01	0.01
Net Realized/Unrealized Gain (Loss) on Investments	0.50	(5.66)	(0.66)	0.81

Total from Investment Operations	0.52	(5.56)	(0.65)	0.82

Less Distributions
Dividends from Net Investment Income	(0.08)	(0.01)	(0.00)+	(0.01)
Distributions from Net Realized Capital Gains	—	(0.34)	(0.01)	(0.21)

Total Distributions	(0.08)	(0.35)	(0.01)	(0.22)

Net Asset Value, End of Period	$5.02	$4.58	$10.49	$11.15

Total Return	11.71%	(54.57)%	(5.81)%	7.74%
Ratio of Expenses to Average Net Assets	0.86%*	0.79%	0.80%	0.86	%*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates	0.89%*	0.82%	0.82%	0.87	%(c)*
Ratio of Net Investment Income to Average Net Assets	0.88%*	1.38%	0.13%	0.12	%*
Portfolio Turnover Rate	39.7%	47.4%	27.5%	38.7%
Net Assets, End of Period (in millions)	$9.7	$9.3	$20.6	$24.0

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Legg Mason Value Equity Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$415,887,597	$415,887,597

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

H. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

K. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

L. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $3,159,932 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Legg Mason Capital Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,768,825	0.65%	First $200 Million

	0.63%	Over $200 Million

Effective September 1, 2008, the Manager has agreed to voluntarily waive a portion of the management fee it charges to the Portfolio, provided the Portfolio’s average daily net assets are equal to or greater than $1 billion, such that the management fee charged on all of the Portfolio’s average daily net assets is 0.57%. This voluntary fee waiver only applies if the Portfolio’s average daily net assets are equal to or greater than $1 billion.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	153,446,065	21,978,291	3,723,121	(175,207,975)	(149,506,563)	3,939,502
12/31/2008	133,645,043	52,402,168	6,187,398	(38,788,544)	19,801,022	153,446,065

Class B

6/30/2009	16,919,109	4,314,288	343,354	(2,170,777)	2,486,865	19,405,974
12/31/2008	11,566,558	8,484,296	493,177	(3,624,922)	5,352,551	16,919,109

Class E

6/30/2009	2,020,343	88,167	37,082	(212,290)	(87,041)	1,933,302
12/31/2008	1,960,729	429,195	77,061	(446,642)	59,614	2,020,343

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$183,242,716	$—	$525,674,091

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$112,711,567	$27,265,537	$(4,917,795)	$22,347,742

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$6,962,001	$7,243,516	$—	$7,243,516

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$3,676,001	$1,093,460	$54,569,893	$302,992	$58,245,894	$1,396,452

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforward and Deferrals	Total

$17,850,724	$—	$(620,272,025)	$(415,887,597)	$(1,018,308,898)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Market, Credit and Counterparty Risk - continued

general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

Loomis Sayles Global Markets Portfolio	For the period ended 6/30/09
Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary

Portfolio Performance

For the six-month period ended June 30, 2009, the Portfolio returned 14.77% and 14.63% for Class A and B Shares, respectively, versus 6.35% and (1.50)% for the benchmarks, the MSCI World Index (net)SM and Citigroup World Government Bond Index (WGBI), respectively.

Equity Market Environment/Conditions

There is a general understanding that markets (and individual stocks) often overshoot on the upside and on the downside when they correct. Panic induced selling we witnessed in January and February felt overdone, but even with this view, most investors weren’t comfortable making a stand. We’re not sure what triggered the reversal in March. There were affirming bank stress tests, hints that global stimulus efforts were gaining traction and nascent signs of improvement or at least stabilization in the hardest hit areas of the economy. Valuations were also severely depressed and discounted a fairly dire outlook. Any or all of these factors could have played a role. Most important is that it appears that fear has receded and a market floor has been established. The rally erased many severe valuation anomalies and the market now appears reasonably valued for the current economic environment. In short, we’re in a market where a focus on stock picking could be rewarding.

Fixed Income Market Environment/Conditions

Renewed risk appetite dominated market sentiment for much of the first half of 2009. From January until mid-February, investors reacted to the attractive value proposition of corporate credits. Investor sentiment began to shift in the latter half of February, however, as equity markets experienced sharp downturns and worries surrounding the global economy and the global banking system resurfaced. As the second quarter began, the theme of economic recovery replaced investor fear of a “Great Depression II,” underpinning explosive equity, emerging market and credit spread rebounds. Data continued to reflect weak but stabilizing levels of economic activity, with a notable improvement in expectations manifested in robust risk appetite. In the bond markets, credit soared while U.S. Treasurys slumped. The trade-weighted U.S. dollar dropped to new lows for the year, as the monetary and fiscal expansion policies in the U.S. have encouraged foreign exchange reserve managers to explore U.S. dollar alternatives.

Equity Portfolio Review

In light of shifting equity market conditions and early signs of economic recovery, we made changes to the equity segment of the Portfolio to concentrate on opportunities that we believe will be medium-term winners coming out of this deep, global recession. We significantly reduced our weight in the healthcare sector as product pipelines came into question and growth opportunities appeared to be limited. The majority of proceeds were redeployed into the financials sector as early signs of stabilization emerged in the marketplace and the possibility of a more normal financial environment became apparent. We also reduced our consumer discretionary weight modestly and shifted the mix of geographic exposure towards Asia where stronger growth trends have been emerging.

An underweight in consumer staples contributed positively to performance for the six-month period as investors rotated out of more defensive sectors. Energy was driven primarily by Petrobras Petroleo and Southwestern Energy. Brazil’s state run oil firm, Petrobras was up in June. The company announced that commercial oil production at the Tupi field had begun. Southwestern Energy reported a strong second quarter, 2009, as the natural gas company increased production and lowered costs.

Consumer discretionary and healthcare had the most negative impact on performance for the six-month period. The consumer sector trailed the Benchmark as many of the deep cyclical, operationally challenged names rallied big in the second quarter. Positions in Best Buy and Darden Restaurants lagged as investors moved away from companies that had been performing well. Healthcare detracted from performance primarily due to holding Myriad Genetics. Myriad Genetics fell in April amidst concern surrounding the operating margins for the company’s diagnostic division as expenses rose.

During the six-month period, we continued to focus on strong, fundamentally driven opportunities around the world with little specific regard for sector or country/region of origin. Certain positions in companies with investment thesis confirming results and positive earnings per share (“EPS”) revision were added to while positions that showed signs of fundamental deterioration were either trimmed or eliminated. There has been no change to the underlying Portfolio strategy.

Fixed Income Portfolio Review

Security selection and sector allocation were primary drivers of excess return versus the fixed income Benchmark during the six-month period. The Portfolio’s overweight corporate positioning, and corresponding underweight in U.S. Treasurys and securitized assets, was performance additive. Investment grade credit spreads tightened during the period as risk appetite increased, with high yield and emerging markets also strongly outperforming U.S. Treasurys on a relative and absolute basis. Investment grade corporates in the U.S. experienced spread tightening of 255 basis points in the April to June period and tightened by 273 basis points year-to-date. The best-performing individual issues in local currency terms were dominated by high yield, high beta names, while financial issues were buoyed by the U.S. government’s stress test results and the related capital raising that was done by banks. From a currency perspective, we increased our exposure to the Norwegian krone, as we believed the currency was trading below fair value. This positioning helped performance.

Team Managed

Mark B. Baribeau, CFA, a Vice President of Loomis Sayles, joined the firm in 1989. He is the Growth portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

Daniel J. Fuss, CFA, CIC, Executive Vice President and Vice Chairman of Loomis Sayles has been with the firm since 1976. He is the portfolio manager of the domestic fixed income securities sector of the Portfolio.

1

Loomis Sayles Global Markets Portfolio	For the period ended 6/30/09
Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary (continued)

Warren N. Koontz, CFA, a Vice President of Loomis Sayles, joined the firm in 1995. He is the Value portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

David Rolley, CFA, Vice President of Loomis Sayles, has been with the firm since 1994. He is the portfolio manager of the international fixed income securities sector of the Portfolio.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Apple, Inc.	3.21%
Standard Chartered Plc	2.47%
QUALCOMM, Inc.	2.46%
China Overseas Land & Investment, Ltd.	2.12%
Petroleo Brasileiro S.A.	1.99%
Visa, Inc.—Class A	1.77%
Wells Fargo & Co.	1.69%
Goldman Sachs Group, Inc. (The)	1.67%
Oracle Corp.	1.53%
JPMorgan Chase & Co.	1.51%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Loomis Sayles Global Markets Portfolio	For the period ended 6/30/09
Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary (continued)

Loomis Sayles Global Markets Portfolio managed by

Loomis, Sayles & Company, L.P. vs. Morgan Stanley Capital International (MSCI) World Index (net)SM 1 and Citigroup World Government Bond Index (WGBI)2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[4]
—	Loomis Sayles Global Markets Portfolio—Class A	14.77%	-23.87%	0.17%	-2.01%
	Class B	14.63%	-24.07%	-0.07%	-2.29%
- -	Morgan Stanley Capital International (MSCI) World Index (net)SM1	6.35%	-29.50%	-8.02%	-8.62%
—	Citigroup World Government Bond Index (WGBI)[2]	-1.50%	4.00%	7.77%	7.60%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Morgan Stanley Capital International (MSCI) World Index (net)SM is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance.

2The Citigroup World Government Bond Index (WGBI) is market capitalization weighted and tracks total returns of government bonds in 21 countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 5/1/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Loomis Sayles Global Markets Portfolio

Class A
Actual	0.75%	$1,000.00	$1,147.70	$3.99
Hypothetical	0.75%	1,000.00	1,021.08	3.76

Class B
Actual	1.00%	$1,000.00	$1,146.30	$5.32
Hypothetical	1.00%	1,000.00	1,019.84	5.01

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipal Bond - 0.2%
Virginia - 0.2%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46 (Cost - $1,364,691)	$1,365,000	$844,567

Asset-Backed Securities - 0.3%
Citibank Credit Card Issuance Trust 5.375%, due 04/10/13(h)	600,000	831,695
MBNA Credit Card Master Note 4.150%, due 04/19/10(h)	665,000	930,093

Total Asset-Backed Securities (Cost $1,680,875)		1,761,788

Domestic Bonds & Debt Securities - 33.1%
Aerospace & Defense - 0.2%
Finmeccanica SpA 4.875%, due 03/24/25(h)	750,000	855,657

Agriculture - 0.3%
Bunge Ltd. Finance Corp. 8.500%, due 06/15/19	370,000	387,542
Embraer Overseas, Ltd. 6.375%, due 01/24/17	1,470,000	1,385,475

		1,773,017

Airlines - 0.5%
Delta Air Lines, Inc. 8.954%, due 08/10/14	1,944,160	1,263,704
8.021%, due 08/10/22	1,947,792	1,236,848

		2,500,552

Auto Components - 0.2%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28	1,228,000	951,700

Automobiles - 0.7%
Ford Motor Co. 6.625%, due 10/01/28	5,610,000	3,057,450
7.450%, due 07/16/31(a)	1,400,000	833,000

		3,890,450

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A)(c)	900,000	985,970

Building Products - 0.4%
Lafarge S.A. 5.375%, due 06/26/17(h)	350,000	431,472
4.750%, due 03/23/20(h)	275,000	312,139
Owens Corning, Inc. 6.500%, due 12/01/16	90,000	79,002
7.000%, due 12/01/36	140,000	99,463
USG Corp. 6.300%, due 11/15/16	195,000	145,275
9.250%, due 01/15/18	1,495,000	1,278,225

		2,345,576

Security Description	Par Amount	Value

Capital Markets - 2.7%
Goldman Sachs Group, Inc. (The) 1.609%, due 05/23/16(b)(h)	$1,650,000	$1,934,811
6.150%, due 04/01/18	1,715,000	1,672,461
6.750%, due 10/01/37	800,000	713,279
6.875%, due 01/18/38(j)	500,000	682,880
Jefferies Group, Inc. 8.500%, due 07/15/19	2,150,000	2,136,285
Morgan Stanley 5.375%, due 11/14/13(j)	1,110,000	1,748,959
4.750%, due 04/01/14	1,515,000	1,432,542
5.375%, due 10/15/15	3,900,000	3,826,434
5.450%, due 01/09/17	820,000	787,412

		14,935,063

Chemicals - 0.3%
Hercules, Inc. 6.500%, due 06/30/29	10,000	5,450
LPG International, Inc. 7.250%, due 12/20/15	400,000	402,000
Lubrizol Corp. 6.500%, due 10/01/34	1,500,000	1,329,433

		1,736,883

Commercial & Professional Services - 0.1%
United Rentals North America, Inc. 7.750%, due 11/15/13(a)	410,000	352,600
7.000%, due 02/15/14(a)	590,000	485,275

		837,875

Commercial Banks - 1.7%
Asian Development Bank 2.350%, due 06/21/27(k)	80,000,000	813,610
Barclays Financial LLC 4.060%, due 09/16/10 (144A)(c)(l)	1,240,000,000	976,129
Canara Bank (London Branch) 6.365%, due 11/28/21	1,700,000	1,496,683
Export-Import Bank of Korea 8.125%, due 01/21/14	1,000,000	1,095,674
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A)(b)(c)	1,955,000	1,528,998
Kreditanstalt fuer Wiederaufbau 2.600%, due 06/20/37(k)	84,000,000	836,584
Santander Issuances S.A Unipersonal 4.750%, due 05/29/19(b)(h)	450,000	568,069
4.500%, due 09/30/19(b)(h)	300,000	373,889
Standard Chartered Bank 5.875%, due 09/26/17(h)	750,000	956,423
Wells Fargo & Co. 4.625%, due 11/02/35(j)	515,000	683,896

		9,329,955

See accompanying notes to financial statements

5

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Communications Equipment - 0.1%
Motorola, Inc. 6.500%, due 09/01/25-11/15/28	$305,000	$208,570
6.625%, due 11/15/37	355,000	241,998
5.220%, due 10/01/97	170,000	75,897

		526,465

Construction Materials - 0.1%
Cemex Finance Europe B.V. 4.750%, due 03/05/14(h)	450,000	414,104

Consumer Finance - 2.7%
Caterpillar Financial Services Corp. 6.125%, due 02/17/14	1,835,000	1,959,347
5.450%, due 04/15/18	295,000	281,336
Ford Motor Credit Co. LLC 5.700%, due 01/15/10	840,000	810,827
9.750%, due 09/15/10	160,000	153,305
8.625%, due 11/01/10	2,070,000	1,946,224
7.000%, due 10/01/13	7,160,000	5,761,831
GMAC LLC 7.250%, due 03/02/11 (144A)(c)	303,000	280,275
6.875%, due 09/15/11-08/28/12 (144A)(c)	309,000	264,385
6.000%, due 12/15/11 (144A)(c)	1,167,000	1,009,455
7.000%, due 02/01/12 (144A)(a)(c)	281,000	241,098
6.625%, due 05/15/12 (144A)(c)	563,000	475,735
7.500%, due 12/31/13 (144A)(c)	191,000	149,935
6.750%, due 12/01/14 (144A)(c)	675,000	536,625
8.000%, due 12/31/18-11/01/31 (144A)(c)	1,184,000	811,520

		14,681,898

Containers & Packaging - 0.1%
OI European Group B.V. 6.875%, due 03/31/17 (144A)(c)(h)	100,000	123,376
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14(h)(a)	300,000	382,746

		506,122

Distributors - 0.2%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16 (144A)(c)	1,380,000	1,138,500

Diversified Financial Services - 2.9%
Bank of America Corp. 4.750%, due 05/06/19(b)(h)	750,000	730,878
CIT Group, Inc. 7.625%, due 11/30/12	3,117,000	2,135,790
5.400%, due 03/07/13	493,000	305,769
12.000%, due 12/18/18 (144A)(c)	5,554,000	2,611,724

Security Description	Par Amount	Value

Diversified Financial Services - continued
General Electric Capital Corp. 1.450%, due 11/10/11(k)	$35,000,000	$344,478
1.000%, due 03/21/12(k)	60,000,000	576,676
4.875%, due 03/04/15(a)	2,105,000	2,050,388
5.625%, due 05/01/18	120,000	113,687
5.875%, due 01/14/38	300,000	238,133
Level 3 Financing, Inc. 9.250%, due 11/01/14	50,000	41,250
8.750%, due 02/15/17	55,000	42,075
SLM Corp. 4.500%, due 07/26/10	20,000	18,905
5.400%, due 10/25/11	80,000	71,989
5.125%, due 08/27/12	90,000	77,053
5.375%, due 01/15/13-05/15/14	595,000	487,200
5.000%, due 10/01/13-06/15/18	3,635,000	2,771,781
5.050%, due 11/14/14	790,000	611,902
8.450%, due 06/15/18	1,775,000	1,520,728
5.625%, due 08/01/33	1,340,000	827,103

		15,577,509

Diversified Telecommunication Services - 2.5%
Axtel S.A.B. de C.V. 7.625%, due 02/01/17 (144A)(c)	1,660,000	1,332,150
Bell Canada 6.100%, due 03/16/35 (144A)(c)(i)	750,000	577,718
GTE Corp. 6.940%, due 04/15/28	55,000	55,291
SK Broadband Co., Ltd. 7.000%, due 02/01/12 (144A)(c)	2,300,000	2,317,250
Level 3 Communications, Inc. 3.500%, due 06/15/12	1,320,000	930,600
New England Telephone and Telegraph Co. 7.875%, due 11/15/29	415,000	427,189
Qtel International Finance, Ltd. 7.875%, due 06/10/19 (144A)(c)	300,000	308,392
Qwest Capital Funding, Inc. 6.500%, due 11/15/18	870,000	674,250
7.625%, due 08/03/21	1,070,000	823,900
6.875%, due 07/15/28	835,000	571,975
7.750%, due 02/15/31	1,445,000	1,033,175
Qwest Corp. 6.875%, due 09/15/33	970,000	712,950
Royal KPN N.V. 4.750%, due 01/17/17(h)	550,000	768,279
Sprint Capital Corp. 6.900%, due 05/01/19	1,015,000	844,988
6.875%, due 11/15/28	970,000	693,550
8.750%, due 03/15/32	350,000	283,500

See accompanying notes to financial statements

6

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Telecom Italia Capital S.A. 4.950%, due 09/30/14	$310,000	$297,105
6.000%, due 09/30/34	350,000	296,491
Telecom Italia S.p.A. 5.375%, due 01/29/19(h)	100,000	130,133
Telefonica Emisiones SAU 4.375%, due 02/02/16(h)	240,000	333,741
Verizon Maryland, Inc. 5.125%, due 06/15/33	130,000	96,603

		13,509,230

Electric Utilities - 1.0%
Abu Dhabi National Energy Co. 7.250%, due 08/01/18 (144A)(c)	1,070,000	1,044,912
6.500%, due 10/27/36 (144A)(c)	1,300,000	1,108,281
Exelon Corp. 4.900%, due 06/15/15	2,750,000	2,563,704
Korea Hydro & Nuclear Power Co., Ltd. 6.250%, due 06/17/14 (144A)(c)	700,000	699,733
Ohio Edison Co. 6.875%, due 07/15/36	320,000	323,979

		5,740,609

Energy Resources - 0.4%
NGPL PipeCo LLC 7.768%, due 12/15/37 (144A)(c)	1,545,000	1,692,898
Southern Natural Gas Co. 7.350%, due 02/15/31	365,000	356,682

		2,049,580

Food Products - 0.8%
Albertson’s, Inc. 7.450%, due 08/01/29	5,470,000	4,512,750

Gas Utilities - 0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A)(c)	865,000	635,775

Health Care Providers & Services - 2.2%
DASA Finance Corp. 8.750%, due 05/29/18 (144A)(c)	1,030,000	1,018,464
HCA, Inc. 6.750%, due 07/15/13	100,000	88,500
6.375%, due 01/15/15	345,000	282,038
7.190%, due 11/15/15	1,150,000	889,073
8.360%, due 04/15/24	1,025,000	681,828
7.690%, due 06/15/25	755,000	467,426
7.500%, due 12/15/23-11/06/33	5,375,000	3,116,257
8.750%, due 11/01/10(j)	375,000	619,921
6.300%, due 10/01/12	1,105,000	1,019,362
6.250%, due 02/15/13	260,000	228,800
5.750%, due 03/15/14	195,000	156,975
6.500%, due 02/15/16	2,185,000	1,775,312

Security Description	Par Amount	Value

Health Care Providers & Services - continued
7.580%, due 09/15/25	$625,000	$387,956
7.050%, due 12/01/27	80,000	49,125
7.750%, due 07/15/36	1,420,000	851,225
Tenet Healthcare Corp. 6.875%, due 11/15/31	910,000	550,550
6.500%, due 06/01/12(a)	55,000	54,768
7.375%, due 02/01/13	45,000	40,725

		12,278,305

Household Durables - 1.6%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15	985,000	852,025
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13(a)	30,000	13,650
6.375%, due 12/15/14	170,000	89,250
8.875%, due 04/01/12	150,000	93,750
6.250%, due 01/15/15-01/15/16	1,810,000	919,350
7.500%, due 05/15/16	15,000	7,425
Lennar Corp. 5.125%, due 10/01/10	160,000	154,400
5.500%, due 09/01/14	195,000	156,975
5.600%, due 05/31/15	4,405,000	3,490,962
6.500%, due 04/15/16(a)	535,000	430,675
Pulte Homes, Inc.
5.200%, due 02/15/15	35,000	29,400
6.375%, due 05/15/33	1,580,000	1,050,700
6.000%, due 02/15/35	1,925,000	1,260,875

		8,549,437

Industrial Conglomerates - 0.8%
Bombardier, Inc. 7.250%, due 11/15/16 (144A)(h)(c)	400,000	482,288
Borden, Inc.
8.375%, due 04/15/16	3,030,000	802,950
9.200%, due 03/15/21	1,910,000	506,150
7.875%, due 02/15/23	899,000	238,235
Hutchison Whampoa International 09, Ltd. 7.625%, due 04/09/19 (144A)(c)	400,000	445,211
Textron, Inc. 3.875%, due 03/11/13(h)	650,000	741,661
Wendel 4.875%, due 05/26/16(h)	750,000	739,022
4.375%, due 08/09/17(h)	450,000	432,167

		4,387,684

Insurance - 0.1%
PPR 4.000%, due 01/29/13(h)	250,000	343,233

See accompanying notes to financial statements

7

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Machinery - 0.1%
Cummins, Inc. 6.750%, due 02/15/27	$509,000	$399,909

Media - 0.5%
Bertelsmann AG 4.750%, due 09/26/16(h)	450,000	549,100
News America, Inc. 6.150%, due 03/01/37	305,000	259,461
Time Warner Cable, Inc.
5.850%, due 05/01/17	435,000	435,066
6.750%, due 07/01/18	505,000	526,877
Time Warner, Inc. 6.500%, due 11/15/36	45,000	39,523
Wolters Kluwer N.V. 6.375%, due 04/10/18(h)	300,000	436,686
WPP Plc 6.000%, due 04/04/17(j)	250,000	356,519

		2,603,232

Metals & Mining - 0.8%
Ispat Inland ULC 9.750%, due 04/01/14	1,092,000	1,145,211
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A)(c)	1,230,000	885,600
United States Steel Corp. 6.650%, due 06/01/37	2,080,000	1,575,665
Vale Overseas, Ltd. 6.875%, due 11/21/36	1,044,000	993,893

		4,600,369

Multiline Retail - 0.5%
JC Penney Corp., Inc.
5.750%, due 02/15/18	230,000	202,193
6.375%, due 10/15/36	3,180,000	2,359,910
7.400%, due 04/01/37(a)	210,000	166,149
7.625%, due 03/01/97	250,000	167,827

		2,896,079

Office Electronics - 0.9%
Xerox Corp.
6.750%, due 02/01/17	1,240,000	1,130,026
6.350%, due 05/15/18	4,115,000	3,678,629

		4,808,655

Oil & Gas Exploration & Production - 0.4%
Petroleos Mexicanos 8.000%, due 05/03/19 (144A)(c)	1,000,000	1,090,000
Valero Energy Corp. 6.625%, due 06/15/37	1,396,000	1,194,391

		2,284,391

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.
5.950%, due 09/15/16	$365,000	$360,638
6.450%, due 09/15/36	1,442,000	1,300,139
Chesapeake Energy Corp.
6.250%, due 01/15/17(h)	650,000	806,500
6.500%, due 08/15/17	155,000	130,975
6.875%, due 11/15/20	600,000	486,000
Colorado Interstate Gas Co. 6.800%, due 11/15/15	5,000	5,161
El Paso Corp. 6.950%, due 06/01/28	5,000	3,787
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A)(c)	850,000	722,500
Midamerican Energy Holdings Co. 6.500%, due 09/15/37	595,000	619,548
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27(a)	540,000	251,100
Noble Group, Ltd. 8.500%, due 05/30/13 (144A)(c)	300,000	285,461
Tennessee Gas Pipeline Co.
7.000%, due 03/15/27	870,000	835,008
7.000%, due 10/15/28(a)	4,635,000	4,439,931
TXU Corp.
5.550%, due 11/15/14	630,000	400,945
6.500%, due 11/15/24	1,620,000	819,851
6.550%, due 11/15/34	120,000	58,291

		11,525,835

Paper & Forest Products - 1.1%
Georgia-Pacific Corp.
8.000%, due 01/15/24	2,300,000	1,966,500
7.375%, due 12/01/25	415,000	323,700
7.250%, due 06/01/28	120,000	90,300
7.750%, due 11/15/29	1,995,000	1,571,062
8.875%, due 05/15/31	1,960,000	1,705,200
Sappi Papier Holding AG 7.500%, due 06/15/32 (144A)(c)	243,000	102,355

		5,759,117

Real Estate - 0.2%
Highwoods Properties, Inc. 5.850%, due 03/15/17	1,445,000	1,152,461

Real Estate Investment Trusts (REITs) - 0.5%
Colonial Realty LP 6.050%, due 09/01/16	175,000	138,134
iStar Financial, Inc.
5.650%, due 09/15/11	180,000	104,446
5.500%, due 06/15/12	115,000	58,396
8.625%, due 06/01/13	3,255,000	1,693,765
5.950%, due 10/15/13(a)	955,000	420,527

See accompanying notes to financial statements

8

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Real Estate Investment Trusts (REITs) - continued
5.700%, due 03/01/14	$125,000	$52,544
6.050%, due 04/15/15	40,000	16,015
5.875%, due 03/15/16	40,000	16,017

		2,499,844

Road & Rail - 0.2%
DP World, Ltd. 6.850%, due 07/02/37 (144A)(c)	1,300,000	868,590

Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13	105,000	96,731

Specialty Retail - 1.7%
Edcon Proprietary, Ltd.
4.527%, due 06/15/14 (144A)(b)(c)(h)	870,000	713,548
4.527%, due 06/15/14(b)(h)(a)	610,000	500,303
Home Depot, Inc.
5.400%, due 03/01/16	430,000	429,829
5.875%, due 12/16/36	5,230,000	4,628,906
Toys R Us, Inc.
7.875%, due 04/15/13(a)	565,000	474,600
7.375%, due 10/15/18	3,615,000	2,602,800

		9,349,986

Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11	454,000	448,234
Odebrecht Finance, Ltd. 7.500%, due 10/18/17 (144A)(c)	400,000	398,000

		846,234

Tobacco - 0.2%
Imperial Tobacco Finance Plc 4.375%, due 11/22/13(h)	550,000	743,530
Reynolds American, Inc.
6.750%, due 06/15/17	510,000	476,900
7.250%, due 06/15/37	125,000	103,467

		1,323,897

Water Utilities - 0.1%
Veolia Environnement 5.125%, due 05/24/22(h)	565,000	690,619

Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc.
6.875%, due 10/31/13	477,000	397,103
7.375%, due 08/01/15	2,125,000	1,705,312
Series F 5.950%, 03/15/14	754,000	597,545
SK Telecom Co., Ltd. 6.625%, due 07/20/27 (144A)(c)	1,175,000	1,091,342

Security Description	Par Amount	Value

Wireless Telecommunication Services - continued
Sprint Nextel Corp. 6.000%, due 12/01/16	$109,000	$89,653

		3,880,955

Total Domestic Bonds & Debt Securities (Cost $201,622,319)		180,580,803

U. S. Government & Agency Obligations - 1.1%
U.S. Treasury Note
0.875%, due 02/28/11(a)	1,400,000	1,399,458
1.125%, due 12/15/11(a)	4,770,000	4,747,643

Total U.S. Government & Agency Obligations (Cost $6,195,076)		6,147,101

Foreign Bonds & Debt Securities - 1.3%
Australia - 0.1%
New South Wales Treasury Corp. 7.000%, due 12/01/10(f)	645,000	542,098

Brazil - 0.0%
ISA Capital do Brasil S.A. 7.875%, due 01/30/12 (144A)(c)	105,000	108,675

Canada - 0.1%
Canadian Government Bond 4.500%, due 06/01/15(i)	775,000	731,270

Norway - 0.4%
Norwegian Government Bond
6.500%, due 05/15/13(n)	8,805,000	1,538,482
4.250%, due 05/19/17(n)	1,950,000	310,389

		1,848,871

South Africa - 0.3%
South Africa Government International Bond 4.500%, due 04/05/16(h)	1,320,000	1,681,306

Uruguay - 0.4%
Uruguay Government International Bond 4.250%, due 04/05/27(o)	68,000,000	2,391,886

Total Foreign Bonds & Debt Securities (Cost $7,939,934)		7,304,106

Foreign Bonds & Debt Securites - Emerging Markets - 1.1%
Sovereign - 1.1%
Banco Nacional de Desenvolvimento Economico e Social 6.500%, due 06/10/19 (144A)(c)	400,000	400,691
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/14(g)	270,000	1,277,640

See accompanying notes to financial statements

9

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Sovereign - continued
Indonesia Government International Bond
11.625%, due 03/04/19 (144A)(c)	$500,000	$635,625
7.750%, due 01/17/38 (144A)(c)	1,750,000	1,610,000
MDC-GMTN B.V. 7.625%, due 05/06/19 (144A)(c)	250,000	242,166
Mexican Bonos 9.000%, due 12/24/09(m)	20,000,000	1,547,304
Republic of Indonesia 6.625%, due 02/17/37 (144A)(c)	200,000	166,000

		5,879,426

Total Foreign Bonds & Debt Securites - Emerging Markets (Cost $5,236,818)		5,879,426

Convertible Bonds - 0.6%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.
5.250%, due 12/15/11	255,000	209,100
7.000%, due 03/15/15 (144A)(d)	1,015,000	1,086,050

		1,295,150

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals 3.000%, due 08/16/10	385,000	394,144

Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. 1.708%, due 10/01/12(b)	1,150,000	440,680

Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12(a)	910,000	588,087

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. 3.125%, due 06/15/12	400,000	309,500

Total Convertible Bonds (Cost $3,847,075)		3,027,561

Common Stocks - 58.1%
Aerospace & Defense - 0.8%
Goodrich Corp.	89,350	4,464,820

Automobiles - 1.7%
Dongfeng Motor Group Co., Ltd.	4,914,000	4,157,661
Honda Motor Co., Ltd.(a)	188,861	5,166,136

		9,323,797

Biotechnology - 1.0%
CSL, Ltd.	96,627	2,496,172
Vertex Pharmaceuticals, Inc.*	86,480	3,082,147

		5,578,319

Security Description	Shares	Value

Capital Markets - 2.8%
Credit Suisse Group AG	131,222	$5,988,587
Goldman Sachs Group, Inc. (The)	61,761	9,106,042

		15,094,629

Chemicals - 1.1%
Sociedad Quimica y Minera de Chile S.A. (ADR)(a)	161,062	5,828,834

Commercial Banks - 4.2%
Standard Chartered Plc	717,241	13,506,474
Wells Fargo & Co.	380,586	9,233,016

		22,739,490

Communications Equipment - 4.7%
Cisco Systems, Inc.*	243,187	4,533,006
Nokia Oyj (ADR)(a)	188,612	2,749,963
QUALCOMM, Inc.	296,721	13,411,789
Research In Motion, Ltd.*	70,966	5,042,134

		25,736,892

Computers & Peripherals - 4.6%
Apple, Inc.*	123,084	17,530,854
International Business Machines Corp.	75,490	7,882,666

		25,413,520

Construction & Engineering - 0.6%
URS Corp.*	65,981	3,267,379

Construction Materials - 1.1%
China National Building Material Co., Ltd.	3,078,000	5,944,606

Diversified Financial Services - 4.6%
Bank of America Corp.	420,567	5,551,484
BM&F BOVESPA S.A.	896,198	5,371,261
Hong Kong Exchanges & Clearing, Ltd.	400,500	6,218,683
JPMorgan Chase & Co.	241,221	8,228,048

		25,369,476

Electrical Equipment - 3.4%
ABB, Ltd.*	506,496	7,967,233
First Solar, Inc.*(a)	47,104	7,636,500
Gamesa Corporacion Tecnologica S.A.	150,530	2,856,029

		18,459,762

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	249,732	4,010,696

Food & Staples Retailing - 0.8%
BIM Birlesik Magazalar A.S.	122,270	4,280,058

Food Products - 0.5%
Want Want China Holdings, Ltd.	5,138,470	2,875,614

Health Care Equipment & Supplies - 0.5%
Covidien Plc	69,981	2,620,089

Industrial Conglomerates - 1.0%
Siemens AG	80,069	5,539,852

See accompanying notes to financial statements

10

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Internet & Catalog Retail - 2.4%
Amazon.com, Inc.*	90,841	$7,599,758
Priceline.com, Inc.*(a)	47,611	5,311,007

		12,910,765

Internet Software & Services - 1.4%
Google, Inc. - Class A*	18,802	7,926,735

IT Services - 1.8%
Visa, Inc. - Class A(a)	154,880	9,642,829

Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc.	119,628	5,994,559
Vale S.A. (ADR)	211,647	3,731,337

		9,725,896

Oil, Gas & Consumable Fuels - 4.9%
BG Group Plc	269,686	4,530,421
Petroleo Brasileiro S.A.	533,699	10,885,776
Range Resources Corp.	99,656	4,126,755
Southwestern Energy Co.*	181,102	7,035,813

		26,578,765

Personal Products - 1.2%
Natura Cosmeticos S.A.	489,000	6,433,752

Pharmaceuticals - 0.9%
Abbott Laboratories	103,677	4,876,966

Professional Services - 0.7%
Capita Group Plc	330,706	3,898,060

Real Estate Management & Development - 2.1%
China Overseas Land & Investment, Ltd.	5,019,611	11,544,487

Road & Rail - 0.7%
Union Pacific Corp.	78,280	4,075,257

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. - Class A*	170,841	4,235,148
MediaTek, Inc.	280,194	3,333,007
Samsung Electronics Co., Ltd.	9,900	4,584,917

		12,153,072

Software - 2.9%
McAfee, Inc.*(a)	175,646	7,410,505
Oracle Corp.	390,385	8,362,046

		15,772,551

Specialty Retail - 1.0%
Industria de Diseno Textil S.A.	108,878	5,229,224

Total Common Stocks (Cost $286,244,817)		317,316,192

Preferred Stocks - 1.0%
Commercial Banks - 0.9%
Itau Unibanco Banco Multiplo S.A.	326,928	5,172,964

Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.000% (144A)(c)	906	389,637

Security Description	Shares/Par Amount	Value

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp.*	52,166	$60,643
Federal National Mortgage Assoc.(a)	71,600	95,944

		156,587

Total Preferred Stocks (Cost $7,481,655)		5,719,188

Convertible Preferred Stocks - 0.3%
Consumer Finance - 0.0%
SLM Corp. 6.000%, due 12/15/43	6,350	94,615

Diversified Telecommunication Services - 0.3%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17	2,063	1,258,430

Total Convertible Preferred Stocks (Cost $1,600,636)		1,353,045

Short-Term Investments - 6.8%
Mutual Funds - 4.9%
State Street Navigator Securities Lending Trust Prime Portfolio(e)	26,757,072	26,757,072

Repurchase Agreements - 1.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $7,333,409 on 07/01/09 collateralized by $6,910,000 FHLB at 5.600% due 06/28/11 with a value of $7,480,075.	$7,333,407	7,333,407
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $259,191 on 07/01/09 collateralized by $250,000 FNMA at 5.250% due 08/01/12 with a value of $264,375.	259,191	259,191
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $3,002,403 on 07/01/09 collateralized by $3,050,000 FNMA at 1.722% due 05/10/11 with a value of $3,065,250.	3,002,402	3,002,402

Total Short-Term Investments (Cost $37,352,072)		37,352,072

TOTAL INVESTMENTS - 103.9% (Cost $560,565,968)		567,285,849

Other Assets and Liabilities (net) - (3.9)%		(21,469,340)

NET ASSETS - 100.0%		$545,816,509

See accompanying notes to financial statements

11

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $32,506,987 of net assets.
(d)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $1,086,050 of net assets.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Par shown in Australian Dollar. Value is shown in USD.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Euro Currency. Value is shown in USD.
(i)	Par shown in Canadian Dollar. Value is shown in USD.
(j)	Par shown in Pound Sterling. Value is shown in USD.
(k)	Par shown in Japanese Yen. Value is shown in USD.
(l)	Par shown in South Korean Won. Value is shown in USD.
(m)	Par shown in Mexican Peso. Value is shown in USD.
(n)	Par shown in Norwegian Krone. Value is shown in USD.
(o)	Par shown in Uruguayan Peso. Value is shown in USD.

ADR - American Depositary Receipts

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

12

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Porfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bond
Virginia	$—	$844,567	$—	$844,567
Asset-Backed Securities	—	1,761,788	—	1,761,788
Domestic Bonds & Debt Securities
Aerospace & Defense	—	855,657	—	855,657
Agriculture	—	1,773,017	—	1,773,017
Airlines	—	2,500,552	—	2,500,552
Auto Components	—	951,700	—	951,700
Automobiles	—	3,890,450	—	3,890,450
Beverages	—	985,970	—	985,970
Building Products	—	2,345,576	—	2,345,576
Capital Markets	—	14,935,063	—	14,935,063
Chemicals	—	1,736,883	—	1,736,883
Commercial & Professional Services	—	837,875	—	837,875
Commercial Banks	—	9,329,955	—	9,329,955
Communications Equipment	—	526,465	—	526,465
Construction Materials	—	414,104	—	414,104
Consumer Finance	—	14,681,898	—	14,681,898
Containers & Packaging	—	506,122	—	506,122
Distributors	—	1,138,500	—	1,138,500
Diversified Financial Services	—	15,577,509	—	15,577,509
Diversified Telecommunication Services	—	13,509,230	—	13,509,230
Electric Utilities	—	5,740,609	—	5,740,609
Energy Resources	—	2,049,580	—	2,049,580
Food Products	—	4,512,750	—	4,512,750
Gas Utilities	—	635,775	—	635,775
Health Care Providers & Services	—	12,278,305	—	12,278,305
Household Durables	—	8,549,437	—	8,549,437
Industrial Conglomerates	—	4,387,684	—	4,387,684
Insurance	—	343,233	—	343,233
Machinery	—	399,909	—	399,909
Media	—	2,603,232	—	2,603,232
Metals & Mining	—	4,600,369	—	4,600,369
Multiline Retail	—	2,896,079	—	2,896,079
Office Electronics	—	4,808,655	—	4,808,655
Oil & Gas Exploration & Production	—	2,284,391	—	2,284,391

See accompanying notes to financial statements

13

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil, Gas & Consumable Fuels	$—	$11,525,835	$—	$11,525,835
Paper & Forest Products	—	5,759,117	—	5,759,117
Real Estate	—	1,152,461	—	1,152,461
Real Estate Investment Trusts (REITs)	—	2,499,844	—	2,499,844
Road & Rail	—	868,590	—	868,590
Semiconductors & Semiconductor Equipment	—	96,731	—	96,731
Specialty Retail	—	9,349,986	—	9,349,986
Thrifts & Mortgage Finance	—	846,234	—	846,234
Tobacco	—	1,323,897	—	1,323,897
Water Utilities	—	690,619	—	690,619
Wireless Telecommunication Services	—	3,880,955	—	3,880,955
Total Domestic Bonds & Debt Securities	—	180,580,803	—	180,580,803
U. S. Government & Agency Obligations	—	6,147,101	—	6,147,101
Foreign Bonds & Debt Securities
Australia	—	542,098	—	542,098
Brazil	—	108,675	—	108,675
Canada	—	731,270	—	731,270
Norway	—	1,848,871	—	1,848,871
South Africa	—	1,681,306	—	1,681,306
Uruguay	—	2,391,886	—	2,391,886
Total Foreign Bonds & Debt Securities	—	7,304,106	—	7,304,106
Foreign Bonds & Debt Securites - Emerging Markets
Sovereign	—	5,879,426	—	5,879,426
Total Foreign Bonds & Debt Securites - Emerging Markets	—	5,879,426	—	5,879,426
Convertible Bonds
Diversified Telecommunication Services	—	1,295,150	—	1,295,150
Pharmaceuticals	—	394,144	—	394,144
Real Estate Investment Trusts (REITs)	—	440,680	—	440,680
Semiconductors & Semiconductor Equipment	—	588,087	—	588,087
Wireless Telecommunication Services	—	309,500	—	309,500
Total Convertible Bonds	—	3,027,561	—	3,027,561
Common Stocks
Aerospace & Defense	4,464,820	—	—	4,464,820
Automobiles	—	9,323,797	—	9,323,797
Biotechnology	3,082,147	2,496,172	—	5,578,319
Capital Markets	9,106,042	5,988,587	—	15,094,629
Chemicals	5,828,834	—	—	5,828,834
Commercial Banks	9,233,016	13,506,474	—	22,739,490
Communications Equipment	25,736,892	—	—	25,736,892
Computers & Peripherals	25,413,520	—	—	25,413,520
Construction & Engineering	3,267,379	—	—	3,267,379
Construction Materials	—	5,944,606	—	5,944,606
Diversified Financial Services	19,150,793	6,218,683	—	25,369,476
Electrical Equipment	7,636,500	10,823,262	—	18,459,762

See accompanying notes to financial statements

14

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Electronic Equipment, Instruments & Components	$4,010,696	$—	$—	$4,010,696
Food & Staples Retailing	—	4,280,058	—	4,280,058
Food Products	—	2,875,614	—	2,875,614
Health Care Equipment & Supplies	2,620,089	—	—	2,620,089
Industrial Conglomerates	—	5,539,852	—	5,539,852
Internet & Catalog Retail	12,910,765	—	—	12,910,765
Internet Software & Services	7,926,735	—	—	7,926,735
IT Services	9,642,829	—	—	9,642,829
Metals & Mining	9,725,896	—	—	9,725,896
Oil, Gas & Consumable Fuels	22,048,344	4,530,421	—	26,578,765
Personal Products	6,433,752	—	—	6,433,752
Pharmaceuticals	4,876,966	—	—	4,876,966
Professional Services	—	3,898,060	—	3,898,060
Real Estate Management & Development	—	11,544,487	—	11,544,487
Road & Rail	4,075,257	—	—	4,075,257
Semiconductors & Semiconductor Equipment	4,235,148	7,917,924	—	12,153,072
Software	15,772,551	—	—	15,772,551
Specialty Retail	—	5,229,224	—	5,229,224
Total Common Stocks	217,198,971	100,117,221	—	317,316,192
Preferred Stocks
Commercial Banks	5,172,964	—	—	5,172,964
Diversified Financial Services	—	389,637	—	389,637
Thrifts & Mortgage Finance	95,944	60,643	—	156,587
Total Preferred Stocks	5,268,908	450,280	—	5,719,188
Convertible Preferred Stocks
Consumer Finance	94,615	—	—	94,615
Telecommunication Services - Diversified	1,258,430	—	—	1,258,430
Total Convertible Preferred Stocks	1,353,045	—	—	1,353,045
Short-Term Investments
Mutual Funds	26,757,072	—	—	26,757,072
Repurchase Agreement	—	10,595,000	—	10,595,000
Total Short-Term Investments	26,757,072	10,595,000	—	37,352,072
TOTAL INVESTMENTS	$250,577,996	$316,707,853	$—	$567,285,849

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Discounts	Realized Loss	Net Transfers out of Level 3	Balance as of June 30, 2009
Domestic Bonds & Debt
Metals & Mining	$405,900	$630	$479,070	$(885,600)	$—
Total	$405,900	$630	$479,070	$(885,600)	$—

See accompanying notes to financial statements

15

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Loomis Sayles Global Markets Portfolio
Assets
Investments, at value (a)(b)	$556,690,849
Repurchase Agreement	10,595,000
Cash	44,223
Cash denominated in foreign currencies (c)	2,454,594
Receivable for investments sold	1,139,839
Receivable for Trust shares sold	47,558
Dividends receivable	176,893
Interest receivable	4,136,961

Total assets	575,285,917

Liabilities
Payables for:
Investments purchased	2,151,702
Trust shares redeemed	101,961
Distribution and services fees—Class B	14,355
Collateral for securities on loan	26,757,072
Management fee	312,645
Administration fee	3,279
Deferred Trustee fees	3,427
Custodian and accounting fees	41,292
Accrued expenses	83,675

Total liabilities	29,469,408

Net Assets	$545,816,509

Net Assets Represented by
Paid in surplus	$798,771,613
Accumulated net realized loss	(271,823,209)
Unrealized appreciation on investments and foreign currency	6,736,852
Undistributed net investment income	12,131,253

Total	$545,816,509

Net Assets
Class A	$475,516,904

Class B	70,299,605

Capital Shares Outstanding
Class A	58,424,275

Class B	8,673,587

Net Asset Value and Offering Price Per Share
Class A	$8.14

Class B	8.11

(a) Investments at cost, excluding repurchase agreements	$549,970,968
(b) Includes cash collateral for securities loaned of	26,757,072
(c) Cost of cash denominated in foreign currencies	2,463,138

See accompanying notes to financial statements

16

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Loomis Sayles Global Markets Portfolio
Investment Income
Dividends (1)	$3,197,446
Interest (2)	11,824,997

Total investment income	15,022,443

Expenses
Management fee	2,232,322
Administration fees	27,897
Custodian and accounting fees	97,500
Distribution and services fees—Class B	75,053
Audit and tax services	37,135
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	35,499
Insurance	4,139
Other	3,684

Total expenses	2,539,662
Less broker commission recapture	(46,863)

Net expenses	2,492,799

Net investment income	12,529,644

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(104,410,302)
Futures contracts	1,468,281
Foreign currency	311,140

Net realized loss on investments, futures contracts and foreign currency	(102,630,881)

Net change in unrealized appreciation on:
Investments	173,737,889
Foreign currency	143,672

Net change in unrealized appreciation on investments and foreign currency	173,881,561

Net realized and unrealized gain on investments, futures contracts and foreign currency	71,250,680

Net Increase in Net Assets from Operations	$83,780,324

(1) Dividend income is net of foreign withholding taxes of:	$175,205
(2) Interest income includes securities lending net income of:	244,663

See accompanying notes to financial statements

17

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Loomis Sayles Global Markets Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$12,529,644	$23,207,190
Net realized loss on investments, future contracts and foreign currency	(102,630,881)	(149,616,031)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	173,881,561	(317,136,537)

Net increase (decrease) in net assets resulting from operations	83,780,324	(443,545,378)

Distributions to Shareholders
From net investment income
Class A	(18,634,278)	(43,394,836)
Class B	(1,427,323)	(3,634,646)
From net realized gains
Class A	—	(55,981,114)
Class B	—	(4,770,811)

Net decrease in net assets resulting from distributions	(20,061,601)	(107,781,407)

Capital Share Transactions
Proceeds from shares sold
Class A	37,239,994	192,281,757
Class B	10,432,463	60,558,015
Net asset value of shares issued through dividend reinvestment
Class A	18,634,278	99,375,950
Class B	1,427,323	8,405,457
Cost of shares repurchased
Class A	(316,940,314)	(114,039,220)
Class B	(7,816,020)	(42,327,855)

Net increase (decrease) in net assets from capital share transactions	(257,022,276)	204,254,104

Net Decrease in Net Assets	(193,303,553)	(347,072,681)
Net assets at beginning of period	739,120,062	1,086,192,743

Net assets at end of period	$545,816,509	$739,120,062

Net assets at end of period includes undistributed net investment income	$12,131,253	$19,663,210

See accompanying notes to financial statements

18

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Loomis Sayles Global Markets Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006(b)
Net Asset Value, Beginning of Period	$7.29	$13.27	$10.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.14	0.25	0.24	0.11
Net Realized/Unrealized Gain (Loss) on Investments	0.91	(5.00)	2.67	0.36

Total From Investment Operations	1.05	(4.75)	2.91	0.47

Less Distributions
Dividends from Net Investment Income	(0.20)	(0.54)	—	(0.11)
Distributions from Net Realized Capital Gains	—	(0.69)	—	—

Total Distributions	(0.20)	(1.23)	—	(0.11)

Net Asset Value, End of Period	$8.14	$7.29	$13.27	$10.36

Total Return	14.77%	(39.10)%	28.09%	4.66%
Ratio of Expenses to Average Net Assets After Reimbursement	0.75%*	0.72%	0.74%	0.87%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.76%*	0.73%	0.74%	0.88%*
Ratio of Net Investment Income to Average Net Assets	3.93%*	2.48%	2.05%	1.72%*
Portfolio Turnover Rate	56.6%	134.4%	120.4%	45.9%
Net Assets, End of Period (in millions)	$475.5	$680.0	$1,007.2	$523.5

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006(b)
Net Asset Value, Beginning of Period	$7.24	$13.22	$10.34	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.13	0.22	0.23	0.09
Net Realized/Unrealized Gain (Loss) on Investments	0.92	(4.98)	2.65	0.35

Total From Investment Operations	1.05	(4.76)	2.88	0.44

Less Distributions
Dividends from Net Investment Income	(0.18)	(0.53)	—	(0.10)
Distributions from Net Realized Capital Gains	—	(0.69)	—	—

Total Distributions	(0.18)	(1.22)	—	(0.10)

Net Asset Value, End of Period	$8.11	$7.24	$13.22	$10.34

Total Return	14.63%	(39.26)%	27.85%	4.37%
Ratio of Expenses to Average Net Assets After Reimbursement	1.00%*	0.97%	1.02%	1.15%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.01%*	0.98%	1.02%	1.16%*
Ratio of Net Investment to Average Net Assets	3.65%*	2.23%	1.94%	1.36%*
Portfolio Turnover Rate	56.6%	134.4%	120.4%	45.9%
Net Assets, End of Period (in millions)	$70.3	$59.1	$79.0	$9.8

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.

See accompanying notes to financial statements

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Loomis Sayles Global Markets Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

20

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2006 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$158,723,345	$158,723,345

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

21

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

L. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

M. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

22

MET INVESTORS SERIES TRUST

Notes to Financial Statements June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Loomis, Sayles & Company, L.P. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$2,232,322	0.70%	First $500 Million

	0.65%	$500 Million to $1 Billion

	0.60%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	93,340,210	5,081,731	2,577,355	(42,575,021)	(34,915,935)	58,424,275
12/31/2008	75,877,044	19,735,181	8,817,742	(11,089,757)	17,463,166	93,340,210

Class B

6/30/2009	8,166,106	1,405,212	198,239	(1,095,970)	507,481	8,673,587
12/31/2008	5,973,748	5,573,304	749,149	(4,130,095)	2,192,358	8,166,106

23

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$2,999,776	$338,258,922	$1,598,995	$497,018,352

At June 30, 2009 the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$560,565,968	$51,529,838	$(44,809,957)	$6,719,881

6. Securities Lending

As of June 30, 2009 Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$26,034,319	$26,757,072	—	$26,757,072

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the period ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$63,236,117	$—	$44,545,290	$—	$107,781,407	$—

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$20,061,571	$—	$(178,012,053)	$(158,723,345)	$(316,673,827)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has

24

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Market, Credit and Counterparty Risk - continued

unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

25

Lord Abbett Bond Debenture Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 17.20%, 16.95% and 17.07% for Class A, B and E Shares, respectively, versus 1.90% for its benchmark, the Barclays Capital U.S. Aggregate Bond Index, 29.88% for the Merrill Lynch High Yield Master II Constrained Index and 21.91% for the Hybrid Index, respectively.

Market Environment/Conditions

After the volatility of 2008, when investors sought the safety of U.S. government debt and Treasury yields fell significantly, investors moved away from risk-free assets in the first half of 2009.

As a consequence, prices on U.S. Treasury bonds fell and their yields rose in the six-month period ended June 30, 2009. Increased demand for risk-bearing assets—such as investment-grade and high-yield corporate bonds, floating rate loans, and municipal bonds—drove prices in that sector higher and sent yields lower in the same period.

During the six-month period, credit spreads on investment-grade corporate bonds tightened by 273 basis points. The improved sentiment regarding corporate debt led to a gain of 15.29% on the Barclays Capital Baa Corporate Index as of June 30, 2009. Companies with investment-grade credit ratings took advantage of the falling risk premiums to issue a significant amount of debt, which amounted to $709.4 billion through the end of May, up more than 54% compared with the end of May 2008.

Meanwhile, spreads on high-yield corporate bonds tightened by about 10 percentage points through June 2009, and the Merrill Lynch High Yield Master II Index climbed 29.37% during the first half of the year. Similar to investment-grade companies, those with high-yield credit ratings looked to raise capital, and they issued $42.6 billion in debt through May 2009, up nearly 47.8% compared with the same time period in 2008.

Proceeds from many of the high-yield bonds that companies issued were used to refinance existing debt within their capital structure. It was estimated that the proceeds from about 60% of the bonds issued through May were used to repay loans. In addition to those loan repayments, total first half issuance of floating rate loans, or leveraged loans, contracted by more than 38% when compared to the first half of 2008. The lack of new supply did not adversely affect the market for floating rate loans, however, as the Credit Suisse Leveraged Loan Index climbed 22.8% through the first half of 2009.

The tax-exempt market also outperformed Treasuries in the six-month period. The yield on an index of generic ‘AAA’ rated general obligation municipal bonds fell 39 basis points during the first half of the year, and the Barclays Capital Municipal Bond Index rose 6.42% as of June 30, 2009. The introduction of Build America Bonds, which were part of the American Reinvestment and Recovery Act, was one factor that helped the municipal bond market, as these taxable securities alleviated some concerns that the tax-exempt market would be saturated with new issue supply from various municipalities.

Yields on longer-term Treasuries rose in the six-month period, amid a rising federal deficit, increased bond supply, and concerns about future inflation. The higher yields on long-term Treasuries steepened the curve between 2 year and ten-year yields to a record level in the first six months of the year.

The various monetary policy initiatives implemented in 2008 remained in place during the first half of 2009, and although the Federal Reserve said data released during the quarter suggested that the pace of the contraction was slowing, it continued to hold the fed funds rate in a range of 0 - 0.25%. Many short-term lending markets showed signs of improvement during the first half of the year, and the Fed said it would continue to monitor the size and composition of its balance sheet and would make adjustments to its credit and liquidity programs as warranted.

Portfolio Review/Current Positioning

Among the top contributors to performance were the health services, gas distribution, and software services sectors. Within the health services sector, hospitals rallied driven by strong first quarter results. Tenet Healthcare Corp. and HCA, Inc. were among the top performers within health services. Gas distribution holdings continued to advance after a strong first quarter. The sector has benefited from improved liquidity through asset sales and bond and equity offerings. El Paso Corp. had a new bond offering at the end of 2008 and good first quarter earnings. Within the software services sector, SunGard Data Systems was a top performer, advancing on good earnings reports and an improved outlook regarding its customers’ capital spending.

Most industries contributed positively to performance, however printing & publishing and retailers were among those contributing the least. Within printing & publishing, yellow page directory publishers Idearc, Inc. and R.H. Donnelley have been negatively impacted by declining print advertising sales in the weak economic environment. Retailers have also suffered during the recession as consumers have cut back on spending. Same store sales at JC Penney and Limited Brands have continued to decline in recent months. The aerospace & defense sector detracted from performance with Hawker Beechcraft as a poor performer in the sector. The manufacturer of business and special mission aircraft reported that earnings results were negatively impacted by fewer commercial aircraft deliveries and charges associated with work force reductions.

Christopher J. Towle, CFA,

Partner and Director

Lord, Abbett & Co. LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual

1

Lord Abbett Bond Debenture Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary (continued)

outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Ford Motor Credit Co. (7.250%, due 10/25/11)	0.81%
Qwest Capital Funding, Inc. (7.900%, due 08/15/10)	0.80%
Federal National Mortgage Assoc. (5.500%, due 01/01/37)	0.79%
Cincinnati Bell, Inc. (8.375%, due 01/15/14)	0.74%
General Motor Acceptance Corp. (7.250%, due 03/02/11)	0.74%
Crown Cork & Seal, Inc. (7.375%, due 12/15/26)	0.70%
Edison Mission Energy (7.750%, due 06/15/16)	0.68%
Texas Competitive Electric Holdings Co. LLC (10.250%, due 11/01/15)	0.67%
HCA, Inc. (9.125%, due 11/15/14)	0.66%
Community Health Systems, Inc. (8.875%, due 06/15/15)	0.65%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Lord Abbett Bond Debenture Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary (continued)

Lord Abbett Bond Debenture Portfolio managed by Lord, Abbett & Co. LLC vs. Barclays Capital U.S. Aggregate Bond Index1, Merrill Lynch High Yield Master II Constrained Index2 and Hybrid Index3

Growth Based on $10,000+

		Average Annual Return[4] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[5]
—	Lord Abbett Bond Debenture Portfolio— Class A	17.20%	-3.79%	2.95%	4.09%	4.62%	—
	Class B	16.95%	-4.03%	2.72%	3.84%	—	4.64%
	Class E	17.07%	-3.90%	2.82%	3.94%	—	5.19%
- -	Barclays Capital U.S. Aggregate Bond Index[1]	1.90%	6.05%	6.43%	5.01%	5.98%	—
- -	Merrill Lynch High Yield Master II Constrained Index[2]	29.88%	-3.53%	1.81%	4.10%	4.44%	—
—	Hybrid Index[3]	21.91%	-4.44%	1.71%	3.53%	4.49%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quase-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

3The Hybrid Index is comprised of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Barclays Capital U.S. Aggregate Bond Index, 20% Merrill Lynch All Convertible Index.

The Merrill Lynch All Convertible Index is composed of approximately 700 issues of only convertible bonds and preferreds of all qualities.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5Inception of Class A shares is 5/1/96. Inception of the Class B shares is 3/22/01. Inception of the Class E shares is 4/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Lord Abbett Bond Debenture Portfolio

Class A
Actual	0.55%	$1,000.00	$1,169.60	$2.96
Hypothetical	0.55%	1,000.00	1,022.07	2.76

Class B
Actual	0.80%	$1,000.00	$1,168.30	$4.30
Hypothetical	0.80%	1,000.00	1,020.83	4.01

Class E
Actual	0.70%	$1,000.00	$1,169.50	$3.77
Hypothetical	0.70%	1,000.00	1,021.32	3.51

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Domestic Bonds & Debt Securities - 80.6%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. 10.500%, due 05/01/14 (144A)(a)	$3,250,000	$3,380,000
Esterline Technologies Corp.
7.750%, due 06/15/13	3,000,000	2,925,000
6.625%, due 03/01/17	1,150,000	1,056,563
Honeywell International, Inc. 5.300%, due 03/01/18	5,640,000	5,900,404
L-3 Communications Corp.
6.125%, due 01/15/14	6,000,000	5,610,000
6.375%, due 10/15/15	4,050,000	3,695,625
Vought Aircraft Industries, Inc. 8.000%, due 07/15/11	3,350,000	2,110,500

		24,678,092

Agriculture - 0.1%
Bunge NA Finance LP 5.900%, due 04/01/17	1,375,000	1,260,365

Auto Components - 0.7%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14(b)	5,000,000	325,000
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16	1,775,000	1,801,625
Stanadyne Corp., Series 1 10.000%, due 08/15/14	2,075,000	1,628,875
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15(c)	2,750,000	1,251,250
Tenneco Automotive, Inc. 8.625%, due 11/15/14(b)	3,375,000	2,446,875
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A)(a)	5,000,000	3,475,000

		10,928,625

Automobiles - 0.2%
Ford Motor Co.
9.500%, due 09/15/11	500,000	417,500
7.450%, due 07/16/31(b)	3,575,000	2,127,125

		2,544,625

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A)(a)	6,000,000	6,573,132
Brown-Forman Corp. - Class B 5.000%, due 02/01/14(b)	1,950,000	2,011,310
Constellation Brands, Inc. 7.250%, due 05/15/17(b)	5,000,000	4,650,000

		13,234,442

Security Description	Par Amount	Value

Building Products - 0.1%
NTK Holdings, Inc. 0.000%/10.750% , due 03/01/14(c)	$3,650,000	$310,250
Owens Corning, Inc. 9.000%, due 06/15/19(b)	1,625,000	1,578,739
William Lyon Homes, Inc. 10.750%, due 04/01/13	1,250,000	450,000

		2,338,989

Chemicals - 2.8%
Airgas, Inc.
6.250%, due 07/15/14	4,000,000	3,790,000
7.125%, due 10/01/18 (144A)(a)	1,600,000	1,504,000
Ashland, Inc. 9.125%, due 06/01/17 (144A)(a)	2,400,000	2,502,000
Dow Chemical Co. (The) 8.550%, due 05/15/19(b)	1,500,000	1,505,144
Equistar Chemicals LP 7.550%, due 02/15/26(d)	7,815,000	2,500,800
Huntsman LLC 11.500%, due 07/15/12	1,320,000	1,343,100
IMC Global, Inc. 7.300%, due 01/15/28	4,900,000	4,184,281
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A)(a)	9,000,000	2,835,000
MacDermid, Inc. 9.500%, due 04/15/17 (144A)(a)	4,000,000	2,940,000
Mosaic Co. (The) 7.375%, due 12/01/14 (144A)(a)	1,850,000	1,907,613
Nalco Co.
8.875%, due 11/15/13(b)	4,650,000	4,766,250
8.250%, due 05/15/17 (144A)(a)	2,000,000	2,020,000
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14(b)	4,500,000	4,252,500
Terra Capital, Inc. 7.000%, due 02/01/17	6,000,000	5,512,500

		41,563,188

Commercial & Professional Services - 3.0%
Aleris International, Inc. 10.000%, due 12/15/16(d)	4,330,000	113,663
Allied Waste North America, Inc.
7.250%, due 03/15/15	8,500,000	8,637,487
7.875%, due 04/15/13	6,000,000	6,124,962
ARAMARK Corp. 4.528%, due 02/01/15(e)	5,825,000	4,761,937
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A)(a)	3,000,000	2,557,500
Corrections Corp. of America 7.750%, due 06/01/17(b)	4,700,000	4,653,000

See accompanying notes to financial statements

5

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial & Professional Services - continued
Deluxe Corp. 7.375%, due 06/01/15(b)	$3,900,000	$3,139,500
Hertz Corp. 8.875%, due 01/01/14(b)	3,700,000	3,422,500
Iron Mountain, Inc. 7.750%, due 01/15/15	2,000,000	1,930,000
Rental Service Corp. 9.500%, due 12/01/14(b)	4,650,000	3,754,875
RSC Equipment Rental, Inc. 10.000%, due 07/15/17 (144A)(a)	1,550,000	1,557,750
United Rentals North America, Inc. 10.875%, due 06/15/16 (144A)(a)(b)	4,000,000	3,860,000

		44,513,174

Commercial Banks - 0.5%
Royal Bank of Scotland Group Plc 5.000%, due 11/12/13	3,300,000	2,779,461
Wachovia Corp. 5.500%, due 05/01/13	3,500,000	3,618,612
Wells Fargo & Co. 5.625%, due 12/11/17(b)	1,000,000	985,963

		7,384,036

Communications Equipment - 0.4%
Hughes Network Systems LLC 9.500%, due 04/15/14 (144A)(a)	3,750,000	3,675,000
MasTec, Inc. 7.625%, due 02/01/17	3,000,000	2,613,750

		6,288,750

Computers & Peripherals - 0.8%
SunGard Data Systems, Inc.
9.125%, due 08/15/13(b)	6,975,000	6,626,250
10.250%, due 08/15/15(b)	5,475,000	5,084,906

		11,711,156

Consumer Finance - 2.8%
American Express Bank FSB S.A. 5.500%, due 04/16/13	7,000,000	6,875,358
American Express Credit Corp. 7.300%, due 08/20/13	3,000,000	3,121,887
Ford Motor Credit Co. LLC
7.375%, due 10/28/09	4,000,000	3,966,016
7.250%, due 10/25/11	14,000,000	12,115,208
9.750%, due 09/15/10(b)	3,000,000	2,874,465
8.000%, due 06/01/14	3,000,000	2,429,661
General Motor Acceptance Corp. 7.250%, due 03/02/11 (144A)(a)	12,000,000	11,100,000

		42,482,595

Security Description	Par Amount	Value

Containers & Packaging - 2.5%
Ball Corp. 6.625%, due 03/15/18	$5,000,000	$4,587,500
Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 05/15/17 (144A)(a)(b)	1,125,000	1,091,250
Crown Cork & Seal, Inc. 7.375%, due 12/15/26(b)	12,250,000	10,473,750
Graphic Packaging International, Inc.
9.500%, due 08/15/13(b)	8,750,000	8,400,000
9.500%, due 06/15/17 (144A)(a)	475,000	470,250
Jefferson Smurfit Corp.
8.250%, due 10/01/12(d)	1,750,000	665,000
7.500%, due 06/01/13(b)(d)	4,000,000	1,510,000
Owens Brockway Glass Container, Inc.
6.750%, due 12/01/14	1,800,000	1,728,000
7.375%, due 05/15/16 (144A)(a)	2,000,000	1,950,000
Sealed Air Corp. 7.875%, due 06/15/17 (144A)(a)	1,125,000	1,116,585
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17(b)(d)	5,000,000	1,875,000
Solo Cup Co. 8.500%, due 02/15/14	1,275,000	1,051,875
10.500%, due 11/01/13 (144A)(a)	400,000	403,000
Vitro S.A.B. de C.V. 9.125%, due 02/01/17(d)	5,500,000	2,145,000

		37,467,210

Diversified Financial Services - 2.4%
Bank of America Corp. 5.750%, due 12/01/17(b)	3,500,000	3,121,510
CIT Group, Inc. 5.200%, due 11/03/10(b)	4,590,000	3,626,931
General Electric Capital Corp. 4.800%, due 05/01/13(b)	5,000,000	5,009,770
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14	2,425,000	2,376,500
JPMorgan Chase & Co. 6.000%, due 01/15/18	5,000,000	4,975,225
7.900%, due 12/31/49(b)(e)	2,650,000	2,325,454
Lazard Group LLC 7.125%, due 05/15/15(b)	4,300,000	3,955,170
Morgan Stanley 6.000%, due 04/28/15	4,000,000	3,994,392
Nuveen Investments, Inc. 10.500%, due 11/15/15 (144A)(a)	2,150,000	1,494,250

See accompanying notes to financial statements

6

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Financial Services - continued
Sensus Metering Systems, Inc. 8.625%, due 12/15/13	$4,000,000	$3,780,000
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11(d)	6,000,000	7,500
ZFS Finance USA Trust V 6.500%, due 05/09/37 (144A)(a)(e)	2,500,000	1,850,000

		36,516,702

Diversified Telecommunication Services - 4.9%
Ceridian Corp. 11.250%, due 11/15/15	3,825,000	3,217,781
Cincinnati Bell, Inc. 8.375%, due 01/15/14(b)	12,000,000	11,160,000
7.000%, due 02/15/15	800,000	720,000
Hellas Telecommunications Luxembourg II 6.881%, due 01/15/15 (144A)(a)(e)	4,000,000	1,040,000
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A)(a)	10,000,000	9,700,000
Qwest Capital Funding, Inc. 7.900%, due 08/15/10(b)	12,000,000	12,060,000
Qwest Communications International, Inc. 7.250%, due 02/15/11	8,750,000	8,531,250
Qwest Corp. 7.625%, due 06/15/15	2,000,000	1,890,000
Sprint Capital Corp.
8.375%, due 03/15/12	3,000,000	2,970,000
6.900%, due 05/01/19(b)	7,925,000	6,597,563
Syniverse Technologies, Inc. 7.750%, due 08/15/13	6,850,000	6,473,250
Valor Telecommunications Enterprises Finance Corp. 7.750%, due 02/15/15	2,325,000	2,280,262
Virgin Media Finance Plc 9.500%, due 08/15/16	1,200,000	1,185,000
Windstream Corp. 7.000%, due 03/15/19(b)	7,425,000	6,496,875

		74,321,981

Electric Utilities - 5.4%
Central Illinois Light Co. 8.875%, due 12/15/13	4,550,000	5,000,659
Commonwealth Edison Co. 5.800%, due 03/15/18	7,000,000	7,120,659
Edison Mission Energy 7.750%, due 06/15/16	12,350,000	10,127,000
7.000%, due 05/15/17(b)	12,000,000	9,270,000

Security Description	Par Amount	Value

Electric Utilities - continued
Electricite de France 6.500%, due 01/26/19(EDF) (144A)(a)(b)	$2,400,000	$2,633,280
Mirant Americas Generation LLC 9.125%, due 05/01/31	9,000,000	6,525,000
Nevada Power Co. 5.875%, due 01/15/15	3,500,000	3,589,691
Nisource Finance Corp. 6.150%, due 03/01/13	2,180,000	2,168,732
Northeast Utilities 5.650%, due 06/01/13	6,000,000	6,034,422
Northern States Power/Minnesota 5.250%, due 03/01/18	7,000,000	7,297,990
Peco Energy Co. 5.350%, due 03/01/18	3,125,000	3,201,731
PSEG Energy Holdings LLC 8.500%, due 06/15/11	7,700,000	7,812,543
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15(b)	16,000,000	10,040,000

		80,821,707

Electrical Equipment - 1.6%
Baldor Electric Co. 8.625%, due 02/15/17(b)	9,875,000	9,183,750
Belden, Inc. 7.000%, due 03/15/17	2,275,000	2,024,750
9.250%, due 06/15/19 (144A)(a)	1,150,000	1,119,812
Emerson Electric Co. 5.250%, due 10/15/18	5,000,000	5,130,670
General Cable Corp. 7.125%, due 04/01/17(b)	4,000,000	3,650,000
Roper Industries, Inc. 6.625%, due 08/15/13	3,200,000	3,198,570

		24,307,552

Energy Equipment & Services - 2.1%
Cameron International Corp. 6.375%, due 07/15/18	1,920,000	1,774,808
Complete Production Services, Inc. 8.000%, due 12/15/16(b)	6,900,000	5,934,000
Dresser-Rand Group, Inc. 7.375%, due 11/01/14	4,750,000	4,619,375
E.ON International Finance BV 5.800%, due 04/30/18 (144A)(a)	5,000,000	5,211,025
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14	2,920,000	2,660,850
Key Energy Services, Inc. 8.375%, due 12/01/14	3,525,000	3,128,438
National Oilwell Varco, Inc. 6.125%, due 08/15/15	5,500,000	5,241,945

See accompanying notes to financial statements

7

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Energy Equipment & Services - continued
Pride International, Inc. 7.375%, due 07/15/14	$3,000,000	$2,992,500

		31,562,941

Entertainment & Leisure - 0.5%
Downstream Development Authority 12.000%, due 10/15/15 (144A)(a)	2,000,000	1,090,000
WMG Acquisition Corp. 9.500%, due 06/15/16 (144A)(a)	6,000,000	6,030,000

		7,120,000

Food & Staples Retailing - 1.1%
Denny’s Holdings, Inc. 10.000%, due 10/01/12	4,850,000	4,728,750
Ingles Markets, Inc. 8.875%, due 05/15/17 (144A)(a)	4,000,000	3,950,000
Supervalu, Inc. 7.500%, due 11/15/14	7,500,000	7,237,500

		15,916,250

Food Products - 1.8%
Dole Food Co., Inc. 8.750%, due 07/15/13	8,500,000	7,862,500
General Mills, Inc. 5.200%, due 03/17/15	6,500,000	6,862,109
H.J. Heinz Co. 5.350%, due 07/15/13	3,000,000	3,139,506
Kraft Foods, Inc. - Class A 6.500%, due 08/11/17	1,900,000	2,004,285
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12	7,675,000	7,598,250

		27,466,650

Gas Utilities - 1.2%
Ferrellgas LP 6.750%, due 05/01/14(b)	5,500,000	4,785,000
Ferrellgas Partners LP 8.750%, due 06/15/12	4,000,000	3,740,000
National Fuel Gas Co. 6.500%, due 04/15/18	7,200,000	7,041,802
8.750%, due 05/01/19	1,750,000	1,978,536

		17,545,338

Health Care Equipment & Supplies - 1.1%
Bausch & Lomb, Inc. 9.875%, due 11/01/15(b)	5,500,000	5,252,500
Baxter International, Inc. 5.375%, due 06/01/18	1,000,000	1,048,969
Biomet, Inc. 10.000%, due 10/15/17(b)	6,500,000	6,646,250

Security Description	Par Amount	Value

Health Care Equipment & Supplies - continued
VWR Funding, Inc. 10.250%, due 07/15/15(f)	$4,000,000	$3,180,000

		16,127,719

Health Care Providers & Services - 5.1%
Alliance Imaging 7.250%, due 12/15/12(b)	2,975,000	2,900,625
Apria Healthcare Group, Inc. 11.250%, due 11/01/14 (144A)(a)	1,350,000	1,309,500
Centene Corp. 7.250%, due 04/01/14	4,825,000	4,451,063
Community Health Systems, Inc. 8.875%, due 07/15/15	9,950,000	9,800,750
DaVita, Inc. 7.250%, due 03/15/15	7,500,000	7,087,500
Express Scripts, Inc. 6.250%, due 06/15/14	2,150,000	2,277,347
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14	2,950,000	3,060,625
HCA, Inc.
6.375%, due 01/15/15	5,000,000	4,087,500
9.125%, due 11/15/14	10,000,000	9,925,000
9.875%, due 02/15/17 (144A)(a)(b)	1,175,000	1,192,625
Select Medical Corp. 7.625%, due 02/01/15(b)	4,700,000	3,842,250
Sun Healthcare Group, Inc. 9.125%, due 04/15/15(b)	7,450,000	7,412,750
Tenet Healthcare Corp.
9.250%, due 02/01/15(b)	2,500,000	2,300,000
8.875%, due 07/01/19 (144A)(a)	1,250,000	1,259,375
United Surgical Partners International, Inc. 8.875%, due 05/01/17(b)	5,000,000	4,575,000
UnitedHealth Group, Inc. 4.875%, due 04/01/13	3,000,000	3,015,987
Vanguard Health Holding Co. II 9.000%, due 10/01/14	7,975,000	7,675,937

		76,173,834

Hotels, Restaurants & Leisure - 4.6%
AMC Entertainment, Inc. 8.000%, due 03/01/14	3,500,000	3,001,250
Ameristar Casinos, Inc. 9.250%, due 06/01/14 (144A)(a)(b)	2,300,000	2,357,500
Boyd Gaming Corp. 7.125%, due 02/01/16(b)	4,500,000	3,358,125

See accompanying notes to financial statements

8

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.
8.000%, due 11/15/13	$9,275,000	$7,953,312
6.750%, due 11/15/14	2,400,000	1,806,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A)(a)	4,600,000	4,071,000
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250%, due 06/01/17 (144A)(a)	925,000	878,750
International Game Technology 7.500%, due 06/15/19(b)	1,500,000	1,516,098
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14(b)	7,000,000	5,670,000
Las Vegas Sands Corp. 6.375%, due 02/15/15(b)	5,000,000	3,725,000
Mandalay Resort Group 9.375%, due 02/15/10(b)	1,500,000	1,432,500
McDonald’s Corp. 5.000%, due 02/01/19	4,100,000	4,211,254
River Rock Entertainment Authority 9.750%, due 11/01/11	4,850,000	3,661,750
Scientific Games Corp. 6.250%, due 12/15/12	2,500,000	2,396,875
Scientific Games International, Inc. 9.250%, due 06/15/19 (144A)(a)	1,550,000	1,557,750
Seneca Gaming Corp. 7.250%, due 05/01/12	3,500,000	3,045,000
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A)(a)	6,175,000	3,241,875
Speedway Motorsports, Inc. 8.750%, due 06/01/16 (144A)(a)	3,200,000	3,256,000
Starwood Hotels & Resorts Worldwide, Inc.
6.250%, due 02/15/13(b)	1,225,000	1,140,153
6.750%, due 05/15/18	500,000	429,431
Station Casinos, Inc. 6.500%, due 02/01/14	4,500,000	112,500
Turning Stone Casino Resort Enterprise 9.125%, due 12/15/10 - 09/15/14 (144A)(a)	7,350,000	6,702,625
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16 (144A)(a)	3,500,000	3,381,875

		68,906,623

Household Durables - 0.7%
Lennar Corp. 12.250%, due 06/01/17 (144A)(a)(b)	4,000,000	4,220,000

Security Description	Par Amount	Value

Household Durables - continued
Newell Rubbermaid, Inc. 10.600%, due 04/15/19	$2,025,000	$2,332,500
Whirlpool Corp. 8.600%, due 05/01/14	3,177,000	3,323,222

		9,875,722

Independent Power Producers & Energy Traders - 2.1%
AES Corp. (The) 8.000%, due 10/15/17	7,000,000	6,545,000
Mirant North America LLC 7.375%, due 12/31/13	6,000,000	5,790,000
NRG Energy, Inc.
7.250%, due 02/01/14	6,900,000	6,710,250
7.375%, due 01/15/17(b)	5,500,000	5,197,500
PPL Energy Supply LLC 6.400%, due 11/01/11	2,000,000	2,107,628
RRI Energy, Inc.
6.750%, due 12/15/14(b)	1,912,000	1,852,250
7.875%, due 06/15/17(b)	4,500,000	4,095,000

		32,297,628

Insurance - 0.5%
AXA S.A. 6.379%, due 12/14/49 (144A)(a)(e)	2,325,000	1,491,613
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A)(a)	3,200,000	2,628,000
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A)(a)(e)	1,500,000	1,081,808
USI Holdings Corp. 4.758%, due 11/15/14 (144A)(a)(e)	3,500,000	2,292,500

		7,493,921

Internet & Catalog Retail - 0.3%
Brookstone Co., Inc. 12.000%, due 10/15/12(b)	3,950,000	1,599,750
Expedia, Inc. 8.500%, due 07/01/16 (144A)(a)	3,125,000	3,015,625

		4,615,375

IT Services - 0.2%
Freescale Semiconductor, Inc. 8.875%, due 12/15/14(b)	4,750,000	2,422,500
Unisys Corp. 8.000%, due 10/15/12	1,200,000	726,000

		3,148,500

Leisure Equipment & Products - 0.3%
Mattel, Inc. 5.625%, due 03/15/13	4,000,000	4,055,948

See accompanying notes to financial statements

9

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc.
6.125%, due 12/15/14	$7,700,000	$7,045,500
8.000%, due 09/15/16 (144A)(a)	2,000,000	1,985,000

		9,030,500

Machinery - 0.7%
Actuant Corp. 6.875%, due 06/15/17	3,000,000	2,745,000
Gardner Denver, Inc. 8.000%, due 05/01/13	4,400,000	4,202,000
Mueller Water Products, Inc. 7.375%, due 06/01/17	5,550,000	4,120,875

		11,067,875

Manufacturing - 0.8%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	1,500,000	1,644,216
Park - Ohio Industries, Inc. 8.375%, due 11/15/14	3,925,000	1,942,875
RBS Global, Inc./Rexnord Corp.
9.500%, due 08/01/14	9,100,000	7,826,000
11.750%, due 08/01/16	300,000	222,750
8.875%, due 09/01/16	100,000	71,500

		11,707,341

Media - 4.1%
Affinion Group, Inc.
11.500%, due 10/15/15(b)	4,300,000	3,698,000
10.125%, due 10/15/13 (144A)(a)	1,225,000	1,148,438
Allbritton Communications Co. 7.750%, due 12/15/12	8,500,000	6,608,750
CBS Corp. 8.875%, due 05/15/19(b)	1,600,000	1,561,886
CCH I Holdings LLC 0.000%/11.750%, due 05/15/14(d)	7,800,000	87,750
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15(b)(d)	12,600,000	1,575,000
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10(b)(d)	2,540,000	2,692,400
Cinemark USA, Inc. 8.625%, due 06/15/19 (144A)(a)	2,475,000	2,456,437
DirecTV Holdings LLC/DirecTV Financing Co. 6.375%, due 06/15/15(b)	8,900,000	8,277,000
EchoStar DBS Corp. 7.125%, due 02/01/16(b)	6,000,000	5,625,000
Grupo Televisa S.A. 6.000%, due 05/15/18	1,050,000	995,203

Security Description	Par Amount	Value

Media - continued
Interpublic Group of Cos., Inc.
6.250%, due 11/15/14	$5,500,000	$4,840,000
10.000%, due 07/15/17 (144A)(a)(b)	1,400,000	1,417,500
Ion Media Networks, Inc. 8.381%, due 01/15/13 (144A)(a)(d)(e)(f)	2,212,707	27,659
LIN Television Corp. 6.500%, due 05/15/13(b)	5,000,000	3,625,000
Mediacom Broadband LLC 8.500%, due 10/15/15(b)	3,275,000	2,963,875
Mediacom LLC/Mediacom Capital Corp. 9.500%, due 01/15/13(b)	7,260,000	6,951,450
Nielsen Finance LLC/Nielsen Finance Co. 11.500%, due 05/01/16 (144A)(a)(b)	625,000	610,938
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12	932,000	626,770
Time Warner Cable, Inc. 7.500%, due 04/01/14(b)	1,000,000	1,102,701
Univision Communications, Inc. 9.750%, due 03/15/15 (144A)(a)(f)	5,175,000	3,040,312
Warner Music Group 7.375%, due 04/15/14(b)	2,000,000	1,702,500

		61,634,569

Metals & Mining - 3.0%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A)(a)	3,300,000	1,864,500
Allegheny Ludlum Corp. 6.950%, due 12/15/25	3,700,000	3,260,470
Anglo American Capital Plc 9.375%, due 04/08/14 (144A)(a)	2,000,000	2,174,590
Barrick Gold Corp. 6.950%, due 04/01/19	1,500,000	1,683,037
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	5,000,000	4,925,000
Freeport McMoRan Copper & Gold, Inc.
8.250%, due 04/01/15	3,500,000	3,538,990
8.375%, due 04/01/17	9,300,000	9,382,937
Noranda Aluminium Acquisition Corp. 5.413%, due 05/15/15(e)(f)	6,738,712	3,748,409
Peabody Energy Corp.
5.875%, due 04/15/16	4,500,000	3,982,500
7.375%, due 11/01/16(b)	3,500,000	3,325,000
Teck Resources, Ltd.
9.750%, due 05/15/14 (144A)(a)	2,275,000	2,400,125
10.750%, due 05/15/19 (144A)(a)	4,375,000	4,768,750

		45,054,308

See accompanying notes to financial statements

10

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Multi-Utilities - 0.1%
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%, due 09/15/15	$1,000,000	$960,392

Multiline Retail - 0.7%
JC Penney Corp., Inc. 7.125%, due 11/15/23	400,000	353,761
Macy’s Retail Holdings, Inc.
8.875%, due 07/15/15(b)	2,500,000	2,422,033
5.900%, due 12/01/16	5,000,000	4,079,210
6.375%, due 03/15/37	1,250,000	851,965
Nordstrom, Inc. 6.250%, due 01/15/18	3,500,000	3,444,451

		11,151,420

Oil, Gas & Consumable Fuels - 9.6%
Chesapeake Energy Corp.
6.250%, due 01/15/18	7,000,000	5,845,000
7.250%, due 12/15/18	7,900,000	6,912,500
Cimarex Energy Co. 7.125%, due 05/01/17(b)	7,950,000	7,035,750
Colorado Interstate Gas Co. 6.800%, due 11/15/15	2,107,000	2,175,025
Dynegy Holdings, Inc.
6.875%, due 04/01/11(b)	2,375,000	2,297,813
8.375%, due 05/01/16(b)	9,500,000	8,098,750
7.750%, due 06/01/19(b)	3,925,000	3,076,219
El Paso Corp.
7.000%, due 06/15/17(b)	7,000,000	6,410,278
12.000%, due 12/12/13(b)	1,600,000	1,768,000
7.250%, due 06/01/18(b)	1,600,000	1,485,256
El Paso Natural Gas Co. 5.950%, due 04/15/17	4,000,000	3,870,168
Forest Oil Corp. 8.500%, due 02/15/14 (144A)(a)	2,575,000	2,542,813
7.250%, due 06/15/19(b)	7,500,000	6,750,000
KCS Energy, Inc. 7.125%, due 04/01/12	5,000,000	4,737,500
Kerr-McGee Corp. 6.950%, due 07/01/24	6,850,000	6,370,219
Marathon Oil Corp. 7.500%, due 02/15/19(b)	2,500,000	2,733,360
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875%, due 11/01/14	5,000,000	4,200,000
8.750%, due 04/15/18	4,400,000	3,828,000
Nabors Industries, Inc. 6.150%, due 02/15/18	4,000,000	3,846,136
Newfield Exploration Co. 7.125%, due 05/15/18	4,800,000	4,386,000

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Northwest Pipeline Corp. 7.000%, due 06/15/16	$2,500,000	$2,640,697
6.050%, due 06/15/18	900,000	903,285
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18	1,850,000	1,881,060
Petrobras International Finance Co. 5.875%, due 03/01/18(b)	5,000,000	4,939,560
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28(b)	1,510,000	1,188,883
Quicksilver Resources, Inc. 7.125%, due 04/01/16(b)	2,400,000	1,884,000
8.250%, due 08/01/15(b)	6,700,000	5,996,500
Range Resources Corp. 7.375%, due 07/15/13	2,575,000	2,539,594
7.250%, due 05/01/18	800,000	752,000
8.000%, due 05/15/19	1,775,000	1,755,031
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	3,500,000	3,679,364
Tesoro Corp.
6.250%, due 11/01/12(b)	5,750,000	5,491,250
9.750%, due 06/01/19	2,000,000	1,985,000
VeraSun Energy Corp. 9.375%, due 06/01/17(d)	4,400,000	533,500
Williams Cos., Inc. (The) 7.875%, due 09/01/21	6,950,000	6,858,955
Williams Partners LP/Williams Partners Finance Corp. 7.250%, due 02/01/17(b)	10,000,000	9,137,830
XTO Energy, Inc. 5.500%, due 06/15/18	3,500,000	3,513,352

		144,048,648

Paper & Forest Products - 0.9%
Buckeye Technologies, Inc. 8.000%, due 10/15/10(b)	4,652,000	4,582,220
Cellu Tissue Holdings, Inc. 11.500%, due 06/01/14 (144A)(a)	1,700,000	1,678,750
Georgia-Pacific LLC 8.250%, due 05/01/16 (144A)(a)	3,000,000	2,925,000
International Paper Co. 7.950%, due 06/15/18	3,150,000	3,043,687
Norske Skog Canada, Ltd. 7.375%, due 03/01/14	2,050,000	881,500

		13,111,157

See accompanying notes to financial statements

11

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Personal Products - 0.7%
Elizabeth Arden, Inc. 7.750%, due 01/15/14(b)	$9,300,000	$8,091,000
Estee Lauder Cos., Inc. (The) - Class A 7.750%, due 11/01/13	2,000,000	2,270,450

		10,361,450

Pharmaceuticals - 0.9%
Abbott Laboratories 5.125%, due 04/01/19	1,675,000	1,727,928
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	2,500,000	2,543,750
Novartis Securities Investment, Ltd. 5.125%, due 02/10/19(b)	3,075,000	3,145,990
Warner Chilcott Corp. 8.750%, due 02/01/15	5,671,000	5,671,000

		13,088,668

Real Estate Investment Trusts (REITs) - 0.9%
Felcor Lodging LP 9.000%, due 06/01/11	3,710,000	3,283,350
Host Marriott LP 7.000%, due 08/15/12(b)	7,800,000	7,566,000
6.375%, due 03/15/15(b)	3,000,000	2,610,000
ProLogis 5.625%, due 11/15/16	1,129,000	869,080

		14,328,430

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12(b)	5,500,000	3,671,250
Analog Devices, Inc. 5.000%, due 07/01/14	1,800,000	1,805,044

		5,476,294

Software - 0.7%
First Data Corp. 9.875%, due 09/24/15(b)	3,600,000	2,574,000
Open Solutions, Inc. 9.750%, due 02/01/15 (144A)(a)	3,500,000	1,452,500
Serena Software, Inc. 10.375%, due 03/15/16	2,425,000	1,940,000
Vangent, Inc. 9.625%, due 02/15/15	5,000,000	4,175,000

		10,141,500

Specialty Retail - 0.7%
Inergy LP/Inergy Finance Corp.
8.250%, due 03/01/16	6,250,000	5,984,375
8.750%, due 03/01/15 (144A)(a)	1,350,000	1,326,375
Limited Brands, Inc.
5.250%, due 11/01/14	425,000	361,718
6.900%, due 07/15/17	2,475,000	2,144,783
8.500%, due 06/15/19 (144A)(a)	1,425,000	1,367,508

		11,184,759

Security Description	Par Amount	Value

Textiles, Apparel & Luxury Goods - 1.0%
INVISTA, Inc. 9.250%, due 05/01/12 (144A)(a)	$5,600,000	$5,306,000
Levi Strauss & Co. 8.875%, due 04/01/16(b)	6,300,000	6,126,750
Quiksilver, Inc. 6.875%, due 04/15/15(b)	6,300,000	3,370,500

		14,803,250

Trading Companies & Distributors - 0.4%
Interline Brands, Inc. 8.125%, due 06/15/14	5,500,000	5,445,000

Transportation - 0.6%
Bristow Group, Inc.
6.125%, due 06/15/13	7,000,000	6,370,000
7.500%, due 09/15/17	3,000,000	2,737,500

		9,107,500

Wireless Telecommunication Services - 1.5%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17 (144A)(a)	6,475,000	6,345,500
Centennial Communications Corp. 10.000%, due 01/01/13(b)	5,950,000	6,307,000
iPCS, Inc. 5.028%, due 05/01/14(b)(e)(f)	4,000,000	2,660,000
MetroPCS Wireless, Inc. 9.250%, due 11/01/14	6,000,000	5,992,500
Telemar Norte Leste S.A. 9.500%, due 04/23/19 (144A)(a)	1,000,000	1,092,500

		22,397,500

Total Domestic Bonds & Debt Securities (Cost $1,374,614,543)		1,208,770,199

U. S. Government & Agency Obligations - 0.8%
Federal National Mortgage Assoc.
5.500%, due 01/01/37 (Cost $11,629,710)	11,495,891	11,892,746

Convertible Bonds - 12.0%
Aerospace & Defense - 0.4%
GenCorp, Inc. 2.250%, due 11/15/24	3,560,000	1,748,850
L-3 Communications Corp. 3.000%, due 08/01/35	4,000,000	3,865,000

		5,613,850

Airlines - 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25(d)	1,000,000	175,000

Beverages - 0.3%
Molson Coors Brewing Co. 2.500%, due 07/30/13(b)	5,000,000	5,362,500

See accompanying notes to financial statements

12

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Biotechnology - 1.1%
Amgen, Inc. 0.125%, due 02/01/11(b)	$4,000,000	$3,820,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13	3,500,000	3,828,125
Decode Genetics, Inc. 3.500%, due 04/15/11	1,666,000	133,280
Fisher Scientific International, Inc. 3.250%, due 03/01/24(b)	2,500,000	3,053,125
Gilead Sciences, Inc. 0.625%, due 05/01/13	4,000,000	5,185,000

		16,019,530

Chemicals - 0.1%
Ferro Corp. 6.500%, due 08/15/13	3,280,000	1,672,800

Commercial & Professional Services - 0.4%
Charles River Associates, Inc. 2.875%, due 06/15/34	6,000,000	6,007,500

Commercial Banks - 0.2%
National City Corp. 4.000%, due 02/01/11	2,500,000	2,468,750

Communications Equipment - 0.4%
ADC Telecommunications, Inc. 1.593%, due 06/15/13(e)	2,400,000	1,767,000
Ciena Corp. 0.250%, due 05/01/13	3,500,000	2,318,750
JDS Uniphase Corp. 1.000%, due 05/15/26(b)	3,500,000	2,625,308

		6,711,058

Computers & Peripherals - 0.3%
EMC Corp./Massachusetts 1.750%, due 12/01/11(b)	4,000,000	4,160,000

Diversified Financial Services - 0.1%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12	1,000,000	1,349,790

Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.500%, due 11/15/25	4,000,000	3,960,000

Electrical Equipment - 0.8%
Evergreen Solar, Inc. 4.000%, due 07/15/13	3,350,000	1,471,320
General Cable Corp. 1.000%, due 10/15/12(b)	5,000,000	3,950,000
Roper Industries, Inc. 1.481%/0.00% , due 01/15/34(g)	12,500,000	7,109,375

		12,530,695

Security Description	Par Amount	Value

Electronic Equipment, Instruments & Components - 0.3%
Flir Systems, Inc. 3.000%, due 06/01/23	$275,000	$564,781
Itron, Inc. 2.500%, due 08/01/26	3,500,000	3,841,250

		4,406,031

Energy Equipment & Services - 0.2%
Hanover Compressor Co. 4.750%, due 01/15/14	3,500,000	2,695,000

Food Products - 0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14	7,500,000	6,862,500

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 1.500%, due 04/15/11(b)	1,500,000	1,458,750

Health Care Providers & Services - 0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26	1,500,000	931,875

Household Durables - 0.1%
D.R. Horton, Inc. 2.000%, due 05/15/14(b)	1,500,000	1,440,000

Industrial Conglomerates - 0.1%
Textron, Inc. 4.500%, due 05/01/13	1,600,000	1,612,000

Internet Software & Services - 0.3%
Equinix, Inc. 2.500%, due 04/15/12(b)	5,500,000	4,950,000

Life Sciences Tools & Services - 0.5%
Millipore Corp. 3.750%, due 06/01/26(b)	7,000,000	6,947,500
Nektar Therapeutics 3.250%, due 09/28/12	900,000	666,000

		7,613,500

Machinery - 0.2%
Actuant Corp. 2.000%, due 11/15/23	1,400,000	1,319,500
Danaher Corp. 0.694%, due 01/22/21(h)	2,500,000	2,293,750

		3,613,250

Media - 0.9%
Liberty Media Corp. 3.250%, due 03/15/31	8,250,000	3,258,750
Omnicom Group, Inc. 0.000%, due 07/01/38(b)(h)	3,000,000	2,902,500
Sinclair Broadcast Group, Inc. 6.000%, due 09/15/12	5,000,000	2,100,000
4.875%/2.000%, due 07/15/18(g)	3,000,000	2,130,000

See accompanying notes to financial statements

13

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Media - continued
Virgin Media, Inc. 6.500%, due 11/15/16 (144A)(a)	$3,500,000	$2,730,000

		13,121,250

Metals & Mining - 0.9%
Newmont Mining Corp. 1.250%, due 07/15/14(b)	5,000,000	5,443,750
Placer Dome, Inc. 2.750%, due 10/15/23	5,550,000	7,825,500

		13,269,250

Multiline Retail - 0.1%
Saks, Inc. 7.500%, due 12/01/13 (144A)(a)	1,300,000	1,363,375

Oil, Gas & Consumable Fuels - 0.2%
Quicksilver Resources, Inc. 1.875%, due 11/01/24	3,000,000	2,748,750

Pharmaceuticals - 1.1%
Alza Corp. 0.601%, due 07/28/20(b)(h)	7,000,000	6,063,750
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26(b)	4,675,000	5,276,906
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24	3,500,000	4,983,125

		16,323,781

Professional Services - 0.6%
FTI Consulting, Inc. 3.750%, due 07/15/12	5,000,000	8,475,000

Real Estate Investment Trusts (REITs) - 0.2%
ProLogis 2.250%, due 04/01/37	4,000,000	3,220,000

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. 5.750%, due 08/15/12(b)	1,975,000	1,236,153
Intel Corp. 2.950%, due 12/15/35	5,000,000	4,225,000

		5,461,153

Software - 0.4%
Cadence Design Systems, Inc. 1.375%, due 12/15/11	2,000,000	1,652,500
Symantec Corp. 0.750%, due 06/15/11	5,000,000	5,062,500

		6,715,000

Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. 2.750%, due 08/15/25	3,500,000	3,290,000

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services - continued
SBA Communications Corp. 4.000%, due 10/01/14 (144A)(a)	$4,000,000	$4,040,000

		7,330,000

Total Convertible Bonds (Cost $200,223,746)		179,641,938

Common Stocks - 0.5%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.*(b)	150,000	3,894,000

Media - 0.2%
CCH I LLC	188,669	3,537,544

Paper & Forest Products - 0.0%
Indah Kiat Pulp and Paper Corp.*	1,867,500	317,076

Total Common Stocks (Cost $7,504,846)		7,748,620

Preferred Stock - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc. 0.000%(b)(e) (Cost - $3,423,167)	136,300	182,642

Convertible Preferred Stocks - 2.6%
Commercial Banks - 0.4%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	7,500	5,887,275

Diversified Financial Services - 1.0%
AMG Capital Trust I 5.100%, due 04/15/36	65,000	1,885,000
Bank of America Corp. 7.250%, due 12/31/49	9,000	7,524,270
Vale Capital, Ltd. 5.500%, due 06/15/10(b)	160,725	5,906,644

		15,315,914

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. 4.000%, due 12/31/49	900	1,169,100

Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10	20,000	1,588,600

Oil, Gas & Consumable Fuels - 0.6%
El Paso Corp. 4.990%, due 12/31/49	5,500	4,339,940
Williams Holdings of Delaware, Inc. 5.500%, due 06/01/33	65,000	4,757,187

		9,097,127

See accompanying notes to financial statements

14

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Pharmaceuticals - 0.4%
Mylan, Inc. 6.500%, due 11/15/10	$7,000	$6,029,800

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11	125,000	114,475

Total Convertible Preferred Stocks (Cost $51,578,481)		39,202,291

Escrowed Shares - 0.0%
Commercial Banks - 0.0%
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12* (Cost - $0)	3,100,000	0

Short-Term Investments - 12.5%
Mutual Funds - 10.6%
State Street Navigator Securities Lending Trust Prime Portfolio (i)	158,273,147	158,273,147

Repurchase Agreement - 1.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $28,471,008 on 07/01/09 collateralized by $28,900,000 FHLB at 0.900% due 04/08/10 with a value of $29,044,500.	$28,471,000	28,471,000

Total Short-Term Investments (Cost $186,744,147)		186,744,147

TOTAL INVESTMENTS - 109.0% (Cost $1,835,718,640)		1,634,182,583

Other Assets and Liabilities (net) - (9.0)%		(134,381,547)

NET ASSETS - 100.0%		$1,499,801,036

Portfolio Footnotes:

*	Non-income producing security
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $187,039,438 of net assets.
(b)	All or a portion of security is on loan.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h)	Zero coupon bond—Interest rate represents current yield to maturity.
(i)	Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

See accompanying notes to financial statements

15

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at June 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	1.24%
AA	1.10
A	7.25
BBB	15.24
BB	25.38
B	33.22
Below B	12.31
Equities/Other	4.26

Total:	100.00%

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$24,678,092	$—	$24,678,092
Agriculture	—	1,260,365	—	1,260,365
Auto Components	—	10,928,625	—	10,928,625
Automobiles	—	2,544,625	—	2,544,625
Beverages	—	13,234,442	—	13,234,442
Building Products	—	2,338,989	—	2,338,989
Chemicals	—	41,563,188	—	41,563,188
Commercial & Professional Services	—	44,513,174	—	44,513,174
Commercial Banks	—	7,384,036	—	7,384,036
Communications Equipment	—	6,288,750	—	6,288,750
Computers & Peripherals	—	11,711,156	—	11,711,156
Consumer Finance	—	42,482,595	—	42,482,595
Containers & Packaging	—	37,467,210	—	37,467,210
Diversified Financial Services	—	36,516,702	—	36,516,702
Diversified Telecommunication Services	—	74,321,981	—	74,321,981
Electric Utilities	—	80,821,707	—	80,821,707
Electrical Equipment	—	24,307,552	—	24,307,552
Energy Equipment & Services	—	31,562,941	—	31,562,941
Entertainment & Leisure	—	7,120,000	—	7,120,000
Food & Staples Retailing	—	15,916,250	—	15,916,250
Food Products	—	27,466,650	—	27,466,650
Gas Utilities	—	17,545,338	—	17,545,338
Health Care Equipment & Supplies	—	16,127,719	—	16,127,719
Health Care Providers & Services	—	76,173,834	—	76,173,834
Hotels, Restaurants & Leisure	—	68,906,623	—	68,906,623
Household Durables	—	9,875,722	—	9,875,722
Independent Power Producers & Energy Traders	—	32,297,628	—	32,297,628
Insurance	—	7,493,921	—	7,493,921
Internet & Catalog Retail	—	4,615,375	—	4,615,375
IT Services	—	3,148,500	—	3,148,500
Leisure Equipment & Products	—	4,055,948	—	4,055,948
Life Sciences Tools & Services	—	9,030,500	—	9,030,500
Machinery	—	11,067,875	—	11,067,875
Manufacturing	—	11,707,341	—	11,707,341
Media	—	61,634,569	—	61,634,569

See accompanying notes to financial statements

16

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Metals & Mining	$—	$45,054,308	$—	$45,054,308
Multi-Utilities	—	960,392	—	960,392
Multiline Retail	—	11,151,420	—	11,151,420
Oil, Gas & Consumable Fuels	—	144,048,648	—	144,048,648
Paper & Forest Products	—	13,111,157	—	13,111,157
Personal Products	—	10,361,450	—	10,361,450
Pharmaceuticals	—	13,088,668	—	13,088,668
Real Estate Investment Trusts (REITs)	—	14,328,430	—	14,328,430
Semiconductors & Semiconductor Equipment	—	5,476,294	—	5,476,294
Software	—	10,141,500	—	10,141,500
Specialty Retail	—	11,184,759	—	11,184,759
Textiles, Apparel & Luxury Goods	—	14,803,250	—	14,803,250
Trading Companies & Distributors	—	5,445,000	—	5,445,000
Transportation	—	9,107,500	—	9,107,500
Wireless Telecommunication Services	—	22,397,500	—	22,397,500
Total Domestic Bonds & Debt Securities	—	1,208,770,199	—	1,208,770,199
U. S. Government & Agency Obligations	—	11,892,746	—	11,892,746
Convertible Bonds
Aerospace & Defense	—	5,613,850	—	5,613,850
Airlines	—	175,000	—	175,000
Beverages	—	5,362,500	—	5,362,500
Biotechnology	—	16,019,530	—	16,019,530
Chemicals	—	1,672,800	—	1,672,800
Commercial & Professional Services	—	6,007,500	—	6,007,500
Commercial Banks	—	2,468,750	—	2,468,750
Communications Equipment	—	6,711,058	—	6,711,058
Computers & Peripherals	—	4,160,000	—	4,160,000
Diversified Financial Services	—	1,349,790	—	1,349,790
Diversified Telecommunication Services	—	3,960,000	—	3,960,000
Electrical Equipment	—	12,530,695	—	12,530,695
Electronic Equipment, Instruments & Components	—	4,406,031	—	4,406,031
Energy Equipment & Services	—	2,695,000	—	2,695,000
Food Products	—	6,862,500	—	6,862,500
Health Care Equipment & Supplies	—	1,458,750	—	1,458,750
Health Care Providers & Services	—	931,875	—	931,875
Household Durables	—	1,440,000	—	1,440,000
Industrial Conglomerates	—	1,612,000	—	1,612,000
Internet Software & Services	—	4,950,000	—	4,950,000
Life Sciences Tools & Services	—	7,613,500	—	7,613,500
Machinery	—	3,613,250	—	3,613,250
Media	—	13,121,250	—	13,121,250
Metals & Mining	—	13,269,250	—	13,269,250
Multiline Retail	—	1,363,375	—	1,363,375
Oil, Gas & Consumable Fuels	—	2,748,750	—	2,748,750
Pharmaceuticals	—	16,323,781	—	16,323,781

See accompanying notes to financial statements

17

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Professional Services	$—	$8,475,000	$—	$8,475,000
Real Estate Investment Trusts (REITs)	—	3,220,000	—	3,220,000
Semiconductors & Semiconductor Equipment	—	5,461,153	—	5,461,153
Software	—	6,715,000	—	6,715,000
Wireless Telecommunication Services	—	7,330,000	—	7,330,000
Total Convertible Bonds	—	179,641,938	—	179,641,938
Common Stocks
Independent Power Producers & Energy Traders	3,894,000	—	—	3,894,000
Media	3,537,544	—	—	3,537,544
Paper & Forest Products	—	317,076	—	317,076
Total Common Stocks	7,431,544	317,076	—	7,748,620
Preferred Stock
Thrifts & Mortgage Finance	182,642	—	—	182,642
Convertible Preferred Stocks
Commercial Banks	5,887,275	—	—	5,887,275
Diversified Financial Services	13,430,914	1,885,000	—	15,315,914
Independent Power Producers & Energy Traders	—	1,169,100	—	1,169,100
Metals & Mining	1,588,600	—	—	1,588,600
Oil, Gas & Consumable Fuels	—	9,097,127	—	9,097,127
Pharmaceuticals	6,029,800	—	—	6,029,800
Thrifts & Mortgage Finance	—	114,475	—	114,475
Total Convertible Preferred Stocks	26,936,589	12,265,702	—	39,202,291
Escrowed Shares
Commercial Banks	—	—	—	—
Short-Term Investments
Mutual Funds	158,273,147	—	—	158,273,147
Repurchase Agreement	—	28,471,000	—	28,471,000
Total Short-Term Investments	158,273,147	28,471,000	—	186,744,147
TOTAL INVESTMENTS	$192,823,922	$1,441,358,661	$—	$1,634,182,583

See accompanying notes to financial statements

18

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Lord Abbett Bond Debenture Portfolio
Assets
Investments, at value (a)(b)	$1,605,711,583
Repurchase Agreement	28,471,000
Cash	397
Receivable for investments sold	2,488,785
Receivable for Trust shares sold	705,090
Dividends receivable	204,563
Interest receivable	25,753,679

Total assets	1,663,335,097

Liabilities
Payables for:
Investments purchased	3,833,992
Trust shares redeemed	477,687
Distribution and services fees—Class B	127,462
Distribution and services fees—Class E	3,396
Collateral for securities on loan	158,273,147
Management fee	621,641
Administration fee	9,341
Custodian and accounting fees	23,646
Deferred trustee fees	3,427
Accrued expenses	160,322

Total liabilities	163,534,061

Net Assets	$1,499,801,036

Net Assets Represented by
Paid in surplus	$1,750,526,429
Accumulated net realized loss	(103,772,899)
Unrealized depreciation on investments	(201,536,057)
Undistributed net investment income	54,583,563

Total	$1,499,801,036

Net Assets
Class A	$846,729,438

Class B	625,389,719

Class E	27,681,879

Capital Shares Outstanding
Class A	81,078,509

Class B	60,287,910

Class E	2,665,009

Net Asset Value and Offering Price Per Share
Class A	$10.44

Class B	10.37

Class E	10.39

(a) Investments at cost, excluding repurchase agreement	$1,807,247,640
(b) Includes cash collateral for securities loaned of	158,273,147

See accompanying notes to financial statements

19

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Lord Abbett Bond Debenture Portfolio
Investment Income
Dividends (1)	$1,577,600
Interest (2)	57,771,936

Total investment income	59,349,536

Expenses
Management fee	3,770,123
Administration fees	61,224
Custodian and accounting fees	64,823
Distribution and services fees—Class B	700,777
Distribution and services fees—Class E	18,879
Audit and tax services	17,485
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	81,079
Insurance	18,458
Other	6,582

Total expenses	4,765,863

Net investment income	54,583,673

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(55,718,737)

Net realized loss on investments	(55,718,737)

Net change in unrealized appreciation on:
Investments	238,289,695

Net change in unrealized appreciation on investments	238,289,695

Net realized and unrealized gain on investments	182,570,958

Net Increase in Net Assets from Operations	$237,154,631

(1) Dividend income is net of foreign withholding taxes of:	$(7,452)
(2) Interest income includes securities lending net income of:	752,345

See accompanying notes to financial statements

20

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Lord Abbett Bond Debenture Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$54,583,673	$127,792,347
Net realized loss on investments	(55,718,737)	(45,327,371)
Net change in unrealized increase (depreciation) on investments	238,289,695	(452,287,553)

Net increase (decrease) in net assets resulting from operations	237,154,631	(369,822,577)

Distributions to Shareholders
From net investment income
Class A	(81,693,514)	(52,521,018)
Class B	(45,231,315)	(29,999,174)
Class E	(2,080,126)	(1,390,456)
From net realized gains
Class A	—	(18,216,474)
Class B	—	(10,874,653)
Class E	—	(495,656)

Net decrease in net assets resulting from distributions	(129,004,955)	(113,497,431)

Capital Share Transactions
Proceeds from shares sold
Class A	112,932,714	204,129,107
Class B	55,032,200	53,163,124
Class E	3,421,873	3,988,003
Net asset value of shares issued through dividend reinvestment
Class A	81,693,514	70,737,492
Class B	45,231,315	40,873,827
Class E	2,080,126	1,886,112
Cost of shares repurchased
Class A	(343,651,029)	(272,772,724)
Class B	(52,622,369)	(183,377,768)
Class E	(3,552,380)	(11,759,639)

Net decrease in net assets from capital share transactions	(99,434,036)	(93,132,466)

Net Increase (Decrease) in Net Assets	8,715,640	(576,452,474)
Net assets at beginning of period	1,491,085,396	2,067,537,870

Net assets at end of period	$1,499,801,036	$1,491,085,396

Net assets at end of period includes undistributed net investment income	$54,583,563	$129,004,845

See accompanying notes to financial statements

21

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lord Abbett Bond Debenture Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.72	$12.63	$12.51	$12.28	$12.63	$12.04

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.37	0.78	0.77	0.71	0.75	0.70
Net Realized/Unrealized Gain (Loss) on Investments	1.22	(3.00)	0.07	0.39	(0.52)	0.31

Total From Investment Operations	1.59	(2.22)	0.84	1.10	0.23	1.01

Less Distributions
Dividends from Net Investment Income	(0.87)	(0.51)	(0.70)	(0.87)	(0.58)	(0.42)
Distributions from Net Realized Capital Gains	—	(0.18)	(0.02)	—	—	—

Total Distributions	(0.87)	(0.69)	(0.72)	(0.87)	(0.58)	(0.42)

Net Asset Value, End of Period	$10.44	$9.72	$12.63	$12.51	$12.28	$12.63

Total Return	17.20%	(18.40)%	6.85%	9.35%	1.81%	8.43%
Ratio of Expenses to Average Net Assets After Reimbursement	0.55%*	0.53%	0.53%	0.56%	0.56%	0.63%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.55%*	0.53%	0.54%	N/A	N/A	N/A
Ratio of Net investment Income to Average Net Assets	7.46%*	6.84%	6.11%	5.85%	5.92%	5.65%
Portfolio Turnover Rate	19.6%	24.8%	36.0%	36.7%	42.1%	39.8%
Net Assets, End of Period (in millions)	$846.7	$933.7	$1,228.9	$1,059.0	$856.4	$520.3

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.65	$12.54	$12.43	$12.19	$12.54	$11.97

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.36	0.75	0.73	0.67	0.71	0.69
Net Realized/Unrealized Gain (Loss) on Investments	1.20	(2.97)	0.07	0.40	(0.52)	0.29

Total From Investment Operations	1.56	(2.22)	0.80	1.07	0.19	0.98

Less Distributions
Dividends from Net Investment Income	(0.84)	(0.49)	(0.67)	(0.83)	(0.54)	(0.41)
Distributions from Net Realized Capital Gains	—	(0.18)	(0.02)	—	—	—

Total Distributions	(0.84)	(0.67)	(0.69)	(0.83)	(0.54)	(0.41)

Net Asset Value, End of Period	$10.37	$9.65	$12.54	$12.43	$12.19	$12.54

Total Return	16.95%	(18.60)%	6.55%	9.15%	1.49%	8.17%
Ratio of Expenses to Average Net Assets After Reimbursement	0.80%*	0.78%	0.78%	0.81%	0.81%	0.88%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.80%*	0.78%	0.78%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	7.21%*	6.57%	5.85%	5.59%	5.65%	5.61%
Portfolio Turnover Rate	19.6%	24.8%	36.0%	36.7%	42.1%	39.8%
Net Assets, End of Period (in millions)	$625.4	$533.6	$800.6	$765.9	$704.5	$776.0

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

22

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lord Abbett Bond Debenture Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.67	$12.56	$12.44	$12.21	$12.57	$12.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.37	0.76	0.74	0.69	0.72	0.70
Net Realized/Unrealized Gain (Loss) on Investment	1.20	(2.97)	0.08	0.38	(0.52)	0.29

Total From Investment Operations	1.57	(2.21)	0.82	1.07	0.20	0.99

Less Distributions
Dividends from Net Investment Income	(0.85)	(0.50)	(0.68)	(0.84)	(0.56)	(0.42)
Distributions from Net Realized Capital Gains	—	(0.18)	(0.02)	—	—	—

Total Distributions	(0.85)	(0.68)	(0.70)	(0.84)	(0.56)	(0.42)

Net Asset Value, End of Period	$10.39	$9.67	$12.56	$12.44	$12.21	$12.57

Total Return	17.07%	(18.52)%	6.73%	9.18%	1.60%	8.24%
Ratio of Expenses to Average Net Assets After Reimbursement	0.70%*	0.68%	0.68%	0.71%	0.71%	0.78%
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates	0.70%*	0.68%	0.68%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Asset	7.31%*	6.66%	5.95%	5.69%	5.76%	5.67%
Portfolio Turnover Rate	19.6%	24.8%	36.0%	36.7%	42.1%	39.8%
Net Assets, End of Period (in millions)	$27.7	$23.8	$37.8	$37.1	$35.1	$35.2

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

23

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Lord Abbett Bond Debenture Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

24

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$41,997,878	$41,997,878

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

I. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed

25

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$3,770,123	0.60%	First $250 Million

	0.55%	$250 Million to $500 Million

	0.50%	$500 Million to $1 Billion

	0.45%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

26

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	96,011,280	11,257,410	8,518,614	(34,708,795)	(14,932,771)	81,078,509
12/31/2008	97,337,764	17,556,512	5,934,354	(24,817,350)	(1,326,484)	96,011,280

Class B

6/30/2009	55,314,081	5,493,678	4,746,203	(5,266,052)	4,973,829	60,287,910
12/31/2008	63,858,531	4,633,749	3,452,182	(16,630,381)	(8,544,450)	55,314,081

Class E

6/30/2009	2,461,864	339,606	218,042	(354,503)	203,145	2,665,009
12/31/2008	3,013,478	346,189	159,031	(1,056,834)	(551,614)	2,461,864

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$5,233,250	$276,637,093	$218,931,569	$207,856,125

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,835,718,640	$23,562,993	$(225,099,050)	$(201,536,057)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$154,988,062	$158,273,147	$—	$158,273,147

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

27

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$83,910,650	$107,087,758	$29,586,781	$2,514,012	$113,497,431	$109,601,770

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$129,004,845	$—	$(445,882,036)	$(41,997,880)	$(358,875,071)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

28

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

29

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Lord Abbett Growth and Income Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of (0.72)% and (0.87)% for Class A and B Shares, respectively, versus (2.87)% for its benchmark, the Russell 1000® Value Index, and 3.16% for the S&P 500® Index.

Market Environment/Conditions

The economy continued to struggle during the first half of 2009, though some signs of recovery also began to appear. First quarter real output shrank by 5.5% on an annualized basis, resulting in three consecutive quarters in which gross domestic product (GDP) contracted. The stock market (as represented by S&P 500® Index), however, rebounded in March and April, suggesting recovery in the broader economy would follow soon.

In the manufacturing sector, industrial production continued to plummet, and capacity utilization fell below 70%. New orders for durable goods ticked up in February, April, and May, but as of May they were still down more than 23% from a year earlier. After five consecutive months of decline, the Institute for Supply Management’s Manufacturing Index has reversed course, however, showing five straight monthly increases in 2009, hitting 42.8 in May 2009. This is still well below the 50% level that indicates expansion in the manufacturing sector.

In the consumer sector, signs of improvement were mixed as well. The Reuters/University of Michigan index of consumer sentiment rose through much of the first half of 2009, but remains well below its recent peak of 96.9 in January 2007. Retail sales showed some month-over-month increases, but on a yearly basis, sales continued to be down about 9%. Home prices continued to fall during the first quarter of 2009, luring some buyers into the market.

Job losses appear to have turned a corner. May’s nonfarm losses came to 345,000, much lower than economists had expected, and nearly 200,000 fewer than in April, making four straight months of improvement. The unemployment rate, however, rose through the first half of 2009, hitting 9.4% in May.

After enduring a significant decline through most of the first quarter, the total return of the S&P 500® rebounded in the second quarter to finish the first half of 2009 up 3.16%. Technology and materials were among the sectors that outperformed the broader market, while industrials and financials were among those that lagged. While large caps and small caps largely matched the performance of the broader market, value stocks underperformed and growth stocks outperformed.

Portfolio Review/Current Positioning

Overall performance was driven primarily by strong stock selection during the first half of 2009. Stock selection within the consumer discretionary sector contributed significantly to relative performance. Hertz was one of the Portfolio’s strongest performers for the period, as shares of the car and equipment rental provider rose when investors began to detect early signs of a bottoming out process in the overall economy. Hertz also benefited from reducing its fleet, which resulted in lower-than-expected expenses. Within the retail area, major holdings such Kohl’s and Target reported better-than-expected first-quarter earnings; however, earnings were still down on a year-over-year basis. The overweight within consumer discretionary also benefited the Portfolio, as the sector outperformed the index.

Stock selection within the financial services sector was also a significant contributor to relative performance, led by such high-quality names as Goldman Sachs and JPMorgan Chase. These stock selection gains, however, were offset by an overweight position within a sector that underperformed the benchmark index. The diversified banking industry specifically was one of weakest areas within financials for the year-to-date period despite a strong recovery in the second quarter.

The largest detractor from relative performance was stock selection within the producer durables sector. Delta Air Lines had been one of the Portfolio’s strongest performers in the second half of 2008 due to declining jet fuel prices and a beneficial merger with Northwest Airlines. Despite these positive factors, the company retraced much of its previous relatively good performance due to continuing investor fears of reduced travel from the ongoing recession.

The underweight within materials & processing also detracted from performance, as the sector outperformed the index. Performance within the copper metal industry was particularly strong.

Eli M. Salzmann, Partner and Director

Kenneth G. Fuller, CFA, Partner and Portfolio Manager

Lord, Abbett & Co. LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

Lord Abbett Growth and Income Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
JPMorgan Chase & Co.	5.18%
Wells Fargo & Co.	4.44%
Bank of New York Mellon Corp.	4.07%
Goldman Sachs Group, Inc. (The)	2.94%
Schlumberger, Ltd.	2.62%
Target Corp.	2.59%
Boston Scientific Corp.	2.50%
Coca-Cola Enterprises, Inc.	2.13%
Hertz Global Holdings, Inc.	2.05%
Franklin Resources, Inc.	1.99%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Lord Abbett Growth and Income Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary (continued)

Lord Abbett Growth and Income Portfolio managed by

Lord, Abbett & Co. LLC vs. Russell 1000® Value Index1 and S&P 500® Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[4]
—	Lord Abbett Growth and Income Portfolio—Class A	-0.72%	-25.71%	-9.68%	-2.58%	0.73%	—
	Class B	-0.87%	-25.88%	-9.92%	-2.82%	—	0.34%
—	Russell 1000® Value Index[1]	-2.87%	-29.03%	-11.11%	-2.13%	-0.15%	—
- -	S&P 500® Index[2]	3.16%	-26.21%	-8.22%	-2.24%	-2.22%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000® Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class A shares is 12/11/89. Inception of the Class B shares is 3/22/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Lord Abbett Growth and Income Portfolio

Class A
Actual	0.56%	$1,000.00	$992.80	$2.77
Hypothetical	0.56%	1,000.00	1,022.02	2.81

Class B
Actual	0.81%	$1,000.00	$991.30	$4.00
Hypothetical	0.81%	1,000.00	1,020.78	4.06

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.3%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	223,200	$7,008,480
Raytheon Co.(a)	142,600	6,335,718

		13,344,198

Air Freight & Logistics - 0.1%
FedEx Corp.	33,000	1,835,460

Airlines - 1.9%
Delta Air Lines, Inc.*(a)	6,002,865	34,756,588

Automobiles - 1.0%
Ford Motor Co.*	2,832,400	17,192,668

Beverages - 2.1%
Coca-Cola Enterprises, Inc.	2,297,422	38,252,076

Biotechnology - 1.6%
Amgen, Inc.*	531,300	28,127,022

Building Products - 0.3%
Masco Corp.(a)	568,890	5,449,966

Capital Markets - 13.9%
Bank of New York Mellon Corp.	2,491,266	73,019,006
Franklin Resources, Inc.	496,199	35,731,290
Goldman Sachs Group, Inc. (The)	357,900	52,768,776
Legg Mason, Inc.	307,524	7,497,435
Morgan Stanley	1,194,700	34,060,897
State Street Corp.	332,939	15,714,721
T. Rowe Price Group, Inc.	561,139	23,382,662
TD Ameritrade Holding Corp.*	401,900	7,049,326

		249,224,113

Chemicals - 1.5%
Dow Chemical Co. (The)(a)	912,497	14,727,702
Praxair, Inc.	178,543	12,689,051

		27,416,753

Commercial Banks - 7.8%
BB&T Corp.	567,174	12,466,485
Comerica, Inc.	135,300	2,861,595
M&T Bank Corp.(a)	370,189	18,853,726
PNC Financial Services Group, Inc.	628,429	24,389,329
SunTrust Banks, Inc.	134,600	2,214,170
Wells Fargo & Co.	3,279,849	79,569,137

		140,354,442

Communications Equipment - 0.2%
Cisco Systems, Inc.*	233,880	4,359,523

Computers & Peripherals - 0.8%
EMC Corp.*	27,900	365,490
Hewlett-Packard Co.	377,830	14,603,130

		14,968,620

Security Description	Shares	Value

Diversified Financial Services - 7.1%
Bank of America Corp.	1,277,833	$16,867,396
JPMorgan Chase & Co.	2,719,477	92,761,360
Moody’s Corp.	632,000	16,653,200

		126,281,956

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,304,343	32,399,880
Verizon Communications, Inc.	681,300	20,936,349

		53,336,229

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	148,400	2,383,304

Energy Equipment & Services - 4.4%
Cameron International Corp.*	71,400	2,020,620
Halliburton Co.	1,069,299	22,134,489
Schlumberger, Ltd.(a)	868,579	46,998,810
Smith International, Inc.(a)	296,300	7,629,725

		78,783,644

Food & Staples Retailing - 2.1%
Kroger Co. (The)(a)	1,385,632	30,553,186
Wal-Mart Stores, Inc.	148,468	7,191,790

		37,744,976

Food Products - 2.7%
Archer-Daniels-Midland Co.	616,323	16,498,967
Kraft Foods, Inc. - Class A	1,282,460	32,497,536

		48,996,503

Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp.*	4,412,325	44,740,975
Covidien Plc	450,679	16,873,422

		61,614,397

Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	599,020	14,963,520
WellPoint, Inc.*	104,500	5,318,005

		20,281,525

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.(a)	833,166	21,470,688
Marriott International, Inc. - Class A(a)	686,568	15,152,561
Starbucks Corp.*(a)	91,200	1,266,768

		37,890,017

Household Durables - 0.5%
Pulte Homes, Inc.(a)	1,015,900	8,970,397

Household Products - 0.3%
Colgate-Palmolive Co.(a)	67,400	4,767,876

Insurance - 1.9%
Aon Corp.	891,500	33,761,105

See accompanying notes to financial statements

5

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Internet & Catalog Retail - 0.6%
HSN, Inc.*(a)	931,225	$9,843,048

Internet Software & Services - 0.9%
IAC/InterActiveCorp*(a)	956,102	15,345,437

IT Services - 0.2%
Western Union Co.	166,675	2,733,470

Machinery - 3.0%
Caterpillar, Inc.(a)	402,191	13,288,391
Eaton Corp.(a)	700,566	31,252,249
Joy Global, Inc.(a)	31,700	1,132,324
Parker Hannifin Corp.	184,100	7,908,936

		53,581,900

Media - 1.8%
Comcast Corp. - Class A	632,054	9,158,463
Omnicom Group, Inc.(a)	244,917	7,734,479
Time Warner Cable, Inc.(a)	74,820	2,369,549
Time Warner, Inc.	298,000	7,506,620
Viacom, Inc. - Class B*	230,300	5,227,810

		31,996,921

Metals & Mining - 0.1%
Nucor Corp.(a)	21,619	960,532

Multiline Retail - 5.2%
JC Penney Co., Inc.(a)	460,100	13,209,471
Kohl’s Corp.*(a)	796,997	34,071,622
Target Corp.	1,175,264	46,387,670

		93,668,763

Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	261,669	17,335,571
Devon Energy Corp.	157,200	8,567,400
El Paso Corp.	737,700	6,808,971
EOG Resources, Inc.	129,076	8,766,842
Exxon Mobil Corp.	452,500	31,634,275
Hess Corp.	579,900	31,169,625
Occidental Petroleum Corp.	312,945	20,594,910
XTO Energy, Inc.	409,475	15,617,377

		140,494,971

Personal Products - 0.2%
Avon Products, Inc.	135,700	3,498,346

Pharmaceuticals - 3.5%
Abbott Laboratories	464,935	21,870,542
Johnson & Johnson	134,700	7,650,960
Teva Pharmaceutical Industries, Ltd. (ADR)	663,496	32,736,893

		62,258,395

Security Description	Shares/Par Amount	Value

Road & Rail - 2.8%
Canadian National Railway Co.	300,900	$12,926,664
Hertz Global Holdings, Inc.*	4,594,559	36,710,526

		49,637,190

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	923,100	15,277,306

Software - 1.9%
Adobe Systems, Inc.*	353,580	10,006,314
Oracle Corp.	1,151,308	24,661,017

		34,667,331

Specialty Retail - 5.2%
Best Buy Co., Inc.(a)	881,035	29,505,862
Gap, Inc. (The)	134,300	2,202,520
Home Depot, Inc. (The)(a)	1,487,305	35,145,017
J. Crew Group, Inc.*(a)	943,316	25,488,399
Lowe’s Cos., Inc.	82,100	1,593,561

		93,935,359

Tobacco - 0.2%
Altria Group, Inc.(a)	253,723	4,158,520

Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.*(a)	1,349,900	6,493,019

Total Common Stocks (Cost $1,702,174,318)		1,708,643,866

Escrowed Shares - 0.0%
Computers & Peripherals - 0.0%
ESC Seagate Technology(b)* (Cost - $0)	10,300	10

Short-Term Investments - 15.5%
Mutual Funds - 9.6%
State Street Navigator Securities Lending Prime Portfolio(c)	172,140,914	172,140,914

Repurchase Agreement - 5.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $66,864,320 on 07/01/09 collateralized by $67,610,000 FHLMC at 1.625% due 04/26/11 with a value of $68,201,588.	$66,864,301	66,864,301

See accompanying notes to financial statements

6

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - continued
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $39,180,709 on 07/01/09 collateralized by $39,770,000 FNMA at 1.722% due 05/10/11 with a value of $39,968,850.	$39,180,699	$39,180,699

Total Short-Term Investments (Cost $278,185,914)		278,185,914

TOTAL INVESTMENTS - 110.8% (Cost $1,980,360,232)		1,986,829,790

Other Assets and Liabilities (net) - (10.8)%		(194,447,158)

NET ASSETS - 100.0%		$1,792,382,632

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Illiquid securities representing in the aggregate $11 of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

7

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$13,344,198	$—	$—	$13,344,198
Air Freight & Logistics	1,835,460	—	—	1,835,460
Airlines	34,756,588	—	—	34,756,588
Automobiles	17,192,668	—	—	17,192,668
Beverages	38,252,076	—	—	38,252,076
Biotechnology	28,127,022	—	—	28,127,022
Building Products	5,449,966	—	—	5,449,966
Capital Markets	249,224,113	—	—	249,224,113
Chemicals	27,416,753	—	—	27,416,753
Commercial Banks	140,354,442	—	—	140,354,442
Communications Equipment	4,359,523	—	—	4,359,523
Computers & Peripherals	14,968,620	—	—	14,968,620
Diversified Financial Services	126,281,956	—	—	126,281,956
Diversified Telecommunication Services	53,336,229	—	—	53,336,229
Electronic Equipment, Instruments & Components	2,383,304	—	—	2,383,304
Energy Equipment & Services	78,783,644	—	—	78,783,644
Food & Staples Retailing	37,744,976	—	—	37,744,976
Food Products	48,996,503	—	—	48,996,503
Health Care Equipment & Supplies	61,614,397	—	—	61,614,397
Health Care Providers & Services	20,281,525	—	—	20,281,525
Hotels, Restaurants & Leisure	37,890,017	—	—	37,890,017
Household Durables	8,970,397	—	—	8,970,397
Household Products	4,767,876	—	—	4,767,876
Insurance	33,761,105	—	—	33,761,105
Internet & Catalog Retail	9,843,048	—	—	9,843,048
Internet Software & Services	15,345,437	—	—	15,345,437
IT Services	2,733,470	—	—	2,733,470
Machinery	53,581,900	—	—	53,581,900
Media	31,996,921	—	—	31,996,921
Metals & Mining	960,532	—	—	960,532
Multiline Retail	93,668,763	—	—	93,668,763
Oil, Gas & Consumable Fuels	140,494,971	—	—	140,494,971
Personal Products	3,498,346	—	—	3,498,346
Pharmaceuticals	62,258,395	—	—	62,258,395
Road & Rail	49,637,190	—	—	49,637,190

See accompanying notes to financial statements

8

Met Investors Series Trust

Lord Abbett Growth and Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Semiconductors & Semiconductor Equipment	$15,277,306	$—	$—	$15,277,306
Software	34,667,331	—	—	34,667,331
Specialty Retail	93,935,359	—	—	93,935,359
Tobacco	4,158,520	—	—	4,158,520
Wireless Telecommunication Services	6,493,019	—	—	6,493,019
Total Common Stocks	1,708,643,866	—	—	1,708,643,866
Escrowed Shares
Computers & Peripherals	—	—	10	10
Short-Term Investments
Mutual Funds	172,140,914	—	—	172,140,914
Repurchase Agreement	—	106,045,000	—	106,045,000
Total Short-Term Investments	172,140,914	106,045,000	—	278,185,914
TOTAL INVESTMENTS	$1,880,784,780	$106,045,000	$10	$1,986,829,790

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Balance as of June 30, 2009
Escrowed Shares
Computers & Peripherals	$10	$10
Total	$10	$10

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Lord Abbett Growth and Income Portfolio
Assets
Investments, at value (a)(b)	$1,880,784,790
Repurchase Agreement	106,045,000
Cash	46,669
Receivable for investments sold	22,035,137
Receivable for Trust shares sold	109,292
Dividends receivable	1,179,992
Interest receivable	29

Total assets	2,010,200,909

Liabilities
Payables for:
Investments purchased	43,505,316
Trust shares redeemed	949,425
Distribution and services fees—Class B	170,669
Collateral for securities on loan	172,140,914
Management fee	799,098
Administration fee	10,681
Custodian and accounting fees	32,732
Deferred trustee fees	3,427
Accrued expenses	206,015

Total liabilities	217,818,277

Net Assets	$1,792,382,632

Net Assets Represented by
Paid in surplus	$2,990,361,353
Accumulated net realized loss	(1,220,633,609)
Unrealized appreciation on investments and foreign currency	6,467,857
Undistributed net investment income	16,187,031

Total	$1,792,382,632

Net Assets
Class A	$968,592,955

Class B	823,789,677

Capital Shares Outstanding
Class A	61,044,930

Class B	52,133,776

Net Asset Value and Offering Price Per Share
Class A	$15.87

Class B	15.80

(a) Investments at cost, excluding repurchase agreements	$1,874,315,232
(b) Includes cash collateral for securities loaned of	172,140,914

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Lord Abbett Growth and Income Portfolio
Investment Income
Dividends (1)	$22,096,983
Interest (2)	571,485

Total investment income	22,668,468

Expenses
Management fee	5,250,231
Administration fees	81,239
Custodian and accounting fees	85,981
Distribution and services fees—Class B	935,233
Audit and tax services	21,337
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	127,079
Insurance	31,483
Other	11,111

Total expenses	6,570,127
Less broker commission recapture	(88,740)

Net expenses	6,481,387

Net investment income	16,187,081

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(786,523,874)
Futures contracts	2,688,227

Net realized loss on investments and futures contracts	(783,835,647)

Net change in unrealized appreciation (depreciation) on:
Investments	722,991,056
Foreign currency	(1,701)

Net change in unrealized appreciation on investments and foreign currency	722,989,355

Net realized and unrealized loss on investments, futures contracts and foreign currency	(60,846,292)

Net Decrease in Net Assets from Operations	$(44,659,211)

(1) Dividend income is net of foreign withholding taxes of:	$61,685
(2) Interest income includes securities lending net income of:	566,604

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Lord Abbett Growth and Income Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$16,187,081	$59,740,322
Net realized loss on investments, futures contracts and foreign currency	(783,835,647)	(415,227,030)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	722,989,355	(1,063,888,315)

Net decrease in net assets resulting from operations	(44,659,211)	(1,419,375,023)

Distributions to Shareholders
From net investment income
Class A	(41,222,235)	(40,145,410)
Class B	(18,320,336)	(18,537,842)
From net realized gains
Class A	—	(227,243,760)
Class B	—	(127,938,585)

Net decrease in net assets resulting from distributions	(59,542,571)	(413,865,597)

Capital Share Transactions
Proceeds from shares sold
Class A	131,381,102	270,959,603
Class B	45,538,858	82,749,396
Net asset value of shares issued through dividend reinvestment
Class A	41,222,235	267,389,170
Class B	18,320,336	146,476,427
Cost of shares repurchased
Class A	(672,655,586)	(433,021,085)
Class B	(51,383,888)	(272,677,920)

Net increase (decrease) in net assets from capital share transactions	(487,576,943)	61,875,591

Net Decrease in Net Assets	(591,778,725)	(1,771,365,029)
Net assets at beginning of period	2,384,161,357	4,155,526,386

Net assets at end of period	$1,792,382,632	$2,384,161,357

Net assets at end of period includes undistributed net investment income	$16,187,031	$59,542,521

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lord Abbett Growth and Income Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$16.44	$28.89	$29.36	$27.59	$27.44		$24.41

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.43	0.45	0.46	0.40		0.33
Net Realized/Unrealized Gain (Loss) on Investments	(0.28)	(9.93)	0.73	4.22	0.61		2.82

Total from Investment Operations	(0.15)	(9.50)	1.18	4.68	1.01		3.15

Less Distributions
Dividends from Net Investment Income	(0.42)	(0.44)	(0.31)	(0.54)	(0.31)		(0.12)
Distributions from Net Realized Capital Gains	—	(2.51)	(1.34)	(2.37)	(0.55)		—

Total Distributions	(0.42)	(2.95)	(1.65)	(2.91)	(0.86)		(0.12)

Net Asset Value, End of Period	$15.87	$16.44	$28.89	$29.36	$27.59		$27.44

Total Return	(0.72)%	(36.19)%	4.01%	18.03%	3.68%		12.92%
Ratio of Expenses to Average Net Assets After Reimbursement	0.56%*	0.52%	0.51%	0.54%	0.53%		0.57%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.57%*	0.53%	0.52%	0.54%	0.55	%(b)	0.56	%(b)
Ratio of Net Investment Income to Average Net Assets	1.78%*	1.92%	1.55%	1.64%	1.46%		1.30%
Portfolio Turnover Rate	44.8%	112.2%	84.1%	50.2%	45.9%		29.7%
Net Assets, End of Period (in millions)	$968.6	$1,546.8	$2,608.8	$2,172.1	$1,985.7		$1,867.5

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$16.33	$28.69	$29.20	$27.43	$27.27		$24.29

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10	0.37	0.38	0.39	0.33		0.27
Net Realized/Unrealized Gain (Loss) on Investments	(0.27)	(9.86)	0.71	4.20	0.61		2.80

Total from Investment Operations	(0.17)	(9.49)	1.09	4.59	0.94		3.07

Less Distributions
Dividends from Net Investment Income	(0.36)	(0.36)	(0.26)	(0.45)	(0.23)		(0.09)
Distributions from Net Realized Capital Gains	—	(2.51)	(1.34)	(2.37)	(0.55)		—

Total Distributions	(0.36)	(2.87)	(1.60)	(2.82)	(0.78)		(0.09)

Net Asset Value, End of Period	$15.80	$16.33	$28.69	$29.20	$27.43		$27.27

Total Return	(0.87)%	(36.33)%	3.72%	17.78%	3.39%		12.65%
Ratio of Expenses to Average Net Assets After Reimbursement	0.81%*	0.77%	0.76%	0.79%	0.78%		0.82%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.82%*	0.78%	0.77%	0.79%	0.80	%(b)	0.80	%(b)
Ratio of Net Investment Income to Average Net Assets	1.40%*	1.66%	1.31%	1.40%	1.21%		1.08%
Portfolio Turnover Rate	44.8%	112.2%	84.1%	50.2%	45.9%		29.7%
Net Assets, End of Period (in millions)	$823.8	$837.4	$1,546.7	$1,596.5	$1,130.5		$1,282.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Lord Abbett Growth and Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date.

The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2009	Expiring 12/31/2010	Expiring 12/31/2016	Total

$6,491,841	$9,173,099	$306,752,150	$322,417,090

The Portfolio acquired losses of $61,902,713 in the merger with J.P. Morgan Enhanced Index Portfolio on April 28, 2003 which are subject to an annual limitation of $5,221,647.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $2,688,227 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

K. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$5,250,231	0.60%	First $600 Million

	0.55%	$600 Million to $1.1 Billion

	0.50%	$1.1 Billion to $1.5 Billion

	0.45%	Over $1.5 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	94,070,600	9,220,217	2,811,885	(45,057,772)	(33,025,670)	61,044,930
12/31/2008	90,304,055	12,128,658	10,972,063	(19,334,176)	3,766,545	94,070,600

Class B

6/30/2009	51,276,515	3,183,079	1,253,958	(3,579,776)	857,261	52,133,776
12/31/2008	53,902,169	3,791,674	6,040,265	(12,457,593)	(2,625,654)	51,276,515

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchase		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$834,587,891	$—	$1,161,852,322

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$1,980,360,232	$136,518,525	$(130,048,967)	$6,469,558

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$174,592,397	$172,140,914	$7,306,624	$179,447,538

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$64,315,525	$39,072,034	$349,550,072	$168,929,982	$413,865,597	$208,002,016

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$59,542,521	$—	$(830,902,370)	$(322,417,090)	$(1,093,776,939)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

11. Recent Accounting Pronouncement - continued

FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Lord Abbett Mid Cap Value Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 0.88% and 0.71% for Class A and B Shares, respectively, versus 3.19% for its benchmark, the Russell Midcap Value® Index, 4.40% for the S&P MidCap 400®/Citigroup Value Index and 9.96% for the Russell Midcap® Index.

Market Environment/Conditions

The economy continued to struggle during the first half of 2009, though some signs of recovery also began to appear. First quarter real output shrank by 5.5% on an annualized basis, resulting in three consecutive quarters in which gross domestic product (GDP) contracted. The stock market (as represented by S&P 500® Index), however, rebounded in March and April, suggesting recovery in the broader economy would follow soon.

In the manufacturing sector, industrial production continued to plummet, and capacity utilization fell below 70%. New orders for durable goods ticked up in February, April, and May, but as of May they were still down more than 23% from a year earlier. After five consecutive months of decline, the Institute for Supply Management’s Manufacturing Index has reversed course, however, showing five straight monthly increases in 2009, hitting 42.8 in May 2009. This is still well below the 50% level that indicates expansion in the manufacturing sector.

In the consumer sector, signs of improvement were mixed as well. The Reuters/University of Michigan index of consumer sentiment rose through much of the first half of 2009, but remains well below its recent peak of 96.9 in January 2007. Retail sales showed some month-over-month increases, but on a yearly basis, sales continued to be down about 9%. Home prices continued to fall during the first quarter of 2009, luring some buyers into the market.

Job losses appear to have turned a corner. May’s nonfarm losses came to 345,000, much lower than economists had expected, and nearly 200,000 fewer than in April, making four straight months of improvement. The unemployment rate, however, rose through the first half of 2009, hitting 9.4% in May.

After enduring a significant decline through most of the first quarter, the total return of the S&P 500® rebounded in the second quarter to finish the first half of 2009 up 3.16%. Technology and materials were among the sectors that outperformed the broader market, while industrials and financials were among those that lagged. While large caps and small caps largely matched the performance of the broader market, value stocks underperformed and growth stocks outperformed.

Portfolio Review/Current Positioning

Stock selection within the financial services sector was the largest detractor. Fifth Third Bancorp, a regional bank, dropped sharply in the beginning of the year after posting a significant loss for the fourth quarter. The sizable loss was mainly a result of higher than anticipated credit costs. Negative stock selection also hampered performance within the healthcare and consumer staples sectors. Shares of King Pharmaceuticals slid with the general market in the beginning of the year, and we exited the position on concerns about competitive pressures from generic drugs and lack of clarity with their drug pipeline. Within the consumer staples sector, Snap-On, a tool manufacturer disappointed after reporting weaker than expected sales growth.

The largest contributor to performance was the Portfolio’s relative underweight within financials. Despite the recent rally within financial stocks, the recent returns were unable to compensate for the losses these companies experienced in the beginning of the year. The utilities sector was also a contributor as a result of a relative underweight as well as positive stock selection. The sector failed to keep pace with the general market rally during the second quarter. However, CMS Energy, a Michigan-based regulated utility, saw shares rise following a favorable ruling on its most recent rate case filing.

During the quarter we took profits and moved away from stable earning sectors, such as utilities and consumer staples, and toward more early cycle companies within the consumer discretionary and producer durables sectors. We also added to our technology holdings and continued to decrease the underweight within the financial services sector by selectively adding attractive companies.

We continue to focus on finding high quality companies that have strong, long-term prospects and attractive valuation characteristics. These companies tend to be market leaders with healthy balance sheets and, we believe, the ability to emerge from the current downturn in a stronger competitive position. While this may mean that we do not always participate as fully during the short term, like the current market rally, which was driven largely by lower quality companies, we are confident that the companies chosen for inclusion in the Portfolio will drive strong investment performance over the long term.

Robert P. Fetch, CFA,

Partner and Director

Jeff Diamond, CFA

Portfolio Manager

Lord, Abbett & Co. LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may

1

Lord Abbett Mid Cap Value Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary (continued)

not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
State Street Corp.	2.32%
Mylan, Inc.	2.30%
Adobe Systems, Inc.	2.11%
Reliance Steel & Aluminum Co.	2.04%
Aon Corp.	2.00%
ACE, Ltd.	1.82%
Lazard, Ltd.—Class A	1.71%
DaVita, Inc.	1.64%
EQT Corp.	1.63%
Embarq Corp.	1.59%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Lord Abbett Mid Cap Value Portfolio	For the period ended 6/30/09
Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary (continued)

Lord Abbett Mid Cap Value Portfolio managed by

Lord, Abbett & Co. LLC vs. Russell Midcap Value® Index1

S&P MidCap® 400/Citigroup Value Index2 and Russell Midcap® Index3

Growth Based on $10,000+

		Average Annual Return[4] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[5]
—	Lord Abbett Mid Cap Value Portfolio— Class A	0.88%	-28.92%	-11.34%	-2.84%	5.46%	—
	Class B	0.71%	-29.11%	-11.57%	-3.09%	—	2.09%
- -	Russell Midcap Value® Index[1]	3.19%	-30.52%	-11.07%	-0.43%	4.00%	—
- -	S&P MidCap® 400/Citigroup Value Index[2]	4.40%	-27.26%	-9.20%	-0.46%	3.80%	—
—	Russell Midcap® Index[3]	9.96%	-30.36%	-9.25%	-0.11%	3.15%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell Midcap® Value Index is an unmanaged measure of performance of those Russell Midcap® companies (the 800 smallest companies in the Russell 1000® Index) with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

2The S&P MidCap® 400/Citigroup Value Index uses a multi-factor methodology to calculate value in separate dimensions. Style scores are calculated taking standardized measures of 4 value factors for each constituent. Combined, the growth and value indices are exhaustive, containing the full market capitalization of the S&P MidCap 400.

3The Russell Midcap® Index is an unmanaged index which measures the performances of the 800 smallest companies in the Russell 1000® Index.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Lord Abbett Mid Cap Value Portfolio

Class A
Actual	0.74%	$1,000.00	$1,008.80	$3.69
Hypothetical	0.74%	1,000.00	1,021.12	3.71

Class B
Actual	0.99%	$1,000.00	$1,007.10	$4.93
Hypothetical	0.99%	1,000.00	1,019.89	4.96

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.4%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.*(a)	20,300	$1,671,908
Curtiss-Wright Corp.	40,100	1,192,173
ITT Corp.	69,000	3,070,500
Precision Castparts Corp.	15,600	1,139,268

		7,073,849

Airlines - 0.9%
Continental Airlines, Inc. - Class B*(a)	188,200	1,667,452
Southwest Airlines Co.	123,900	833,847

		2,501,299

Auto Components - 1.7%
Autoliv, Inc.(a)	60,300	1,734,831
BorgWarner, Inc.(a)	60,900	2,079,735
WABCO Holdings, Inc.	48,800	863,760

		4,678,326

Capital Markets - 5.1%
Jefferies Group, Inc.*	31,300	667,629
Lazard, Ltd. - Class A	175,600	4,727,152
Raymond James Financial, Inc.	133,500	2,297,535
State Street Corp.	135,600	6,400,320

		14,092,636

Chemicals - 2.6%
Celanese Corp., Series A	164,600	3,909,250
Valspar Corp. (The)	141,415	3,186,080

		7,095,330

Commercial & Professional Services - 1.0%
Republic Services, Inc.	109,786	2,679,876

Commercial Banks - 3.3%
City National Corp.	84,100	3,097,403
Comerica, Inc.	114,700	2,425,905
Commerce Bancshares, Inc.	19,500	620,685
M&T Bank Corp.(a)	58,543	2,981,595

		9,125,588

Communications Equipment - 1.3%
Tellabs, Inc.*	642,098	3,679,222

Computers & Peripherals - 0.3%
Diebold, Inc.	32,300	851,428

Construction & Engineering - 3.5%
Jacobs Engineering Group, Inc.*	99,900	4,204,791
KBR, Inc.(a)	234,711	4,328,071
URS Corp.*	20,600	1,020,112

		9,552,974

Containers & Packaging - 1.1%
Ball Corp.	65,222	2,945,426

Distributors - 1.0%
Genuine Parts Co.	79,261	2,659,999

Security Description	Shares	Value

Diversified Telecommunication Services - 2.5%
CenturyTel, Inc.(a)	86,072	$2,642,410
Embarq Corp.	104,150	4,380,549

		7,022,959

Electric Utilities - 0.6%
Northeast Utilities	76,558	1,708,009

Electrical Equipment - 0.7%
Roper Industries, Inc.	40,600	1,839,586

Electronic Equipment, Instruments & Components - 1.2%
Anixter International, Inc.*(a)	50,400	1,894,536
Itron, Inc.*(a)	12,200	671,854
Trimble Navigation, Ltd.*	33,900	665,457

		3,231,847

Energy Equipment & Services - 5.3%
Cameron International Corp.*	69,600	1,969,680
Halliburton Co.	198,529	4,109,550
Oceaneering International, Inc.*(a)	26,400	1,193,280
Smith International, Inc.(a)	102,800	2,647,100
Superior Energy Services, Inc.*	81,800	1,412,686
Transocean, Ltd.*	44,784	3,327,004

		14,659,300

Food & Staples Retailing - 1.2%
Kroger Co. (The)	154,711	3,411,378

Food Products - 1.1%
J.M. Smucker Co. (The)	60,600	2,948,796

Gas Utilities - 2.2%
EQT Corp.	129,100	4,506,881
Piedmont Natural Gas Co., Inc.(a)	60,100	1,449,011

		5,955,892

Health Care Equipment & Supplies - 1.4%
Covidien Plc	81,000	3,032,640
Varian Medical Systems, Inc.*	26,000	913,640

		3,946,280

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	233,600	4,144,064
DaVita, Inc.*	91,700	4,535,482
HEALTHSOUTH Corp.*(a)	225,282	3,253,072
McKesson Corp.	49,300	2,169,200
Patterson Cos., Inc.*(a)	162,100	3,517,570

		17,619,388

Hotels, Restaurants & Leisure - 4.7%
International Game Technology	194,500	3,092,550
Marriott International, Inc. - Class A(a)	136,401	3,010,380
Starwood Hotels & Resorts Worldwide, Inc.(a)	141,800	3,147,960
Wynn Resorts, Ltd.*(a)	104,000	3,671,200

		12,922,090

See accompanying notes to financial statements

5

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Household Durables - 0.4%
Snap-On, Inc.	40,802	$1,172,649

Industrial Conglomerates - 1.2%
Tyco International, Ltd.	123,100	3,198,138

Insurance - 5.6%
ACE, Ltd.	113,388	5,015,151
Aon Corp.	145,600	5,513,872
Markel Corp.*	2,500	704,250
PartnerRe, Ltd.	63,170	4,102,892

		15,336,165

Machinery - 7.2%
Cummins, Inc.	52,910	1,862,961
Donaldson Co., Inc.(a)	55,700	1,929,448
Eaton Corp.	93,900	4,188,879
Kaydon Corp.(a)	31,700	1,032,152
Kennametal, Inc.	84,500	1,620,710
PACCAR, Inc.(a)	30,200	981,802
Parker Hannifin Corp.	96,400	4,141,344
Pentair, Inc.	52,300	1,339,926
SPX Corp.	58,700	2,874,539

		19,971,761

Marine - 1.1%
Kirby Corp.*	96,418	3,065,128

Media - 2.0%
Interpublic Group Cos., Inc.*	525,980	2,656,199
Omnicom Group, Inc.	87,500	2,763,250

		5,419,449

Metals & Mining - 2.0%
Reliance Steel & Aluminum Co.	146,853	5,637,687

Multi-Utilities - 1.2%
CMS Energy Corp.(a)	275,976	3,333,790

Multiline Retail - 1.6%
Big Lots, Inc.*	32,500	683,475
Macy’s, Inc.	164,789	1,937,919
Nordstrom, Inc.(a)	94,200	1,873,638

		4,495,032

Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	85,700	2,625,848
EOG Resources, Inc.	38,138	2,590,333
Forest Oil Corp.*(a)	112,400	1,677,008
Noble Energy, Inc.	45,700	2,694,929
Range Resources Corp.	21,500	890,315
Williams Cos., Inc. (The)	198,400	3,097,024

		13,575,457

Pharmaceuticals - 3.1%
Mylan, Inc.*(a)	485,344	6,333,739
Watson Pharmaceuticals, Inc.*(a)	68,100	2,294,289

		8,628,028

Security Description	Shares/Par Amount	Value

Road & Rail - 1.2%
Kansas City Southern*(a)	203,100	$3,271,941

Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Group, Ltd.*	50,200	584,328

Software - 6.0%
Adobe Systems, Inc.*	206,089	5,832,319
CA, Inc.	77,600	1,352,568
Intuit, Inc.*	92,000	2,590,720
Jack Henry & Associates, Inc.	49,900	1,035,425
McAfee, Inc.*(a)	89,151	3,761,280
Sybase, Inc.*	63,768	1,998,489

		16,570,801

Specialty Retail - 5.2%
American Eagle Outfitters, Inc.	293,900	4,164,563
Foot Locker, Inc.	194,573	2,037,179
Guess?, Inc.	66,500	1,714,370
PetSmart, Inc.	113,000	2,424,980
TJX Cos., Inc. (The)	127,800	4,020,588

		14,361,680

Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc.*	33,600	809,088

Trading Companies & Distributors - 1.5%
GATX Corp.(a)	78,800	2,026,736
W.W. Grainger, Inc.(a)	26,703	2,186,442

		4,213,178

Total Common Stocks (Cost $269,931,218)		265,845,778

Short-Term Investments - 16.0%
Mutual Funds - 12.7%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	35,094,545	35,094,545

Repurchase Agreement - 3.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $9,174,003 on 07/01/09 collateralized by $9,315,000 FNMA at 1.722% due 05/10/11 with a value of $9,361,575.	$9,174,000	9,174,000

Total Short-Term Investments (Cost $44,268,545)		44,268,545

TOTAL INVESTMENTS - 112.4% (Cost $314,199,763)		310,114,323

Other Assets and Liabilities (net) - (12.4)%		(34,290,735)

NET ASSETS - 100.0%		$275,823,588

See accompanying notes to financial statements

6

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-Income Producing Security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

7

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$7,073,849	$—	$—	$7,073,849
Airlines	2,501,299	—	—	2,501,299
Auto Components	4,678,326	—	—	4,678,326
Capital Markets	14,092,636	—	—	14,092,636
Chemicals	7,095,330	—	—	7,095,330
Commercial & Professional Services	2,679,876	—	—	2,679,876
Commercial Banks	9,125,588	—	—	9,125,588
Communications Equipment	3,679,222	—	—	3,679,222
Computers & Peripherals	851,428	—	—	851,428
Construction & Engineering	9,552,974	—	—	9,552,974
Containers & Packaging	2,945,426	—	—	2,945,426
Distributors	2,659,999	—	—	2,659,999
Diversified Telecommunication Services	7,022,959	—	—	7,022,959
Electric Utilities	1,708,009	—	—	1,708,009
Electrical Equipment	1,839,586	—	—	1,839,586
Electronic Equipment, Instruments & Components	3,231,847	—	—	3,231,847
Energy Equipment & Services	14,659,300	—	—	14,659,300
Food & Staples Retailing	3,411,378	—	—	3,411,378
Food Products	2,948,796	—	—	2,948,796
Gas Utilities	5,955,892	—	—	5,955,892
Health Care Equipment & Supplies	3,946,280	—	—	3,946,280
Health Care Providers & Services	17,619,388	—	—	17,619,388
Hotels, Restaurants & Leisure	12,922,090	—	—	12,922,090
Household Durables	1,172,649	—	—	1,172,649
Industrial Conglomerates	3,198,138	—	—	3,198,138
Insurance	15,336,165	—	—	15,336,165
Machinery	19,971,761	—	—	19,971,761
Marine	3,065,128	—	—	3,065,128
Media	5,419,449	—	—	5,419,449
Metals & Mining	5,637,687	—	—	5,637,687
Multi-Utilities	3,333,790	—	—	3,333,790
Multiline Retail	4,495,032	—	—	4,495,032
Oil, Gas & Consumable Fuels	13,575,457	—	—	13,575,457
Pharmaceuticals	8,628,028	—	—	8,628,028
Road & Rail	3,271,941	—	—	3,271,941

See accompanying notes to financial statements

8

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Semiconductors & Semiconductor Equipment	$584,328	$—	$—	$584,328
Software	16,570,801	—	—	16,570,801
Specialty Retail	14,361,680	—	—	14,361,680
Textiles, Apparel & Luxury Goods	809,088	—	—	809,088
Trading Companies & Distributors	4,213,178	—	—	4,213,178
Total Common Stocks	265,845,778	—	—	265,845,778
Short-Term Investments
Mutual Funds	35,094,545	—	—	35,094,545
Repurchase Agreement	—	9,174,000	—	9,174,000
Total Short-Term Investments	35,094,545	9,174,000	—	44,268,545
TOTAL INVESTMENTS	$300,940,323	$9,174,000	$—	$310,114,323

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Lord Abbett Mid Cap Value Portfolio
Assets
Investments, at value (a)(b)	$300,940,323
Repurchase Agreement	9,174,000
Cash	903
Receivable for investments sold	2,460,782
Receivable for Trust shares sold	71,819
Dividends receivable	219,594
Interest receivable	3

Total assets	312,867,424

Liabilities
Payables for:
Investments purchased	1,349,483
Trust shares redeemed	299,439
Distribution and services fees—Class B	50,603
Collateral for securities on loan	35,094,545
Management fee	157,986
Administration fee	1,706
Custodian and accounting fees	13,979
Deferred trustee fees	3,427
Accrued expenses	72,668

Total liabilities	37,043,836

Net Assets	$275,823,588

Net Assets Represented by
Paid in surplus	$484,715,772
Accumulated net realized loss	(206,292,695)
Unrealized depreciation on investments	(4,085,440)
Undistributed net investment income	1,485,951

Total	$275,823,588

Net Assets
Class A	$33,310,333

Class B	242,513,255

Capital Shares Outstanding
Class A	3,262,025

Class B	24,003,793

Net Asset Value and Offering Price Per Share
Class A	$10.21

Class B	10.10

(a) Investments at cost, excluding repurchase agreement	$305,025,763
(b) Includes cash collateral for securities loaned of	35,094,545

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Lord Abbett Mid Cap Value Portfolio
Investment Income
Dividends	$2,521,239
Interest (1)	167,267

Total investment income	2,688,506

Expenses
Management fee	863,641
Administration fees	11,732
Custodian and accounting fees	15,090
Distribution and services fees—Class B	272,324
Audit and tax services	17,469
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	14,533
Insurance	3,874
Other	3,238

Total expenses	1,228,334
Less broker commission recapture	(25,786)

Net expenses	1,202,548

Net investment income	1,485,958

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(153,546,672)

Net realized loss on investments	(153,546,672)

Net change in unrealized appreciation on:
Investments	153,957,361

Net change in unrealized appreciation on investments	153,957,361

Net realized and unrealized gain on investments	410,689

Net Increase in Net Assets from Operations	$1,896,647

(1) Interest income includes securities lending net income of:	$166,633

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Lord Abbett Mid Cap Value Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,485,958	$6,098,028
Net realized loss on investments	(153,546,672)	(52,077,612)
Net change in unrealized appreciation (depreciation) on investments	153,957,361	(135,746,347)

Net increase (decrease) in net assets resulting from operations	1,896,647	(181,725,931)

Distributions to Shareholders
From net investment income
Class A	(876,126)	(463,642)
Class B	(5,213,906)	(1,876,177)
From net realized gains
Class A	—	(8,667,429)
Class B	—	(49,697,782)

Net decrease in net assets resulting from distributions	(6,090,032)	(60,705,030)

Capital Share Transactions
Proceeds from shares sold
Class A	438,277	1,004,304
Class B	30,874,688	50,978,334
Net asset value of shares issued through dividend reinvestment
Class A	876,126	9,131,071
Class B	5,213,906	51,573,959
Cost of shares repurchased
Class A	(3,966,706)	(14,887,895)
Class B	(18,636,596)	(90,066,641)

Net increase in net assets from capital share transactions	14,799,695	7,733,132

Net Increase (Decrease) in Net Assets	10,606,310	(234,697,829)
Net assets at beginning of period	265,217,278	499,915,107

Net assets at end of period	$275,823,588	$265,217,278

Net assets at end of period includes undistributed net investment income	$1,485,951	$6,090,025

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Lord Abbett Mid Cap Value Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.40	$19.70	$22.79	$22.47	$21.64	$17.80

Income (Loss) from Investment Operations
Net Investment Income(a)	0.07	0.26	0.16	0.17	0.19	0.17
Net Realized/Unrealized Gain (Loss) on Investments	0.01	(7.04)	0.33	2.44	1.60	4.25

Total from Investment Operations	0.08	(6.78)	0.49	2.61	1.79	4.42

Less Distributions
Dividends from Net Investment Income	(0.27)	(0.13)	(0.24)	(0.17)	(0.13)	(0.10)
Distributions from Net Realized Capital Gains	—	(2.39)	(3.34)	(2.12)	(0.83)	(0.48)

Total Distributions	(0.27)	(2.52)	(3.58)	(2.29)	(0.96)	(0.58)

Net Asset Value, End of Period	$10.21	$10.40	$19.70	$22.79	$22.47	$21.64

Total Return	0.88%	(38.66)%	0.90%	12.49%	8.28%	24.82%
Ratio of Expenses to Average Net Assets After Reimbursements	0.74%*	0.75%	0.73%	0.77%	0.76%	0.78%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.76%*	0.75%	0.75%	0.78%	0.76%	N/A
Ratio of Net Investment Income to Average Net Assets	1.41%*	1.78%	0.74%	0.80%	0.86%	0.86%
Portfolio Turnover Rate	72.1%	30.2%	38.4%	27.8%	26.2%	19.7%
Net Assets, End of Period (in millions)	$33.3	$36.9	$77.1	$96.8	$113.3	$125.1

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.27	$19.48	$22.56	$22.28	$21.48	$17.70

Income (Loss) from Investment Operations
Net Investment Income(a)	0.05	0.22	0.11	0.12	0.14	0.12
Net Realized/Unrealized Gain (Loss) on Investments	0.01	(6.95)	0.31	2.40	1.59	4.22

Total from Investment Operations	0.06	(6.73)	0.42	2.52	1.73	4.34

Less Distributions
Dividends from Net Investment Income	(0.23)	(0.09)	(0.16)	(0.12)	(0.10)	(0.08)
Distributions from Net Realized Capital Gains	—	(2.39)	(3.34)	(2.12)	(0.83)	(0.48)

Total Distributions	(0.23)	(2.48)	(3.50)	(2.24)	(0.93)	(0.56)

Net Asset Value, End of Period	$10.10	$10.27	$19.48	$22.56	$22.28	$21.48

Total Return	0.71%	(38.77)%	0.60%	12.18%	8.05%	24.50%
Ratio of Expenses to Average Net Assets After Reimbursements	0.99%*	1.00%	0.98%	1.02%	1.01%	1.03%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.01%*	1.00%	1.01%	1.03%	1.02%	N/A
Ratio of Net Investment Income to Average Net Assets	1.15%*	1.56%	0.53%	0.56%	0.62%	0.60%
Portfolio Turnover Rate	72.1%	30.2%	38.4%	27.8%	26.2%	19.7%
Net Assets, End of Period (in millions)	$242.5	$228.3	$422.8	$266.4	$229.0	$179.1

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$50,589,228	$50,589,228

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Lord, Abbett & Co. LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$863,641	0.70%	First $200 Million

	0.65%	$200 Million to $500 Million

	0.625%	Over $500 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

On April 27, 2007, the Lord Abbett America’s Value Portfolio was acquired by the Portfolio and Lord Abbett Bond Debenture Portfolio as described in Note 8. As a result of the acquisition, the Manager was entitled to a subsidy amount of $193,409. The Manager received $90,000 of such subsidy amount during the year ended December 31, 2007, and $103,409 of such subsidy amount during the year ended December 31, 2008.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	3,550,468	45,685	90,415	(424,543)	(288,443)	3,262,025
12/31/2008	3,914,840	79,328	586,830	(1,030,530)	(364,372)	3,550,468

Class B

6/30/2009	22,239,675	3,209,064	543,682	(1,988,628)	1,764,118	24,003,793
12/31/2008	21,700,789	3,792,062	3,351,134	(6,604,310)	538,886	22,239,675

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$183,220,095	$—	$173,786,434

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$314,199,763	$20,787,627	$(24,873,067)	$(4,085,440)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$34,164,546	$35,094,545	$—	$35,094,545

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$13,402,339	$4,525,861	$47,302,691	$46,931,683	$60,705,030	$51,457,544

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$6,090,025	$—	$(160,199,596)	$(50,589,230)	$(204,698,801)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

Met/AIM Small Cap Growth Portfolio	For the period ended 6/30/09
Managed by Invesco Aim Capital Management, Inc.

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had a return of 12.08%, 11.92% and 12.03% for Class A, B and E Shares, respectively, versus 11.36% for its benchmark, the Russell 2000® Growth Index, and 2.64% for the Russell 2000® Index.

Market Environment/Conditions

On the heels of a severe global economic slowdown that persisted through much of 2008 and the first two months of 2009, a significant stock market rally began on March 9th, 2009, on optimism that the economy is close to stabilizing. Large, mid and small caps, as represented by the Russell Top 200® Index, the Russell Midcap® Index and the Russell 2000® Index, all had positive returns during the period. In terms of investment style, growth stocks outperformed value stocks, as represented by the Russell 3000® Growth Index and the Russell 3000® Value Index, respectively.

Portfolio Review/Current Positioning

The Portfolio outperformed by the widest margin in the industrials sector, driven primarily by stock selection. The Portfolio also outperformed in the energy, health care and telecommunication services sectors, largely due to stock selection. An underweight position in the health care sector also contributed to outperformance.

Underperformance versus the Russell 2000® Growth Index was concentrated in the information technology, consumer discretionary and consumer staples sector. The Portfolio’s holdings generally underperformed those of the benchmark index in each of these three sectors.

At the end of the reporting period, the Portfolio’s largest overweight positions were in semiconductors, diversified financials, energy and media industry groups. The largest underweight positions were in the consumer durables/apparel, software/services, pharmaceuticals/life sciences/biotechnology, and technology hardware/equipment industry groups.

Juliet Ellis, Senior Portfolio Manager

Juan Hartsfield, Portfolio Manager

Clay Manley, Portfolio Manager

Assisted by the Small Cap Growth/Core Team

Invesco Aim Capital Management, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets

Quality Systems, Inc.	1.77%
Greenhill & Co., Inc.	1.51%
Starent Networks Corp.	1.46%
Marvel Entertainment, Inc.	1.40%
Ralcorp Holdings, Inc.	1.36%
Varian, Inc.	1.29%
CoStar Group, Inc.	1.27%
Arena Resources, Inc.	1.24%
TransDigm Group, Inc.	1.22%
TETRA Technology, Inc.	1.22%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

1

Met/AIM Small Cap Growth Portfolio	For the period ended 6/30/09
Managed by Invesco Aim Capital Management, Inc.

Portfolio Manager Commentary (continued)

Met/AIM Small Cap Growth Portfolio managed by

Invesco Aim Capital Management, Inc. vs. Russell 2000® Growth Index1 and Russell 2000® Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[4]
	Met/AIM Small Cap Growth Portfolio—Class A	12.08%	-23.01%	-6.37%	-0.46%	0.36%
—	Class B	11.92%	-23.21%	-6.59%	-0.63%	2.38%
	Class E	12.03%	-23.12%	-6.48%	-0.51%	0.67%
—	Russell 2000® Growth Index[1]	11.36%	-24.85%	-7.83%	-1.32%	2.91%
- -	Russell 2000® Index[2]	2.64%	-25.01%	-9.89%	-1.71%	4.10%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 2000® Growth Index is an unmanaged measure of performance of those Russell 2000® companies (small capitalization companies) that have higher price-to-book ratios and higher forecasted growth values.

2The Russell 2000® Index is an unmanaged index which measures the performances of the 2,000 smallest companies in the Russell 3000® Index.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/1/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

2

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Met/AIM Small Cap Growth Portfolio

Class A
Actual	0.92%	$1,000.00	$1,120.80	$4.84
Hypothetical	0.92%	1,000.00	1,020.23	4.61

Class B
Actual	1.17%	$1,000.00	$1,119.20	$6.15
Hypothetical	1.17%	1,000.00	1,018.99	5.86

Class E
Actual	1.07%	$1,000.00	$1,120.30	$5.63
Hypothetical	1.07%	1,000.00	1,019.49	5.36

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

3

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.7%
Aerospace & Defense - 1.7%
Hexcel Corp.*	388,747	$3,704,759
TransDigm Group, Inc.*	258,880	9,371,456

		13,076,215

Air Freight & Logistics - 1.6%
Forward Air Corp.(a)	271,276	5,783,604
Hub Group, Inc.*	306,087	6,317,636

		12,101,240

Biotechnology - 4.9%
Acorda Therapeutics, Inc.*	244,437	6,890,679
BioMarin Pharmaceutical, Inc.*(a)	376,826	5,882,254
Isis Pharmaceuticals, Inc.*(a)	220,683	3,641,269
Martek Biosciences Corp.*	226,872	4,798,343
Myriad Genetics, Inc.*	152,016	5,419,370
Myriad Pharmaceuticals, Inc.*	38,004	176,719
OSI Pharmaceuticals, Inc.*(a)	126,986	3,584,815
United Therapeutics Corp.*(a)	89,621	7,468,118

		37,861,567

Capital Markets - 4.8%
Affiliated Managers Group, Inc.*	113,065	6,579,252
Federated Investors, Inc. - Class B	261,112	6,290,188
Greenhill & Co., Inc.	160,584	11,595,771
optionsXpress Holdings, Inc.	290,773	4,515,705
Stifel Financial Corp.*	166,477	8,005,879

		36,986,795

Chemicals - 0.6%
Calgon Carbon Corp.*(a)	341,230	4,739,685

Commercial & Professional Services - 3.4%
Corrections Corp. of America*	358,330	6,088,027
EnergySolutions	407,144	3,745,725
Fuel Tech, Inc.*(a)	369,113	3,580,396
Interface, Inc. - Class A	594,713	3,687,220
TETRA Technology, Inc.*	326,198	9,345,573

		26,446,941

Commercial Banks - 1.9%
City National Corp.	123,456	4,546,885
Cullen/Frost Bankers, Inc.	99,699	4,598,118
SVB Financial Group*	209,855	5,712,253

		14,857,256

Communications Equipment - 4.0%
F5 Networks, Inc.*(a)	181,507	6,278,327
Harmonic, Inc.*	902,229	5,314,129
Polycom, Inc.*	385,316	7,810,355
Starent Networks Corp.*(a)	457,671	11,171,749

		30,574,560

Security Description	Shares	Value

Construction & Engineering - 1.4%
Pike Electric Corp.*(a)	559,713	$6,744,542
Quanta Services, Inc.*(a)	189,075	4,373,305

		11,117,847

Containers & Packaging - 1.1%
Greif, Inc.	188,132	8,319,197

Diversified Consumer Services - 0.6%
DeVry, Inc.	98,948	4,951,358

Electric Utilities - 1.0%
ITC Holdings Corp.	161,782	7,338,432

Electrical Equipment - 2.1%
General Cable Corp.*(a)	225,374	8,469,555
Regal-Beloit Corp.(a)	186,315	7,400,432

		15,869,987

Electronic Equipment, Instruments & Components - 2.7%
Cogent, Inc.*(a)	695,493	7,462,640
Coherent, Inc.*(a)	192,684	3,984,705
Tech Data Corp.*	273,236	8,937,550

		20,384,895

Energy Equipment & Services - 1.9%
Dril-Quip, Inc.*	231,619	8,824,684
FMC Technologies, Inc.*	161,464	6,067,817

		14,892,501

Food Products - 1.4%
Ralcorp Holdings, Inc.*	171,152	10,426,580

Health Care Equipment & Supplies - 3.6%
Gen-Probe, Inc.*(a)	139,238	5,984,449
Insulet Corp.*(a)	328,118	2,526,509
Meridian Bioscience, Inc.(a)	284,996	6,435,210
NuVasive, Inc.*(a)	176,336	7,864,585
Zoll Medical Corp.*	235,862	4,561,571

		27,372,324

Health Care Providers & Services - 5.0%
Chemed Corp.(a)	195,872	7,733,027
inVentiv Health, Inc.*	286,008	3,869,688
LifePoint Hospitals, Inc.*(a)	284,325	7,463,531
MEDNAX, Inc.*(a)	155,180	6,537,733
PSS World Medical, Inc.*(a)	270,439	5,005,826
VCA Antech, Inc.*(a)	288,408	7,700,494

		38,310,299

Health Care Technology - 2.9%
Eclipsys Corp.*	499,014	8,872,469
Quality Systems, Inc.(a)	237,840	13,547,366

		22,419,835

Hotels, Restaurants & Leisure - 5.8%
Brinker International, Inc.	415,931	7,083,305
Buffalo Wild Wings, Inc.*(a)	136,860	4,450,687

See accompanying notes to financial statements

4

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc.(a)	206,322	$5,490,229
Darden Restaurants, Inc.	177,852	5,865,559
Jack in the Box, Inc.*	369,514	8,295,589
P.F. Chang’s China Bistro, Inc.*(a)	230,804	7,399,576
Penn National Gaming, Inc.*	194,644	5,666,087

		44,251,032

Household Products - 1.1%
Church & Dwight Co., Inc.	149,555	8,122,332

Insurance - 1.5%
Brown & Brown, Inc.	241,444	4,811,979
ProAssurance Corp.*	149,259	6,897,258

		11,709,237

Internet Software & Services - 1.4%
Bankrate, Inc.*(a)	191,146	4,824,525
Omniture, Inc.*(a)	480,023	6,029,089

		10,853,614

IT Services - 3.4%
Global Payments, Inc.	156,762	5,872,304
NeuStar, Inc. - Class A*(a)	319,113	7,071,544
SRA International, Inc.*	313,761	5,509,643
Syntel, Inc.(a)	239,915	7,542,928

		25,996,419

Life Sciences Tools & Services - 3.8%
AMAG Pharmaceuticals, Inc.*(a)	149,749	8,186,778
PAREXEL International Corp.*	320,801	4,613,118
Techne Corp.	95,990	6,125,122
Varian, Inc.*	250,727	9,886,166

		28,811,184

Machinery - 2.8%
Barnes Group, Inc.(a)	177,118	2,105,933
Bucyrus International, Inc.(a)	165,281	4,720,425
Dynamic Materials Corp.(a)	216,197	4,168,278
Lindsay Co.(a)	112,354	3,718,918
Wabtec Corp.(a)	198,267	6,378,249

		21,091,803

Media - 2.1%
Live Nation, Inc.*(a)	376,380	1,829,207
Marvel Entertainment, Inc.*	301,145	10,717,750
National CineMedia, Inc.	263,185	3,621,426

		16,168,383

Metals & Mining - 0.5%
Carpenter Technology Corp.	171,298	3,564,711

Multiline Retail - 0.7%
Big Lots, Inc.*(a)	266,238	5,598,985

Oil, Gas & Consumable Fuels - 3.6%
Arena Resources, Inc.*(a)	297,287	9,468,591
Bill Barrett Corp.*(a)	204,308	5,610,297
Carrizo Oil & Gas, Inc.*(a)	248,093	4,254,795

Security Description	Shares	Value

Oil, Gas & Consumable Fuels - continued
Goodrich Petroleum Corp.*(a)	182,971	$4,499,257
Whiting Petroleum Corp.*(a)	100,768	3,543,003

		27,375,943

Pharmaceuticals - 0.7%
Perrigo Co.(a)	203,353	5,649,146

Professional Services - 1.3%
CoStar Group, Inc.*(a)	244,492	9,747,896

Real Estate Investment Trusts (REITs) - 0.5%
BioMed Realty Trust, Inc.	408,731	4,181,318

Road & Rail - 1.2%
Knight Transportation, Inc.(a)	560,086	9,269,423

Semiconductors & Semiconductor Equipment - 7.7%
Advanced Energy Industries, Inc.*	538,604	4,842,050
Cabot Microelectronics Corp.*	178,870	5,060,232
Hittite Microwave Corp.*	220,245	7,653,514
Microsemi Corp.*(a)	426,077	5,879,863
Monolithic Power Systems, Inc.*	357,873	8,019,934
ON Semiconductor Corp.*	854,663	5,862,988
Power Integrations, Inc.(a)	271,005	6,447,209
Silicon Laboratories, Inc.*(a)	201,708	7,652,802
Varian Semiconductor Equipment Associates, Inc.*(a)	320,653	7,692,465

		59,111,057

Software - 7.0%
Aspen Technology, Inc.*(a)	615,741	5,252,271
Blackboard, Inc.*	177,112	5,111,452
Informatica Corp.*	483,882	8,317,932
Lawson Software, Inc.*	1,051,474	5,867,225
Manhattan Associates, Inc.*(a)	332,816	6,063,908
MICROS Systems, Inc.*	221,620	5,611,418
Nice Systems, Ltd. (ADR)*	261,119	6,024,015
Sybase, Inc.*	161,875	5,073,162
Websense, Inc.*	350,726	6,256,952

		53,578,335

Specialty Retail - 2.2%
AnnTaylor Stores Corp.*	326,038	2,601,783
HOT Topic, Inc.*(a)	814,896	5,956,890
Tractor Supply Co.*(a)	120,146	4,964,433
Zumiez, Inc.*(a)	416,049	3,332,552

		16,855,658

Textiles, Apparel & Luxury Goods - 1.1%
Warnaco Group, Inc. (The)*	264,727	8,577,155

Trading Companies & Distributors - 0.7%
Watsco, Inc.(a)	109,656	5,365,468

Wireless Telecommunication Services - 1.0%
SBA Communications Corp.*(a)	299,306	7,344,968

Total Common Stocks (Cost $835,474,604)		741,271,581

See accompanying notes to financial statements

5

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 13.8%
Mutual Funds - 10.5%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	80,367,628	$80,367,628

Repurchase Agreement - 3.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $25,558,007 on 07/01/09 collateralized by $25,940,000 FNMA at 1.722% due 05/10/11 with a value of $26,069,700.	$25,558,000	25,558,000

Total Short-Term Investments (Cost $105,925,628)		105,925,628

TOTAL INVESTMENTS - 110.5% (Cost $941,400,232)		847,197,209

Other Assets and Liabilities (net) - (10.5)%		(80,795,785)

NET ASSETS - 100.0%		$766,401,424

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$13,076,215	$—	$—	$13,076,215
Air Freight & Logistics	12,101,240	—	—	12,101,240
Biotechnology	37,861,567	—	—	37,861,567
Capital Markets	36,986,795	—	—	36,986,795
Chemicals	4,739,685	—	—	4,739,685
Commercial & Professional Services	26,446,941	—	—	26,446,941
Commercial Banks	14,857,256	—	—	14,857,256
Communications Equipment	30,574,560	—	—	30,574,560
Construction & Engineering	11,117,847	—	—	11,117,847
Containers & Packaging	8,319,197	—	—	8,319,197
Diversified Consumer Services	4,951,358	—	—	4,951,358
Electric Utilities	7,338,432	—	—	7,338,432
Electrical Equipment	15,869,987	—	—	15,869,987
Electronic Equipment, Instruments & Components	20,384,895	—	—	20,384,895
Energy Equipment & Services	14,892,501	—	—	14,892,501
Food Products	10,426,580	—	—	10,426,580
Health Care Equipment & Supplies	27,372,324	—	—	27,372,324
Health Care Providers & Services	38,310,299	—	—	38,310,299
Health Care Technology	22,419,835	—	—	22,419,835
Hotels, Restaurants & Leisure	44,251,032	—	—	44,251,032
Household Products	8,122,332	—	—	8,122,332
Insurance	11,709,237	—	—	11,709,237
Internet Software & Services	10,853,614	—	—	10,853,614
IT Services	25,996,419	—	—	25,996,419
Life Sciences Tools & Services	28,811,184	—	—	28,811,184
Machinery	21,091,803	—	—	21,091,803
Media	16,168,383	—	—	16,168,383
Metals & Mining	3,564,711	—	—	3,564,711
Multiline Retail	5,598,985	—	—	5,598,985
Oil, Gas & Consumable Fuels	27,375,943	—	—	27,375,943
Pharmaceuticals	5,649,146	—	—	5,649,146
Professional Services	9,747,896	—	—	9,747,896
Real Estate Investment Trusts (REITs)	4,181,318	—	—	4,181,318
Road & Rail	9,269,423	—	—	9,269,423
Semiconductors & Semiconductor Equipment	59,111,057	—	—	59,111,057

See accompanying notes to financial statements

7

Met Investors Series Trust

Met/AIM Small Cap Growth Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Software	$53,578,335	$—	$—	$53,578,335
Specialty Retail	16,855,658	—	—	16,855,658
Textiles, Apparel & Luxury Goods	8,577,155	—	—	8,577,155
Trading Companies & Distributors	5,365,468	—	—	5,365,468
Wireless Telecommunication Services	7,344,968	—	—	7,344,968
Total Common Stocks	741,271,581	—	—	741,271,581
Short-Term Investments
Mutual Funds	80,367,628	—	—	80,367,628
Repurchase Agreement	—	25,558,000	—	25,558,000
Total Short-Term Investments	80,367,629	25,558,000	—	105,925,628
TOTAL INVESTMENTS	$821,639,209	$25,558,000	$—	$847,197,209

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Met/AIM Small Cap Growth Portfolio
Assets
Investments, at value (a)(b)	$821,639,209
Repurchase Agreement	25,558,000
Cash	329
Receivable for investments sold	47,510
Receivable for Trust shares sold	159,646
Dividends receivable	286,104
Interest receivable	7

Total assets	847,690,805

Liabilities
Payables for:
Trust shares redeemed	165,530
Distribution and services fees—Class B	37,398
Distribution and services fees—Class E	1,216
Collateral for securities on loan	80,367,628
Management fee	544,468
Administration fee	4,572
Custodian and accounting fees	90,498
Deferred trustee fees	3,427
Accrued expenses	74,644

Total liabilities	81,289,381

Net Assets	$766,401,424

Net Assets Represented by
Paid in surplus	$926,080,979
Accumulated net realized loss	(64,984,803)
Unrealized depreciation on investments	(94,203,023)
Distributions in excess of net investment income	(491,729)

Total	$766,401,424

Net Assets
Class A	$575,381,313

Class B	181,158,110

Class E	9,862,001

Capital Shares Outstanding
Class A	61,407,736

Class B	19,693,165

Class E	1,059,793

Net Asset Value and Offering Price Per Share
Class A	$9.37

Class B	9.20

Class E	9.31

(a) Investments at cost, excluding repurchase agreement	$915,842,232
(b) Includes cash collateral for securities loaned of	80,367,628

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Met/AIM Small Cap Growth Portfolio
Investment Income
Dividends	$1,750,812
Interest (1)	655,043

Total investment income	2,405,855

Expenses
Management fee	2,561,131
Administration fees	25,021
Custodian and accounting fees	17,435
Distribution and services fees—Class B	197,700
Distribution and services fees—Class E	6,618
Audit and tax services	21,256
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	30,890
Insurance	7,249
Other	3,851

Total expenses	2,897,584

Net investment loss	(491,729)

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized loss on:
Investments	(13,292,596)
Futures contracts	(18,549)

Net realized loss on investments and futures contracts	(13,311,145)

Net change in unrealized appreciation on:
Investments	85,629,911

Net change in unrealized appreciation on investments	85,629,911

Net realized and unrealized gain on investments and futures contracts	72,318,766

Net Increase in Net Assets from Operations	$71,827,037

(1) Interest income includes securities lending net income of:	$654,031

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Met/AIM Small Cap Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(491,729)	$(1,141,085)
Net realized loss on investments and futures contracts	(13,311,145)	(51,533,280)
Net change in unrealized appreciation (depreciation) on investments	85,629,911	(275,119,865)

Net increase (decrease) in net assets resulting from operations	71,827,037	(327,794,230)

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	(48,072,537)
Class B	—	(21,605,656)
Class E	—	(1,315,463)

Net decrease in net assets resulting from distributions	—	(70,993,656)

Capital Share Transactions
Proceeds from shares sold
Class A	181,402,317	132,349,625
Class B	15,282,296	31,541,045
Class E	986,243	2,847,817
Net asset value of shares issued through dividend reinvestment
Class A	—	48,072,537
Class B	—	21,605,656
Class E	—	1,315,463
Cost of shares repurchased
Class A	(29,681,352)	(130,947,052)
Class B	(12,569,648)	(59,435,084)
Class E	(1,407,222)	(5,077,364)

Net increase in net assets from capital share transactions	154,012,634	42,272,643

Net Increase (Decrease) in Net Assets	225,839,671	(356,515,243)
Net assets at beginning of period	540,561,753	897,076,996

Net assets at end of period	$766,401,424	$540,561,753

Net assets at end of period includes distributions in excess of net investment income	$(491,729)	$—

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Met/AIM Small Cap Growth Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$8.36		$14.86	$13.53	$13.66	$12.84		$12.03

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.00	)+	(0.01)	(0.06)	(0.08)	(0.07)		(0.09)
Net Realized/Unrealized Gain (Loss) on Investments	1.01		(5.35)	1.60	1.97	1.18		0.90

Total from Investment Operations	1.01		(5.36)	1.54	1.89	1.11		0.81

Less Distributions
Distributions from Net Realized Capital Gains	—		(1.14)	(0.21)	(2.02)	(0.29)		—

Total Distributions	—		(1.14)	(0.21)	(2.02)	(0.29)		—

Net Asset Value, End of Period	$9.37		$8.36	$14.86	$13.53	$13.66		$12.84

Total Return	12.08%		(38.60)%	11.40%	13.91%	8.59%		6.73%
Ratio of Expenses to Average Net Assets After Reimbursement	0.92	%*	0.89%	0.92%	0.97%	0.99%		1.03%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.92	%*	0.89%	0.92%	0.98%	0.96	%(b)	1.02	%(b)
Ratio of Net Investment Loss to Average Net Assets	(0.10	)%*	(0.07)%	(0.42)%	(0.58)%	(0.53)%		(0.74)%
Portfolio Turnover Rate	11.4%		43.0%	33.6%	56.4%	74.8%		94.9%
Net Assets, End of Period (in millions)	$575.4		$371.6	$587.1	$329.3	$215.4		$92.5

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$8.22		$14.66	$13.39	$13.51	$12.74		$11.97

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.01)		(0.04)	(0.10)	(0.11)	(0.10)		(0.12)
Net Realized/Unrealized Gain (Loss) on Investments	0.99		(5.26)	1.58	2.01	1.16		0.89

Total from Investment Operations	0.98		(5.30)	1.48	1.90	1.06		0.77

Less Distributions
Distributions from Net Realized Capital Gains	—		(1.14)	(0.21)	(2.02)	(0.29)		—

Total Distributions	—		(1.14)	(0.21)	(2.02)	(0.29)		—

Net Asset Value, End of Period	$9.20		$8.22	$14.66	$13.39	$13.51		$12.74

Total Return	11.92%		(38.73)%	11.07%	14.18%	8.27%		6.43%
Ratio of Expenses to Average Net Assets After Reimbursement	1.17	%*	1.14%	1.16%	1.21%	1.25%		1.29%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.17	%*	1.14%	1.17%	1.23%	1.20	%(b)	1.23	%(b)
Ratio of Net Investment Loss to Average Net Assets	(0.35	)%*	(0.33)%	(0.69)%	(0.83)%	(0.80)%		(1.03)%
Portfolio Turnover Rate	11.4%		43.0%	33.6%	56.4%	74.8%		94.9%
Net Assets, End of Period (in millions)	$181.2		$159.7	$292.0	$299.7	$297.1		$309.7

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Met/AIM Small Cap Growth Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$8.31		$14.80	$13.50	$13.60	$12.80		$12.01

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.01)		(0.03)	(0.09)	(0.10)	(0.09)		(0.11)
Net Realized/Unrealized Gain (Loss) on Investments	1.01		(5.32)	1.60	2.02	1.18		0.90

Total from Investment Operations	1.00		(5.35)	1.51	1.92	1.09		0.79

Less Distributions
Distributions from Net Realized Capital Gains	—		(1.14)	(0.21)	(2.02)	(0.29)		—

Total Distributions	—		(1.14)	(0.21)	(2.02)	(0.29)		—

Net Asset Value, End of Period	$9.31		$8.31	$14.80	$13.50	$13.60		$12.80

Total Return	12.03%		(38.70)%	11.20%	14.25%	8.46%		6.58%
Ratio of Expenses to Average Net Assets After Reimbursement	1.07	%*	1.04%	1.07%	1.11%	1.15%		1.18%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.07	%*	1.04%	1.07%	1.13%	1.11	%(b)	1.13	%(b)
Ratio of Net Investment Loss to Average Net Assets	(0.25	)%*	(0.23)%	(0.58)%	(0.73)%	(0.70)%		(0.93)%
Portfolio Turnover Rate	11.4%		43.0%	33.6%	56.4%	74.8%		94.9%
Net Assets, End of Period (in millions)	$9.9		$9.3	$17.9	$15.4	$13.4		$12.4

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Met/AIM Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$50,435,230	$50,435,230

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $18,549 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Invesco Aim Capital Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio. The Adviser and certain advisory affiliates are expected to be consolidated into Invesco Institutional (N.A.), Inc. on or about August 1, 2009. Also on or about August 1, 2009, Invesco Institutional (N.A.), Inc. is expected to be renamed Invesco Advisers, Inc.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$2,561,131	0.88%	First $500 Million

	0.83%	Over $500 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	44,423,992	20,439,477	—	(3,455,733)	16,983,744	61,407,736

12/31/2008	39,507,107	11,660,845	3,861,248	(10,605,208)	4,916,885	44,423,992

Class B

6/30/2009	19,416,543	1,831,891	—	(1,555,269)	276,622	19,693,165

12/31/2008	19,915,686	2,772,585	1,762,288	(5,034,016)	(499,143)	19,416,543

Class E

6/30/2009	1,119,989	118,286	—	(178,482)	(60,196)	1,059,793

12/31/2008	1,211,856	242,012	106,171	(440,050)	(91,867)	1,119,989

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$191,981,607	$—	$66,997,856

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$941,400,232	$46,341,575	$(140,544,598)	$(94,203,023)

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$78,401,196	$80,367,628	$—	$80,367,628

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$5,757,072	$1,377,824	$65,236,513	$8,429,660	$70,993,585	$9,807,484

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(181,071,364)	$(50,435,230)	$(231,506,594)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Met/Franklin Income Portfolio	For the period ended 6/30/09
Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had a return of 9.40% and 9.29% for its Class A and B Shares, respectively, versus 1.90% for its fixed income benchmark, the Barclays Capital U.S. Aggregate Bond Index, and 3.16% for its equity benchmark, the Standard & Poor’s 500® Index (S&P 500).

Market Environment/Conditions

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Although home sales fell for most of the period, they edged higher toward period-end. The pace of contraction in manufacturing activity decelerated. However, jobless claims mounted and the unemployment rate rose from 7.2% at the beginning of the year to 9.5% in June 2009, its highest rate since August 1983.1 Retail sales shrank from year-ago levels, and in February the Conference Board’s Consumer Confidence Index dropped to the lowest level since it began in 1967 before rebounding in the second quarter on improved expectations. Economic growth slowed, reflecting a broad-based contraction in consumer spending, falling corporate profits, slowing exports and reduced government spending.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.2 Prices for most other commodities followed similar trends. Partially as a result of reduced consumer spending and the late-2008 downward trajectory for energy prices, deflationary pressures surfaced. June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.1 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5% - 2.0%.1

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans—including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0.00% - 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal. The government also introduced various new measures to shore up financial markets and enhance market liquidity, proposed a sweeping financial regulatory system overhaul, and outlined details of its Public-Private Investment Program, with an objective of removing devalued real estate-related assets from banks’ balance sheets.

Most stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum.

Portfolio Review/Current Positioning

The Portfolio outperformed its benchmark indexes during the reporting period due to our preference for fixed income securities, particularly corporate bonds. At period-end, our asset allocation was 56.4% fixed income, 30.0% equity and 13.7% cash. During the period, the Portfolio experienced rapid growth in total net assets, which partly led to the higher-than-expected cash weighting. We continued to look for attractive opportunities across a wide range of markets to invest the cash.

Investment-grade and high yield bonds led performance on the fixed income side as credit spreads contracted during the period. This offset the overall increase in long-term interest rates as evidenced by the 10-year U.S. Treasury rate rising from 2.25% on December 31, 2008, to 3.53% on June 30, 2009. According to Barclays Capital, corporate investment-grade bond spreads fell from 555 basis points (bps; one hundred basis points equal one percentage point) to 306 bps, while high yield corporate bond spreads fell from 1,662 bps to 955 bps.

The Portfolio had several fixed income holdings that boosted returns during the period. Charter Communications, a major cable system operator we think has stable fundamentals in its core businesses, worked toward a successful debt reorganization. Ford Motor Credit bonds appreciated as credit markets improved and funding markets for auto loans began to reappear. Tenet Healthcare bonds performed favorably as the company accessed capital markets and extended debt maturities, which enabled the company to continue to focus on improving operations. Discount retailer Dollar General benefited from strong demand as consumers sought lower-priced offerings given difficult economic conditions.

Despite the strong overall backdrop for corporate bonds, several Portfolio positions weighed on results including Freescale Semiconductor, which was hurt by declining demand for semiconductor chips, particularly those targeting the wireless phone and automotive end-markets. Additionally, publishing company R.H. Donnelley sought bankruptcy protection as the weak economy and declining advertising sales pressured revenues.

During the period under review, equity markets were volatile, reflecting the uncertainty surrounding the overall economy and prospects for corporate fundamentals. However, several convertible security positions generated strong gains for the Portfolio, including diversified real estate investment trust Duke Realty, pharmaceutical companies Schering-Plough and Mylan, and utility provider CMS Energy.

Conversely, detractors among equity holdings included pharmaceutical company Pfizer, which cut its dividend by 50% amid the continued challenges of patent expirations and drug development. Utility stocks

1 Source: Bureau of Labor Statistics.

2 Source: New York Mercantile Exchange.

1

Met/Franklin Income Portfolio	For the period ended 6/30/09
Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary (continued)

also underperformed the overall market given concerns about weak power markets and uncertainty regarding climate change initiatives.

Edward D. Perks CFA

Portfolio Manager

Franklin Advisers, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Texas Competitive Electric Holdings Co. LLC (10.250%, due 11/01/15)	2.04%
Federal National Mortgage Assoc. (5.000%, due 04/01/38)	1.97%
Bank of America Corp.	1.79%
Merck & Co., Inc.	1.67%
Ford Motor Credit Co. LLC (7.875%, due 06/15/10)	1.39%
Wells Fargo & Co.	1.32%
JPMorgan Chase & Co. (7.900%, due 04/30/18)	1.31%
Canadian Oil Sands Trust	1.30%
PG&E Corp.	1.25%
Tenet Healthcare Corp. (9.250%, due 02/01/15)	1.20%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Met/Franklin Income Portfolio	For the period ended 6/30/09
Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary (continued)

Met/Franklin Income Portfolio managed by

Franklin Advisers, Inc. vs. Barclays Capital U.S. Aggregate Bond Index1 and S&P 500® Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	Since Inception[4]
—	Met/Franklin Income Portfolio—Class A Class B	9.40% 9.29%	-8.41% -8.70%	-10.05% -10.29%
- -	Barclays Capital U.S. Aggregate Bond Index[1]	1.90%	6.05%	5.09%
—	S&P 500® Index[2]	3.16%	-26.21%	-28.13%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Met/Franklin Income Portfolio

Class A
Actual	0.83%	$1,000.00	$1,092.60	$4.31
Hypothetical	0.83%	1,000.00	1,020.68	4.16

Class B
Actual	1.08%	$1,000.00	$1,091.50	$5.60
Hypothetical	1.08%	1,000.00	1,019.44	5.41

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Domestic Bonds & Debt Securities - 51.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 7.200%, due 01/15/14 (144A)(a)	$1,000,000	$1,076,161

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The) 7.500%, due 02/15/19	700,000	750,833
Merrill Lynch & Co., Inc. 6.875%, due 04/25/18	500,000	463,369
Morgan Stanley 5.300%, due 03/01/13	500,000	506,851

		1,721,053

Chemicals - 0.1%
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A)(a)	158,000	69,778
Nalco Co. 8.250%, due 05/15/17 (144A)(a)	100,000	101,000

		170,778

Commercial & Professional Services - 1.7%
Allied Waste North America, Inc. 6.125%, due 02/15/14	1,250,000	1,263,755
Hertz Corp. 8.875%, due 01/01/14(b)	1,000,000	925,000
Class A
10.500%, due 01/01/16	1,000,000	895,000

		3,083,755

Commercial Banks - 1.1%
Wells Fargo Capital XIII 7.700%, due 12/29/49	300,000	249,190
Wells Fargo Capital XV 9.750%, due 09/26/44(b)	1,835,000	1,776,862

		2,026,052

Consumer Finance - 3.0%
American Express Credit Corp. 7.300%, due 08/20/13	500,000	520,315
Ford Motor Credit Co. LLC
7.875%, due 06/15/10(b)	2,700,000	2,565,192
9.750%, due 09/15/10(b)	1,000,000	958,155
12.000%, due 05/15/15	1,500,000	1,404,154

		5,447,816

Diversified Financial Services - 3.3%
Bank of America Corp. 8.125%, due 12/29/49(b)	1,500,000	1,254,660
General Motors Acceptance Corp. LLC
7.750%, due 01/19/10 (144A)(a)	652,000	642,220
6.875%, due 09/15/11 (144A)(a)	1,126,000	996,510
JPMorgan Chase & Co. 7.900%, due 12/31/49	2,750,000	2,413,207

Security Description	Par Amount	Value

Diversified Financial Services - continued
Petroplus Finance, Ltd.
6.750%, due 05/01/14 (144A)(a)	$500,000	$432,500
7.000%, due 05/01/17 (144A)(a)	455,000	379,925
Washington Mutual Preferred Funding LLC 9.750%, due 10/29/49 (144A)(a)(c)	100,000	1,750

		6,120,772

Diversified Telecommunication Services - 0.1%
Nortel Networks, Ltd. 10.750%, due 07/15/16(c)	300,000	105,000

Electric Utilities - 4.5%
Aquila, Inc. 11.875%, due 07/01/12	930,000	1,028,305
Arizona Public Service Co. 8.750%, due 03/01/19	500,000	546,043
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.000%, due 06/01/16(144A)(a)	1,000,000	962,500
CMS Energy Corp. 8.750%, due 06/15/19(b)	500,000	508,362
Illinois Power Co. 9.750%, due 11/15/18	500,000	576,568
Public Service Co. of New Mexico 7.950%, due 05/15/18	400,000	388,940
Texas Competitive Electric Holdings Co. LLC
10.250%, due 11/01/15 (b)	6,000,000	3,765,000
Series B 10.250%, 11/01/15	825,000	517,687

		8,293,405

Electronic Equipment, Instruments & Components - 0.2%
Sanmina-SCI Corp. 6.750%, due 03/01/13(b)	500,000	390,000

Energy Equipment & Services - 1.0%
Pride International Inc. 8.500%, due 06/15/19	1,000,000	992,500
Weatherford International, Ltd.
9.625%, due 03/01/19(b)	200,000	235,666
9.875%, due 03/01/39(b)	500,000	613,350

		1,841,516

Food & Staples Retailing - 0.4%
SUPERVALU, Inc. 8.000%, due 05/01/16	700,000	682,500

Food Products - 0.4%
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14 (144A)(a)	560,000	532,000
Tyson Foods, Inc. - Class A 10.500%, due 03/01/14 (144A)(a)	200,000	218,000

		750,000

See accompanying notes to financial statements

5

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Health Care Providers & Services - 5.5%
Community Health Systems, Inc. 8.875%, due 07/15/15(b)	$700,000	$689,500
DaVita, Inc.
7.250%, due 03/15/15	200,000	189,000
6.625%, due 03/15/13	1,000,000	947,500
HCA, Inc.
6.375%, due 01/15/15	750,000	613,125
9.250%, due 11/15/16(b)	2,000,000	1,975,000
8.500%, due 04/15/19 (144A)(a)	1,000,000	985,000
Tenet Healthcare Corp.
9.250%, due 02/01/15(b)	2,400,000	2,208,000
7.375%, due 02/01/13	1,225,000	1,108,625
US Oncology Holdings, Inc. 6.904%, due 03/15/12(e)(d)	782,000	662,745
9.125%, due 08/15/17 (144A)(a)	800,000	798,000

		10,176,495

Hotels, Restaurants & Leisure - 2.2%
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp. 11.250%, due 06/01/17 (144A)(a)	1,000,000	950,000
Host Hotels & Resorts LP
7.125%, due 11/01/13	750,000	708,750
6.875%, due 11/01/14	575,000	520,375
9.000%, due 05/15/17 (144A)(a)	300,000	285,000
MGM MIRAGE, Inc.
6.750%, due 04/01/13	200,000	134,500
13.000%, due 11/15/13 (144A)(a)	500,000	550,000
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16 (144A)(a)(b)	500,000	483,125
Wyndham Worldwide Corp. 9.875%, due 05/01/14	500,000	498,806

		4,130,556

Household Durables - 0.2%
Jarden Corp. 8.000%, due 05/01/16	200,000	193,000
KB HOME 6.375%, due 08/15/11	100,000	97,000

		290,000

Insurance - 1.4%
Aflac, Inc. 8.500%, due 05/15/19	2,000,000	2,140,664
Liberty Mutual Group, Inc. 10.750%, due 06/15/38 (144A)(a)	500,000	360,602

		2,501,266

Machinery - 0.4%
Terex Corp. 8.000%, due 11/15/17	1,000,000	773,750

Security Description	Par Amount	Value

Manufacturing - 0.9%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	$300,000	$328,843
RBS Global, Inc./Rexnord LLC
9.500%, due 08/01/14	625,000	537,500
11.750%, due 08/01/16	500,000	371,250
9.500%, due 08/01/14 (144A)(a)	423,000	363,780

		1,601,373

Media - 4.3%
Cablevision Systems Corp., Series B 8.000%, due 04/15/12	475,000	472,625
CBS Corp. 8.875%, due 05/15/19(b)	1,000,000	976,179
CCH I Holdings LLC 0.001%/11.750% , due 05/15/14(c)	500,000	5,625
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15(c)	700,000	87,500
CCH II LLC/CCH II Capital Corp. 10.250%, due 09/15/10(c)	2,000,000	2,120,000
Cinemark USA, Inc. 8.625%, due 06/15/19 (144A)(a)	1,000,000	992,500
Dex Media West, Series B
8.500%, due 08/15/10(c)	606,000	439,350
9.875%, due 08/15/13(c)	500,000	77,500
Dex Media, Inc.
8.000%, due 11/15/13(c)	950,000	147,250
9.000%, due 11/15/13(c)	745,000	115,475
DirecTV Holdings LLC/DirecTV Financing Co. 7.625%, due 05/15/16	200,000	195,500
EchoStar DBS Corp.
6.375%, due 10/01/11(b)	750,000	729,375
7.750%, due 05/31/15	500,000	478,750
Lamar Media Corp. 9.750%, due 04/01/14 (144A)(a)	300,000	311,625
R.H. Donnelley Corp.
8.875%, due 01/15/16-10/15/17(c)	2,430,000	136,687
6.875%, due 01/15/13(c)	1,365,000	76,782
Univision Communications, Inc. 12.000%, due 07/01/14 (144A)(a)	500,000	496,250

		7,858,973

Metals & Mining - 2.4%
Anglo American Capital Plc 9.375%, due 04/08/14 (144A)(a)	900,000	978,565
ArcelorMittal 9.850%, due 06/01/19(b)	500,000	540,471
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	500,000	504,459
6.875%, due 02/01/14(b)	500,000	512,998

See accompanying notes to financial statements

6

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Metals & Mining - continued
Rio Tinto Finance USA, Ltd.
8.950%, due 05/01/14	$500,000	$556,171
9.000%, due 05/01/19	500,000	556,678
Teck Resources, Ltd.
9.750%, due 05/15/14 (144A)(a)	400,000	422,000
10.750%, due 05/15/19 (144A)(a)	400,000	436,000

		4,507,342

Multi-Utilities - 0.3%
Sempra Energy 8.900%, due 11/15/13	500,000	559,227

Multiline Retail - 0.9%
Dollar General Corp.
10.625%, due 07/15/15	50,000	54,250
11.875%, due 07/15/17(d)	1,500,000	1,627,500

		1,681,750

Oil & Gas Exploration & Production - 0.1%
Sabine Pass LNG LP 7.250%, due 11/30/13	150,000	127,875

Oil, Gas & Consumable Fuels - 11.1%
Bill Barrett Corp. 9.875%, due 07/15/16	200,000	190,344
Callon Petroleum Co. 9.750%, due 12/08/10(b)	546,000	210,210
Chesapeake Energy Corp.
9.500%, due 02/15/15	1,000,000	1,012,500
6.500%, due 08/15/17	600,000	507,000
7.250%, due 12/15/18	1,000,000	875,000
6.875%, due 11/15/20	485,000	392,850
Dynegy Holdings, Inc.
6.875%, due 04/01/11(b)	1,500,000	1,451,250
8.375%, due 05/01/16	1,100,000	937,750
7.500%, due 06/01/15(b)	600,000	503,250
7.750%, due 06/01/19(b)	616,000	482,790
El Paso Corp.
12.000%, due 12/12/13(b)	400,000	442,000
7.250%, due 06/01/18	500,000	464,143
Forest Oil Corp.
8.500%, due 02/15/14 (144A)(a)	1,000,000	987,500
7.250%, due 06/15/19	732,000	658,800
Holly Corp. 9.875%, due 06/15/17 (144A)(a)	1,000,000	975,000
Mariner Energy, Inc.
7.500%, due 04/15/13	200,000	183,000
11.750%, due 06/30/16	500,000	500,000
Newfield Exploration Co. 6.625%, due 04/15/16	1,057,000	959,227
Petrohawk Energy Corp.
10.500%, due 08/01/14 (144A)(a)	400,000	411,000
7.875%, due 06/01/15	1,430,000	1,329,900

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.
6.650%, due 03/15/17	$250,000	$220,089
6.875%, due 05/01/18	530,000	464,378
Plains Exploration & Production Co.
7.750%, due 06/15/15	500,000	470,000
10.000%, due 03/01/16	500,000	516,250
Quicksilver Resources, Inc. 11.750%, due 01/01/16(b)	300,000	312,000
SandRidge Energy, Inc.
9.875%, due 05/15/16 (144A)(a)	400,000	388,000
8.000%, due 06/01/18 (144A)(a)	150,000	129,000
Valero Energy Corp. 9.375%, due 03/15/19(b)	500,000	570,440
W&T Offshore, Inc. 8.250%, due 06/15/14 (144A)(a)	1,230,000	953,250
Western Refining, Inc. 11.250%, due 06/15/17 (144A)(a)	1,000,000	892,500
Williams Cos., Inc. (The) 8.750%, due 01/15/20 (144A)(a)	500,000	522,149
Woodside Finance, Ltd.
8.125%, due 03/01/14 (144A)(a)	500,000	538,680
8.750%, due 03/01/19 (144A)(a)	1,000,000	1,099,335

		20,549,585

Paper & Forest Products - 0.2%
NewPage Corp. 10.000%, due 05/01/12	800,000	388,000

Real Estate - 0.6%
Duke Realty LP
6.250%, due 05/15/13(b)	500,000	442,058
5.950%, due 02/15/17	900,000	698,648

		1,140,706

Real Estate Investment Trusts (REITs) - 1.2%
HCP, Inc. 6.700%, due 01/30/18(b)	696,000	605,553
Host Marriott LP 6.375%, due 03/15/15	700,000	609,000
iStar Financial, Inc. 5.150%, due 03/01/12	500,000	252,633
8.625%, due 06/01/13	350,000	182,125
Simon Property Group, LP 10.350%, due 04/01/19	500,000	569,016

		2,218,327

Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 8.875%, due 12/15/14(b)	1,000,000	510,000
10.125%, due 12/15/16(b)	111,000	38,295

		548,295

See accompanying notes to financial statements

7

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Software - 0.6%
First Data Corp. 9.875%, due 09/24/15(b)	$1,550,000	$1,108,250

Specialty Retail - 0.5%
Limited Brands, Inc. 8.500%, due 06/15/19 (144A)(a)	1,000,000	959,655

Tobacco - 0.6%
Altria Group, Inc. 8.500%, due 11/10/13	500,000	568,886
9.700%, due 11/10/18(b)	500,000	574,132

		1,143,018

Utilities - 0.2%
Energy Future Holdings Corp. 10.875%, due 11/01/17(b)	100,000	73,500
Series P 5.550%, 11/15/14	595,000	378,670

		452,170

Wireless Telecommunication Services - 0.5%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17 (144A)(a)	400,000	392,000
Crown Castle International Corp. 9.000%, due 01/15/15	250,000	255,625
Qwest Corp. 8.375%, due 05/01/16 (144A)(a)	200,000	194,000

		841,625

Total Domestic Bonds & Debt Securities (Cost $93,017,471)		95,267,046

Convertible Bonds - 2.5%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. (The) 12.500%, due 04/01/10 (144A)(a)	10,000	3,790

Hotels, Restaurants & Leisure - 0.5%
Host Hotels & Resorts LP 3.250%, due 04/15/24 (144A)(a)	1,000,000	971,250

Pharmaceuticals - 0.3%
Mylan, Inc. 3.750%, due 09/15/15 (144A)(a)	500,000	559,085

Real Estate - 0.5%
Duke Realty LP 3.750%, due 12/01/11 (144A)(a)	1,000,000	873,750

Real Estate Investment Trusts (REITs) - 0.5%
Vornado Realty Trust 2.850%, due 04/01/27	1,000,000	875,000

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 5.750%, due 08/15/12	2,000,000	1,251,800

Total Convertible Bonds (Cost $4,320,851)		4,534,675

Security Description	Shares/Par Amount	Value

U.S. Government & Agency Obligation - 2.0%
Federal National Mortgage Assoc. 5.000%, due 04/01/38 (Cost - $3,327,049)	$3,559,234	$3,630,079

Loan Participation - 1.2%
Freescale Semiconductor, Inc. 1.000%, due 12/15/14	890,315	776,800
Allison Transmission, Inc. 4.967%, due 08/07/14	495,171	397,221
Clear Channel Communications 5.086%, due 11/13/15	881,000	526,838
Idearc, Inc. 2.940%, due 11/17/13	292,882	123,620
Texas Competitive Electric Holdings Co. LLC 4.752%, due 10/10/14	497,475	356,871

Total Loan Participation (Cost $2,700,145)		2,181,350

Common Stocks - 24.8%
Beverages - 0.5%
Diageo Plc	60,000	861,498

Capital Markets - 0.1%
Goldman Sachs Group, Inc. (The)(a)	5,000	190,908

Commercial Banks - 1.6%
Barclays Plc	50,000	232,844
HSBC Holdings Plc	37,000	307,104
Wells Fargo & Co.(b)	100,000	2,426,000

		2,965,948

Consumer Finance - 0.7%
Capital One Financial Corp.(b)	54,000	1,181,520

Diversified Financial Services - 2.7%
Bank of America Corp.(b)	250,000	3,300,000
JPMorgan Chase & Co.(b)	50,000	1,705,500

		5,005,500

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	60,000	1,490,400

Electric Utilities - 5.7%
American Electric Power Co., Inc.(b)	47,700	1,378,053
Duke Energy Corp.(b)	150,000	2,188,500
FirstEnergy Corp.(b)	25,000	968,750
FPL Group, Inc.	17,500	995,050
Pinnacle West Capital Corp.(b)	15,000	452,250
Portland General Electric Co.(b)	50,000	974,000
Progress Energy, Inc.(b)	40,000	1,513,200
Southern Co.(b)	65,000	2,025,400

		10,495,203

Gas Utilities - 0.4%
AGL Resources, Inc.(b)	20,000	636,000

Media - 0.0%
Comcast Corp. - Class A(b)	5,055	73,247

See accompanying notes to financial statements

8

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Metals & Mining - 0.9%
Newmont Mining Corp.	40,900	$1,671,583

Multi-Utilities - 5.6%
Ameren Corp.(b)	25,000	622,250
Consolidated Edison, Inc.(b)	20,000	748,400
Dominion Resources, Inc.(b)	50,000	1,671,000
PG&E Corp.(b)	60,000	2,306,400
Public Service Enterprise Group, Inc.	30,000	978,900
Sempra Energy(b)	30,000	1,488,900
TECO Energy, Inc.(b)	80,000	954,400
Xcel Energy, Inc.(b)	81,927	1,508,276

		10,278,526

Oil, Gas & Consumable Fuels - 2.8%
Canadian Oil Sands Trust	100,000	2,390,332
ConocoPhillips	40,000	1,682,400
Spectra Energy Corp.(b)	60,000	1,015,200

		5,087,932

Pharmaceuticals - 2.1%
Johnson & Johnson	15,000	852,000
Merck & Co., Inc.(b)	110,000	3,075,600

		3,927,600

Real Estate Investment Trusts (REITs) - 0.4%
Duke Realty Corp. (REIT)(b)	83,800	734,926
iStar Financial, Inc.(b)	21,300	60,492

		795,418

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	60,000	993,000

Total Common Stocks (Cost $49,665,413)		45,654,283

Preferred Stocks - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.000%, due 12/31/11 (144A)(a)	141	60,639

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. 8.375%, due 12/31/12 *	10,300	11,974
Federal National Mortgage Assoc. 8.250%, due 12/31/10	6,900	9,246

		21,220

Total Preferred Stocks (Cost $453,376)		81,859

Convertible Preferred Stocks - 3.0%
Automobiles - 0.0%
General Motors Corp. 6.250%, due 07/15/33	15,000	43,125

Capital Markets - 0.1%
Legg Mason, Inc. 7.000%, due 06/30/11(b)	5,000	126,000

Security Description	Shares/Par Amount	Value

Commercial Banks - 0.8%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	1,900	$1,491,443

Diversified Financial Services - 1.4%
Bank of America Corp. 7.250%, due 12/31/49(b)	1,800	1,504,854
Citigroup, Inc. 6.500%, due 12/31/49	34,400	1,154,464

		2,659,318

Oil, Gas & Consumable Fuels - 0.6%
McMoRan Exploration Co. 8.000%, due 12/31/49*	400	419,000
SandRidge Energy, Inc. 8.500%, due 12/31/49 (144A)(a)*	5,000	603,700

		1,022,700

Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49	34,000	193,375

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11	3,800	3,480

Total Convertible Preferred Stocks (Cost $4,978,615)		5,539,441

Short-Term Investments - 40.3%
Discount Notes - 4.4%
Federal Home Loan Bank 0.000%, due 07/01/09(f)	$8,125,000	8,125,000

Mutual Funds - 24.8%
State Street Navigator Securities Lending Trust Prime Portfolio(g)	45,757,381	45,757,381

Repurchase Agreement - 11.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $20,485,006 on 07/01/09 collateralized by $19,415,000 FNMA at 6.250% due 02/01/11 with a value of $20,895,394.	$20,485,000	20,485,000

Total Short-Term Investments (Cost $74,367,381)		74,367,381

TOTAL INVESTMENTS - 125.5% (Cost $232,830,301)		231,256,114

Other Assets and Liabilities (net) - (25.5)%		(46,952,202)

NET ASSETS - 100.0%		$184,303,912

See accompanying notes to financial statements

9

Met Investors Series Trust

Met/Franklin Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $25,529,982 of net assets.
(b)	All or a portion of security is on loan.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

10

Met Investors Series Trust

Met/Franklin Income Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Domestic Bonds & Debt Securities
Beverages	$—	$1,076,161	$—	$1,076,161
Capital Markets	—	1,721,053	—	1,721,053
Chemicals	—	170,778	—	170,778
Commercial & Professional Services	—	3,083,755	—	3,083,755
Commercial Banks	—	2,026,052	—	2,026,052
Consumer Finance	—	5,447,816	—	5,447,816
Diversified Financial Services	—	6,120,772	—	6,120,772
Diversified Telecommunication Services	—	105,000	—	105,000
Electric Utilities	—	8,293,405	—	8,293,405
Electronic Equipment, Instruments & Components	—	390,000	—	390,000
Energy Equipment & Services	—	1,841,516	—	1,841,516
Food & Staples Retailing	—	682,500	—	682,500
Food Products	—	750,000	—	750,000
Health Care Providers & Services	—	10,176,495	—	10,176,495
Hotels, Restaurants & Leisure	—	4,130,556	—	4,130,556
Household Durables	—	290,000	—	290,000
Insurance	—	2,501,266	—	2,501,266
Machinery	—	773,750	—	773,750
Manufacturing	—	1,601,373	—	1,601,373
Media	—	7,858,973	—	7,858,973
Metals & Mining	—	4,507,342	—	4,507,342
Multi-Utilities	—	559,227	—	559,227
Multiline Retail	—	1,681,750	—	1,681,750
Oil & Gas Exploration & Production	—	127,875	—	127,875
Oil, Gas & Consumable Fuels	—	20,549,585	—	20,549,585
Paper & Forest Products	—	388,000	—	388,000
Real Estate	—	1,140,706	—	1,140,706
Real Estate Investment Trusts (REITs)	—	2,218,327	—	2,218,327
Semiconductors & Semiconductor Equipment	—	548,295	—	548,295
Software	—	1,108,250	—	1,108,250
Specialty Retail	—	959,655	—	959,655
Tobacco	—	1,143,018	—	1,143,018
Utilities	—	452,170	—	452,170
Wireless Telecommunication Services	—	841,625	—	841,625
Total Domestic Bonds & Debt Securities	—	95,267,046	—	95,267,046

See accompanying notes to financial statements

11

Met Investors Series Trust

Met/Franklin Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Bonds
Capital Markets	$—	$3,790	$—	$3,790
Hotels, Restaurants & Leisure	—	971,250	—	971,250
Pharmaceuticals	—	559,085	—	559,085
Real Estate	—	873,750	—	873,750
Real Estate Investment Trusts (REITs)	—	875,000	—	875,000
Semiconductors & Semiconductor Equipment	—	1,251,800	—	1,251,800
Total Convertible Bonds	—	4,534,675	—	4,534,675
U.S. Government & Agency Obligation	—	3,630,079	—	3,630,079
Loan Participation	—	2,181,350	—	2,181,350
Total Loan Participation	—	2,181,350	—	2,181,350
Common Stocks
Beverages	—	861,498	—	861,498
Capital Markets	—	190,908	—	190,908
Commercial Banks	2,426,000	539,948	—	2,965,948
Consumer Finance	1,181,520	—	—	1,181,520
Diversified Financial Services	5,005,500	—	—	5,005,500
Diversified Telecommunication Services	1,490,400	—	—	1,490,400
Electric Utilities	10,495,203	—	—	10,495,203
Gas Utilities	636,000	—	—	636,000
Media	73,247	—	—	73,247
Metals & Mining	1,671,583	—	—	1,671,583
Multi-Utilities	10,278,526	—	—	10,278,526
Oil, Gas & Consumable Fuels	5,087,932	—	—	5,087,932
Pharmaceuticals	3,927,600	—	—	3,927,600
Real Estate Investment Trusts (REITs)	795,418	—	—	795,418
Semiconductors & Semiconductor Equipment	993,000	—	—	993,000
Total Common Stocks	44,061,929	1,592,354	—	45,654,283
Preferred Stocks
Diversified Financial Services	—	60,639	—	60,639
Thrifts & Mortgage Finance	9,246	11,974	—	21,220
Total Preferred Stocks	9,246	72,613	—	81,859
Convertible Preferred Stocks
Automobiles	43,125	—	—	43,125
Capital Markets	126,000	—	—	126,000
Commercial Banks	1,491,443	—	—	1,491,443
Diversified Financial Services	2,659,318	—	—	2,659,318
Oil, Gas & Consumable Fuels	419,000	603,700	—	1,022,700
Real Estate Investment Trusts (REITs)	193,375	—	—	193,375
Thrifts & Mortgage Finance	—	3,480	—	3,480
Total Convertible Preferred Stocks	4,932,261	607,180	—	5,539,441

See accompanying notes to financial statements

12

Met Investors Series Trust

Met/Franklin Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Discount Notes	$—	$8,125,000	$—	$8,125,000
Mutual Funds	45,757,381	—	—	45,757,381
Repurchase Agreement	—	20,485,000	—	20,485,000
Total Short-Term Investments	45,757,381	28,610,000	—	74,367,381
TOTAL INVESTMENTS	$94,760,817	$136,495,297	$—	$231,256,114

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Met/Franklin Income Portfolio
Assets
Investments, at value (a)(b)	$210,771,114
Repurchase Agreement	20,485,000
Cash	252
Receivable for investments sold	40,860
Receivable for Trust shares sold	127,998
Dividends receivable	126,126
Interest receivable	2,259,979

Total assets	233,811,329

Liabilities
Payables for:
Investments purchased	3,613,302
Trust shares redeemed	732
Distribution and services fees—Class B	3,606
Collateral for securities on loan	45,757,381
Management fee	99,908
Administration fee	1,171
Custodian and accounting fees	2,343
Deferred trustee fees	3,427
Accrued expenses	25,547

Total liabilities	49,507,417

Net Assets	$184,303,912

Net Assets Represented by
Paid in surplus	$184,711,121
Accumulated net realized loss	(3,659,264)
Unrealized depreciation on investments and foreign currency	(1,573,884)
Undistributed net investment income	4,825,939

Total	$184,303,912

Net Assets
Class A	$165,686,113

Class B	18,617,799

Capital Shares Outstanding
Class A	19,244,074

Class B	2,166,618

Net Asset Value and Offering Price Per Share
Class A	$8.61

Class B	8.59

(a) Investments at cost, excluding repurchase agreement	$212,345,301
(b) Includes cash collateral for securities loaned of	45,757,381

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Met/Franklin Income Portfolio
Investment Income
Dividends (1)	$959,910
Interest	4,448,811

Total investment income	5,408,721

Expenses
Management fee	536,858
Administration fees	7,077
Deferred Expense Reimbursement	11,820
Custodian and accounting fees	13,204
Distribution and services fees - Class B	16,537
Audit and tax services	25,001
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	2,619
Insurance	233
Other	2,529

Total expenses	642,311
Less management fee waiver	(67,675)

Net expenses	574,636

Net investment income	4,834,085

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(1,217,148)
Foreign currency	10,138

Net realized loss on investments and foreign currency	(1,207,010)

Net change in unrealized appreciation on:
Investments	11,608,812
Foreign currency	176

Net change in unrealized appreciation on investments and foreign currency	11,608,988

Net realized and unrealized gain on investments and foreign currency	10,401,978

Net Increase in Net Assets from Operations	$15,236,063

(1) Dividend income is net of foreign withholding taxes of:	$2,420

See accompanying notes to financial statements

15

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Met/Franklin Income Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$4,834,085	$2,431,933
Net realized loss on investments and foreign currency	(1,207,010)	(2,486,037)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	11,608,988	(13,182,872)

Net increase (decrease) in net assets resulting from operations	15,236,063	(13,236,976)

Distributions to Shareholders
From net investment income
Class A	—	(2,178,346)
Class B	—	(227,949)
From net realized gains
Class A	—	—
Class B	—	—
From return of capital
Class A	—	(31,472)
Class B	—	(3,420)

Net decrease in net assets resulting from distributions	—	(2,441,187)

Capital Share Transactions
Proceeds from shares sold
Class A	62,713,186	115,345,105
Class B	8,348,965	12,589,333
Net asset value of shares issued through dividend reinvestment
Class A	—	2,209,818
Class B	—	231,369
Cost of shares repurchased
Class A	(2,762,080)	(11,330,742)
Class B	(1,191,142)	(1,407,800)

Net increase in net assets from capital share transactions	67,108,929	117,637,083

Net Increase in Net Assets	82,344,992	101,958,920
Net assets at beginning of period	101,958,920	—

Net assets at end of period	$184,303,912	$101,958,920

Net assets at end of period includes undistributed (distributions in excess of) net investment income	$4,825,939	$(8,146)

*	For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

See accompanying notes to financial statements

16

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

Met/Franklin Income Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$7.87		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.29		0.36
Net Realized/Unrealized Loss on Investments	0.45		(2.29)

Total from Investment Operations	0.74		(1.93)

Less Distributions
Dividends from Net Investment Income	—		(0.20)
Distributions from Net Realized Capital Gains	—		—
Distributions from Return of Capital	—		(0.00)+

Total Distributions	—		(0.20)

Net Asset Value, End of Period	$8.61		$7.87

Total Return	9.40%		(19.19)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.83	%*	0.88%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.93	%*	1.03%*
Ratio of Net Investment Income to Average Net Assets	7.23	%*	6.13%*
Portfolio Turnover Rate	4.1%		12.7%
Net Assets, End of Period (in millions)	$165.7		$92.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$7.86		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.28		0.35
Net Realized/Unrealized Loss on Investments	0.45		(2.30)

Total from Investment Operations	0.73		(1.95)

Less Distributions
Dividends from Net Investment Income	—		(0.19)
Distributions from Net Realized Capital Gains	—		—
Distributions from Return of Capital	—		(0.00)+

Total Distributions	—		(0.19)

Net Asset Value, End of Period	$8.59		$7.86

Total Return	9.29%		(19.36)%
Ratio of Expenses to Average Net Assets After Reimbursement	1.08	%*	1.14%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.18	%*	1.28%*
Ratio of Net Investment Income to Average Net Assets	6.99	%*	6.06%*
Portfolio Turnover Rate	4.1%		12.7%
Net Assets, End of Period (in millions)	$18.6		$10.0

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Met/Franklin Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$1,630,235	$1,630,235

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

H. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Advisers, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$536,858	0.800%	First $200 Million

	0.675%	$200 Million to $500 Million

	0.650%	Over $500 Million

The advisory fee the Manager pays to the Adviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Adviser and/or its affiliates.

The Manager has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the advisory fee were also applied for purposes of calculating the management fee. During the period ended June 30, 2009, the Manager voluntarily waived 0.3% in management fees otherwise chargeable to the Portfolio.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class A	Class B	2013	2014

0.90%	1.15%	$11,820	$—

The amount waived for the period ended June 30, 2009 is shown as management fee waiver in the Statement of Operations of the Portfolio.

20

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager in accordance with the Expense Limitation Agreement during the period ended June 30, 2009:                    $11,820

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	11,687,885	7,909,508	—	(353,319)	7,556,189	19,244,074

4/28/2008-12/31/2008	—	12,732,205	286,990	(1,331,310)	11,687,885	11,687,885

Class B

6/30/2009	1,267,885	1,050,346	—	(151,613)	898,733	2,166,618

4/28/2008-12/31/2008	—	1,402,985	30,087	(165,187)	1,267,885	1,267,885

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$26,780,248	$—	$4,316,399

21

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions - continued

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$232,830,301	$10,082,736	$(11,656,923)	$(1,574,187)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
2008	2008	2008	2008
$2,406,295	$—	$34,892	$2,441,187

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards and Deferrals	Total

$—	$—	$(13,163,671)	$(2,479,601)	$(15,643,272)

7. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$44,741,023	$45,757,381	$—	$45,757,381

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

22

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

23

Met/Franklin Mutual Shares Portfolio	For the period ended 6/30/09
Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had returns of 2.93% and 2.94% for Class A and B shares, respectively, compared with 3.16% for its benchmark, the Standard & Poor’s (S&P) 500® Index.

Market Environment/Conditions

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession’s severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009’s first half with the help of federal aid and tighter regulations. Despite rising unemployment, near period-end home sales edged higher, the decline in manufacturing activity slowed and consumer confidence started to pick up. Economic growth as measured by gross domestic product (GDP) contracted.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.1 June’s inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.2 Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board’s (Fed’s) informal target range of 1.5% - 2.0%.2

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans—including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0 - 0.25% and said the “pace of economic contraction is slowing” but the financial system had not yet returned to normal.

Most U.S. stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy’s pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally’s momentum.

Global equities followed the same trend. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, global equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.3 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.4

Portfolio Review/Current Positioning

Although the Portfolio provided positive results during the first half of 2009, it had some disappointments. Three investments that declined in value were U.S. Bancorp, a diversified financial services company; Comcast, a cable services provider; and U.S.-based property and casualty insurance and reinsurance company White Mountains Insurance Group.

U.S. Bancorp’s fourth quarter 2008 results included securities losses that in part led to a subsequent 25% decrease in tangible book value that was reported in 2009’s first quarter. Investor fears about continued deterioration in the value of the company’s assets led to further pressure on the shares, as well as those of its peers. We exited the position during the period under review.

Comcast shares fell after the company reported a decline in subscriber growth across all products—video, data and telephony—when it reported 2008 fourth quarter results. In addition, given the improvement in corporate debt markets during the second quarter and Comcast’s relatively underleveraged balance sheet, investors began to anticipate a more significant increase in the dividend and/or an increase in share repurchase activity. The fact that the company undertook neither appeared to create uncertainty and spark speculation about potential merger and acquisition activity.

White Mountains suffered early in the year from an investment portfolio leveraged to equities, a mismanaged life reinsurance portfolio in Japan, and the subsequent erosion of its capital position that was exacerbated

1 Source: New York Mercantile Exchange.

2 Source: Bureau of Labor Statistics.

3 Source: European Communities Eurostat.

4 Source: People’s Bank of China.

1

Met/Franklin Mutual Shares Portfolio	For the period ended 6/30/09
Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary (continued)

by the buy-back of Berkshire Hathaway’s holding. The company took corrective actions by reducing its equity exposure and neutralizing its life reinsurance book, reportedly with a view to exiting that business. The company’s core underwriting businesses were apparently performing well however, and at period-end we expected the stock to recover from these oversold levels if the market recognizes what we see as the intrinsic value of these businesses.

The Portfolio’s equity investments represented the strongest contributor to performance during the six months under review. Three of the Portfolio’s best performing investments were U.S.-based personal computer manufacturer Dell, software provider Microsoft, and oil and gas drilling company Transocean.

Dell shares appreciated during the first half of 2009 as investors anticipated the company’s $4 billion cost-cutting program, combined with an improving demand environment, could lead to a strong earnings recovery next year. The company believes that, on average, the currently installed base of computers has aged to the point where unit sales could rise significantly, driving improving sales and cash flow into 2010. In addition, we believe Dell should be a beneficiary of Microsoft’s next operating system, Windows 7, due to be launched in October.

Based in Seattle, Microsoft is the world’s largest software company. It manufactures, licenses and supports a wide range of proprietary software products and services. Companywide cost controls implemented in late 2008 gained traction and began to benefit operating results in 2009. Microsoft also announced several new products, including a rebranded search engine, Bing, and the next version of the ubiquitous Windows operating system. The combination of cost discipline and new revenue opportunities appeared to revitalize the company, as well as Microsoft’s image with investors.

Transocean is a leading global provider of offshore drilling contract services for oil and gas companies. New drilling and seismic technologies have led to significant oil and gas discoveries in very deep water accessible only to modern, highly specialized rigs. The offshore drilling industry has benefited from these discoveries as customers entered into multi-year contracts at rates exceeding $500,000 per day. Transocean’s shares appreciated dramatically as investors began to anticipate strong demand from Brazilian national oil company Petrobras for deepwater drilling rigs, to develop the vast and recently discovered Tupi underwater oil field; an improving supply-demand picture for new deepwater projects; and better cost controls by the company. We continued to believe that the supply-and-demand outlook for deepwater drilling rigs was favorable.

Team Managed Approach

Peter A. Langerman, Co-Portfolio Manager

F. David Segal CFA, Co-Portfolio Manager

Deborah A. Turner CFA, Assistant Portfolio Manager

Franklin Mutual Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Microsoft Corp.	3.02%
Berkshire Hathaway, Inc. - Class B	2.92%
CVS Caremark Corp.	2.92%
British American Tobacco Plc	2.72%
Comcast Corp. - Class A	2.69%
Imperial Tobacco Group Plc	2.18%
Nestle S.A.	1.99%
News Corp. - Class A	1.97%
Mattel, Inc.	1.87%
Dell, Inc.	1.81%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Met/Franklin Mutual Shares Portfolio	For the period ended 6/30/09
Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary (continued)

Met/Franklin Mutual Shares Portfolio managed by

Franklin Mutual Advisers, LLC vs. S&P 500® Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	Since Inception[3]
—	Met/Franklin Mutual Shares Portfolio—Class A	2.93%	-24.28%	-27.29%
	Class B	2.94%	-24.37%	-27.43%
- -	S&P 500® Index[1]	3.16%	-26.21%	-28.13%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Met/Franklin Mutual Shares Portfolio

Class A
Actual	0.86%	$1,000.00	$1,029.30	$4.33
Hypothetical	0.86%	1,000.00	1,020.53	4.31

Class B
Actual	1.12%	$1,000.00	$1,029.40	$5.64
Hypothetical	1.12%	1,000.00	1,019.24	5.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Domestic Bonds & Debt Securities - 1.1%
Diversified Consumer Services - 0.0%
Spectrum Brands, Inc. 1.000%, due 04/01/13	$51,503	$46,063

Electrical Equipment - 0.3%
Texas Competitive Electric Holding LLC 3.810%, due 10/10/14	2,563,533	1,839,181

Insurance - 0.3%
American General Finance Corp.
5.850%, due 06/01/13	203,000	116,537
6.900%, due 12/15/17	2,850,000	1,545,256

		1,661,793

IT Services - 0.0%
First Data Corp. 3.065%, due 09/24/14	372,556	281,228

Media - 0.5%
Charter Communications, Inc. 6.250%, due 03/06/14	3,022,386	2,731,482

Total Domestic Bonds & Debt Securities (Cost $6,142,901)		6,559,747

Loan Participation - 1.4%
Boston Generating LLC
0.473%, due 12/21/13	31,775	22,997
2.560%, due 12/21/13	109,290	79,099
Calpine 3.475%, due 03/29/14	6,774,905	6,020,520
Charter Communications, Inc. 7.250%, due 03/06/14	171,894	169,488
First Data Corp. 3.065%, due 09/24/14	46,644	34,957
Quebecor World, Inc. 8.250%, due 07/21/09	434,970	408,139
Realogy Corp.
0.301%, due 10/10/13	144,531	105,056
4.177%, due 10/10/13	536,828	390,209
Spectrum Brands, Inc. 1.000%, due 03/29/13	154,121	159,897
Texas Competitive Electric Holdings LLC 3.810%, due 10/10/14	463,961	332,237

Total Loan Participation (Cost $7,323,645)		7,722,599

Common Stocks - 87.9%
Aerospace & Defense - 1.1%
GenCorp, Inc.*(a)	143,356	273,810
United Technologies Corp.(a)	119,342	6,201,010

		6,474,820

Air Freight & Logistics - 0.3%
TNT N.V.	99,310	1,933,138

Security Description	Shares	Value

Airlines - 0.0%
ACE Aviation Holdings, Inc. - Class A*	1,978	$9,017

Auto Components - 0.5%
Goodyear Tire & Rubber Co. (The)*(a)	236,865	2,667,100

Automobiles - 0.4%
Daimler AG	65,448	2,366,602

Beverages - 5.1%
Brown-Forman Corp. - Class B(a)	51,141	2,198,040
Carlsberg A.S. - Class B	44,366	2,850,066
Dr Pepper Snapple Group, Inc.*	439,454	9,312,030
Lion Nathan Ltd.	115,028	1,075,648
Pepsi Bottling Group, Inc. (The)	166,320	5,628,269
PepsiAmericas, Inc.(a)	48,896	1,310,902
Pernod Ricard S.A.(a)	111,333	7,024,443

		29,399,398

Building Products - 0.4%
Owens Corning, Inc.*(a)	182,288	2,329,641

Capital Markets - 0.3%
Ameriprise Financial, Inc.(a)	59,597	1,446,419

Chemicals - 1.7%
Koninklijke DSM N.V.	108,072	3,384,063
Linde AG	79,493	6,531,542

		9,915,605

Commercial Banks - 1.0%
Barclays Plc	713,799	3,324,075
Intesa Sanpaolo*	706,360	2,288,753

		5,612,828

Communications Equipment - 1.2%
Motorola, Inc.(a)	1,008,346	6,685,334

Computers & Peripherals - 2.4%
Dell, Inc.*(a)	759,948	10,434,086
Sun Microsystems, Inc.*(a)	391,745	3,611,889

		14,045,975

Containers & Packaging - 0.5%
Temple-Inland, Inc.(a)	218,877	2,871,666

Diversified Consumer Services - 0.6%
H&R Block, Inc.(a)	110,632	1,906,190
Hillenbrand, Inc.(a)	79,641	1,325,226

		3,231,416

Diversified Financial Services - 0.8%
Bank of America Corp.	146,486	1,933,615
Deutsche Boerse AG	38,050	2,955,598

		4,889,213

Diversified Telecommunication Services - 3.3%
Koninklijke (Royal) KPN N.V.	576,546	7,937,571
Qwest Communications International, Inc.(a)	1,322,289	5,487,499

See accompanying notes to financial statements

5

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Diversified Telecommunication Services - continued
Telefonica S.A.	238,606	$5,407,111

		18,832,181

Electric Utilities - 2.9%
E. On AG	241,756	8,575,773
Entergy Corp.(a)	44,035	3,413,593
Exelon Corp.(a)	90,113	4,614,687

		16,604,053

Electronic Equipment, Instruments & Components - 0.9%
Tyco Electronics, Ltd.(a)	274,178	5,096,969

Energy Equipment & Services - 2.4%
Baker Hughes, Inc.(a)	56,630	2,063,597
Exterran Holdings, Inc.*(a)	18,513	296,949
Pride International, Inc.*(a)	102,371	2,565,417
Transocean, Ltd.*(a)	118,516	8,804,554

		13,730,517

Food & Staples Retailing - 6.5%
Carrefour S.A.	145,228	6,208,712
CVS Caremark Corp.(a)	528,743	16,851,040
Kroger Co. (The)(a)	345,023	7,607,757
SUPERVALU, Inc.(a)	209,077	2,707,547
Wal-Mart Stores, Inc.(a)	84,066	4,072,157

		37,447,213

Food Products - 6.1%
Cadbury Plc	597,466	5,102,846
General Mills, Inc.	83,765	4,692,515
Groupe Danone	79,989	3,953,372
Kraft Foods, Inc. - Class A(a)	394,714	10,002,053
Nestle S.A.	304,079	11,473,124

		35,223,910

Gas Utilities - 0.5%
GDF Suez	84,951	3,171,653

Health Care Providers & Services - 0.7%
Tenet Healthcare Corp.*(a)	1,396,936	3,939,359

Independent Power Producers & Energy Traders - 1.3%
Constellation Energy Group, Inc.(a)	225,649	5,997,751
NRG Energy, Inc.*(a)	54,020	1,402,359

		7,400,110

Industrial Conglomerates - 4.7%
Keppel Corp., Ltd.	738,848	3,508,523
Koninklijke (Royal) Philips Electronics N.V.	205,725	3,801,821
Orkla A.S.A.	1,114,820	8,110,058
Siemens AG	95,721	6,622,790
Tyco International, Ltd.	202,919	5,271,835

		27,315,027

Insurance - 5.8%
ACE, Ltd.(a)	127,934	5,658,521
Berkshire Hathaway, Inc. - Class B*(a)	5,826	16,870,523

Security Description	Shares	Value

Insurance - continued
Conseco, Inc.*(a)	246,370	$583,897
Old Republic International Corp.(a)	333,536	3,285,330
Travelers Cos., Inc. (The)(a)	75,889	3,114,484
White Mountains Insurance Group, Ltd.(a)	5,449	1,247,331
Zurich Financial Services AG	16,536	2,926,226

		33,686,312

Leisure Equipment & Products - 2.0%
Eastman Kodak Co.(a)	225,113	666,334
Mattel, Inc.(a)	674,571	10,826,865

		11,493,199

Life Sciences Tools & Services - 0.8%
MDS, Inc.*	153,786	808,216
Thermo Fisher Scientific, Inc.*(a)	95,331	3,886,645

		4,694,861

Machinery - 0.7%
Parker Hannifin Corp.(a)	41,689	1,790,959
SKF AB - Class B	200,433	2,471,979

		4,262,938

Marine - 0.7%
A.P. Moller - Maersk A.S. - Class B(a)	693	4,158,819

Media - 5.1%
Comcast Corp. - Class A(a)	1,102,057	15,539,004
News Corp. - Class A	1,251,221	11,398,623
Time Warner Cable, Inc.(a)	65,961	2,088,985
Virgin Media, Inc.(a)	32,466	303,557

		29,330,169

Metals & Mining - 0.7%
Anglo American Plc	131,883	3,847,740

Oil, Gas & Consumable Fuels - 4.2%
BP Plc	402,665	3,185,769
Marathon Oil Corp.(a)	296,618	8,937,100
Noble Energy, Inc.(a)	30,949	1,825,063
Royal Dutch Shell Plc-Class A	273,724	6,830,944
Total S.A.	69,181	3,744,722

		24,523,598

Paper & Forest Products - 3.4%
Domtar Corp.*(a)	71,818	1,190,742
International Paper Co.(a)	525,559	7,951,708
Weyerhaeuser Co.(a)	340,692	10,367,258

		19,509,708

Pharmaceuticals - 1.7%
Novartis AG	110,165	4,474,599
Valeant Pharmaceuticals International*(a)	73,391	1,887,617
Wyeth(a)	72,660	3,298,037

		9,660,253

See accompanying notes to financial statements

6

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts (REITs) - 1.9%
Alexander’s, Inc.(a)	18,738	$5,051,765
Link (The)	1,235,918	2,634,931
Ventas, Inc.(a)	58,533	1,747,795
Vornado Realty Trust(a)	29,500	1,328,385

		10,762,876

Real Estate Management & Development - 0.4%
Forestar Real Estate Group, Inc.*(a)	77,208	917,231
St. Joe Co. (The)*(a)	59,509	1,576,393

		2,493,624

Semiconductors & Semiconductor Equipment - 1.9%
LSI Corp.*(a)	1,351,270	6,161,791
Maxim Integrated Products, Inc.(a)	319,440	5,012,014

		11,173,805

Software - 3.0%
Microsoft Corp.	733,226	17,428,782

Tobacco - 10.0%
Altria Group, Inc.(a)	612,015	10,030,926
British American Tobacco Plc	568,487	15,701,810
Imperial Tobacco Group Plc	483,550	12,574,477
Japan Tobacco, Inc.	1,427	4,443,514
KT&G Corp.	62,976	3,556,988
Lorillard, Inc.(a)	30,473	2,065,155
Philip Morris International, Inc.(a)	87,095	3,799,084
Reynolds American, Inc.(a)	143,548	5,543,824

		57,715,778

Total Common Stocks (Cost $502,474,967)		507,381,626

Purchased Option - 0.1%
S&P 500 Index, Expire 12/19/09, Strike Price $775 (Cost - $1,801,006)	30,200	773,120

Short-Term Investments - 35.6%
Discount Notes - 2.3%
Federal Home Loan Bank 0.000%, due 07/01/09(b)	$13,400,000	13,400,000

Mutual Funds - 24.6%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	142,256,229	142,256,229

Security Description	Par Amount	Value

U.S. Treasuries - 8.7%
U.S. Treasury Bills 0.285%, due 07/02/09(a)(b)	$3,000,000	$2,999,976
0.170%, due 07/30/09(a)(b)	3,000,000	2,999,589
0.447%, due 08/06/09(a)(b)	3,000,000	2,998,658
0.495%, due 08/20/09(a)(b)	1,500,000	1,498,969
0.195%, due 09/17/09(b)	3,000,000	2,998,732
0.378%, due 09/24/09(b)	2,000,000	1,998,215
0.370%, due 10/08/09(a)(b)	1,500,000	1,498,474
0.320%, due 10/15/09(b)	3,000,000	2,997,173
0.205%, due 10/22/09(a)(b)	5,000,000	4,996,783
0.293%, due 10/29/09(a)(b)	3,000,000	2,997,066
0.275%, due 11/27/09(b)	5,000,000	4,994,309
0.273%, due 12/03/09(b)	5,000,000	4,994,134
0.300%, due 12/10/09(a)(b)	5,000,000	4,993,250
0.295%, due 12/17/09(a)(b)	2,000,000	1,997,230
0.340%, due 12/24/09(b)	5,000,000	4,991,689

		49,954,247

Total Short-Term Investments (Cost $205,610,476)		205,610,476

TOTAL INVESTMENTS - 126.1% (Cost $723,352,995)		728,047,568

Other Assets and Liabilities (net) - (26.1)%		(150,513,623)

NET ASSETS - 100.0%		$577,533,945

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Zero coupon bond - Interest rate represents current yield to maturity.
(c)	Represents investment of collateral received from securities lending transactions.

Written Call Options	Counterparty	Expi ration	Strike Price	Number of Contracts	Premium	Value
Microsoft Corp.	Morgan Stanley & Co., Inc.	07/18/2009	$22.00	(221)	$(16,830)	$(42,874)

See accompanying notes to financial statements

7

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Domestic Bonds & Debt Securities
Diversified Consumer Services	$—	$46,063	$—	$46,063
Electrical Equipment	—	1,839,181	—	1,839,181
Insurance	—	1,661,793	—	1,661,793
IT Services	—	281,228	—	281,228
Media	—	2,731,482	—	2,731,482
Total Domestic Bonds & Debt Securities	—	6,559,747	—	6,559,747
Loan Participation	—	7,722,599	—	7,722,599
Common Stocks
Aerospace & Defense	6,474,820	—	—	6,474,820
Air Freight & Logistics	—	1,933,138	—	1,933,138
Airlines	9,017	—	—	9,017
Auto Components	2,667,100	—	—	2,667,100
Automobiles	—	2,366,602	—	2,366,602
Beverages	18,449,241	10,950,157	—	29,399,398
Building Products	2,329,641	—	—	2,329,641
Capital Markets	1,446,419	—	—	1,446,419
Chemicals	—	9,915,605	—	9,915,605
Commercial Banks	—	5,612,828	—	5,612,828
Communications Equipment	6,685,334	—	—	6,685,334
Computers & Peripherals	14,045,975	—	—	14,045,975
Containers & Packaging	2,871,666	—	—	2,871,666
Diversified Consumer Services	3,231,416	—	—	3,231,416
Diversified Financial Services	1,933,615	2,955,598	—	4,889,213
Diversified Telecommunication Services	5,487,499	13,344,682	—	18,832,181
Electric Utilities	8,028,280	8,575,773	—	16,604,053
Electronic Equipment, Instruments & Components	5,096,969	—	—	5,096,969
Energy Equipment & Services	13,730,517	—	—	13,730,517
Food & Staples Retailing	31,238,501	6,208,712	—	37,447,213
Food Products	14,694,568	20,529,342	—	35,223,910
Gas Utilities	—	3,171,653	—	3,171,653
Health Care Providers & Services	3,939,359	—	—	3,939,359
Independent Power Producers & Energy Traders	7,400,110	—	—	7,400,110
Industrial Conglomerates	5,271,835	22,043,192	—	27,315,027
Insurance	30,760,086	2,926,226	—	33,686,312

See accompanying notes to financial statements

8

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Leisure Equipment & Products	$11,493,199	$—	$—	$11,493,199
Life Sciences Tools & Services	4,694,861	—	—	4,694,861
Machinery	1,790,959	2,471,979	—	4,262,938
Marine	—	4,158,819	—	4,158,819
Media	29,330,169	—	—	29,330,169
Metals & Mining	—	3,847,740	—	3,847,740
Oil, Gas & Consumable Fuels	17,593,107	6,930,491	—	24,523,598
Paper & Forest Products	19,509,708	—	—	19,509,708
Pharmaceuticals	5,185,654	4,474,599	—	9,660,253
Real Estate Investment Trusts (REITs)	8,127,945	2,634,931	—	10,762,876
Real Estate Management & Development	2,493,624	—	—	2,493,624
Semiconductors & Semiconductor Equipment	11,173,805	—	—	11,173,805
Software	17,428,782	—	—	17,428,782
Tobacco	21,438,989	36,276,789	—	57,715,778
Total Common Stocks	336,052,770	171,328,856	—	507,381,626
Purchased Option	773,120	—	—	773,120
Short-Term Investments
Discount Notes	—	13,400,000	—	13,400,000
Mutual Funds	142,256,229	—	—	142,256,229
U.S. Treasuries	—	49,954,247	—	49,954,247
Total Short-Term Investments	142,256,229	63,354,247	—	205,610,476
TOTAL INVESTMENTS	$479,082,119	$248,965,449	$—	$728,047,568
Forward Contracts
Forward Currency Contracts	$—	$(5,647,887)	$—	$(5,647,887)
Options Written
Options Written Calls	26,044	—	—	26,044

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Met/Franklin Mutual Shares Portfolio
Assets
Investments, at value (a)(b)	$728,047,568
Cash	98,481
Cash denominated in foreign currencies (c)	33,175
Receivable for investments sold	1,148,278
Receivable for Trust shares sold	394,727
Dividends receivable	921,165
Interest receivable	111,115
Unrealized appreciation on forward currency contracts	163,096

Total assets	730,917,605

Liabilities
Payables for:
Investments purchased	4,795,638
Trust shares redeemed	21,609
Unrealized depreciation on forward currency contracts	5,810,983
Outstanding written options (d)	42,874
Distribution and services fees—Class B	15,813
Collateral for securities on loan	142,256,229
Management fee	373,193
Administration fee	3,490
Custodian and accounting fees	32,530
Deferred trustee fees	3,427
Accrued expenses	27,874

Total liabilities	153,383,660

Net Assets	$577,533,945

Net Assets Represented by
Paid in surplus	$586,345,921
Accumulated net realized loss	(10,601,071)
Unrealized depreciation on investments, options contracts and foreign currency	(974,504)
Undistributed net investment income	2,763,599

Total	$577,533,945

Net Assets
Class A	$495,731,748

Class B	81,802,197

Capital Shares Outstanding
Class A	74,286,513

Class B	12,289,505

Net Asset Value and Offering Price Per Share
Class A	$6.67

Class B	6.66

(a) Investments at cost	$723,352,995
(b) Includes cash collateral for securities loaned of	142,256,229
(c) Cost of cash denominated in foreign currencies	33,253
(d) Cost of written options	16,830

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Met/Franklin Mutual Shares Portfolio
Investment Income
Dividends (1)	$4,127,573
Interest	272,142

Total investment income	4,399,715

Expenses
Management fee	1,100,415
Administration fees	12,361
Custodian and accounting fees	71,809
Distribution and services fees—Class B	62,533
Audit and tax services	25,155
Legal	16,734
Trustee fees and expenses	9,298
Shareholder reporting	2,619
Insurance	469
Other	2,929

Total expenses	1,304,322
Less expenses reimbursed by the Manager	(60,687)

Net expenses	1,243,635

Net investment income	3,156,080

Net Realized and Unrealized Gain (Loss) on Investments, Options Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(4,310,290)
Options contracts	9,354
Foreign currency	(1,177,083)

Net realized loss on investments, options contracts and foreign currency	(5,478,019)

Net change in unrealized appreciation (depreciation) on:
Investments	31,864,295
Options contracts	(32,985)
Foreign currency	(5,346,740)

Net change in unrealized appreciation on investments, options contracts and foreign currency	26,484,570

Net realized and unrealized gain on investments, options contracts and foreign currency	21,006,551

Net Increase in Net Assets from Operations	$24,162,631

(1) Dividend income is net of foreign withholding taxes of:	$306,546

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Met/Franklin Mutual Shares Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,156,080	$565,553
Net realized loss on investments, option contracts and foreign currency	(5,478,019)	(2,616,187)
Net change in unrealized appreciation (depreciation) on investments, option contracts and foreign currency	26,484,570	(27,459,074)

Net increase (decrease) in net assets resulting from operations	24,162,631	(29,509,708)

Distributions to Shareholders
From net investment income
Class A	—	(2,584,867)
Class B	—	(882,980)
From net realized gains
Class A	—	—
Class B	—	—
From return of capital
Class A	—	(19,582)
Class B	—	(6,878)

Net decrease in net assets resulting from distributions	—	(3,494,307)

Capital Share Transactions
Proceeds from shares sold
Class A	385,351,009	118,406,995
Class B	49,123,732	40,935,999
Net asset value of shares issued through dividend reinvestment
Class A	—	2,604,449
Class B	—	889,858
Cost of shares repurchased
Class A	(450,079)	(4,385,272)
Class B	(3,456,371)	(2,644,991)

Net increase in net assets from capital share transactions	430,568,291	155,807,038

Net Increase in Net Assets	454,730,922	122,803,023
Net assets at beginning of period	122,803,023	—

Net assets at end of period	$577,533,945	$122,803,023

Net assets at end of period includes undistributed (distributions in excess of) net investment income	$2,763,599	$(392,481)

*	For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

Met/Franklin Mutual Shares Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$6.48		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.07		0.07
Net Realized/Unrealized Gain (Loss) on Investments	0.12		(3.40)

Total from Investment Operations	0.19		(3.33)

Less Distributions
Dividends from Net Investment Income	—		(0.19)
Distributions from Return of Capital	—		(0.00)+

Total Distributions	—		(0.19)

Net Asset Value, End of Period	$6.67		$6.48

Total Return	2.93%		(33.20)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.86	%*	0.90%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.90	%*	1.32%*
Ratio of Net Investment Income to Average Net Assets	2.33	%*	1.29%*
Portfolio Turnover Rate	32.7%		23.6%
Net Assets, End of Period (in millions)	$495.7		$90.9

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$6.47		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.07		0.05
Net Realized/Unrealized Gain (Loss) on Investments	0.12		(3.39)

Total from Investment Operations	0.19		(3.34)

Less Distributions
Dividends from Net Investment Income	—		(0.19)
Distributions from Return of Capital	—		(0.00)+

Total Distributions	—		(0.19)

Net Asset Value, End of Period	$6.66		$6.47

Total Return	2.94%		(33.36)%
Ratio of Expenses to Average Net Assets After Reimbursement	1.12	%*	1.15%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.19	%*	1.60%*
Ratio of Net Investment Income to Average Net Assets	2.12	%*	1.05%*
Portfolio Turnover Rate	32.7%		23.6%
Net Assets, End of Period (in millions)	$81.8		$31.9

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Met/Franklin Mutual Shares Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$2,898,380	$2,898,380

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

K. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

L. Options Contracts - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No.133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest Rate Contracts

Foreign Exchange Contracts	Unrealized appreciation on Forward Currency Contracts	$163,095	Unrealized depreciation on Forward Currency Contracts	$(5,810,983)

Equity Contracts	Receivables	—	Outstanding written options	(42,874)

Total		$163,095		$(5,853,857)

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133
Location	Equity Contracts	Total

Statement of Operations—Realized Gain (Loss)

Option contracts	$3,662	$9,354

Total	$3,662	$9,354

Location	Foreign Exchange Contracts	Equity Contracts	Total

Statement of Operations—Change in Unrealized Gain (Loss)

Foreign Currency	$(5,345,235)	$—	$(5,345,235)

Options	—	(28,564)	(28,564)

Total	$(5,345,235)	$(28,564)	$(5,373,799)

Number of Contracts, Notional Amounts or Shares/Units*	Other Contracts Risk

Options Written(1)	(22,100)

(1) Amount(s) represent(s) number of contracts or number of Shares/Units.

* Calculated based on number of contracts or notional amounts as of the prior fiscal year-end and each subsequent fiscal quarter-end.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Mutual Advisers, LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,100,415	0.800%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class A	Class B	2013	2014

0.90%	1.15%	$193,042	$60,687

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	14,019,950	60,335,027	—	(68,464)	60,266,563	74,286,513
4/28/2008-12/31/2008	—	14,110,601	413,405	(504,056)	14,019,950	14,019,950

Class B

6/30/2009	4,931,331	7,925,719	—	(567,545)	7,358,174	12,289,505
4/28/2008-12/31/2008	—	5,138,226	141,472	(348,367)	4,931,331	4,931,331

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$475,598,421	$—	$81,027,782

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$723,352,995	$20,930,478	$(16,235,905)	$4,694,573

6. Forward Foreign Currency Contracts

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/17/2009	State Street Bank and Trust Co.	4,300 AUD	$3,444	$3,422	$22

8/31/2009	State Street Bank and Trust Co.	5,100 CAD	4,388	3,947	441

8/31/2009	Bank of America Securities LLC	5,500 CAD	4,732	4,498	234

8/31/2009	State Street Bank and Trust Co.	7,800 CAD	6,711	6,376	335

8/31/2009	State Street Bank and Trust Co.	6,600 CAD	5,679	5,934	(255)

8/31/2009	State Street Bank and Trust Co.	3,500 CAD	3,012	3,187	(175)

8/31/2009	State Street Bank and Trust Co.	5,400 CAD	4,646	4,818	(172)

8/31/2009	State Street Bank and Trust Co.	5,487 CAD	4,721	4,859	(138)

8/10/2009	State Street Bank and Trust Co.	97,000 CHF	89,293	82,998	6,295

10/23/2009	State Street Bank and Trust Co.	338,300 DKK	63,589	58,548	5,041

10/23/2009	State Street Bank and Trust Co.	1,300,000 DKK	244,355	243,585	770

7/13/2009	State Street Bank and Trust Co.	100,000 GBP	164,488	141,918	22,570

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Buy	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/13/2009	State Street Bank and Trust Co.	200,000 GBP	$328,976	$281,258	$47,718

7/13/2009	State Street Bank and Trust Co.	117,822 GBP	193,804	194,069	(265)

10/20/2009	State Street Bank and Trust Co.	7,000,000 JPY	72,693	71,259	1,434

7/8/2009	Bank of America Securities LLC	19,200,000 KRW	15,077	15,035	42

8/19/2009	State Street Bank and Trust Co.	2,100,000 NOK	325,727	329,469	(3,742)

8/19/2009	State Street Bank and Trust Co.	3,500,000 NOK	542,879	541,896	983

9/16/2009	State Street Bank and Trust Co.	1,500,000 SEK	193,975	190,145	3,830

9/16/2009	State Street Bank and Trust Co.	1,080,000 SEK	139,662	137,457	2,205

9/24/2009	State Street Bank and Trust Co.	158,770 SGD	109,599	109,640	(41)

					$87,132

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/17/2009	State Street Bank and Trust Co.	34,700 AUD	$27,789	$27,694	$(95)

9/17/2009	State Street Bank and Trust Co.	37,600 AUD	30,111	30,563	452

9/17/2009	State Street Bank and Trust Co.	39,900 AUD	31,953	32,204	251

9/17/2009	State Street Bank and Trust Co.	155,246 AUD	124,326	123,989	(337)

9/17/2009	State Street Bank and Trust Co.	228,000 AUD	182,589	178,695	(3,894)

9/17/2009	State Street Bank and Trust Co.	107,800 AUD	86,330	85,792	(538)

9/17/2009	State Street Bank and Trust Co.	93,500 AUD	74,878	74,895	17

9/17/2009	HSBC Bank Plc	130,268 AUD	104,322	100,104	(4,218)

9/17/2009	HSBC Bank Plc	132,623 AUD	106,209	102,228	(3,981)

9/17/2009	Bank of America Securities LLC	234,698 AUD	187,953	184,895	(3,058)

8/31/2009	State Street Bank and Trust Co.	44,017 CAD	37,874	35,503	(2,371)

8/31/2009	State Street Bank and Trust Co.	5,800 CAD	4,990	4,641	(349)

8/10/2009	State Street Bank and Trust Co.	115,170 CHF	106,020	97,722	(8,298)

8/10/2009	State Street Bank and Trust Co.	100,000 CHF	92,055	84,633	(7,422)

8/10/2009	State Street Bank and Trust Co.	200,000 CHF	184,110	177,691	(6,419)

8/10/2009	State Street Bank and Trust Co.	350,000 CHF	322,192	309,844	(12,348)

8/10/2009	State Street Bank and Trust Co.	180,000 CHF	165,699	154,512	(11,187)

8/10/2009	State Street Bank and Trust Co.	128,287 CHF	118,094	112,001	(6,093)

8/10/2009	State Street Bank and Trust Co.	28,140 CHF	25,905	24,928	(977)

8/10/2009	State Street Bank and Trust Co.	127,753 CHF	117,603	112,405	(5,198)

8/10/2009	State Street Bank and Trust Co.	54,866 CHF	50,507	48,368	(2,139)

8/10/2009	State Street Bank and Trust Co.	6,700,000 CHF	6,167,671	5,924,066	(243,605)

8/10/2009	State Street Bank and Trust Co.	176,132 CHF	162,138	159,482	(2,656)

20

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/10/2009	Bank of America Securities LLC	2,772,143 CHF	$2,551,890	$2,389,778	$(162,112)

8/10/2009	Bank of America Securities LLC	95,300 CHF	87,728	82,819	(4,909)

8/10/2009	Bank of America Securities LLC	372,648 CHF	343,040	342,822	(218)

10/23/2009	State Street Bank and Trust Co.	157,000 DKK	29,511	27,521	(1,990)

10/23/2009	State Street Bank and Trust Co.	358,000 DKK	67,292	61,039	(6,253)

10/23/2009	State Street Bank and Trust Co.	300,000 DKK	56,390	51,291	(5,099)

10/23/2009	State Street Bank and Trust Co.	320,000 DKK	60,149	55,555	(4,594)

10/23/2009	State Street Bank and Trust Co.	99,600 DKK	18,722	18,070	(652)

10/23/2009	State Street Bank and Trust Co.	360,000 DKK	67,668	64,760	(2,908)

10/23/2009	State Street Bank and Trust Co.	142,300 DKK	26,747	25,014	(1,733)

10/23/2009	State Street Bank and Trust Co.	585,800 DKK	110,111	102,026	(8,085)

10/23/2009	State Street Bank and Trust Co.	546,500 DKK	102,723	96,995	(5,728)

10/23/2009	State Street Bank and Trust Co.	373,000 DKK	70,111	66,567	(3,544)

10/23/2009	State Street Bank and Trust Co.	8,100,000 DKK	1,522,519	1,462,149	(60,370)

10/23/2009	State Street Bank and Trust Co.	1,100,000 DKK	206,762	204,218	(2,544)

10/23/2009	Bank of America Securities LLC	1,488,717 DKK	279,827	255,530	(24,297)

10/23/2009	Bank of America Securities LLC	55,200 DKK	10,376	9,832	(544)

10/23/2009	Bank of America Securities LLC	760,000 DKK	142,854	142,322	(532)

8/13/2009	State Street Bank and Trust Co.	749,628 EUR	1,050,955	1,012,005	(38,950)

8/13/2009	State Street Bank and Trust Co.	39,729,261 EUR	55,699,214	54,150,983	(1,548,231)

8/13/2009	State Street Bank and Trust Co.	113,827 EUR	159,582	153,456	(6,126)

8/13/2009	State Street Bank and Trust Co.	115,054 EUR	161,302	156,617	(4,685)

8/13/2009	State Street Bank and Trust Co.	234,991 EUR	329,451	326,779	(2,672)

8/13/2009	State Street Bank and Trust Co.	131,049 EUR	183,727	185,774	2,047

8/13/2009	State Street Bank and Trust Co.	119,868 EUR	168,051	170,996	2,945

8/13/2009	State Street Bank and Trust Co.	1,200,000 EUR	1,682,363	1,714,608	32,245

8/13/2009	State Street Bank and Trust Co.	353,014 EUR	494,915	504,086	9,171

8/13/2009	State Street Bank and Trust Co.	568,025 EUR	796,354	793,940	(2,414)

8/13/2009	State Street Bank and Trust Co.	209,165 EUR	293,243	295,303	2,060

8/13/2009	State Street Bank and Trust Co.	82,250 EUR	115,312	115,103	(209)

8/13/2009	HSBC Bank Plc	525,733 EUR	737,062	714,945	(22,117)

8/13/2009	Barclays Capital, Inc.	2,000,000 EUR	2,803,939	2,755,400	(48,539)

8/13/2009	HSBC Bank Plc	207,157 EUR	290,429	289,078	(1,351)

8/13/2009	Bank of America Securities LLC	364,521 EUR	511,048	511,037	(11)

7/13/2009	State Street Bank and Trust Co.	4,718,060 GBP	7,760,652	7,166,733	(593,919)

7/13/2009	State Street Bank and Trust Co.	140,078 GBP	230,412	194,657	(35,755)

7/13/2009	State Street Bank and Trust Co.	196,628 GBP	323,430	281,955	(41,475)

7/13/2009	State Street Bank and Trust Co.	101,341 GBP	166,694	144,022	(22,672)

21

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/13/2009	State Street Bank and Trust Co.	330,000 GBP	$542,811	$473,096	$(69,715)

7/13/2009	State Street Bank and Trust Co.	93,316 GBP	153,495	129,657	(23,838)

7/13/2009	State Street Bank and Trust Co.	300,000 GBP	493,465	416,736	(76,729)

7/13/2009	State Street Bank and Trust Co.	76,978 GBP	126,620	108,712	(17,908)

7/13/2009	State Street Bank and Trust Co.	275,000 GBP	452,343	400,076	(52,267)

7/13/2009	State Street Bank and Trust Co.	320,000 GBP	526,362	470,896	(55,466)

7/13/2009	State Street Bank and Trust Co.	122,875 GBP	202,115	184,003	(18,112)

7/13/2009	State Street Bank and Trust Co.	68,035 GBP	111,909	101,422	(10,487)

7/13/2009	State Street Bank and Trust Co.	94,972 GBP	156,217	140,667	(15,550)

7/13/2009	State Street Bank and Trust Co.	370,000 GBP	608,607	544,470	(64,137)

7/13/2009	State Street Bank and Trust Co.	130,510 GBP	214,673	192,579	(22,094)

7/13/2009	State Street Bank and Trust Co.	132,581 GBP	218,080	197,503	(20,577)

7/13/2009	State Street Bank and Trust Co.	9,300,000 GBP	15,297,402	14,002,452	(1,294,950)

7/13/2009	State Street Bank and Trust Co.	375,643 GBP	617,888	564,028	(53,860)

7/13/2009	State Street Bank and Trust Co.	3,692,176 GBP	6,073,194	5,566,472	(506,722)

7/13/2009	State Street Bank and Trust Co.	204,099 GBP	335,718	309,597	(26,121)

7/13/2009	State Street Bank and Trust Co.	105,088 GBP	172,857	160,580	(12,277)

7/13/2009	State Street Bank and Trust Co.	214,676 GBP	353,117	336,063	(17,054)

7/13/2009	State Street Bank and Trust Co.	420,000 GBP	690,850	655,376	(35,474)

7/13/2009	State Street Bank and Trust Co.	165,000 GBP	271,406	273,001	1,595

7/13/2009	State Street Bank and Trust Co.	203,053 GBP	333,998	326,233	(7,765)

7/13/2009	State Street Bank and Trust Co.	500,000 GBP	822,441	722,650	(99,791)

8/12/2009	Bank of America Securities LLC	1,730,000 GBP	2,845,542	2,816,094	(29,448)

10/20/2009	State Street Bank and Trust Co.	88,512,000 JPY	919,168	895,870	(23,298)

10/20/2009	State Street Bank and Trust Co.	144,122,500 JPY	1,496,665	1,457,712	(38,953)

10/20/2009	State Street Bank and Trust Co.	16,397,833 JPY	170,286	168,402	(1,884)

10/20/2009	State Street Bank and Trust Co.	19,600,000 JPY	203,540	205,874	2,334

10/20/2009	State Street Bank and Trust Co.	29,500,000 JPY	306,347	300,799	(5,548)

10/20/2009	State Street Bank and Trust Co.	16,912,141 JPY	175,627	177,425	1,798

7/8/2009	Bank of America Securities LLC	33,737,500 KRW	26,492	25,000	(1,492)

7/8/2009	Bank of America Securities LLC	71,082,507 KRW	55,817	53,500	(2,317)

7/8/2009	Bank of America Securities LLC	6,555,000 KRW	5,147	5,000	(147)

7/8/2009	Bank of America Securities LLC	13,250,000 KRW	10,404	10,000	(404)

7/8/2009	Bank of America Securities LLC	19,909,200 KRW	15,633	15,000	(633)

7/8/2009	Bank of America Securities LLC	100,000,000 KRW	78,524	80,972	2,448

7/8/2009	Bank of America Securities LLC	179,420,000 KRW	140,887	142,171	1,284

7/8/2009	Bank of America Securities LLC	1,000,000,000 KRW	785,238	790,514	5,276

22

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/8/2009	Bank of America Securities LLC	1,287,000,000 KRW	$1,010,601	$1,000,000	$(10,601)

7/8/2009	Barclays Capital, Inc.	33,125,000 KRW	26,011	25,000	(1,011)

7/8/2009	Bank of America Securities LLC	10,640,000 KRW	8,355	8,000	(355)

8/19/2009	State Street Bank and Trust Co.	47,785,714 NOK	7,411,961	7,352,780	(59,181)

8/19/2009	State Street Bank and Trust Co.	1,180,000 NOK	183,028	182,937	(91)

8/19/2009	State Street Bank and Trust Co.	1,800,000 NOK	279,195	280,498	1,303

8/19/2009	State Street Bank and Trust Co.	1,422,542 NOK	220,648	223,703	3,055

9/16/2009	State Street Bank and Trust Co.	3,991,526 SEK	516,171	460,431	(55,740)

9/16/2009	State Street Bank and Trust Co.	760,000 SEK	98,281	94,768	(3,513)

9/16/2009	State Street Bank and Trust Co.	158,400 SEK	20,484	19,066	(1,418)

9/16/2009	State Street Bank and Trust Co.	327,300 SEK	42,325	40,204	(2,121)

9/16/2009	State Street Bank and Trust Co.	470,000 SEK	60,779	55,629	(5,150)

9/16/2009	State Street Bank and Trust Co.	224,000 SEK	28,967	26,702	(2,265)

9/16/2009	State Street Bank and Trust Co.	520,000 SEK	67,244	65,967	(1,277)

9/16/2009	State Street Bank and Trust Co.	10,300,000 SEK	1,331,963	1,298,520	(33,443)

9/16/2009	State Street Bank and Trust Co.	1,500,000 SEK	193,974	195,458	1,484

9/16/2009	State Street Bank and Trust Co.	765,795 SEK	99,030	99,073	43

9/16/2009	Bank of America Securities LLC	700,000 SEK	90,522	90,998	476

9/24/2009	State Street Bank and Trust Co.	484,000 SGD	334,105	319,135	(14,970)

9/24/2009	State Street Bank and Trust Co.	45,550 SGD	31,444	30,131	(1,313)

9/24/2009	State Street Bank and Trust Co.	103,850 SGD	71,687	68,790	(2,897)

9/24/2009	State Street Bank and Trust Co.	40,000 SGD	27,612	26,693	(919)

9/24/2009	State Street Bank and Trust Co.	61,000 SGD	42,108	40,492	(1,616)

9/24/2009	State Street Bank and Trust Co.	86,000 SGD	59,366	58,402	(964)

9/24/2009	State Street Bank and Trust Co.	83,500 SGD	57,640	56,685	(955)

9/24/2009	State Street Bank and Trust Co.	1,140,000 SGD	786,941	778,449	(8,492)

9/24/2009	State Street Bank and Trust Co.	359,000 SGD	247,817	245,353	(2,464)

9/24/2009	State Street Bank and Trust Co.	304,900 SGD	210,472	211,364	892

					$(5,735,019)

AUD - Austrialian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - Great Britain Pound

JPY - Japanese Yen

KRW - South Korean Won

NOK - Novwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

23

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$139,859,154	$142,256,229	$1,691,908	$143,948,137

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

8. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
2008	2008	2008	2008

$3,467,847	$—	$26,460	$3,494,307

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards and Post October Loss Deferrals	Total

$—	$—	$(28,044,769)	$(4,929,838)	$(32,974,607)

9. Options

During the period ended June 30, 2009 the following options contracts were written:

	Number of Contracts	Premium
Options outstanding at December 31, 2008	60	$9,656
Options written	221	16,830
Options closed and expired	(60)	(9,656)

Options outstanding at June 30, 2009	221	$16,830

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist

24

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

11. Market, Credit and Counterparty Risk - continued

principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

12. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

13. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

25

Met/Franklin Templeton Founding Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class A and Class B Shares of the Portfolio returned 6.74% and 6.60%, respectively, compared to the 3.16% return of the Standard & Poor’s 500® Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as over six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500® Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although Small Cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of three portfolios of the Met Investors Series Trust subadvised by the Franklin Templeton organization: the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Income Portfolio. The Portfolio’s strategy is to hold one-third of its assets in each of the underlying portfolios and to rebalance the Portfolio on a quarterly basis. MetLife Advisers expects that the combination of these three underlying portfolios will provide a diversified portfolio with exposure to both bonds and stocks, including foreign stocks. The Portfolio’s holding approximately 30% of its assets in cash and bonds during most of the period provided a cushion to performance in the first quarter, but it detracted from performance during the second quarter.

The Met/Franklin Mutual Shares Portfolio, which invests primarily in large cap value oriented stocks, returned 2.93% for the six-month period compared to the 3.16% return of the S&P 500®; the Met/Templeton Growth Portfolio, which invests in both foreign and domestic stocks, returned 7.76% for the period compared to the 6.35% return of the MSCI World Index, and the Met/Franklin Income Portfolio, which invests in a combination of stocks and bonds, returned 9.26% for the period compared to the 3.16% return of the S&P 500® and the 1.90% return of the Barclays Capital U.S. Aggregate Bond Index. The good relative performance of the Met/Franklin Founding Strategy Portfolio over this period was due primarily to a significant position in foreign stocks and good overall stock selection. In particular, Met/Templeton Growth excelled in the Energy sector (not holding Exxon Mobil, which represents about 5% of the S&P 500®, but was down for the period). Met/Franklin Mutual Shares had strong stock selection in the Materials sector (aluminum giant Alcoa).

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect

1

Met/Franklin Templeton Founding Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets

Met/Franklin Mutual Shares Portfolio (Class A)	33.89%
Met/Franklin Income Portfolio (Class A)	33.16%
Met/Templeton Growth Portfolio (Class A)	32.95%

2

Met/Franklin Templeton Founding Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

Met/Franklin Templeton Founding Strategy Portfolio managed by

MetLife Advisers, LLC vs. S&P® 500 Index1

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[2]
		6 Months	1 Year	Since Inception[3]
	Met/Franklin Templeton Founding Strategy Portfolio—Class A	6.74%	-18.76%	-20.93%
—	Class B	6.60%	-18.86%	-21.08%
—	S&P® 500 Index[1]	3.16%	-26.21%	-28.13%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-

weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Met/Franklin Templeton Founding Strategy Portfolio

Class A(a)(b)
Actual	0.90%	$1,000.00	$1,067.40	$0.26
Hypothetical	0.90%	1,000.00	1,024.55	0.25

Class B(a)(b)
Actual	1.15%	$1,000.00	$1,066.00	$1.54
Hypothetical	1.15%	1,000.00	1,023.31	1.51

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.0%
Met/Franklin Income Portfolio (Class A)(a)	19,226,256	$165,538,063
Met/Franklin Mutual Shares Portfolio (Class A)(a)	24,652,244	164,430,470
Met/Templeton Growth Portfolio (Class A)(a)	23,796,656	169,194,222

Total Investment Company Securities (Cost $521,287,548)		499,162,755

TOTAL INVESTMENTS - 100.0% (Cost $521,287,548)		499,162,755

Other Assets and Liabilities (net) - 0.0%		(134,390)

NET ASSETS - 100.0%		$499,028,365

Portfolio Footnotes:

(a)	A Portfolio of Met Investors Series Trust.

See accompanying notes to financial statements

5

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$499,162,755	$—	$—	$499,162,755
TOTAL INVESTMENTS	$499,162,755	$—	$—	$499,162,755

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

Met/Franklin Templeton Founding Strategy Portfolio
Assets
Investments, at value (a)	$499,162,755
Receivable for Trust shares sold	285,748
Receivable from Manager	9,323

Total assets	499,457,826

Liabilities
Payables for:
Investments purchased	230,214
Trust shares redeemed	55,534
Distribution and services fees—Class B	99,982
Management fee	20,014
Administration fee	1,791
Custodian and accounting fees	3,820
Deferred trustee fees	3,427
Accrued expenses	14,679

Total liabilities	429,461

Net Assets	$499,028,365

Net Assets Represented by
Paid in surplus	$524,922,895
Accumulated net realized loss	(3,270,866)
Unrealized depreciation on investments	(22,124,793)
Distributions in excess of net investment income	(498,871)

Total	$499,028,365

Net Assets
Class A	$428,430

Class B	498,599,935

Capital Shares Outstanding
Class A	57,586

Class B	67,117,843

Net Asset Value and Offering Price Per Share
Class A	$7.44

Class B	7.43

(a) Investments at cost	$521,287,548

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Met/Franklin Templeton Founding Strategy Portfolio
Investment Income
Dividends from Underlying Portfolios	$43,888

Total investment income	43,888

Expenses
Management fee	90,535
Administration fees	11,725
Custodian and accounting fees	12,105
Distribution and services fees—Class B	452,223
Audit and tax services	13,890
Legal	16,734
Trustee fees and expenses	9,699
Other	2,258

Total expenses	609,169
Less expenses reimbursed by the Manager	(66,410)

Net expenses	542,759

Net investment loss	(498,871)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(1,640,072)

Net realized loss on investments	(1,640,072)

Net change in unrealized appreciation on:
Investments	37,875,709

Net change in unrealized appreciation on investments	37,875,709

Net realized and unrealized gain on investments	36,235,637

Net Increase in Net Assets from Operations	$35,736,766

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Met/Franklin Templeton Founding Strategy Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$(498,871)	$5,031,401
Net realized loss on investments and capital gain distributions from Underlying Portfolios	(1,640,072)	(1,630,794)
Net change in unrealized (appreciation) depreciation on investments	37,875,709	(60,000,502)

Net increase (decrease) in net assets resulting from operations	35,736,766	(56,599,895)

Distributions to Shareholders
From net investment income
Class A	—	(6,387)
Class B	—	(5,061,759)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from operations	—	(5,068,146)

Capital Share Transactions
Proceeds from shares sold
Class A	84,048	1,375,975
Class B	202,518,301	345,564,477
Net asset value of shares issued through dividend reinvestment
Class A	—	6,387
Class B	—	5,061,759
Cost of shares repurchased
Class A	(16,291)	(875,826)
Class B	(15,972,005)	(12,787,185)

Net increase in net assets from capital share transactions	186,614,053	338,345,587

Net Increase in Net Assets	222,350,819	276,677,546
Net assets at beginning of period	276,677,546	—

Net assets at end of period	$499,028,365	$276,677,546

Net assets at end of period includes distributions in excess of net investment income	$(498,871)	$—

*	For the period 4/28/08 (Commencement of operations) through 12/31/08.

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

Met/Franklin Templeton Founding Strategy Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$6.97		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	(0.00	)+	0.08
Net Realized/Unrealized Loss on Investments	0.47		(2.97)

Total from Investment Operations	0.47		(2.89)

Less Distributions
Dividends from Net Investment Income	—		(0.14)
Distributions from Net Realized Capital Gains	—		—

Total Distributions	—		(0.14)

Net Asset Value, End of Period	$7.44		$6.97

Total Return	6.74%		(28.92)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)	0.05	%*	0.05%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.09	%*	0.44%*
Ratio of Net Investment Income to Average Net Assets(e)	(0.03	)%*	1.23%*
Portfolio Turnover Rate	1.2%		4.4%
Net Assets, End of Period (in millions)	$0.4		$0.3

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$6.97		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	(0.01)		0.26
Net Realized/Unrealized Loss on Investments	0.47		(3.16)

Total from Investment Operations	0.46		(2.90)

Less Distributions
Dividends from Net Investment Income	—		(0.13)
Distributions from Net Realized Capital Gains	—		—

Total Distributions	—		(0.13)

Net Asset Value, End of Period	$7.43		$6.97

Total Return	6.60%		(28.98)%
Ratio of Expenses to Average Net Assets After Reimbursement(c)	0.30	%*	0.30%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(d)	0.34	%*	0.38%*
Ratio of Net Investment Income to Average Net Assets(e)	(0.28	)%*	4.97%*
Portfolio Turnover Rate	1.2%		4.4%
Net Assets, End of Period (in millions)	$498.6		$276.3

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Met/Franklin Templeton Founding Strategy Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is a “fund of funds” that invests, on a fixed percentage basis, in a combination of the Trust’s portfolios sub-advised by subsidiaries of Franklin Resources, Inc. (collectively, “Franklin Templeton”), which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the “Underlying Portfolios”), each of which is a separate portfolio of the Trust.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$90,535	0.05%	ALL

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class A	Class B	2013	2014

0.05%	0.30%	$85,140	$66,410

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio, attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	47,451	12,493	—	(2,358)	10,135	57,586
04/28/2008-12/31/2008	—	146,028	923	(99,500)	47,451	47,451

Class B

6/30/2009	39,630,768	29,823,024	—	(2,335,949)	27,487,075	67,117,843
04/28/2008-12/31/2008	—	40,466,918	731,468	(1,567,618)	39,630,768	39,630,768

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$190,517,556	$—	$4,345,006

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$521,287,548	$2,357,896	$(24,482,689)	$(22,124,793)

6. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$5,068,146	$—	$5,068,146

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(61,631,296)	$—	$(61,631,296)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk - continued

be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Met/Franklin Income Portfolio*	11,682,057	7,896,936	(352,737)	19,226,256

Met/Franklin Mutual Shares Portfolio*	14,009,063	10,667,791	(24,610)	24,652,244

Met/Templeton Growth Portfolio*	14,230,490	9,782,253	(216,087)	23,796,656

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2009. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Net Realized Gain (Loss) on Investments during the period	Capital Gain Distributions from Affiliates during the period	Income earned from Affiliates during the period	Ending Value

Met/Franklin Income Portfolio	$(810,901)	$—	$—	$165,538,063

Met/Franklin Mutual Shares Portfolio	(89,366)	—	—	164,430,470

Met/Templeton Growth Portfolio	(739,805)	46,717	(2,829)	169,194,222

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

15

Met/Templeton Growth Portfolio	For the period ended 6/30/09
Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had returns of 7.76% and 7.61% for Class A and B Shares, respectively, versus 6.35% for its benchmark, the Morgan Stanley Capital International (MSCI) World® Index.

Market Environment/Conditions

During the six months under review, global equities hit new bear market lows in March before delivering their biggest quarterly rally in more than a decade. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency’s ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period’s final weeks, equity markets moderated as investors appeared to contemplate the rally’s merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. For example, initial U.S. jobless claims fell to their lowest levels in six months during May, but unemployment rose again at the end of the period to 9.5%.1 In Europe, policymakers committed to an easier monetary regime, but the eurozone’s industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.2 In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.3

Portfolio Review/Current Positioning

From a geographic perspective, Asian and emerging markets led Portfolio returns. North American stocks posted strong gains relative to the MSCI World® Index due to stock selection. Developed-market European stocks were relatively out of favor as investors seemed to prefer growth over stability, and stock selection in the region detracted from relative performance.

Strong commodity prices helped the Portfolio’s materials sector investments deliver solid absolute returns during the period; however, we maintained an underweighted position in the sector because our analysis indicated to us that valuations overstated the longer-term, normalized global supply and demand scenario. Our underweighted allocation curtailed the positive impact of sector returns on relative Portfolio performance. Consumer discretionary was another economically sensitive sector that benefited from improving investor confidence in the latter half of the period, and the Portfolio’s overweighted position in the sector boosted relative results. We believed some stocks in the sector offered low valuations, low debt profiles, and high cash balances at a time when the number of competitors continued to decline as the recession took its toll. Although other cyclical sectors like information technology and energy also delivered positive absolute returns during the period, it was the Portfolio’s positioning in the more defensive consumer staples and telecommunication services sectors that delivered the best performance relative to the benchmark. Our underweighted allocation and stock selection in the consumer staples sector was based on what we considered expensive valuations and an uncompelling secular growth profile which contributed to performance in a period of resurgent risk appetite. Lastly, stock selection in the telecommunication services sector, where we favored some companies because we saw them as having a mix of defensive characteristics and growth potential, also benefited relative results.

It is also important to recognize the impact that currency fluctuations had on Portfolio performance. The U.S. dollar strengthened during the first half of the period as investors sought the relative safety of Treasury securities and strategists forecast that the U.S. would lead the global economy out of recession. However, during the second half of the period, emerging market economic prospects improved and investors began to worry about the ongoing stability of the dollar in the face of aggressive and experimental monetary policy. Consequently, the dollar declined, ultimately finishing the six-month period weaker relative to most non-U.S. currencies. The greenback’s fall modestly aided returns for U.S.-dollar investors, whose foreign-currency denominated investments were ultimately worth more dollars once repatriated. Thus, the Portfolio’s performance was positively affected by the Portfolio’s investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Conversely, our overweighted health care sector position hindered performance as investors rotated into more aggressive allocations. However, we continued to hold health care stocks whose multi-decade low valuations, high free cash flow and dividend yields, and favorable earnings growth profiles remained attractive to us. Lastly, financials stocks were one of the period’s biggest relative detractors due to our underweighted position and stock selection.

Team Managed Approach

Lisa F. Myers CFA

Tucker Scott CFA

Cynthia L. Sweeting CFA

Templeton Global Advisors Limited

1. Source: Bureau of Labor Statistics.

2. Source: European Communities Eurostat.

3. Source: People’s Bank of China.

1

Met/Templeton Growth Portfolio	For the period ended 6/30/09
Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary (continued)

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Oracle Corp.	2.59%
Accenture, Ltd.—Class A	2.27%
Microsoft Corp.	2.14%
Amgen, Inc.	2.06%
Sanofi-Aventis	1.86%
Samsung Electronics Co., Ltd.	1.62%
Vodafone Group Plc	1.54%
Comcast Corp.—Special Class A	1.53%
Total S.A.	1.51%
Singapore Telecommunications, Ltd.	1.50%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Met/Templeton Growth Portfolio	For the period ended 6/30/09
Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary (continued)

Met/Templeton Growth Portfolio managed by

Templeton Global Advisors Limited vs. Morgan Stanley Capital International (MSCI) World® Index (net)1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	Since Inception[3]
—	Met/Templeton Growth Portfolio—Class A Class B	7.76% 7.61%	-22.99% -23.17%	-24.80% -24.94%
- -	Morgan Stanley Capital International (MSCI) World® Index (net)[1]	6.35%	-29.50%	-30.11%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Morgan Stanley Capital International (MSCI) World® Index (net) is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Met/Templeton Growth Portfolio

Class A
Actual	0.76%	$1,000.00	$1,077.60	$3.91
Hypothetical	0.76%	1,000.00	1,021.03	3.81

Class B
Actual	1.00%	$1,000.00	$1,076.10	$5.15
Hypothetical	1.00%	1,000.00	1,019.84	5.01

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 90.4%
Aerospace & Defense - 0.7%
BAE Systems Plc	163,170	$910,654
Empresa Brasileira de Aeronautica S.A. (ADR)(a)	21,250	351,900

		1,262,554

Air Freight & Logistics - 2.8%
Deutsche Post AG	97,440	1,272,795
FedEx Corp.(a)	24,230	1,347,672
United Parcel Service, Inc. - Class B(a)	48,410	2,420,016

		5,040,483

Auto Components - 0.6%
Compagnie Generale des Etablissements Michelin - Class B	17,570	1,003,589

Automobiles - 2.9%
Bayerische Motoren Werke (BMW) AG	37,340	1,409,369
Harley-Davidson, Inc.(a)	37,100	601,391
Hyundai Motor Co.	30,423	1,763,310
Toyota Motor Corp.(a)	39,200	1,480,468

		5,254,538

Biotechnology - 2.1%
Amgen, Inc.*(a)	70,670	3,741,270

Capital Markets - 1.2%
Bank of New York Mellon Corp.(a)	40,670	1,192,038
Legg Mason, Inc.(a)	17,170	418,605
UBS AG*	39,420	482,160

		2,092,803

Commercial & Professional Services - 0.6%
Brambles, Ltd.	136,608	653,208
Rentokil Initial Plc	314,470	463,989

		1,117,197

Commercial Banks - 3.8%
DBS Group Holdings, Ltd.	177,500	1,440,799
HSBC Holdings Plc	149,200	1,250,251
ICICI Bank, Ltd. (ADR)(a)	45,550	1,343,725
Intesa Sanpaolo*	353,958	1,146,898
KB Financial Group, Inc.*	19,160	638,105
Mitsubishi UFJ Financial Group, Inc.(a)	55,912	343,363
UniCredito Italiano S.p.A.*	263,814	675,473

		6,838,614

Communications Equipment - 1.5%
Cisco Systems, Inc.*	112,740	2,101,474
Telefonaktiebolaget LM Ericsson	57,291	559,135

		2,660,609

Computers & Peripherals - 0.7%
Lite-On Technology Corp.	840,655	726,703
Seagate Technology(a)	48,780	510,239

		1,236,942

Security Description	Shares	Value

Construction Materials - 0.8%
CRH Plc	63,198	$1,447,061

Consumer Finance - 0.5%
American Express Co.(a)	40,340	937,502

Diversified Financial Services - 1.1%
ING Groep N.V.	99,500	1,000,870
JPMorgan Chase & Co.(a)	31,480	1,073,783

		2,074,653

Diversified Telecommunication Services - 5.8%
AT&T, Inc.	29,610	735,512
China Telecom Corp., Ltd. (ADR)	24,190	1,203,695
France Telecom S.A.	110,720	2,514,058
Singapore Telecommunications, Ltd.	1,321,000	2,726,493
Telefonica S.A.	71,147	1,612,280
Telekom Austria AG	55,330	865,190
Telenor ASA*	101,840	785,083

		10,442,311

Electrical Equipment - 0.2%
Shanghai Electric Group Co., Ltd.	1,002,000	430,392

Electronic Equipment, Instruments & Components - 1.2%
Flextronics International, Ltd.*(a)	196,930	809,382
FUJIFILM Holdings Corp.(a)	17,300	545,249
Tyco Electronics, Ltd.(a)	42,540	790,819

		2,145,450

Energy Equipment & Services - 1.4%
Aker Solutions ASA	31,300	259,686
Halliburton Co.(a)	69,711	1,443,018
SBM Offshore N.V.	46,186	790,653

		2,493,357

Food & Staples Retailing - 0.9%
CVS Caremark Corp.(a)	11,580	369,055
Tesco Plc	208,230	1,213,471

		1,582,526

Food Products - 0.7%
Nestle S.A.	27,630	1,042,500
Premier Foods Plc*	363,444	220,130

		1,262,630

Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp.*	122,760	1,244,786
Covidien Plc	69,040	2,584,858

		3,829,644

Health Care Providers & Services - 0.9%
Quest Diagnostics, Inc.(a)	29,430	1,660,735

Hotels, Restaurants & Leisure - 0.5%
Accor S.A.	15,720	624,734
Compass Group Plc	60,780	342,432

		967,166

See accompanying notes to financial statements

5

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Household Durables - 0.3%
Persimmon Plc	96,050	$554,421

Industrial Conglomerates - 2.8%
General Electric Co.(a)	89,590	1,049,995
Koninklijke (Royal) Philips Electronics N.V.	39,460	729,225
Siemens AG	24,150	1,670,902
Tyco International, Ltd.	65,400	1,699,092

		5,149,214

Insurance - 3.6%
ACE, Ltd.(a)	20,280	896,984
Aviva Plc	301,290	1,702,262
Muenchener Rueckversicherungs-Gesellschaft AG	11,480	1,551,668
Progressive Corp. (The)*(a)	109,140	1,649,105
Standard Life Plc	83,540	255,761
Swiss Re.	10,970	362,847
Torchmark Corp.(a)	4,320	160,013

		6,578,640

Internet & Catalog Retail - 0.5%
Expedia, Inc.*(a)	59,110	893,152

IT Services - 2.6%
Accenture, Ltd. - Class A(a)	122,770	4,107,884
Cap Gemini S.A.	16,440	606,863

		4,714,747

Life Sciences Tools & Services - 0.5%
Lonza Group AG	9,710	964,082

Machinery - 0.2%
GEA Group AG	19,890	301,546

Media - 7.8%
British Sky Broadcasting Group Plc	66,290	497,200
Comcast Corp. - Special Class A(a)	196,590	2,771,919
News Corp. - Class A(a)	280,130	2,551,984
Pearson Plc	98,800	992,223
Reed Elsevier N.V.	45,550	502,035
Time Warner Cable, Inc.(a)	39,596	1,254,005
Time Warner, Inc.(a)	28,936	728,898
Viacom, Inc. - Class B*(a)	39,250	890,975
Vivendi	100,660	2,409,779
Walt Disney Co. (The)(a)	69,180	1,613,969

		14,212,987

Metals & Mining - 1.1%
Alcoa, Inc.(a)	81,760	844,581
POSCO	1,314	435,174
Vale S.A. (ADR)(a)	51,900	796,665

		2,076,420

Multiline Retail - 0.6%
Target Corp.(a)	27,210	1,073,979

Security Description	Shares	Value

Office Electronics - 0.6%
Konica Minolta Holdings, Inc.	97,000	$1,006,915

Oil, Gas & Consumable Fuels - 7.6%
BG Group Plc	55,280	928,642
BP Plc	218,260	1,726,810
Chevron Corp.	8,050	533,313
El Paso Corp.(a)	100,140	924,292
Eni S.p.A.	88,301	2,093,482
Gazprom (ADR)(a)	30,200	611,550
Petroleo Brasileiro S.A. (ADR)	36,200	1,207,632
Repsol YPF S.A.(a)	20,168	451,987
Royal Dutch Shell Plc	64,530	1,628,850
Sasol, Ltd.	8,017	280,588
StatoilHydro ASA	26,010	513,077
Talisman Energy, Inc.	11,500	165,289
Total S.A.	50,610	2,739,486

		13,804,998

Paper & Forest Products - 0.5%
Svenska Cellulosa AB	76,020	798,212
UPM-Kymmene Oyj	9,920	86,404

		884,616

Pharmaceuticals - 10.1%
Abbott Laboratories	21,220	998,189
Bristol-Myers Squibb Co.(a)	55,380	1,124,768
GlaxoSmithKline Plc	147,640	2,599,401
Merck & Co., Inc.(a)	63,380	1,772,104
Merck KGaA	15,280	1,556,855
Novartis AG	47,300	1,921,196
Pfizer, Inc.(a)	154,040	2,310,600
Roche Holdings AG	18,790	2,555,650
Sanofi-Aventis	57,470	3,377,832

		18,216,595

Professional Services - 1.2%
Adecco S.A.	24,890	1,039,133
Randstad Holding N.V.*	41,400	1,148,483

		2,187,616

Real Estate Management & Development - 1.3%
Cheung Kong Holdings, Ltd.	94,000	1,075,217
Swire Pacific, Ltd.	128,500	1,279,800

		2,355,017

Semiconductors & Semiconductor Equipment - 2.8%
Samsung Electronics Co., Ltd.	6,328	2,930,642
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	234,816	2,209,619

		5,140,261

See accompanying notes to financial statements

6

Met Investors Series Trust

Met/Templeton Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Software - 6.8%
Check Point Software Technologies, Ltd.*(a)	28,660	$672,650
Microsoft Corp.	163,050	3,875,699
Nintendo Co., Ltd.(a)	3,338	917,726
Oracle Corp.	219,200	4,695,264
SAP AG	54,690	2,203,538

		12,364,877

Specialty Retail - 2.8%
Chico’s FAS, Inc.*(a)	101,960	992,071
Home Depot, Inc. (The)(a)	42,870	1,013,018
Industria de Diseno Textil S.A.	21,560	1,035,490
Kingfisher Plc	436,950	1,280,715
USS Co., Ltd.	15,990	819,622

		5,140,916

Trading Companies & Distributors - 0.8%
Wolseley Plc*	77,436	1,480,115

Wireless Telecommunication Services - 2.9%
Sprint Nextel Corp.*(a)	294,350	1,415,823
Turkcell Iletisim Hizmetleri A.S. (ADR)(a)	71,480	990,713
Vodafone Group Plc	1,446,650	2,795,825

		5,202,361

Total Common Stocks (Cost $169,732,752)		163,825,501

Security Description	Shares/Par Amount	Value

Short-Term Investments - 28.6%
Mutual Funds - 18.9%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	34,189,810	$34,189,810

Repurchase Agreement - 9.7%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $17,609,005 on 07/01/09 collateralized by $17,875,000 FNMA at 1.722% due 05/10/11 with a value of $17,964,375.	$17,609,000	17,609,000

Total Short-Term Investments (Cost $51,798,810)		51,798,810

TOTAL INVESTMENTS - 119.0% (Cost $221,531,562)		215,624,311

Other Assets and Liabilities (net) - (19.0)%		(34,448,719)

NET ASSETS - 100.0%		$181,175,592

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

7

Met Investors Series Trust

Met/Templeton Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$351,900	$910,654	$—	$1,262,554
Air Freight & Logistics	3,767,688	1,272,795	—	5,040,483
Auto Components	—	1,003,589	—	1,003,589
Automobiles	601,391	4,653,147	—	5,254,538
Biotechnology	3,741,270	—	—	3,741,270
Capital Markets	1,610,643	482,160	—	2,092,803
Commercial & Professional Services	—	1,117,197	—	1,117,197
Commercial Banks	1,343,725	5,494,889	—	6,838,614
Communications Equipment	2,101,474	559,135	—	2,660,609
Computers & Peripherals	510,239	726,703	—	1,236,942
Construction Materials	—	1,447,061	—	1,447,061
Consumer Finance	937,502	—	—	937,502
Diversified Financial Services	1,073,783	1,000,870	—	2,074,653
Diversified Telecommunication Services	1,939,207	8,503,104	—	10,442,311
Electrical Equipment	—	430,392	—	430,392
Electronic Equipment, Instruments & Components	1,600,201	545,249	—	2,145,450
Energy Equipment & Services	1,443,018	1,050,339	—	2,493,357
Food & Staples Retailing	369,055	1,213,471	—	1,582,526
Food Products	—	1,262,630	—	1,262,630
Health Care Equipment & Supplies	3,829,644	—	—	3,829,644
Health Care Providers & Services	1,660,735	—	—	1,660,735
Hotels, Restaurants & Leisure	—	967,166	—	967,166
Household Durables	—	554,421	—	554,421
Industrial Conglomerates	2,749,087	2,400,127	—	5,149,214
Insurance	2,706,102	3,872,538	—	6,578,640
Internet & Catalog Retail	893,152	—	—	893,152
IT Services	4,107,884	606,863	—	4,714,747
Life Sciences Tools & Services	—	964,082	—	964,082
Machinery	—	301,546	—	301,546
Media	9,811,750	4,401,237	—	14,212,987
Metals & Mining	1,641,246	435,174	—	2,076,420
Multiline Retail	1,073,979	—	—	1,073,979

See accompanying notes to financial statements

8

Met Investors Series Trust

Met/Templeton Growth Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Office Electronics	$—	$1,006,915	$—	$1,006,915
Oil, Gas & Consumable Fuels	3,442,076	10,362,922	—	13,804,998
Paper & Forest Products	—	884,616	—	884,616
Pharmaceuticals	6,205,661	12,010,934	—	18,216,595
Professional Services	—	2,187,616	—	2,187,616
Real Estate Management & Development	—	2,355,017	—	2,355,017
Semiconductors & Semiconductor Equipment	2,209,619	2,930,642	—	5,140,261
Software	9,243,613	3,121,264	—	12,364,877
Specialty Retail	2,005,089	3,135,827	—	5,140,916
Trading Companies & Distributors	—	1,480,115	—	1,480,115
Wireless Telecommunication Services	2,406,536	2,795,825	—	5,202,361
Total Common Stocks	75,377,269	88,448,232	—	163,825,501
Short-Term Investments
Mutual Funds	34,189,810	—	—	34,189,810
Repurchase Agreement	—	17,609,000	—	17,609,000
Total Short-Term Investments	34,189,810	17,609,000	—	51,798,810
TOTAL INVESTMENTS	$109,567,079	$106,057,232	$—	$215,624,311

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Met/Templeton Growth Portfolio
Assets
Investments, at value (a)(b)	$198,015,311
Repurchase Agreement	17,609,000
Cash	501
Cash denominated in foreign currencies (c)	384,818
Receivable for Trust shares sold	92,363
Dividends receivable	362,096
Interest receivable	6

Total assets	216,464,095

Liabilities
Payables for:
Investments purchased	953,373
Trust shares redeemed	3,746
Distribution and services fees—Class B	2,309
Collateral for securities on loan	34,189,810
Management fee	97,481
Administration fee	1,163
Custodian and accounting fees	8,373
Deferred trustee fees	3,427
Accrued expenses	28,821

Total liabilities	35,288,503

Net Assets	$181,175,592

Net Assets Represented by
Paid in surplus	$189,765,372
Accumulated net realized loss	(4,547,381)
Unrealized depreciation on investments and foreign currency	(5,901,076)
Undistributed net investment income	1,858,677

Total	$181,175,592

Net Assets
Class A	$169,468,379

Class B	11,707,213

Capital Shares Outstanding
Class A	23,828,159

Class B	1,649,251

Net Asset Value and Offering Price Per Share
Class A	$7.11

Class B	7.10

(a) Investments at cost, excluding repurchase agreement	$203,922,562
(b) Includes cash collateral for securities loaned of	34,189,810
(c) Cost of cash denominated in foreign currencies	386,588

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Met/Templeton Growth Portfolio
Investment Income
Dividends (1)	$2,359,424
Interest	1,143

Total investment income	2,360,567

Expenses
Management fee	452,197
Administration fees	6,903
Custodian and accounting fees	39,901
Distribution and services fees—Class B	9,383
Audit and tax services	25,693
Legal	16,734
Trustee fees and expenses	9,299
Shareholder reporting	2,607
Insurance	272
Other	2,506

Total expenses	565,495

Less management fee waiver	(12,145)
Less expenses reimbursed by the Manager	(52,489)

Net expenses	500,861

Net investment income	1,859,706

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(2,528,601)
Foreign currency	(99,487)

Net realized loss on investments and foreign currency	(2,628,088)

Net change in unrealized appreciation (depreciation) on:
Investments	16,379,783
Foreign currency	(6,371)

Net change in unrealized appreciation on investments and foreign currency	16,373,412

Net realized and unrealized gain on investments and foreign currency	13,745,324

Net Increase in Net Assets from Operations	$15,605,030

(1) Dividend income is net of foreign withholding taxes of:	$169,336

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Met/Templeton Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,859,706	$511,379
Net realized loss on investments and foreign currency	(2,628,088)	(1,837,966)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	16,373,412	(22,274,488)

Net increase (decrease) in net assets resulting from operations	15,605,030	(23,601,075)

Distributions to Shareholders
From net investment income
Class A	(43,955)	(524,599)
Class B	(2,762)	(22,866)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(46,717)	(547,465)

Capital Share Transactions
Proceeds from shares sold
Class A	62,291,946	119,440,791
Class B	6,299,233	6,230,487
Net asset value of shares issued through dividend reinvestment
Class A	43,955	524,599
Class B	2,762	22,866
Cost of shares repurchased
Class A	(1,450,687)	(2,714,570)
Class B	(458,624)	(466,939)

Net increase in net assets from capital share transactions	66,728,585	123,037,234

Net Increase in Net Assets	82,286,898	98,888,694
Net assets at beginning of period	98,888,694	—

Net assets at end of period	$181,175,592	$98,888,694

Net assets at end of period includes undistributed net investment income	$1,858,677	$45,688

*	For the period 4/28/2008 (Commencement of operations) through 12/31/2008.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

Met/Templeton Growth Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$6.60		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09		0.07
Net Realized/Unrealized Loss on Investments	0.42		(3.43)

Total from Investment Operations	0.51		(3.36)

Less Distributions
Dividends from Net Investment Income	(0.00	)+	(0.04)
Distributions from Net Realized Capital Gains	—		—

Total Distributions	(0.00	)+	(0.04)

Net Asset Value, End of Period	$7.11		$6.60

Total Return	7.76%		(33.62)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.76	%*	0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.86	%*	1.27%*
Ratio of Net Investment Income to Average Net Assets	2.87	%*	1.41%*
Portfolio Turnover Rate	2.1%		2.7%
Net Assets, End of Period (in millions)	$169.5		$94.1

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$6.60		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09		0.06
Net Realized/Unrealized Loss on Investments	0.41		(3.43)

Total from Investment Operations	0.50		(3.37)

Less Distributions
Dividends from Net Investment Income	(0.00	)+	(0.03)
Distributions from Net Realized Capital Gains	—		—

Total Distributions	(0.00	)+	(0.03)

Net Asset Value, End of Period	$7.10		$6.60

Total Return	7.61%		(33.67)%
Ratio of Expenses to Average Net Assets After Reimbursement	1.00	%*	1.05%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.10	%*	1.54%*
Ratio of Net Investment Income to Average Net Assets	2.65	%*	1.11%*
Portfolio Turnover Rate	2.1%		2.7%
Net Assets, End of Period (in millions)	$11.7		$4.8

*	Annualized
+	Rounds to less than 0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/08.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Met/Templeton Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$1,077,426	$1,077,426

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Templeton Global Advisors Limited (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$452,197	0.700%	First $100 Million

	0.680%	$100 Million to $250 Million

	0.670%	$250 Million to $500 Million

	0.660%	$500 Million to $750 Million

	0.650%	Over $750 Million

The advisory fee the Manager pays to the Adviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Adviser and/or its affiliates.

The Manager has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the advisory fee were also applied for purposes of calculating the management fee. During the period ended June 30, 2009, the Manager voluntarily waived 0.1% in management fees otherwise chargeable to the Portfolio.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009
		Subject to repayment until December 31,
Class A	Class B	2013	2014

0.80%	1.05%	$166,824	$52,489

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

The amount waived and expenses reimbursed for the period ended June 30, 2009 are shown as a management fee waiver and expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	14,243,129	9,797,183	6,932	(219,085)	9,585,030	23,828,159
4/28/2008-12/31/2008	—	14,476,215	81,333	(314,419)	14,243,129	14,243,129

Class B

6/30/2009	731,289	991,145	436	(73,619)	917,962	1,649,251
4/28/2008-12/31/2008	—	788,942	3,545	(61,198)	731,289	731,289

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$66,061,368	$—	$2,347,025

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$221,531,562	$7,940,881	$(13,848,132)	$(5,907,251)

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$33,261,021	$34,189,810	$—	$34,189,810

* The Portfolio cannot replace or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
2008	2008	2008

$547,465	$—	$547,465

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards and Deferrals	Total

$46,706	$—	$(22,368,695)	$(1,826,103)	$(24,148,092)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Met/Templeton International Bond Portfolio	For the period ended 6/30/09

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary

Performance

During the period since the Portfolio’s inception on May 1, 2009, through June 30, 2009, the Portfolio had a return of 0.60% for each of its Class A and B Shares, versus 4.79% for its benchmark, the Citigroup World Government Bond ex-U.S. Index.

Market Environment/Conditions

Global bond markets generated mixed, though generally positive performance in May and June driven by most currencies’ strengthening against the U.S. dollar. Currencies and credit spreads benefited from the increasingly held belief that the worst of the financial crisis was over. This, however, caused yields to rise in many countries as bond markets priced in a quicker end to the recession and, consequently, earlier interest rate hikes than many previously expected. Furthermore, stabilizing economic activity lessened fears of a deflationary environment developing where interest rates would have to be kept at historical lows for a prolonged period. In addition to improved risk appetite, currencies benefited during the period from concerns regarding the U.S. dollar. These centered around the possibility of a credit rating downgrade for the U.S. federal government or the dollar’s losing its status as the primary international reserve currency. Investors feared that expected large fiscal deficits and monetary expansion in the U.S. may put upward pressure on bond yields. In addition, China discussed denominating bilateral trade in yuan with several key trade partners, and the International Monetary Fund considered issuing bonds.

Portfolio Review/Current Positioning

During the period, the Portfolio benefited from its sovereign credit exposure; however, its interest rate and currency exposure detracted from relative performance. The Portfolio benefited from exposures to the Brazilian real, Mexican peso, Russian ruble, Indonesian rupiah and Chilean peso. Conversely, the Portfolio’s net negative positions in the New Zealand dollar and Singapore dollar hampered results. The Portfolio’s net negative euro position also detracted as the euro appreciated against the U.S. dollar, Japanese yen, and Swedish krona, although the portion against the Polish zloty mitigated this underperformance somewhat. The Portfolio’s sovereign credit exposure generated strong returns led by Argentina, Iraq and Russia. Among interest rate positions, duration exposures to Brazil and Indonesia contributed to performance but were offset by exposures to Mexico and being underweighted in Japan.

Michael Hasenstab, Ph.D.

Portfolio Manager

Franklin Advisers, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Sweden Government (5.250%, due 03/15/11)	6.81%
Russia-Eurobonds (7.500%, due 03/31/30)	4.83%
Sweden Government (4.000%, due 12/01/09)	4.37%
France Government Bond OAT (4.250%, due 04/25/19)	3.51%
Bundesrepublik Deutschland (3.750%, due 01/04/19)	3.45%
Indonesia Government (10.000%, due 09/15/24)	3.19%
Poland Government Bond (5.750%, due 04/25/14)	3.04%
Province of Ontario (6.250%, due 06/16/15)	2.96%
Mexican Bonos (8.000%, due 12/07/23)	2.95%
Mexican Bonos (7.750%, due 12/14/17)	2.93%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

1

Met/Templeton International Bond Portfolio	For the period ended 6/30/09

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary (continued)

Met/Templeton International Bond Portfolio managed by

Franklin Advisers, Inc. vs. Citigroup World Government Bond Index (“WGBI”) ex U.S.1

Growth Based on $10,000+

		Cumulative Return[2] (for the period ended 6/30/09)
		Since Inception[3]
—	Met/Templeton International Bond Portfolio—Class A	0.60%
	Class B	0.60%
- -	Citigroup World Government Bond Index (“WGBI”) ex U.S.[1]	4.79%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Citigroup World Government Bond Index (“WGBI”) ex U.S. is market capitalization weighted and tracks total returns of government bonds in 21 countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI.

2“Cumulative Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class B and Class E shares is 5/1/09. Index returns are based on an inception date of 5/1/09.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

2

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 (Commencement of operations) through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 5/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 5/1/09-6/30/09

Met/Templeton International Bond Portfolio

Class A
Actual	0.81%	$1,000.00	$1,000.00	$1.35
Hypothetical	0.81%	1,000.00	1,007.00	1.36

Class B
Actual	1.19%	$1,000.00	$1,000.00	$1.99
Hypothetical	1.19%	1,000.00	1,006.37	2.00

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, divided by 365 (to reflect the two month period.)

3

Met Investors Series Trust

Met/Templeton International Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.3%
Tulare, CA Sewer Revenue Bonds Build America, FSA 8.750%, due 11/15/44 (Cost - $1,532,838)	$1,585,000	$1,571,020

Corporate Bond & Note - 0.5%
Commercial Banks - 0.5%
Export-Import Bank of Korea 8.125%, due 01/21/14 (Cost - $2,345,090)	2,200,000	2,410,483

Foreign Bonds & Debt Securities - 37.4%
Argentina - 2.2%
Argentina Bonos 1.683%, due 08/03/12	44,400,000	10,822,500

Australia - 5.3%
New South Wales Treasury Corp. 5.500%, due 03/01/17	12,800,000	9,911,704
Queensland Treasury Corp. 6.000%, due 06/14/11-09/14/17	18,400,000	14,849,713
7.125%, due 09/18/17	2,330,000	1,559,704

		26,321,121

Canada - 3.0%
Province of Ontario 6.250%, due 06/16/15	23,250,000	14,680,567

France - 3.5%
France Government Bond OAT 4.250%, due 04/25/19	11,900,000	17,379,942

Germany - 3.4%
Bundesrepublik Deutschland 3.750%, due 01/04/19	11,800,000	17,105,746

Multi-National - 2.0%
Corp. Andina De Fomento 8.125%, due 06/04/19	3,700,000	3,933,500
Inter-American Development Bank 6.250%, due 06/22/16	9,300,000	6,010,185

		9,943,685

Russia - 4.8%
Russia-Eurobonds 7.500%, due 03/31/30 (144A)(a)(b)	24,192,000	23,919,840

South Africa - 0.5%
Republic of South Africa 4.500%, due 04/05/16	2,000,000	2,547,433

South Korea - 0.5%
Korea Development Bank 8.000%, due 01/23/14	2,200,000	2,387,924

Security Description	Par Amount	Value

Sweden - 11.2%
Sweden Government 5.250%, due 03/15/11	$244,000,000	$33,734,851
4.000%, due 12/01/09	165,000,000	21,655,487

		55,390,338

United Arab Emirates - 1.0%
Emirate of Abu Dhabi 6.750%, due 04/08/19 (144A)(a)	4,600,000	4,768,576

Total Foreign Bonds & Debt Securities (Cost $177,160,027)		185,267,672

Foreign Bonds & Debt Securities - Emerging Markets - 38.3%
Sovereign - 38.3%
Brazil Notas do Tesouro Nacional, Series B 6.000%, due 05/15/15- 05/15/45	1,989,500	17,878,061
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/12	1,158,500	6,043,710
Hungary Government International Bond 3.875%, due 02/24/20	6,510,000	7,024,021
Indonesia Government 12.800%, due 06/15/21	93,010,000,000	9,979,556
10.000%, due 09/15/24-02/15/28	279,030,000,000	23,448,454
Mexican Bonos 7.750%, due 12/14/17	195,000,000	14,507,338
8.000%, due 12/07/23	200,000,000	14,621,943
10.000%, due 12/05/24-11/20/36	330,000,000	28,101,099
Peru Government Bond 8.600%, due 08/12/17	5,700,000	2,266,749
Poland Government Bond 5.750%, due 04/25/14	48,000,000	15,056,809
6.250%, due 10/24/15	45,000,000	14,334,557
Qatar Government International Bond 6.550%, due 04/09/19 (144A)(a)	4,550,000	4,680,813
Republic of Hungary 5.750%, due 06/11/18	4,650,000	6,053,885
Republic of Iraq 5.800%, due 01/15/28	4,200,000	2,761,500
Republic of Korea 7.125%, due 04/16/19	4,600,000	4,970,617
South Africa Government International Bond 5.250%, due 05/16/13	1,800,000	2,557,668
6.875%, due 05/27/19	7,970,000	8,219,062

See accompanying notes to financial statements

4

Met Investors Series Trust

Met/Templeton International Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Sovereign - continued
Venezuela Government International Bond 5.375%, due 08/07/10	$6,500,000	$6,077,500
10.750%, due 09/19/13	1,710,000	1,419,300

		190,002,642

Total Foreign Bonds & Debt Securites - Emerging Markets (Cost $188,555,833)		190,002,642

Short-Term Investment - 27.9%
Discount Notes - 27.9%
Federal Home Loan Bank 0.010%, due 07/01/09 (Cost - $138,325,000)	138,325,000	138,325,000

TOTAL INVESTMENTS - 104.4% (Cost $507,918,788)		517,576,817

Other Assets and Liabilities (net) - (4.4)%		(22,041,226)

NET ASSETS - 100.0%		$495,535,591

Portfolio Footnotes:

(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $33,369,229 of net assets.
(b)	Private Placement.

FHLB - Federal Home Loan Bank

FSA - Financial Security Assurance, Inc.

The following table summarizes the credit composition of the portfolio holdings of the Met/Templeton International Bond Portfolio at June 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	28.31%
AA	10.69
A	26.45
BBB	13.87
BB	10.92
B	2.85
Other	6.91

Total:	100.00%

See accompanying notes to financial statements

5

Met Investors Series Trust

Met/Templeton International Bond Portfolio

The following table summarizes the sector diversification of the portfolio holdings of the Met/Templeton International Bond Portfolio at June 30, 2009.

Industries as of June 30, 2009 (Unaudited)

Industry	Percent of Total Net Assets
Global Government Investment Grade	58.0%
Global Government High Yield	15.8%
Foreign Corporate Investment Grade	2.7%

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipals
California	$—	$1,571,020	$—	$1,571,020
Corporate Bond & Note
Commercial Banks	—	2,410,483	—	2,410,483
Foreign Bonds & Debt Securities
Argentina	—	10,822,500	—	10,822,500
Australia	—	26,321,121	—	26,321,121
Canada	—	14,680,567	—	14,680,567
France	—	17,379,942	—	17,379,942
Germany	—	17,105,746	—	17,105,746
Multi-National	—	9,943,685	—	9,943,685
Russia	—	23,919,840	—	23,919,840
South Africa	—	2,547,433	—	2,547,433
South Korea	—	2,387,924	—	2,387,924
Sweden	—	55,390,338	—	55,390,338
United Arab Emirates	—	4,768,576	—	4,768,576
Total Foreign Bonds & Debt Securities	—	185,267,672	—	185,267,672
Foreign Bonds & Debt Securities—Emerging Markets Sovereign	—	190,002,642	—	190,002,642
Total Foreign Bonds & Debt Securities—Emerging Markets	—	190,002,642	—	190,002,642
Short-Term Investments
Discount Notes	—	138,325,000	—	138,325,000
TOTAL INVESTMENTS	$—	$517,576,817	$—	$517,576,817
Forward Contracts
Forward Currency Contracts	$—	$(10,776,257)	$—	$(10,776,257)

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Met/Templeton International Bond Portfolio
Assets
Investments, at value (a)	$517,576,817
Cash	52,765
Cash denominated in foreign currencies (b)	3,846
Receivable for investments sold	8,338,354
Receivable for Trust shares sold	170,138
Dividends receivable	149,496
Interest receivable	5,054,726
Unrealized appreciation on forward currency contracts	4,603,303

Total assets	535,949,445

Liabilities
Payables for:
Investments purchased	24,683,528
Trust shares redeemed	6,615
Unrealized depreciation on forward currency contracts	15,379,560
Distribution and services fees—Class B	30
Management fee	241,022
Administration fee	3,218
Custodian and accounting fees	79,511
Deferred trustee fees	1,803
Accrued expenses	18,567

Total liabilities	40,413,854

Net Assets	$495,535,591

Net Assets Represented by
Paid in surplus	$492,562,859
Accumulated net realized gain	665,225
Unrealized depreciation on investments and foreign currency	(1,076,251)
Undistributed net investment income	3,383,758

Total	$495,535,591

Net Assets
Class A	$495,242,261

Class B	293,330

Capital Shares Outstanding
Class A	49,225,782

Class B	29,165

Net Asset Value and Offering Price Per Share
Class A	$10.06

Class B	10.06

(a) Investments at cost	$507,918,788
(b) Cost of cash denominated in foreign currencies	3,775

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Period May 1, 2009* to June 30, 2009

Met/Templeton International Bond Portfolio
Investment Income
Interest	$4,028,038

Total investment income	4,028,038

Expenses
Management fee	478,471
Administration fees	6,523
Custodian and accounting fees	89,511
Distribution and services fees—Class B	33
Audit and tax services	12,449
Legal	44,519
Trustee fees and expenses	3,337
Shareholder reporting	8,092
Insurance	299
Organizational expense	51
Other	995

Total expenses	644,280

Net investment income	3,383,758

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on:
Investments	108,013
Foreign currency	557,212

Net realized gain on investments and foreign currency	665,225

Net change in unrealized appreciation (depreciation) on:
Investments	9,658,029
Foreign currency	(10,734,280)

Net change in unrealized depreciation on investments and foreign currency	(1,076,251)

Net realized and unrealized loss on investments and foreign currency	(411,026)

Net Increase in Net Assets from Operations	$2,972,732

*	Commencement of operations

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

Met/Templeton International Bond Portfolio
Period Ended June 30, 2009* (Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,383,758
Net realized gain on investments and foreign currency	665,225
Net change in unrealized depreciation on investments and foreign currency	(1,076,251)

Net increase in net assets resulting from operations	2,972,732

Distributions to Shareholders
From net investment income
Class A	—
Class B	—
From net realized gains
Class A	—
Class B	—

Net decrease in net assets resulting from distributions	—

Capital Share Transactions
Proceeds from shares sold
Class A	493,278,350
Class B	304,551
Net asset value of shares issued through dividend reinvestment
Class A	—
Class B	—
Cost of shares repurchased
Class A	(1,006,917)
Class B	(13,125)

Net increase in net assets from capital share transactions	492,562,859

Net Increase in Net Assets	495,535,591
Net assets at beginning of Period	—

Net assets at end of Period	$495,535,591

Net assets at end of period includes undistributed net investment income	$3,383,758

*	For the period 5/1/2009 (Commencement of operations) through 6/30/2009.

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

Met/Templeton International Bond Portfolio	Class A
	For the Period Ended June 30, 2009(b) (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.07
Net Realized/Unrealized Loss on Investments	(0.01)

Total from Investment Operations	0.06

Less Distributions
Dividends from Net Investment Income	—
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$10.06

Total Return	0.60%
Ratio of Expenses to Average Net Assets After Reimbursement	0.81	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.81	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.24	%*
Portfolio Turnover Rate	3.7%
Net Assets, End of Period (in millions)	$495.2

	Class B
	For the Period Ended June 30, 2009(b) (Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.08
Net Realized/Unrealized Loss on Investments	(0.02)

Total from Investment Operations	0.06

Less Distributions
Dividends from Net Investment Income	—
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$10.06

Total Return	0.60%
Ratio of Expenses to Average Net Assets After Reimbursement	1.19	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.19	%*
Ratio of Net Investment Loss to Average Net Assets	4.62	%*
Portfolio Turnover Rate	3.7%
Net Assets, End of Period (in millions)	$0.3

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—5/1/2009.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Met/Templeton International Bond Portfolio (the “Portfolio”) (commenced operations on May 1, 2009), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

G. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

H. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts. At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No. 133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts	$4,603,303	Unrealized depreciation on forward currency contracts	$(15,379,560)

Total		$4,603,303		$(15,379,560)

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133
Location	Foreign Exchange Contracts

Statement of Operations—Realized Gain (Loss)

Foreign Currency	$498,421

Total	$498,421

Location	Foreign Exchange Contracts

Statement of Operations—Change in Unrealized Gain (Loss)

Foreign Currency	$(10,776,257)

Total	$(10,776,257)

I. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to change in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Franklin Advisers, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$478,471	0.60%	All

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B

1.00%	1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

5/1/2009-6/30/2009	—	49,326,312	—	(100,530)	49,225,782	49,225,782

Class B

5/1/2009-6/30/2009	—	30,475	—	(1,310)	29,165	29,165

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases			Sales
	Foreign			Foreign
U.S. Government	Government	Non-Government	U.S. Government	Government	Non-Government

$—	$355,791,085	$36,171,385	$—	$18,103,625	$—

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$507,918,788	$13,136,905	$(3,478,876)	$9,658,029

Forward Foreign Currency Contracts to Buy:

Settlement Date	Contracts to Buy	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

5/7/2010	8,066,295,000 CLP	$15,224,256	$14,220,000	$1,004,256

5/7/2010	8,126,730,000 CLP	15,338,320	14,220,000	1,118,320

5/7/2010	158,947,880 CNY	23,459,226	23,660,000	(200,774)

5/10/2010	159,770,200 CNY	23,583,054	23,740,000	(156,946)

5/7/2010	590,148,000 INR	12,069,925	11,640,000	429,925

5/10/2010	609,271,200 INR	12,458,911	12,060,000	398,911

8/10/2009	1,168,200,000 JPY	12,120,074	11,784,525	335,549

8/10/2009	1,166,297,250 JPY	12,100,334	11,806,421	293,913

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions - continued

Settlement Date	Contracts to Buy	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

5/7/2010	50,068,620 MYR	$14,151,491	$14,220,000	$(68,509)

5/10/2010	50,424,120 MYR	14,251,765	14,220,000	31,765

6/4/2010	99,141,840 MYR	28,017,862	28,440,000	(422,138)

6/2/2010	39,200,000 PLN	12,086,642	12,277,625	(190,983)

11/6/2009	404,914,500 RUB	12,542,464	11,850,000	692,464

6/28/2010	22,382,000 SEK	2,896,590	2,819,211	77,379

6/29/2010	16,252,000 SEK	2,103,277	2070582	32,695

				$3,375,827

Forward Foreign Currency Contracts to Sell:

Settlement Date	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

5/7/2010	25,915,245 AUD	$20,403,977	$18,813,172	$(1,590,805)

8/10/2009	8,850,000 EUR	12,407,536	11,784,525	(623,011)

8/10/2009	8,850,000 EUR	12,407,537	11,806,421	(601,116)

1/4/2010	15,484,300 EUR	21,701,394	21,712,860	11,466

5/7/2010	44,852,000 EUR	62,874,203	59,950,529	(2,923,674)

5/10/2010	8,138,999 EUR	11,409,476	10,834,635	(574,841)

6/28/2010	2,012,263 EUR	2,821,277	2,819,211	(2,066)

6/29/2010	1,466,655 EUR	2,056,318	2,070,582	14,264

7/2/2010	8,641,023 EUR	12,115,228	12,277,624	162,396

8/7/2009	55,406,301 NZD	35,626,154	31,760,000	(3,866,154)

8/7/2009	980,322 NZD	630,345	560,715	(69,630)

8/7/2009	964,786 NZD	620,356	560,715	(59,641)

8/7/2009	975,918 NZD	627,514	560,715	(66,799)

8/10/2009	483,358 NZD	310,739	280,357	(30,382)

8/11/2009	483,121 NZD	310,567	280,357	(30,210)

8/12/2009	4,553,540 NZD	2,926,999	2,683,629	(243,370)

8/24/2009	4,449,491 NZD	2,857,963	2,683,755	(174,208)

8/26/2009	4,428,000 NZD	2,843,802	2,677,744	(166,058)

11/30/2009	4,366,392 NZD	2,787,922	2,683,755	(104,167)

12/2/2009	3,309,084 NZD	2,112,586	2,012,817	(99,769)

12/2/2009	1,092,002 NZD	697,156	675,370	(21,786)

5/10/2009	26,225,202 NZD	16,588,949	14,903,782	(1,685,167)

5/11/2010	10,205,417 NZD	6,455,135	5,936,491	(518,644)

2/8/2010	35,059,410 SGD	24,197,774	23,700,000	(497,774)

5/7/2010	34,905,360 SGD	24,090,938	23,700,000	(390,938)

				$(14,152,084.00)

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions - continued

AUD - Australian Dollar

CLP - Chilean Peso

CNY - China Yuan Renminbi

EUR - Euro Dollar

INR - Indian Rupee

JPY - Japanese Yen

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

8. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

9. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO

BOARD OF TRUSTEES’ CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 10-11, 2009, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Disinterested Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s management agreement (the “Management Agreement”) with Met Investors Advisory LLC (now known as MetLife Advisers, LLC) (the “Manager”) and the advisory agreement (the “Advisory Agreement”, and collectively with the Management Agreement, the “Agreements”) between the Manager and Franklin Advisers, Inc. (the “Adviser”) for the Met/Templeton International Bond Portfolio (the “Portfolio”).

In considering the Agreements, the Board reviewed a variety of materials provided by the Manager and the Adviser relating to the Portfolio, the Manager and the Adviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services to be provided by the Manager and the Adviser under their respective Agreements. The Disinterested Trustees also assessed a report provided by an independent consultant, who reviewed and provided analyses regarding fees and expenses as more fully discussed below.

The Disinterested Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Disinterested Trustees also received a memorandum from Trust counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Disinterested Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Management Agreement with the Manager and the Advisory Agreement with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Manager and the Adviser; (2) the performance of a comparable fund managed by the Adviser as compared to a peer group and an appropriate index; (3) the Manager’s and the Adviser’s personnel and operations; (4) the financial condition of the Manager and of the Adviser; (5) the level and method of computing the Portfolio’s management and advisory fees; (6) the anticipated profitability of the Manager, the Adviser and their affiliates from their relationship with the Portfolio; (7) any “fall-out” benefits to the Manager, the Adviser and their affiliates (i.e., ancillary benefits realized by the Manager, the Adviser or their affiliates from the Manager’s or Adviser’s relationship with the Trust); (8) the anticipated effect of growth in size on the Portfolio’s performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Manager’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Manager to the Portfolio, the Board took into account the extensive responsibilities that the Manager would have as investment manager to the Portfolio, including the selection of the Adviser for the Portfolio and oversight of the Adviser’s compliance with portfolio policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; oversight of general portfolio compliance with federal and state laws; and the implementation of Board directives as they relate to the Portfolio. The Manager’s role in coordinating the activities of the Portfolio’s other service providers was also considered. The Board also evaluated the expertise and performance of the personnel who would oversee the Adviser and compliance with the Portfolio’s investment restrictions, tax and other requirements. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports. The Board also took into consideration the quality of the services the Manager provided to other portfolios of the Trust.

The Board also recognized the Manager’s reputation and long-standing experience in serving as an investment manager to the Trust, and considered the anticipated benefit to shareholders of investing in a portfolio that is part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Manager and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolio.

With respect to the services to be provided by the Adviser, the Board considered information provided to the Board by the Adviser, including the Adviser’s Form ADV. The Board considered the Adviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Adviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Adviser’s investment and compliance personnel who would provide services to the Portfolio. The Board also considered, among other things, the Adviser’s compliance program and any disciplinary history. The Board noted the Adviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliorative actions undertaken, as appropriate. The Board also noted that the Trust’s CCO and his staff would conduct regular, periodic compliance reviews of the Adviser and present reports to the Disinterested Trustees regarding the same, which would include evaluating the regulatory compliance system of the Adviser and procedures reasonably designed by the Adviser to assure compliance with federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing and proxy voting procedures, among others. The Board also took into account the financial condition of the Adviser. The Board also took into consideration the quality of the services the Adviser and its affiliates provided to other portfolios of the Trust.

The Board considered the Adviser’s investment process and philosophy. The Board took into account that the Adviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Adviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

18

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Manager and by the Adviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolio.

Performance. The Board considered the performance record of a fund managed by the Adviser that had an investment objective and investment strategy similar to those the Adviser intended to use in managing the Portfolio (the “Comparable Fund”). Among other data relating specifically to the Comparable Fund, the Board considered that the Comparable Fund outperformed the median of its peer group for the one-, three-, five-, and ten-year periods ended December 31, 2008. The Board also considered that the Comparable Fund outperformed its benchmark, the Citigroup World Government Bond Index ex U.S., for the three-, five- and ten-year periods ended December 31, 2008 and underperformed its benchmark for the one-year period. The Board concluded that the Comparable Fund’s performance was satisfactory.

Fees and expenses. The Board gave substantial consideration to the proposed management fee payable under the Management Agreement and the proposed advisory fee payable under the Advisory Agreement with respect to the Portfolio. The Board, with the assistance of Bobroff Consulting, Inc., an independent third party consultant (“Bobroff”), also examined the fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds. In addition, the Board considered the Portfolio’s proposed management fee and total expenses as compared to similarly situated investment companies underlying variable insurance products deemed to be comparable to the Portfolio as determined by Bobroff.

The Board considered that the Portfolio’s proposed management fee was below the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were below the median of the peer group.

The Board noted that the advisory fee for the Portfolio would be paid by the Manager, not the Portfolio, out of the management fee. It was further noted that the Manager negotiated the advisory fee at arms-length. The Board also considered that the Manager had agreed to enter into an expense limitation agreement with the Portfolio, pursuant to which the Manager would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

The Board also compared the proposed advisory fee to be paid by the Manager to the fee charged by the Adviser to manage the Comparable Fund. The Board considered the fee comparison in light of the differences required to manage different types of accounts.

After consideration of all relevant factors, the Board concluded that the proposed management and advisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Manager with respect to the Portfolio. The Board noted that a major component of profitability of the Manager would be the margin between the management fee that the Manager would receive from the Portfolio and the portion of that fee the Manager would pay to the Adviser. The Board considered the profitability of insurance products, the function of which is supported in part by the Manager’s revenues under the Management Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive 12b-1 payments to support the distribution of insurance products. The Board concluded, after discussions with management, that the anticipated profitability of the Manager and its affiliates from their relationship with the Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Adviser and its affiliates from their relationships with the Portfolio, the Board noted that the proposed advisory fee under the Advisory Agreement would be paid by the Manager out of the management fee that it received under the Management Agreement. The Board also relied on the ability of the Manager to negotiate the Advisory Agreement and the fee thereunder at arm’s length. The Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm’s length and that the proposed advisory fee would be paid by the Manager than on Adviser profitability.

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the proposed management fee and advisory fee did not contain breakpoints and took into account management’s discussion of those fees. The Board also took into account that the proposed advisory fee would be paid by the Manager out of the management fee. The Board also noted that if the Portfolio’s assets increase over time, it may realize other economies of scale if assets increase proportionally more than certain other expenses. The Board concluded that the proposed management fee structure for the Portfolio was reasonable.

Other factors. As part of its evaluation of the Manager’s compensation, the Board considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Manager, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolio to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Manager may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits accruing to the Manager and its affiliates by virtue of the Manager’s relationship with the Portfolio were fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolio and the ongoing commitment of the Manager to the Portfolio.

The Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that any benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the ongoing commitment of the Adviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Manager’s or the Adviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Manager or the Adviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

19

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, the Board, including a majority of the Disinterested Trustees, determined that approval of the Management Agreement and the Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Disinterested Trustees, with the assistance of independent counsel, approved the Management Agreement and the Advisory Agreement with respect to the Portfolio.

20

MetLife Aggressive Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class A and B shares of the Portfolio returned 7.77% and 7.61%, respectively, compared to the 10.95% return of its primary index, the Dow Jones Aggressive Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as over six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although Small Cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 100% in equities and 0% in fixed income. While the broad asset class allocation goals of this Portfolio remained the same, several adjustments to the goals to the sub-asset classes and the underlying portfolio targets were made during the first six months of 2009. This included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash from the underlying portfolios. In addition there was a slight increase in the goals to non-core asset classes such as small cap stocks and international stocks.

Generally, the underlying equity portfolios with a growth style performed better than those with a value style. This included the Jennison Growth Portfolio, which was helped by an overweight in the strong performing Information Technology sector and good security selection, especially in the Energy and Financials sectors. In Energy, they did not hold Exxon Mobil (-11%), but held Southwestern Energy (+34%); in Financials, they overweighted Goldman Sachs (+76%) and avoided Citigroup (-55%). The Harris Oakmark International Portfolio also performed well, aided by good security selection in the Financials sector of Western Europe. Holding large overweights in strong performing Credit Suisse and BNP Paribas offset holding weak performing Allianz and UBS. Although the Van Eck Global Natural Resources Portfolio made up only 3% of the Portfolio, it had a significant positive impact on performance due to its underweighting of several large, poor performing oil companies (Exxon Mobil, ConocoPhillips, and Chevron) and its overweighting of Metal & Mining stocks, including a position in Freeport-McMoRan Copper & Gold, which doubled during the six-month period. The rising tide of the emerging markets during the six months ending June 2009 lifted the MFS® Emerging Market Portfolio to a nearly 30% return and was a positive contributor to both relative and absolute return.

Detracting the most from the Portfolio’s relative performance were the BlackRock Large Cap Value Portfolio and the Lord Abbett Growth and Income Portfolio. BlackRock’s blend of quantitative and qualitative analysis resulted in a focus on companies with a high-quality bias. During the market rally that began in early March, investors bid up the price of weaker companies that lost the most in the preceding year. Lord Abbett, despite good stock selection in the Financials sector, was adversely impacted by its value style. Despite overall good stock selection in the Financials sector, it was not able to overcome an overweight in that weak sector. The Artio International Stock Portfolio also detracted from the Portfolio’s relative and absolute performance due to a large cash position in a strong market and overall weak stock selection. Most notable was that they did not own several large strong performing companies in the Financials sector: Credit Suisse, BNP Paribas, and Barclays.

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking

1

MetLife Aggressive Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Davis Venture Value Portfolio (Class A)	9.08%
Jennison Growth Portfolio (Class A)	8.74%
Rainier Large Cap Equity Portfolio (Class A)	7.68%
Clarion Global Real Estate Portfolio (Class A)	5.18%
Van Kampen Comstock Portfolio (Class A)	5.10%
Third Avenue Small Cap Value Portfolio (Class A)	5.07%
Met/AIM Small Cap Growth Portfolio (Class A)	4.97%
Lord Abbett Growth and Income Portfolio (Class A)	4.93%
MFS® Value Portfolio (Class A)	4.89%
BlackRock Large Cap Value Portfolio (Class A)	4.66%
Harris Oakmark International Portfolio (Class A)	4.19%
MFS® Research International Portfolio (Class A)	4.19%
Legg Mason Partners Aggressive Growth Portfolio (Class A)	4.12%
Artio International Stock Portfolio (Class A)	4.07%
Janus Forty Portfolio (Class A)	3.91%
MFS® Emerging Markets Equity Portfolio (Class A)	3.32%
Met/Dimensional International Small Capital Portfolio (Class A)	3.22%
Van Eck Global Natural Resources Portfolio (Class A)	3.10%
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2.89%
Turner Mid Cap Growth Portfolio (Class A)	2.86%
Goldman Sachs Mid Cap Value Portfolio (Class A)	1.97%
Met/Artisan Mid Cap Value Portfolio (Class A)	1.96%

2

MetLife Aggressive Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Aggressive Strategy Portfolio managed by MetLife Advisers, LLC vs. Dow Jones Aggressive Index1 and

Aggressive Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[4]
	MetLife Aggressive Strategy Portfolio—Class A	7.77%	-27.21%	-10.03%	-3.39%
—	Class B	7.61%	-27.37%	-10.28%	-2.69%
- -	Dow Jones Aggressive Index[1]	10.95%	-26.71%	-7.11%	0.68%
—	Aggressive Blended Benchmark[2]	6.04%	-25.67%	-7.28%	-0.83%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of an all equity portfolio. It is a total returns index using a combination of various equity indices (both domestic and foreign) from Dow Jones.

2The Aggressive Blended Benchmark is comprised of 73% Dow Jones U.S. Total Full Cap Index and 27% Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE® Index”).

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MetLife Aggressive Strategy Portfolio

Class A(a)(b)
Actual	0.91%	$1,000.00	$1,077.70	$0.46
Hypothetical	0.91%	1,000.00	1,024.35	0.45

Class B(a)(b)
Actual	1.16%	$1,000.00	$1,076.10	$1.75
Hypothetical	1.16%	1,000.00	1,023.11	1.71

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.1%
Artio International Stock Portfolio (Class A)(b)	2,754,601	$21,403,247
BlackRock Large Cap Value Portfolio (Class A)(b)	3,130,410	24,511,112
Clarion Global Real Estate Portfolio (Class A)(a)	3,720,854	27,236,653
Davis Venture Value Portfolio (Class A)(b)	2,096,497	47,695,295
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	1,259,911	10,369,068
Harris Oakmark International Portfolio (Class A)(a)	2,381,497	22,028,847
Janus Forty Portfolio (Class A)(a)	379,002	20,541,882
Jennison Growth Portfolio (Class A)(b)	5,222,631	45,959,151
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)	4,349,459	21,660,306
Lord Abbett Growth and Income Portfolio (Class A)(a)	1,634,825	25,944,678
Met/AIM Small Cap Growth Portfolio (Class A)(a)	2,791,389	26,155,316
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	87,519	10,314,931
Met/Dimensional International Small Capital Portfolio (Class A)(b)	1,417,946	16,916,095
MFS® Emerging Markets Equity Portfolio (Class A)(a)	2,406,235	17,445,205
MFS® Research International Portfolio (Class A)(a)	2,890,419	22,024,991
MFS® Value Portfolio (Class A)(b)	2,718,960	25,721,362
Rainier Large Cap Equity Portfolio (Class A)(a)	6,835,334	40,396,826
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	2,457,009	15,208,888
Third Avenue Small Cap Value Portfolio (Class A)(a)	2,574,286	26,643,863
Turner Mid Cap Growth Portfolio (Class A)(a)	1,819,645	15,048,462
Van Eck Global Natural Resources Portfolio (Class A)(b)	1,354,241	16,291,519
Van Kampen Comstock Portfolio (Class A)(a)	3,953,798	26,806,753

Total Investment Company Securities (Cost $670,901,294)		526,324,450

TOTAL INVESTMENTS - 100.1% (Cost $670,901,294)		526,324,450

Other Assets and Liabilities (net) - (0.1)%		(265,061)

NET ASSETS - 100.0%		$526,059,389

Portfolio Footnotes:

(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements

5

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$526,324,450	$—	$—	$526,324,450
TOTAL INVESTMENTS	$526,324,450	$—	$—	$526,324,450

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

MetLife Aggressive Strategy Portfolio
Assets
Investments, at value (a)	$526,324,450
Receivable for investments sold	99,944
Receivable for Trust shares sold	111,886

Total assets	526,536,280

Liabilities
Due to Custodian	1
Payables for:
Trust shares redeemed	211,830
Distribution and services fees—Class B	108,964
Management fee	42,978
Administration fee	2,010
Custodian and accounting fees	2,924
Deferred trustee fees	3,427
Accrued expenses	104,757

Total liabilities	476,891

Net Assets	$526,059,389

Net Assets Represented by
Paid in surplus	$840,128,891
Accumulated net realized loss	(178,684,200)
Unrealized depreciation on investments	(144,576,844)
Undistributed net investment income	9,191,542

Total	$526,059,389

Net Assets
Class A	$237,589

Class B	525,821,800

Capital Shares Outstanding
Class A	34,951

Class B	77,446,374

Net Asset Value and Offering Price Per Share
Class A	$6.80

Class B	6.79

(a) Investments at cost	$670,901,294

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MetLife Aggressive Strategy Portfolio
Investment Income
Dividends from Underlying Portfolios	$9,996,304

Total investment income	9,996,304

Expenses
Management fee	234,889
Administration fees	11,901
Custodian and accounting fees	12,402
Distribution and services fees—Class B	589,210
Audit and tax services	96,074
Legal	14,086
Trustee fees and expenses	9,699
Insurance	1,267
Other	1,644

Total expenses	971,172
Less expenses reimbursed by the Manager	(166,410)

Net expenses	804,762

Net investment income	9,191,542

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(144,177,325)
Capital gain distributions from Underlying Portfolios	(496,043)

Net realized loss on investments and capital gain from Underlying Portfolios	(144,673,368)

Net change in unrealized appreciation on:
Investments	170,546,001

Net change in unrealized appreciation on investments	170,546,001

Net realized and unrealized gain on investments	25,872,633

Net Increase in Net Assets from Operations	$35,064,175

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MetLife Aggressive Strategy Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$9,191,542	$5,296,488
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	(144,673,368)	9,020
Net change in unrealized appreciation (depreciation) on investments	170,546,001	(309,605,331)

Net increase (decrease) in net assets resulting from operations	35,064,175	(304,299,823)

Distributions to Shareholders
From net investment income
Class A	—	(14,174)
Class B	—	(22,482,743)
From net realized gains
Class A	—	(43,098)
Class B	—	(78,906,533)
From return of capital
Class A	—	(85)
Class B	—	(155,370)

Net decrease in net assets resulting from distributions	—	(101,602,003)

Capital Share Transactions
Proceeds from shares sold
Class A	13,964	33,922
Class B	29,572,004	64,897,256
Net asset value of shares issued through acquisition
Class A	—	—
Class B	—	89,222,615
Net asset value of shares issued through dividend reinvestment
Class A	—	57,357
Class B	—	101,544,646
Cost of shares repurchased
Class A	(27,393)	(42,480)
Class B	(39,700,819)	(165,885,064)

Net increase (decrease) in net assets from capital share transactions	(10,142,244)	89,828,252

Net Increase (Decrease) in Net Assets	24,921,931	(316,073,574)
Net assets at beginning of period	501,137,458	817,211,032

Net assets at end of period	$526,059,389	$501,137,458

Net assets at end of period includes undistributed net investment income	$9,191,542	$—

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MetLife Aggressive Strategy Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$6.31		$12.61	$13.21	$11.68	$10.27

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13		0.11	0.09	0.22	0.77
Net Realized/Unrealized Gain (Loss) on Investments	0.36		(4.71)	0.34	1.42	0.79

Total from Investment Operations	0.49		(4.60)	0.43	1.64	1.56

Less Distributions
Dividends from Net Investment Income	—		(0.41)	(0.20)	(0.02)	(0.11)
Distributions from Net Realized Capital Gains	—		(1.29)	(0.83)	(0.09)	(0.04)
Distributions from Return of Capital	—		(0.00)+	—	—	—

Total Distributions	—		(1.70)	(1.03)	(0.11)	(0.15)

Net Asset Value, End of Period	$6.80		$6.31	$12.61	$13.21	$11.68

Total Return	7.77%		(40.67)%	3.12%	14.10%	15.12%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.09	%*	0.10%	0.10%	0.10%	0.12%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.16	%*	0.11%	0.10%	0.11%	0.12%*
Ratio of Net Investment Income to Average Net Assets(g)	4.15	%*	1.11%	0.69%	1.75%	1.08%*
Portfolio Turnover Rate	38.4%		29.6%	27.2%	26.0%	18.3%
Net Assets, End of Period (in millions)	$0.2		$0.2	$0.4	$0.3	$0.1

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$6.31		$12.58	$13.18	$11.68	$10.69	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12		0.08	0.05	0.18	0.20	0.08
Net Realized/Unrealized Gain (Loss) on Investments	0.36		(4.70)	0.35	1.41	0.91	0.64

Total from Investment Operations	0.48		(4.62)	0.40	1.59	1.11	0.72

Less Distributions
Dividends from Net Investment Income	—		(0.36)	(0.17)	(0.00)+	(0.08)	(0.03)
Distributions from Net Realized Capital Gains	—		(1.29)	(0.83)	(0.09)	(0.04)	—
Distributions from Return of Capital	—		(0.00)+	—	—	—	—

Total Distributions	—		(1.65)	(1.00)	(0.09)	(0.12)	(0.03)

Net Asset Value, End of Period	$6.79		$6.31	$12.58	$13.18	$11.68	$10.69

Total Return	7.61%		(40.81)%	2.89%	13.64%	10.38%	7.15%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.34	%*	0.35%	0.35%	0.35%	0.35%	0.35	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.41	%*	0.36%	0.35%	0.36%	0.37%	0.52	%*
Ratio of Net Investment Income to Average Net Assets(g)	3.90	%*	0.84%	0.36%	1.45%	1.80%	4.77	%*
Portfolio Turnover Rate	38.4%		29.6%	27.2%	26.0%	18.3%	0.0	%(d)
Net Assets, End of Period (in millions)	$525.8		$500.9	$816.8	$855.9	$661.7	$304.5

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Commencement of operations—11/04/2004.
(d)	For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MetLife Aggressive Strategy Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$17,248,289	$17,248,289

The Portfolio acquired capital losses of $18,355,669 in the merger with Strategic Growth Portfolio on November 7, 2008, which are subject to a first year limitation of $1,107,380.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$234,889	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

	Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
			2004	2005	2006	2007	2008	2009
			Subject to repayment until December 31,
	Class A	Class B	2009	2010	2011	2012	2013	2014

MetLife Aggressive Strategy Portfolio	0.10%	0.35%	$32,989	$122,410	$98,966	$11,142	$75,771	$166,410
Strategic Growth Portfolio*	N/A	N/A	$—	$—	$36,665	$131,207	$65,845	$—

* On November 7, 2008, the Strategic Growth Portfolio merged with and into MetLife Aggressive Strategy Portfolio. The repayment of the subsidy amount for the Strategic Growth Portfolio will occur from the MetLife Aggressive Strategy Portfolio.

As a result of the Strategic Growth Portfolio acquisition, the Manager was entitled to a subsidy amount of $233,717, which $0 was repaid by the Portfolio during the period ended June 30, 2009.

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Shares Issued in Connection with Acquisition	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	37,356	2,414	—	—	(4,819)	(2,405)	34,951

12/31/2008	32,319	3,601	—	6,074	(4,638)	5,037	37,356

Class B

6/30/2009	79,381,701	4,823,758	—	—	(6,759,085)	(1,935,327)	77,446,374

12/31/2008	64,928,499	6,945,289	13,747,706	10,701,777	(16,941,570)	14,453,202	79,381,701

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$183,142,987	$—	$183,502,699

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$670,901,294	$9,180,216	$(153,757,060)	(144,576,844)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2008	2007	2008	2007	2008	2007	2008	2007

$24,550,055	$11,375,570	$76,896,493	$52,594,346	$155,455	$—	$101,602,003	$63,969,916

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(331,885,389)	$(17,248,289)	$(349,133,678)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Artio International Stock Portfolio (Class A)	2,007,197	868,784	(121,380)	2,754,601

BlackRock Large Cap Value Portfolio (Class A)	—	3,140,816	(10,406)	3,130,410

Clarion Global Real Estate Portfolio (Class A)	2,697,795	1,155,826	(132,767)	3,720,854

Davis Venture Value Portfolio (Class A)	2,270,574	145,891	(319,968)	2,096,497

Goldman Sachs Mid Cap Value Portfolio (Class A)	1,268,191	97,250	(105,530)	1,259,911

Harris Oakmark International Portfolio (Class A)	2,420,666	304,302	(343,471)	2,381,497

Janus Forty Portfolio (Class A)	—	380,214	(1,212)	379,002

Jennison Growth Portfolio (Class A)	1,911,116	3,498,186	(186,671)	5,222,631

Lazard Mid Cap Portfolio (Class A)	2,166,894	50,458	(2,217,352)	—

Legg Mason Partners Aggressive Growth Portfolio (Class A)	7,757,390	128,741	(3,536,672)	4,349,459

Legg Mason Value Equity Portfolio (Class A)	6,179,435	507,927	(6,687,362)	—

Lord Abbett Growth and Income Portfolio (Class A)	3,095,342	302,267	(1,762,784)	1,634,825

Met/AIM Small Cap Growth Portfolio (Class A)	2,407,623	533,514	(149,748)	2,791,389

Met/Artisan Mid Cap Value Portfolio (Class A)	185,217	5,716	(103,414)	87,519

Met/Dimensional International Small Capital Portfolio (Class A)	972,867	489,182	(44,103)	1,417,946

MFS® Emerging Markets Equity Portfolio (Class A)	4,637,221	165,430	(2,396,416)	2,406,235

MFS® Research International Portfolio (Class A)	2,245,670	899,362	(254,613)	2,890,419

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

MFS® Value Portfolio (Class A)	—	2,727,629	(8,669)	2,718,960

Rainier Large Cap Equity Portfolio (Class A)	5,172,823	1,991,253	(328,742)	6,835,334

T. Rowe Price Mid Cap Growth Portfolio (Class A)	—	2,464,901	(7,892)	2,457,009

Third Avenue Small Cap Value Portfolio (Class A)	4,325,398	214,070	(1,965,182)	2,574,286

Turner Mid Cap Growth Portfolio (Class A)	1,339,489	553,123	(72,967)	1,819,645

Van Eck Global Natural Resources Portfolio (Class A)	979,999	448,763	(74,521)	1,354,241

Van Kampen Comstock Portfolio (Class A)	7,914,242	663,058	(4,623,502)	3,953,798

Security Description	Net Realized Loss on Investments during the period	Capital Gain Distributions from Affiliates during the period	Income earned from Affiliates during the period	Ending Value

Artio International Stock Portfolio (Class A)	$(761,240)	$—	$109,523	$21,403,247

BlackRock Large Cap Value Portfolio (Class A)	2,434	—	—	24,511,112

Clarion Global Real Estate Portfolio (Class A)	(1,449,194)	—	835,611.00	27,236,653

Davis Venture Value Portfolio (Class A)	(2,437,558)	—	163,442.00	47,695,295

Goldman Sachs Mid Cap Value Portfolio (Class A)	(592,290)	—	1,972,424.00	10,369,068

Harris Oakmark International Portfolio (Class A)	(2,984,739)	—	—	22,028,847

Janus Forty Portfolio (Class A)	4,356	—	214,965.00	20,541,882

Jennison Growth Portfolio (Class A)	(913,420)	—	45,136.00	45,959,151

Lazard Mid Cap Portfolio (Class A)	(8,047,339)	—	1,322,452.00	—

Legg Mason Partners Aggressive Growth Portfolio (Class A)	(13,189,467)	—	247,967.00	21,660,306

Legg Mason Value Equity Portfolio (Class A)	(31,637,128)	—	613,980.00	—

Lord Abbett Growth and Income Portfolio (Class A)	(23,073,605)	—	1,183,923.00	25,944,678

Met/AIM Small Cap Growth Portfolio (Class A)	(672,308)	—	554,144.00	26,155,316

Met/Artisan Mid Cap Value Portfolio (Class A)	(12,407,635)	—	11,977.00	10,314,931

Met/Dimensional International Small Capital Portfolio (Class A)	(28,207)	—	596,338.00	16,916,095

MFS® Emerging Markets Equity Portfolio (Class A)	(10,043,170)	—	293,973.00	17,445,205

MFS® Research International Portfolio (Class A)	(1,810,204)	—	—	22,024,991

MFS® Value Portfolio (Class A)	5,720	—	—	25,721,362

Rainier Large Cap Equity Portfolio (Class A)	(1,369,725)	—	—	40,396,826

T. Rowe Price Mid Cap Growth Portfolio (Class A)	3,087	—	—	15,208,888

Third Avenue Small Cap Value Portfolio (Class A)	(12,936,606)	159,054	—	26,643,863

Turner Mid Cap Growth Portfolio (Class A)	(403,570)	—	—	15,048,462

Van Eck Global Natural Resources Portfolio (Class A)	(8,153)	—	—	16,291,519

Van Kampen Comstock Portfolio (Class A)	(20,419,450)	—	—	26,806,753

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Acquisitions

As of the close of business on November 7, 2008, MetLife Aggressive Strategy Portfolio (“Aggressive”) acquired all the net assets of Strategic Growth Portfolio (“Growth”), a series of the Trust, pursuant to a plan of reorganization approved by Growth shareholders on November 5, 2008. The acquisition was accomplished by a tax-free exchange of 13,747,706 Class B shares of Aggressive (valued at $89,222,615) in exchange for 14,328,164 Class B shares of Growth outstanding on November 7, 2008. Growth Class B net assets at that date ($89,222,615), including $41,304,836 of unrealized depreciation and $19,407,113 of accumulated net realized losses, were combined with those of Aggressive Class B. The aggregate Class B net assets of Aggressive immediately before the acquisition were $432,543,589. The aggregate Class B net assets of Growth immediately before the acquisition were $89,222,615. The aggregate Class B net assets of Aggressive immediately after the acquisition were $521,766,204.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

MetLife Balanced Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class A and B shares of the Portfolio returned 8.65% and 8.53%, respectively, compared to the 7.11% return of its primary index, the Dow Jones Moderate Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as over six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although Small Cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc, with a broad allocation goal of 65% in equities and 35% in fixed income. While the broad asset class allocation goals of this Portfolio remained the same, several adjustments to the goals to the sub-asset classes and the underlying portfolio targets were made during the first six months of 2009. This included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash from the underlying portfolios.

The Portfolio continues to be diversified across a wide variety of asset classes and underlying portfolios to add value over the long term. During 2008, investors shunned risk and rewarded only what they perceived to be the safest investments. This was especially true in the fixed income area where Treasuries outperformed high yield securities and investment grade corporate bonds by a wide margin. In contrast, exposure to credit based bonds helped actively managed fixed income portfolios during the first six months of 2009. This was less at a factor for this Portfolio because of its relatively small (35%) bond exposure.

Generally, the underlying equity portfolios with a growth style performed better than those with a value style. This included the Jennison Growth Portfolio, which was helped by an overweight in the strong performing Information Technology sector and good security selection, especially in the Energy and Financials sectors. In Energy, they did not hold Exxon Mobil (-11%), but held Southwestern Energy (+34%); in Financials, they overweighted Goldman Sachs (+76%) and avoided Citigroup (-55%). The Harris Oakmark International Portfolio also performed well, aided by good security selection in the Financials sector of Western Europe. Holding large overweights in strong performing Credit Suisse and BNP Paribas offset holding weak performing Allianz and UBS. Although the Van Eck Global Natural Resources Portfolio made up only 1% of the Portfolio, it had a positive impact on performance due to its underweighting of several large, poor performing oil companies (Exxon Mobil, ConocoPhillips, and Chevron) and its overweighting of Metal & Mining stocks, including a position in Freeport-McMoRan Copper & Gold, which doubled during the six-month period. The rising tide of the emerging markets during the six months ending June 2009 lifted the MFS® Emerging Market Portfolio to a nearly 30% return and was a positive contributor to both relative and absolute return.

Detracting the most from the Portfolio’s relative performance were the BlackRock Large Cap Value Portfolio and the Lord Abbett Growth and Income Portfolio. BlackRock’s blend of quantitative and qualitative analysis resulted in a focus on companies with a high-quality bias. During the market rally that began in early March, investors bid up the price of weaker companies that lost the most in the preceding year. Lord Abbett, despite good stock selection in the Financials sector, was adversely impacted by its value style. Despite overall good stock selection in the Financials sector, it was not able to overcome an overweight in that weak sector. The Artio International Stock Portfolio also detracted from the Portfolio’s relative and absolute performance due to a large cash position in a strong market and overall weak stock

1

MetLife Balanced Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

selection. Most notable was that they did not own several large strong performing companies in the Financials sector: Credit Suisse, BNP Paribas, and Barclays.

Within the fixed income segment, the underlying portfolios with large exposures to high yield bonds, such as the Lord Abbett Bond Debenture Portfolio and the BlackRock High Yield Portfolio, were all up sharply relative to the broad bond indices for the period. Overall high yield exposure was about 4% of the Portfolio, which was in line with its target. The PIMCO Total Return Portfolio—the single largest holding in the Portfolio—was the largest contributor to relative return: it was helped by prescient yield curve positioning that anticipated the steepening of the yield curve and by having larger exposure to credit securities than the broad index. A position in Treasury Inflation Protected Securities (TIPS) also helped the PIMCO Total Return Portfolio. The Western Asset Management U.S. Government Portfolio had a negative impact on relative performance due to its exposure to Treasury securities, which were negative for the period due to the rise in yields, as well as exposure to non-agency mortgage securities, which continue to be hurt by the sub-prime mortgage crisis.

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
PIMCO Total Return Portfolio (Class A)	14.65%
Davis Venture Value Portfolio (Class A)	7.12%
MFS® Value Portfolio (Class A)	4.96%
BlackRock Large Cap Value Portfolio (Class A)	4.73%
Western Asset Management U.S. Government Portfolio (Class A)	4.64%
Van Kampen Comstock Portfolio (Class A)	4.11%
Jennison Growth Portfolio (Class A)	3.96%
Rainier Large Cap Equity Portfolio (Class A)	3.90%
PIMCO Inflation Protected Bond Portfolio (Class A)	3.84%
MFS® Research International Portfolio (Class A)	3.21%
Harris Oakmark International Portfolio (Class A)	3.15%
Artio International Stock Portfolio (Class A)	3.08%
Lord Abbett Bond Debenture Portfolio (Class A)	3.06%
Third Avenue Small Cap Value Portfolio (Class A)	3.03%
Lord Abbett Growth and Income Portfolio (Class A)	3.00%
Met/Dimensional International Small Capital Portfolio (Class A)	2.19%
Loomis Sayles Global Markets Portfolio (Class A)	2.11%
Clarion Global Real Estate Portfolio (Class A)	2.11%
Legg Mason Partners Aggressive Growth Portfolio (Class A)	2.10%
Met/AIM Small Cap Growth Portfolio (Class A)	2.04%
BlackRock High Yield Portfolio (Class A)	2.04%
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2.02%
Goldman Sachs Mid Cap Value Portfolio (Class A)	2.00%
Janus Forty Portfolio (Class A)	1.98%
Met/Artisan Mid Cap Value Portfolio (Class A)	1.97%
Turner Mid Cap Growth Portfolio (Class A)	1.95%
BlackRock Bond Income Portfolio (Class A)	1.90%
Met/Templeton International Bond Portfolio (Class A)	1.87%
MFS® Emerging Markets Equity Portfolio (Class A)	1.17%
Lazard Mid Cap Portfolio (Class A)	1.06%
Van Eck Global Natural Resources Portfolio (Class A)	1.05%

2

MetLife Balanced Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Balanced Strategy Portfolio managed by
MetLife Advisers, LLC vs. Dow Jones Moderate Index1 and

Balanced Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	3 Year	Since Inception[4]
	MetLife Balanced Strategy Portfolio—Class A	8.65%	-18.96%	-5.23%	-0.84%
—	Class B	8.53%	-19.22%	-5.46%	-0.69%
—	Dow Jones Moderate Index[1]	7.11%	-14.71%	-1.90%	2.20%
- -	Balanced Blended Benchmark[2]	5.32%	-16.60%	-3.03%	1.00%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 58% in equities over the past three years ending in June 2009.

2The Balanced Blended Benchmark is comprised of 48% Dow Jones U.S. Total Full Cap Index, 35% Barclays Capital U.S. Universal Index and 17% Morgan Stanley Capital International Europe Australasia and Far East Index.

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-EIRSA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MetLife Balanced Strategy Portfolio

Class A(a)(b)
Actual	0.81%	$1,000.00	$1,086.50	$0.36
Hypothetical	0.81%	1,000.00	1,024.45	0.35

Class B(a)(b)
Actual	1.05%	$1,000.00	$1,085.30	$1.60
Hypothetical	1.05%	1,000.00	1,023.26	1.56

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.0%
Artio International Stock Portfolio (Class A)(a)	22,182,537	$172,358,313
BlackRock Bond Income Portfolio (Class A)(a)	1,072,214	106,342,203
BlackRock High Yield Portfolio (Class A)(b)	17,093,122	113,840,192
BlackRock Large Cap Value Portfolio (Class A)(a)	33,763,461	264,367,902
Clarion Global Real Estate Portfolio (Class A)(b)	16,089,416	117,774,522
Davis Venture Value Portfolio (Class A)(a)	17,496,261	398,039,935
Goldman Sachs Mid Cap Value Portfolio (Class A)(b)	13,575,068	111,722,807
Harris Oakmark International Portfolio (Class A)(b)	19,050,037	176,212,842
Janus Forty Portfolio (Class A)(b)	2,042,560	110,706,734
Jennison Growth Portfolio (Class A)(a)	25,144,487	221,271,488
Lazard Mid Cap Portfolio (Class A)(b)	7,947,400	59,049,179
Legg Mason Partners Aggressive Growth Portfolio (Class A)(b)	23,589,867	117,477,540
Loomis Sayles Global Markets Portfolio (Class A)(b)	14,495,126	117,990,328
Lord Abbett Bond Debenture Portfolio (Class A)(b)	16,382,446	171,032,737
Lord Abbett Growth and Income Portfolio (Class A)(b)	10,567,434	167,705,181
Met/AIM Small Cap Growth Portfolio (Class A)(b)	12,153,487	113,878,177
Met/Artisan Mid Cap Value Portfolio (Class A)(a)	932,663	109,923,661
Met/Dimensional International Small Capital Portfolio (Class A)(a)	10,247,718	122,255,272
Met/Templeton International Bond Portfolio (Class A)(b)	10,380,011	104,422,909

Security Description	Shares	Value

Investment Company Securities - continued
MFS® Emerging Markets Equity Portfolio (Class A)(b)	8,999,608	$65,247,158
MFS® Research International Portfolio (Class A)(b)	23,536,851	179,350,804
MFS® Value Portfolio (Class A)(a)	29,297,680	277,156,056
PIMCO Inflation Protected Bond Portfolio (Class A)(b)	20,498,906	214,418,557
PIMCO Total Return Portfolio (Class A)(b)	73,702,023	818,829,469
Rainier Large Cap Equity Portfolio (Class A)(b)	36,842,649	217,740,055
T. Rowe Price Mid Cap Growth Portfolio (Class A)(b)	18,277,099	113,135,240
Third Avenue Small Cap Value Portfolio (Class A)(b)	16,367,378	169,402,367
Turner Mid Cap Growth Portfolio (Class A)(b)	13,208,027	109,230,384
Van Eck Global Natural Resources Portfolio (Class A)(a)	4,893,119	58,864,217
Van Kampen Comstock Portfolio (Class A)(b)	33,904,946	229,875,534
Western Asset Management U.S. Government Portfolio (Class A)(a)	22,711,802	259,368,783

Total Investment Company Securities (Cost $6,638,040,601)		5,588,990,546

TOTAL INVESTMENTS - 100.0% (Cost $6,638,040,601)		5,588,990,546

Other Assets and Liabilities (net) - 0.0%		(1,566,427)

NET ASSETS - 100.0%		$5,587,424,119

Portfolio Footnotes:

(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.

See accompanying notes to financial statements

5

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$5,588,990,546	$—	$—	$5,588,990,546
TOTAL INVESTMENTS	$5,588,990,546	$—	$—	$5,588,990,546

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

MetLife Balanced Strategy Portfolio
Assets
Investments, at value (a)	$5,588,990,546
Receivable for Trust shares sold	1,056,312
Receivable from Manager	1,826

Total assets	5,590,048,684

Liabilities
Payables for:
Investments purchased	172,597
Trust shares redeemed	883,715
Distribution and services fees—Class B	1,142,486
Management fee	259,372
Administration fee	2,010
Custodian and accounting fees	12,843
Deferred trustee fees	3,427
Accrued expenses	148,115

Total liabilities	2,624,565

Net Assets	$5,587,424,119

Net Assets Represented by
Paid in surplus	$7,473,084,227
Accumulated net realized loss	(993,504,621)
Unrealized depreciation on investments	(1,049,050,055)
Undistributed net investment income	156,894,568

Total	$5,587,424,119

Net Assets
Class A	$1,272,321

Class B	5,586,151,798

Capital Shares Outstanding
Class A	160,946

Class B	708,326,831

Net Asset Value and Offering Price Per Share
Class A	$7.91

Class B	7.89

(a) Investments at cost	$6,638,040,601

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MetLife Balanced Strategy Portfolio
Investment Income
Dividends from Underlying Portfolios	$164,542,783

Total investment income	164,542,783

Expenses
Management fee	1,402,316
Administration fees	11,901
Deferred Expense Reimbursement	5,478
Custodian and accounting fees	9,173
Distribution and services fees—Class B	6,079,835
Audit and tax services	103,836
Legal	11,507
Trustee fees and expenses	9,699
Insurance	12,827
Other	1,643

Total expenses	7,648,215

Net investment income	156,894,568

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(929,571,409)
Capital gain distributions from Underlying Portfolios	28,399,900

Net realized gain (loss) on investments and capital gain from Underlying Portfolios	(901,171,509)

Net change in unrealized appreciation on:
Investments	1,165,078,587

Net change in unrealized appreciation on investments	1,165,078,587

Net realized and unrealized gain on investments	263,907,078

Net Increase in Net Assets from Operations	$420,801,646

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MetLife Balanced Strategy Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$156,894,568	$115,663,931
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	(901,171,509)	162,564,876
Net change in unrealized appreciation (depreciation) on investments	1,165,078,587	(2,474,910,671)

Net increase (decrease) in net assets resulting from operations	420,801,646	(2,196,681,864)

Distributions to Shareholders
From net investment income
Class A	—	(89,629)
Class B	—	(285,402,259)
From net realized gains
Class A	—	(98,612)
Class B	—	(391,005,613)

Net decrease in net assets resulting from distributions	—	(676,596,113)

Capital Share Transactions
Proceeds from shares sold
Class A	156,699	1,307,822
Class B	543,829,367	889,500,213
Net asset value of shares issued through acquisition
Class A	—	—
Class B	—	205,816,249
Net asset value of shares issued through dividend reinvestment
Class A	—	188,241
Class B	—	676,407,872
Cost of shares repurchased
Class A	(722,813)	(113,768)
Class B	(220,248,087)	(800,914,061)

Net increase in net assets from capital share transactions	323,015,166	972,192,568

Net Increase (Decrease) in Net Assets	743,816,812	(1,901,085,409)
Net assets at beginning of period	4,843,607,307	6,744,692,716

Net assets at end of period	$5,587,424,119	$4,843,607,307

Net assets at end of period includes undistributed net investment income	$156,894,568	$—

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MetLife Balanced Strategy Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005(b)
Net Asset Value, Beginning of Period	$7.28		$12.15	$12.17	$10.92		$10.04

Income (Loss) from Investment Operations
Net Investment Income(a)	0.27		0.17	0.15	0.31		0.56
Net Realized/Unrealized Gain (Loss) on Investments	0.36		(3.83)	0.47	1.03		0.47

Total from Investment Operations	0.63		(3.66)	0.62	1.34		1.03

Less Distributions
Dividends from Net Investment Income	—		(0.53)	(0.24)	(0.02)		(0.13)
Distributions from Net Realized Capital Gains	—		(0.68)	(0.40)	(0.07)		(0.02)

Total Distributions	—		(1.21)	(0.64)	(0.09)		(0.15)

Net Asset Value, End of Period	$7.91		$7.28	$12.15	$12.17		$10.92

Total Return	8.65%		(31.75)%	5.16%	12.35%		10.21%
Ratio of Expenses to Average Net Assets After Reimbursement(f)	0.07	%*	0.06%	0.06%	0.08%		0.03%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)	0.07	%*	0.06%	0.06%	0.08	%(e)	0.03%*
Ratio of Net Investment Income to Average Net Assets(h)	7.59	%*	1.75%	1.22%	2.74%		7.70%*
Portfolio Turnover Rate	28.3%		23.4%	17.0%	20.7%		17.3%
Net Assets, End of Period (in millions)	$1.3		$1.7	$1.1	$0.7		$0.2

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005	2004(c)
Net Asset Value, Beginning of Period	$7.27		$12.12	$12.15	$10.92		$10.31	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.23		0.19	0.13	0.26		0.22	0.28
Net Realized/Unrealized Gain (Loss) on Investments	0.39		(3.87)	0.46	1.04		0.52	0.14

Total from Investment Operations	0.62		(3.68)	0.59	1.30		0.74	0.42

Less Distributions
Dividends from Net Investment Income	—		(0.49)	(0.22)	(0.00	)+	(0.11)	(0.11)
Distributions from Net Realized Capital Gains	—		(0.68)	(0.40)	(0.07)		(0.02)	—

Total Distributions	—		(1.17)	(0.62)	(0.07)		(0.13)	(0.11)

Net Asset Value, End of Period	$7.89		$7.27	$12.12	$12.15		$10.92	$10.31

Total Return	8.53%		(31.93)%	4.88%	11.98%		7.12%	4.19%
Ratio of Expenses to Average Net Assets After Reimbursement(f)	0.31	%*	0.31%	0.31%	0.33%		0.31%	0.35	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)	0.31	%*	0.31%	0.31%	0.33	%(e)	0.31%	0.38	%*
Ratio of Net Investment Income to Average Net Assets(h)	6.45	%*	1.94%	1.05%	2.31%		2.12%	17.21	%*
Portfolio Turnover Rate	28.3%		23.4%	17.0%	20.7%		17.3%	0.0	%(d)
Net Assets, End of Period (in millions)	$5,586.2		$4,841.9	$6,743.6	$5,167.2		$3,529.8	$1,561.2

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Commencement of operations—11/04/2004.
(d)	For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e)	Excludes the effect of deferred expense reimbursement.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MetLife Balanced Strategy Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,402,316	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

Expenses Deferred in
2006		2007		2008		2009
Subject to repayment until December 31,
2011		2012		2013		2014

$36,665	*	$127,809	*	$115,766	*	$—

* On November 7, 2008, the Strategic Growth and Income Portfolio merged with and into MetLife Balanced Strategy Portfolio. The repayment of the subsidy amount for the Strategic Growth and Income Portfolio will occur from the MetLife Balanced Strategy Portfolio.

As a result of the Strategic Growth and Income Portfolio acquisition, the Manager was entitled to a subsidy amount of $280,240, which $5,478 was repaid by the Portfolio during the period ended June 30, 2009.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Shares Issued in Connection with Acquisition	Reinvestments	Redemptions	Net Increase/ Decrease in Shares Outstanding	Ending Shares

Class A

6/30/2009	233,477	21,892	—	—	(94,423)	(72,531)	160,946
12/31/2008	92,198	131,080	—	22,456	(12,257)	141,279	233,477

Class B

6/30/2009	666,222,285	74,324,555	—	—	(32,220,009)	42,104,546	708,326,831
12/31/2008	556,280,267	87,037,809	27,888,381	75,683,135	(80,667,307)	109,942,018	666,222,285

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$1,904,834,509	$—	$1,396,275,950

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$6,638,040,601	$74,308,131	$(1,123,358,186)	$(1,049,050,055)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$303,866,430	$99,521,921	$372,729,683	$182,306,633	$676,596,113	$281,828,554

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(2,306,461,754)	$—	$(2,306,461,754)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Artio International Stock Portfolio (Class A)	13,057,415	9,313,351	(188,229)	22,182,537

BlackRock Bond Income Portfolio (ClassA)	—	1,072,214	—	1,072,214

BlackRock High Yield Portfolio (Class A)	15,687,803	2,211,458	(806,139)	17,093,122

BlackRock Large Cap Value Portfolio (Class A)	—	33,763,461	—	33,763,461

Clarion Global Real Estate Portfolio (Class A)	13,068,125	3,243,851	(222,560)	16,089,416

Davis Venture Value Portfolio (Class A)	15,355,305	2,426,884	(285,928)	17,496,261

Goldman Sachs Mid Cap Value Portfolio (Class A)*	12,244,748	1,604,309	(273,989)	13,575,068

Harris Oakmark International Portfolio (Class A)	11,927,247	7,295,028	(172,238)	19,050,037

Janus Forty Portfolio (Class A)	—	2,042,560	—	2,042,560

Jennison Growth Portfolio (Class A)	12,286,375	13,253,522	(395,410)	25,144,487

Lazard Mid Cap Portfolio (Class A)	20,925,423	1,363,486	(14,341,509)	7,947,400

Legg Mason Partners Aggressive Growth Portfolio (Class A)	42,900,607	2,370,580	(21,681,320)	23,589,867

Legg Mason Value Equity Portfolio (Class A)	39,818,589	5,877,333	(45,695,922)	—

Loomis Sayles Global Markets Portfolio (Class A)	26,964,981	2,180,826	(14,650,681)	14,495,126

Lord Abbett Bond Debenture Portfolio (Class A)	24,767,406	3,556,075	(11,941,035)	16,382,446

Lord Abbett Growth and Income Portfolio (Class A)	17,922,619	3,237,545	(10,592,730)	10,567,434

Met/AIM Small Cap Growth Portfolio (Class A)	11,622,210	1,016,995	(485,718)	12,153,487

Met/Artisan Mid Cap Value Portfolio (Class A)	1,341,038	152,110	(560,485)	932,663

Met/Dimensional International Small Capital Portfolio (Class A)*	9,404,164	1,234,702	(391,148)	10,247,718

Met/Templeton International Bond Portfolio (Class A)	—	10,380,011	—	10,380,011

MFS® Emerging Markets Equity Portfolio (Class A)	26,959,481	1,770,079	(19,729,952)	8,999,608

MFS® Research International Portfolio (Class A)	21,166,405	3,005,623	(635,177)	23,536,851

MFS® Value Portfolio (Class A)	—	29,297,680	—	29,297,680

PIMCO Inflation Protected Bond Portfolio (Class A)	24,413,853	2,587,814	(6,502,761)	20,498,906

PIMCO Total Return Portfolio (Class A)	51,094,048	26,860,047	(4,252,072)	73,702,023

Rainier Large Cap Equity Portfolio (Class A)*	24,945,606	12,251,624	(354,581)	36,842,649

T. Rowe Price Mid Cap Growth Portfolio (Class A)	18,628,541	1,288,298	(1,639,740)	18,277,099

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Third Avenue Small Cap Value Portfolio (Class A)	18,518,147	2,631,949	(4,782,718)	16,367,378

Turner Mid Cap Growth Portfolio (Class A)*	12,905,305	1,277,619	(974,897)	13,208,027

Van Eck Global Natural Resources Portfolio (Class A)	4,711,496	347,801	(166,178)	4,893,119

Van Kampen Comstock Portfolio (Class A)	55,580,530	9,256,569	(30,932,153)	33,904,946

Western Asset Management U.S. Government Portfolio (Class A)	19,780,985	3,551,268	(620,451)	22,711,802

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2009. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

Artio International Stock Portfolio (Class A)	$(1,304,419)	$—	$760,866	$172,358,313

BlackRock Bond Income Portfolio (Class A)	—	—	—	106,342,203

BlackRock High Yield Portfolio (Class A)	(1,841,925)	—	6,241,149	113,840,192

BlackRock Large Cap Value Portfolio (Class A)	—	—	—	264,367,902

Clarion Global Real Estate Portfolio (Class A)	(1,476,318)	—	3,960,251	117,774,522

Davis Venture Value Portfolio (Class A)	(2,846,687)	—	6,086,927	398,039,935

Goldman Sachs Mid Cap Value Portfolio (Class A)	(1,406,507)	—	1,702,560	111,722,807

Harris Oakmark International Portfolio (Class A)	(1,944,017)	—	10,245,082	176,212,842

Janus Forty Portfolio (Class A)		—	—	110,706,734

Jennison Growth Portfolio (Class A)	(1,161,043)	—	207,931	221,271,488

Lazard Mid Cap Portfolio (Class A)	(85,671,995)	—	2,239,342	59,049,179

Legg Mason Partners Aggressive Growth Portfolio (Class A)	(69,850,969)	—	268,699	117,477,540

Legg Mason Value Equity Portfolio (Class A)	(218,177,075)	—	4,140,177	—

Loomis Sayles Global Markets Portfolio (Class A)	(36,464,994)	—	5,390,719	117,990,328

Lord Abbett Bond Debenture Portfolio (Class A)	(26,850,087)	—	20,369,924	171,032,737

Lord Abbett Growth and Income Portfolio (Class A)	(138,541,460)	—	8,258,093	167,705,181

Met/AIM Small Cap Growth Portfolio (Class A)	(1,910,288)	—	—	113,878,177

Met/Artisan Mid Cap Value Portfolio (Class A)	(76,932,690)	—	1,934,920	109,923,661

Met/Dimensional International Small Capital Portfolio (Class A)	(167,802)	—	—	122,255,272

Met/Templeton International Bond Portfolio (Class A)	—	—	—	104,422,909

MFS® Emerging Markets Equity Portfolio (Class A)	(86,147,431)	—	3,823,618	65,247,158

MFS® Research International Portfolio (Class A)	(3,686,618)	—	5,773,827	179,350,804

MFS® Value Portfolio (Class A)	—	—	—	277,156,056

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

PIMCO Inflation Protected Bond Portfolio (Class A)	$(801,173)	$—	$9,758,322	$214,418,557

PIMCO Total Return Portfolio (Class A)	92,647	39,917,458	32,225,912	818,829,469

Rainier Large Cap Equity Portfolio (Class A)	(1,648,456)	—	1,530,123	217,740,055

T. Rowe Price Mid Cap Growth Portfolio (Class A)	(3,258,657)	—	—	113,135,240

Third Avenue Small Cap Value Portfolio (Class A)	(33,631,508)	1,922,332	3,559,754	169,402,367

Turner Mid Cap Growth Portfolio (Class A)	(3,060,640)	—	—	109,230,384

Van Eck Global Natural Resources Portfolio (Class A)	25,160	—	62,247	58,864,217

Van Kampen Comstock Portfolio (Class A)	(130,689,937)	—	11,638,539	229,875,534

Western Asset Management U.S. Government Portfolio (Class A)	(216,519)	—	10,923,910	259,368,783

10. Acquisitions

As of the close of business on November 7, 2008, MetLife Balanced Strategy Portfolio (“Balanced”) acquired all the net assets of Strategic Growth and Income Portfolio (“Growth and Income”), a series of the Trust, pursuant to a plan of reorganization approved by Growth and Income shareholders on November 5, 2008. The acquisition was accomplished by a tax-free exchange of 27,888,381 Class B shares of Balanced (valued at $205,816,249) in exchange for 29,538,030 Class B shares of Growth and Income outstanding on November 7, 2008. Growth and Income Class B net assets at that date ($205,816,249), including $71,349,690 of unrealized depreciation and $28,152,470 of accumulated net realized losses, were combined with those of Balanced Class B. The aggregate Class B net assets of Balanced immediately before the acquisition were $4,694,649,252. The aggregate Class B net assets of Growth and Income immediately before the acquisition were $205,816,249. The aggregate Class B net assets of Balanced immediately after the acquisition were $4,900,465,501.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

MetLife Defensive Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC
Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class A and B shares of the Portfolio returned 8.41% and 8.17%, respectively, compared to the 5.33% return of its primary index, the Dow Jones Moderately Conservative Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as over six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although Small Cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 35% in equities and 65% in fixed income. While the broad asset class allocation goals of this Portfolio remained the same, several adjustments to the goals to the sub-asset classes and the underlying portfolio targets were made during the first six months of 2009. This included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash from the underlying portfolios. In addition there was a slight decrease in the goals to non-core asset classes such as high yield bonds and international stocks.

The Portfolio continues to be diversified across a wide variety of asset classes and underlying portfolios to add value over the long term. During 2008, investors shunned risk and rewarded only what they perceived to be the safest investments. This was especially true in the fixed income area where Treasuries outperformed high yield securities and investment grade corporate bonds by a wide margin. In contrast, exposure to credit based bonds helped actively managed fixed income portfolios during the first six months of 2009. Because of the Portfolios 65% target goal for bonds, this factor was a significant contributor to performing.

Within the fixed income segment, the underlying portfolios with large exposures to high yield bonds, such as the Lord Abbett Bond Debenture Portfolio and the BlackRock High Yield Portfolio, were all up sharply relative to the broad bond indices for the period. Overall high yield exposure was about 8% of the Portfolio, which was in line with its target. The PIMCO Total Return Portfolio—the single largest holding in the Portfolio—was the largest contributor to relative return: it was helped by prescient yield curve positioning that anticipated the steepening of the yield curve and by having larger exposure to credit securities than the broad index. A position in Treasury Inflation Protected Securities (TIPS) also helped the PIMCO Total Return Portfolio. The Western Asset Management U.S. Government Portfolio had an negative impact on relative performance due to its exposure to Treasury securities, which were negative for the period due to the rise in yields, as well as exposure to non-agency mortgage securities, which continue to be hurt by the sub-prime mortgage crisis.

Generally, the underlying equity portfolios with a growth style performed better than those with a value style. This included the Jennison Growth Portfolio, which was helped by an overweight in the strong performing Information Technology sector and good security selection, especially in the Energy and Financials sectors. In Energy, they did not hold Exxon Mobil (-11%), but held Southwestern Energy (+34%); in Financials, they overweighted Goldman Sachs (+76%) and avoided Citigroup (-55%). The Harris Oakmark International Portfolio also performed well, aided by good security selection in the Financial Sector of Western Europe. Holding large overweights in strong performing Credit Suisse and BNP Paribas offset holding weak performing Allianz and UBS. Although the Van Eck Global Natural Resources Portfolio made up only 1% of the Portfolio, it had a positive impact on performance due to its underweighting of

1

MetLife Defensive Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

several large, poor performing oil companies (Exxon Mobil, ConocoPhillips, and Chevron) and its overweighting of Metal & Mining stocks, including a position in Freeport-McMoRan Copper & Gold, which doubled during the six-month period.

Detracting the most from the Portfolio’s relative performance were the BlackRock Large Cap Value Portfolio and the Lord Abbett Growth and Income Portfolio. BlackRock’s blend of quantitative and qualitative analysis resulted in a focus on companies with a high-quality bias. During the market rally that began in early March, investors bid up the price of weaker companies that lost the most in the preceding year. Lord Abbett, despite good stock selection in the Financials sector, was adversely impacted by its value style. Despite overall good stock selection in the Financials sector, it was not able to overcome an overweight in that weak sector. The Artio International Stock Portfolio also detracted from the Portfolio’s relative and absolute performance due to a large cash position in a strong market and overall weak stock selection. Most notable was that they did not own several large strong performing companies in the Financials sector: Credit Suisse, BNP Paribas, and Barclays.

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
PIMCO Total Return Portfolio (Class A)	23.89%
Western Asset Management U.S. Government Portfolio (Class A)	11.33%
PIMCO Inflation Protected Bond Portfolio (Class A)	10.75%
Lord Abbett Bond Debenture Portfolio (Class A)	7.23%
MFS® Value Portfolio (Class A)	5.05%
BlackRock Large Cap Value Portfolio (Class A)	4.82%
BlackRock Bond Income Portfolio (Class A)	3.87%
Van Kampen Comstock Portfolio (Class A)	3.12%
BlackRock High Yield Portfolio (Class A)	3.11%
Davis Venture Value Portfolio (Class A)	3.08%
Harris Oakmark International Portfolio (Class A)	2.16%
Loomis Sayles Global Markets Portfolio (Class A)	2.15%
Artio International Stock Portfolio (Class A)	2.12%
Lord Abbett Growth and Income Portfolio (Class A)	2.05%
Jennison Growth Portfolio (Class A)	2.04%
Goldman Sachs Mid Cap Value Portfolio (Class A)	2.04%
Rainier Large Cap Equity Portfolio (Class A)	1.99%
Met/Templeton International Bond Portfolio (Class A)	1.90%
Clarion Global Real Estate Portfolio (Class A)	1.09%
MFS® Research International Portfolio (Class A)	1.09%
Van Eck Global Natural Resources Portfolio (Class A)	1.07%
Third Avenue Small Cap Value Portfolio (Class A)	1.05%
Lazard Mid Cap Portfolio (Class A)	1.05%
Met/AIM Small Cap Growth Portfolio (Class A)	0.98%
Met/Artisan Mid Cap Value Portfolio (Class A)	0.97%

2

MetLife Defensive Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Defensive Strategy Portfolio managed by MetLife Advisers, LLC vs. Dow Jones Moderately Conservative Index1 and Defensive Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	3 Year	Since Inception[4]
	MetLife Defensive Strategy Portfolio—Class A	8.41%	-9.61%	-0.61%	1.37%
—	Class B	8.17%	-9.95%	-0.87%	0.96%
—	Dow Jones Moderately Conservative Index[1]	5.33%	-8.11%	0.58%	2.63%
- -	Defensive Blended Benchmark[2]	4.42%	-7.12%	1.01%	2.60%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderately Conservative Index is a benchmark designed for asset allocation strategists who are willing to take 40% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 35% in equities over the past three years ending in June 2009.

2The Defensive Blended Benchmark is comprised of 27% Dow Jones U.S. Total Full Cap Index, 65% Barclays Capital U.S. Universal Index and 8% Morgan Stanley Capital International Europe Australasia and Far East Index.

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-EIRSA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MetLife Defensive Strategy Portfolio

Class A(a)(b)
Actual	0.70%	$1,000.00	$1,084.10	$0.47
Hypothetical	0.70%	1,000.00	1,024.35	0.45

Class B(a)(b)
Actual	0.96%	$1,000.00	$1,081.70	$1.81
Hypothetical	0.96%	1,000.00	1,023.06	1.76

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.0%
Artio International Stock Portfolio (Class A)(b)	4,058,842	$31,537,206
BlackRock Bond Income Portfolio (Class A)(b)	581,653	57,688,379
BlackRock High Yield Portfolio (Class A)(a)	6,960,513	46,357,016
BlackRock Large Cap Value Portfolio (Class A)(b)	9,162,981	71,746,146
Clarion Global Real Estate Portfolio (Class A)(a)	2,228,326	16,311,347
Davis Venture Value Portfolio (Class A)(b)	2,016,170	45,867,873
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	3,688,381	30,355,376
Harris Oakmark International Portfolio (Class A)(a)	3,481,172	32,200,841
Jennison Growth Portfolio (Class A)(b)	3,463,925	30,482,538
Lazard Mid Cap Portfolio (Class A)(a)	2,105,190	15,641,560
Loomis Sayles Global Markets Portfolio (Class A)(a)	3,938,481	32,059,236
Lord Abbett Bond Debenture Portfolio (Class A)(a)	10,328,089	107,825,251
Lord Abbett Growth and Income Portfolio (Class A)(a)	1,924,626	30,543,808
Met/AIM Small Cap Growth Portfolio (Class A)(a)	1,565,681	14,670,435
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	122,402	14,426,310
Met/Templeton International Bond Portfolio (Class A)(a)	2,815,576	28,324,692

Security Description	Shares	Value

Investment Company Securities - continued
MFS® Research International Portfolio (Class A)(a)	2,132,437	$16,249,170
MFS® Value Portfolio (Class A)(b)	7,951,960	75,225,537
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	15,309,947	160,142,045
PIMCO Total Return Portfolio (Class A)(a)	32,047,897	356,052,134
Rainier Large Cap Equity Portfolio (Class A)(a)	5,022,204	29,681,224
Third Avenue Small Cap Value Portfolio (Class A)(a)	1,518,719	15,718,740
Van Eck Global Natural Resources Portfolio (Class A)(b)	1,330,010	16,000,024
Van Kampen Comstock Portfolio (Class A)(a)	6,861,019	46,517,706
Western Asset Management U.S. Government Portfolio (Class A)(b)	14,783,894	168,832,071

Total Investment Company Securities (Cost $1,569,822,139)		1,490,456,665

TOTAL INVESTMENTS - 100.0% (Cost $1,569,822,139)		1,490,456,665

Other Assets and Liabilities (net) - 0.0%		(437,188)

NET ASSETS - 100.0%		$1,490,019,477

Portfolio Footnotes:

(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements

5

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$1,490,456,665	$—	$—	$1,490,456,665
TOTAL INVESTMENTS	$1,490,456,665	$—	$—	$1,490,456,665

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

MetLife Defensive Strategy Portfolio
Assets
Investments, at value (a)	$1,490,456,665
Receivable for Trust shares sold	1,891,521

Total assets	1,492,348,186

Liabilities
Payables for:
Investments purchased	979,915
Trust shares redeemed	911,606
Distribution and services fees—Class B	302,312
Management fee	111,762
Administration fee	1,964
Custodian and accounting fees	4,006
Deferred trustee fees	3,427
Accrued expenses	13,717

Total liabilities	2,328,709

Net Assets	$1,490,019,477

Net Assets Represented by
Paid in surplus	$1,670,075,281
Accumulated net realized loss	(163,921,582)
Unrealized depreciation on investments	(79,365,474)
Undistributed net investment income	63,231,252

Total	$1,490,019,477

Net Assets
Class A	$40,409

Class B	1,489,979,068

Capital Shares Outstanding
Class A	4,532

Class B	167,799,618

Net Asset Value and Offering Price Per Share
Class A	$8.92

Class B	8.88

(a) Investments at cost	$1,569,822,139

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MetLife Defensive Strategy Portfolio
Investment Income
Dividends from Underlying Portfolios	$65,480,112

Total investment income	65,480,112

Expenses
Management fee	507,223
Administration fees	11,901
Deferred Expense Reimbursement	66,454
Custodian and accounting fees	12,043
Distribution and services fees—Class B	1,606,253
Audit and tax services	14,581
Legal	16,734
Trustee fees and expenses	9,699
Insurance	2,246
Other	1,645

Total expenses	2,248,779

Net investment income	63,231,333

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(155,601,231)
Capital gain distributions from Underlying Portfolios	14,704,138

Net realized gain (loss) on investments and capital gain from Underlying Portfolios	(140,897,093)

Net change in unrealized appreciation on:
Investments	196,125,503

Net change in unrealized appreciation on investments	196,125,503

Net realized and unrealized gain on investments	55,228,410

Net Increase in Net Assets from Operations	$118,459,743

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MetLife Defensive Strategy Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$63,231,333	$32,466,683
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	(140,897,093)	16,636,884
Net change in unrealized appreciation (depreciation) on investments	196,125,503	(303,596,726)

Net increase (decrease) in net assets resulting from operations	118,459,743	(254,493,159)

Distributions to Shareholders
From net investment income
Class A	(1,949)	(527)
Class B	(43,226,221)	(15,447,927)
From net realized gains
Class A	(1,088)	(669)
Class B	(25,171,315)	(21,728,145)

Net decrease in net assets resulting from distributions	(68,400,573)	(37,177,268)

Capital Share Transactions
Proceeds from shares sold
Class A	8,312	56,516
Class B	361,299,677	978,023,100
Net asset value of shares issued through dividend reinvestment
Class A	3,037	1,196
Class B	68,397,536	37,176,072
Cost of shares repurchased
Class A	(29,119)	(3,806)
Class B	(133,135,477)	(389,721,998)

Net increase in net assets from capital share transactions	296,543,966	625,531,080

Net Increase in Net Assets	346,603,136	333,860,653
Net assets at beginning of period	1,143,416,341	809,555,688

Net assets at end of period	$1,490,019,477	$1,143,416,341

Net assets at end of period includes undistributed net investment income	$63,231,252	$43,228,089

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MetLife Defensive Strategy Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$ 8.68	$ 11.28	$11.10	$10.29	$ 9.82

Income (Loss) from Investment Operations
Net Investment Income(a)	0.44	0.27	0.23	0.36	0.17
Net Realized/Unrealized Gain (Loss) on Investments	0.25	(2.51)	0.46	0.56	0.43

Total from Investment Operations	0.69	(2.24)	0.69	0.91	0.60

Less Distributions
Dividends from Net Investment Income	(0.29)	(0.16)	(0.25)	(0.02)	(0.11)
Distributions from Net Realized Capital Gains	(0.16)	(0.20)	(0.26)	(0.08)	(0.02)

Total Distributions	(0.45)	(0.36)	(0.51)	(0.10)	(0.13)

Net Asset Value, End of Period	$ 8.92	$ 8.68	$11.28	$11.10	$10.29

Total Return	8.41%	(20.48)%	6.20%	9.01%	6.07%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.09%*	0.09%	0.09%	0.11%	0.12%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.09%*	0.09%	0.09%	0.12%	0.12%*
Ratio of Net Investment Income to Average Net Assets(g)	10.44%*	2.74%	2.05%	3.44%	2.53%*
Portfolio Turnover Rate	25.3%	29.5%	39.2%	35.3%	36.1%
Net Assets, End of Period (in millions)	$ — ++	$ — ++	$ — ++	$ — ++	$ — ++

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004(c)
Net Asset Value, Beginning of Period	$ 8.65	$ 11.25	$11.09	$10.29	$ 9.95	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.42	0.29	0.19	0.29	0.19	0.42
Net Realized/Unrealized Gain (Loss) on Investments	0.25	(2.55)	0.46	0.59	0.26	(0.29)

Total from Investment Operations	0.67	(2.26)	0.65	0.88	0.45	0.13

Less Distributions
Dividends from Net Investment Income	(0.28)	(0.14)	(0.23)	(0.00)+	(0.09)	(0.18)
Distributions from Net Realized Capital Gains	(0.16)	(0.20)	(0.26)	(0.08)	(0.02)	—

Total Distributions	(0.44)	(0.34)	(0.49)	(0.08)	(0.11)	(0.18)

Net Asset Value, End of Period	$ 8.88	$ 8.65	$11.25	$11.09	$10.29	$ 9.95

Total Return	8.17%	(20.65)%	5.92%	8.63%	4.48%	1.34%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.35%*	0.35%	0.35%	0.35%	0.35%	0.35	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.35%*	0.35%	0.36%	0.39%	0.40%	0.71	%*
Ratio of Net Investment Income to Average Net Assets(g)	9.84%*	2.93%	1.72%	2.79%	1.90%	26.11	%*
Portfolio Turnover Rate	25.3%	29.5%	39.2%	35.3%	36.1%	0.0	%(d)
Net Assets, End of Period (in millions)	$1,490.0	$1,143.4	$809.5	$541.5	$356.1	$129.8

*	Annualized
+	Rounds to less than $0.005 per share.
++	Net Assets less than 1/10 of $1 million.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Commencement of operations—11/04/2004.
(d)	For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MetLife Defensive Strategy Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$507,223	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2004	2005	2006	2007	2008	2009
		Subject to repayment until December 31,
Class A	Class B	2009	2010	2011	2012	2013	2014

0.10%	0.35%	$32,988	$130,573	$170,658	$54,067	$1,813	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Manager in accordance with the Expense Limitation Agreement during the period ended June 30, 2009:                     $66,454

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	6,464	962	364	(3,258)	(1,932)	4,532

12/31/2008	1,180	5,585	111	(412)	5,284	6,464

Class B

6/30/2009	132,189,711	42,914,660	8,230,750	(15,535,503)	35,609,907	167,799,618

12/31/2008	71,963,875	95,523,689	3,445,419	(38,743,272)	60,225,836	132,189,711

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$635,537,872	$—	$329,186,044

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,569,822,139	$16,639,416	$(96,004,890)	$(79,365,474)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$16,351,745	$13,196,339	$20,825,523	$13,778,091	$31,177,268	$26,974,430

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$43,228,089	$25,172,272	$(298,515,334)	$—	$(230,114,973)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Artio International Stock Portfolio (Class A)	2,997,599	1,134,059	(72,816)	4,058,842

BlackRock Bond Income Portfolio (Class A)	—	589,727	(8,074)	581,653

BlackRock High Yield Portfolio (Class A)	5,576,245	1,674,871	(290,603)	6,960,513

BlackRock Large Cap Value Portfolio (Class A)	—	9,286,491	(123,510)	9,162,981

Clarion Global Real Estate Portfolio (Class A)	3,089,876	1,317,333	(2,178,883)	2,228,326

Davis Venture Value Portfolio (Class A)	1,034,661	1,014,900	(33,391)	2,016,170

Goldman Sachs Mid Cap Value Portfolio (Class A)	2,888,471	868,194	(68,284)	3,688,381

Harris Oakmark International Portfolio (Class A)	2,712,336	1,246,790	(477,954)	3,481,172

Jennison Growth Portfolio (Class A)	2,894,622	688,950	(119,647)	3,463,925

Lazard Mid Cap Portfolio (Class A)	3,290,313	872,885	(2,058,008)	2,105,190

Legg Mason Value Equity Portfolio (Class A)	7,074,650	2,485,004	(9,559,654)	—

Loomis Sayles Global Markets Portfolio (Class A)	6,364,878	1,516,508	(3,942,905)	3,938,481

Lord Abbett Bond Debenture Portfolio (Class A)	11,723,556	3,545,649	(4,941,116)	10,328,089

Lord Abbett Growth and Income Portfolio (Class A)	3,514,855	1,378,490	(2,968,719)	1,924,626

Met AIM Small Cap Growth Portfolio (Class A)	—	1,586,642	(20,961)	1,565,681

Met Artisan Mid Cap Value Portfolio (Class A)	—	124,046	(1,644)	122,402

Met/Dimensional International Small Capital Portfolio (Class A)	1,115,110	312,682	(1,427,792)	—

Met/Templeton International Bond Portfolio (Class A)	—	2,854,822	(39,246)	2,815,576

MFS® Research International Portfolio (Class A)	1,795,863	489,094	(152,520)	2,132,437

MFS® Value Portfolio (Class A)	—	8,056,018	(104,058)	7,951,960

PIMCO Inflation Protected Bond Portfolio (Class A)	12,724,306	3,360,834	(775,193)	15,309,947

PIMCO Total Return Portfolio (Class A)	24,208,038	9,644,977	(1,805,118)	32,047,897

Rainier Large Cap Equity Portfolio (Class A)	3,919,714	1,197,057	(94,567)	5,022,204

T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,394,101	790,909	(5,185,010)	—

Third Avenue Small Cap Value Portfolio (Class A)	2,180,855	740,221	(1,402,357)	1,518,719

Van Eck Global Natural Resources Portfolio (Class A)	1,116,443	281,857	(68,290)	1,330,010

Van Kampen Comstock Portfolio (Class A)	8,196,301	3,141,065	(4,476,347)	6,861,019

Western Asset Management U.S. Government Portfolio (Class A)	11,257,927	3,812,492	(286,525)	14,783,894

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from Affiliate during the period	Ending Value

Artio International Stock Portfolio (Class A)	$(404,797)	$—	$211,855	$31,537,206

BlackRock Bond Income Portfolio (Class A)	5,946	—	—	57,688,379

BlackRock High Yield Portfolio (Class A)	(604,152)	—	2,577,197	46,357,016

BlackRock Large Cap Value Portfolio (Class A)	35,645	—	—	71,746,146

Clarion Global Real Estate Portfolio (Class A)	(15,058,868)	—	1,111,562	16,311,347

Davis Venture Value Portfolio (Class A)	(298,671)	—	484,703	45,867,873

Goldman Sachs Mid Cap Value Portfolio (Class A)	(328,406)	—	474,078	30,355,376

Harris Oakmark International Portfolio (Class A)	(4,772,836)	—	2,848,894	32,200,841

Jennison Growth Portfolio (Class A)	(346,838)	—	57,472	30,482,538

Lazard Mid Cap Portfolio (Class A)	(10,231,891)	—	416,253	15,641,560

Legg Mason Value Equity Portfolio (Class A)	(27,676,102)	—	867,381	—

Loomis Sayles Global Markets Portfolio (Class A)	(15,100,038)	—	1,488,653	32,059,236

Lord Abbett Bond Debenture Portfolio (Class A)	(12,386,112)	—	11,218,269	107,825,251

Lord Abbett Growth and Income Portfolio (Class A)	(31,036,254)	—	1,920,350	30,543,808

Met AIM Small Cap Growth Portfolio (Class A)	8,400	—	—	14,670,435

Met Artisan Mid Cap Value Portfolio (Class A)	7,783	—	—	14,426,310

Met/Dimensional International Small Capital Portfolio (Class A)	831,825	—	—	—

Met/Templeton International Bond Portfolio (Class A)	1,215	—	—	28,324,692

MFS® Research International Portfolio (Class A)	(943,294)	—	535,700	16,249,170

MFS® Value Portfolio (Class A)	64,325	—	—	75,225,537

PIMCO Inflation Protected Bond Portfolio (Class A)	(167,264)	—	5,905,533	160,142,045

PIMCO Total Return Portfolio (Class A)	(103,499)	17,357,333	22,395,299	356,052,134

Rainier Large Cap Equity Portfolio (Class A)	(355,192)	—	283,033	29,681,224

T. Rowe Price Mid Cap Growth Portfolio (Class A)	(7,517,230)	—	—	—

Third Avenue Small Cap Value Portfolio (Class A)	(7,096,982)	178,372	587,274	15,718,740

Van Eck Global Natural Resources Portfolio (Class A)	77,792	—	17,229	16,000,024

Van Kampen Comstock Portfolio (Class A)	(21,966,829)	—	2,030,707	46,517,706

Western Asset Management U.S. Government Portfolio (Class A)	(238,907)	—	7,217,103	168,832,071

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and has management determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

MetLife Growth Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class A and B shares of the Portfolio returned 7.44% and 7.31%, respectively, compared to the 9.13% return of its primary index, the Dow Jones Moderately Aggressive Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as over six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although Small Cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE Index, was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 85% in equities and 15% in fixed income. While the broad asset class allocation goals of this Portfolio remained the same, several adjustments to the goals to the sub-asset classes and the underlying portfolio targets were made during the first six months of 2009. This included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash from the underlying portfolios. In addition there was a slight increase in the goals to non-core asset classes such as small cap stocks and international stocks.

The Portfolio continues to be diversified across a wide variety of asset classes and underlying portfolios to add value over the long term. During 2008, investors shunned risk and rewarded only what they perceived to be the safest investments. This was especially true in the fixed income area where Treasuries outperformed high yield securities and investment grade corporate bonds by a wide margin. In contrast, exposure to credit based bonds helped actively managed fixed income portfolios during the first six months of 2009.

Factors impacting equities were more significant to the performance attribution of the Portfolio because of the 85% goal for equities. Generally, the underlying equity portfolios with a growth style performed better than those with a value style. This included the Jennison Growth Portfolio, which was helped by an overweight in the strong performing Information Technology sector and good security selection, especially in the Energy and Financials sectors. In Energy, they did not hold Exxon Mobil (-11.5%), but held Southwestern Energy (+34.1%); in Financials, they overweighted Goldman Sachs (+76%) and avoided Citigroup (-55%). The Harris Oakmark International Portfolio also performed well, aided by good security selection in the Financials sector of Western Europe. Holding large overweights in strong performing Credit Suisse and BNP Paribas offset holding weak performing Allianz and UBS. Although the Van Eck Global Natural Resources Portfolio made up only 2% of the Portfolio, it had a positive impact on performance due to its underweighting of several large, poor performing oil companies (Exxon Mobil, ConocoPhillips, and Chevron) and its overweighting of Metal & Mining stocks, including a position in Freeport-McMoRan Copper & Gold, which doubled during the six-month period. The rising tide of the emerging markets during the six months ending June 2009 lifted the MFS® Emerging Market Portfolio to a nearly 30% return and was a positive contributor to both relative and absolute return.

Detracting the most from the Portfolio’s relative performance were the BlackRock Large Cap Value Portfolio and the Lord Abbett Growth and Income Portfolio. BlackRock’s blend of quantitative and qualitative analysis resulted in a focus on companies with a high-quality bias. During the market rally that began in early March, investors bid up the price of weaker companies that lost the most in the preceding year. Lord Abbett, despite good stock selection in the Financials sector, was adversely impacted by its value style. Despite overall good stock selection in the Financials sector, it was not able to overcome an overweight in that weak sector. The Artio International Stock Portfolio also detracted from the Portfolio’s relative and absolute performance due to a large cash position in a strong market and overall weak stock selection. Most notable was that they did not own several large strong performing companies in the Financials sector: Credit Suisse, BNP Paribas, and Barclays.

1

MetLife Growth Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

Within the fixed income segment, the underlying portfolios with large exposures to high yield bonds, such as the Lord Abbett Bond Debenture Portfolio and the BlackRock High Yield Portfolio, were all up sharply relative to the broad bond indices for the period. Overall high yield exposure was about 2% of the Portfolio, which was in line with its target. The PIMCO Total Return Portfolio was a large contributor to relative return: it was helped by prescient yield curve positioning that anticipated the steepening of the yield curve and by having larger exposure to credit securities than the broad index. A position in Treasury Inflation Protected Securities (TIPS) also helped the PIMCO Total Return Portfolio.

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Davis Venture Value Portfolio (Class A)	8.14%
Jennison Growth Portfolio (Class A)	6.82%
MFS® Value Portfolio (Class A)	5.90%
Rainier Large Cap Equity Portfolio (Class A)	5.80%
BlackRock Large Cap Value Portfolio (Class A)	5.62%
Third Avenue Small Cap Value Portfolio (Class A)	5.06%
PIMCO Total Return Portfolio (Class A)	4.84%
MFS® Research International Portfolio (Class A)	4.21%
Harris Oakmark International Portfolio (Class A)	4.18%
Van Kampen Comstock Portfolio (Class A)	4.17%
Legg Mason Partners Aggressive Growth Portfolio (Class A)	4.10%
Lord Abbett Growth and Income Portfolio (Class A)	3.99%
Met/AIM Small Cap Growth Portfolio (Class A)	3.93%
PIMCO Inflation Protected Bond Portfolio (Class A)	3.81%
Clarion Global Real Estate Portfolio (Class A)	3.13%
Artio International Stock Portfolio (Class A)	3.09%
Janus Forty Portfolio (Class A)	2.93%
MFS® Emerging Markets Equity Portfolio (Class A)	2.21%
Met/Dimensional International Small Capital Portfolio (Class A)	2.17%
Loomis Sayles Global Markets Portfolio (Class A)	2.10%
Van Eck Global Natural Resources Portfolio (Class A)	2.09%
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2.01%
Goldman Sachs Mid Cap Value Portfolio (Class A)	1.98%
Turner Mid Cap Growth Portfolio (Class A)	1.94%
Met/Artisan Mid Cap Value Portfolio (Class A)	1.93%
Met/Templeton International Bond Portfolio (Class A)	1.85%
Lord Abbett Bond Debenture Portfolio (Class A)	1.02%
BlackRock High Yield Portfolio (Class A)	0.98%

2

MetLife Growth Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Growth Strategy Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderately Aggressive Index1

and Growth Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 year	3 year	Since Inception[4]
	MetLife Growth Strategy Portfolio—Class A	7.44%	-25.00%	-8.16%	-2.31%
—	Class B	7.31%	-25.18%	-8.37%	-1.78%
—	Dow Jones Moderately Aggressive Index[1]	9.13%	-20.82%	-4.49%	1.54%
- -	Growth Blended Benchmark[2]	5.64%	-22.82%	-5.89%	-0.23%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 80% in equities over the past three years ending in June 2009.

2The Growth Blended Benchmark is comprised of 63% Dow Jones U.S. Total Full Cap Index, 15% Barclays Capital U.S. Universal Index and 22% Morgan Stanley Capital International Europe Australasia and Far East Index (the MSCI EAFE® Index).

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-EIRSA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MetLife Growth Strategy Portfolio

Class A(a)(b)
Actual	0.90%	$1,000.00	$1,074.40	$0.31
Hypothetical	0.90%	1,000.00	1,024.50	0.30

Class B(a)(b)
Actual	1.15%	$1,000.00	$1,073.10	$1.59
Hypothetical	1.15%	1,000.00	1,023.26	1.56

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

Met Investors Series Trust

MetLife Growth Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.0%
Artio International Stock Portfolio (Class A)(b)	23,451,268	$182,216,352
BlackRock High Yield Portfolio (Class A)(a)	8,680,407	57,811,513
BlackRock Large Cap Value Portfolio (Class A)(b)	42,314,206	331,320,236
Clarion Global Real Estate Portfolio (Class A)(a)	25,253,785	184,857,707
Davis Venture Value Portfolio (Class A)(b)	21,084,782	479,678,796
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	14,194,083	116,817,302
Harris Oakmark International Portfolio (Class A)(a)	26,652,554	246,536,127
Janus Forty Portfolio (Class A)(a)	3,202,432	173,571,794
Jennison Growth Portfolio (Class A)(b)	45,697,007	402,133,660
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)	48,600,211	242,029,051
Loomis Sayles Global Markets Portfolio (Class A)(a)	15,174,272	123,518,573
Lord Abbett Bond Debenture Portfolio (Class A)(a)	5,750,507	60,035,293
Lord Abbett Growth and Income Portfolio (Class A)(a)	14,816,534	235,138,393
Met/AIM Small Cap Growth Portfolio (Class A)(a)	24,762,570	232,025,276
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	963,999	113,616,872
Met/Dimensional International Small Capital Portfolio (Class A)(b)	10,734,696	128,064,919
Met/Templeton International Bond Portfolio (Class A)(a)	10,834,693	108,997,015
MFS® Emerging Markets Equity Portfolio (Class A)(a)	17,968,876	130,274,352

Security Description	Shares	Value

Investment Company Securities - continued
MFS® Research International Portfolio (Class A)(a)	32,565,732	$248,150,875
MFS® Value Portfolio (Class A)(b)	36,755,074	347,703,004
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	21,498,448	224,873,771
PIMCO Total Return Portfolio (Class A)(a)	25,669,490	285,188,031
Rainier Large Cap Equity Portfolio (Class A)(a)	57,834,910	341,804,320
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	19,117,255	118,335,810
Third Avenue Small Cap Value Portfolio (Class A)(a)	28,803,062	298,111,687
Turner Mid Cap Growth Portfolio (Class A)(a)	13,803,664	114,156,305
Van Eck Global Natural Resources Portfolio (Class A)(b)	10,253,874	123,354,099
Van Kampen Comstock Portfolio (Class A)(a)	36,264,018	245,870,040

Total Investment Company Securities (Cost $7,474,282,624)		5,896,191,173

TOTAL INVESTMENTS - 100.0% (Cost $7,474,282,624)		5,896,191,173

Other Assets and Liabilities (net) - 0.0%		(1,656,516)

NET ASSETS - 100.0%		$5,894,534,657

Portfolio Footnotes:

(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements

5

Met Investors Series Trust

MetLife Growth Strategy Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$5,896,191,173	$—	$—	$5,896,191,173
TOTAL INVESTMENTS	$5,896,191,173	$—	$—	$5,896,191,173

See accompanying notes to financial statements

6

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

MetLife Growth Strategy Portfolio
Assets
Investments, at value (a)	$5,896,191,173
Receivable for Trust shares sold	961,465
Receivable from Manager	1,630

Total assets	5,897,154,268

Liabilities
Payables for:
Investments purchased	147,011
Trust shares redeemed	814,455
Distribution and services fees—Class B	1,220,202
Management fee	274,990
Administration fee	2,010
Custodian and accounting fees	9,731
Deferred trustee fees	3,427
Accrued expenses	147,785

Total liabilities	2,619,611

Net Assets	$5,894,534,657

Net Assets Represented by
Paid in surplus	$8,768,147,747
Accumulated net realized loss	(1,419,497,684)
Unrealized depreciation on investments	(1,578,091,451)
Undistributed net investment income	123,976,045

Total	$5,894,534,657

Net Assets
Class A	$3,068,509

Class B	5,891,466,148

Capital Shares Outstanding
Class A	401,069

Class B	772,271,488

Net Asset Value and Offering Price Per Share
Class A	$7.65

Class B	7.63

(a) Investments at cost	$7,474,282,624

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MetLife Growth Strategy Portfolio
Investment Income
Dividends from Underlying Portfolios	$132,162,175

Total investment income	132,162,175

Expenses
Management fee	1,492,561
Administration fees	11,901
Deferred Expense Reimbursement	4,891
Custodian and accounting fees	9,276
Distribution and services fees—Class B	6,529,987
Audit and tax services	103,833
Legal	11,507
Trustee fees and expenses	9,699
Insurance	10,831
Other	1,644

Total expenses	8,186,130

Net investment income	123,976,045

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(1,340,514,135)
Capital gain distributions from Underlying Portfolios	14,280,162

Net realized loss on investments and capital gain from Underlying Portfolios	(1,326,233,973)

Net change in unrealized appreciation on:
Investments	1,598,252,644

Net change in unrealized appreciation on investments	1,598,252,644

Net realized and unrealized gain on investments	272,018,671

Net Increase in Net Assets from Operations	$395,994,716

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MetLife Growth Strategy Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$123,976,045	$89,753,717
Net realized gain (1oss) on investments and capital gain distributions from Underlying Portfolios	(1,326,233,973)	168,877,795
Net change in unrealized appreciation (depreciation) on investments	1,598,252,644	(3,421,160,292)

Net increase (decrease) in net assets resulting from operations	395,994,716	(3,162,528,780)

Distributions to Shareholders
From net investment income
Class A	—	(130,392)
Class B	—	(247,396,867)
From net realized gains
Class A	—	(237,898)
Class B	—	(494,824,153)

Net decrease in net assets resulting from distributions	—	(742,589,310)

Capital Share Transactions
Proceeds from shares sold
Class A	690,986	1,202,294
Class B	366,869,359	1,001,886,561
Net asset value of shares issued through acquisition
Class A	—	—
Class B	—	205,336,951
Net asset value of shares issued through dividend reinvestment
Class A	—	368,290
Class B	—	742,221,020
Cost of shares repurchased
Class A	(184,922)	(1,052,446)
Class B	(251,856,883)	(856,089,538)

Net increase in net assets from capital share transactions	115,518,540	1,093,873,132

Net Increase (Decrease) in Net Assets	511,513,256	(2,811,244,958)
Net assets at beginning of period	5,383,021,401	8,194,266,359

Net assets at end of period	$5,894,534,657	$5,383,021,401

Net assets at end of period includes undistributed net investment income	$123,976,045	$—

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MetLife Growth Strategy Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005(b)
Net Asset Value, Beginning of Period	$7.12		$12.89	$12.89	$11.39		$10.19

Income (Loss) from Investment Operations
Net Investment Income(a)	0.16		0.16	0.10	0.26		0.90
Net Realized/Unrealized Gain (Loss) on Investments	0.37		(4.77)	0.55	1.33		0.44

Total from Investment Operations	0.53		(4.61)	0.65	1.59		1.34

Less Distributions
Dividends from Net Investment Income	—		(0.41)	(0.19)	(0.02)		(0.12)
Distributions from Net Realized Capital Gains	—		(0.75)	(0.46)	(0.07)		(0.02)

Total Distributions	—		(1.16)	(0.65)	(0.09)		(0.14)

Net Asset Value, End of Period	$7.65		$7.12	$12.89	$12.89		$11.39

Total Return	7.44%		(37.74)%	5.03%	14.04%		13.20%
Ratio of Expenses to Average Net Assets After Reimbursement(f)	0.06	%*	0.06%	0.06%	0.08%		0.04%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)	0.06	%*	0.06%	0.06%	0.08	%(e)	0.04%*
Ratio of Net Investment Income to Average Net Assets(h)	4.56	%*	1.50%	0.77%	2.19%		11.87%*
Portfolio Turnover Rate	35.6%		23.0	15.3%	19.8%		15.1%
Net Assets, End of Period (in millions)	$3.1		$2.4	$3.8	$2.6		$1.2

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005	2004(c)
Net Asset Value, Beginning of Period	$7.11		$12.85	$12.87	$11.40		$10.56	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.16		0.13	0.07	0.22		0.22	0.19
Net Realized/Unrealized Gain (Loss) on Investments	0.36		(4.75)	0.53	1.32		0.74	0.44

Total from Investment Operations	0.52		(4.62)	0.60	1.54		0.96	0.63

Less Distributions
Dividends from Net Investment Income	—		(0.37)	(0.16)	(0.00	) +	(0.10)	(0.07)
Distributions from Net Realized Capital Gains	—		(0.75)	(0.46)	(0.07)		(0.02)	—

Total Distributions	—		(1.12)	(0.62)	(0.07)		(0.12)	(0.07)

Net Asset Value, End of Period	$7.63		$7.11	$12.85	$12.87		$11.40	$10.56

Total Return	7.31%		(37.87)%	4.70%	13.59%		9.12%	6.30%
Ratio of Expenses to Average Net Assets After Reimbursement(f)	0.31	%*	0.31%	0.31%	0.33%		0.31%	0.35	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)	0.31	%*	0.31%	0.31%	0.33	%(e)	0.31%	0.39	%*
Ratio of Net Investment Income to Average Net Assets(h)	4.74	%*	1.28%	0.50%	1.81%		2.03%	11.59	%*
Portfolio Turnover Rate	35.6%		23.0%	15.3%	19.8%		15.1%	0.0	%(d)
Net Assets, End of Period (in millions)	$5,891.5		$5,380.6	$8,190.5	$5,510.3		$3,206.2	$1,379.4

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Commencement of operations—11/04/2004.
(d)	For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e)	Excludes the effect of deferred expense reimbursement.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MetLife Growth Strategy Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$841,458	$841,458

The Portfolio acquired capital losses of $26,716,852 in the merger with Strategic Conservative Growth Portfolio on November 7, 2008, which are subject to a first year limitation of $25,875,394.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,492,561	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

Expenses Deferred in
2006		2007		2008		2009
Subject to repayment until December 31,
2011		2012		2013		2014

$36,665	*	$126,028	*	$112,802	*	$—

* On November 7, 2008, the Strategic Conservative Growth Portfolio merged with and into MetLife Growth Strategy Portfolio. The repayment of the subsidy amount for the Strategic Conservative Growth Portfolio will occur from the MetLife Growth Strategy Portfolio.

As a result of the Strategic Conservative Growth Portfolio acquisition, the Manager was entitled to a subsidy amount of $275,495, which $4,891 was repaid by the Portfolio during the period ended June 30, 2009.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Shares Issued in Connection with Acquisition	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	334,496	93,948	—	—	(27,375)	66,573	401,069
12/31/2008	293,957	105,509	—	39,202	(104,172)	40,539	334,496

Class B

6/30/2009	757,246,219	52,976,784	—	—	(37,951,515)	15,025,269	772,271,488
12/31/2008	637,247,569	95,040,000	28,244,422	79,520,078	(82,805,850)	119,998,650	757,246,219

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$2,137,703,455	$—	$1,883,719,970

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$7,474,282,624	$91,004,139	$(1,669,095,590)	$(1,578,091,451)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$266,267,801	$77,728,831	$476,321,509	$218,090,838	$742,589,310	$295,819,669

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(3,268,766,348)	$(841,458)	$(3,269,607,806)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Artio International Stock Portfolio (Class A)	21,116,471	2,773,786	(438,989)	23,451,268

BlackRock High Yield Portfolio (Class A)	—	8,707,490	(27,083)	8,680,407

BlackRock Large Cap Value Portfolio (Class A)	—	42,451,112	(136,906)	42,314,206

Clarion Global Real Estate Portfolio (Class A)*	21,754,350	4,004,521	(505,086)	25,253,785

Davis Venture Value Portfolio (Class A)	24,349,095	2,280,823	(5,545,136)	21,084,782

Goldman Sachs Mid Cap Value Portfolio (Class A)*	13,586,308	1,262,398	(654,623)	14,194,083

Harris Oakmark International Portfolio (Class A)	19,663,178	7,405,367	(415,991)	26,652,554

Janus Forty Portfolio (Class A)	—	3,212,357	(9,925)	3,202,432

Jennison Growth Portfolio (Class A)*	13,638,870	32,945,315	(887,178)	45,697,007

Lazard Mid Cap Portfolio (Class A)	15,486,835	590,399	(16,077,234)	—

Legg Mason Partners Aggressive Growth Portfolio (Class A)*	71,365,336	2,409,543	(25,174,668)	48,600,211

Legg Mason Value Equity Portfolio (Class A)	44,214,958	4,877,449	(49,092,407)	—

Loomis Sayles Global Markets Portfolio (Class A)	29,888,222	1,681,342	(16,395,292)	15,174,272

Lord Abbett Bond Debenture Portfolio (Class A)	10,948,509	1,235,538	(6,433,540)	5,750,507

Lord Abbett Growth and Income Portfolio (Class A)	33,200,096	4,213,836	(22,597,398)	14,816,534

Met/AIM Small Cap Growth Portfolio (Class A)*	12,898,961	12,246,854	(383,245)	24,762,570

Met/Artisan Mid Cap Value (Class A)	992,269	67,210	(95,480)	963,999

Met/Dimensional International Small Capital Portfolio (Class A)*	10,387,289	815,592	(468,185)	10,734,696

Met/Templeton International Bond Portfolio (Class A)	—	10,870,697	(36,004)	10,834,693

MFS® Emerging Markets Equity Portfolio (Class A)	31,075,165	1,540,946	(14,647,235)	17,968,876

MFS® Research International Portfolio (Class A)	24,222,074	10,423,954	(2,080,296)	32,565,732

MFS® Value Portfolio (Class A)	—	36,868,699	(113,625)	36,755,074

PIMCO Inflation Protected Bond Portfolio (Class A)	10,777,318	11,700,611	(979,481)	21,498,448

PIMCO Total Return Portfolio (Class A)	18,800,110	8,826,378	(1,956,998)	25,669,490

Rainier Large Cap Equity Portfolio (Class A)*	46,164,159	12,934,695	(1,263,944)	57,834,910

T. Rowe Price Mid Cap Growth Portfolio (Class A)	20,673,344	729,511	(2,285,600)	19,117,255

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Third Avenue Small Cap Value Portfolio (Class A)*	41,123,655	3,449,495	(15,770,088)	28,803,062

Turner Mid Cap Growth Portfolio (Class A)*	14,336,594	580,292	(1,113,222)	13,803,664

Van Eck Global Natural Resources Portfolio (Class A)*	10,410,008	392,255	(548,389)	10,253,874

Van Kampen Comstock Portfolio (Class A)	92,488,640	10,524,639	(66,749,261)	36,264,018

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2009. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

Artio International Stock Portfolio (Class A)	$(2,834,023)	$—	$1,226,131	$182,216,352

BlackRock High Yield Portfolio (Class A)	10,858	—	—	57,811,513

BlackRock Large Cap Value Portfolio (Class A)	27,703	—	—	331,320,236

Clarion Global Real Estate Portfolio (Class A)	(3,189,514)	—	6,377,703	184,857,707

Davis Venture Value Portfolio (Class A)	(40,859,602)	—	9,341,762	479,678,796

Goldman Sachs Mid Cap Value Portfolio (Class A)	(3,195,879)	—	1,828,422	116,817,302

Harris Oakmark International Portfolio (Class A)	(4,424,873)	—	16,516,701	246,536,127

Janus Forty Portfolio (Class A)	35,985	—	—	173,571,794

Jennison Growth Portfolio (Class A)	(3,084,787)	—	223,447	402,133,660

Lazard Mid Cap Portfolio (Class A)	(57,083,792)	—	1,603,194	—

Legg Mason Partners Aggressive Growth Portfolio (Class A)	(87,443,931)	—	432,919	242,029,051

Legg Mason Value Equity Portfolio (Class A)	(248,701,536)	—	4,447,122	—

Loomis Sayles Global Markets Portfolio (Class A)	(42,258,545)	—	5,792,324	123,518,573

Lord Abbett Bond Debenture Portfolio (Class A)	(15,272,423)	—	8,753,574	60,035,293

Lord Abbett Growth and Income Portfolio (Class A)	(303,380,853)	—	14,786,073	235,138,393

Met/AIM Small Cap Growth Portfolio (Class A)	(2,192,501)	—	—	232,025,276

Met/Artisan Mid Cap Value (Class A)	(13,461,453)	—	1,385,327	113,616,872

Met/Dimensional International Small Capital Portfolio (Class A)	(129,110)	—	—	128,064,919

Met/Templeton International Bond Portfolio (Class A)	(321)	—	—	108,997,015

MFS® Emerging Markets Equity Portfolio (Class A)	(59,911,122)	—	4,108,424	130,274,352

MFS® Research International Portfolio (Class A)	(15,712,166)	—	6,196,740	248,150,875

MFS® Value Portfolio (Class A)	74,695	—	—	347,703,004

PIMCO Inflation Protected Bond Portfolio (Class A)	(42,478)	—	4,193,882	224,873,771

PIMCO Total Return Portfolio (Class A)	136,511	31,323,734	(5,492,047)	285,188,031

Rainier Large Cap Equity Portfolio (Class A)	(5,363,619)	—	2,739,281	341,804,320

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

T. Rowe Price Mid Cap Growth Portfolio (Class A)	$(7,983,131)	$—	$—	$118,335,810

Third Avenue Small Cap Value Portfolio (Class A)	(98,985,661)	3,382,891	8,392,560	298,111,687

Turner Mid Cap Growth Portfolio (Class A)	(3,614,406)	—	—	114,156,305

Van Eck Global Natural Resources Portfolio (Class A)	96,963	—	133,781	123,354,099

Van Kampen Comstock Portfolio (Class A)	(321,771,124)	—	18,748,392	245,870,040

10. Acquisitions

As of the close of business on November 7, 2008, MetLife Growth Strategy Portfolio (“Growth”) acquired all the net assets of Strategic Conservative Growth Portfolio (“Conservative Growth”), a series of the Trust, pursuant to a plan of reorganization approved by Conservative Growth shareholders on November 5, 2008. The acquisition was accomplished by a tax-free exchange of 28,244,422 Class B shares of Growth (valued at $205,336,951) in exchange for 31,012,551 Class B shares of Conservative Growth outstanding on November 7, 2008. Conservative Growth Class B net assets at that date ($205,336,951), including $88,001,600 of unrealized depreciation and $28,816,585 of accumulated net realized losses, were combined with those of Growth Class B. The aggregate Class B net assets of Growth immediately before the acquisition were $5,245,469,631. The aggregate Class B net assets of Conservative Growth immediately before the acquisition were $205,336,951. The aggregate Class B net assets of Growth immediately after the acquisition were $5,450,806,582.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

MetLife Moderate Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Class A and B shares of the Portfolio returned 8.48% and 8.33%, respectively, compared to the 7.11% return of its primary index, the Dow Jones Moderate Index.

Market Environment/Conditions

The worst economic downturn since the 1930s—dubbed “The Great Recession” by some pundits—showed few signs of sustained improvement; although at least the rapid rate of descent appeared to have slowed during the first half of 2009. The Unemployment Rate reached 9.5% in June as over six million jobs were lost over the past twelve months. Other economic statistics were more ambiguous: Consumer Confidence, although still well below its level of two years ago, recovered from the level reached in March and Existing Home Sales improved modestly in response to lower house prices and improved availability of credit.

The Barclays Capital U.S. Aggregate Bond Index produced a modest, but positive total return of 1.9% for the first six months of 2009. The increase in Treasury yields that lowered the price of Treasury bonds was offset by a narrowing of yield spreads, which boosted credit based securities as investors became more positive on the prospects for the economy. The Barclays Capital U.S. Treasury Index was down 4.3% for the six months ending June, while the Barclays Capital U.S. Corporate Investment Grade Index was up 8.3%. Although the Barclays U.S. Corporate High Yield Index was up over 30% for the six-month period, it was still down 2.4% over the previous twelve months. The yield on Three Month Treasury Bills stayed close to 0.2% as the Federal Reserve kept their target rate in the 0.00% to 0.25% range.

The Standard & Poor’s 500 Index, buoyed by a robust 15.9% return for the second quarter, returned 3.2% for the six months ending in June. The rout in stocks that began last summer continued into the first quarter of this year as the severity of the recession became apparent. A turnaround began in early March on improving sentiment and stocks surged over 35% from the low in early March to the end of the June. Although Small Cap stocks had better performance in the second quarter, they were up slightly less than large cap stocks for the full six-month period as measured by the 2.6% rise of the Russell 2000® Index. Growth outperformed Value stocks during the first half of 2009 primarily due to the strength of technology companies compared to the relative weakness in traditional value stocks such as those in the Financials sector. Technology and Basic Materials were the best performing sectors over the six-month period. The Financials sector, despite a nearly 100% return from the middle of March to the end of June, was still among the worst performing sectors for the six-month period (-3.4%). The MSCI EAFE Index was up nearly 8% for the six months ending in June, slightly more than the local return due to a weaker dollar that made foreign securities more valuable to the U.S. dollar based investor. Emerging Market equities and international small cap equities were both up more than the large cap stocks from developed countries.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. with a broad allocation goal of 50% in equities and 50% in fixed income. While the broad asset class allocation goals of this Portfolio remained the same, several adjustments to the goals to the sub-asset classes and the underlying portfolio targets were made during the first six months of 2009. This included the elimination of a formal goal for cash, although we still expect the Portfolio will hold some residual cash from the underlying portfolios. In addition there was a slight decrease in the goals to non-core asset classes such as high yield bonds and small cap stocks.

The Portfolio continues to be diversified across a wide variety of asset classes and underlying portfolios to add value over the long term. During 2008, investors shunned risk and rewarded only what they perceived to be the safest investments. This was especially true in the fixed income area where Treasuries outperformed high yield securities and investment grade corporate bonds by a wide margin. In contrast, exposure to credit based bonds helped actively managed fixed income portfolios during the first six months of 2009. This factor was still a significant factor even though the bond exposure or this Portfolio was only 50%.

Within the fixed income segment, the underlying portfolios with large exposures to high yield bonds, such as the Lord Abbett Bond Debenture Portfolio and the BlackRock High Yield Portfolio, were all up sharply relative to the broad bond indices for the period. Overall high yield exposure was about 5% of the Portfolio, which was in line with its target. The PIMCO Total Return Portfolio—the single largest holding in the Portfolio—was the largest contributor to relative return: it was helped by prescient yield curve positioning that anticipated the steepening of the yield curve and by having larger exposure to credit securities than the broad index. A position in Treasury Inflation Protected Securities (TIPS) also helped the PIMCO Total Return Portfolio. The Western Asset Management U.S. Government Portfolio had a negative impact on relative performance due to its exposure to Treasury securities, which were negative for the period due to the rise in yields, as well as exposure to non-agency mortgage securities, which continue to be hurt by the sub-prime mortgage crisis.

Generally, the underlying equity portfolios with a growth style performed better than those with a value style. This included the Jennison Growth Portfolio which was helped by an overweight in the strong performing Information Technology sector and good security selection, especially in the Energy and Financials sectors. In Energy, they did not hold Exxon Mobil (-11.5%), but held Southwestern Energy (+34.1%); in Financials, they overweighted Goldman Sachs (+76%) and avoided Citigroup (-55%). The Harris Oakmark International Portfolio also performed well, aided by good security selection in the Financials Sector of Western Europe. Holding large overweights in strong performing Credit Suisse and BNP Paribas offset holding weak performing Allianz and UBS. Although the Van Eck Global Natural Resources Portfolio made up only 1% of the Portfolio, it had a positive impact on performance due to its underweighting of several large, poor performing oil companies (Exxon Mobil, ConocoPhillips, and Chevron) and its overweighting of Metal & Mining stocks, including a position in Freeport-McMoRan Copper & Gold,

1

MetLife Moderate Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

which doubled during the six-month period. The rising tide of the emerging markets during the six months ending June 2009 lifted the MFS® Emerging Market Portfolio to a nearly 30% return and was a positive contributor to both relative and absolute return.

Detracting the most from the Portfolio’s relative performance were the BlackRock Large Cap Value Portfolio and the Lord Abbett Growth and Income Portfolio. BlackRock’s blend of quantitative and qualitative analysis resulted in a focus on companies with a high-quality bias. During the market rally that began in early March, investors bid up the price of weaker companies that lost the most in the preceding year. Lord Abbett, despite good stock selection in the Financials sector, was adversely impacted by its value style. Despite overall good stock selection in the Financials sector, it was not able to overcome an overweight in that weak sector. The Artio International Stock Portfolio also detracted from the Portfolio’s relative and absolute performance due to a large cash position in a strong market and overall weak stock selection. Most notable was that they did not own several large strong performing companies in the Financials sector: Credit Suisse, BNP Paribas, and Barclays.

MetLife Advisers, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
PIMCO Total Return Portfolio (Class A)	20.71%
Western Asset Management U.S. Government Portfolio (Class A)	7.50%
Davis Venture Value Portfolio (Class A)	6.12%
MFS® Value Portfolio (Class A)	6.00%
PIMCO Inflation Protected Bond Portfolio (Class A)	5.81%
BlackRock Large Cap Value Portfolio (Class A)	5.73%
Lord Abbett Bond Debenture Portfolio (Class A)	5.14%
Van Kampen Comstock Portfolio (Class A)	4.12%
Lord Abbett Growth and Income Portfolio (Class A)	3.03%
Third Avenue Small Cap Value Portfolio (Class A)	3.02%
Jennison Growth Portfolio (Class A)	3.01%
Rainier Large Cap Equity Portfolio (Class A)	2.96%
Harris Oakmark International Portfolio (Class A)	2.14%
Loomis Sayles Global Markets Portfolio (Class A)	2.13%
Clarion Global Real Estate Portfolio (Class A)	2.12%
MFS® Research International Portfolio (Class A)	2.12%
Artio International Stock Portfolio (Class A)	2.09%
BlackRock High Yield Portfolio (Class A)	2.05%
Goldman Sachs Mid Cap Value Portfolio (Class A)	2.01%
BlackRock Bond Income Portfolio (Class A)	1.92%
Met/Templeton International Bond Portfolio (Class A)	1.89%
MFS® Emerging Markets Equity Portfolio (Class A)	1.14%
Met/Dimensional International Small Capital Portfolio (Class A)	1.13%
Lazard Mid Cap Portfolio (Class A)	1.06%
Van Eck Global Natural Resources Portfolio (Class A)	1.06%
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1.05%
Turner Mid Cap Growth Portfolio (Class A)	1.01%
Met/AIM Small Cap Growth Portfolio (Class A)	0.97%
Met/Artisan Mid Cap Value Portfolio (Class A)	0.96%

2

MetLife Moderate Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

MetLife Moderate Strategy Portfolio managed by MetLife Advisers, LLC vs. Dow Jones Moderate Index1 and Moderate Blended Benchmark2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	3 Year	Since Inception[4]
	MetLife Moderate Strategy Portfolio—Class A	8.48%	-14.35%	-2.64%	0.48%
—	Class B	8.33%	-14.62%	-2.90%	0.27%
—	Dow Jones Moderate Index[1]	7.11%	-14.71%	-1.90%	2.20%
- -	Moderate Blended Benchmark[2]	4.95%	-11.90%	-0.95%	1.84%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones. The index has held an average of 58% in equities over the past three years ending in June 2009.

2The Moderate Blended Benchmark is comprised of 37% Dow Jones U.S. Total Full Cap Index, 50% Barclays Capital U.S. Universal Index and 13% Morgan

Stanley Capital International Europe Australasia and Far East Index (the MSCI EAFE® Index).

The Dow Jones U.S. Total Full Cap Index measures the performance of all U.S. equity securities with readily available price data.

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High-Yield Corporate Index, the Investment Grade 144A Index, the Eurodollar Index, the U.S. Emerging Markets Index and the non-EIRSA portion of the Commercial Mortgage Backed Securities Index.

The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

3

MetLife Moderate Strategy Portfolio	For the period ended 6/30/09
Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

4

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MetLife Moderate Strategy Portfolio

Class A(a)(b)
Actual	0.83%	$1,000.00	$1,084.80	$0.41
Hypothetical	0.83%	1,000.00	1,024.40	0.40

Class B(a)(b)
Actual	1.08%	$1,000.00	$1,083.30	$1.70
Hypothetical	1.08%	1,000.00	1,023.16	1.66

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

5

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 100.0%
Artio International Stock Portfolio (Class A)(b)	6,423,331	$49,909,279
BlackRock Bond Income Portfolio (Class A)(b)	461,975	45,818,723
BlackRock High Yield Portfolio (Class A)(a)	7,356,785	48,996,186
BlackRock Large Cap Value Portfolio (Class A)(b)	17,451,542	136,645,577
Clarion Global Real Estate Portfolio (Class A)(a)	6,923,619	50,680,889
Davis Venture Value Portfolio (Class A)(b)	6,419,859	146,051,797
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	5,843,166	48,089,260
Harris Oakmark International Portfolio (Class A)(a)	5,508,263	50,951,437
Jennison Growth Portfolio (Class A)(b)	8,158,467	71,794,513
Lazard Mid Cap Portfolio (Class A)(a)	3,418,345	25,398,303
Loomis Sayles Global Markets Portfolio (Class A)(a)	6,234,343	50,747,550
Lord Abbett Bond Debenture Portfolio (Class A)(a)	11,735,848	122,522,258
Lord Abbett Growth and Income Portfolio (Class A)(a)	4,548,226	72,180,340
Met/AIM Small Cap Growth Portfolio (Class A)(a)	2,485,150	23,285,857
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	194,271	22,896,724
Met/Dimensional International Small Capital Portfolio (Class A)(b)	2,252,912	26,877,242
Met/Templeton International Bond Portfolio (Class A)(a)	4,472,872	44,997,090
MFS® Emerging Markets Equity Portfolio (Class A)(a)	3,743,003	27,136,771

Security Description	Shares	Value

Investment Company Securities - continued
MFS® Research International Portfolio (Class A)(a)	6,628,179	$50,506,724
MFS® Value Portfolio (Class A)(b)	15,134,883	143,175,992
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	13,242,816	138,519,853
PIMCO Total Return Portfolio (Class A)(a)	44,473,226	494,097,541
Rainier Large Cap Equity Portfolio (Class A)(a)	11,946,748	70,605,282
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	4,063,153	25,150,917
Third Avenue Small Cap Value Portfolio (Class A)(a)	6,963,483	72,072,045
Turner Mid Cap Growth Portfolio (Class A)(a)	2,924,272	24,183,731
Van Eck Global Natural Resources Portfolio (Class A)(b)	2,103,280	25,302,463
Van Kampen Comstock Portfolio (Class A)(a)	14,508,724	98,369,147
Western Asset Management U.S. Government Portfolio (Class A)(b)	15,660,885	178,847,303

Total Investment Company Securities (Cost $2,655,528,411)		2,385,810,794

TOTAL INVESTMENTS - 100.0% (Cost $2,655,528,411)		2,385,810,794

Other Assets and Liabilities (net) - 0.0%		(638,711)

NET ASSETS - 100.0%		$2,385,172,083

Portfolio Footnotes:

(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements

6

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$2,385,810,794	$—	$—	$2,385,810,794
TOTAL INVESTMENTS	$2,385,810,794	$—	$—	$2,385,810,794

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

MetLife Moderate Strategy Portfolio
Assets
Investments, at value (a)	$2,385,810,794
Receivable for investments sold	146,615
Receivable for Trust shares sold	735,625

Total assets	2,386,693,034

Liabilities
Due to Custodian	1
Payables for:
Trust shares redeemed	882,240
Distribution and services fees—Class B	484,779
Management fee	127,820
Administration fee	1,964
Custodian and accounting fees	12,733
Deferred trustee fees	3,427
Accrued expenses	7,987

Total liabilities	1,520,951

Net Assets	$2,385,172,083

Net Assets Represented by
Paid in surplus	$2,898,395,307
Accumulated net realized loss	(326,186,138)
Unrealized depreciation on investments	(269,717,617)
Undistributed net investment income	82,680,531

Total	$2,385,172,083

Net Assets
Class A	$1,030,075

Class B	2,384,142,008

Capital Shares Outstanding
Class A	122,969

Class B	285,064,108

Net Asset Value and Offering Price Per Share
Class A	$8.38

Class B	8.36

(a) Investments at cost	$2,655,528,411

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MetLife Moderate Strategy Portfolio
Investment Income
Dividends from Underlying Portfolios	$85,955,547

Total investment income	85,955,547

Expenses
Management fee	689,649
Administration fees	11,901
Custodian and accounting fees	9,150
Distribution and services fees—Class B	2,517,284
Audit and tax services	14,581
Legal	16,734
Trustee fees and expenses	9,699
Insurance	4,033
Other	1,897

Total expenses	3,274,928

Net investment income	82,680,619

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(316,369,876)
Capital gain distributions from Underlying Portfolios	18,073,688

Net realized loss on investments and capital gain from Underlying Portfolios	(298,296,188)

Net change in unrealized appreciation on:
Investments	392,004,720

Net change in unrealized appreciation on investments	392,004,720

Net realized and unrealized gain on investments	93,708,532

Net Increase in Net Assets from Operations	$176,389,151

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MetLife Moderate Strategy Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$82,680,619	$54,653,304
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	(298,296,188)	58,750,134
Net change in unrealized appreciation (depreciation) on investments	392,004,720	(778,881,328)

Net increase (decrease) in net assets resulting from operations	176,389,151	(665,477,890)

Distributions to Shareholders
From net investment income
Class A	(38,184)	(20,354)
Class B	(76,842,486)	(39,083,679)
From net realized gains
Class A	(26,840)	(27,369)
Class B	(57,923,961)	(59,210,473)

Net decrease in net assets resulting from distributions	(134,831,471)	(98,341,875)

Capital Share Transactions
Proceeds from shares sold
Class A	65,444	330,375
Class B	421,181,780	704,845,608
Net asset value of shares issued through dividend reinvestment
Class A	65,024	47,723
Class B	134,766,447	98,294,152
Cost of shares repurchased
Class A	(29,641)	(53,370)
Class B	(128,481,772)	(376,422,302)

Net increase in net assets from capital share transactions	427,567,282	427,042,186

Net Increase (Decrease) in Net Assets	469,124,962	(336,777,579)
Net assets at beginning of period	1,916,047,121	2,252,824,700

Net assets at end of period	$2,385,172,083	$1,916,047,121

Net assets at end of period includes undistributed net investment income	$82,680,531	$76,880,582

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MetLife Moderate Strategy Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006		2005(b)
Net Asset Value, Beginning of Period	$8.29	$11.73	$11.58	$10.57		$9.91

Income (Loss) from Investment Operations
Net Investment Income(a)	0.34	0.27	0.20	0.19		1.25
Net Realized/Unrealized Gain (Loss) on Investments	0.31	(3.22)	0.54	0.93		(0.44)

Total from Investment Operations	0.65	(2.95)	0.74	1.12		0.81

Less Distributions
Dividends from Net Investment Income	(0.33)	(0.21)	(0.27)	(0.02)		(0.13)
Distributions from Net Realized Capital Gains	(0.23)	(0.28)	(0.32)	(0.09)		(0.02)

Total Distributions	(0.56)	(0.49)	(0.59)	(0.11)		(0.15)

Net Asset Value, End of Period	$8.38	$8.29	$11.73	$11.58		$10.57

Total Return	8.48%	(26.19)%	6.49%	10.62%		8.16%
Ratio of Expenses to Average Net Assets After Reimbursement(f)	0.08%*	0.07%	0.07%	0.09%		0.09%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)	0.08%*	0.07%	0.07%	0.09	%(e)	0.09%*
Ratio of Net Investment Income to Average Net Assets(h)	8.56%*	2.74%	1.73%	1.76%		17.59%*
Portfolio Turnover Rate	28.5%	21.6%	18.1%	22.2%		22.6%
Net Assets, End of Period (in millions)	$1.0	$0.9	$0.9	$0.9		$0.3
MetLife Moderate Strategy Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006		2005	2004(c)
Net Asset Value, Beginning of Period	$8.26	$11.70	$11.56	$10.57		$10.11	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.33	0.25	0.16	0.30		0.22	0.36
Net Realized/Unrealized Gain (Loss) on Investments	0.31	(3.23)	0.55	0.78		0.37	(0.11)

Total from Investment Operations	0.64	(2.98)	0.71	1.08		0.59	0.25

Less Distributions
Dividends from Net Investment Income	(0.31)	(0.18)	(0.25)	(0.00	)+	(0.11)	(0.14)
Distributions from Net Realized Capital Gains	(0.23)	(0.28)	(0.32)	(0.09)		(0.02)	—

Total Distributions	(0.54)	(0.46)	(0.57)	(0.09)		(0.13)	(0.14)

Net Asset Value, End of Period	$8.36	$8.26	$11.70	$11.56		$10.57	$10.11

Total Return	8.33%	(26.42)%	6.21%	10.23%		5.81%	2.55%
Ratio of Expenses to Average Net Assets After Reimbursement(f)	0.33%*	0.32%	0.32%	0.35%		0.35%	0.35	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(g)	0.33%*	0.32%	0.32%	0.35	%(e)	0.35%	0.45	%*
Ratio of Net Investment Income to Average Net Assets(h)	8.21%*	2.45%	1.40%	2.70%		2.14%	22.53	%*
Portfolio Turnover Rate	28.5%	21.6%	18.1%	22.2%		22.6%	0.0	%(d)
Net Assets, End of Period (in millions)	$2,384.1	$1,915.1	$2,251.9	$1,680.4		$1,170.1	$500.3

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Commencement of operations—11/04/2004.
(d)	For the period ended 12/31/2004, the portfolio turnover calculation is zero, due to no sales activity.
(e)	Excludes the effect of deferred expense reimbursement.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(g)	See Note 3 of the Notes to Financial Statements.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MetLife Moderate Strategy Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. which invest either in equity securities or fixed income securities, as applicable (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$689,649	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	110,151	8,111	8,379	(3,672)	12,818	122,969
12/31/2008	80,858	30,243	4,334	(5,284)	29,293	110,151

Class B

6/30/2009	231,784,890	52,311,302	17,389,219	(16,421,303)	53,279,218	285,064,108
12/31/2008	192,395,065	68,440,824	8,935,832	(37,986,831)	39,389,825	231,784,890

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$976,251,173	$—	$582,659,044

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions - continued

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$2,655,528,411	$27,984,942	$(297,702,559)	$(269,717,617)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$40,263,688	$38,452,860	$58,078,187	$48,893,624	$98,341,875	$87,346,484

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$76,898,492	$57,932,600	$(689,611,994)	$—	$(554,780,902)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Portfolios, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying Portfolios to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying Portfolios’ Statements of Assets and Liabilities.

9. Transactions in Securities of Affiliated Issuers

Transactions in the Underlying Portfolios during the period ended June 30, 2009 in which the Portfolio had ownership are as follows:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Artio International Stock Portfolio (Class A)	5,022,439	1,499,285	(98,393)	6,423,331

BlackRock Bond Income Portfolio (Class A)	—	462,492	(517)	461,975

BlackRock High Yield Portfolio (Class A)	6,221,418	1,447,758	(312,391)	7,356,785

BlackRock Large Cap Value Portfolio (Class A)	—	17,470,430	(18,888)	17,451,542

Clarion Global Real Estate Portfolio (Class A)	5,173,556	1,865,009	(114,946)	6,923,619

Davis Venture Value Portfolio (Class A)	4,337,033	2,171,879	(89,053)	6,419,859

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009

Goldman Sachs Mid Cap Value Portfolio (Class A)	4,842,141	1,092,355	(91,330)	5,843,166

Harris Oakmark International Portfolio (Class A)	4,549,291	1,599,193	(640,221)	5,508,263

Jennison Growth Portfolio (Class A)	4,855,679	3,422,475	(119,687)	8,158,467

Lazard Mid Cap Portfolio (Class A)	8,274,152	1,249,652	(6,105,459)	3,418,345

Legg Mason Value Equity Portfolio (Class A)	15,729,962	3,651,114	(19,381,076)	—

Loomis Sayles Global Markets Portfolio (Class A)	10,666,947	1,656,065	(6,088,669)	6,234,343

Lord Abbett Bond Debenture Portfolio (Class A)*	15,707,189	3,531,296	(7,502,637)	11,735,848

Lord Abbett Growth and Income Portfolio (Class A)	7,080,586	1,986,522	(4,518,882)	4,548,226

Met/AIM Small Cap Growth Portfolio (Class A)	—	2,487,769	(2,619)	2,485,150

Met/Artisan Mid Cap Value Portfolio (Class A)	—	194,478	(207)	194,271

Met/Dimensional International Small Capital Portfolio (Class A)	3,727,836	749,980	(2,224,904)	2,252,912

Met/Templeton International Bond Portfolio (Class A)	—	4,477,894	(5,022)	4,472,872

MFS® Emerging Markets Equity Portfolio (Class A)	7,104,441	990,075	(4,351,513)	3,743,003

MFS® Research International Portfolio (Class A)	3,250,274	3,911,546	(533,641)	6,628,179

MFS® Value Portfolio (Class A)	—	15,150,601	(15,718)	15,134,883

PIMCO Inflation Protected Bond Portfolio (Class A)	15,490,382	2,866,868	(5,114,434)	13,242,816

PIMCO Total Return Portfolio (Class A)	32,089,958	14,938,764	(2,555,496)	44,473,226

Rainier Large Cap Equity Portfolio (Class A)	9,857,503	2,274,301	(185,056)	11,946,748

T.Rowe Price Mid Cap Growth Portfolio (Class A)	7,363,325	893,947	(4,194,119)	4,063,153

Third Avenue Small Cap Value Portfolio (Class A)	5,486,271	1,588,702	(111,490)	6,963,483

Turner Mid Cap Growth Portfolio (Class A)	5,098,082	859,857	(3,033,667)	2,924,272

Van Eck Global Natural Resources Portfolio (Class A)	1,864,404	319,088	(80,212)	2,103,280

Van Kampen Comstock Portfolio (Class A)	19,235,360	5,201,236	(9,927,872)	14,508,724

Western Asset Management U.S. Government Portfolio (Class A)	12,548,281	3,450,760	(338,156)	15,660,885

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2009. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

Artio International Stock Portfolio (Class A)	$(655,778)	$—	$320,509	$49,909,279

BlackRock Bond Income Portfolio (Class A)	281	—	—	45,818,723

BlackRock High Yield Portfolio (Class A)	(704,174)	—	2,618,404	48,996,186

BlackRock Large Cap Value Portfolio (Class A)	5,776	—	—	136,645,577

Clarion Global Real Estate Portfolio (Class A)	(716,098)	—	1,668,530	50,680,889

Davis Venture Value Portfolio (Class A)	(843,000)	—	1,827,702	146,051,797

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Transactions in Securities of Affiliated Issuers - continued

Security Description	Net Realized Gain (Loss) on Investments during the period	Net Realized Gain (Loss) on Capital Gain Distributions from Affiliates during the period	Income earned from affiliate during the period	Ending Value

Goldman Sachs Mid Cap Value Portfolio (Class A)	$(514,162)	$—	$716,315	$48,089,260

Harris Oakmark International Portfolio (Class A)	(4,557,574)	—	4,299,033	50,951,437

Jennison Growth Portfolio (Class A)	(604,611)	—	87,273	71,794,513

Lazard Mid Cap Portfolio (Class A)	(35,700,740)	—	942,065	25,398,303

Legg Mason Value Equity Portfolio (Class A)	(80,471,350)	—	1,742,119	—

Loomis Sayles Global Markets Portfolio (Class A)	(16,946,214)	—	2,262,191	50,747,550

Lord Abbett Bond Debenture Portfolio (Class A)	(18,288,019)	—	13,680,671	122,522,258

Lord Abbett Growth and Income Portfolio (Class A)	(58,685,759)	—	3,472,029	72,180,340

Met/AIM Small Cap Growth Portfolio (Class A)	1,591	—	—	23,285,857

Met/Artisan Mid Cap Value Portfolio (Class A)	1,302	—	—	22,896,724

Met/Dimensional International Small Capital Portfolio (Class A)	604,472	—	—	26,877,242

Met/Templeton International Bond Portfolio (Class A)	57	—	—	44,997,090

MFS® Emerging Markets Equity Portfolio (Class A)	(19,852,947)	—	1,067,513	27,136,771

MFS® Research International Portfolio (Class A)	(3,886,219)	—	806,995	50,506,724

MFS® Value Portfolio (Class A)	11,895	—	—	143,175,992

PIMCO Inflation Protected Bond Portfolio (Class A)	(196,612)	—	6,547,917	138,519,853

PIMCO Total Return Portfolio (Class A)	492,877	24,086,966	23,861,211	494,097,541

Rainier Large Cap Equity Portfolio (Class A)	(819,765)	—	643,188	70,605,282

T.Rowe Price Mid Cap Growth Portfolio (Class A)	(13,198,793)	—	—	25,150,917

Third Avenue Small Cap Value Portfolio (Class A)	(927,378)	817,854	912,578	72,072,045

Turner Mid Cap Growth Portfolio (Class A)	(15,654,556)	—	—	24,183,731

Van Eck Global Natural Resources Portfolio (Class A)	18,881	—	26,111	25,302,463

Van Kampen Comstock Portfolio (Class A)	(44,160,062)	—	4,283,372	98,369,147

Western Asset Management U.S. Government Portfolio (Class A)	(123,227)	—	7,338,689	178,847,303

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

MFS® Emerging Markets Equity Portfolio	For the period ended 6/30/09
Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary

Performance

For the six months ended June 30, 2009, the Portfolio had a return of 29.11% and 29.04% for Class A and B Shares, respectively, versus 36.01% for its benchmark, the MSCI Emerging Markets Index.

Market Environment/Conditions

As the first half of 2009 drew to a close, the global economy began to pull out of recession. Data, especially in the second quarter, provided a mixed picture of a global economy struggling to emerge from the worst recession since the Great Depression. Signs of economic and financial recovery emerged most prominently in Asia and more tentatively in Europe and the United States. Overall, we saw reports that showed better-than-expected production and consumer spending. At the same time, the labor and housing markets remained under pressure and are likely to continue to prevent a more buoyant recovery.

Overall, concern over the widespread failure of the financial systems seemed to have waned by the end of the first half. The efforts of the world’s largest economies to loosen credit conditions and stimulate their respective economies helped prevent a deeper recession from unfolding, while at the same time boosting consumer confidence and setting the stage for a stock market rally.

Portfolio Review/Current Positioning

Stock selection in the financial services sector detracted from the Portfolio’s performance relative to the MSCI Emerging Markets Index. Industrial & Commercial Bank of China (Hong Kong) and Polish banking firms, Bank Polski S.A. and Bank Pekao S.A., were among the Portfolio’s top detractors during the investment period.

A combination of stock selection and an overweighted position in the consumer staples sector was another negative factor for relative performance. Top relative detractors within this sector included tobacco company British American Tobacco (U.K.) and property management company Tradewinds Corporation Bhd (Malaysia).

An overweighted position in the technology sector detracted from relative performance. No individual securities within this sector were among the Portfolio’s top detractors over the reporting period.

Elsewhere, wireless communications company China Mobile (Hong Kong), water and waste management services firm Manila Water Company (Philippines), petrochemical company Reliance Industries (India), and Israeli drug manufacturer Teva Pharmaceutical Industries held back relative results as these stocks underperformed the benchmark.

The Portfolio’s cash position was also a detractor from relative performance. The Portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the Portfolio’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, currency exposure was a detractor from the Portfolio’s relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Though largely offset by an overweighted position, stock selection in the utilities and communications sector had a positive impact on the Portfolio’s relative performance. Within this sector, the Portfolio’s holdings of electricity distributor Eletropaulo Metropolitana Electricid S.A. (Brazil), integrated communications services company Reliance Communications (India), and oil and gas company Perusahaan Pertambangan Minyak Dan Gas Bumi Negara (Indonesia) were among the top relative contributors for the reporting period. Not holding poor-performing fixed-line telecom services company Telefonos de Mexico also helped.

Stock selection in the basic materials sector benefited relative performance. Within this sector, petrochemical products manufacturer LG Chem (South Korea) was a top relative contributor. Not holding steel products manufacturer POSCO (South Korea) also aided relative returns as this stock underperformed the benchmark over the reporting period.

Stocks in other sectors that aided relative performance included auto maker Astra International (Indonesia), natural gas producer Gazprom (Russia), and grocery store operator Bim Birlesik Magazalar (Turkey). Not holding poor-performing petrochemical company Sasol (South Africa) also aided relative returns.

Nicholas Smithie

Portfolio Manager, Investment Officer

Jose Luis Garcia

Portfolio Manager for Latin American Securities

Robert Lau

Investment Officer

Massachusetts Financial Services Company

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MFS® Emerging Markets Equity Portfolio	For the period ended 6/30/09
Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Petroleo Brasileiro S.A. (ADR)	4.27%
Samsung Electronics Co., Ltd.	3.64%
Teva Pharmaceutical Industries, Ltd. (ADR)	3.25%
Gazprom (ADR)	2.73%
LG Chem, Ltd.	2.40%
China Construction Bank Corp.	2.35%
Infosys Technologies, Ltd. (ADR)	2.10%
Vale S.A. (ADR)	2.07%
MTN Group, Ltd.	2.04%
Hong Kong Exchanges & Clearing, Ltd.	1.95%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

MFS® Emerging Markets Equity Portfolio	For the period ended 6/30/09
Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary (continued)

MFS® Emerging Markets Equity Portfolio managed by

Massachusetts Financial Services Company vs. Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index (net)SM1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[3]
—	MFS® Emerging Markets Equity Portfolio—Class A	29.11%	-36.87%	-1.45%	-5.48%
	Class B	29.04%	-37.03%	-1.70%	-5.74%
- -	Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index (net)SM1	36.01%	-28.07%	2.95%	-0.81%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share class.

1The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index (net)SM is an unmanaged market capitalization weighted equity index composed of companies that are representative of the market structure of the following 22 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 5/1/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MFS® Emerging Markets Equity Portfolio

Class A
Actual	1.18%	$1,000.00	$1,291.10	$6.70
Hypothetical	1.18%	1,000.00	1,018.94	5.91

Class B
Actual	1.43%	$1,000.00	$1,290.40	$8.12
Hypothetical	1.43%	1,000.00	1,017.70	7.15

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.7%
Bermuda - 0.7%
Credicorp, Ltd.	27,280	$1,587,696
Dufry South America, Ltd. (BDR)	189,230	2,357,793

		3,945,489

Brazil - 11.6%
BM&F BOVESPA S.A.	435,500	2,610,120
Brasil Brokers Participacoes	1,235,400	1,772,490
CIA Brasileira de Meios de Pagamento*	371,640	3,186,026
CSU Cardsystem S.A.*	915,500	2,165,899
Diagnosticos da America S.A.*	138,100	2,417,014
Empresa Brasileira de Aeronautica S.A. (ADR)(a)	44,390	735,098
Equatorial Energia S.A.	162,700	1,303,752
Itau Unibanco Banco Multiplo S.A. (ADR)	265,872	4,208,754
Kroton Educacional S.A.	221,200	1,485,546
Natura Cosmeticos S.A.	150,110	1,974,991
OdontoPrev S.A.	179,700	2,661,443
Petroleo Brasileiro S.A. (ADR)	600,630	24,613,817
Redecard S.A.	188,000	2,883,846
Totvs S.A.	50,000	1,700,585
Vale S.A. (ADR)(a)	676,860	11,933,042
Vivo Participacoes S.A. (ADR)	76,780	1,454,213

		67,106,636

Cayman Islands - 1.8%
Hengan International Group Co., Ltd.	1,032,000	4,779,236
Stella International Holdings, Ltd.	3,627,500	5,847,346

		10,626,582

Chile - 0.7%
Banco Santander Chile S.A. (ADR)	84,740	3,956,511

China - 8.0%
Anhui Conch Cement Co., Ltd.	1,236,000	7,703,964
Bank of China, Ltd.	19,385,000	9,185,249
China Construction Bank Corp.	17,563,000	13,555,589
China Life Insurance Co., Ltd.	2,294,000	8,529,636
China Merchants Bank Co., Ltd.	411,350	935,166
China Shenhua Energy Co., Ltd.	1,659,000	6,045,325

		45,954,929

Colombia - 0.2%
Bancolombia S.A. (ADR)	46,570	1,420,385

Czech Republic - 0.8%
CEZ	99,990	4,530,409

Estonia - 0.2%
AS Eesti Telekom (GDR)	62,567	1,142,624

Hong Kong - 10.1%
China Mobile, Ltd.	301,000	3,018,235
China Overseas Land & Investment, Ltd.	2,832,000	6,513,251
China Unicom, Ltd. (ADR)(a)	394,060	5,256,760

Security Description	Shares	Value

Hong Kong - continued
CNOOC, Ltd.	8,290,000	$10,207,720
First Pacific Co., Ltd.	11,698,000	6,727,867
Hang Lung Properties, Ltd.	1,755,000	5,691,644
Hong Kong Exchanges & Clearing, Ltd.	723,300	11,230,895
Li & Fung, Ltd.	3,672,000	9,744,816

		58,391,188

India - 10.4%
BEML, Ltd.	19,700	443,154
Dabur India, Ltd.	1,159,238	3,085,388
Housing Development Finance Corp., Ltd.*	171,980	8,436,679
Infosys Technologies, Ltd. (ADR)(a)	328,450	12,080,391
National Aluminium Co., Ltd.	1,201,206	7,590,686
Oil & Natural Gas Corp., Ltd.	377,501	8,385,091
Reliance Industries, Ltd.*	226,820	9,590,946
Steel Authority of India, Ltd.	3,167,645	10,106,526

		59,718,861

Indonesia - 1.3%
PT Astra International Tbk	1,820,000	4,235,441
PT Hanjaya Mandala Sampoerna Tbk	3,364,500	3,068,085

		7,303,526

Israel - 3.3%
Teva Pharmaceutical Industries, Ltd. (ADR)(a)	379,880	18,743,279

Luxembourg - 0.3%
Tenaris S.A. (ADR)(a)	61,080	1,651,603

Malaysia - 1.9%
Genting Berhad	5,173,700	8,281,095
Tradewinds (Malaysia) Berhad	3,445,800	2,817,606

		11,098,701

Mexico - 6.2%
America Movil S.A.B. de C.V. (ADR)	276,360	10,700,659
Banco Compartamos S.A. de C.V.(a)	442,900	1,425,748
Bolsa Mexicana de Valores S.A. de C.V.*	3,365,400	3,078,897
Corporacion Moctezuma S.A.B. de C.V.	1,555,400	2,916,825
Desarrolladora Homex S.A. de C.V. (ADR)*(a)	38,950	1,086,316
Genomma Lab Internacional S.A. de C.V.*(a)	4,277,000	3,831,710
Grupo Continental S.A.(a)	1,190,530	2,074,409
Grupo Financiero Banorte S.A.B. de C.V.(a)	963,600	2,333,774
Grupo Mexico S.A. de C.V.	1,077,573	1,178,096
Grupo Televisa S.A. (ADR)	222,000	3,774,000
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A(a)	616,440	2,351,788
Urbi, Desarrollos Urbanos, S.A. de C.V.*	609,960	926,196

		35,678,418

See accompanying notes to financial statements

5

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Panama - 0.3%
Copa Holdings S.A. - Class A	44,120	$1,800,978

Philippines - 1.0%
Manila Water Co.	9,158,000	2,753,640
Philippine Long Distance Telephone Co.	61,980	3,083,629

		5,837,269

Russia - 5.9%
Gazprom (ADR)	770,900	15,708,619
LUKOIL (ADR)	242,680	10,767,711
Mobile Telesystems (ADR)	133,030	4,912,798
Vimpel-Communications (ADR)*	217,410	2,558,916

		33,948,044

South Africa - 8.2%
African Bank Investments, Ltd.	796,447	2,861,753
Aveng, Ltd.	482,160	2,177,544
Foschini, Ltd.	639,216	4,154,276
Gold Fields, Ltd.	323,270	3,886,412
Impala Platinum Holdings, Ltd.	243,469	5,370,365
Lewis Group, Ltd.	621,662	3,879,788
Massmart Holdings, Ltd.	260,023	2,695,257
MTN Group, Ltd.	768,780	11,764,801
Murray & Roberts Holdings, Ltd.	286,849	1,861,284
Pretoria Portland Cement Co., Ltd.	870,357	3,266,327
Shoprite Holdings, Ltd.	385,047	2,740,471
Truworths International, Ltd.	577,652	2,764,516

		47,422,794

South Korea - 10.3%
Hana Financial Group, Inc.	271,780	5,797,691
Hyundai Mobis	72,127	6,288,370
KT&G Corp.	111,639	6,305,554
LG Chem, Ltd.	126,764	13,823,174
Samsung Electronics Co., Ltd.	45,254	20,958,166
Samsung Fire & Marine Insurance Co., Ltd.	40,534	5,965,111

		59,138,066

Taiwan - 8.2%
Acer, Inc.	3,224,000	5,581,064
High Tech Computer Corp.	604,696	8,502,876
Hon Hai Precision Industry Co., Ltd.	2,323,450	7,152,008
MediaTek, Inc.	495,880	5,898,668
Taiwan Semiconductor Manufacturing Co., Ltd.	6,217,755	10,328,538
Taiwan Semiconductor Manufacturing Co., Ltd.(ADR)	1,048,497	9,866,357

		47,329,511

Thailand - 0.6%
PTT Exploration and Production Public Co., Ltd.	843,500	3,367,068

Security Description	Shares/Par Amount	Value

Turkey - 1.5%
BIM Birlesik Magazalar A.S.	107,812	$3,773,956
Turkiye Garanti Bankasi A.S.*	1,844,249	4,962,488

		8,736,444

United Kingdom - 2.2%
British American Tobacco Plc(a)	151,234	4,177,136
Standard Chartered Plc	435,500	8,529,679

		12,706,815

Total Common Stocks (Cost $556,098,719)		551,556,130

Preferred Stocks - 3.3%
Brazil - 3.3%
AES Tiete S.A.	137,600	1,428,156
Companhia de Bebidas das Americas(ADR)(a)	89,910	5,828,865
Duratex S.A.	204,100	2,254,394
Eletropaulo Metropolitana de Sao Paulo S.A.	300,680	5,312,957
Suzano Papel e Celulose S.A.*	141,700	1,092,939
Universo Online S.A.	248,800	917,731
Usinas Siderurgicas de Minas Gerais S.A. - Class A	90,050	1,906,374

		18,741,416

Total Preferred Stocks (Cost $18,453,748)		18,741,416

Rights - 0.0%
Brazil - 0.0%
Brasil Brokers Participacoes*	4,933	0
Kroton Educacional S.A.*	224,751	0

Total Rights (Cost $0)		0

Short-Term Investments - 6.3%
Commercial Paper - 1.1%
Citigroup Funding, Inc. 1.000%, due 07/01/09	$6,395,000	6,395,000

Mutual Funds - 5.2%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	29,747,354	29,747,354

Total Short-Term Investments (Cost $36,142,354)		36,142,354

TOTAL INVESTMENTS - 105.3% (Cost $610,694,821)		606,439,900

Other Assets and Liabilities (net) - (5.3)%		(30,269,125)

NET ASSETS - 100.0%		$576,170,775

See accompanying notes to financial statements

6

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

GDR - Global Depositary Receipt

The following table summarizes the top ten sector diversification of the portfolio holdings of the MFS® Emerging Markets Portfolio at June 30, 2009.

Ten Largest Industries as of June 30, 2009 (Unaudited)	Percent of Total Net Assets
Oil, Gas & Consumable Fuels	15.4%
Commercial Banks	9.8%
Semiconductors & Semiconductor Equipment	8.2%
Metals & Mining	7.3%
Wireless Telecommunication Services	6.1%
Diversified Financial Services	4.0%
Pharmaceuticals	3.9%
IT Services	3.0%
Insurance	2.5%
Computers & Peripherals	2.4%

See accompanying notes to financial statements

7

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$3,945,489	$—	$—	$3,945,489
Brazil	67,106,636	—	—	67,106,636
Cayman Islands	—	10,626,582	—	10,626,582
Chile	3,956,511	—	—	3,956,511
China	—	45,954,929	—	45,954,929
Colombia	1,420,385	—	—	1,420,385
Czech Republic	—	4,530,409	—	4,530,409
Estonia	—	1,142,624	—	1,142,624
Hong Kong	5,256,760	53,134,428	—	58,391,188
India	12,080,391	47,638,470	—	59,718,861
Indonesia	—	7,303,526	—	7,303,526
Israel	18,743,279	—	—	18,743,279
Luxembourg	1,651,603	—	—	1,651,603
Malaysia	—	11,098,701	—	11,098,701
Mexico	35,678,418	—	—	35,678,418
Panama	1,800,978	—	—	1,800,978
Philippines	—	5,837,269	—	5,837,269
Russia	18,239,425	15,708,619	—	33,948,044
South Africa	—	47,422,794	—	47,422,794
South Korea	—	59,138,066	—	59,138,066
Taiwan	9,866,357	37,463,154	—	47,329,511
Thailand	3,367,068	—	—	3,367,068
Turkey	—	8,736,444	—	8,736,444
United Kingdom	—	12,706,815	—	12,706,815
Total Common Stocks	183,113,300	368,442,830	—	551,556,130
Preferred Stocks
Brazil	18,741,416	—	—	18,741,416
Total Preferred Stocks	18,741,416	—	—	18,741,416
Rights
Brazil	0	—	—	0
Total Rights	0	—	—	0
Short-Term Investments
Commercial Paper	6,395,000	—	—	6,395,000
Mutual Funds	29,747,354	—	—	29,747,354
Total Short-Term Investments	36,142,354	—	—	36,142,354
TOTAL INVESTMENTS	$237,997,070	$368,442,830	$—	$606,439,900

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

MFS® Emerging Markets Equity Portfolio
Assets
Investments, at value (a)(b)	$606,439,900
Cash	24,333
Cash denominated in foreign currencies (c)	295,504
Receivable for Trust shares sold	382,069
Dividends receivable	2,996,176

Total assets	610,137,982

Liabilities
Payables for:
Investments purchased	3,108,816
Trust shares redeemed	424,144
Distribution and services fees—Class B	43,238
Collateral for securities on loan	29,747,354
Management fee	475,866
Administration fee	3,417
Custodian and accounting fees	117,770
Deferred trustee fees	3,427
Accrued expenses	43,175

Total liabilities	33,967,207

Net Assets	$576,170,775

Net Assets Represented by
Paid in surplus	$867,070,230
Accumulated net realized loss	(292,355,625)
Unrealized depreciation on investments and foreign currency	(4,236,057)
Undistributed net investment income	5,692,227

Total	$576,170,775

Net Assets
Class A	$365,645,981

Class B	210,524,794

Capital Shares Outstanding
Class A	50,442,256

Class B	29,198,343

Net Asset Value and Offering Price Per Share
Class A	$7.25

Class B	7.21

(a) Investments at cost	$610,694,821
(b) Includes cash collateral for securities loaned of	29,747,354
(c) Cost of cash denominated in foreign currencies	295,319

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MFS® Emerging Markets Equity Portfolio
Investment Income
Dividends (1)	$8,975,191
Interest (2)	153,342

Total investment income	9,128,533

Expenses
Management fee	2,770,649
Administration fees	23,737
Custodian and accounting fees	374,804
Distribution and services fees—Class B	199,075
Audit and tax services	20,776
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	21,354
Insurance	3,495
Other	3,243

Total expenses	3,443,566

Net investment income	5,684,967

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(132,807,504)
Futures contracts	2,937,470
Foreign currency	322,051

Net realized loss on investments, futures contracts and foreign currency	(129,547,983)

Net change in unrealized appreciation on:
Investments	264,049,202
Foreign currency	13,047

Net change in unrealized appreciation on investments and foreign currency	264,062,249

Net realized and unrealized gain on investments, futures contracts and foreign currency	134,514,266

Net Increase in Net Assets from Operations	$140,199,233

(1) Dividend income is net of foreign withholding taxes of:	$662,281
(2) Interest income includes securities lending net income of:	148,940

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MFS® Emerging Markets Equity Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$5,684,967	$15,836,465
Net realized loss on investments, futures contracts and foreign currency	(129,547,983)	(162,539,234)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	264,062,249	(398,716,776)

Net increase (decrease) in net assets resulting from operations	140,199,233	(545,419,545)

Distributions to Shareholders
From net investment income
Class A	(10,503,630)	(7,713,482)
Class B	(3,450,912)	(1,095,523)
From net realized gains
Class A	—	(51,772,072)
Class B	—	(7,966,418)

Net decrease in net assets resulting from distributions	(13,954,542)	(68,547,495)

Capital Share Transactions
Proceeds from shares sold
Class A	94,052,342	356,885,130
Class B	46,488,345	240,263,935
Net asset value of shares issued through dividend reinvestment
Class A	10,503,630	59,485,554
Class B	3,450,912	9,061,941
Cost of shares repurchased
Class A	(262,044,303)	(67,523,998)
Class B	(19,685,278)	(58,726,178)

Net increase (decrease) in net assets from capital share transactions	(127,234,352)	539,446,384

Net Decrease in Net Assets	(989,661)	(74,520,656)
Net assets at beginning of period	577,160,436	651,681,092

Net assets at end of period	$576,170,775	$577,160,436

Net assets at end of period includes undistributed net investment income	$5,692,227	$13,961,802

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MFS® Emerging Markets Equity Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007		2006(b)
Net Asset Value, Beginning of Period	$5.75	$14.39	$10.51		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.06	0.23	0.18		0.12
Net Realized/Unrealized Gain (Loss) on Investments	1.58	(7.42)	3.71		0.48

Total from Investment Operations	1.64	(7.19)	3.89		0.60

Less Distributions
Dividends from Net Investment Income	(0.14)	(0.19)	(0.01)		(0.09)
Distributions from Net Realized Capital Gains	—	(1.26)	—		—

Total Distributions	(0.14)	(1.45)	(0.01)		(0.09)

Net Asset Value, End of Period	$7.25	$5.75	$14.39		$10.51

Total Return	29.11%	(55.38)%	36.93%		6.04%
Ratio of Expenses to Average Net Assets After Reimbursement	1.18%*	1.11%	1.17%		1.30%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.18%*	1.11%	1.25	%(c)	1.49%*
Ratio of Net Investment Income to Average Net Assets	2.09%*	2.34%	1.49%		1.91%*
Portfolio Turnover Rate	71.8%	107.6%	126.8%		58.2%
Net Assets, End of Period (in millions)	$365.6	$437.0	$572.9		$368.3

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007		2006(b)
Net Asset Value, Beginning of Period	$5.71	$14.32	$10.49		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.06	0.21	0.13		0.07
Net Realized/Unrealized Gain (Loss) on Investments	1.57	(7.39)	3.71		0.51

Total from Investment Operations	1.63	(7.18)	3.84		0.58

Less Distributions
Dividends from Net Investment Income	(0.13)	(0.17)	(0.01)		(0.09)
Distributions from Net Realized Capital Gains	—	(1.26)	—		—

Total Distributions	(0.13)	(1.43)	(0.01)		(0.09)

Net Asset Value, End of Period	$7.21	$5.71	$14.32		$10.49

Total Return	29.04%	(55.53)%	36.62%		5.78%
Ratio of Expenses to Average Net Assets After Reimbursement	1.43%*	1.38%	1.46%		1.55%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.43%*	1.38%	1.52	%(c)	1.92%*
Ratio of Net Investment Income to Average Net Assets	2.01%*	2.21%	1.06%		1.12%*
Portfolio Turnover Rate	71.8%	107.6%	126.8%		58.2%
Net Assets, End of Period (in millions)	$210.5	$140.3	$78.8		$23.4

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MFS® Emerging Markets Equity Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2006 through 2008 tax year remains subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$139,768,419	$139,768,419

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

G. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the portfolio and the Agent.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

J. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

K. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment

L. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $2,937,470 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Massachusetts Financial Services Company (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$2,770,649	1.05%	First $250 Million

	1.00%	$250 Million to $500 Million

	0.85%	$500 Million to $1 Billion

	0.75%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B

1.30%	1.55%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	76,037,660	14,880,391	1,736,137	(42,211,932)	(25,595,404)	50,442,256
12/31/2008	39,821,776	38,440,613	4,751,243	(6,975,972)	36,215,884	76,037,660

Class B

6/30/2009	24,561,384	7,269,910	573,241	(3,206,192)	4,636,959	29,198,343
12/31/2008	5,501,041	24,196,082	727,283	(5,863,022)	19,060,343	24,561,384

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$381,727,106	$—	$488,059,663

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$610,694,821	$48,372,084	$(52,627,005)	$(4,254,921)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$28,914,908	$29,747,354	$—	$29,747,354

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the year ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$36,432,381	$344,266	$32,115,114	$—	$68,547,495	$344,266

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$13,954,444	$—	$(291,330,171)	$(139,768,419)	$(417,144,146)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

MFS® Research International Portfolio	For the period ended 6/30/09
Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary

Performance

For the six months ended June 30, 2009, the Portfolio had a return of 7.18%, 6.98% and 7.20% for Class A, B and E Shares, respectively, versus 7.95% and 13.92% for its benchmarks the MSCI EAFE® Index and MSCI All Country World (ex U.S.) Index.

Market Environment/Conditions

As the first half of 2009 drew to a close, the global economy began to pull out of recession. Data, especially in the second quarter, provided a mixed picture of a global economy struggling to emerge from the worst recession since the Great Depression. Signs of economic and financial recovery emerged most prominently in Asia and more tentatively in Europe and the United States. Overall, we saw reports that showed better-than-expected production and consumer spending. At the same time, the labor and housing markets remained under pressure and are likely to continue to prevent a more buoyant recovery.

Overall, concern over the widespread failure of the financial systems seemed to have waned by the end of the first half. The efforts of the world’s largest economies to loosen credit conditions and stimulate their respective economies helped prevent a deeper recession from unfolding, while at the same time boosting consumer confidence and setting the stage for a stock market rally.

Portfolio Review/Current Positioning

Security selection in the capital goods sector was the primary detractor from the Portfolio’s performance relative to the MSCI EAFE® Index. Several holdings within this sector were among the top detractors for the reporting period. These included special warehousing and storage company Brambles Industries (Australia) and railroad company East Japan Railway.

Stock selection in the financial services sector also hurt relative results. Holdings of insurance firm AXA (France) and our overweight in wealth management and investment firm UBS (Switzerland) were among the Portfolio’s top detractors. The Portfolio’s holdings of financial services firm Barclays (U.K.) during the early part of the reporting hurt relative returns as the stock declined substantially during that time. The Portfolio sold out of the Barclays position early in the period and, consequently, missed the stock’s price appreciation in the second half of the period. Not owning strong-performing financial services firm Credit Suisse Group (Switzerland) also had a negative impact on relative performance.

Stocks in other sectors that dampened relative returns included telecommunications company KDDI Corp. (Japan), integrated oil company TOTAL (France), pharmaceutical company Roche Holding (Switzerland), and convenient store chain Lawson (Japan).

During the reporting period, the Portfolio’s currency exposure hurt relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Stock selection in the energy sector boosted relative performance. Within this sector, oil and gas exploration and production company Petroleo Brasileiro (Brazil) was among the Portfolio’s top contributors.

Stock selection in the consumer cyclicals and technology sectors was another positive factor in relative results. Within the consumer cyclicals sector, strong-performing consumer products trading company Li & Fung (Hong Kong) and advertising and marketing firm WPP Group (U.K.) were top contributors over the reporting period. In the technology sector, information technology products maker Acer (Taiwan) was another top contributor.

Elsewhere, financial services firm BNP Paribas (France), shipyard operator Keppel (Singapore), industrial machinery manufacturer Bucyrus International (U.S.), energy company Paladin Energy (Australia), banking firm Bank of Cyprus (Cyprus), and paint and specialty chemicals manufacturer Akzo Nobel (The Netherlands) aided relative returns.

Team Managed

The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luis Garcia.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MFS® Research International Portfolio	For the period ended 6/30/09
Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Total S.A.	2.89%
Nestle S.A.	2.65%
HSBC Holdings Plc	2.55%
Roche Holdings AG	2.53%
E. On AG	2.44%
Royal Dutch Shell Plc—Class A	2.26%
BNP Paribas	2.17%
Vodafone Group Plc	2.00%
GDF Suez	1.96%
BHP Billiton Plc	1.92%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

MFS® Research International Portfolio	For the period ended 6/30/09
Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary (continued)

MFS® Research International Portfolio managed by

Massachusetts Financial Services Company vs. MSCI EAFE® Index (net)1
and Morgan Stanley Capital International AC World (ex-U.S.) Index (net)2

Growth Based on $10,000+

		Average Annual Return (for the period ended 6/30/09)[3]
		6 Months	1 Year	3 Year	5 Year	Since Inception[4]
—	MFS® Research International Portfolio—Class A	7.18%	-31.89%	-6.77%	3.57%	3.25%
	Class B	6.98%	-32.04%	-6.99%	3.30%	2.36%
	Class E	7.20%	-31.89%	-6.88%	3.44%	5.50%
- -	MSCI EAFE® Index (net)[1]	7.95%	-31.35%	-7.98%	2.31%	1.33%
—	Morgan Stanley Capital International AC World (ex-U.S.) Index (net)[2]	13.92%	-30.92%	-5.80%	4.48%	2.93%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

2The Morgan Stanley Capital International AC World (ex-U.S.) Index (net) (“MSCI ACWI (ex-US) Index (net)”) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

MFS® Research International Portfolio

Class A
Actual	0.83%	$1,000.00	$1,071.80	$4.26
Hypothetical	0.83%	1,000.00	1,020.68	4.16

Class B
Actual	1.08%	$1,000.00	$1,069.80	$5.54
Hypothetical	1.08%	1,000.00	1,019.44	5.41

Class E
Actual	0.98%	$1,000.00	$1,072.00	$5.03
Hypothetical (5% return before expenses)	0.98%	1,000.00	1,019.93	4.91

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

MFS® Research International Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.8%
Australia - 0.9%
Paladin Energy, Ltd.*(a)	2,363,272	$9,300,595
QBE Insurance Group, Ltd.(a)	301,190	4,803,348

		14,103,943

Bermuda - 0.5%
Esprit Holdings, Ltd.	1,439,620	8,052,754

Brazil - 1.1%
Itau Unibanco Banco Multiplo S.A. (ADR)	654,994	10,368,555
Petroleo Brasileiro S.A. (ADR)	168,570	6,907,999

		17,276,554

Canada - 0.8%
Nexen, Inc.	286,950	6,237,078
Rogers Communications, Inc.(a)	225,390	5,796,629

		12,033,707

Cayman Islands - 1.1%
Hengan International Group Co., Ltd.	1,654,870	7,663,774
Shimao Property Holdings, Ltd.(a)	5,004,500	9,634,856

		17,298,630

China - 3.7%
Bank of China, Ltd.	35,424,000	16,785,053
China Construction Bank Corp.	31,454,000	24,277,031
China Life Insurance Co., Ltd.(a)	4,173,000	15,516,203

		56,578,287

Cyprus - 0.8%
Bank of Cyprus Public Co., Ltd.	2,184,627	12,174,510

Finland - 1.3%
Nokia OYJ	1,354,150	19,750,042

France - 11.6%
BNP Paribas(a)	506,497	32,848,629
Compagnie Generale des Etablissements Michelin - Class B(a)	112,400	6,420,228
GDF Suez(a)	796,156	29,724,558
Groupe DANONE(a)	418,850	20,701,220
LVMH Moet Hennessy Louis Vuitton S.A.(a)	301,510	23,063,889
Schneider Electric S.A.(a)	258,882	19,787,210
Total S.A.	809,760	43,831,780

		176,377,514

Germany - 11.3%
Allianz SE(a)	142,550	13,173,857
Bayer AG(a)	316,500	16,984,501
Deutsche Boerse AG(a)	93,550	7,266,654
E. On AG(a)	1,044,294	37,044,081
Linde AG(a)	304,760	25,040,605
Merck KGaA(a)	235,340	23,978,417
SAP AG(a)	360,780	14,536,343

Security Description	Shares	Value

Germany - continued
Siemens AG(a)	357,880	$24,761,171
Symrise AG(a)	536,393	7,933,447

		170,719,076

Hong Kong - 2.3%
China Unicom (Hong Kong), Ltd.	5,900,850	7,847,536
CNOOC, Ltd.	3,276,170	4,034,044
Li & Fung, Ltd.(a)	4,099,030	10,878,075
Sun Hung Kai Properties, Ltd.	998,000	12,460,680

		35,220,335

India - 1.4%
BEML, Ltd.	98,506	2,215,905
HDFC Bank, Ltd. (ADR)	116,300	11,994,019
Unitech Ltd.	4,453,235	7,398,597

		21,608,521

Ireland - 1.1%
CRH Plc	710,312	16,274,853

Italy - 3.6%
Eni S.p.A.	1,141,490	27,062,989
Saipem S.p.A.	298,810	7,289,682
Unione Di Banche Italiance SCPA	1,571,325	20,499,362

		54,852,033

Japan - 16.7%
Aeon Credit Service Co., Ltd.(a)	1,152,900	14,995,031
Bridgestone Corp.(a)	497,700	7,766,837
Chiba Bank, Ltd. (The)	1,693,000	11,004,600
Daiichi Sankyo Co., Ltd.	881,100	15,750,663
East Japan Railway Co.	307,100	18,474,260
GLORY, Ltd.(a)	778,400	15,383,401
Inpex Holdings, Inc.	1,455	11,578,035
Japan Tobacco, Inc.	4,015	12,502,249
JGC Corp.(a)	1,087,000	17,468,378
KDDI Corp.	2,070	10,963,832
Konica Minolta Holdings, Inc.	843,000	8,750,821
Lawson, Inc.	319,400	14,022,160
Mitsubishi Corp.	769,500	14,118,086
Nomura Research Institute, Ltd.(a)	615,200	13,634,207
Ricoh Co., Ltd.	717,000	9,175,528
Santen Pharmaceutical Co., Ltd.	212,500	6,456,708
Shizuoka Bank, Ltd. (The)(a)	745,000	7,351,806
Sumitomo Mitsui Financial Group, Inc.(a)	441,100	17,819,800
Tokyo Gas Co., Ltd.	1,306,000	4,664,393
Yamato Holdings Co., Ltd.(a)	1,608,000	21,342,864

		253,223,659

Mexico - 2.2%
America Movil S.A.B. de C.V. (ADR)	388,490	15,042,333
Corporacion Moctezuma S.A.B. de C.V.	581,760	1,090,968
Grupo Televisa S.A. (ADR)	451,510	7,675,670

See accompanying notes to financial statements

5

Met Investors Series Trust

MFS® Research International Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Mexico - continued
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A(a)	1,585,010	$6,046,993
Urbi, Desarrollos Urbanos, S.A. de C.V.*(a)	1,770,720	2,688,755

		32,544,719

Netherlands - 4.4%
Akzo Nobel N.V.(a)	541,940	23,833,654
Heineken N.V.	369,700	13,727,534
Koninklijke (Royal) KPN N.V.	1,727,310	23,780,662
TNT N.V.	281,409	5,477,821

		66,819,671

Norway - 0.7%
Storebrand ASA*	2,475,430	10,814,280

Papua New Guinea - 0.5%
Lihir Gold, Ltd.*(a)	3,183,001	7,411,364

Singapore - 1.6%
Keppel Corp., Ltd.	5,103,000	24,232,308

South Korea - 1.6%
Samsung Electronics Co., Ltd.	31,239	14,467,498
Samsung Fire & Marine Insurance Co., Ltd.	61,158	9,000,203

		23,467,701

Spain - 1.4%
Inditex S.A.	423,590	20,344,304

Sweden - 1.3%
Assa Abloy AB - Class B(a)	1,376,130	19,139,061

Switzerland - 10.7%
Actelion, Ltd.*	208,018	10,905,382
Geberit AG(a)	152,853	18,833,351
Julius Baer Holding AG	282,948	11,029,085
Nestle S.A.	1,066,288	40,231,831
Roche Holdings AG	282,090	38,367,399
Swiss Re.	248,780	8,228,724
UBS AG*	1,177,667	14,404,469
Zurich Financial Services AG	109,960	19,458,626

		161,458,867

Taiwan - 1.2%
Acer, Inc.	5,752,000	9,957,284
Taiwan Semiconductor Manufacturing Co., Ltd.	5,166,000	8,581,429

		18,538,713

United Kingdom - 13.5%
ARM Holdings Plc(a)	4,855,230	9,590,265
BHP Billiton Plc	1,292,080	29,180,203
HSBC Holdings Plc	4,666,490	38,732,343
Reckitt Benckiser Group Plc	345,440	15,740,232
Reed Elsevier Plc	992,070	7,395,802
Royal Dutch Shell Plc - Class A	1,369,750	34,298,003

Security Description	Shares/Par Amount	Value

United Kingdom - continued
Smith & Nephew Plc(a)	1,436,716	$10,649,527
Tullow Oil Plc	506,351	7,832,445
Vodafone Group Plc	15,702,030	30,346,057
WPP Plc	3,169,603	21,077,469

		204,842,346

United States - 1.5%
Bucyrus International, Inc.	388,220	11,087,563
Marathon Oil Corp.	194,550	5,861,792
Synthes, Inc.*	58,000	5,612,892

		22,562,247

Total Common Stocks (Cost $1,706,946,081)		1,497,719,999

Preferred Stock - 0.2%
Brazil - 0.2%
Duratex S.A. (Cost - $5,662,566)	337,950	3,732,839

Short-Term Investments - 15.1%
Mutual Funds - 14.3%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	216,253,209	216,253,209

Repurchase Agreement - 0.8%
State Street Bank & Trust Co., Repurchase Agreement dated 06/30/09 at 0.010% to be repurchased at $12,168,003 on 07/01/09 collateralized by $12,350,000 FNMA at 1.722% due 05/10/11 with a value of $12,411,750.	$12,168,000	12,168,000

Total Short-Term Investments (Cost $228,421,209)		228,421,209

TOTAL INVESTMENTS - 114.1% (Cost $1,941,029,856)		1,729,874,047

Other Assets and Liabilities (net) - (14.1)%		(213,355,370)

NET ASSETS - 100.0%		$1,516,518,677

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

MFS® Research International Portfolio

The following table summarizes the top ten sector diversification of the portfolio holdings of the MFS® Research International Portfolio at June 30, 2009.

Ten Largest Industries as of June 30, 2009 (Unaudited)	Percent of Net Assets
Commercial Banks	13.4%
Oil, Gas & Consumable Fuels	10.3%
Pharmaceuticals	6.7%
Insurance	5.3%
Wireless Telecommunication Services	4.1%
Food Products	4.0%
Chemicals	3.7%
Industrial Conglomerates	3.2%
Building Products	2.8%
Electric Utilities	2.4%

See accompanying notes to financial statements

7

Met Investors Series Trust

MFS® Research International Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$14,103,943	$—	$14,103,943
Bermuda	—	8,052,754	—	8,052,754
Brazil	17,276,554	—	—	17,276,554
Canada	12,033,707	—	—	12,033,707
Cayman Islands	—	17,298,630	—	17,298,630
China	—	56,578,287	—	56,578,287
Cyprus	—	12,174,510	—	12,174,510
Finland	—	19,750,042	—	19,750,042
France	—	176,377,514	—	176,377,514
Germany	—	170,719,076	—	170,719,076
Hong Kong	—	35,220,335	—	35,220,335
India	11,994,019	9,614,502	—	21,608,521
Ireland	—	16,274,853	—	16,274,853
Italy	—	54,852,033	—	54,852,033
Japan	—	253,223,659	—	253,223,659
Mexico	32,544,719	—	—	32,544,719
Netherlands	—	66,819,671	—	66,819,671
Norway	—	10,814,280	—	10,814,280
Papua New Guinea	—	7,411,364	—	7,411,364
Singapore	—	24,232,308	—	24,232,308
South Korea	—	23,467,701	—	23,467,701
Spain	—	20,344,304	—	20,344,304
Sweden	—	19,139,061	—	19,139,061
Switzerland	—	161,458,867	—	161,458,867
Taiwan	—	18,538,713	—	18,538,713
United Kingdom	—	204,842,346	—	204,842,346
United States	16,949,355	5,612,892	—	22,562,247
Total Common Stocks	90,798,354	1,406,921,645	—	1,497,719,999
Preferred Stock
Brazil	3,732,839	—	—	3,732,839
Short-Term Investments
Mutual Funds	216,253,209	—	—	216,253,209

See accompanying notes to financial statements

8

Met Investors Series Trust

MFS® Research International Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Repurchase Agreement	$—	$12,168,000	$—	$12,168,000
Total Short-Term Investments	216,253,209	12,168,000	—	228,421,209
TOTAL INVESTMENTS	$310,784,402	$1,419,089,645	$—	$1,729,874,047

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Realized Loss	Change in Unrealized Appreciation	Net Purchases	Net Sales	Net Transfers Out of Level 3	Balance as of June 30, 2009
Common Stock
Japan	$37,047,987	$(5,947,794)	$324,481	$9,437,320	$(4,567,933)	$(36,294,061)	$—
Total	$37,047,987	$(5,947,794)	$324,481	$9,437,320	$(4,567,933)	$(36,294,061)	$—

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

MFS® Research International Portfolio
Assets
Investments, at value(a)(b)	$1,717,706,047
Repurchase Agreement	12,168,000
Cash	92
Cash denominated in foreign currencies(c)	764,021
Receivable for investments sold	122,075
Receivable for Trust shares sold	387,868
Dividends receivable	4,974,121
Interest receivable	3

Total assets	1,736,122,227

Liabilities
Payables for:
Investments purchased	1,220,506
Trust shares redeemed	723,869
Distribution and services fees—Class B	120,880
Distribution and services fees—Class E	2,214
Collateral for securities on loan	216,253,209
Management fee	886,986
Administration fee	9,077
Custodian and accounting fees	235,001
Deferred trustee fees	3,427
Accrued expenses	148,381

Total liabilities	219,603,550

Net Assets	$1,516,518,677

Net Assets Represented by
Paid in surplus	$2,306,741,127
Accumulated net realized loss	(603,514,306)
Unrealized depreciation on investments and foreign currency	(211,106,279)
Undistributed net investment income	24,398,135

Total	$1,516,518,677

Net Assets
Class A	$916,107,823

Class B	582,983,774

Class E	17,427,080

Capital Shares Outstanding
Class A	120,166,534

Class B	76,962,800

Class E	2,294,166

Net Asset Value and Offering Price Per Share
Class A	$7.62

Class B	7.57

Class E	7.60

(a) Investments at cost, excluding repurchase agreement	$1,928,861,856
(b) Includes cash collateral for securities loaned of	216,253,209
(c) Cost of cash denominated in foreign currencies	767,376

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

MFS® Research International Portfolio
Investment Income
Dividends (1)	$28,850,988
Interest (2)	1,581,696

Total investment income	30,432,684

Expenses
Management fee	4,640,663
Administration fees	53,391
Custodian and accounting fees	521,058
Distribution and services fees—Class B	627,310
Distribution and services fees—Class E	12,309
Audit and tax services	22,162
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	69,738
Insurance	21,012
Other	5,493

Total expenses	5,999,569

Net investment income	24,433,115

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(235,280,666)
Foreign currency	(256,587)

Net realized loss on investments and foreign currency	(235,537,253)

Net change in unrealized appreciation on:
Investments	310,522,820
Foreign currency	63,415

Net change in unrealized appreciation on investments and foreign currency	310,586,235

Net realized and unrealized gain on investments and foreign currency	75,048,982

Net Increase in Net Assets from Operations	$99,482,097

(1) Dividend income is net of foreign withholding taxes of:	$3,433,775
(2) Interest income includes securities lending net income of:	1,580,444

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

MFS® Research International Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$24,433,115	$49,194,903
Net realized loss on investments and foreign currency	(235,537,253)	(356,227,974)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	310,586,235	(703,624,736)

Net increase (decrease) in net assets resulting from operations	99,482,097	(1,010,657,807)

Distributions to Shareholders
From net investment income
Class A	(30,224,454)	(18,044,533)
Class B	(18,321,308)	(13,551,852)
Class E	(590,422)	(577,493)
From net realized gains
Class A	—	(91,449,495)
Class B	—	(78,062,607)
Class E	—	(3,147,806)

Net decrease in net assets resulting from distributions	(49,136,184)	(204,833,786)

Capital Share Transactions
Proceeds from shares sold
Class A	140,719,773	787,629,297
Class B	57,650,091	229,562,923
Class E	923,032	9,717,365
Net asset value of shares issued through dividend reinvestment
Class A	30,224,454	109,494,028
Class B	18,321,308	91,614,459
Class E	590,422	3,725,299
Cost of shares repurchased
Class A	(124,320,681)	(293,024,079)
Class B	(40,136,492)	(163,838,026)
Class E	(3,522,332)	(8,194,242)

Net increase in net assets from capital share transactions	80,449,575	766,687,024

Net Increase (Decrease) in Net Assets	130,795,488	(448,804,569)
Net assets at beginning of period	1,385,723,189	1,834,527,758

Net assets at end of period	$1,516,518,677	$1,385,723,189

Net assets at end of period includes undistributed net investment income	$24,398,135	$49,101,204

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MFS® Research International Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$7.41	$14.43	$15.04	$13.00	$11.72		$9.81

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.30	0.22	0.19	0.14		0.08
Net Realized/Unrealized Gain (Loss) on Investments	0.35	(5.76)	1.68	3.17	1.83		1.85

Total from Investment Operations	0.48	(5.46)	1.90	3.36	1.97		1.93

Less Distributions
Dividends from Net Investment Income	(0.27)	(0.26)	(0.24)	(0.27)	(0.07)		—
Distributions from Net Realized Capital Gains	—	(1.30)	(2.27)	(1.05)	(0.62)		(0.02)

Total Distributions	(0.27)	(1.56)	(2.51)	(1.32)	(0.69)		(0.02)

Net Asset Value, End of Period	$7.62	$7.41	$14.43	$15.04	$13.00		$11.72

Total Return	7.18%	(42.25)%	13.60%	26.91%	16.77%		19.72%
Ratio of Expenses to Average Net Assets After Reimbursement	0.83%*	0.77%	0.79%	0.94%	0.93%		1.06%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.83%*	0.77%	0.79%	0.95%	0.93	%(b)	0.94	%(b)
Ratio of Net Investment Income to Average Net Assets	3.86%*	2.85%	1.54%	1.34%	1.18%		0.75%
Portfolio Turnover Rate	37.1%	75.4%	65.5%	104.1%	84.5%		98.5%
Net Assets, End of Period (in millions)	$916.1	$840.8	$959.1	$706.0	$624.2		$304.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$7.35	$14.32	$14.95	$12.94	$11.68		$9.79

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.27	0.19	0.15	0.11		0.05
Net Realized/Unrealized Gain (Loss) on Investments	0.35	(5.71)	1.65	3.15	1.81		1.86

Total from Investment Operations	0.47	(5.44)	1.84	3.30	1.92		1.91

Less Distributions
Dividends from Net Investment Income	(0.25)	(0.23)	(0.20)	(0.24)	(0.04)		—
Distributions from Net Realized Capital Gains	—	(1.30)	(2.27)	(1.05)	(0.62)		(0.02)

Total Distributions	(0.25)	(1.53)	(2.47)	(1.29)	(0.66)		(0.02)

Net Asset Value, End of Period	$7.57	$7.35	$14.32	$14.95	$12.94		$11.68

Total Return	6.98%	(42.36)%	13.29%	26.56%	16.42%		19.56%
Ratio of Expenses to Average Net Assets After Reimbursement	1.08%*	1.01%	1.04%	1.19%	1.19%		1.32%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.08%*	1.01%	1.04%	1.20%	1.19	%(b)	1.18	%(b)
Ratio of Net Investment Income to Average Net Assets	3.63%*	2.54%	1.31%	1.12%	0.90%		0.47%
Portfolio Turnover Rate	37.1%	75.4%	65.5%	104.1%	84.5%		98.5%
Net Assets, End of Period (in millions)	$583.0	$525.7	$842.8	$623.0	$443.5		$396.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

MFS® Research International Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$7.37	$14.36	$14.99	$12.96	$11.70		$9.80

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.29	0.20	0.16	0.13		0.07
Net Realized/Unrealized Gain (Loss) on Investments	0.36	(5.74)	1.66	3.17	1.81		1.85

Total from Investment Operations	0.48	(5.45)	1.86	3.33	1.94		1.92

Less Distributions
Dividends from Net Investment Income	(0.25)	(0.24)	(0.22)	(0.25)	(0.06)		—
Distributions from Net Realized Capital Gains	—	(1.30)	(2.27)	(1.05)	(0.62)		(0.02)

Total Distributions	(0.25)	(1.54)	(2.49)	(1.30)	(0.68)		(0.02)

Net Asset Value, End of Period	$7.60	$7.37	$14.36	$14.99	$12.96		$11.70

Total Return	7.20%	(42.33)%	13.38%	26.79%	16.52%		19.64%
Ratio of Expenses to Average Net Assets After Reimbursement	0.98%*	0.91%	0.94%	1.09%	1.09%		1.22%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.98%*	0.91%	0.94%	1.10%	1.09	%(b)	1.09	%(b)
Ratio of Net Investment Income to Average Net Assets	3.59%*	2.66%	1.41%	1.18%	1.07%		0.72%
Portfolio Turnover Rate	37.1%	75.4%	65.5%	104.1%	84.5%		98.5%
Net Assets, End of Period (in millions)	$17.4	$19.2	$32.6	$26.7	$14.6		$11.3

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is MFS® Research International Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2009	Expiring 12/31/2010	Expiring 12/31/2016	Total

$36,862	$6,377,357	$337,233,962	$337,648,181

The Portfolio acquired losses of $37,816,349 in the merger with J.P. Morgan International Equity Portfolio on April 28, 2003, which are subject to an annual limitation of $2,138,073.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

G. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

K. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Massachusetts Financial Services Company (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$4,640,663	0.80%	First $200 Million

	0.75%	$200 Million to $500 Million

	0.70%	$500 Million to $1 Billion

	0.65%	Over $1 Billion

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	113,455,032	20,532,849	4,671,477	(18,492,824)	6,711,502	120,166,534
12/31/2008	66,478,767	67,903,709	8,780,596	(29,708,040)	46,976,265	113,455,032

Class B

6/30/2009	71,554,303	8,578,388	2,849,348	(6,019,239)	5,408,497	76,962,800
12/31/2008	58,852,198	20,720,766	7,400,198	(15,418,859)	12,702,105	71,554,303

Class E

6/30/2009	2,599,903	136,473	91,539	(533,749)	(305,737)	2,294,166
12/31/2008	2,271,794	842,133	300,185	(814,209)	328,109	2,599,903

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$545,778,273	$—	$482,564,967

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,941,029,856	$86,978,735	$(298,134,544)	$(211,155,809)

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$205,646,062	$216,253,209	$—	$216,253,209

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$101,637,300	$128,029,763	$103,196,486	$106,999,191	$204,833,786	$235,028,954

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$49,136,166	$—	$(546,056,348)	$(343,648,181)	$(840,568,363)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

11. Recent Accounting Pronouncement - continued

157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

20

Oppenheimer Capital Appreciation Portfolio	For the period ended 6/30/09
Managed by OppenheimerFunds, Inc.

Portfolio Manager Commentary

Performance

During the semi-annual period ended June 30, 2009, the Portfolio had a return of 17.30%, 17.22% and 17.35% for Class A, B and E Shares, respectively, versus the Russell 1000® Growth Index (the “Index”), which returned 11.53%, and the S&P 500® Index, which returned 3.16%.

Market Environment/Conditions

The global recession that defined 2008 continued in the first half of 2009, as unemployment rates climbed, housing prices slumped and consumer confidence remained depressed. The economic downturn had been intensified by a global banking crisis that led to the failures of major financial institutions and nearly froze conditions in some credit markets. In response, the Fed reduced short-term interest rates aggressively, including a cut in mid-December 2008 that drove its target for the overnight federal funds rate to an unprecedented low of 0% to 0.25%. As interest rates declined, so did yields of money market instruments.

Pronounced signs of economic weakness persisted through much of the first quarter of 2009. January saw a sharp decline in housing prices, while in February and March the U.S. economy lost more than 600,000 jobs in each month. Meanwhile, the Conference Board’s consumer confidence index fell to its lowest reading since recordkeeping began in 1967 in February 2009. In early March, the U.S. stock market hit a multi-year low.

Yet, investor sentiment soon began to improve as evidence appeared that global credit markets were thawing in response to massive remedial efforts by U.S. government and monetary authorities. The Fed engaged in massive purchases of U.S. Treasury securities and U.S. government agency securities to bolster slumping fixed-income markets, and they continued to implement the Term Asset-Backed Securities Loan Facility (TALF) that it had implemented in late 2008. The U.S. government enacted the $787 billion American Recovery and Reinvestment Act of 2009 and also continued to purchase certain financial instruments from eligible money market funds as needed.

As it became clearer that these remedial measures had helped to avert a collapse of the U.S. banking system, investor sentiment began to improve. Investors began to look forward to better credit-market conditions, and they became more tolerant of the risks they previously had shunned. Investors capitalized on historically low valuations among stocks and higher yielding bonds, sparking impressive springtime rallies over the second quarter of the year. Conversely, U.S. Treasury securities gave back some of their previous gains. However, in the absence of inflationary pressures or data showing actual economic improvement, the Fed consistently maintained its low target for short-term interest rates through the reporting period’s end.

Portfolio Review/Current Positioning

The Portfolio outperformed the Index in eight of the ten Index sectors, with financials, information technology and industrials sectors leading the pack. The Portfolio underperformed in the consumer discretionary sector and slightly underperformed in the health care sector.

Within financials, the Portfolio maintained an overweight position in the sector, which helped relative performance, though relative returns were primarily driven by stock selection. Within the sector, a number of securities had double-digit positive performance as financial stocks rebounded over the second half of the reporting period after enduring a tough bout in 2008 and early 2009. For the Portfolio, positive contributors included Goldman Sachs Group, Inc., IntercontinentalExchange, Inc., Credit Suisse Group AG, MSCI, Inc. and BM&F BOVESPA SA. In general, financials had a strong reporting period as market volatility lessened, most major global financial markets stabilized and overall conditions for financial institutions showed improvement.

An overweight to the information technology sector helped relative Portfolio performance, though, once again, prudent stock selection was the main contributor to relative performance. Like financials, the information technology sector rebounded partly as a result of renewed market optimism that market conditions have improved. One of the Portfolio’s largest holdings, QUALCOMM, Inc., performed well for the Portfolio during the reporting period. QUALCOMM, a leading manufacturer of the CDMA chip-technology that is used in 3G wireless communications, weathered the economic downturn relatively well during the period and continued to expand on its product line. Research in Motion Ltd., a Canadian developer of mobile communications and wireless email products including the BlackBerry smartphone, saw its stock price jump during the period as year-over-year revenue growth and net income jumped in the 1st quarter of 2009 as did sales of Blackberry devices. Other solid contributors to the Portfolio’s performance included Google, Inc., Apple, Inc., Broadcom Corp. and NVIDIA Corp.

The Portfolio outperformed the Index in the industrials sector mainly due to underweight position that was further enhanced by good stock selection. The main contributor to the Portfolio’s performance in this sector was Joy Global, Inc., which had a strong reporting period. The Portfolio was heavily overweight Joy Global relative to the Index.

Another individual holding of note was Crown Castle International Corp. within the telecommunication services sector. As market conditions improved for the company, which is the largest cell phone tower company in the U.S., its stock price rose significantly.

The Portfolio underperformed versus the Index in consumer discretionary due to an underweight to the sector and to weaker stock selection. An overweight to Apollo Group, Inc. detracted from the Portfolio’s performance as the stock had a difficult reporting period. The Portfolio’s performance also was hurt by an underweight to the internet and catalog retail subsector within consumer discretionary, as certain stocks included in that subsector performed strongly. In terms of the health care sector, while the Portfolio’s underperformance was slight relative the Index, the Portfolio’s overweight to the sector hurt relative Portfolio performance as it was one of the weaker performing sectors within the Index.

At the end of the period the Portfolio was positioned slightly overweight in materials, telecommunications, information technology, healthcare,

1

Oppenheimer Capital Appreciation Portfolio	For the period ended 6/30/09
Managed by OppenheimerFunds, Inc.

Portfolio Manager Commentary (continued)

and slightly larger overweights in energy and financials. The Portfolio was underweight in consumer staples, industrials and consumer discretionary, and did not hold any positions within the utilities sector.

Marc Baylin, CFA; Vice President and Portfolio Manager

OppenheimerFunds, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Google, Inc.—Class A	3.65%
QUALCOMM, Inc.	3.58%
Apple, Inc.	3.30%
Monsanto Co.	2.58%
Baxter International, Inc.	2.12%
PepsiCo, Inc.	2.07%
Nestle S.A.	2.02%
Express Scripts, Inc.	1.97%
Wal-Mart Stores, Inc.	1.89%
Occidental Petroleum Corp.	1.86%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Oppenheimer Capital Appreciation Portfolio	For the period ended 6/30/09
Managed by OppenheimerFunds, Inc.

Portfolio Manager Commentary (continued)

Oppenheimer Capital Appreciation Portfolio managed by

OppenheimerFunds, Inc. vs. Russell 1000® Growth Index1 and S&P 500® Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[4]
—	Oppenheimer Capital Appreciation Portfolio—Class A	17.30%	-30.26%	-7.71%	-2.96%	-2.07%
	Class B	17.22%	-30.38%	-7.90%	-3.18%	-3.84%
	Class E	17.35%	-30.30%	-7.78%	—	-3.53%
—	Russell 1000® Growth Index[1]	11.53%	-24.50%	-5.45%	-1.83%	-3.97%
- -	S&P 500® Index[2]	3.16%	-26.21%	-8.22%	-2.24%	-2.37%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000® Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within Russell 1000 companies, that have higher price-to-book ratios and higher forecasted growth values.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of Class A shares is 1/2/02. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 5/1/05. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Oppenheimer Capital Appreciation Portfolio

Class A
Actual	0.67%	$1,000.00	$1,173.00	$3.61
Hypothetical	0.67%	1,000.00	1,021.44	3.36

Class B
Actual	0.92%	$1,000.00	$1,172.20	$4.95
Hypothetical	0.92%	1,000.00	1,020.23	4.61

Class E
Actual	0.82%	$1,000.00	$1,173.50	$4.42
Hypothetical	0.82%	1,000.00	1,020.73	4.11

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.6%
Aerospace & Defense - 3.3%
General Dynamics Corp.	73,640	$4,078,920
Goodrich Corp.	48,430	2,420,047
Lockheed Martin Corp.	146,680	11,829,742
United Technologies Corp.	65,240	3,389,870

		21,718,579

Beverages - 2.1%
PepsiCo, Inc.	245,260	13,479,490

Biotechnology - 4.3%
Amgen, Inc.*	78,820	4,172,731
Celgene Corp.*	206,520	9,879,917
Gilead Sciences, Inc.*	228,310	10,694,040
Vertex Pharmaceuticals, Inc.*(a)	96,290	3,431,776

		28,178,464

Capital Markets - 4.3%
Charles Schwab Corp. (The)	364,070	6,385,788
Credit Suisse Group AG	168,079	7,670,632
Goldman Sachs Group, Inc. (The)	55,130	8,128,367
Julius Baer Holding AG	76,320	2,974,892
T. Rowe Price Group, Inc.	66,770	2,782,306

		27,941,985

Chemicals - 5.3%
Ecolab, Inc.	36,130	1,408,709
Monsanto Co.	225,500	16,763,670
Potash Corp. of Saskatchewan, Inc.	65,000	6,048,250
Praxair, Inc.	141,180	10,033,662

		34,254,291

Commercial Banks - 0.7%
Wells Fargo & Co.	175,030	4,246,228

Communications Equipment - 6.6%
F5 Networks, Inc.*(a)	90,810	3,141,118
Juniper Networks, Inc.*	203,290	4,797,644
QUALCOMM, Inc.	515,060	23,280,712
Research In Motion, Ltd.*	167,650	11,911,532

		43,131,006

Computers & Peripherals - 5.7%
Apple, Inc.*	150,940	21,498,384
Dell, Inc.*	119,670	1,643,069
Hewlett-Packard Co.	198,800	7,683,620
NetApp, Inc.*	329,200	6,491,824

		37,316,897

Construction & Engineering - 0.5%
Quanta Services, Inc.*(a)	152,420	3,525,475

Diversified Consumer Services - 1.4%
Apollo Group, Inc. - Class A*	123,650	8,793,988

Security Description	Shares	Value

Diversified Financial Services - 3.7%
BM&F BOVESPA S.A.	944,800	$5,662,551
IntercontinentalExchange, Inc.*	99,430	11,358,883
MSCI, Inc. - Class A*	300,070	7,333,711

		24,355,145

Electrical Equipment - 1.5%
ABB, Ltd.*	600,015	9,441,926

Energy Equipment & Services - 2.9%
Cameron International Corp.*	155,950	4,413,385
Schlumberger, Ltd.	171,730	9,292,311
Transocean, Ltd.*	34,170	2,538,489
Weatherford International, Ltd.*	144,600	2,828,376

		19,072,561

Food & Staples Retailing - 1.9%
Wal - Mart Stores, Inc.	253,280	12,268,883

Food Products - 2.7%
Cadbury Plc	497,814	4,251,737
Nestle S.A.	348,809	13,160,820

		17,412,557

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	260,330	13,787,077
C.R. Bard, Inc.	46,580	3,467,881
DENTSPLY International, Inc.(a)	195,860	5,977,647
Stryker Corp.	86,780	3,448,637

		26,681,242

Health Care Providers & Services - 3.5%
Express Scripts, Inc.*	186,870	12,847,312
Henry Schein, Inc.*(a)	106,860	5,123,937
Medco Health Solutions, Inc.*	102,660	4,682,323

		22,653,572

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	73,530	4,227,240

Household Products - 1.1%
Colgate - Palmolive Co.	97,970	6,930,398

Internet Software & Services - 4.5%
eBay, Inc.*	307,470	5,266,961
Google, Inc. - Class A*	56,280	23,727,085

		28,994,046

IT Services - 5.2%
Accenture, Ltd. - Class A	181,800	6,083,028
MasterCard, Inc. - Class A(a)	68,850	11,519,294
SAIC, Inc.*	258,640	4,797,772
Visa, Inc. - Class A(a)	186,340	11,601,528

		34,001,622

Life Sciences Tools & Services - 2.4%
Illumina, Inc.*(a)	153,710	5,985,467
Thermo Fisher Scientific, Inc.*	232,830	9,492,479

		15,477,946

See accompanying notes to financial statements

5

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Machinery - 0.7%
Joy Global, Inc.	124,860	$4,459,999

Media - 2.2%
Cablevision Systems Corp. - Class A	343,770	6,672,576
McGraw-Hill Cos., Inc. (The)	143,080	4,308,139
Walt Disney Co. (The)	153,110	3,572,056

		14,552,771

Oil, Gas & Consumable Fuels - 5.9%
Apache Corp.	70,130	5,059,880
Occidental Petroleum Corp.	184,310	12,129,441
Range Resources Corp.	151,770	6,284,796
Southwestern Energy Co.*	93,360	3,627,036
XTO Energy, Inc.	295,367	11,265,297

		38,366,450

Pharmaceuticals - 3.8%
Abbott Laboratories	110,980	5,220,499
Allergan, Inc.	126,070	5,998,411
Novo Nordisk A/S - Class B	59,200	3,215,733
Roche Holdings AG	46,709	6,352,947
Shire, Ltd.	299,390	4,128,496

		24,916,086

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.(a)	88,180	2,886,131

Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	43,900	3,228,406

Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	415,910	4,562,533
Broadcom Corp. - Class A*	349,050	8,652,949
MEMC Electronic Materials, Inc.*	211,900	3,773,939
NVIDIA Corp.*(a)	850,380	9,600,790
Texas Instruments, Inc.	378,830	8,069,079

		34,659,290

Software - 4.9%
Adobe Systems, Inc.*	275,620	7,800,046
Microsoft Corp.	391,370	9,302,865
Nintendo Co., Ltd.	26,200	7,203,245
Oracle Corp.	202,930	4,346,760
Salesforce.com, Inc.*(a)	89,580	3,419,269

		32,072,185

Specialty Retail - 1.1%
Bed Bath & Beyond, Inc.*(a)	64,110	1,971,383
Staples, Inc.	263,200	5,308,744

		7,280,127

Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	299,570	8,052,441
NIKE, Inc. - Class B	62,860	3,254,891
Polo Ralph Lauren Corp.(a)	63,120	3,379,445

		14,686,777

Security Description	Shares/Par Amount	Value

Tobacco - 1.0%
Philip Morris International, Inc.	145,110	$6,329,698

Wireless Telecommunication Services - 2.2%
Crown Castle International Corp.*	357,180	8,579,464
NII Holdings, Inc.*	287,750	5,487,392

		14,066,856

Total Common Stocks (Cost $728,497,837)		641,608,317

Short-Term Investments - 5.5%
Mutual Funds - 4.3%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	27,822,122	27,822,122
Repurchase Agreement - 1.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $7,712,002 on 07/01/09 collateralized by $7,830,000 FNMA at 1.722% due 05/10/11 with a value of $7,869,150.	$7,712,000	7,712,000

Total Short-Term Investments (Cost $35,534,122)		35,534,122

TOTAL INVESTMENTS - 104.1% (Cost $764,031,959)		677,142,439

Other Assets and Liabilities (net) - (4.1)%		(26,428,629)

NET ASSETS - 100.0%		$650,713,810

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$21,718,579	$—	$—	$21,718,579
Beverages	13,479,490	—	—	13,479,490
Biotechnology	28,178,464	—	—	28,178,464
Capital Markets	17,296,461	10,645,524	—	27,941,985
Chemicals	34,254,291	—	—	34,254,291
Commercial Banks	4,246,228	—	—	4,246,228
Communications Equipment	43,131,006	—	—	43,131,006
Computers & Peripherals	37,316,897	—	—	37,316,897
Construction & Engineering	3,525,475	—	—	3,525,475
Diversified Consumer Services	8,793,988	—	—	8,793,988
Diversified Financial Services	24,355,145	—	—	24,355,145
Electrical Equipment	—	9,441,926	—	9,441,926
Energy Equipment & Services	19,072,561	—	—	19,072,561
Food & Staples Retailing	12,268,883	—	—	12,268,883
Food Products	—	17,412,557	—	17,412,557
Health Care Equipment & Supplies	26,681,242	—	—	26,681,242
Health Care Providers & Services	22,653,572	—	—	22,653,572
Hotels, Restaurants & Leisure	4,227,240	—	—	4,227,240
Household Products	6,930,398	—	—	6,930,398
Internet Software & Services	28,994,046	—	—	28,994,046
IT Services	34,001,622	—	—	34,001,622
Life Sciences Tools & Services	15,477,946	—	—	15,477,946
Machinery	4,459,999	—	—	4,459,999
Media	14,552,771	—	—	14,552,771
Oil, Gas & Consumable Fuels	38,366,450	—	—	38,366,450
Pharmaceuticals	11,218,910	13,697,176	—	24,916,086
Real Estate Management & Development	2,886,131	—	—	2,886,131
Road & Rail	3,228,406	—	—	3,228,406
Semiconductors & Semiconductor Equipment	34,659,290	—	—	34,659,290
Software	24,868,940	7,203,245	—	32,072,185
Specialty Retail	7,280,127	—	—	7,280,127
Textiles, Apparel & Luxury Goods	14,686,777	—	—	14,686,777

See accompanying notes to financial statements

7

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Tobacco	$6,329,698	$—	$—	$6,329,698
Wireless Telecommunication Services	14,066,856	—	—	14,066,856
Total Common Stocks	583,207,889	58,400,428	—	641,608,317
Short-Term Investments
Mutual Funds	27,822,122	—	—	27,822,122
Repurchase Agreement	—	7,712,000	—	7,712,000
Total Short-Term Investments	27,822,122	7,712,000	—	35,534,122
TOTAL INVESTMENTS	$611,030,011	$66,112,428	$—	$677,142,439

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Oppenheimer Capital Appreciation Portfolio
Assets
Investments, at value (a)(b)	$669,430,439
Repurchase Agreement	7,712,000
Cash	48
Cash denominated in foreign currencies (c)	615,915
Receivable for investments sold	4,133,321
Receivable for Trust shares sold	113,642
Dividends receivable	826,219
Interest receivable	2

Total assets	682,831,586

Liabilities
Payables for:
Investments purchased	3,585,973
Trust shares redeemed	193,600
Distribution and services fees—Class B	61,185
Distribution and services fees—Class E	484
Collateral for securities on loan	27,822,122
Management fee	325,585
Administration fee	3,884
Custodian and accounting fees	27,562
Deferred trustee fees	3,427
Accrued expenses	93,954

Total liabilities	32,117,776

Net Assets	$650,713,810

Net Assets Represented by
Paid in surplus	$961,833,855
Accumulated net realized loss	(225,638,998)
Unrealized depreciation on investments and foreign currency	(86,883,871)
Undistributed net investment income	1,402,824

Total	$650,713,810

Net Assets
Class A	$350,471,423

Class B	296,322,948

Class E	3,919,439

Capital Shares Outstanding
Class A	75,988,269

Class B	64,996,927

Class E	852,454

Net Asset Value and Offering Price Per Share
Class A	$4.61

Class B	4.56

Class E	4.60

(a) Investments at cost, excluding repurchase agreement	$756,319,959
(b) Includes cash collateral for securities loaned of	27,822,122
(c) Cost of cash denominated in foreign currencies	605,795

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Oppenheimer Capital Appreciation Portfolio
Investment Income
Dividends (1)	$3,552,941
Interest (2)	151,632

Total investment income	3,704,573

Expenses
Management fee	1,778,515
Administration fees	24,934
Custodian and accounting fees	57,433
Distribution and services fees—Class B	329,726
Distribution and services fees—Class E	2,425
Audit and tax services	21,302
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	31,683
Insurance	11,179
Other	4,613

Total expenses	2,288,243

Net investment income	1,416,330

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(71,067,032)
Foreign currency	34,701

Net realized loss on investments and foreign currency	(71,032,331)

Net change in unrealized appreciation on:
Investments	165,575,423
Foreign currency	12,569

Net change in unrealized appreciation on investments and foreign currency	165,587,992

Net realized and unrealized gain on investments and foreign currency	94,555,661

Net Increase in Net Assets from Operations	$95,971,991

(1) Dividend income is net of foreign withholding taxes of:	$114,914
(2) Interest income includes securities lending net income of:	151,076

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Oppenheimer Capital Appreciation Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,416,330	$1,925,140
Net realized loss on investments, futures contracts and foreign currency	(71,032,331)	(141,399,415)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	165,587,992	(350,602,697)

Net increase (decrease) in net assets resulting from operations	95,971,991	(490,076,972)

Distributions to Shareholders
From net investment income
Class A	—	(3,858,156)
Class B	—	(14,707,653)
Class E	—	(193,554)
From net realized gains
Class A	—	(28,241,748)
Class B	—	(117,716,758)
Class E	—	(1,458,331)

Net decrease in net assets resulting from distributions	—	(166,176,200)

Capital Share Transactions
Proceeds from shares sold
Class A	4,471,342	587,063,000
Class B	15,301,005	44,454,846
Class E	1,195,924	2,611,928
Net asset value of shares issued through dividend reinvestment
Class A	—	32,099,904
Class B	—	132,424,411
Class E	—	1,651,885
Cost of shares repurchased
Class A	(18,126,559)	(140,290,392)
Class B	(22,397,018)	(109,815,299)
Class E	(926,479)	(2,886,071)

Net increase (decrease) in net assets from capital share transactions	(20,481,785)	547,314,212

Net Increase (Decrease) in Net Assets	75,490,206	(108,938,960)
Net assets at beginning of period	575,223,604	684,162,564

Net assets at end of period	$650,713,810	$575,223,604

Net assets at end of period includes undistributed (distributions in excess of) net investment income	$1,402,824	$(13,506)

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Oppenheimer Capital Appreciation Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$3.93		$9.94	$9.27	$8.69	$8.36		$8.33

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01		0.02	0.03	0.02	0.03		0.07
Net Realized/Unrealized Gain (Loss) on Investments	0.67		(3.49)	1.26	0.66	0.39		0.47

Total from Investment Operations	0.68		(3.47)	1.29	0.68	0.42		0.54

Less Distributions
Dividends from Net Investment Income	—		(0.31)	(0.01)	(0.03)	(0.01)		(0.06)
Distributions from Net Realized Capital Gains	—		(2.23)	(0.61)	(0.07)	(0.08)		(0.45)

Total Distributions	—		(2.54)	(0.62)	(0.10)	(0.09)		(0.51)

Net Asset Value, End of Period	$4.61		$3.93	$9.94	$9.27	$8.69		$8.36

Total Return	17.30%		(45.80)%	14.45%	7.81%	4.99%		6.70%
Ratio of Expenses to Average Net Assets After Reimbursement	0.67	%*	0.62%	0.62%	0.65%	0.69%		0.68%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.67	%*	0.62%	0.62%	0.65%	0.64	%(b)	0.69	%(b)
Ratio of Net Investment Income to Average Net Assets	0.60	%*	0.38%	0.33%	0.22%	0.42%		0.90%
Portfolio Turnover Rate	27.3%		84.4%	70.8%	60.7%	72.4%		65.3%
Net Assets, End of Period (in millions)	$350.4		$312.0	$124.7	$505.6	$664.2		$298.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$3.89		$9.86	$9.20	$8.62	$8.31		$8.29

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.01		0.01	0.00 +	(0.01)	0.01		0.06
Net Realized/Unrealized Gain (Loss) on Investments	0.66		(3.47)	1.27	0.67	0.38		0.46

Total from Investment Operations	0.67		(3.46)	1.27	0.66	0.39		0.52

Less Distributions
Dividends from Net Investment Income	—		(0.28)	—	(0.01)	—		(0.05)
Distributions from Net Realized Capital Gains	—		(2.23)	(0.61)	(0.07)	(0.08)		(0.45)

Total Distributions	—		(2.51)	(0.61)	(0.08)	(0.08)		(0.50)

Net Asset Value, End of Period	$4.56		$3.89	$9.86	$9.20	$8.62		$8.31

Total Return	17.22%		(45.94)%	14.29%	7.62%	4.71%		6.40%
Ratio of Expenses to Average Net Assets After Reimbursement	0.92	%*	0.88%	0.89%	0.90%	0.94%		0.95%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.92	%*	0.88%	0.89%	0.90%	0.89	%(b)	0.91	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.35	%*	0.12%	0.03%	(0.06)%	0.18%		0.67%
Portfolio Turnover Rate	27.3%		84.4%	70.8%	60.7%	72.4%		65.3%
Net Assets, End of Period (in millions)	$296.3		$260.1	$553.3	$535.1	$501.8		$634.6

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Oppenheimer Capital Appreciation Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005(c)
Net Asset Value, Beginning of Period	$3.92		$9.93	$9.25	$8.68	$7.97

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01		0.01	0.01	0.00 +	0.01
Net Realized/Unrealized Gain (Loss) on Investments	0.67		(3.49)	1.28	0.67	0.79

Total from Investment Operations	0.68		(3.48)	1.29	0.67	0.80

Less Distributions
Dividends from Net Investment Income	—		(0.30)	(0.00)+	(0.03)	(0.01)
Distributions from Net Realized Capital Gains	—		(2.23)	(0.61)	(0.07)	(0.08)

Total Distributions	—		(2.53)	(0.61)	(0.10)	(0.09)

Net Asset Value, End of Period	$4.60		$3.92	$9.93	$9.25	$8.68

Total Return	17.35%		(45.91)%	14.48%	7.68%	10.01%
Ratio of Expenses to Average Net Assets After Reimbursement	0.82	%*	0.78%	0.80%	0.80%	0.83	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.82	%*	0.78%	N/A	0.80%	0.80	%(b)*
Ratio of Net Investment Income to Average Net Assets	0.45	%*	0.22%	0.13%	0.03%	0.15	%*
Portfolio Turnover Rate	27.3%		84.4%	70.8%	60.7%	72.4%
Net Assets, End of Period (in millions)	$3.9		$3.1	$6.2	$2.5	$0.9

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.
(c)	Commencement of operations—05/02/2005.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Oppenheimer Capital Appreciation Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$140,690,487	$140,690,487

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with OppenheimerFunds, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,778,515	0.65%	First $150 Million

	0.625%	$150 Million to $300 Million

	0.60%	$300 Million to $500 Million

	0.55%	$500 Million to $700 Million

	0.525%	$700 Million to $900 Million

	0.50%	Over $900 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

0.75%	1.00%	0.90%

If in any year in which the Management Agreement is still in effect, the estimated aggregate Portfolio Operating Expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

For the period July 1, 2005 through October 31, 2006, if the average monthly net assets of the Portfolio were in excess of $1 billion, a discount to the total fees for the Portfolio for that month of 2.5% was applied. Such fee was accrued daily and paid monthly by the tenth business day following the end of the month in which such fee was accrued. If the Adviser shall serve for less than the whole of any month, the foregoing compensation was prorated. For the purpose of determining fees payable to the Adviser, the value of the Portfolio’s net assets was computed at the times and in the manner specified in the Trust’s Registration Statement.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	79,465,458	1,099,988	—	(4,577,177)	(3,477,189)	75,988,269
12/31/2008	12,539,417	84,699,201	4,692,969	(22,466,129)	66,926,041	79,465,458

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest - continued

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class B

6/30/2009	66,926,060	3,751,347	—	(5,680,480)	(1,929,133)	64,996,927
12/31/2008	56,112,903	7,370,595	19,531,624	(16,089,062)	10,813,157	66,926,060

Class E

6/30/2009	797,065	289,774	—	(234,385)	55,389	852,454
12/31/2008	627,281	397,702	241,857	(469,775)	169,784	797,065

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$156,654,869	$—	$172,950,558

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$764,031,959	$20,801,075	$(107,690,595)	$(86,889,520)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$27,190,842	$27,822,122	$—	$27,822,122

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$18,990,316	$10,500,629	$147,185,884	$59,930,535	$166,176,200	$70,431,164

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(266,401,549)	$(140,690,487)	$(407,092,036)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

PIMCO Inflation Protected Bond Portfolio	For the period ended 6/30/09
Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 10.84%, 10.62% and 10.72% for Class A, B and E Shares, respectively, versus 6.21% for its benchmark, the Barclays Capital: U.S. TIPS Index.

Market Environment/Conditions

Interest rates rose and capital flowed back toward riskier assets during the first half of 2009. Government policy initiatives helped restore a measure of stability to financial markets after the extreme stress and volatility of last year. Treasury Inflation Protected Securities (TIPS) gained 6.21 percent during the first half as represented by the Barclays Capital U.S. TIPS Index. TIPS far outperformed their nominal Treasury counterparts, as nominals ended in deep negative territory. Although real yields rose, nominal yields rose considerably more leading to the strong outperformance of TIPS over nominal Treasuries. The difference in these yields of comparable maturity, or the breakeven inflation rate (also the level of inflation it takes for a TIPS issue to breakeven with a nominal Treasury) increased as a result. Part of this outperformance was due to markets pricing in higher inflation expectations, in addition to market concerns that massive fiscal expenditures could lead to a glut of nominal Treasuries.

While measures of inflation expectations increased in the first six months of 2009, actual inflation, especially when adjusted for food and energy prices, was subdued. With unemployment approaching 10 percent in the U.S. there was plenty of slack in the economy to restrain price increases. Perhaps the most encouraging economic news came on the final day of the period, with data showing a slower rate of decline in residential property prices. That raised hopes that the real estate slump might be nearing a bottom.

Portfolio Review/Current Positioning

Regarding curve strategies, an emphasis on short and intermediate securities in the U.S. was positive for performance as the U.S. yield curve steepened by 131 basis points (“bps”) year-to-date. Although curve positioning was positive, an underweight to TIPS in favor of U.S. nominal bond exposure detracted from returns as TIPS outperformed nominal Treasuries during the first half of 2009. An overweight to total U.S. duration also detracted from returns as nominal yields rose over the period. 10-year U.S. Treasuries rose 132 bps and 30-year U.S. Treasuries rose 165 bps over the first six months of the year.

On a duration-adjusted basis, sectors that trade at a spread to U.S. Treasuries outperformed. Exposure to high quality agency mortgages was positive for performance as mortgages have outperformed like-duration Treasuries year-to-date. The primary driver of Agency Mortgage-Backed Securities (“MBS”) has been the government’s purchases of mortgages through the Federal Reserve MBS Purchase Program. Year-to-date the Fed has purchased nearly $600 billion of Agency MBS, driving spreads tighter and rates lower. Additionally, within the Investment-grade credit sector, an emphasis on bonds of financial companies was positive for performance during the first half of 2009, as major banks began to wean themselves off government aid. Spreads also benefited from the positive outcome of the government’s stress tests which helped calm investor sentiment. Financials’ spreads tightened 200 basis points year-to-date.

The Portfolio favors high quality, yield-oriented securities in an environment of low growth and political uncertainty. With regard to duration, the Portfolio is overweight nominal duration as Treasury yields are near the top of our expected range over a cyclical time frame, and has a near-index duration exposure to TIPS in favor of high quality, higher yielding assets. Regarding yield curve strategies, the Portfolio is positioned for a nominal yield curve steepening strategy in the U.S. as the Federal Reserve is likely to tighten more slowly than markets expect.

Additionally, the Portfolio holds Japanese Inflation Linked Bonds, as the current level of relatively high real yields does not reflect our expectations of continued slow economic growth and has an emphasis on nominal duration over real duration in the U.K. and Eurozone. Long-dated inflation linked bonds in the U.K. remain rich from continued liability-matching demand, while Eurozone inflation, particularly French inflation is likely to move lower. Lastly, the Portfolio has a modest allocation to Agency mortgages. These securities remain a relatively attractive source of high quality income, though their recent rally has driven their yield premiums closer to fair value.

Mihir Worah

Executive Vice President

Pacific Investment Management Company LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

PIMCO Inflation Protected Bond Portfolio	For the period ended 6/30/09
Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
U.S. Treasury Inflation Index Note (2.000%, due 01/15/14)	12.30%
U.S. Treasury Inflation Index Note (3.000%, due 07/15/12)	9.87%
U.S. Treasury Inflation Index Bond (3.875%, due 04/15/29)	7.17%
U.S. Treasury Inflation Index Note (2.000%, due 07/15/14)	6.73%
U.S. Treasury Inflation Index Bond (2.625%, due 07/15/17)	6.56%
U.S. Treasury Inflation Index Bond (3.625%, due 04/15/28)	6.53%
U.S. Treasury Inflation Index Bond (2.375%, due 04/15/11)	6.34%
U.S. Treasury Inflation Index Bond (2.375%, due 01/15/25)	5.95%
U.S. Treasury Inflation Index Note (2.000%, due 01/15/16)	4.90%
Federal National Mortgage Assoc. (5.500%, due TBA)	4.41%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

PIMCO Inflation Protected Bond Portfolio	For the period ended 6/30/09
Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary (continued)

PIMCO Inflation Protected Bond Portfolio managed by

Pacific Investment Management Company LLC vs. Barclays Capital: U.S. TIPS Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
—	PIMCO Inflation Protected Bond Portfolio— Class A	10.84%	-1.40%	5.28%	4.54%	5.05%
	Class B	10.62%	-1.71%	4.99%	4.27%	4.78%
	Class E	10.72%	-1.54%	5.12%	—	4.94%
- -	Barclays Capital: U.S. TIPS Index[1]	6.21%	-1.11%	5.78%	4.94%	5.24%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital: U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index Securities.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A and Class B shares is 5/1/03. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 5/1/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

PIMCO Inflation Protected Bond Portfolio

Class A
Actual	0.53%	$1,000.00	$1,108.40	$2.77
Hypothetical	0.53%	1,000.00	1,022.17	2.66

Class B
Actual	0.78%	$1,000.00	$1,106.20	$4.07
Hypothetical	0.78%	1,000.00	1,020.93	3.91

Class E
Actual	0.68%	$1,000.00	$1,107.20	$3.55
Hypothetical	0.68%	1,000.00	1,021.42	3.41

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.6%
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	$1,000,000	$565,750
California County Tobacco Securitization Agency 5.625%, due 06/01/23	125,000	114,544
Dallas, Texas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)	3,400,000	3,389,766
Golden State Tobacco Securitization Corp. 5.750%, due 06/01/47	100,000	60,075
Los Angeles Department of Water & Power, Systems, Subser A-2 5.000%, due 07/01/44 (AMBAC)	3,800,000	3,590,582
New York City Municipal Water Finance Authority 5.000%, due 06/15/38	900,000	889,119
Tobacco Settlement Financing Corp.
6.000%, due 06/01/23	780,000	708,099
7.467%, due 06/01/47	1,150,000	772,685

Total Municipals (Cost $11,398,829)		10,090,620

Asset-Backed Securities - 9.4%
Ace Securities Corp. 0.364%, due 07/25/36 - 12/25/36(a)	171,787	130,121
Argent Securities, Inc. 0.364%, due 10/25/36(a)	18,095	17,788
Asset Backed Funding Certificates
0.664%, due 06/25/34 (a)	877,507	431,036
0.374%, due 11/25/36(a)	25,674	24,551
Asset Backed Securities Corp. Home Equity 0.364%, due 12/25/36(a)	806,274	740,457
Banc of America Commercial Mortgage, Inc.
5.658%, due 06/10/49(a)	1,100,000	781,589
5.744%, due 02/10/51(a)	1,100,000	890,321
Banc of America Funding Corp. 4.585%, due 02/20/36(a)	2,308,858	1,755,046
Banc of America Large Loan, Inc. 0.829%, due 08/14/29 (144A)(a)(b)	6,227,037	4,625,305
Banc of America Mortgage Securities 6.500%, due 09/25/33	142,484	134,865
Bear Stearns ALT-A Trust 0.474%, due 02/25/34(a)	484,350	274,908

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Bear Stearns ARM Trust
4.828%, due 01/25/35(a)	$6,368,448	$5,369,125
2.960%, due 03/25/35(a)	1,744,402	1,509,386
Bear Stearns Asset Backed Securities Trust
0.974%, due 10/25/32(a)	41,083	25,334
0.644%, due 01/25/36(a)	31,591	28,875
0.364%, due 11/25/36(a)	51,233	45,147
1.314%, due 10/25/37(a)	4,641,295	2,502,041
Bear Stearns Commercial Mortgage Securities 6.440%, due 06/16/30	15,020	14,989
Bear Stearns Mortgage Funding Trust 0.384%, due 02/25/37(a)	1,911,028	1,473,561
Bear Stearns Structured Products, Inc. 5.644%, due 01/26/36(a)	1,233,822	681,909
Capital Auto Receivables Asset Trust
1.239%, due 03/15/11(a)	765,372	766,297
1.769%, due 10/15/12(a)	7,100,000	7,053,477
Carrington Mortgage Loan Trust 0.634%, due 10/25/35(a)	696,319	540,600
Chase Issuance Trust
0.569%, due 09/15/11(a)	1,300,000	1,299,822
0.969%, due 11/15/11(a)	14,700,000	14,712,605
Citigroup Commercial Mortgage Trust 0.389%, due 08/15/21 (144A)(a)(c)	4,032	3,413
Citigroup Mortgage Loan Trust, Inc.
2.990%, due 12/25/35(a)	135,325	110,479
4.700%, due 12/25/35(a)	3,040,982	2,456,859
Countrywide Alternative Loan Trust
0.594%, due 12/25/35(a)	81,246	38,171
0.395%, due 09/20/46(a)	129,974	126,857
0.495%, due 02/20/47(a)	1,186,870	462,126
0.494%, due 05/25/47(a)	385,288	144,807
Countrywide Asset-Backed Certificates
0.364%, due 03/25/37 - 05/25/47(a)	367,388	347,893
0.394%, due 06/25/37(a)	1,128,822	1,044,062
0.424%, due 10/25/46(a)	265,821	250,319
Countrywide Home Loans
3.759%, due 11/19/33(a)	156,764	141,832
4.543%, due 08/25/34(a)	582,072	358,798
0.604%, due 04/25/35(a)	1,784,684	803,208
0.654%, due 06/25/35 (144A)(a)(c)	472,553	343,442
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40	304,560	305,783

See accompanying notes to financial statements

5

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Daimler Chrysler Auto Trust
1.248%, due 07/08/11(a)	$12,039,435	$12,047,408
1.798%, due 09/10/12(a)	1,000,000	996,129
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
0.414%, due 10/25/36(a)	238,814	204,772
5.869%, due 10/25/36	1,400,000	757,250
5.886%, due 10/25/36	1,400,000	757,924
Equity One ABS, Inc. 0.614%, due 04/25/34(a)	121,664	46,223
First Franklin Mortgage Loan Asset Backed Certificates
0.364%, due 11/25/36 - 12/25/36(a)	663,547	625,313
0.354%, due 01/25/38(a)	572,754	527,789
First Horizon Pass Trust Mortgage 3.572%, due 06/25/34(a)	626,304	405,713
Ford Credit Auto Owner Trust 1.219%, due 01/15/11(a)	9,019,454	9,026,883
Fremont Home Loan Trust
0.364%, due 10/25/36(a)	35,833	22,406
0.374%, due 01/25/37(a)	251,232	163,016
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37	3,536,883	3,547,050
Greenpoint Mortgage Funding Trust
0.534%, due 06/25/45(a)	822,106	350,602
0.584%, due 11/25/45(a)	373,957	178,281
0.394%, due 10/25/46(a)	372,731	307,119
GS Mortgage Loan Trust 4.470%, due 09/25/35(a)	1,518,907	1,279,056
GSAMP Trust
0.604%, due 03/25/34(a)	49,849	49,323
0.384%, due 10/25/36(a)	8,473	6,838
0.354%, due 10/25/46(a)	45,242	42,856
0.414%, due 01/25/47(a)	352,521	324,507
Harborview Mortgage Loan Trust
0.533%, due 05/19/35(a)	192,139	86,172
0.403%, due 01/19/38(a)	136,214	125,919
HSI Asset Securitization Corp. Trust 0.364%, due 10/25/36(a)	96,284	56,803
Impac Secured Assets Corp. 0.394%, due 01/25/37(a)	104,262	97,850
Indymac Index Mortgage Loan Trust 0.404%, due 11/25/46(a)	430,822	401,407
Indymac Residential Asset Backed Trust 0.364%, due 11/25/36(a)	9,176	9,073

Security Description	Par Amount	Value

Asset-Backed Securities - continued
JPMorgan Chase Commercial Mortgage Securities Corp. 5.794%, due 02/12/51	$1,500,000	$1,124,742
JPMorgan Mortgage Acquisition Corp.
0.364%, due 07/25/36 - 08/25/36(a)	213,882	200,303
0.377%, due 11/25/36(a)	43,894	41,502
0.374%, due 03/25/47(a)	1,372,876	988,344
JPMorgan Mortgage Trust 5.009%, due 07/25/35(a)	1,073,377	820,991
Lehman XS Trust
0.384%, due 05/25/46(a)	1,319	1,302
0.394%, due 11/25/46(a)	456,622	382,243
Long Beach Mortgage Loan Trust
0.494%, due 08/25/35(a)	19,653	19,105
0.354%, due 11/25/36(a)	22,310	20,710
Master Adjustable Rate Mortgages Trust
4.081%, due 12/25/33(a)	632,674	533,140
3.469%, due 11/21/34(a)	600,000	379,291
MBNA Credit Card Master Note Trust 0.419%, due 12/15/11(a)	100,000	99,989
Mellon Residential Funding Corp.
0.759%, due 12/15/30(a)	170,851	137,746
0.669%, due 11/15/31(a)	748,855	544,531
Merrill Lynch Floating Trust 0.389%, due 06/15/22 (144A)(a)(c)	166,319	116,813
Merrill Lynch Mortgage Investors Trust
4.250%, due 10/25/35(a)	4,050,750	3,270,686
0.384%, due 08/25/36 - 07/25/37(a)	318,778	308,434
0.364%, due 05/25/37(a)	83,038	81,435
Morgan Stanley Capital, Inc.
0.364%, due 09/25/36 - 11/25/36(a)	833,186	793,145
0.354%, due 10/25/36(a)	171,250	160,548
Nomura Asset Acceptance Corp. 0.454%, due 01/25/36 (144A)(a)(c)	36,394	31,941
Option One Mortgage Loan Trust
0.364%, due 01/25/37(a)	492,397	466,902
0.354%, due 02/25/37(a)	2,098	2,069
Park Place Securities, Inc. 0.574%, due 09/25/35(a)	30,826	19,630
Residential Accredit Loans, Inc.
0.614%, due 08/25/35(a)	317,834	145,651
2.700%, due 09/25/45(a)	341,922	147,394

See accompanying notes to financial statements

6

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Residential Asset Securities Corp. 0.384%, due 11/25/36(a)	$177,595	$175,040
Residential Asset Securitization Trust 6.500%, due 08/25/36	1,000,000	478,659
Securitized Asset Backed Receivables LLC Trust 0.364%, due 09/25/36(a)	33,314	29,288
Securitized Asset Sales, Inc. 4.848%, due 11/26/23(a)	8,096	7,323
Sequoia Mortgage Trust 0.663%, due 10/19/26(a)	301,720	228,888
SLM Student Loan Trust
1.072%, due 04/25/14(a)	1,118,886	1,115,937
2.592%, due 04/25/23(a)	31,627,453	32,297,205
Small Business Administration Participation Certificates
4.880%, due 11/01/24	3,464,235	3,604,760
5.510%, due 11/01/27	7,089,264	7,470,972
5.170%, due 01/01/28	6,035,266	6,372,218
Soundview Home Equity Loan Trust
0.374%, due 11/25/36 (144A)(a)(c)	146,223	78,801
0.394%, due 01/25/37(a)	137,194	133,777
Specialty Underwriting & Residential Finance Trust 0.359%, due 11/25/37(a)	8,946	8,648
Structured Adjustable Rate Mortgage Loan Trust
4.802%, due 02/25/34(a)	440,759	332,348
2.610%, due 01/25/35(a)	253,447	110,627
Structured Asset Investment Loan Trust 0.364%, due 07/25/36(a)	29,600	26,852
Structured Asset Mortgage Investments, Inc.
0.643%, due 10/19/34(a)	196,344	149,851
0.504%, due 06/25/36(a)	218,192	82,768
0.384%, due 08/25/36(a)	203,679	195,056
Structured Asset Securities Corp.
4.900%, due 04/25/35	959,086	568,472
4.504%, due 10/25/35 (144A)(a)(c)(k)	329,177	226,672
0.364%, due 05/25/36 - 10/25/36(a)	321,100	293,646
TBW Mortgage Backed Pass Through Certificates
0.414%, due 09/25/36(a)	9,004	8,957
0.424%, due 01/25/37(a)	333,384	302,759
6.015%, due 07/25/37	600,000	307,638

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Thornburg Mortgage Securities Trust 0.434%, due 09/25/46(a)	$1,638,471	$1,503,981
Truman Capital Mortgage Loan Trust 0.654%, due 01/25/34 (144A)(a)(c)	13,597	13,412
Wachovia Bank Commercial Mortgage Trust
0.399%, due 06/15/20 (144A)(a)(c)	4,120,895	3,034,761
0.409%, due 09/15/21 (144A)(a)(c)	2,789,136	2,010,077
WaMu Mortgage Pass Through Certificates
2.540%, due 11/25/42(a)	61,936	35,715
0.604%, due 10/25/45(a)	2,343,884	1,229,431
0.574%, due 11/25/45(a)	368,655	178,864
2.340%, due 02/25/46(a)	377,577	167,624
2.880%, due 07/25/46(a)	1,452,126	611,767
2.840%, due 11/25/46(a)	301,633	197,623
2.150%, due 12/25/46(a)	205,663	80,093
Wells Fargo Mortgage Backed Securities Trust 3.581%, due 09/25/34(a)	395,933	344,524

Total Asset-Backed Securities (Cost $180,876,095)		160,064,507

Domestic Bonds & Debt Securities - 15.0%
Airlines - 0.1%
Southwest Airlines Co. 5.125%, due 03/01/17	1,000,000	860,738

Capital Markets - 3.1%
Bear Stearns Cos., Inc. 0.854%, due 11/28/11(a)	1,000,000	976,333
Goldman Sachs Group, Inc. (The)
0.934%, due 11/16/09(a)	7,000,000	6,994,267
0.901%, due 06/28/10(a)	4,400,000	4,377,419
6.150%, due 04/01/18	2,100,000	2,047,912
Lehman Brothers Holdings, Inc.
0.000%, due 11/24/08 - 12/23/44(d)	6,600,000	1,006,500
7.000%, due 09/27/27(d)	400,000	61,000
Merrill Lynch & Co., Inc.
3.188%, due 05/12/10(a)	6,800,000	6,763,443
6.400%, due 08/28/17	2,700,000	2,393,847
6.875%, due 04/25/18	6,900,000	6,396,562
Morgan Stanley
1.357%, due 01/18/11(a)	4,000,000	3,876,856
6.000%, due 04/28/15	16,600,000	16,576,727

See accompanying notes to financial statements

7

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Capital Markets - continued
Small Business Administration 4.504%, due 02/10/14	$954,616	$975,298

		52,446,164

Commercial Banks - 2.8%
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A)(c)	3,600,000	3,711,910
Bank of Ireland Plc 0.663%, due 12/18/09(a)	1,100,000	1,089,921
Barclays Bank Plc
6.200%, due 09/26/14(d)	700,000	106,750
7.434%, due 09/29/49 (144A)(a)(c)	700,000	469,646
Commonwealth Bank of Australia 1.108%, due 06/25/14 (144A)(a)(c)	7,900,000	7,873,361
Dexia Credit Local 1.262%, due 09/23/11 (144A)(a)(c)	2,700,000	2,703,471
DNB North Bank ASA 1.209%, due 10/13/09 (144A)(a)(c)	1,200,000	1,192,571
Export-Import Bank of Korea 1.386%, due 10/04/11 (144A)(a)(c)	1,600,000	1,604,184
ING Bank Australia, Ltd. 3.870%, due 06/24/14(a)(e)(k)	800,000	643,848
National Australia Bank, Ltd.
1.424%, due 02/08/10 (144A)(a)(c)	11,500,000	11,499,908
5.350%, due 06/12/13 (144A)(c)	3,100,000	3,195,833
Royal Bank of Scotland Plc 7.092%, due 10/29/49(a)(f)	500,000	241,845
UBS AG 1.927%, due 05/05/10(a)	11,500,000	11,536,754
Wachovia Bank National Association 0.726%, due 12/02/10(a)	2,300,000	2,269,649

		48,139,651

Computers & Peripherals - 0.3%
Hewlett-Packard Co. 2.250%, due 05/27/11	100,000	100,351
Lexmark International, Inc. 5.900%, due 06/01/13	5,000,000	4,801,510

		4,901,861

Consumer Finance - 1.2%
American Express Bank FSB S.A.
5.500%, due 04/16/13	1,500,000	1,473,291
6.000%, due 09/13/17	2,000,000	1,827,204

Security Description	Par Amount	Value

Consumer Finance - continued
American Express Centurion Bank
0.399%, due 07/13/10 (a)	$5,000,000	$4,866,600
6.000%, due 09/13/17	2,600,000	2,375,365
American Express Co. 7.000%, due 03/19/18	2,490,000	2,421,752
American Express Credit Corp. 1.708%, due 05/27/10(a)	1,700,000	1,678,750
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	5,800,000	5,019,158
7.800%, due 06/01/12	400,000	344,380

		20,006,500

Diversified Financial Services - 3.1%
Atlas Reinsurance Plc 5.520%, due 01/10/10 (144A)(a)(b)(f)	400,000	557,177
Bank of America Corp.
1.127%, due 11/06/09(a)	900,000	898,453
1.339%, due 04/30/12(a)	2,000,000	2,025,896
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A)(a)(c)	600,000	307,588
Citigroup, Inc.
0.631%, due 12/28/09(a)	10,000,000	9,904,900
0.944%, due 05/18/11(a)	3,300,000	3,119,648
8.400%, due 04/29/49(a)	5,000,000	3,756,600
General Electric Capital Corp.
1.122%, due 10/26/09(a)	1,000,000	999,912
1.124%, due 05/08/13(a)	9,300,000	8,120,453
1.616%, due 05/22/13(a)	12,200,000	10,965,616
Green Valley, Ltd. 5.045%, due 01/10/11 (144A)(a)(b)(f)	500,000	674,257
HSBC Finance Corp. 1.162%, due 10/21/09(a)	2,100,000	2,094,011
International Lease Finance Corp. 6.625%, due 11/15/13	1,100,000	847,427
Longpoint Re, Ltd. 5.874%, due 05/08/10 (144A)(a)(b)	1,400,000	1,365,330
Residential Reinsurance 2007, Ltd. 7.918%, due 06/07/10 (144A)(a)(b)	1,600,000	1,542,117
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A)(a)(c)	3,000,000	2,223,240
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A)(c)	2,700,000	2,600,980

See accompanying notes to financial statements

8

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Financial Services - continued
Vita Capital II, Ltd. 2.108%, due 01/01/10 (144A)(a)(b)	$400,000	$390,962
Vita Capital III, Ltd. 2.328%, due 01/01/12 (144A)(a)(b)	800,000	694,290

		53,088,857

Diversified Telecommunication Services - 1.6%
AT&T, Inc. 1.116%, due 02/05/10(a)	12,300,000	12,310,455
Qwest Capital Funding, Inc. 7.000%, due 08/03/09	2,000,000	2,005,000
Verizon Wireless Capital LLC 3.316%, due 05/20/11 (144A)(a)(c)	12,000,000	12,406,560

		26,722,015

Electric Utilities - 0.1%
Exelon Corp. 4.900%, due 06/15/15	1,000,000	932,256
NiSource Finance Corp. 1.231%, due 11/23/09(a)	800,000	793,724

		1,725,980

Health Care Providers & Services - 0.0%
UnitedHealth Group, Inc. 4.875%, due 02/15/13	200,000	202,324

Household Durables - 0.1%
Black & Decker Corp. (The) 8.950%, due 04/15/14	2,000,000	2,194,950

Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc. 4.550%, due 06/15/15	200,000	173,568

Insurance - 1.6%
Allstate Life Global Funding II 5.375%, due 04/30/13	4,300,000	4,449,958
American International Group, Inc.
8.250%, due 08/15/18 (144A)(c)	1,700,000	1,001,776
8.175%, due 05/15/58 (144A)(a)(c)	2,700,000	770,980
Foundation Re II, Ltd. 7.576%, due 11/26/10 (144A)(a)(b)	1,000,000	936,323
Merna Reinsurance, Ltd. 1.248%, due 07/07/10 (144A)(a)(b)	4,000,000	3,722,400

Security Description	Par Amount	Value

Insurance - continued
Pricoa Global Funding I 0.734%, due 06/26/12 (144A)(a)(c)	$17,300,000	$16,080,540

		26,961,977

IT Services - 0.1%
Western Union Co. (The) 5.930%, due 10/01/16	2,000,000	2,022,150

Media - 0.4%
EchoStar DBS Corp. 7.000%, due 10/01/13	6,200,000	5,921,000

Pharmaceuticals - 0.5%
GlaxoSmithKline Capital, Inc. 1.545%, due 05/13/10(a)	8,300,000	8,359,743

Total Domestic Bonds & Debt Securities (Cost $271,170,168)		253,727,478

Foreign Bonds & Debt Securities - 2.5%
Japan - 2.5%
Japanese Government CPI Linked Bond 0.800%, due 12/10/15(g)	2,610,720,000	23,870,179
1.100%, due 12/10/16(g)	912,730,000	8,359,776
1.200%, due 12/10/17(g)	311,240,000	2,812,695
1.400%, due 06/10/18(g)	859,140,000	7,786,528

Total Foreign Bonds & Debt Securities (Cost $41,063,454)		42,829,178

U.S. Government & Agency Obligations - 115.3%
Federal Home Loan Mortgage Corp. 0.703%, due 03/09/11(a)	694,000	696,552
0.926%, due 05/04/11(a)	763,000	764,966
5.500%, due 05/15/16 - 03/01/38	22,287,685	22,956,782
4.500%, due 05/15/17	269,484	278,679
5.000%, due 12/14/18 - 02/15/20	5,809,000	5,853,919
0.549%, due 02/15/19(a)	14,764,864	14,495,229
0.469%, due 07/15/19 - 10/15/20(a)	9,029,860	8,851,777
4.000%, due 10/15/23	58,052	58,174
0.669%, due 12/15/30(a)	266,192	262,675
0.574%, due 08/25/31(a)	116,917	93,961
4.034%, due 01/01/34(a)	279,197	282,656
6.000%, due 05/01/35	110,518	116,167
6.500%, due 10/01/37 - 04/01/38	600,000	638,416
Federal National Mortgage Assoc. 0.966%, due 08/05/10 (a)	684,000	685,380
0.464%, due 08/25/34(a)	267,613	254,911

See accompanying notes to financial statements

9

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

U.S. Government & Agency Obligations - continued
4.287%, due 11/01/34(a)	$3,113,357	$3,148,003
4.644%, due 01/01/35(a)	432,327	446,122
4.590%, due 05/25/35(a)	1,982,327	1,980,001
5.500%, due 07/01/36 - 11/01/38	8,943,682	9,249,424
6.000%, due 11/01/36 - 01/01/39	46,052,876	48,144,645
0.374%, due 12/25/36(a)	428,131	386,528
0.514%, due 10/27/37(a)	6,400,000	5,828,000
5.500%, due 09/01/38	454,235	469,632
5.000%, due 03/01/39	920,662	938,895
0.664%, due 05/25/42(a)	205,021	184,229
5.950%, due 02/25/44	521,636	551,549
2.638%, due 03/01/44 - 09/01/44(a)	4,050,890	4,032,623
5.000%, due TBA(h)	71,900,000	73,214,404
5.500%, due TBA(h)	72,500,000	74,844,940
FHLMC Structured Pass Through Securities 2.638%, due 10/25/44(a)	7,097,409	6,986,910
2.639%, due 02/25/45(a)	2,077,765	1,980,505
Government National Mortgage Assoc. 5.500%, due 07/15/33	5,124	5,325
6.000%, due 12/15/37 - 07/15/38	1,453,424	1,515,520
6.500%, due 12/15/38	546,030	580,988
U.S. Treasury Inflation Index Bond
2.375%, due 04/15/11 - 01/15/27	326,545,665	337,821,581
2.000%, due 04/15/12 - 01/15/26	131,637,461	131,988,937
2.625%, due 07/15/17	104,188,548	111,156,157
1.625%, due 01/15/18	32,467,182	32,193,224
1.375%, due 07/15/18	3,856,281	3,746,616
1.750%, due 01/15/28	72,262,380	68,355,731
3.625%, due 04/15/28	90,748,340	110,656,257
3.875%, due 04/15/29	95,589,530	121,518,189
3.375%, due 04/15/32	2,042,125	2,569,248
U.S. Treasury Inflation Index Note 3.500%, due 01/15/11	54,761,970	57,209,173
3.375%, due 01/15/12	3,722,542	3,961,015
3.000%, due 07/15/12	157,688,737	167,248,617
1.875%, due 07/15/13 - 07/15/15	46,847,262	47,919,524
2.000%, due 01/15/14 - 01/15/16	396,819,048	405,798,775
0.875%, due 04/30/11	1,060,000	1,057,226
0.625%, due 04/15/13	10,087,800	9,980,617
1.625%, due 01/15/15	18,536,722	18,472,993

Security Description	Par Amount	Value

U.S. Government & Agency Obligations - continued
2.500%, due 07/15/16 - 01/15/29	$10,814,454	$11,472,854
2.125%, due 01/15/19	19,167,216	19,820,090

Total U.S. Government & Agency Obligations (Cost $1,887,652,268)		1,953,725,311

Loan Participation - 0.7%
Chrysler Finco 4.320%, due 08/03/14(a)	6,486,962	6,022,061
Ford Motor Corp. 3.320%, due 12/15/13(a)	654,522	471,910
4.140%, due 12/16/13(a)	329,125	237,299
HCA, Inc. 2.848%, due 11/14/13(a)	5,285,611	4,783,843

Total Loan Participation (Cost $12,374,535)		11,515,113

Convertible Preferred Stock - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co., Series L 7.500% (Cost - $900,000)	900	706,473

Purchased Option - 0.0%
OTC EPUT 6.0%, Expires 07/06/09, Strike Price $85.00 (Cost - $1,758)	15,000,000	0

Short-Term Investments - 17.4%
Repurchase Agreements - 17.2%
JPMorgan Securities, Inc., Repurchase Agreement, dated 06/30/09 at 0.090% to be repurchased at $216,000,540 on 07/01/09 collateralized by $204,014,000 FHLMC at 4.875% due 06/13/18 with a value of $220,411,030.	216,000,000	216,000,000
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $13,115,739 on 07/01/09 collateralized by 13,020,000 FHLMC at 5.755% due 08/27/14 with a value of $13,378,050.	13,115,735	13,115,735

See accompanying notes to financial statements

10

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreements - continued
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $48,946,092 on 07/01/09 collateralized by 50,000,000 FHLMC at 0.000% due 12/24/09 with a value of $49,925,000. (i)	$48,946,079	$48,946,079
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $14,482,190 on 07/01/09 collateralized by 14,700,000 FHLMC at 0.900% due 04/08/10 with a value of $14,773,500.	14,482,186	14,482,186

		292,544,000

U.S. Government & Agency Discount Note - 0.2%
U.S. Treasury Bill 0.120%, due 07/23/09(i)(j)	3,104,000	3,103,772

Total Short-Term Investments (Cost $295,647,772)		295,647,772

TOTAL INVESTMENTS - 160.9% (Cost $2,701,084,879)		2,728,306,452

Other Assets and Liabilities (net) - (60.9)%		(1,033,031,280)

NET ASSETS - 100.0%		$1,695,275,172

Portfolio Footnotes:

(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $14,508,161 of net assets.
(c)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $73,501,880 of net assets.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Par shown in Australian Dollar. Value is shown in USD.
(f)	Par shown in Euro Currency. Value is shown in USD.
(g)	Par shown in Japanese Yen. Value is shown in USD.
(h)	This security is traded on a “to-be-announced” basis.
(i)	Zero coupon bond - Interest rate represents current yield to maturity.
(j)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $3,103,772.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

AMBAC - Ambac Indemnity Corporation

FHLMC - Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements

11

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Written Call Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value

U.S. Treasury Notes 10 Year Futures	Citigroup Global Markets, Inc.	08/21/2009	$120.00	(46)	$(20,872)	$(19,406)

Written Put Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value

CME APUT EuroDollar Future	Citigroup Global Markets, Inc.	09/14/2009	$98.50	(217)	$(53,906)	$(9,494)

CME APUT EuroDollar Future	Citigroup Global Markets, Inc.	09/14/2009	98.63	(128)	(20,460)	(6,400)

IRO USD 2 Year Swaption	JPMorgan Securities, Inc.	07/27/2009	2.00	(36,100,000)	(155,230)	(29,266)

IRO USD 7 Year Swaption	Citibank	08/21/2009	4.25	(112,000,000)	(921,200)	(622,285)

IRO USD 7 Year Swaption	Deutsche Bank Securities, Inc.	08/21/2009	4.25	(19,000,000)	(95,950)	(105,566)

IRO USD 7 Year Swaption	Goldman Sachs & Co.	09/20/2010	5.37	(14,000,000)	(450,100)	(252,139)

IRO USD 7 Year Swaption	Morgan Stanley & Co., Inc.	09/20/2010	5.37	(14,000,000)	(117,600)	(252,139)

U.S. Treasury Notes 10 Year Futures	Citigroup Global Markets, Inc.	08/21/2009	110.00	(46,000)	(21,447)	(10,063)

					$(1,835,893)	$(1,287,352)

Forward Sales Commitments	Counterparty	Interest Rate	Maturity	Proceeds	Value

Federal National Mortgage Assoc.	Morgan Stanley & Co., Inc.	5.000%	TBA	$(74,150,312)	$(75,352,794)

Federal National Mortgage Assoc.	Morgan Stanley & Co., Inc.	5.500%	TBA	(84,763,750)	(85,684,552)

Federal National Mortgage Assoc.	JPMorgan Securities, Inc.	6.000%	TBA	(841,500)	(846,875)

Government National Mortgage Assoc.	Goldman Sachs & Co.	6.500%	TBA	(630,563)	(636,657)

				$(160,386,125)	$(162,520,878)

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Bond Portfolio at June 30, 2009, based upon credit quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	86.61%
AA	4.79
A	5.25
BBB	1.10
BB	0.47
B	0.08
Below B	0.42
Other	1.28

Total:	100.00%

See accompanying notes to financial statements

12

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1— quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipals	$—	$10,090,620	$—	$10,090,620
Asset-Backed Securities	—	159,837,835	226,672	160,064,507
Domestic Bonds & Debt Securities
Airlines	—	860,738	—	860,738
Capital Markets	—	52,446,164	—	52,446,164
Commercial Banks	—	47,495,803	643,848	48,139,651
Computers & Peripherals	—	4,901,861	—	4,901,861
Consumer Finance	—	20,006,500	—	20,006,500
Diversified Financial Services	—	53,088,857	—	53,088,857
Diversified Telecommunication Services	—	26,722,015	—	26,722,015
Electric Utilities	—	1,725,980	—	1,725,980
Health Care Providers & Services	—	202,324	—	202,324
Household Durables	—	2,194,950	—	2,194,950
Independent Power Producers & Energy Traders	—	173,568	—	173,568
Insurance	—	26,961,977	—	26,961,977
IT Services	—	2,022,150	—	2,022,150
Media	—	5,921,000	—	5,921,000
Pharmaceuticals	—	8,359,743	—	8,359,743
Total Domestic Bonds & Debt Securities	—	253,083,630	643,848	253,727,478
Foreign Bonds & Debt Securities
Japan	—	42,829,178	—	42,829,178
Total Foreign Bonds & Debt Securities	—	42,829,178	—	42,829,178
U.S. Government & Agency Obligations	—	1,953,725,311	—	1,953,725,311
Loan Participation	—	11,515,113	—	11,515,113
Convertible Preferred Stock
Commercial Banks	706,473	—	—	706,473
Purchased Option	0	—	—	0
Short-Term Investments
Repurchase Agreements	—	292,544,000	—	292,544,000
U.S. Government & Agency Discount Note	—	3,103,772	—	3,103,772
Total Short-Term Investments	—	295,647,772	—	295,647,772
TOTAL INVESTMENTS	$706,473	$2,726,729,459	$870,520	$2,728,306,452

See accompanying notes to financial statements

13

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Contracts
Forward Currency Contracts	$—	$(347,716)	$—	$(347,716)
Futures Contracts
Futures Contracts Long	(86,807)	—	—	(86,807)
Options
Options Written	69,565	478,684	—	548,249
TBA Sale Commitments
Federal Agency	—	(2,134,753)	—	(2,134,753)
Swaps
Swap Commitments	—	7,158,623	—	7,158,623

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Realized Loss	Change in Unrealized Depreciation	Net Purchases	Net Sales	Net Transfers in of Level 3	Balance as of June 30, 2009
Asset-Backed Securities	$—	$125	$(5,152)	$—	$(24,273)	$255,972	$226,672
Domestic Bonds & Debt Securities
Commercial Banks	—	—	12,888	630,960	—	—	643,848
Total	$—	$125	$7,736	$630,960	$(24,273)	$255,972	$870,520

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

PIMCO Inflation Protected Bond Portfolio
Assets
Investments, at value (a)	$2,435,762,452
Repurchase Agreements	292,544,000
Cash	774
Cash denominated in foreign currencies (b)	2,215,589
Receivable for investments sold	395,027,364
Receivable for Trust shares sold	937,990
Interest receivable	16,707,273
Swap interest receivable	382,919
Swap premium paid	153,632,487
Unrealized appreciation on swap contracts	22,079,814
Unrealized appreciation on forward currency contracts	224,335

Total assets	3,319,514,997

Liabilities
Payables for:
Investments purchased	1,319,382,980
Payable for cash collateral	24,279,797
Trust shares redeemed	105,383
Forward sales commitments, at value (c)	162,520,878
Variation margin on financial futures contracts	165,081
Unrealized depreciation on forward currency contracts	572,051
Unrealized depreciation on swap contracts	14,921,191
Outstanding written options (d)	1,306,759
Distribution and services fees—Class B	141,508
Distribution and services fees—Class E	5,213
Interest payable swap position	174,766
Swap premium received	780,378
Premium for written swaps	99,035,976
Management fee	658,651
Administration fee	9,951
Custodian and accounting fees	49,519
Deferred trustee fees	3,427
Accrued expenses	126,316

Total liabilities	1,624,239,825

Net Assets	$1,695,275,172

Net Assets Represented by
Paid in surplus	$1,731,422,531
Accumulated net realized loss	(86,324,590)
Unrealized appreciation on investments, futures contracts, written options contracts, short sales, swap contracts and foreign currency	30,088,016
Undistributed net investment income	20,089,215

Total	$1,695,275,172

Net Assets
Class A	$936,515,833

Class B	715,369,672

Class E	43,389,667

Capital Shares Outstanding
Class A	89,566,075

Class B	68,587,905

Class E	4,161,705

Net Asset Value and Offering Price Per Share
Class A	$10.46

Class B	10.43

Class E	10.43

(a) Investments at cost, excluding repurchase agreements	$2,408,540,879
(b) Identified cost of foreign cash	2,186,931
(c) Proceeds of forward sales commitments	160,386,125
(d) Cost of written options	1,856,766

See accompanying notes to financial statements

15

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

PIMCO Inflation Protected Bond Portfolio
Investment Income
Dividends (1)	$45,976
Interest	24,273,551

Total investment income	24,319,527

Expenses
Management fee	3,679,323
Administration fees	61,823
Custodian and accounting fees	112,161
Distribution and services fees—Class B	756,153
Distribution and services fees—Class E	29,868
Audit and tax services	62,536
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	44,420
Insurance	16,694
Other	5,102

Total expenses	4,794,513

Net investment income	19,525,014

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options Contracts, Swaps Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	85,913,778
Futures contracts	36,183,757
Written options contracts	(1,024,284)
Swap contracts	(37,211,997)
Foreign currency	(3,495,034)

Net realized gain on investments, futures contracts, written options contracts, swaps contracts and foreign currency	80,366,220

Net change in unrealized appreciation (depreciation) on:
Investments	35,943,414
Futures contracts	(38,088,001)
Written options contracts	2,734,234
Forward sales commitments	11,615
Swap contracts	47,941,382
Foreign currency	5,948,397

Net change in unrealized appreciation on investments, futures contracts, written options contracts, short sales, swaps contracts and foreign currency	54,491,041

Net realized and unrealized gain on investments, futures contracts, written options contracts, short sales, swap contracts and foreign currency	134,857,261

Net Increase in Net Assets from Operations	$154,382,275

(1) Dividend income is net of foreign withholding taxes of:	$48

See accompanying notes to financial statements

16

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PIMCO Inflation Protected Bond Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$19,525,014	$55,960,869
Net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts and foreign currency	80,366,220	(132,105,270)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options contracts, short sales, swap contracts and foreign currency	54,491,041	(59,336,294)

Net increase (decrease) in net assets resulting from operations	154,382,275	(135,480,695)

Distributions to Shareholders
From net investment income
Class A	(34,784,871)	(35,085,881)
Class B	(23,506,074)	(19,856,826)
Class E	(1,585,313)	(1,391,966)
From net realized gains
Class A	—	(1,852,515)
Class B	—	(1,097,413)
Class E	—	(73,870)

Net decrease in net assets resulting from distributions	(59,876,258)	(59,358,471)

Capital Share Transactions
Proceeds from shares sold
Class A	223,663,488	382,731,082
Class B	162,748,229	425,874,848
Class E	6,505,984	58,901,566
Net asset value of shares issued through dividend reinvestment
Class A	34,784,871	36,938,396
Class B	23,506,074	20,954,239
Class E	1,585,313	1,465,836
Cost of shares repurchased
Class A	(200,223,876)	(341,573,326)
Class B	(52,156,765)	(228,554,164)
Class E	(6,043,177)	(21,806,980)

Net increase in net assets from capital share transactions	194,370,141	334,931,497

Net Increase in Net Assets	288,876,158	140,092,331
Net assets at beginning of period	1,406,399,014	1,266,306,683

Net assets at end of period	$1,695,275,172	$1,406,399,014

Net assets at end of period includes undistributed net investment income	$20,089,215	$59,384,103

See accompanying notes to financial statements

17

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

PIMCO Inflation Protected Bond Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.84	$10.98	$10.08	$10.78	$10.64	$10.29

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.40	0.49	0.43	0.31	0.16
Net Realized/Unrealized Gain (Loss) on Investments	0.91	(1.09)	0.65	(0.40)	(0.15)	0.81

Total from Investment Operations	1.04	(0.69)	1.14	0.03	0.16	0.97

Less Distributions
Dividends from Net Investment Income	(0.42)	(0.43)	(0.24)	(0.43)	—	(0.11)
Distributions from Net Realized Capital Gains	—	(0.02)	—	(0.30)	(0.02)	(0.51)

Total Distributions	(0.42)	(0.45)	(0.24)	(0.73)	(0.02)	(0.62)

Net Asset Value, End of Period	$10.46	$9.84	$10.98	$10.08	$10.78	$10.64

Total Return	10.84%	(6.88)%	11.08%	0.65%	1.48%	9.41%
Ratio of Expenses to Average Net Assets After Reimbursement	0.53%*	0.53%	0.55%	0.58%	0.55%	0.62%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.53%*	0.53%	0.55%	0.58%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.67%*	3.74%	4.78%	4.21%	2.85%	1.39%
Portfolio Turnover Rate	297.4%	1,143.3%	945.3%	851.3%	1,228.7%	1,173.9%
Net Assets, End of Period (in millions)	$936.5	$824.7	$857.5	$885.5	$585.8	$331.3

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.80	$10.96	$10.06	$10.76	$10.63	$10.29

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.37	0.46	0.40	0.27	0.08
Net Realized/Unrealized Gain (Loss) on Investments	0.89	(1.10)	0.66	(0.41)	(0.12)	0.84

Total from Investment Operations	1.02	(0.73)	1.12	(0.01)	0.15	0.92

Less Distributions
Dividends from Net Investment Income	(0.39)	(0.41)	(0.22)	(0.39)	—	(0.07)
Distributions from Net Realized Capital Gains	—	(0.02)	—	(0.30)	(0.02)	(0.51)

Total Distributions	(0.39)	(0.43)	(0.22)	(0.69)	(0.02)	(0.58)

Net Asset Value, End of Period	$10.43	$9.80	$10.96	$10.06	$10.76	$10.63

Total Return	10.62%	(7.06)%	10.80%	0.39%	1.39%	8.99%
Ratio of Expenses to Average Net Assets After Reimbursement	0.78%*	0.78%	0.80%	0.82%	0.80%	0.81%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.78%*	0.78%	0.80%	0.82%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.50%*	3.44%	4.52%	3.93%	2.52%	0.73%
Portfolio Turnover Rate	297.4%	1,143.3%	945.3%	851.3%	1,228.7%	1,173.9%
Net Assets, End of Period (in millions)	$715.4	$542.9	$401.6	$367.0	$385.4	$502.3

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

18

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

PIMCO Inflation Protected Bond Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006(b)
Net Asset Value, Beginning of Period	$9.80	$10.96	$10.06	$9.92

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.37	0.48	0.29
Net Realized/Unrealized Gain (Loss) on Investments	0.90	(1.09)	0.65	(0.15)

Total from Investment Operations	1.03	(0.72)	1.13	0.14

Less Distributions
Dividends from Net Investment Income	(0.40)	(0.42)	(0.23)	—
Distributions from Net Realized Capital Gains	—	(0.02)	—	—

Total Distributions	(0.40)	(0.44)	(0.23)	—

Net Asset Value, End of Period	$10.43	$9.80	$10.96	$10.06

Total Return	10.72%	(6.92)%	10.93%	1.41%
Ratio of Expenses to Average Net Assets After Reimbursement	0.68%*	0.68%	0.71%	0.75	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.68%*	0.68%	0.71%	0.75	%*
Ratio of Net Investment Income to Average Net Assets	2.49%*	3.47%	4.63%	4.23	%*
Portfolio Turnover Rate	297.4%	1,143.3%	945.3%	851.3%
Net Assets, End of Period (in millions)	$43.4	$38.8	$7.3	$3.3

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.

See accompanying notes to financial statements

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the over the counter (“OTC”) market are valued at the last ask price (options written) or the last bid price (options purchased). Swap agreements and options thereon are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

Short positions traded in the OTC market are valued at the last available ask price.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

20

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$2,146,834	$2,146,834

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

G. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates, or to enhance returns. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

H. Options Contracts - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

21

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

The premium received for a written option is recorded as an asset and on equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

I. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

K. Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the

22

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

L. Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a

23

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio, as the protection seller, is recorded as a liability on the books. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which a Portfolio is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No.133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest Rate Contracts	Unrealized appreciation on Swap Contracts	$7,302,436		Unrealized depreciation on Swap Contracts	$(16,215,306)

Foreign Exchange Contracts	Unrealized appreciation on Forward Currency Contracts	224,335		Unrealized depreciation on Forward Currency Contracts	(572,051)

Credit Contracts	Unrealized appreciation on Swap Contracts	409,601		Unrealized depreciation on Swap Contracts	(104,035)

Equity Contracts	Variation on margin on Financial Futures Contracts	49,946	*	Variation on margin on Financial Futures Contracts	(45,363)*

Total		$8,111,355			$(17,192,983)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Asset and Liabilities.

24

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133 Location	Interest Rate Contracts	Credit Contracts	Other Contracts	Total

Statement of Operations—Realized Gain (Loss)

Investments	$(1,584,267)	$—	$444,626	$(1,139,641)

Futures Contracts	35,907,806	—	—	35,907,8056

Swap Contracts	(40,388,962)	3,671,613	—	(36,717,349)

Options Contracts	(257,703)	—	—	(257,703)

Total	$(5,950,065)	$3,671,613	$444,626	$(1,833,827)

Location	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Other Contracts	Total

Statement of Operations—Change in Unrealized Gain (Loss)

Investments	$2,380,148	$—	$—	$—	$2,380,148

Futures Contracts	(38,088,001)	—	—	—	(38,088,001)

Swap Contracts	65,680,869	—	(5,375,806)	—	60,305,063

Foreign Currency	—	5,117,208	—	—	5,117,208

Options Contracts	319,812	—	—	72,588	392,400

Total	$30,292,827	$5,117,208	$(5,375,806)	$72,588	$30,106,818

Number of Contracts, Nominal Amounts or Shares/Units*	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Options Written(1)	$(181,100,000)	$—	$(954,500)	$(182,054,500)

Swaptions(1)	(14,000,000)	—	—	(14,000,000)

Swaps Contracts(2)	36,800,000	10,200,000	—	47,000,000

Futures Contracts(2)	92,375,000	—	—	92,375,000

(1) Amount(s) represent(s) number of contracts or number of Shares/Units.

(2) Amount(s) represent(s) notional amounts.

* Calculated based on number of contracts or notional amounts as of the prior fiscal year-end and each subsequent fiscal quarter-end.

M. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

The Portfolio may enter into reverse repurchase agreements with broker-dealers and other financial institutions, under which it sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Portfolio will earmark, or establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover

25

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligation to repurchase the securities, and a Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

N. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

O. Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

P. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pacific Investment Management Company LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

26

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$3,679,323	0.50%	First $1.2 Billion

	0.45%	Over $1.2 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	83,843,735	22,096,210	3,475,012	(19,848,882)	5,722,340	89,566,075
12/31/2008	78,065,795	34,924,889	3,376,453	(32,523,402)	5,777,940	83,843,735

Class B

6/30/2009	55,385,444	15,997,439	2,352,960	(5,147,938)	13,202,461	68,587,905
12/31/2008	36,654,339	38,712,122	1,918,886	(21,899,903)	18,731,105	55,385,444

Class E
6/30/2009	3,962,243	637,538	158,849	(596,925)	199,462	4,161,705
12/31/2008	662,072	5,285,639	134,357	(2,119,825)	3,300,171	3,962,243

27

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$7,420,003,276	$75,748,203	$7,539,051,503	$121,554,085

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$2,701,084,879	$72,349,097	$(45,127,524)	$27,221,573

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$59,358,471	$32,293,304	$—	$—	$59,358,471	$32,293,304

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$60,649,210	$—	(189,155,755)	$(2,146,834)	$(130,653,379)

7. Futures Contracts

The futures contracts outstanding as of June 30, 2009 and the description and unrealized appreciation (depreciation) were as follows:

Description	Counterparty	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)

Euribor Futures	Citigroup Global Markets, Inc.	June 2010—Long	66	$22,765,178	$35,856

Euribor Futures	Citigroup Global Markets, Inc.	September 2010—Long	67	23,036,132	14,090

Euro Dollar Futures	Citigroup Global Markets, Inc.	December 2009—Long	34	8,423,075	(3,825)

Sterling Futures	Merrill Lynch, Pierce, Fenner & Smith, Inc.	June 2010—Long	405	81,499,305	(132,928)

					$(86,807)

8. Forward Foreign Currency Contracts

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

07/23/2009	Goldman Sachs & Co.	373,000	AUD	$299,944	$293,112	$6,832

08/04/2009	HSBC Bank Plc	2,610,624	BRL	1,320,253	1,190,706	129,547

28

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

07/15/2009	Deutsche Bank Securities, Inc.	5,017,312	CNY	$734,541	$782,000	$(47,459)

07/15/2009	Deutsche Bank Securities, Inc.	10,205,220	CNY	1,494,058	1,580,000	(85,942)

07/15/2009	HSBC Bank Plc	15,865,956	CNY	2,322,798	2,430,000	(107,202)

09/08/2009	Barclays Bank Plc	18,343,680	CNY	2,687,462	2,720,000	(32,538)

09/08/2009	HSBC Bank Plc	20,664,180	CNY	3,027,430	3,060,000	(32,570)

09/08/2009	Citibank	6,411,885	CNY	939,381	930,000	9,381

03/29/2010	HSBC Bank Plc	4,547,441	CNY	670,270	672,400	(2,130)

03/29/2010	Citibank	4,725,924	CNY	696,577	699,619	(3,042)

03/29/2010	Deutsche Bank Securities, Inc.	9,252,768	CNY	1,363,811	1,372,000	(8,189)

03/29/2010	Deutsche Bank Securities, Inc.	3,159,881	CNY	465,750	468,200	(2,450)

03/29/2010	JPMorgan Securities, Inc.	42,500	CNY	6,264	6,288	(24)

03/29/2010	Barclays Bank Plc	664,700	CNY	97,973	98,372	(399)

03/29/2010	Deutsche Bank Securities, Inc.	5,374	CNY	792	794	(2)

03/29/2010	Deutsche Bank Securities, Inc.	21,743,796	CNY	3,204,924	3,214,160	(9,236)

07/02/2009	Royal Bank of Scotland Plc	225,000	GBP	370,102	352,819	17,283

11/27/2009	Citibank	325,605	MXN	24,211	21,845	2,366

11/27/2009	JPMorgan Securities, Inc.	49,304	MXN	3,666	3,649	17

08/12/2009	Barclays Bank Plc	11,111	MYR	3,156	3,114	42

07/30/2009	HSBC Bank Plc	1,070,336	SGD	738,939	740,000	(1,061)

						$(166,776)

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
07/23/2009	Barclays Bank Plc	800,000	AUD	$643,311	$644,112	$801

07/23/2009	JPMorgan Securities, Inc.	3,550,000	AUD	2,854,693	2,830,145	(24,548)

07/02/2009	Royal Bank of Scotland Plc	1,032,000	CHF	949,533	967,968	18,435

10/01/2009	JPMorgan Securities, Inc.	1,032,000	CHF	950,683	953,974	3,291

07/15/2009	Deutsche Bank Securities, Inc.	9,344,692	CNY	1,368,076	1,372,000	3,924

07/15/2009	Deutsche Bank Securities, Inc.	21,743,796	CNY	3,183,321	3,182,640	(681)

09/08/2009	JPMorgan Securities, Inc.	8,064,721	CNY	1,181,531	1,154,164	(27,367)

07/27/2009	Barclays Bank Plc	5,389,000	EUR	7,555,418	7,519,595	(35,823)

07/02/2009	Citibank	2,491,000	GBP	4,097,444	3,854,137	(243,308)

07/02/2009	Goldman Sachs & Co.	185,000	GBP	304,306	296,901	(7,405)

07/02/2009	Barclays Bank Plc	135,000	GBP	222,061	219,764	(2,297)

08/06/2009	JPMorgan Securities, Inc.	2,586,000	GBP	4,253,557	4,255,372	1,815

07/02/2009	Royal Bank of Scotland Plc	3,576,356,000	JPY	37,087,587	37,118,188	30,601

29

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2009	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

07/02/2009	Credit Suisse First Boston Corp.	9,157,000	JPY	$94,960	$93,149	$(1,811)

08/04/2009	JPMorgan Securities, Inc.	3,585,513,000	JPY	37,197,114	37,322,152	125,037

07/30/2009	Citibank	1,070,336	SGD	738,939	717,335	(21,604)

						$(180,940)

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CNY - China Yuan Renminbi

EUR - Euro Dollar

GBP - Great Britain Pound

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

9. Options

During the period ended June 30, 2009 the following options contracts were written:

	Number of Contracts	Premium
Options outstanding at December 31, 2008	45,500,099	$1,243,060
Options written	285,401,839	2,081,542
Options bought back	(27,900,000)	(742,000)
Options closed and expired	(107,901,501)	(725,837)
Options exercised	—	—

Options outstanding at June 30, 2009	195,100,437	$1,856,765

10. Swap Agreements

Open interest rate swap agreements at June 30, 2009 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M-USD-LIBOR-BBA	4.000%	12/16/2014	Deutsche Bank Securities, Inc.	USD	30,900,000	$950,928	$194,670	$756,258

Receive	3M-USD-LIBOR-BBA	3.500%	6/24/2016	Deutsche Bank Securities, Inc.	USD	5,900,000	33,297	—	33,297

Receive	3-Month BRL-CDI	12.540%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	2,500,000	38,916	(7,260)	46,176

Receive	BRL PTAX	10.115%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	66,200,000	(1,455,695)	(1,087,869)	(367,826)

Receive	EUR-EURIBOR	4.500%	3/18/2011	Goldman Sachs & Co.	EUR	1,200,000	78,295	(2,522)	80,817

Pay	N/A	2.261%	7/14/2011	JPMorgan Securities, Inc.	EUR	82,600,000	4,913,086	—	4,913,086

Pay	Interp Index	2.352%	10/15/2016	JPMorgan Securities, Inc.	EUR	2,500,000	(81,554)	—	(81,554)

Pay	6-Month GBP-LIBOR	5.000%	3/18/2014	Goldman Sachs & Co.	GBP	16,200,000	1,595,405	122,603	1,472,802

							$6,072,678	$(780,378)	$6,853,056

30

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Swap Agreements - continued

Open credit default swap agreements at June 30, 2009 were as follows:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The) 8.950%, due 04/15/2014	(2.200%)	6/20/2014	Citibank	1.599%	$2,000,000	$(53,975)	$—	$(53,975)

Constellation Energy Group, Inc. 4.550%, due 06/15/2015	(0.960%)	6/20/2015	JPMorgan Securities, Inc.	1.636%	200,000	7,012	—	7,012

Echostar DBS Corp. 6.625%, due 10/01/2014	(3.650%)	12/20/2013	Citibank	3.532%	6,200,000	(28,940)	—	(28,940)

Exelon Corp. 4.900%, due 06/15/2015	(0.960%)	6/20/2015	Citibank	2.179%	1,000,000	61,709	—	61,709

International Lease Finance Corp. 6.625%, due 11/15/2013	(1.530%)	12/20/2013	JPMorgan Securities, Inc.	9.152%	1,100,000	255,340	—	255,340

Lexmark International, Inc. 5.900%, due 06/01/2013	(1.170%)	6/20/2013	JPMorgan Securities, Inc.	1.398%	5,000,000	42,135	—	42,135

Qwest Capital Funding, Inc. 7.075%, due 02/15/2031	(3.250%)	9/20/2009	JPMorgan Securities, Inc.	5.977%	2,000,000	12,237	—	12,237

Southwest Airlines Co. 5.125%, due 03/01/2017	(1.320%)	3/20/2017	Bank of America Securities LLC	1.822%	1,000,000	31,169	—	31,169

Western Union Co. (The) 5.930%, due 10/01/2016	(0.795%)	12/20/2016	Bank of America Securities LLC	0.635%	2,000,000	(21,120)	—	(21,120)

						$305,567	$—	$305,567

BRL - Brazilian Real

EUR - Euro Dollar

GBP - British Pound

USD - United States Dollar

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

11. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and

31

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

12. Market, Credit and Counterparty Risk - continued

price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

13. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

14. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

32

PIMCO Total Return Portfolio	For the period ended 6/30/09
Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 9.43%, 9.28% and 9.39% for Class A, B and E Shares, respectively, versus 1.90% for its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Market Environment/Conditions

Interest rates rose and capital flowed back toward riskier assets during the first half of 2009. Government policy initiatives helped restore a measure of stability to financial markets after the extreme stress and volatility of last year. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 1.90 percent for the first six months of 2009. The Index was weighed down by the negative performance of its Treasury component. Yields on Treasuries climbed sharply, especially intermediate and longer maturities, resulting in a steeper yield curve. The yield on the benchmark 10-year Treasury ended the period at 3.54 percent, up 132 basis points from the start of the year. The 10-year Treasury yield touched 4 percent in the second quarter before falling back. Higher Treasury yields were a drag on economic recovery as they muted the impact of narrower yield and credit premiums for borrowers, especially in the home mortgage market. While some of the weakening in Treasury valuations could be explained by a reversal of last year’s flight to liquidity and quality, other factors were in play as well. Investors worried that the massive new issuance of Treasuries looming on the horizon would overwhelm demand. Another concern was that the Federal Reserve’s injection of liquidity into the economy via purchases of Treasuries and other securities, a tactic known as quantitative easing, would eventually fuel inflation once the economy started to recover.

While measures of inflation expectations increased in the first six months of 2009, actual inflation, especially when adjusted for food and energy prices, was subdued. With unemployment approaching 10 percent in the U.S. there was plenty of slack in the economy to restrain price increases. Perhaps the most encouraging economic news came on the final day of the period, with data showing a slower rate of decline in residential property prices. That raised hopes that the real estate slump might be nearing a bottom.

Portfolio Review/Current Positioning

Yield curve steepening strategies, including exposure to short maturities in the U.S., U.K. and Europe, were positive for performance as yield curves generally steepened across the globe; the US yield curve steepened by 131 basis points (“bps”), the U.K. curve steepened by 41 bps, and the European yield curve steepened by 105 bps. However, above-benchmark duration positioning was negative for performance during the first half of 2009 as Treasury yields rose sharply. 10-year U.S. Treasuries rose 132 bps and 30-year U.S. Treasuries rose 165 bps over the first six months of the year.

On a duration-adjusted basis, sectors that trade at a spread to U.S. Treasuries outperformed. A substantial overweight to high quality agency mortgage pass-through securities significantly added to performance as these bonds outperformed. The primary driver of

Agency Mortgage-Backed Securities (“MBS”) has been the government’s purchases of mortgages through the Federal Reserve MBS Purchase Program. Year-to-date the Fed has purchased nearly $600 billion of Agency MBS, driving spreads tighter and rates lower. Additionally, within the Investment-grade credit sector, an emphasis on bonds of financial companies was positive for performance during the first half of 2009, as major banks began to wean themselves off government aid. Spreads also benefited from the positive outcome of the government’s stress tests which helped calm investor sentiment. Financials’ spreads tightened 200 basis points year-to-date.

Holdings of real return bonds also added to year-to-date performance. Inflation-Linked bonds continued to outpace their nominal Treasury counterparts as investors sought protection against inflation. Lastly, a tactical allocation to municipals was positive for performance as yield differences between municipals and Treasuries continued to narrow over the first half of the year.

The Portfolio favors high quality, yield-oriented securities in an environment of low growth and political uncertainty. With regard to duration and curve positioning, the Portfolio is overweight duration as Treasury yields are near the top of our expected range over a cyclical time frame, and is positioned for yield curve steepening in the U.S., Europe and the U.K. as central banks are likely to tighten more slowly than markets expect.

The Portfolio is modestly overweight to Agency mortgages. These securities remain a relatively attractive source of high quality income, though their recent rally has driven their yield premiums closer to fair value. The Portfolio also has an emphasis on high-grade corporate sectors with defensive characteristics and assets that typically provide strong collateral, such as pipeline, utility, telecom and energy companies. Additionally, the Portfolio has exposure to municipal bonds, especially longer maturities, which still offer attractive relative value versus taxable bonds, as well as an allocation to U.S. Treasury Inflation Protected Securities, where new issuance is expected to be light and which offer a potential hedge against long-run inflation risks.

William H. Gross, CFA

Managing Director, Co-Chief Investment Officer

Pacific Investment Management Company LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon

PIMCO Total Return Portfolio	For the period ended 6/30/09
Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary (continued)

as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Federal National Mortgage Assoc. (6.000%, due TBA)	23.48%
Federal Home Loan Mortgage Corp. (0.936%, due 08/05/11)	11.87%
Federal Home Loan Mortgage Corp. (5.500%, due TBA)	9.52%
Federal Home Loan Mortgage Corp. (0.926%, due 05/04/11)	7.22%
Federal National Mortgage Assoc. (5.500%, due TBA)	1.77%
Federal National Mortgage Assoc. (5.500%, due 09/01/38)	1.70%
Brazil Notas do Tesouro Nacional, Series F (10.000%, due 12/01/12)	1.58%
U.S. Treasury Inflation Index Note (1.625%, due 01/15/15)	1.57%
Federal National Mortgage Assoc. (6.000%, due 08/01/37)	1.12%
GlaxoSmithKline Capital, Inc. (4.850%, due 05/15/13)	0.91%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

PIMCO Total Return Portfolio	For the period ended 6/30/09
Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary (continued)

PIMCO Total Return Portfolio managed by

Pacific Investment Management Company LLC vs. Barclays Capital U.S. Aggregate Bond Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
	PIMCO Total Return Portfolio—Class A	9.43%	10.48%	7.69%	5.94%	6.24%
—	Class B	9.28%	10.24%	7.45%	5.67%	5.85%
	Class E	9.39%	10.35%	7.56%	5.78%	5.37%
- -	Barclays Capital U.S. Aggregate Bond Index[1]	1.90%	6.05%	6.43%	5.01%	5.49%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

PIMCO Total Return Portfolio

Class A
Actual	0.52%	$1,000.00	$1,094.30	$2.70
Hypothetical	0.52%	1,000.00	1,022.22	2.61

Class B
Actual	0.77%	$1,000.00	$1,092.80	$4.00
Hypothetical	0.77%	1,000.00	1,020.98	3.86

Class E
Actual	0.67%	$1,000.00	$1,093.90	$3.48
Hypothetical	0.67%	1,000.00	1,021.47	3.36

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 2.5%
Badger Tobacco Asset Securitization Corp.
6.125%, due 06/01/27	$190,000	$205,253
6.375%, due 06/01/32	360,000	402,462
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	4,600,000	2,602,450
Chicago Transit Authority Transfer Tax Receipts Revenue, Series A 6.300%, due 12/01/21	400,000	414,088
6.899%, due 12/01/40	7,300,000	7,811,511
Series B
6.300%, due 12/01/21	700,000	724,654
6.899%, due 12/01/40	7,200,000	7,704,504
Clark County NV, Refunding 4.750%, due 06/01/30	5,500,000	4,926,405
Dallas, Texas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)	19,500,000	19,441,305
Golden State Tobacco Securitization Corp., Series A-1 5.000%, due 06/01/33	10,000,000	6,706,900
Houston, Texas Utilities System, Series A 5.000%, due 11/15/36	2,700,000	2,629,152
Illinois Finance Authority, Peoples Gas Light & Coke 5.000%, due 02/01/33 (AMBAC)	7,410,000	7,170,583
Los Angeles Community College District, Election 2001, Series A 5.000%, due 08/01/32 (FGIC)	4,300,000	4,090,805
Los Angeles Department of Water & Power, Systems, Subser A-2 5.000%, due 07/01/44 (AMBAC)	8,600,000	8,126,054
Los Angeles Unified School District, Refunding, Series A 4.500%, due 07/01/25 - 01/01/28	8,700,000	7,953,073
NY City Municipal Water Finance Authority Water & Sewer Revenue, Series CC 5.000%, due 06/15/34	21,800,000	21,584,616
Palomar Community College District, Series A 4.750%, due 05/01/32	300,000	274,062

Security Description	Par Amount	Value

Municipals - continued
State of California General Obligation Unlimited Refunding
4.500%, due 08/01/28 (AMBAC)	$1,000,000	$799,710
5.000%, due 06/01/37	3,500,000	2,942,065
State of California General Obligation Unlimited, Build America Bonds, Taxable Various Purposes
7.500%, due 04/01/34	2,900,000	2,654,486
7.550%, due 04/01/39	2,900,000	2,643,060
State of California General Obligation Unlimited, Taxable Various Purposes 5.650%, due 04/01/39(a)	2,700,000	2,657,907
State of Texas Transportation Commission Mobility Funding, Series A 4.750%, due 04/01/35	4,800,000	4,593,504
State of Texas Transportation Commission Revenue, First Tier, Series A 4.750%, due 04/01/24	10,000,000	10,360,700
Tobacco Settlement Financing Corp.
5.000%, due 06/01/41	900,000	487,683
7.467%, due 06/01/47	8,080,000	5,428,952
Tobacco Settlement Funding Corp.
5.875%, due 05/15/39	2,000,000	1,573,880
6.250%, due 06/01/42	1,300,000	955,994
University of Arkansas, Various Facility Fayetteville Campus 5.000%, due 11/01/31 (AMBAC)	1,300,000	1,303,861
University of California, Ltd. Project, Series D 5.000%, due 05/15/37 (FSA)	2,700,000	2,586,357

Total Municipals (Cost $145,811,456)		141,756,036

Asset-Backed Securities - 7.5%
Adjustable Rate Mortgage Trust
4.574%, due 05/25/35(a)	2,519,510	2,191,076
5.383%, due 11/25/35(a)	1,354,022	928,640
American Home Mortgage Assets 2.260%, due 11/25/46(a)	6,991,326	2,336,764
American Home Mortgage Investment Trust 4.390%, due 02/25/45	3,975,739	3,133,593
Asset Backed Funding Certificates
0.664%, due 06/25/34(a)	4,350,587	2,137,030
0.374%, due 01/25/37(a)	848,384	700,893

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Asset Backed Securities Corp. 0.394%, due 05/25/37(a)	$785,283	$625,875
Aurum CLO, Ltd. 1.561%, due 04/15/14 (144A)(a)(b)(c)	7,021,960	6,529,404
Banc of America Commercial Mortgage, Inc. 5.451%, due 01/15/49	8,400,000	6,288,896
Banc of America Funding Corp.
3.781%, due 05/25/35(a)	6,620,361	5,628,990
4.585%, due 02/20/36(a)	14,446,856	10,981,572
6.102%, due 01/20/47(a)	834,763	444,592
Banc of America Mortgage Securities, Inc.
0.764%, due 01/25/34(a)	979,431	892,452
5.000%, due 05/25/34	2,395,963	2,351,898
Bank of America Commercial Mortgage, Inc. 4.890%, due 04/11/37	203,379	203,538
BCAP LLC Trust 0.484%, due 01/25/37(a)	5,316,685	2,031,365
Bear Stearns Adjustable Rate Mortgage Trust
5.088%, due 02/25/33(a)	55,593	49,840
4.550%, due 08/25/35(a)	2,790,362	2,465,004
4.620%, due 08/25/35(a)	95,570	83,695
4.740%, due 10/25/35(a)	3,643,894	3,515,439
Bear Stearns ALT-A Trust
1.154%, due 11/25/34(a)	1,838,515	291,355
5.362%, due 05/25/35(a)	3,648,843	2,364,223
5.490%, due 09/25/35(a)	2,816,415	1,530,126
5.673%, due 11/25/36(a)	4,850,883	2,468,931
5.694%, due 11/25/36(a)	8,573,091	4,346,766
Bear Stearns Asset Backed Securities Trust
0.714%, due 10/27/32(a)	51,903	35,513
0.814%, due 06/25/35(a)	67,695	63,404
1.314%, due 10/25/37(a)	9,375,864	5,054,363
Bear Stearns Commercial Mortgage Securities, Inc.
5.060%, due 11/15/16	38,305	38,677
5.331%, due 02/11/44	400,000	324,749
5.471%, due 01/12/45	1,100,000	916,509
5.700%, due 06/11/50	6,400,000	5,101,761
Bear Stearns Mortgage Funding Trust 0.384%, due 02/25/37(a)	4,723,485	3,642,196
Bear Stearns Structured Products, Inc.
5.644%, due 01/26/36(a)	2,930,328	1,619,534

Security Description	Par Amount	Value

Asset-Backed Securities - continued
5.714%, due 12/26/46(a)	$2,076,182	$1,264,668
Carrington Mortgage Loan Trust 0.634%, due 10/25/35(a)	1,695,385	1,316,243
Cendant Mortgage Corp. 5.986%, due 07/25/43 (144A)(a)(b)	107,481	107,424
Chase Issuance Trust 0.969%, due 11/15/11(a)	48,800,000	48,841,846
Chevy Chase Mortgage Funding Corp.
0.564%, due 08/25/35 (144A)(a)(b)	142,745	92,642
0.444%, due 05/25/48 (144A)(a)(b)	5,878,684	2,149,684
Citibank Omni Master Trust 1.415%, due 12/23/13 (144A)(a)(b)	4,700,000	4,692,848
Citigroup Mortgage Loan Trust, Inc.
4.050%, due 08/25/35(a)	9,568,499	7,617,451
4.248%, due 08/25/35(a)	3,303,815	2,630,999
4.700%, due 12/25/35	15,745,527	12,721,070
0.374%, due 01/25/37 - 07/25/45(a)	1,824,595	1,291,800
Commercial Mortgage Pass Through Certificates 5.306%, due 12/10/46	1,900,000	1,390,473
Countrywide Alternative Loan Trust
4.686%, due 05/25/35 (144A)(a)(d)	10,183,662	744,129
0.525%, due 03/20/46(a)	385,699	158,603
Countrywide Asset-Backed Certificates 0.394%, due 06/25/37(a)	830,016	767,692
Countrywide Home Loans
5.750%, due 05/25/33	166,147	163,858
0.634%, due 03/25/35(a)	1,914,200	873,822
0.604%, due 04/25/35(a)	209,963	94,495
0.654%, due 06/25/35 (144A)(a)(b)	9,073,009	6,594,086
5.781%, due 09/20/36(a)	10,097,064	4,641,221
Credit Suisse First Boston Mortgage Securities Corp.
1.135%, due 03/25/32 (144A)(a)(b)	235,497	178,293
6.500%, due 04/25/33	202,163	189,182
6.000%, due 11/25/35	5,169,483	4,425,048
Credit Suisse Mortgage Capital Certificates
5.658%, due 03/15/39(a)	400,000	287,046
5.467%, due 09/15/39	22,300,000	15,669,124

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Daimler Chrysler Auto Trust
1.248%, due 07/08/11(a)	$7,443,736	$7,448,666
1.798%, due 09/10/12(a)	4,600,000	4,582,193
Deutsche Alt-A Securities, Inc. 0.404%, due 08/25/37(a)	620,867	538,517
DSLA Mortgage Loan Trust 3.472%, due 07/19/44(a)	1,745,608	964,199
First Horizon Alternative Mortgage Securities
5.365%, due 08/25/35(a)	596,601	453,996
4.386%, due 01/25/36 (144A)(a)(d)	99,753,293	5,924,797
GMAC Mortgage Corp. 5.940%, due 07/01/13(c)	17,716	17,224
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34	1,839,588	1,845,047
Green Tree Financial Corp. 6.220%, due 03/01/30	139,483	112,274
Greenpoint Mortgage Funding Trust
0.534%, due 06/25/45(a)	160,411	68,410
0.394%, due 01/25/47(a)	292,089	221,847
Greenwich Capital Commercial Funding Corp.
5.444%, due 03/10/39	9,800,000	7,837,488
4.799%, due 08/10/42	100,000	85,337
GS Mortgage Loan Trust 4.470%, due 09/25/35(a)	233,678	196,778
GS Mortgage Securities Corp. II
0.408%, due 03/06/20 (144A)(a)(b)	5,512,243	4,729,076
5.805%, due 08/10/45(a)	2,600,000	1,972,122
GSR Mortgage Loan Trust
6.000%, due 03/25/32	1,868	1,860
4.972%, due 04/25/36(a)	5,655,365	3,200,929
Harborview Mortgage Loan Trust
0.533%, due 05/19/35(a)	2,257,637	1,012,525
0.403%, due 01/19/38(a)	113,512	104,934
0.503%, due 01/19/38(a)	357,549	152,849
HFC Home Equity Loan Asset Backed Certificates 1.115%, due 11/20/36(a)	885,884	830,235
Indymac ARM Trust
3.708%, due 01/25/32(a)	48,775	32,872
4.129%, due 01/25/32(a)	1,673	1,088
Indymac Index Mortgage Loan Trust
4.976%, due 12/25/34(a)	389,828	295,660
0.404%, due 11/25/46(a)	165,701	154,387

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Indymac Residential Asset Backed Trust 0.394%, due 07/25/37(a)	$820,937	$745,270
JPMorgan Chase Commercial Mortgage Securities
5.420%, due 01/15/49	400,000	295,540
5.798%, due 06/15/49(a)	100,000	85,432
5.882%, due 02/15/51(a)	900,000	676,535
JPMorgan Mortgage Trust
5.012%, due 02/25/35(a)	2,499,666	2,187,402
4.773%, due 07/25/35(a)	12,090,847	9,704,630
Lehman Brothers-UBS Commercial Mortgage Trust 5.866%, due 09/15/45(a)	15,200,000	11,669,613
Master Alternative Loans Trust 0.714%, due 03/25/36(a)	1,381,452	496,880
Master Asset Securitization Trust 4.500%, due 03/25/18	1,343,830	1,327,025
Merrill Lynch Commercial Mortgage Pass-Through Certificates 2.986%, due 07/09/09 (144A)(b)	13,300,000	11,981,732
Merrill Lynch First Franklin Mortgage Loan Trust 0.374%, due 07/25/37(a)	780,068	617,250
Merrill Lynch Mortgage Investments, Inc.
1.314%, due 10/25/35(a)	431,202	343,843
4.250%, due 10/25/35(a)	1,755,277	1,405,356
0.564%, due 11/25/35(a)	342,701	236,784
0.524%, due 02/25/36(a)	2,152,285	1,162,767
Merrill Lynch Mortgage Investors Trust 0.384%, due 08/25/36(a)	488,288	485,486
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.957%, due 08/12/49(a)	11,800,000	8,184,347
5.485%, due 03/12/51	2,200,000	1,481,983
Mid-State Trust 7.791%, due 03/15/38	209,093	147,524
Morgan Stanley ABS Capital I
0.380%, due 10/15/20 (144A)(a)(b)	1,124,988	834,694
0.374%, due 05/25/37(a)	4,032,851	3,002,219
Morgan Stanley Capital I
5.881%, due 06/11/49(a)	3,600,000	2,721,460
5.809%, due 12/12/49	200,000	152,954
Option One Mortgage Loan Trust
0.634%, due 08/25/33(a)	36,123	20,122

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
0.374%, due 07/25/37(a)	$1,366,430	$1,146,995
Popular ABS Mortgage Pass-Through Trust 0.404%, due 06/25/47(a)	2,667,583	2,093,201
Renaissance Home Equity Loan Trust 0.754%, due 08/25/33(a)	306,638	148,264
Residential Accredit Loans, Inc.
0.714%, due 03/25/33(a)	1,444,045	1,265,258
6.000%, due 06/25/36	5,257,633	2,783,171
0.494%, due 06/25/46(a)	3,215,354	1,239,523
Residential Asset Securities Corp. 0.424%, due 04/25/37(a)	2,080,928	1,811,962
Residential Asset Securitization Trust 0.714%, due 05/25/33 - 01/25/46(a)	4,340,975	2,461,427
Residential Funding Mortgage Securities I 0.664%, due 06/25/18(a)	554,996	552,814
Sequoia Mortgage Trust 0.665%, due 07/20/33(a)	756,321	607,813
SLC Student Loan Trust 0.863%, due 02/15/15(a)	471,160	470,525
SLM Student Loan Trust
1.142%, due 10/25/16 - 01/25/19(a)	19,699,809	19,641,162
1.542%, due 01/25/17(a)	3,000,000	2,935,220
1.132%, due 04/25/17(a)	5,881,999	5,853,768
1.082%, due 07/25/17(a)	1,254,540	1,253,782
1.222%, due 01/25/19(a)	12,023,091	11,726,934
Small Business Administration Participation Certificates 6.220%, due 12/01/28	11,051,835	11,959,470
Soundview Home Equity Loan Trust 0.394%, due 06/25/37(a)	142,576	114,139
Sovereign Commercial Mortgage Securities Trust 5.835%, due 07/22/30 (144A)(a)(b)	1,400,000	1,234,454
Structured Adjustable Rate Mortgage Loan Trust
5.334%, due 01/25/35(a)	5,109,984	3,436,390
5.516%, due 08/25/35(a)	402,134	262,037
Structured Asset Mortgage Investments, Inc.
0.563%, due 07/19/35(a)	2,512,110	1,593,021
0.544%, due 05/25/45(a)	2,369,558	1,066,753
Structured Asset Securities Corp.
5.000%, due 12/25/34	654,993	629,478
4.504%, due 10/25/35 (144A)(a)(b)(c)	182,876	125,929

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Wachovia Asset Securitization, Inc. 0.574%, due 06/25/33(a)	$53,866	$18,222
Wachovia Bank Commercial Mortgage Trust
0.409%, due 09/15/21 (144A)(a)(b)	3,386,807	2,440,808
5.342%, due 12/15/43	16,700,000	11,030,747
5.509%, due 04/15/47	1,300,000	866,030
Washington Mutual, Inc.
0.854%, due 12/25/27(a)	3,856,908	2,885,525
2.877%, due 02/27/34(a)	669,824	548,859
2.740%, due 06/25/42 - 08/25/42(a)	657,056	458,451
Wells Fargo Mortgage Backed Securities Trust
4.649%, due 09/25/33(a)	3,773,151	3,256,751
4.950%, due 03/25/36	13,844,512	9,794,472
5.241%, due 04/25/36(a)	11,000,936	8,680,810
5.775%, due 04/25/36(a)	2,788,276	732,415
5.508%, due 08/25/36(a)	5,152,260	3,858,064

Total Asset-Backed Securities (Cost $527,059,670)		423,959,212

Domestic Bonds & Debt Securities - 28.0%
Automobiles - 0.0%
Daimler North America Holdings Corp. 7.200%, due 09/01/09	255,000	256,153
General Motors Corp. 8.375%, due 07/05/33(e)	6,800,000	1,139,265

		1,395,418

Building Products - 0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49	6,800,000	3,485,925

Capital Markets - 3.0%
Goldman Sachs Group, Inc. (The)
1.187%, due 02/06/12(a)	15,400,000	14,714,808
5.700%, due 09/01/12	55,000	57,615
6.250%, due 09/01/17	14,200,000	14,072,015
6.150%, due 04/01/18	1,800,000	1,755,353
6.750%, due 10/01/37	13,500,000	12,036,587
Lehman Brothers Holdings, Inc.
2.851%, due 12/23/08(a)(f)	12,500,000	1,906,250
5.625%, due 01/24/13(f)	32,500,000	5,078,125
6.750%, due 12/28/17(f)	14,800,000	1,480
6.875%, due 05/02/18(f)	3,900,000	643,500
Merrill Lynch & Co., Inc.
0.893%, due 09/09/09(a)	4,300,000	4,298,727
1.292%, due 07/25/11(a)	3,400,000	3,149,916

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Capital Markets - continued
0.867%, due 06/05/12(a)	$11,800,000	$10,512,714
6.050%, due 08/15/12	11,500,000	11,538,456
6.400%, due 08/28/17	3,100,000	2,748,491
6.875%, due 04/25/18	23,400,000	21,692,689
Morgan Stanley
3.250%, due 12/01/11	7,700,000	7,992,485
0.550%, due 04/19/12(a)	800,000	716,093
1.557%, due 10/18/16(a)	3,900,000	3,159,842
5.950%, due 12/28/17	48,200,000	46,326,321
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35	495,000	467,706
Small Business Administration
7.449%, due 08/01/10	136,208	140,919
6.353%, due 03/01/11	25,664	26,874
5.471%, due 03/10/18	4,205,215	4,307,269
5.500%, due 10/01/18	79,063	83,336

		167,427,571

Chemicals - 0.6%
Dow Chemical Co. 7.375%, due 11/01/29	185,000	168,553
ICI Wilmington, Inc. 5.625%, due 12/01/13	340,000	330,193
NGPL PipeCo LLC
7.119%, due 12/15/17 (144A)(b)	16,400,000	17,217,819
7.768%, due 12/15/37 (144A)(b)	6,700,000	7,341,371
Rohm & Haas Co. 6.000%, due 09/15/17	8,500,000	7,611,427

		32,669,363

Commercial & Professional Services - 0.1%
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A)(a)(b)	2,100,000	1,077,785
RR Donnelley & Sons Co. 4.950%, due 04/01/14	6,200,000	5,402,606

		6,480,391

Commercial Banks - 6.0%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A)(a)(b)	345,000	208,780
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A)(b)	8,000,000	8,248,688
Barclays Bank Plc
5.450%, due 09/12/12	39,300,000	41,004,402
6.050%, due 12/04/17 (144A)(b)	59,400,000	51,591,039

Security Description	Par Amount	Value

Commercial Banks - continued
10.179%, due 06/12/21 (144A)(a)(d)	$18,080,000	$18,754,022
7.434%, due 09/29/49 (144A)(a)(b)	6,700,000	4,495,184
Deutsche Bank AG London 6.000%, due 09/01/17	26,200,000	26,769,771
Fleet Boston Financial Corp. 7.375%, due 12/01/09	70,000	70,682
Fortis Bank Nederland Holding NV 3.000%, due 04/17/12	1,600,000	2,268,153
HSBC Capital Funding LP
1.000%, due 12/29/49 (144A)(b)	585,000	411,366
9.547%, due 12/31/49 (144A)(a)(b)	350,000	326,463
ICICI Bank, Ltd. 1.679%, due 01/12/10 (144A)(a)(b)	3,000,000	2,940,765
JPMorgan Chase Bank N.A.
0.959%, due 06/13/16(a)	5,300,000	4,327,869
6.000%, due 10/01/17	23,600,000	23,007,498
KeyBank N.A. 2.906%, due 06/02/10 (144A)(a)(b)	11,300,000	10,973,317
LeasePlan Corp. NV 3.125%, due 02/10/12	7,700,000	10,950,051
Rabobank Nederland 11.000%, due 12/29/49 (144A)(a)(b)	277,000	309,594
RBS Capital Trust II 6.425%, due 12/29/49(a)	120,000	57,709
Royal Bank of Scotland Group Plc
7.640%, due 03/31/49(a)	14,500,000	5,878,938
6.990%, due 10/29/49 (144A)(a)(b)	2,000,000	981,222
Royal Bank of Scotland Plc 1.320%, due 04/08/11 (144A)(a)(b)	11,100,000	11,089,566
Societe Generale
5.922%, due 04/29/49 (144A)(a)(b)	13,200,000	8,195,220
8.875%, due 06/29/49	5,000,000	6,045,005
UBS AG 5.875%, due 12/20/17	21,700,000	20,241,152
USB Capital IX 6.189%, due 04/15/49(a)	8,125,000	5,486,414
Wachovia Bank N.A. 0.959%, due 03/15/16(a)	6,000,000	4,744,278
Wachovia Corp. 1.261%, due 10/15/11(a)	14,900,000	14,160,394

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial Banks - continued
Wells Fargo Bank N.A. 7.550%, due 06/21/10	$11,175,000	$11,717,792
Wells Fargo Co. 7.980%, due 03/29/49(a)	50,400,000	41,893,387
Westpac Capital Trust III 5.819%, due 12/29/49 (144A)(a)(b)	80,000	64,540
Westpac Capital Trust IV 5.256%, due 12/29/49 (144A)(a)(b)	165,000	127,785

		337,341,046

Computers & Peripherals - 0.4%
International Business Machines Corp. 5.700%, due 09/14/17	19,300,000	20,523,697

Consumer Finance - 2.0%
American Express Bank FSB S.A.
5.500%, due 04/16/13	16,700,000	16,402,640
6.000%, due 09/13/17	34,000,000	31,062,468
American Express Centurion Bank 6.000%, due 09/13/17	34,000,000	31,062,468
Capital One Financial Corp. 6.750%, due 09/15/17	10,600,000	10,157,545
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	1,300,000	1,124,984
7.875%, due 06/15/10	700,000	665,050
9.750%, due 09/15/10	4,100,000	3,928,435
7.800%, due 06/01/12	800,000	688,761
General Motors Acceptance Corp. LLC
7.250%, due 03/02/11	5,000,000	4,538,470
5.375%, due 06/06/11(e)	1,000,000	1,219,739
7.000%, due 02/01/12	7,700,000	6,394,881
6.625%, due 05/15/12	10,300,000	8,391,091

		115,636,532

Diversified Financial Services - 6.1%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A)(b)	525,000	423,806
Bank of America Corp.
2.375%, due 06/22/12	29,000,000	29,310,909
5.650%, due 05/01/18	17,800,000	15,754,940
Bear Stearns Cos. LLC (The)
4.550%, due 06/23/10	12,100,000	12,351,716
6.400%, due 10/02/17	19,300,000	19,364,887
CIT Group, Inc.
0.974%, due 08/17/09(a)	2,000,000	1,943,816
4.250%, due 02/01/10	696,000	624,940

Security Description	Par Amount	Value

Diversified Financial Services - continued
5.400%, due 03/07/13	$8,400,000	$5,209,865
Citigroup Capital XVIII 6.829%, due 06/28/67(a)	5,000,000	4,317,860
Citigroup Capital XXI 8.300%, due 12/21/57(a)	35,900,000	28,059,296
Citigroup, Inc.
5.625%, due 08/27/12	1,000,000	936,891
5.500%, due 04/11/13	17,900,000	16,790,612
6.125%, due 11/21/17 - 05/15/18	47,500,000	41,705,672
5.875%, due 05/29/37	7,000,000	5,485,928
8.400%, due 04/29/49(a)	5,600,000	4,207,392
GATX Financial Corp. 5.800%, due 03/01/16	5,000,000	4,209,980
General Electric Capital Corp.
3.000%, due 12/09/11	1,400,000	1,445,154
2.250%, due 03/12/12	37,700,000	38,058,301
6.750%, due 03/15/32	165,000	148,527
6.875%, due 01/10/39	6,500,000	5,867,992
6.500%, due 09/15/67 (144A)(a)(b)(g)	11,900,000	12,233,937
6.375%, due 11/15/67(a)	5,400,000	3,608,194
HSBC Finance Corp. 1.162%, due 10/21/09(a)	11,600,000	11,566,917
International Lease Finance Corp. 4.375%, due 11/01/09	9,600,000	9,295,776
JPMorgan Chase & Co.
2.200%, due 06/15/12	6,700,000	6,738,686
6.950%, due 08/10/12	8,200,000	8,918,435
6.000%, due 01/15/18	15,000,000	14,925,675
7.250%, due 02/01/18	5,000,000	5,278,365
7.900%, due 04/29/49(a)	8,200,000	7,195,746
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A)(b)	13,500,000	13,366,984
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A)(a)(b)	7,400,000	5,483,992
SLM Corp. 1.116%, due 03/15/12(a)	1,500,000	1,100,040
Teco Finance, Inc. 6.750%, due 05/01/15	4,400,000	4,243,897
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A)(b)	2,800,000	2,699,130

		342,874,258

Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.300%, due 01/15/38	6,400,000	6,204,051

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
CenturyTel, Inc. 6.000%, due 04/01/17	$5,000,000	$4,519,275
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30	50,000	58,688
Embarq Corp. 7.995%, due 06/01/36	6,600,000	5,818,560
France Telecom S.A. 8.500%, due 03/01/31	165,000	212,507
Qwest Capital Funding, Inc. 7.250%, due 02/15/11	8,000,000	7,800,000
Qwest Corp. 8.875%, due 03/15/12	1,720,000	1,741,500
SBC Communications, Inc.
4.125%, due 09/15/09	4,000,000	4,020,340
5.100%, due 09/15/14	380,000	395,188
5.625%, due 06/15/16	455,000	468,909
Sprint Capital Corp. 8.750%, due 03/15/32	6,900,000	5,589,000
Verizon Global Funding Corp. 7.375%, due 09/01/12	185,000	207,110
Verizon New York, Inc.
6.875%, due 04/01/12	325,000	344,659
7.375%, due 04/01/32	155,000	151,423
Verizon Wireless Capital LLC 3.316%, due 05/20/11 (144A)(a)(b)	3,900,000	3,971,132

		41,502,342

Electric Utilities - 0.9%
Arizona Public Service Co. 4.650%, due 05/15/15	165,000	152,515
Consumers Energy Co. 5.000%, due 02/15/12	2,500,000	2,542,818
Dominion Resources, Inc. 6.300%, due 03/15/33	210,000	210,284
DTE Energy Co. 6.375%, due 04/15/33	260,000	195,742
Electricite de France
5.500%, due 01/26/14 (144A)(b)	5,100,000	5,496,347
6.500%, due 01/26/19 (144A)(b)	5,100,000	5,595,720
6.950%, due 01/26/39 (144A)(b)	5,100,000	5,744,946
Enel Finance International S.A. 6.250%, due 09/15/17 (144A)(b)	10,550,000	11,032,620
Nisource Finance Corp.
6.150%, due 03/01/13	475,000	472,545

Security Description	Par Amount	Value

Electric Utilities - continued
5.400%, due 07/15/14	$10,000,000	$9,472,370
5.250%, due 09/15/17	7,500,000	6,441,532
Pepco Holdings, Inc.
6.450%, due 08/15/12	90,000	93,716
7.450%, due 08/15/32	180,000	161,188
Progress Energy, Inc.
7.100%, due 03/01/11	1,600,000	1,702,357
6.850%, due 04/15/12	650,000	704,426

		50,019,126

Energy Equipment & Services - 0.0%
Transocean, Inc. 6.800%, due 03/15/38	1,000,000	1,073,104

Food & Staples Retailing - 0.4%
CVS Caremark Corp. 0.968%, due 06/01/10(a)	17,200,000	17,082,662
Wal-Mart Stores, Inc. 5.800%, due 02/15/18	6,600,000	7,201,953

		24,284,615

Food Products - 0.5%
Kraft Foods, Inc.
6.125%, due 02/01/18	23,500,000	24,337,587
6.875%, due 02/01/38	2,100,000	2,228,520

		26,566,107

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 6.000%, due 06/15/11	5,000,000	5,012,500
Covidien International Finance S.A. 6.000%, due 10/15/17	5,000,000	5,325,940

		10,338,440

Health Care Providers & Services - 0.3%
Prudential Holding LLC 8.695%, due 12/18/23 (144A)(b)	150,000	143,815
Quest Diagnostics, Inc. 5.450%, due 11/01/15	5,000,000	4,852,460
UnitedHealth Group, Inc.
6.000%, due 02/15/18	11,100,000	10,670,496
6.875%, due 02/15/38	2,200,000	2,042,379

		17,709,150

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. 7.250%, due 02/01/14	5,500,000	5,348,750
PSEG Power LLC
5.500%, due 12/01/15	420,000	417,830
8.625%, due 04/15/31	245,000	289,487

		6,056,067

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Insurance - 0.6%
American General Finance Corp. 6.900%, due 12/15/17	$4,000,000	$2,168,780
American International Group, Inc. 5.850%, due 01/16/18	20,600,000	10,913,694
ASIF I 1.242%, due 07/26/10	10,000,000	8,317,600
CNA Financial Corp. 5.850%, due 12/15/14	5,000,000	4,019,260
ING Capital Funding Trust III 8.439%, due 12/31/49(a)	200,000	126,037
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A)(b)	5,750,000	4,558,468
Nationwide Financial Services, Inc.
6.250%, due 11/15/11	55,000	55,686
5.900%, due 07/01/12	60,000	58,977
Principal Life Income Funding Trusts 5.300%, due 04/24/13	3,400,000	3,395,077

		33,613,579

IT Services - 0.2%
Western Union Co. (The) 5.930%, due 10/01/16	10,000,000	10,110,750

Media - 0.7%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A)(b)	15,000,000	15,002,805
Comcast Corp. 7.050%, due 03/15/33	75,000	80,055
Cox Communications, Inc. 4.625%, due 06/01/13	430,000	423,437
News America Holdings, Inc.
8.250%, due 08/10/18	110,000	120,013
7.750%, due 01/20/24	25,000	24,112
Omnicom Group, Inc. 5.900%, due 04/15/16	5,000,000	5,015,295
Time Warner Cos., Inc.
5.875%, due 11/15/16	6,500,000	6,415,253
9.150%, due 02/01/23	155,000	168,396
8.375%, due 03/15/23	260,000	287,283
7.625%, due 04/15/31	310,000	302,153
Viacom, Inc. 6.250%, due 04/30/16	15,000,000	14,797,605

		42,636,407

Metals & Mining - 0.1%
Vale Overseas, Ltd. 6.875%, due 11/21/36	8,200,000	7,806,441

Multiline Retail - 0.1%
Target Corp. 6.000%, due 01/15/18	5,000,000	5,309,990

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - 0.8%
Chesapeake Energy Corp.
7.500%, due 06/15/14	$500,000	$476,250
7.000%, due 08/15/14	800,000	744,000
Duke Capital LLC
6.250%, due 02/15/13	375,000	384,256
8.000%, due 10/01/19	55,000	58,158
El Paso Corp. 7.750%, due 01/15/32	2,715,000	2,223,642
Gaz Capital S.A.
8.146%, due 04/11/18 (144A)(b)	12,400,000	11,346,000
8.625%, due 04/28/34	23,300,000	22,921,375
Husky Energy, Inc. 6.150%, due 06/15/19	215,000	217,443
Kinder Morgan Energy Partners
7.400%, due 03/15/31	225,000	220,099
7.750%, due 03/15/32	135,000	143,141
7.300%, due 08/15/33	90,000	86,689
Magellan Midstream Partners 5.650%, due 10/15/16	385,000	355,918
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39	2,500,000	2,927,140
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12	35,000	38,509
Valero Energy Corp. 7.500%, due 04/15/32	225,000	215,861
Williams Cos., Inc.
6.375%, due 10/01/10 (144A)(b)	2,900,000	2,900,284
7.500%, due 01/15/31	800,000	705,748

		45,964,513

Paper & Forest Products - 0.1%
International Paper Co. 5.250%, due 04/01/16	6,500,000	5,542,297

Pharmaceuticals - 2.1%
GlaxoSmithKline Capital, Inc.
1.545%, due 05/13/10(a)	49,400,000	49,755,581
4.850%, due 05/15/13	49,400,000	51,719,923
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A)(b)	8,000,000	9,306,120
Wyeth
5.500%, due 03/15/13 - 02/15/16	7,500,000	7,916,048
6.450%, due 02/01/24	160,000	172,668

		118,870,340

Real Estate Investment Trusts (REITs) - 0.2%
HCP, Inc. 6.700%, due 01/30/18	7,500,000	6,525,352

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Real Estate Investment Trusts (REITs) - continued
Health Care Property Investors, Inc. 5.950%, due 09/15/11	$4,100,000	$4,014,798

		10,540,150

Road & Rail - 0.3%
Con-way, Inc. 7.250%, due 01/15/18	10,000,000	8,489,680
CSX Corp. 6.250%, due 03/15/18	10,000,000	10,102,280
Norfolk Southern Corp.
5.590%, due 05/17/25	60,000	55,921
7.800%, due 05/15/27	7,000	7,502
5.640%, due 05/17/29	168,000	154,050
7.250%, due 02/15/31	65,000	71,161
Union Pacific Corp. 6.625%, due 02/01/29	50,000	51,621

		18,932,215

Specialty Retail - 0.3%
Home Depot, Inc. 5.400%, due 03/01/16	5,000,000	4,998,010
Limited Brands, Inc. 6.900%, due 07/15/17	15,000,000	12,998,685

		17,996,695

Tobacco - 0.1%
Philip Morris International, Inc. 6.375%, due 05/16/38	4,100,000	4,376,988
Reynolds American, Inc. 7.625%, due 06/01/16	2,400,000	2,410,382

		6,787,370

Trading Companies & Distributors - 0.1%
GATX Corp. 6.000%, due 02/15/18	5,000,000	4,262,830

Wireless Telecommunication Services - 0.9%
AT&T Wireless Services, Inc.
7.875%, due 03/01/11	40,115,000	43,279,552
8.125%, due 05/01/12	5,000	5,601
8.750%, due 03/01/31	245,000	299,410
Cingular Wireless LLC 6.500%, due 12/15/11	700,000	755,604
Sprint Nextel Corp. 6.000%, due 12/01/16	11,250,000	9,253,125

		53,593,292

Total Domestic Bonds & Debt Securities (Cost $1,731,155,135)		1,587,350,021

Foreign Bonds & Debt Securities - 2.8%
Aruba Guilder - 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13	220,000	227,997

Security Description	Par Amount	Value

Brazil - 2.0%
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/12 - 01/01/17(i)	$21,983,200	$110,886,127
Federal Republic of Brazil 10.250%, due 01/10/28(i)	7,100,000	3,522,005

		114,408,132

Cayman Islands - 0.1%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A)(b)	245,000	263,938
Mizuho Finance 5.790%, due 04/15/14 (144A)(b)	315,000	324,849
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A)(b)	2,537,646	2,445,855

		3,034,642

Denmark - 0.5%
Nykredit Realkredit A.S. 5.000%, due 10/01/38(a)(j)	49,539,888	8,743,307
Realkredit Danmark A.S. 4.100%, due 01/01/38 - 10/01/38(a)(j)	122,045,808	21,566,582

		30,309,889

France - 0.0%
AXA S.A. 8.600%, due 12/15/30	60,000	56,342
France Telecom S.A. 8.500%, due 03/01/11	400,000	432,783

		489,125

Luxembourg - 0.0%
Telecom Italia Capital S.A. 4.000%, due 01/15/10	510,000	512,511

Netherlands - 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13	425,000	436,926

Norway - 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A)(a)(b)	115,000	92,039

Panama - 0.1%
Panama Government International Bond 9.375%, due 04/01/29	1,161,000	1,462,860
Republic of Panama 6.700%, due 01/26/36	1,150,000	1,121,250

		2,584,110

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Russia - 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A)(b)	$130,000	$133,250

Singapore - 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A)(a)(b)	470,000	448,914

South Africa - 0.0%
South Africa Government International Bond 5.875%, due 05/30/22	700,000	649,687

South Korea - 0.0%
Korea Development Bank 1.317%, due 04/03/10(a)	1,600,000	1,566,579
Korea First Bank, Ltd. 7.267%, due 03/03/34 (144A)(a)(d)	240,000	217,869
Woori Bank Korea 5.750%, due 03/13/14 (144A)(a)(b)	305,000	270,441

		2,054,889

Sweden - 0.1%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49 (144A)(a)(b)	415,000	218,075
Swedbank A.B. 3.625%, due 12/02/11	1,400,000	2,026,082
9.000%, due 12/29/49 (144A)(b)	180,000	92,485

		2,336,642

United Kingdom - 0.0%
British Telecom Plc 8.625%, due 12/15/10	190,000	201,862
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A)(a)(b)	45,000	16,416
HBOS Plc 5.375%, due 12/29/49 (144A)(a)(b)	285,000	137,848

		356,126

Total Foreign Bonds & Debt Securities (Cost $159,480,829)		158,074,879

U. S. Government & Agency Obligations - 93.7%
Federal Home Loan Banks 3.375%, due 06/24/11	1,500,000	1,556,458
Federal Home Loan Mortgage Corp.
7.000%, due 09/01/10	2,128	2,196
3.125%, due 10/25/10	3,200,000	3,454,134

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
0.888%, due 02/01/11(a)	$31,100,000	$31,056,056
6.500%, due 04/01/11 - 01/15/24	157,607	168,667
1.625%, due 04/26/11	23,500,000	23,689,527
6.000%, due 05/01/11 - 04/01/23	7,152,866	7,550,920
0.926%, due 05/04/11(a)	406,919,000	407,963,948
1.125%, due 06/01/11	33,600,000	33,551,045
0.937%, due 08/05/11(a)	670,500,000	670,773,953
5.500%, due 05/01/14 - 06/01/36	29,821,155	30,972,890
5.000%, due 09/15/16 - 01/01/37	79,984,191	81,297,040
1.875%, due 11/15/23(a)	1,785,916	1,812,280
5.250%, due 01/01/29(a)	1,366,946	1,384,142
4.333%, due 11/01/31(a)	67,409	68,022
3.500%, due 07/15/32	266,184	265,054
5.488%, due 08/01/32(a)	346,421	354,844
0.569%, due 07/15/34(a)	404,962	396,628
4.445%, due 10/01/34(a)	225,218	228,954
4.354%, due 11/01/34 - 02/01/35(a)	826,191	844,710
4.373%, due 11/01/34(a)	409,249	415,008
4.390%, due 11/01/34(a)	119,845	122,193
4.484%, due 11/01/34(a)	208,545	213,722
4.351%, due 01/01/35(a)	253,189	262,635
4.400%, due 01/01/35(a)	1,020,793	1,047,745
4.338%, due 02/01/35(a)	314,619	325,476
4.425%, due 02/01/35(a)	270,834	277,544
4.429%, due 02/01/35(a)	251,144	259,411
4.500%, due 02/01/35(a)	300,020	310,628
4.515%, due 02/01/35(a)	129,121	133,250
5.131%, due 03/01/35(a)	1,897,987	1,966,286
4.116%, due 06/01/35(a)	5,735,715	5,777,261
4.330%, due 08/01/35(a)	2,886,701	2,922,458
4.903%, due 09/01/35(a)	3,568,474	3,670,710
5.294%, due 09/01/35(a)	9,299,511	9,638,875
5.000%, due TBA(k)	25,000,000	25,324,225
5.500%, due TBA(k)	521,500,000	538,367,396
6.000%, due TBA(k)	400,000	417,438
Federal National Mortgage Assoc.
6.000%, due 09/01/16 - 03/01/39	616,357,046	645,418,758
5.500%, due 08/01/09 - 02/01/39	541,989,550	561,385,642
7.000%, due 04/01/11 - 05/01/11	9,463	9,785
3.375%, due 05/19/11	3,900,000	4,061,780
8.000%, due 11/01/13 - 10/01/25	16,221	17,479

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
6.500%, due 12/01/13 - 10/01/17	$676,854	$718,487
5.000%, due 02/01/18 - 08/01/37	345,786,152	354,793,415
4.807%, due 10/09/19(h)
3.615%, due 10/01/28(a)	272,208	272,569
7.500%, due 09/01/30	2,521	2,753
7.004%, due 02/01/31(a)	567,815	593,288
4.532%, due 09/01/31(a)	154,532	156,405
0.718%, due 09/18/31(a)	1,180,127	1,168,957
1.214%, due 04/25/32(a)	499,424	507,053
5.474%, due 07/01/32(a)	48,778	49,060
4.176%, due 09/01/32(a)	544,760	560,026
5.163%, due 11/01/32(a)	297,896	306,647
4.605%, due 03/01/33(a)	16,731	17,329
4.666%, due 06/01/33 - 12/01/34(a)	3,300,382	3,401,335
4.492%, due 07/01/33(a)	141,992	143,638
4.364%, due 04/01/34(a)	59,663	61,298
3.845%, due 05/01/34(a)	2,366,210	2,428,308
4.845%, due 09/01/34(a)	347,546	349,752
5.011%, due 09/01/34(a)	5,361,166	5,575,136
4.736%, due 10/01/34(a)	77,765	80,529
4.287%, due 11/01/34(a)	10,585,415	10,703,211
4.553%, due 11/01/34(a)	621,650	639,052
4.606%, due 11/01/34(a)	27,424	28,247
4.542%, due 12/01/34(a)	271,666	279,967
4.760%, due 12/01/34(a)	9,114,719	9,323,574
4.336%, due 01/01/35(a)	102,403	105,921
4.455%, due 01/01/35(a)	353,813	365,263
4.480%, due 01/01/35(a)	322,818	333,138
4.535%, due 01/01/35(a)	389,657	402,791
4.826%, due 01/01/35(a)	776,217	793,547
4.303%, due 02/01/35(a)	188,092	194,542
4.427%, due 02/01/35(a)	881,591	899,443
4.409%, due 03/01/35(a)	353,860	366,280
4.688%, due 04/01/35(a)	522,033	541,423
4.365%, due 05/01/35(a)	438,032	453,394
4.749%, due 05/01/35(a)	2,465,742	2,521,484
4.591%, due 05/25/35(a)	6,314,078	6,306,670
4.250%, due 08/01/35(a)	3,596,884	3,701,233
4.727%, due 08/01/35 - 09/01/35(a)	12,161,625	12,385,862
4.702%, due 10/01/35(a)	4,145,184	4,234,549
3.392%, due 11/01/35(a)	1,394,487	1,416,535
4.683%, due 11/01/35(a)	3,082,840	3,188,942
4.751%, due 11/01/35(a)	1,837,519	1,907,326
5.397%, due 01/01/36(a)	1,254,260	1,327,639
6.382%, due 08/01/36(a)	4,174,664	4,435,652
4.647%, due 12/01/36(a)	1,129,366	1,136,275
2.638%, due 08/01/41 - 10/01/44(a)	5,397,467	5,352,285

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
2.693%, due 09/01/41(a)	$2,562,386	$2,545,967
5.000%, due TBA(k)	300,000	305,484
5.500%, due TBA(k)	90,000,000	100,137,368
6.000%, due TBA(k)	1,270,000,000	1,327,348,120
FHLMC Structured Pass Through Securities
2.838%, due 07/25/44(a)	14,655,038	14,510,086
2.638%, due 10/25/44(a)	2,788,268	2,744,857
2.639%, due 02/25/45(a)	242,855	231,487
Government National Mortgage Assoc.
6.000%, due 04/15/14 - 10/15/38	10,995,488	11,467,288
4.375%, due 02/20/22 - 02/20/27(a)	147,318	150,456
5.375%, due 04/20/22 - 05/20/32(a)	386,386	398,749
7.000%, due 10/15/23	38,604	41,964
7.500%, due 01/15/26 - 04/15/31	5,993,612	6,572,989
4.125%, due 01/20/26 - 11/20/30(a)	275,791	280,249
4.625%, due 08/20/27 - 09/20/33(a)	543,385	555,751
4.250%, due 02/20/28 - 01/20/30(a)	159,657	162,304
5.875%, due 04/20/29(a)	67,719	70,330
0.818%, due 02/16/30(a)	40,622	40,550
0.618%, due 01/16/31(a)	109,827	107,771
4.500%, due 10/20/31(a)	7,693	7,770
3.750%, due 03/20/32(a)	1,557	1,575
5.500%, due 04/20/32(a)	19,088	19,785
4.000%, due 03/20/33(a)	17,533	17,765
6.500%, due 06/15/37 - 02/15/39	78,483,055	83,435,620
U.S. Treasury Inflation Index Bond 2.625%, due 07/15/17	10,390,779	11,085,662
U.S. Treasury Inflation Index Note
3.000%, due 07/15/12	15,535,159	16,476,978
0.875%, due 04/30/11	2,668,000	2,661,018
1.875%, due 07/15/13	26,817,483	27,538,203
2.000%, due 01/15/14 - 07/15/14	38,566,893	39,515,637
1.625%, due 01/15/15	88,998,599	88,692,622
2.500%, due 07/15/16	11,728,149	12,325,557

Total U.S. Government & Agency Obligations (Cost $5,228,978,071)		5,298,208,595

Loan Participation - 0.6%
AES Corp. 1.000%, due 04/30/10 (144A)(b)	1,633,334	1,470,000

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Loan Participation - continued
Biomet
3.608%, due 02/15/15 (144A)(a)(b)	$2,673,077	$2,498,720
3.308%, due 03/25/15 (144A)(a)(d)	109,423	102,286
3.310%, due 03/25/15 (144A)(a)(b)	165,000	154,238
Chrysler Finco 4.320%, due 08/03/14(a)(b)	13,755,000	12,769,220
Ford Motor Co. 1.000%, due 11/29/13 - 12/16/13 (144A)(b)	6,816,671	4,914,820
Georgia Pacific Corp.
2.310%, due 12/20/12 (144A)(a)(b)	225,166	212,501
2.323%, due 12/20/12 (144A)(a)(b)	763,197	720,267
2.650%, due 12/20/12 (144A)(a)(b)	2,480,391	2,340,869
HCA, Inc. 2.848%, due 11/14/13 (144A)(a)(b)	7,557,010	6,839,615

Total Loan Participation (Cost $35,122,552)		32,022,536

Convertible Preferred Stocks - 0.8%
Commercial Banks - 0.8%
Wells Fargo & Co., Series L 7.500%	53,950	42,349,132

Insurance - 0.0%
American International Group, Inc. 8.500%, due 08/01/11	168,900	1,607,928

Total Convertible Preferred Stocks (Cost $52,682,154)		43,957,060

Purchased Option - 0.3%
IRO USD 2 Year 3.5%, Expires 08/03/09, Strike Price $3.50 (Cost $4,928,405)	475,600,000	17,516,586

Short-Term Investments - 1.2%
Repurchase Agreement - 1.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $55,720,015 on 07/01/09 collateralized by $56,555,000 FNMA at 1.722% due 05/10/11 with a value of $56,837,775.	55,720,000	55,720,000

Security Description	Par Amount	Value

U.S. Government & Agency Discount Notes - 0.2%
U.S. Treasury Bill
0.054%, due 07/02/09(h)(l)	$60,000	$60,000
0.097%, due 07/16/09(h)(l)	50,000	49,998
0.100%, due 07/23/09(h)(l)	260,000	259,984
0.120%, due 07/23/09(h)(l)	9,718,000	9,717,287

		10,087,269

Total Short-Term Investments (Cost $65,807,269)		65,807,269

TOTAL INVESTMENTS - 137.4% (Cost $7,951,025,541)		7,768,652,194

Other Assets and Liabilities (net) - (37.4)%		(2,115,398,653)

NET ASSETS - 100.0%		$5,653,253,541

Portfolio Footnotes:

(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $312,962,044 of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $25,743,103 of net assets.
(e)	Par shown in Euro Currency. Value is shown in USD.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Par shown in Pound Sterling. Value is shown in USD.
(h)	Zero coupon bond - Interest rate represents current yield to maturity.
(i)	Par shown in Brazilian Real. Value is shown in USD.
(j)	Par shown in Danish Krone. Value is shown in USD.
(k)	This security is traded on a “to-be-announced” basis.
(l)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $10,087,269.

AMBAC - Ambac Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FSA - Financial Security Assurance, Inc.

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Written Call Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value
OTC ECAL U.S. Dollar vs. Japanese Yen	Credit Suisse First Boston Corp.	03/17/2010	$104.00	(6,271,000)	$(330,011)	$(76,920)

Written Put Options	Counterparty	Expiration	Strike Price	Number of Contracts	Premium	Value
IRO USD 2 Year Swaption	Citibank	07/27/2009	$2.00	(12,000,000)	$(48,600)	$(9,728)
CME EuroDollar Future	Citigroup Global Markets, Inc.	09/14/2009	98.63	(138)	(22,688)	(6,900)
OTC EPUT U.S. Dollar vs. Japanese Yen	Credit Suisse First Boston Corp.	03/17/2010	104.00	(6,271,000)	(330,011)	(601,571)
IRO 2 Years Swaption	JPMorgan Securities, Inc.	07/27/2009	2.00	(5,500,000)	(23,650)	(4,459)

					$(424,949)	$(622,658)

Forward Sales Commitments	Counterparty	Interest Rate	Maturity	Proceeds	Value

Federal National Mortgage Assoc.	Goldman Sachs & Co.	5.000%	TBA	$(4,061,875)	$(4,073,124)

The following table summarizes the portfolio composition of the Portfolio’s holdings at June 30, 2009 based upon quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	75.31%
AA	2.31
A	11.29
BBB	5.43
BB	0.75
B	0.12
Other	4.79

Total:	100.00%

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipals	$—	$141,756,036	$—	$141,756,036
Asset-Backed Securities	—	417,286,655	6,672,557	423,959,212
Domestic Bonds & Debt Securities
Automobiles	—	1,395,418	—	1,395,418
Building Products	—	3,485,925	—	3,485,925
Capital Markets	—	167,427,571	—	167,427,571
Chemicals	—	32,669,363	—	32,669,363

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial & Professional Services	$—	$6,480,391	$—	$6,480,391
Commercial Banks	—	337,341,046	—	337,341,046
Computers & Peripherals	—	20,523,697	—	20,523,697
Consumer Finance	—	115,636,532	—	115,636,532
Diversified Financial Services	—	342,874,258	—	342,874,258
Diversified Telecommunication Services	—	41,502,342	—	41,502,342
Electric Utilities	—	50,019,126	—	50,019,126
Energy Equipment & Services	—	1,073,104	—	1,073,104
Food & Staples Retailing	—	24,284,615	—	24,284,615
Food Products	—	26,566,107	—	26,566,107
Health Care Equipment & Supplies	—	10,338,440	—	10,338,440
Health Care Providers & Services	—	17,709,150	—	17,709,150
Independent Power Producers & Energy Traders	—	6,056,067	—	6,056,067
Insurance	—	33,613,579	—	33,613,579
IT Services	—	10,110,750	—	10,110,750
Media	—	42,636,407	—	42,636,407
Metals & Mining	—	7,806,441	—	7,806,441
Multiline Retail	—	5,309,990	—	5,309,990
Oil, Gas & Consumable Fuels	—	45,964,513	—	45,964,513
Paper & Forest Products	—	5,542,297	—	5,542,297
Pharmaceuticals	—	118,870,340	—	118,870,340
Real Estate Investment Trusts (REITs)	—	10,540,150	—	10,540,150
Road & Rail	—	18,932,215	—	18,932,215
Specialty Retail	—	17,996,695	—	17,996,695
Tobacco	—	6,787,370	—	6,787,370
Trading Companies & Distributors	—	4,262,830	—	4,262,830
Wireless Telecommunication Services	—	53,593,292	—	53,593,292
Total Domestic Bonds & Debt Securities	—	1,587,350,021	—	1,587,350,021
Foreign Bonds & Debt Securities
Aruba Guilder	—	227,997	—	227,997
Brazil	—	114,408,132	—	114,408,132
Cayman Islands	—	3,034,642	—	3,034,642
Denmark	—	30,309,889	—	30,309,889
France	—	489,125	—	489,125
Luxembourg	—	512,511	—	512,511
Netherlands	—	436,926	—	436,926
Norway	—	92,039	—	92,039
Panama	—	2,584,110	—	2,584,110
Russia	—	133,250	—	133,250
Singapore	—	448,914	—	448,914
South Africa	—	649,687	—	649,687
South Korea	—	2,054,889	—	2,054,889

See accompanying notes to financial statements

Met Investors Series Trust

PIMCO Total Return Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sweden	$—	$2,336,642	$—	$2,336,642
United Kingdom	—	356,126	—	356,126
Total Foreign Bonds & Debt Securities	—	158,074,879	—	158,074,879
U. S. Government & Agency Obligations	—	5,298,208,595	—	5,298,208,595
Loan Participation	—	32,022,536	—	32,022,536
Convertible Preferred Stocks
Commercial Banks	42,349,132	—	—	42,349,132
Insurance	1,607,928	—	—	1,607,928
Total Convertible Preferred Stocks	43,957,060	—	—	43,957,060
Purchased Option	—	17,516,586	—	17,516,586
Short-Term Investments
Repurchase Agreement	—	55,720,000	—	55,720,000
U.S. Government & Agency Discount Notes	—	10,087,269	—	10,087,269
Total Short-Term Investments	—	65,807,269	—	65,807,269
TOTAL INVESTMENTS	$43,957,060	$7,718,022,577	$6,672,557	$7,768,652,194
Forward Contracts
Forward Currency Contracts	$—	$(10,928,010)	$—	$(10,928,010)
Futures Contracts
Futures Contracts Long	29,397,125	—	—	29,397,125
Options
Options Written	(2,681)	58,063	—	55,382
TBA Sale Commitments
Federal Agency	—	(11,249)	—	(11,249)
Swaps
Swap Commitments	—	92,440,005	—	92,440,005

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Discounts	Realized Gain	Change in Unrealized Depreciation	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2009
Asset-Backed Securities	$7,031,934	$—	$2,675	$(77,697)	$(426,562)	$142,207	$—	$6,672,557
Domestic Bonds & Debt Securities
Insurance	8,128,432	528,581	—	(339,413)	—	—	(8,317,600)	—
Total	$15,160,366	$528,581	$2,675	$(417,110)	$(426,562)	$142,207	$(8,317,600)	$6,672,557

See accompanying notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

PIMCO Total Return Portfolio
Assets
Investments, at value (a)	$7,712,932,194
Repurchase Agreement	55,720,000
Cash	281,432
Cash denominated in foreign currencies (b)	10,801,694
Receivable for investments sold	249,495,674
Receivable for Trust shares sold	3,535,683
Dividends receivable	19,426
Interest receivable	40,431,075
Swap interest receivable	12,675,502
Swaps premium paid	82,534,228
Unrealized appreciation on swap contracts	97,275,641
Unrealized appreciation on forward currency contracts	1,108,081

Total assets	8,266,810,630

Liabilities
Payables for:
Investments purchased	2,271,921,190
Payable for cash collateral	120,402,909
Trust shares redeemed	3,333,677
Forward sales commitments, at value (c)	4,073,124
Variation margin on financial futures contracts	1,019,936
Unrealized depreciation on forward currency contracts	12,036,091
Unrealized depreciation on swap contracts	4,835,636
Outstanding written options (d)	699,578
Distribution and services fees—Class B	444,963
Distribution and services fees—Class E	11,823
Interest payable swap position	4,071,706
Swap premium received	188,010,459
Management fee	2,192,310
Administration fee	33,475
Custodian and accounting fees	159,870
Deferred trustee fees	3,427
Accrued expenses	306,915

Total liabilities	2,613,557,089

Net Assets	$5,653,253,541

Net Assets Represented by
Paid in surplus	$5,779,080,793
Accumulated net realized loss	(157,957,435)
Unrealized depreciation on investments, futures contracts, written options contracts, swap contracts and foreign currency	(72,942,349)
Undistributed net investment income	105,072,532

Total	$5,653,253,541

Net Assets
Class A	$3,349,079,184

Class B	2,206,565,046

Class E	97,609,311

Capital Shares Outstanding
Class A	301,418,744

Class B	200,792,870

Class E	8,842,393

Net Asset Value and Offering Price Per Share
Class A	$11.11

Class B	10.99

Class E	11.04

(a) Investments at cost, excluding repurchase agreement	$7,895,305,541
(b) Identified cost of foreign cash	11,265,911
(c) Proceeds of forward sales commitments	124,494,571
(d) Cost of written options	754,960

See accompanying notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

PIMCO Total Return Portfolio
Investment Income
Dividends	$2,740,397
Interest	139,399,239

Total investment income	142,139,636

Expenses
Management fee	10,970,310
Administration fees	183,019
Custodian and accounting fees	377,641
Distribution and services fees—Class B	2,034,656
Distribution and services fees—Class E	67,030
Audit and tax services	92,730
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	161,821
Insurance	46,179
Other	9,356

Total expenses	13,969,175

Net investment income	128,170,461

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options Contracts, Swap Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	88,502,779
Futures contracts	130,784,401
Written options contracts	(7,136,624)
Swap contracts	(220,208,734)
Foreign currency	(17,718,332)

Net realized loss on investments, futures contracts, written options contracts, swap contracts and foreign currency	(25,776,510)

Net change in unrealized appreciation (depreciation) on:
Investments	248,322,078
Futures contracts	(125,003,111)
Written options contracts	14,936,712
Swap contracts	197,899,018
Foreign currency	(3,833,790)

Net change in unrealized appreciation on investments, futures contracts, written options contracts, swap contracts and foreign currency	332,320,907

Net realized and unrealized gain on investments, futures contracts, written options contracts, swap contracts and foreign currency	306,544,397

Net Increase in Net Assets from Operations	$434,714,858

See accompanying notes to financial statements

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PIMCO Total Return Portfolio
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$128,170,461	$226,403,879
Net realized gain (loss) on investments, futures contracts, written options contracts, swaps contracts and foreign currency	(25,776,510)	235,524,297
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options contracts, short sales, swaps contracts and foreign currency	332,320,907	(476,297,416)

Net increase (decrease) in net assets resulting from operations	434,714,858	(14,369,240)

Distributions to Shareholders
From net investment income
Class A	(218,957,294)	(124,683,059)
Class B	(116,779,980)	(50,014,488)
Class E	(7,161,135)	(4,396,891)
From net realized gains
Class A	(124,139,741)	(75,855,925)
Class B	(68,114,643)	(32,264,534)
Class E	(4,152,878)	(2,792,962)

Net decrease in net assets resulting from distributions	(539,305,671)	(290,007,859)

Capital Share Transactions
Proceeds from shares sold
Class A	598,118,920	868,182,897
Class B	847,194,604	415,239,942
Class E	10,649,107	20,105,801
Net asset value of shares issued through dividend reinvestment
Class A	343,097,035	200,538,984
Class B	184,894,623	82,279,022
Class E	11,314,013	7,189,853
Cost of shares repurchased
Class A	(213,275,118)	(1,199,719,534)
Class B	(152,930,588)	(338,571,089)
Class E	(9,987,148)	(63,530,172)

Net increase (decrease) in net assets from capital share transactions	1,619,075,448	(8,284,296)

Net Increase (Decrease) in Net Assets	1,514,484,635	(312,661,395)
Net assets at beginning of period	4,138,768,906	4,451,430,301

Net assets at end of period	$5,653,253,541	$4,138,768,906

Net assets at end of period includes undistributed net investment income	$105,072,532	$319,800,480

See accompanying notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

PIMCO Total Return Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.60	$12.29	$11.80	$11.60	$11.40	$11.61

Income (Loss) from Investment Operations
Net Investment Income(a)	0.32	0.59	0.56	0.49	0.40	0.20
Net Realized/Unrealized Gain (Loss) on Investments	0.69	(0.51)	0.35	0.04	(0.12)	0.40

Total from Investment Operations	1.01	0.08	0.91	0.53	0.28	0.60

Less Distributions
Dividends from Net Investment Income	(0.96)	(0.48)	(0.42)	(0.32)	(0.01)	(0.81)
Distributions from Net Realized Capital Gains	(0.54)	(0.29)	—	(0.01)	(0.07)	—

Total Distributions	(1.50)	(0.77)	(0.42)	(0.33)	(0.08)	(0.81)

Net Asset Value, End of Period	$11.11	$11.60	$12.29	$11.80	$11.60	$11.40

Total Return	9.43%	0.64%	7.85%	4.80%	2.46%	5.25%
Ratio of Expenses to Average Net Assets After Reimbursement	0.52%*	0.52%	0.54%	0.58%	0.57%	0.57%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.52%*	0.52%	0.54%	0.58%	0.57%	N/A
Ratio of Net Investment Income to Average Net Assets	5.71%*	5.00%	4.74%	4.28%	3.42%	1.69%
Portfolio Turnover Rate	288.5%	800.2%	943.9%	161.2%	344.2%	416.0%
Net Assets, End of Period (in millions)	$3,349.1	$2,696.4	$3,045.1	$1,445.1	$912.6	$578.0

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.47	$12.17	$11.69	$11.50	$11.32	$11.54

Income (Loss) from Investment Operations
Net Investment Income(a)	0.30	0.55	0.53	0.46	0.37	0.19
Net Realized/Unrealized Gain (Loss) on Investments	0.69	(0.50)	0.34	0.04	(0.12)	0.38

Total from Investment Operations	0.99	0.05	0.87	0.50	0.25	0.57

Less Distributions
Dividends from Net Investment Income	(0.93)	(0.46)	(0.39)	(0.30)	—	(0.79)
Distributions from Net Realized Capital Gains	(0.54)	(0.29)	—	(0.01)	(0.07)	—

Total Distributions	(1.47)	(0.75)	(0.39)	(0.31)	(0.07)	(0.79)

Net Asset Value, End of Period	$10.99	$11.47	$12.17	$11.69	$11.50	$11.32

Total Return	9.28%	0.41%	7.56%	4.52%	2.25%	4.98%
Ratio of Expenses to Average Net Assets After Reimbursement	0.77%*	0.78%	0.79%	0.83%	0.82%	0.81%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.77%*	0.78%	0.79%	0.83%	0.82%	N/A
Ratio of Net Investment Income to Average Net Assets	5.49%*	4.77%	4.51%	4.01%	3.13%	1.66%
Portfolio Turnover Rate	288.5%	800.2%	943.9%	161.2%	344.2%	416.0%
Net Assets, End of Period (in millions)	$2,206.6	$1,353.6	$1,274.4	$1,219.1	$1,107.7	$1,028.5

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

PIMCO Total Return Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.52	$12.21	$11.73	$11.53	$11.34	$11.56

Income (Loss) from Investment Operations
Net Investment Income(a)	0.31	0.57	0.54	0.47	0.39	0.21
Net Realized/Unrealized Gain (Loss) on Investments	0.68	(0.51)	0.35	0.05	(0.13)	0.37

Total from Investment Operations	0.99	0.06	0.89	0.52	0.26	0.58

Less Distributions
Dividends from Net Investment Income	(0.93)	(0.46)	(0.41)	(0.31)	—	(0.80)
Distributions from Net Realized Capital Gains	(0.54)	(0.29)	—	(0.01)	(0.07)	—

Total Distributions	(1.47)	(0.75)	(0.41)	(0.32)	(0.07)	(0.80)

Net Asset Value, End of Period	$11.04	$11.52	$12.21	$11.73	$11.53	$11.34

Total Return	9.39%	0.47%	7.63%	4.67%	2.33%	5.06%
Ratio of Expenses to Average Net Assets After Reimbursement	0.67%*	0.67%	0.69%	0.72%	0.72%	0.71%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.67%*	0.67%	0.69%	0.72%	0.72%	N/A
Ratio of Net Investment Income to Average Net Assets	5.56%*	4.88%	4.61%	4.10%	3.24%	1.76%
Portfolio Turnover Rate	288.5%	800.2%	943.9%	161.2%	344.2%	416.0%
Net Assets, End of Period (in millions)	$97.6	$88.8	$132.0	$132.5	$146.6	$146.6

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange traded options are valued at the mean price and previously were valued at the last sale price. Options traded in the over the counter (“OTC”) market are valued at the last ask price (options written) or the last bid price (options purchased). Swap agreements and options thereon are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

Short positions traded in the OTC market are valued at the last available ask price.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

G. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates, or to enhance returns. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

H. Options Contracts - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and on equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

I. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

J. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

K. Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

L. Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio, as the protection seller, is recorded as a liability on the books. An upfront payment made by the Portfolio, as the protection buyer, is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which a Portfolio is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No.133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest Rate Contracts	Unrealized appreciation on Swap Contracts	$89,975,388		Unrealized depreciation on Swap Contracts	$(1,186,378)

Foreign Exchange Contracts	Unrealized appreciation on Forward Currency Contracts	1,108,081		Unrealized depreciation on Forward Currency Contracts	(12,036,091)

Credit Contracts	Unrealized appreciation on Swap Contracts	7,300,253		Unrealized depreciation on Swap Contracts	(3,649,258)

Equity Contracts	Variation margin on Financial Future Contracts	29,397,125	*	Outstanding written options	(699,578)

Total		$127,780,847			$(17,571,305)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Asset and Liabilities.

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Other Contracts	Total
Location

Statement of Operations—Realized Gain (Loss)

Investments	$(14,889,087)	$6,464,495	$—	$(43,171)	$(8,467,763)

Futures Contracts	130,681,806	—	—	—	130,681,806

Swap Contracts	(221,630,169)	—	459,942	—	(221,170,227)

Foreign Currency	—	(4,415,737)	—	—	(4,415,737)

Options Contracts	410,325	(115,268)	—	1,036,622	1,331,679

Total	$(105,427,125)	$1,933,490	$459,942	$993,451	$(102,040,242)

Location	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Other Contracts	Total

Statement of Operations—Change in Unrealized Gain (Loss)

Investments	$15,536,999	$(10,175,409)	$—	$—	$5,361,590

Futures Contracts	(125,003,111)	—	—	—	(125,003,111)

Swap Contracts	320,329,109	—	(30,204,715)	—	290,124,394

Foreign Currency	—	(4,415,737)	—	—	(4,415,737)

Options Contracts	58,063	698,803	—	(36,222)	720,644

Total	$210,921,060	$(13,892,343)	$(30,204,715)	$(36,222)	$166,787,780

Number of Contracts, Notional Amounts or Shares/Units*	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total

Options Written(2)	$(17,500,000)	$—	$(345,000)	$(17,845,000)

Swaptions(1)	475,600,000	—	—	475,600,000

Swaps Contracts(2)	1,804,300,000	263,142,190	—	2,067,442,190

Futures Contracts(1)	2,260,250,000	—	—	2,260,250,000

(1)	Amount(s) represent(s) number of contracts or number of Shares/Units.
(2)	Amount(s) represent(s) notional amounts.

* Calculated based on number of contracts or notional amounts as of the prior fiscal year-end and each subsequent fiscal quarter-end.

M. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

N. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

O. Mortgage Dollar Rolls - The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as purchase and sales transactions.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds from the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

P. Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Q. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pacific Investment Management Company LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$10,970,310	0.50%	First $	1.2 Billion

	0.475%	Over $	1.2 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	232,484,113	54,583,736	32,675,908	(18,325,013)	68,934,631	301,418,744
12/31/2008	247,711,510	72,688,916	17,067,148	(104,983,461)	(15,227,397)	232,484,113

Class B

6/30/2009	117,977,980	78,634,251	17,795,441	(13,614,802)	82,814,890	200,792,870
12/31/2008	104,704,093	35,414,389	7,062,577	(29,203,079)	13,273,887	117,977,980

Class E

6/30/2009	7,708,946	922,252	1,084,756	(873,561)	1,133,447	8,842,393
12/31/2008	10,806,922	1,660,572	615,043	(5,373,591)	(3,097,976)	7,708,946

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$20,706,575,715	$323,694,154	$20,414,227,679	$289,273,320

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$7,951,025,541	$132,441,418	$(314,814,765)	$(182,373,347)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$260,480,023	$105,984,520	$29,527,836	$—	$290,007,859	$105,984,520

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$451,343,993	$91,728,216	$(564,308,649)	$—	$(21,236,440)

7. Futures Contracts

The futures contracts outstanding as of June 30, 2009 and the description and unrealized appreciation or depreciation were as follows:

Description	Counterparty	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)

Euribor Futures	Citigroup Global Markets, Inc.	December 2009—Long	145	$50,220,237	$131,385

Euribor Futures	Citigroup Global Markets, Inc.	March 2010—Long	232	80,254,799	319,971

EuroDollar Futures	JPMorgan Securities, Inc. Merrill Lynch, Pierce, Fenner & Smith, Inc.	December 2010—Long	1,742	425,461,725	(1,328,013)

EuroDollar Futures	JPMorgan Securities, Inc. Merrill Lynch, Pierce, Fenner & Smith, Inc.	December 2009—Long	1,128	279,447,900	423,725

EuroDollar Futures	Merrill Lynch, Pierce, Fenner & Smith, Inc.	September 2009—Long	215	53,389,875	59,125

EuroDollar Futures	JPMorgan Securities, Inc. Merrill Lynch, Pierce, Fenner & Smith, Inc.	June 2010—Long	1,461	359,606,888	674,969

EuroDollar Futures	JPMorgan Securities, Inc. Merrill Lynch, Pierce, Fenner & Smith, Inc.	September 2010—Long	116	28,443,200	294,074

EuroDollar Futures	JPMorgan Securities, Inc. Merrill Lynch, Pierce, Fenner & Smith, Inc.	March 2010—Long	3,305	816,541,563	21,162,992

Sterling Futures	Citigroup Global Markets, Inc.	September 2009—Long	870	176,879,297	7,906,619

Sterling Futures	Citigroup Global Markets, Inc.	March 2010—Long	58	11,729,940	42,932

Sterling Futures	Citigroup Global Markets, Inc.	June 2010—Long	131	26,361,504	(14,372)

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Futures Contracts - continued

Description	Counterparty	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)

Sterling Futures	Citigroup Global Markets, Inc.	December 2010—Long	131	$26,089,458	$(112,676)

Sterling Futures	Citigroup Global Markets, Inc.	September 2010—Long	131	26,226,827	(67,544)

Sterling Futures	Citigroup Global Markets, Inc.	March 2011—Long	73	14,478,361	(96,062)

					$29,397,125

8. Forward Foreign Currency Contracts

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy	Value at June 30, 2009	In Exchange for U.S. $	Net Unrealized Appreciation/ (Depreciation)

07/23/2009	Goldman Sachs & Co.	15,479,000 AUD	$12,447,266	$12,163,739	$283,527

08/04/2009	HSBC Bank Plc	5,917,854 BRL	2,992,796	2,765,999	226,797

08/04/2009	HSBC Bank Plc	6,194,719 BRL	3,132,812	3,017,398	115,414

08/04/2009	JPMorgan Securities, Inc.	8,949,000 CAD	7,698,727	8,171,782	(473,055)

07/15/2009	Deutsche Bank Securities, Inc.	33,709,521 CNY	4,935,120	5,219,000	(283,880)

07/15/2009	JPMorgan Securities, Inc.	17,214,360 CNY	2,520,206	2,672,000	(151,794)

07/15/2009	Deutsche Bank Securities, Inc.	37,745,400 CNY	5,525,978	5,852,000	(326,022)

07/15/2009	JPMorgan Securities, Inc.	13,475,275 CNY	1,972,799	2,090,000	(117,201)

07/15/2009	Deutsche Bank Securities, Inc.	12,935,148 CNY	1,893,723	2,012,000	(118,277)

07/15/2009	Barclays Capital, Inc.	19,403,024 CNY	2,840,629	3,018,000	(177,371)

07/15/2009	Barclays Capital, Inc.	3,587,662 CNY	525,239	559,000	(33,761)

07/15/2009	Deutsche Bank Securities, Inc.	12,941,072 CNY	1,894,591	2,017,000	(122,409)

07/15/2009	JPMorgan Securities, Inc.	9,291,568 CNY	1,360,298	1,441,000	(80,702)

07/15/2009	HSBC Bank Plc	36,889,980 CNY	5,400,743	5,650,000	(249,257)

07/15/2009	Deutsche Bank Securities, Inc.	30,272,550 CNY	4,431,943	4,620,000	(188,057)

07/15/2009	Barclays Capital, Inc.	14,117,760 CNY	2,066,859	2,160,000	(93,141)

07/15/2009	HSBC Bank Plc	3,586,544 CNY	525,075	559,000	(33,925)

09/08/2009	HSBC Bank Plc	8,368,200 CNY	1,225,993	1,200,000	25,993

09/08/2009	Deutsche Bank Securities, Inc.	8,344,800 CNY	1,222,565	1,200,000	22,565

09/08/2009	HSBC Bank Plc	8,272,800 CNY	1,212,016	1,200,000	12,016

09/08/2009	Barclays Capital, Inc.	8,214,570 CNY	1,203,485	1,190,000	13,485

09/08/2009	JPMorgan Securities, Inc.	6,764,940 CNY	991,105	980,000	11,105

09/08/2009	Deutsche Bank Securities, Inc.	12,342,050 CNY	1,808,186	1,790,000	18,186

09/08/2009	Deutsche Bank Securities, Inc.	16,592,575 CNY	2,430,915	2,390,000	40,915

09/08/2009	Citibank	8,259,790 CNY	1,210,110	1,190,000	20,110

09/08/2009	Barclays Capital, Inc.	4,496,871 CNY	658,819	647,404	11,415

03/29/2010	JPMorgan Securities, Inc.	20,340,840 CNY	2,998,136	3,009,000	(10,864)

03/29/2010	JPMorgan Securities, Inc.	6,643,230 CNY	979,178	982,000	(2,822)

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Buy	Value at June 30, 2009	In Exchange for U.S. $	Net Unrealized Appreciation/ (Depreciation)

03/29/2010	JPMorgan Securities, Inc.	10,174,560 CNY	$1,499,678	$1,504,000	$(4,322)

03/29/2010	JPMorgan Securities, Inc.	3,321,615 CNY	489,589	491,000	(1,411)

03/29/2010	Barclays Capital, Inc.	6,631,446 CNY	977,441	982,000	(4,559)

03/29/2010	HSBC Bank Plc	3,988,884 CNY	587,941	589,200	(1,259)

03/29/2010	HSBC Bank Plc	2,658,071 CNY	391,787	392,800	(1,013)

07/02/2009	Royal Bank of Scotland Plc	11,028,000 DKK	2,076,211	2,105,255	(29,044)

10/01/2009	Royal Bank of Scotland Plc	11,028,000 DKK	2,073,415	2,074,200	(785)

07/27/2009	Barclays Capital, Inc.	366,000 EUR	513,135	510,702	2,433

07/02/2009	Royal Bank of Scotland Plc	852,000 GBP	1,401,454	1,336,008	65,446

07/02/2009	Barclays Capital, Inc.	189,000 GBP	310,886	307,490	3,396

07/02/2009	JPMorgan Securities, Inc.	249,385,000 JPY	2,586,176	2,588,310	(2,134)

07/22/2009	Royal Bank of Scotland Plc	249,385,000 JPY	2,586,791	2,597,760	(10,969)

07/30/2009	HSBC Bank Plc	3,225,472 SGD	2,226,804	2,230,000	(3,196)

					$(1,648,427)

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S. $	Net Unrealized Appreciation/ (Depreciation)

08/04/2009	HSBC Bank Plc	157,942,835 BRL	$79,875,340	$74,695,122	$(5,180,218)

07/15/2009	HSBC Bank Plc	4,220,629 CNY	617,906	583,000	(34,906)

07/15/2009	Barclays Capital, Inc.	12,665,208 CNY	1,854,204	1,752,000	(102,204)

07/15/2009	Deutsche Bank Securities, Inc.	4,213,341 CNY	616,839	583,000	(33,839)

07/15/2009	Citibank	4,182,624 CNY	612,342	576,000	(36,342)

07/15/2009	JPMorgan Securities, Inc.	2,219,638 CNY	324,958	305,000	(19,958)

07/15/2009	JPMorgan Securities, Inc.	3,418,780 CNY	500,514	470,000	(30,514)

07/15/2009	JPMorgan Securities, Inc.	4,436,835 CNY	649,559	610,000	(39,559)

07/15/2009	JPMorgan Securities, Inc.	3,438,000 CNY	503,328	487,487	(15,841)

07/15/2009	HSBC Bank Plc	5,731,000 CNY	839,027	812,620	(26,407)

07/15/2009	JPMorgan Securities, Inc.	5,712,600 CNY	836,333	810,011	(26,322)

07/15/2009	JPMorgan Securities, Inc.	5,712,700 CNY	836,347	810,025	(26,322)

07/15/2009	Citibank	22,899,500 CNY	3,352,518	3,250,000	(102,518)

07/15/2009	Barclays Capital, Inc.	11,456,250 CNY	1,677,211	1,625,000	(52,211)

07/15/2009	Deutsche Bank Securities, Inc.	66,949,306 CNY	9,801,470	9,533,000	(268,470)

07/15/2009	HSBC Bank Plc	14,235,975 CNY	2,084,166	2,041,000	(43,166)

07/15/2009	Deutsche Bank Securities, Inc.	24,723,022 CNY	3,553,604	3,482,000	(71,604)

07/15/2009	JPMorgan Securities, Inc.	13,966,000 CNY	2,044,641	2,000,000	(44,641)

07/15/2009	Deutsche Bank Securities, Inc.	11,031,560 CNY	1,615,035	1,580,000	(35,035)

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Forward Foreign Currency Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2009	In Exchange for U.S. $	Net Unrealized Appreciation/ (Depreciation)

07/15/2009	Citibank	11,015,702 CNY	$1,612,714	$1,578,000	$(34,714)

07/15/2009	HSBC Bank Plc	5,893,500 CNY	862,817	845,189	(17,628)

07/15/2009	Citibank	7,497,695 CNY	1,097,673	1,076,791	(20,882)

09/08/2009	HSBC Bank Plc	7,886,250 CNY	1,155,384	1,125,000	(30,384)

09/08/2009	JPMorgan Securities, Inc.	5,937,651 CNY	869,902	846,000	(23,902)

09/08/2009	JPMorgan Securities, Inc.	5,779,125 CNY	846,677	825,000	(21,677)

09/08/2009	Barclays Capital, Inc.	6,839,625 CNY	1,002,047	975,000	(27,047)

09/08/2009	Citibank	8,917,239 CNY	1,306,431	1,275,714	(30,717)

09/08/2009	Barclays Capital, Inc.	16,861,687 CNY	2,470,341	2,412,258	(58,083)

09/08/2009	Barclays Capital, Inc.	2,751,000 CNY	403,038	393,000	(10,038)

09/08/2009	Barclays Capital, Inc.	7,337,755 CNY	1,075,026	1,049,000	(26,026)

09/08/2009	Citibank	19,346,263 CNY	2,834,347	2,769,132	(65,215)

07/27/2009	Goldman Sachs & Co.	741,000 EUR	1,038,887	1,038,812	(75)

07/02/2009	Citibank	29,077,000 GBP	47,828,733	44,988,661	(2,840,072)

07/02/2009	Goldman Sachs & Co.	468,000 GBP	769,813	751,079	(18,734)

07/02/2009	Barclays Capital, Inc.	189,000 GBP	310,886	307,669	(3,217)

08/06/2009	JPMorgan Securities, Inc.	28,693,000 GBP	47,195,399	47,430,677	235,278

07/30/2009	Barclays Capital, Inc.	3,225,472 SGD	2,226,804	2,130,431	(96,373)

					$(9,279,583)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CNY - China Yuan Renminbi

DKK - Danish Krone

EUR - Euro Dollar

GBP - Great Britain Pound

JPY - Japanese Yen

SGD - Singapore Dollar

9. Options

During the period ended June 30, 2009 the following options contracts were written:

	Number of contracts	Premium

Options outstanding at December 31, 2008	228,401,247	$6,504,697

Options written	280,501,468	1,306,002

Options bought back	(215,858,000)	(5,437,292)

Options closed and expired	(263,002,577)	(1,618,447)

Options exercised	—	—

Options outstanding at June 30, 2009	30,042,138	$754,960

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Swap Agreements

Open interest rate swap agreements at June 30, 2009 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	Bank of America Securities LLC	USD	1,190,600,000	$49,023,717	$8,821,168	$40,202,549

Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Citibank	USD	405,100,000	20,826,304	(4,660,100)	25,486,404

Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Morgan Stanley & Co., Inc.	USD	77,100,000	3,963,733	(759,499)	4,723,232

Pay	3-Month USD-LIBOR	3.500%	6/24/2016	JPMorgan Securities, Inc.	USD	14,000,000	79,010	—	79,010

Pay	3-Month USD-LIBOR	3.500%	6/24/2016	Deutsche Bank Securities, Inc.	USD	47,000,000	265,246	—	265,246

Pay	3-Month USD-LIBOR	3.500%	6/24/2016	Goldman Sachs & Co.	USD	70,500,000	397,870	—	397,870

Receive	6-Month AUD-BBR-BBSW	7.000%	9/15/2009	Citibank	AUD	90,600,000	558,431	(176,291)	734,722

Pay	AUD-BBR-BBSW	4.500%	6/15/2011	Morgan Stanley & Co., Inc.	AUD	303,100,000	(896,470)	289,908	(1,186,378)

Receive	BRL-PTAX (BRL09)	12.670%	1/4/2010	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	50,600,000	651,902	—	651,902

Pay	BRL-PTAX (BRL09)	10.115%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	295,300,000	(6,493,458)	(7,355,900)	862,442

Pay	BRL-PTAX (BRL09)	12.540%	1/2/2012	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	80,800,000	1,257,779	(443,165)	1,700,944

Pay	BRL-PTAX (BRL09)	12.540%	1/4/2010	Morgan Stanley & Co., Inc.	BRL	251,200,000	3,236,317	195,963	3,040,354

Pay	BRL-PTAX (BRL09)	12.540%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	90,500,000	1,408,774	(503,219)	1,911,993

Receive	[(FRCPxtob End Index/FRCPxtob Start Index) - 1]* Notional	1.958%	3/15/2012	JPMorgan Securities, Inc.	EUR	10,400,000	204,290	4,462	199,828

Receive	[(FRCPxtob End Index/FRCPxtob Start Index) - 1]* Notional	1.958%	4/10/2012	JPMorgan Securities, Inc.	EUR	1,700,000	28,902	881	28,021

Receive	6-Month GBP-LIBOR	6.000%	9/18/2009	Morgan Stanley & Co., Inc.	GBP	346,000,000	4,940,867	(1,333,420)	6,274,287

Receive	6-Month GBP-LIBOR	5.100%	9/15/2013	Morgan Stanley & Co., Inc.	GBP	11,100,000	1,152,330	(14,411)	1,166,741

Receive	6-Month GBP-LIBOR	5.250%	3/18/2014	Goldman Sachs & Co., Inc.	GBP	6,300,000	733,527	(4,895)	738,422

Receive	6-Month GBP-LIBOR	5.250%	3/18/2014	Goldman Sachs & Co., Inc.	GBP	2,600,000	302,725	(507)	303,232

Receive	6-Month GBP-LIBOR	5.000%	6/15/2016	Merrill Lynch, Pierce, Fenner & Smith, Inc.	GBP	16,200,000	1,694,902	486,712	1,208,190

							$83,336,698	$(5,452,313)	$88,789,011

Open credit default swap agreements buy protection at June 30, 2009 were as follows:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boston Scientific Corp. 6.000%, due 06/15/2011	(0.510%)	6/20/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.145%	$5,000,000	$61,434	$—	$61,434

CAN Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America Securities LLC	2.907%	5,000,000	517,566	—	517,566

CenturyTel, Inc. 6.000%, due 04/01/2017	(0.595%)	6/20/2017	Bank of America Securities LLC	0.827%	5,000,000	79,248	—	79,248

Con-Way, Inc. 7.250%, due 01/15/2018	(1.834%)	3/20/2018	Bank of America Securities LLC	2.032%	10,000,000	131,812	—	131,812

Kraft Foods, Inc. 6.125%, due 02/01/2018	(1.834%)	3/20/2018	Citibank	0.538%	5,000,000	(241,726)	—	(241,726)

Covidien, Ltd. 6.000%, due 10/15/2017	(0.500%)	12/20/2017	Bank of America Securities LLC	0.542%	5,000,000	15,277	—	15,277

CSX Corp. 6.125%, due 03/15/2018	(1.650%)	3/20/2018	Goldman Sachs & Co.	0.802%	10,000,000	(624,492)	—	(624,492)

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Swap Agreements - continued

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Health Care Property Investors, Inc. 5.950%, due 09/15/2011	(0.460%)	9/20/2011	JPMorgan Securities, Inc.	3.650%	$4,200,000	$278,180	$—	$278,180

Health Care Property Investors, Inc. 6.700%, due 01/30/2018	(1.227%)	3/20/2018	Bank of America Securities LLC	3.352%	7,500,000	977,951	—	977,951

Liberty Mutual Group, Inc. 5.750%, due 03/15/2014	(0.680%)	3/20/2014	Bank of America Securities LLC	3.654%	5,750,000	674,974	—	674,974

Limited Brands, Inc. 6.900%, due 07/15/2017	(2.290%)	9/20/2017	Bank of America Securities LLC	2.411%	10,000,000	75,414	—	75,414

Limited Brands, Inc. 6.900%, due 07/15/2017	(3.113%)	9/20/2017	Morgan Stanley & Co., Inc.	2.411%	5,000,000	(220,674)	—	(220,674)

NiSource Finance Corp. 5.250%, due 09/15/2017	(1.170%)	9/20/2017	Citibank	2.340%	7,500,000	561,029	—	561,029

NiSource Finance Corp. 5.400%, due 07/15/2014	(0.650%)	9/20/2014	Morgan Stanley & Co., Inc.	2.340%	10,000,000	769,401	—	769,401

Omnicom Group, Inc. 5.900%, due 04/15/2016	(0.940%)	6/20/2016	Citibank	0.798%	5,000,000	(43,699)	—	(43,699)

Pearson Dollar Financial Plc 5.700%, due 06/01/2014	(0.760%)	6/20/2014	Morgan Stanley & Co., Inc.	0.499%	8,500,000	(103,900)	—	(103,900)

Pearson Dollar Financial Plc 5.700%, due 06/01/2014	(0.830%)	6/20/2014	JPMorgan Securities, Inc.	0.499%	5,000,000	(77,489)	—	(77,489)

Progress Energy, Inc. 7.100%, due 03/01/2011	(0.100%)	3/20/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.426%	1,600,000	8,983	—	8,983

Quest Diagnostic, Inc. 5.450%, due 11/01/2015	(0.660%)	12/20/2015	Bank of America Securities LLC	0.620%	5,000,000	(11,899)	—	(11,899)

R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	(1.030%)	6/20/2014	Bank of America Securities LLC	3.504%	6,200,000	638,146	—	638,146

Rohm & Haas Holdings 6.000%, due 09/15/2017	(0.423%)	9/20/2017	Bank of America Securities LLC	0.754%	8,500,000	196,901	—	196,901

Sprint Nextel Corp. 6.000%, due 12/01/2016	(0.966%)	12/20/2016	Bank of America Securities LLC	3.479%	11,250,000	1,575,488	—	1,575,488

Target Corp. 6.000%, due 01/15/2018	(1.200%)	3/20/2018	Morgan Stanley & Co., Inc.	0.600%	5,000,000	(223,646)	—	(223,646)

Viacom, Inc. 6.250%, due 04/30/2016	(0.970%)	6/20/2016	Morgan Stanley & Co., Inc.	1.499%	10,000,000	374,734	—	374,734

Viacom, Inc. 6.250%, due 04/30/2016	(1.930%)	6/20/2016	Bank of America Securities LLC	1.499%	5,000,000	(94,554)	—	(94,554)

Western Union Company (The) 5.930%, due 10/01/2016	(0.795%)	12/20/2016	Bank of America Securities LLC	0.635%	10,000,000	(105,602)	—	(105,602)

						$5,188,857	$—	$5,188,857

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250%, due 05/01/2036	5.000%	12/20/2013	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14.290%	$5,000,000	$(1,303,148)	$(450,000)	$(853,148)

Ford Motor Credit Co. 7.000%, due 10/01/2013	3.800%	9/20/2010	Merrill Lynch, Pierce, Fenner & Smith, Inc.	10.410%	500,000	(37,539)	—	(37,539)

General Electric Capital Corp 5.625%, due 10/01/2013	4.000%	12/20/2013	Citibank	4.175%	3,600,000	(29,626)	—	(29,626)

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Swap Agreements - continued

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 5.625%, due 10/01/2013	4.000%	12/20/2013	Citibank	4.175%	$20,800,000	$(171,174)	$—	$(171,174)

General Electric Capital Corp. 5.625%, due 10/01/2013	6.950%	3/20/2013	Citibank	4.224%	375,000	32,257	—	32,257

General Electric Capital Corp. 5.625%, due 10/01/2013	4.850%	12/20/2013	Citibank	4.175%	9,100,000	212,706	—	212,706

General Electric Capital Corp. 5.625%, due 10/01/2013	4.325%	12/20/2013	Citibank	4.175%	10,200,000	39,314	—	39,314

General Electric Capital Corp. 5.625%, due 10/01/2013	4.200%	12/20/2013	Citibank	4.175%	21,900,000	(17,373)	—	(17,373)

General Electric Capital Corp. 5.625%, due 10/01/2013	4.875%	12/20/2013	Citibank	4.175%	3,100,000	75,342	—	75,342

						$(1,199,241)	$(450,000)	$(749,241)

Credit Default Swaps on Credit Indices - Sell Protection(4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(3)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.9	6.370%	12/20/2012	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,400,000	$(769,305)	$—	$(769,305)

CDX.NA.IG.9	0.550%	12/20/2017	JPMorgan Securities, Inc.	1,944,569	4,096	—	4,096

CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	6,222,621	(23,413)	—	(23,413)

					$(788,622)	$—	$(788,622)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Dollar

GBP - British Pound

USD - United States Dollar

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

12. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

13. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

14. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Pioneer Fund Portfolio	For the period ended 6/30/09
Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had a return of 1.49% for its Class A Shares versus 3.16% for its benchmark, the S&P 500® Index. During the period since its inception on April 28, 2009, through June 30, 2009, the Class B Shares had a return of 7.75%, versus 7.71% for its benchmark, the S&P 500® Index.

Market Environment/Conditions

The 2008 bear market in global credit and stock markets carried over into the first two months of 2009. A rally that lasted from early March until mid-June meant that the S&P 500® Index ended the first half of the year with a modestly positive return—just over 3%—that reveals nothing about the severity of either the January-February decline or the strength of the March-June rally.

Over the full six-month period, information technology was the S&P 500’s strongest sector, returning 25%. Materials (+14%) and consumer discretionary (+9%) were also relatively strong. The index’s weakest sectors were Industrials (-6%), telecom services (-4%) and financials (-3%).

There has been a dramatic performance divergence this year between dividend-paying stocks and stocks that don’t pay a dividend. Standard and Poor’s reports that S&P 500® stocks which don’t pay dividends (a group which includes more than a few companies which eliminated their dividends due to financial distress) produced a weighted first-half return of 24%, while the S&P 500’s dividend paying stocks produced a weighted first-half return of -2%.

Portfolio Review/Current Positioning

First-half 2009 returns benefited from good stock selection in the consumer discretionary, consumer staples, health care, industrials, and materials sectors, but results in the financials and information Technology sectors pulled down overall portfolio performance.

The two largest individual contributors to first-half returns were both mining companies: Rio Tinto returned 89% and Freeport-McMoRan Copper & Gold returned 105%. Mining exposure had been a significant drag on fourth-quarter returns, but we had maintained our exposure, believing that the market had over-reacted and that demand for metals would not collapse. That view was vindicated in the first half of 2009.

Notable individual contributors in other sectors included auto parts supplier BorgWarner, publisher McGraw-Hill, retailers Nordstrom and Walgreen, drug company Schering-Plough, and truckmaker PACCAR.

The largest drag on index-relative returns was stock selection in financials, where a defensive strategy that had added value in the down market became a drag as troubled bank stocks made a V-shaped bottom. Property/casualty insurer Chubb, for example, a bear market stalwart, declined in the first half of 2009 as investors rotated into riskier stocks. The government’s support of the financial sector has been dramatic, but it has been hard to factor the possibility that “the cavalry might ride to the rescue” into our traditional securities analysis, which focuses on the business strengths of companies and their self-sustaining financial characteristics. As a result, and despite some success stories, our trading activity detracted from returns in the sector, as we reduced exposure to several risky names only a few months before the market bottomed, and so did not participate in their recovery.

A second important drag on benchmark-relative returns was the combination of an Information Technology underweight and underperformance within the sector. The underweight is, in part, a result of our value bias, although we have been building exposure as we find attractive names. The largest contributors to below-benchmark returns in the sector were lack of exposure to Google and (for most of the first half of 2009), Apple.

We continued to emphasize well-managed companies with strong balance sheets, little need of government assistance to survive until the recovery comes, and the potential to generate strong profit growth when the economy does recover.

While we generally keep sector weights within five percentage points of their weights in the S&P 500® to ensure that bottom-up security selection is the dominant driver of long-term performance, our over- and under-weights do reflect broader views on economic and market trends and valuations. Relative to the S&P 500®, the most overweighted sectors at June 30 were industrials (where the emphasis is on railroads and machinery, and where we are still finding many fundamentally attractive companies at attractive valuations) and consumer staples (where the emphasis remains on food producers and retailers resistant to an extended economic downturn). Relative to the S&P 500®, information technology was the most underweighted sector at June 30, though we continue to build exposure as we find attractive names. We continued to have modestly below-index exposure to the financials, utilities, telecom services, and energy sectors, reflecting a continuing quality bias in the first case and limited perceived earnings growth prospects in the latter three cases.

John A. Carey, Executive Vice President and Portfolio Manager

Walter Hunnewell, Jr., Vice President and Assistant Portfolio Manager

Pioneer Investment Management, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the

1

Pioneer Fund Portfolio	For the period ended 6/30/09
Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary (continued)

Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Chevron Corp.	3.49%
Reed Elsevier N.V. (ADR)	2.41%
Becton, Dickinson & Co.	2.34%
Norfolk Southern Corp.	2.29%
Hewlett-Packard Co.	2.19%
Colgate-Palmolive Co.	2.09%
PACCAR, Inc.	2.05%
Chubb Corp. (The)	1.99%
Target Corp.	1.89%
Walgreen Co.	1.79%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Pioneer Fund Portfolio	For the period ended 6/30/09
Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary (continued)

Pioneer Fund Portfolio managed by

Pioneer Investment Management, Inc. vs. S&P 500® Index1

Growth Based on $10,000+

		Average Annual Return/Cumulative Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[3]
—	Pioneer Fund Portfolio—Class A	1.49%	-24.35%	-7.38%	-0.82%	-2.53%	—
	Class B	—	—	—	—	—	7.75%
- -	S&P 500® Index[1]	3.16%	-26.21%	-8.22%	-2.24%	-2.22%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions for Class A. “Cumulative Return” is calculated for Class B, including reinvestment of all income dividends and capital gain distributions.

3Inception of Class A shares is 02/04/1994. Inception of Class B shares is 04/28/2009.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Pioneer Fund Portfolio

Class A
Actual	0.72%	$1,000.00	$1,014.90	$3.60
Hypothetical	0.72%	1,000.00	1,021.22	3.61

Class B**
Actual	0.89%	$1,000.00	$1,000.00	$1.56
Hypothetical	0.89%	1,000.00	1,007.21	1.57

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period (Class A)/to reflect the two month period (Class B)).

** Class Inception April 28, 2009.

4

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.(a)	125,539	$6,953,605
Honeywell International, Inc.	37,479	1,176,841
United Technologies Corp.	127,925	6,646,983

		14,777,429

Auto Components - 2.3%
BorgWarner, Inc.(a)	90,341	3,085,145
Johnson Controls, Inc.(a)	474,620	10,308,747

		13,393,892

Automobiles - 0.6%
Ford Motor Co.*(a)	576,133	3,497,127

Beverages - 2.4%
Coca-Cola Co.	123,031	5,904,258
PepsiCo, Inc.	146,816	8,069,007

		13,973,265

Capital Markets - 4.9%
Bank of New York Mellon Corp.(a)	101,000	2,960,310
Franklin Resources, Inc.(a)	92,660	6,672,447
Morgan Stanley(a)	177,511	5,060,839
State Street Corp.	129,292	6,102,582
T. Rowe Price Group, Inc.(a)	192,036	8,002,140

		28,798,318

Chemicals - 3.2%
Air Products & Chemicals, Inc.	62,397	4,030,222
E.I. du Pont de Nemours & Co.	133,282	3,414,685
Ecolab, Inc.(a)	97,033	3,783,317
Monsanto Co.	64,709	4,810,467
Praxair, Inc.(a)	37,571	2,670,171

		18,708,862

Commercial Banks - 2.1%
PNC Financial Services Group, Inc.(a)	85,063	3,301,295
U.S. Bancorp(a)	224,064	4,015,227
Wells Fargo & Co.(a)	156,909	3,806,612
Zions Bancorporation(a)	116,196	1,343,226

		12,466,360

Communications Equipment - 1.9%
Cisco Systems, Inc.*	220,180	4,104,155
Lumenis Ltd.(c)	520	0
Nokia Oyj (ADR)(a)	482,506	7,034,938

		11,139,093

Computers & Peripherals - 3.4%
Apple, Inc.*	4,200	598,206
EMC Corp.*(a)	170,978	2,239,812
Hewlett-Packard Co.(a)	329,652	12,741,050
International Business Machines Corp.	38,635	4,034,266

		19,613,334

Security Description	Shares	Value

Diversified Financial Services - 1.4%
CME Group, Inc.(a)	12,877	$4,006,164
JPMorgan Chase & Co.(a)	117,575	4,010,483

		8,016,647

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.(a)	123,981	3,809,936
Windstream Corp.(a)	102,878	860,060

		4,669,996

Electric Utilities - 1.6%
FirstEnergy Corp.(a)	66,232	2,566,490
PPL Corp.	73,391	2,418,967
Southern Co.	147,435	4,594,075

		9,579,532

Electrical Equipment - 1.2%
Emerson Electric Co.	135,575	4,392,630
Rockwell Automation, Inc.(a)	79,889	2,566,035

		6,958,665

Energy Equipment & Services - 1.1%
Schlumberger, Ltd.(a)	117,037	6,332,872
Food & Staples Retailing - 3.5%
CVS Caremark Corp.	143,723	4,580,452
Sysco Corp.	214,782	4,828,300
Wal-Mart Stores, Inc.	13,100	634,564
Walgreen Co.(a)	354,568	10,424,299

		20,467,615

Food Products - 6.9%
Campbell Soup Co.(a)	139,366	4,100,148
General Mills, Inc.(a)	117,825	6,600,556
H.J. Heinz Co.(a)	186,747	6,666,868
Hershey Co. (The)(a)	235,875	8,491,500
Kellogg Co.(a)	82,073	3,822,140
Kraft Foods, Inc. - Class A(a)	301,284	7,634,536
Nestle S.A.	73,752	2,782,717

		40,098,465

Health Care Equipment & Supplies - 8.5%
Alcon, Inc.	52,861	6,138,219
Baxter International, Inc.	79,794	4,225,890
Becton, Dickinson & Co.	191,454	13,652,585
C.R. Bard, Inc.(a)	116,508	8,674,021
Covidien Plc	38,500	1,441,440
Medtronic, Inc.	100,773	3,515,970
St. Jude Medical, Inc.*(a)	188,988	7,767,407
Stryker Corp.(a)	95,777	3,806,178

		49,221,710

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.	13,200	758,868
Yum! Brands, Inc.	19,100	636,794

		1,395,662

See accompanying notes to financial statements

5

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Household Products - 2.5%
Clorox Co. (The)(a)	37,666	$2,102,893
Colgate-Palmolive Co.(a)	172,048	12,170,675

		14,273,568

Industrial Conglomerates - 0.8%
3M Co.	78,248	4,702,705

Insurance - 2.5%
Chubb Corp. (The)(a)	290,647	11,591,003
Travelers Cos., Inc. (The)	78,633	3,227,098

		14,818,101

IT Services - 1.8%
Automatic Data Processing, Inc.	141,979	5,031,736
DST Systems, Inc.*(a)	71,112	2,627,588
Fiserv, Inc.*	67,063	3,064,779

		10,724,103

Machinery - 4.7%
Caterpillar, Inc.(a)	129,225	4,269,594
Deere & Co.(a)	192,471	7,689,216
Illinois Tool Works, Inc.(a)	41,158	1,536,840
PACCAR, Inc.(a)	367,676	11,953,147
Parker Hannifin Corp.(a)	45,769	1,966,236

		27,415,033

Media - 4.4%
McGraw-Hill Cos., Inc. (The)(a)	280,077	8,433,119
Reed Elsevier N.V. (ADR)(a)	635,627	14,002,863
Walt Disney Co. (The)(a)	135,007	3,149,713

		25,585,695

Metals & Mining - 3.7%
Alcoa, Inc.(a)	391,958	4,048,926
BHP Billiton, Ltd. (ADR)(a)	53,831	2,946,171
Freeport-McMoRan Copper & Gold, Inc.(a)	92,758	4,648,103
Rio Tinto Plc (ADR)(a)	62,048	10,167,806

		21,811,006

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	91,297	2,979,021

Multiline Retail - 2.4%
Nordstrom, Inc.(a)	145,009	2,884,229
Target Corp.(a)	278,498	10,992,316

		13,876,545

Office Electronics - 1.3%
Canon, Inc. (ADR)	228,116	7,420,613

Oil, Gas & Consumable Fuels - 9.2%
Apache Corp.	135,632	9,785,849
Chevron Corp.	306,824	20,327,090
ConocoPhillips	121,800	5,122,908

Security Description	Shares	Value

Oil & Gas Consumable Fuels - continued
Exxon Mobil Corp.	122,139	$8,538,737
Marathon Oil Corp.(a)	185,072	5,576,219
Royal Dutch Shell Plc (ADR)	82,935	4,162,508

		53,513,311

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The) - Class A(a)	68,837	2,248,905

Pharmaceuticals - 5.3%
Abbott Laboratories	194,213	9,135,779
Eli Lilly & Co.(a)	103,326	3,579,213
Johnson & Johnson	78,031	4,432,161
Merck & Co., Inc.(a)	99,574	2,784,089
Pfizer, Inc.(a)	162,533	2,437,995
Teva Pharmaceutical Industries, Ltd. (ADR)(a)	167,534	8,266,128

		30,635,365

Road & Rail - 4.6%
Burlington Northern Santa Fe Corp.(a)	92,544	6,805,686
Canadian National Railway Co.	150,558	6,467,971
Norfolk Southern Corp.(a)	354,485	13,353,450

		26,627,107

Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.(a)	301,592	3,308,464
Intel Corp.(a)	375,584	6,215,915
Texas Instruments, Inc.(a)	293,475	6,251,018

		15,775,397

Software - 1.4%
Adobe Systems, Inc.*	150,409	4,256,575
Macrovision Solutions Corp.*(a)	224	4,885
Microsoft Corp.	157,047	3,733,007

		7,994,467

Specialty Retail - 1.5%
Lowe’s Cos., Inc.	283,956	5,511,586
Staples, Inc.(a)	152,666	3,079,273

		8,590,859

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	169,382	4,552,988

Total Common Stocks (Cost $562,418,591)		576,653,633

Short-Term Investments - 30.1%
Mutual Funds - 28.6%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	166,509,097	166,509,097

See accompanying notes to financial statements

6

Met Investors Series Trust

Pioneer Fund Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - 1.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $8,623,002 on 07/01/09 collateralized by $8,755,000 FNMA at 1.722% due 05/10/11 with a value of $8,798,775	$8,623,000	$8,623,000

Total Short-Term Investments (Cost $175,132,097)		175,132,097

TOTAL INVESTMENTS - 129.1% (Cost $737,550,688)		751,785,730

Other Assets and Liabilities (net) - (29.1)%		(169,560,430)

NET ASSETS - 100.0%		$582,225,300

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
(c)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

7

Met Investors Series Trust

Pioneer Fund Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$14,777,429	$—	$—	$14,777,429
Auto Components	13,393,892	—	—	13,393,892
Automobiles	3,497,127	—	—	3,497,127
Beverages	13,973,265	—	—	13,973,265
Capital Markets	28,798,318	—	—	28,798,318
Chemicals	18,708,862	—	—	18,708,862
Commercial Banks	12,466,360	—	—	12,466,360
Communications Equipment	11,139,093	—	—	11,139,093
Computers & Peripherals	19,613,334	—	—	19,613,334
Diversified Financial Services	8,016,647	—	—	8,016,647
Diversified Telecommunication Services	4,669,996	—	—	4,669,996
Electric Utilities	9,579,532	—	—	9,579,532
Electrical Equipment	6,958,665	—	—	6,958,665
Energy Equipment & Services	6,332,872	—	—	6,332,872
Food & Staples Retailing	20,467,615	—	—	20,467,615
Food Products	37,315,748	2,782,717	—	40,098,465
Health Care Equipment & Supplies	49,221,710	—	—	49,221,710
Hotels, Restaurants & Leisure	1,395,662	—	—	1,395,662
Household Products	14,273,568	—	—	14,273,568
Industrial Conglomerates	4,702,705	—	—	4,702,705
Insurance	14,818,101	—	—	14,818,101
IT Services	10,724,103	—	—	10,724,103
Machinery	27,415,033	—	—	27,415,033
Media	25,585,695	—	—	25,585,695
Metals & Mining	21,811,006	—	—	21,811,006
Multi-Utilities	2,979,021	—	—	2,979,021
Multiline Retail	13,876,545	—	—	13,876,545
Office Electronics	7,420,613	—	—	7,420,613
Oil, Gas & Consumable Fuels	53,513,311	—	—	53,513,311
Personal Products	2,248,905	—	—	2,248,905
Pharmaceuticals	30,635,365	—	—	30,635,365
Road & Rail	26,627,107	—	—	26,627,107
Semiconductors & Semiconductor Equipment	15,775,397	—	—	15,775,397
Software	7,994,467	—	—	7,994,467
Specialty Retail	8,590,859	—	—	8,590,859
Textiles, Apparel & Luxury Goods	4,552,988	—	—	4,552,988
Total Common Stocks	573,870,916	2,782,717	—	576,653,633
Short-Term Investments
Mutual Funds	166,509,097	—	—	166,509,097
Repurchase Agreement	—	8,623,000	—	8,623,000
Total Short-Term Investments	166,509,097	8,623,000	—	175,132,097
TOTAL INVESTMENTS	$740,380,013	$11,405,717	$—	$751,785,730

See accompanying notes to financial statements

8

Met Investors Series Trust

Pioneer Fund Portfolio

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Realized Loss	Net Purchases	Balance as of June 30, 2009
Common Stocks
Communications Equipment	$—	$(832)	$832	$—
Total	$—	$(832)	$832	$—

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Pioneer Fund Portfolio
Assets
Investments, at value (a)(b)	$743,162,730
Repurchase Agreement	8,623,000
Cash	989
Receivable for Trust shares sold	261,149
Dividends receivable	996,284
Interest receivable	2

Total assets	753,044,154

Liabilities
Payables for:
Investments purchased	3,704,832
Trust shares redeemed	243,460
Distribution and services fees—Class B	4,497
Collateral for securities on loan	166,509,097
Management fee	316,435
Administration fee	3,515
Custodian and accounting fees	336
Deferred trustee fee	5,020
Accrued expenses	31,662

Total liabilities	170,818,854

Net Assets	$582,225,300

Net Assets Represented by
Paid in surplus	$570,871,860
Accumulated net realized loss	(62,141,546)
Unrealized appreciation on investments and foreign currency	71,453,290
Undistributed net investment income	2,041,696

Total	$582,225,300

Net Assets
Class A	$565,244,938

Class B	16,980,362

Capital Shares Outstanding
Class A	56,164,934

Class B	1,696,328

Net Asset Value and Offering Price Per Share
Class A	$10.06

Class B	10.01

(a) Investments at cost, excluding repurchase agreement	$728,927,688
(b) Includes cash collateral for securities loaned of	166,509,097

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Pioneer Fund Portfolio
Investment Income
Dividends (1)	$3,076,340
Interest (2)	9,112

Total investment income	3,085,452

Expenses
Management fee	704,102
Administration fees	9,602
Custodian and accounting fees	9,858
Distribution and services fees—Class B	6,915
Audit and tax services	21,305
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	2,933
Other	19,496

Total expenses	800,644
Less management fee waiver	(19,959)
Less expenses reimbursed by the Manager	(17,596)
Less broker commission recapture	(169)

Net expenses	762,920

Net investment income	2,322,532

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(51,030,484)
Futures contracts	11,127
Foreign currency	(1,649)

Net realized loss on investments, futures contracts and foreign currency	(51,021,006)

Net change in unrealized appreciation (depreciation) on:
Investments	74,201,781
Foreign currency	(1,144)

Net change in unrealized depreciation on investments and foreign currency	74,200,637

Net realized and unrealized loss on investments, futures contracts and foreign currency	23,179,631

Net Decrease in Net Assets from Operations	$25,502,163

(1) Dividend income is net of foreign withholding taxes of:	$62,151
(2) Interest income includes securities lending net income of:	8,733

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Pioneer Fund Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,322,532	$672,053
Net realized loss on investments, futures contracts and foreign currency	(51,021,006)	(1,297,823)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	74,200,637	(15,524,138)

Net increase (decrease) in net assets resulting from operations	25,502,163	(16,149,908)

Distributions to Shareholders
From net investment income
Class A	(956,248)	(433,431)
Class B	—	—
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(956,248)	(433,431)

Capital Share Transactions
Proceeds from shares sold
Class A	302,535,811	20,035,026
Class B	561,018	—
Net asset value of shares issued through acquisition
Class A	207,564,877	—
Class B	52,705,210	—
Net asset value of shares issued through dividend reinvestment
Class A	956,248	433,431
Class B	—	—
Cost of shares repurchased
Class A	(9,578,856)	(10,061,232)
Class B	(36,974,500)	—

Net increase in net assets from capital share transactions	517,769,808	10,407,225

Net Increase (Decrease) in Net Assets	542,315,723	(6,176,114)
Net assets at beginning of period	39,909,577	46,085,691

Net assets at end of period	$582,225,300	$39,909,577

Net assets at end of period includes undistributed net investment income	$2,041,696	$675,412

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Pioneer Fund Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004++
Net Asset Value, Beginning of Period	$10.13	$15.23	$14.63	$12.75	$12.03	$10.92

Income (Loss) from Investment Operations
Net Investment Income(a)	0.11	0.21	0.15	0.13	0.13	0.11
Net Realized/Unrealized Gain (Loss) on Investments	0.02	(5.17)	0.58	1.89	0.59	1.11	(a)

Total from Investment Operations	0.13	(4.96)	0.73	2.02	0.72	1.22

Less Distributions
Dividends from Net Investment Income	(0.20)	(0.14)	(0.13)	(0.14)	—	(0.11)
Distributions from Net Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(0.20)	(0.14)	(0.13)	(0.14)	—	(0.11)

Net Asset Value, End of Period	$10.06	$10.13	$15.23	$14.63	$12.75	$12.03

Total Return	1.49%	(32.84)%	5.01%	15.92%	5.99%	11.13%
Ratio of Expenses to Average Net Assets After Reimbursement	0.72%*	0.96%	0.97%	1.09%	1.01%	0.99	%(b)
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.76%*	1.04%	0.99%	1.22%	1.01%	1.12%
Ratio of Net Investment Income to Average Net Assets	2.22%*	1.61%	0.95%	0.98%	1.03%	0.98%
Portfolio Turnover Rate	74.5%	14.3%	18.2%	28.5%	16.0%	19.0%
Net Assets, End of Period (in millions)	$565.2	$39.9	$46.1	$43.7	$46.0	$33.0

	Class B
	For the Period Ended June 30, 2009(c) (Unaudited)

Net Asset Value, Beginning of Period	$9.29

Income (Loss) from Investment Operations
Net Investment Income(a)	0.04
Net Realized/Unrealized Gain (Loss) on Investments	0.68

Total from Investment Operations	0.72

Less Distributions
Dividends from Net Investment Income	—
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$10.01

Total Return	7.75%
Ratio of Expenses to Average Net Assets After Reimbursement	0.89	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.91	%*
Ratio of Net Investment Income to Average Net Assets	1.93	%*
Portfolio Turnover Rate	74.5%
Net Assets, End of Period (in millions)	$17.0

*	Annualized
++	Audited by other auditors Independent Registered Public Accounting Firm.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	The investment manager waived a portion of its management fee for the period.
(c)	Commencement of operations - 04/28/2009

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Pioneer Fund Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011	Expiring 12/31/2016	Total

$8,376,227	$1,284,282	$1,182,765	$10,843,274

On May 1, 2006, the Pioneer Fund Portfolio, a series of The Travelers Series Trust, was reorganized into the Pioneer Fund Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses of $13,217,771, which are subject to an annual limitation of $1,630,787.

The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $11,127 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pioneer Investment Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$704,102	0.70%	First $200 Million

	0.65%	$200 Million to $500 Million

	0.60%	$500 Million to $2 Billion

	0.55%	Over $2 Billion

Prior to May 1, 2009, the management fee for the Portfolio was 75 basis points for the first $250 Million, 70 basis points for the next $250 Million, 67.5 basis points for the next $500 Million, 65 basis points for the next $1 Billion and 60 basis points for assets over $2 Billion. The management fee earned for the period January 1, 2009 through April 30, 2009 was $97,632.

Effective May 1, 2009, the Adviser has agreed to reduce the advisory fee it charges to the Manager for managing the Portfolio. This fee change will reduce the advisory fee charged on the Portfolio’s average daily net assets less than or equal to $2 billion. In connection with this change in the advisory fee, the Manager has voluntarily agreed, under certain circumstances, to waive a portion of the management fee chargeable to the Portfolio.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2006	2007	2008	2009
		Subject to repayment until December 31,
Class A	Class B	2011	2012	2013	2014

1.00%	1.25%	$56,750	$9,250	$34,901	$17,596

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The amount waived and expenses reimbursed for the period ended June 30, 2009 are shown as a management fee waiver and expenses reimbursed in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Shares Issued in Connection with Acquisition	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	3,941,206	31,587,556	21,509,366	102,933	(976,127)	52,223,728	56,164,934
12/31/2008	3,025,438	1,673,928	—	29,626	(787,786)	915,768	3,941,206

Class B

4/28/2009 - 6/30/2009	—	55,974	5,490,140	—	(3,849,786)	1,696,328	1,696,328

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$341,525,463	$—	$163,307,845

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$737,550,688	$28,838,151	$(14,603,109)	$14,235,042

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$433,431	$406,776	$—	$—	$433,431	$406,776

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$675,412	$—	$(3,024,613)	$(10,843,274)	$(13,192,475)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

9. Acquisitions

As of close of business on May 1, 2009, Pioneer Fund Portfolio (“Pioneer”) acquired all the net assets of Capital Guardian U.S. Equity Fund (“Capital Guardian”), a series of Metropolitan Series Fund, Inc., pursuant to a plan of reorganization approved by the Capital Guardian shareholders on April 30, 2009. The acquisition was accomplished by a tax-free exchange of 29,960,087 Class A of Pioneer (valued at $207,564,877) in exchange for 33,157,940 Class A shares of Capital Guardian outstanding on May 1, 2009, and 108 Class B shares of Pioneer (valued at $1,033) in exchange for 8,440,147 Class B shares of Capital Guardian outstanding on May 1, 2009. Capital Guardian Class A net assets

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Acquisitions - continued

at that date ($207,564,877), including $39,174,538 of unrealized depreciation, were combined with those of Pioneer Class A, and Capital Guardian Class B net assets at that date ($52,705,210), including $18,044,835 of unrealized depreciation, were combined with those of Pioneer Class B. The aggregate Class A and Class B net assets of Pioneer immediately before the acquisition were $288,986,630 and $1,033, respectively. The aggregate Class A and Class B net assets of Capital Guardian immediately before the acquisition were $207,564,877 and $52,705,210, respectively. The aggregate Class A and Class B net assets of Pioneer immediately after the acquisition were $496,551,507 and $52,706,243, respectively.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

Pioneer Strategic Income Portfolio	For the period ended 6/30/09
Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 16.43%, and 16.21% for Class A and E Shares, respectively, versus 3.35% for its benchmark, the Barclays Capital U.S. Universal Index.

Market Environment/Conditions

The second quarter of 2009 dominated first half results, as risk-seeking took hold and corporate credit markets posted record returns, effectively reversing most of the losses of the fourth quarter of 2008. Confidence in the economic recovery increased, driven by improving personal income, retail sales and durable goods orders, declining job losses, as evidenced in non-farm payroll data, improving commodity prices (oil rose 50% from $45 to $70), and the bottoming in the housing market, as indicated in housing starts. That confidence carried over into the financial markets, which witnessed renewed appetite for risk. The most important market developments in the first half were the decision by the Federal Reserve to increase support for securitized markets, particularly the mortgage markets, through the increased commitment to purchase agency Mortgage-Backed Securities (“MBS”) and treasuries, as well as the benign resolution in May of the bank stress tests announced in late February. Financials led large rallies in both debt and equity markets in April and May, in response to stronger than expected earnings reports and the successful outcome of the stress tests.

Treasuries sold off dramatically over the period because risky assets rallied; secondarily concerns increased about money supply growth and treasury issuance to fund the record U.S. deficit. The 10 year and 30 year treasury lost (-8.7%) and (-23.3%), respectively, as yields rose approximately 125 basis points (“bps”) and 160 bps to 3.52% and 4.31% at the end of June. The rally in financials was reflected in the decline of 3 month London Interbank Offered Rate (“LIBOR”) from 1.42% to 0.59%. Corporate credit led all other markets, with investment grade corporates up by 8.3% (13.1% on an excess return basis) and high yield up 29.4%, as investors flocked to once in a lifetime valuations. Within investment grade, utilities and industrials led returns, at 13.0% (19.2% in excess returns) and 9.5% (14.9% in excess returns), respectively. After selling off to all-time wides in March, financials caught the rally as earnings and positive stress test results buoyed the sector; financials ended the half with 5.7% returns (9.4% in excess returns). Low quality led returns, with BBBs returning 14.1%, vs. single As at 5.8% and AAs at 1.7%. Investment grade spreads were almost halved during the period, declining from 604 bps to 331 bps. While high yield returns had been strong in the first quarter, up over 6%, they soared in the second quarter, increasing 23.2%. CCCs took the lead in the market, posting 41% returns for the second quarter and the half, vs. BBs at 25% and Bs at 27% for the half. Overall, high yield spreads tightened from 1812 bps to 1055 bps. Bank loans and convertibles, which had sold off more than high yield in the fourth quarter, rallied back more strongly than high yield in 2009; bank loans returned 34.6% and high yield convertibles rose 40.7%.

Away from the corporate sector, most of the structured security market gained as well, on support from the Federal Reserve Bank and U.S. Treasury’s increased agency mortgage and new treasury purchase programs, as well as the new Term Asset-Backed Securities Loan

Facility (“TALF”) and Public-Private Investment Program (“PPIP”) programs. Agency mortgages rallied on the announcement that the Federal Reserve would increase its agency MBS purchases to $1.25 trillion, and, in an unprecedented move, that it would purchase up to $300 million of treasuries to help lower mortgage rates. Agency MBS rose 2.91% for the half (2.97% in excess returns), as spread declined to low levels of 36 bps. Credit cards, auto loans, and Collateralized Mortgage-Backed Securities (“CMBS”) rallied dramatically, upon their inclusion in the TALF and PPIP programs, with CMBS up 10%, and cards and autos up approximately 20%. One of the few markets other than treasuries that lost value over the period were non-agency mortgages and residential Asset-Backed Securities (“ABS”). Plagued by the continued decline in home prices, as well as uncertainty surrounding government homeowner refinancing/restructuring, the floating rate residential ABS market lost -17% year to date.

The dollar fell sharply against most currencies, as oil and other commodities’ prices rose. The dollar fell 18% vs. the Brazilian Real, 15% vs. the Australian dollar, 14% vs. the British pound, and 0.70% vs. the Euro. The dollar appreciated 5.7% vs. the Yen.

Portfolio Review/Current Positioning

Outperformance was primarily attributable to asset allocation, particularly to the approximate 33% overweight to high yield corporates, which contributed approximately 820 bps (including 83 bps from bank loans). The overweight to all corporates, and security selection primarily within financials and industrials, further lifted performance by approximately 55 bps. The 17% underweight to agency MBS contributed approximately 160 bps and the underweight to treasury and government-related issues added another 125 bps. The slightly short duration and yield curve positioning helped performance by approximately 45 bps. Within the non-agency structured securities allocations, the MBS and ABS portfolios contributed on balance approximately 10 bps; the underweight to CMBS cost -12 bps, but was offset by security selection which contributed 15 bps. The small non-USD currency allocation contributed approximately 26 bps to performance. Securities contributing to performance included Goldman Sachs, Vedanta Resources, Glencore, Univision, and Inverness Medical. Securities detracting from performance included a Goldman Sachs RMBS issue, DCP Midstream, Arantes, Kingsway and a Countrywide residential ABS issue.

We are positioning our portfolios with relatively neutral duration and a yield curve steepener. We continue to find value in the corporate markets, including lower quality investment grade, high yield, and bank loans, all of which are still trading wide to long-term historic averages. We will continue to use agency MBS as a funding source to invest opportunistically in credit.

Kenneth J. Taubes,

Portfolio Manager

Pioneer Investment Management, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and

1

Pioneer Strategic Income Portfolio	For the period ended 6/30/09
Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary (continued)

information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
U.S. Treasury Note (3.125%, due 05/15/19)	2.35%
U.S. Treasury Note (3.250%, due 05/31/16)	1.95%
Federal National Mortgage Assoc. (6.000%, due 07/01/38)	1.51%
France Government Bond OAT (3.750%, due 04/25/17)	1.27%
U.S. Treasury Bond (4.500%, due 05/15/38)	1.09%
U.S. Treasury STRIPS (4.510%, due 11/15/12)	1.06%
Federal Home Loan Mortgage Corp. (4.500%, due 04/01/22)	0.92%
U.S. Treasury Inflation Index Note (2.500% due 07/15/16)	0.87%
Federal National Mortgage Assoc. (5.000% due 07/01/23)	0.86%
Japanese Government CPI Linked Bond (1.100% due 12/10/16)	0.73%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Pioneer Strategic Income Portfolio	For the period ended 6/30/09
Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary (continued)

Pioneer Strategic Income Portfolio managed by

Pioneer Investment Management, Inc. vs. Barclays Capital U.S. Universal Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception[3]
—	Pioneer Strategic Income Portfolio—Class A	16.43%	2.14%	5.21%	6.13%	6.07%	—
	Class E	16.21%	1.92%	—	—	—	1.63%
- -	Barclays Capital U.S. Universal Index[1]	3.35%	4.93%	5.92%	4.95%	6.01%	—

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate index, the Investment Grade 144A index, the Eurodollar Index, the U.S. Emerging markets index and the non-ERISA portion of the Commercial Mortgage Backed Securities Index.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A shares is 6/16/94. Inception of the Class E shares is 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Pioneer Strategic Income Portfolio

Class A
Actual	0.69%	$1,000.00	$1,164.30	$3.70
Hypothetical	0.69%	1,000.00	1,021.37	3.46

Class E
Actual	0.82%	$1,000.00	$1,162.10	$4.40
Hypothetical	0.82%	1,000.00	1,020.73	4.11

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.9%
California State University Revenue, Systemwide - Series A 5.000%, due 11/01/39	$1,502,000	$1,389,605
Charlotte Special Facilities Revenue, Refunding Charlotte/Douglas International Airport 5.600%, due 07/01/27	1,000,000	600,240
Connecticut State Health & Educational, Facility Authority Revenue, Yale University - Series Z-1 5.000%, due 07/01/42	1,451,000	1,474,927
New Jersey Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc., Project 6.250%, due 09/15/29	463,000	357,668
7.000%, due 11/15/30(a)	117,000	97,407
Wisconsin State General Reserve 5.750%, due 05/01/33	134,000	137,938

Total Municipals (Cost $3,967,866)		4,057,785

Asset-Backed Securities - 7.2%
ACE Securities Corp. 0.914%, due 12/25/34(a)	578,893	300,222
Aegis Asset Backed Securities Trust 2.789%, due 01/25/34(a)	150,000	75,215
Alfa Diversified Payment Rights Finance Co. 2.529%, due 12/15/11 (144A)(a)(b)	735,000	628,425
American Tower Trust 5.957%, due 04/15/37 (144A)(b)	517,000	441,510
Ameriquest Mortgage Securities, Inc. 5.864%, due 10/25/33(a)	25,000	5,671
Asset Backed Securities Corp. Home Equity 0.754%, due 04/25/35(a)	177,000	147,376
Carrington Mortgage Loan Trust 0.714%, due 09/25/35(a)	323,208	251,079
0.414%, due 10/25/36(a)	770,000	482,722
Chase Commercial Mortgage Securities Corp. - Series 2000-1 8.195%, due 04/15/32(a)(c)	393,000	378,403
Chase Mortgage Finance Corp. 5.500%, due 05/25/37	1,470,174	1,173,072
Citigroup Mortgage Loan Trust, Inc. 0.464%, due 08/25/36(a)	575,802	370,142

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Conseco Finance Securitizations Corp. 6.910%, due 05/01/33	$3,710	$2,912
7.360%, due 09/01/33	2,677	2,220
6.681%, due 12/01/33	128,181	109,539
Continental Airlines, Inc. 8.499%, due 05/01/11	114,856	86,142
Countrywide Alternative Loan Trust 0.664%, due 09/25/35(a)	396,795	180,972
0.644%, due 10/25/35(a)	600,589	259,097
Countrywide Asset-Backed Certificates 0.734%, due 08/25/35(a)	1,198,121	1,115,418
0.824%, due 11/25/35(a)	1,065,000	852,828
0.494%, due 07/25/36(a)	635,502	425,180
Countrywide Home Loan Mortgage Pass Through Trust 5.046%, due 09/25/33(a)	24,381	21,987
Credit Suisse First Boston Mortgage Securities Corp.
6.122%, due 04/15/37 (144A)(d)	70,000	38,539
1.464%, due 09/25/34(a)	223,034	29,274
Crown Castle Towers LLC - Series 2005-1A 4.878%, due 06/15/35 (144A)(b)	235,000	227,950
CW Capital Cobalt, Ltd. - Series 2006-C1 5.174%, due 08/15/48	375,000	347,291
Dominos Pizza Master Issuer LLC 7.629%, due 04/25/37 (144A)(b)	1,602,000	886,697
Downey Savings & Loan Association Mortgage Loan Trust 0.683%, due 10/19/45(a)	579,791	193,259
FBR Securitization Trust 0.604%, due 09/25/35(a)	858,932	743,065
0.664%, due 10/25/35(a)	257,000	136,925
First Franklin Mortgage Loan Asset Backed Certificates - Series 2005-FF5
0.854%, due 09/25/34(a)	70,193	54,561
0.764%, due 03/25/35(a)	333,000	218,161
First Franklin Mortgage Loan Asset Backed Certificates - Series 2006-FF4 0.504%, due 03/25/36(a)	27,528	17,698
Fremont Home Loan Trust 0.424%, due 02/25/36(a)	213,643	197,808

See accompanying notes to financial statements

5

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Gazprom International S.A. 7.201%, due 02/01/20 (144A)(b)	$1,077,014	$1,031,241
Global Signal Trust 6.376%, due 12/15/14 (144A)(b)	445,000	431,893
Global Tower Partners Acquisition Partners LLC - Series 2007-1A 7.874%, due 05/15/37 (144A)(b)	240,000	209,813
Green Tree Financial Corp. 7.860%, due 03/01/30	151,053	101,623
Greenpoint Manufactured Housing 8.450%, due 06/20/31	188,508	123,450
GSAMP Trust
0.744%, due 03/25/35(a)	376,910	350,304
0.574%, due 11/25/35(a)	244,053	224,114
0.734%, due 11/25/35(a)	1,650,000	808,883
0.384%, due 01/25/37(a)	182,270	170,686
0.444%, due 01/25/37(a)	330,000	225,215
Home Equity Asset Trust 0.594%, due 12/25/35(a)	400,649	285,855
Impac CMB Trust
0.954%, due 09/25/34(a)	172,959	106,444
0.714%, due 10/25/35(a)	438,612	312,230
Impac Secured Assets Corp. 0.664%, due 05/25/36(a)	649,098	442,036
Indymac Index Mortgage Loan Trust 0.914%, due 04/25/34(a)	53,054	35,200
JPMorgan Alternative Loan Trust 6.000%, due 03/25/36	982,227	713,497
JPMorgan Mortgage Trust 6.000%, due 09/25/34	1,404,150	1,258,290
Lehman XS Trust 0.664%, due 12/25/35(a)(f)	948,342	238,568
LNR CDO, Ltd. 3.065%, due 07/24/37 (144A)(a)(b)	215,000	43,000
Luminent Mortgage Trust 0.574%, due 07/25/36(a)	908,998	126,967
Madison Avenue Manufactured Housing Contract Trust 3.564%, due 03/25/32(a)	250,000	119,163
MASTER Alternative Loans Trust 6.000%, due 07/25/34	1,726,294	1,461,309
MASTER Asset Backed Securities Trust 5.564%, due 12/25/32(a)	13,521	2,516
MASTER Asset Securitization Trust 5.500%, due 11/25/33	478,863	433,094

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Merrill Lynch Mortgage Investors Trust 0.474%, due 03/25/37(a)	$605,000	$191,831
Morgan Stanley Capital, Inc.
0.724%, due 03/25/35(a)	23,691	23,112
0.414%, due 08/25/36(a)	318,538	289,965
0.374%, due 12/25/36(a)	578,616	515,881
Option One Mortgage Loan Trust 0.404%, due 05/25/37(a)	159,462	144,540
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A)(b)	566,957	569,715
Power Contract Financing III LLC 2.186%, due 02/05/10 (144A)(b)	1,200,000	1,125,000
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A)(b)	581,835	573,911
Residential Asset Mortgage Products, Inc. 0.514%, due 03/25/36(a)	407,189	268,446
Residential Asset Securities Corp.
0.754%, due 08/25/35(a)	517,000	412,134
0.564%, due 01/25/36(a)	103,975	88,238
Residential Funding Mortgage Securities I 5.500%, due 11/25/35	920,062	804,896
Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A)(d)(k)	47,105	15
SBA CMBS Trust 6.904%, due 11/15/36 (144A)(b)	494,000	434,720
Structured Asset Mortgage Investments, Inc. 0.624%, due 09/25/45(a)	332,230	150,819
Structured Asset Securities Corp. - Series 2007-BC4 0.564%, due 11/25/37(a)	536,483	452,225
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14 (144A)(b)	1,705,423	1,543,407
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A)(d)	100,000	20,000
Timberstar Trust
5.668%, due 10/15/36 (144A)(b)	540,000	467,944

See accompanying notes to financial statements

6

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
7.530%, due 10/15/36 (144A)(b)	$1,549,000	$1,099,790
WaMu Mortgage Pass Through Certificates 4.500%, due 09/25/18	99,540	96,120
0.703%, due 10/25/44(a)	204,551	115,376
0.544%, due 04/25/45(a)	1,071,687	550,946
0.794%, due 07/25/45(a)	242,335	61,439
Wells Fargo Home Equity Trust - Series 2005-3 0.664%, due 11/25/35(a)	517,139	459,746
Wells Fargo Mortgage Backed Securities Trust 5.000%, due 11/25/20- 03/25/21	2,178,388	2,032,180

Total Asset-Backed Securities (Cost $38,152,577)		32,149,146

Domestic Bonds & Debt Securities - 54.2%
Aerospace & Defense - 0.9%
Aeroflex, Inc. 11.750%, due 02/15/15	567,000	405,405
BE Aerospace, Inc. 8.500%, due 07/01/18(e)	1,585,000	1,497,825
DigitalGlobe, Inc. 10.500%, due 05/01/14 (144A)(b)	530,000	551,200
Esterline Technologies Corp. 7.750%, due 06/15/13	1,267,000	1,235,325
L-3 Communications Corp. 6.125%, due 01/15/14	400,000	374,000

		4,063,755

Airlines - 0.1%
Continental Airlines, Inc., Series 971B 7.461%, due 04/01/13	135,827	101,870
Delta Air Lines, Inc. 7.779%, due 01/02/12	602,740	554,521

		656,391

Auto Components - 0.8%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A)(b)(e)	799,000	635,205
Cooper-Standard Automotive, Inc. 7.000%, due 12/15/12	1,159,000	231,800
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16(e)	235,000	238,525
Lear Corp. 8.750%, due 12/01/16(f)	2,192,000	586,360

Security Description	Par Amount	Value

Auto Components - continued
Tenneco, Inc. 8.625%, due 11/15/14(e)	$1,272,000	$922,200
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A)(b)	1,694,000	1,177,330

		3,791,420

Automobiles - 0.1%
Fhu-Jin, Ltd., Series B 4.916%, due 08/10/11 (144A)(a)(b)	250,000	239,225

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A)(b)	1,254,000	1,373,785
Argentine Beverages Financial 7.375%, due 03/22/12 (144A)(b)	199,200	201,192
Companhia de Bebidas das Americas
8.750%, due 09/15/13	747,000	855,315
10.500%, due 12/15/11(e)	54,000	62,370
Constellation Brands, Inc. 8.375%, due 12/15/14(e)	1,434,000	1,444,755

		3,937,417

Biotechnology - 0.4%
Biogen Idec, Inc. 6.000%, due 03/01/13	1,887,000	1,932,605

Building Products - 0.0%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A)(b)	182,598	81,256

Capital Markets - 0.3%
Janus Capital Group, Inc.
6.500%, due 06/15/12(e)(g)	990,000	915,068
6.950%, due 06/15/17(g)	500,000	437,277

		1,352,345

Chemicals - 1.1%
Agrium, Inc. 6.750%, due 01/15/19	2,117,000	2,095,618
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A)(b)	382,000	166,170
Cytec Industries, Inc. 8.950%, due 07/01/17	380,000	378,944
Georgia Gulf Corp. 9.500%, due 10/15/14 (144A)(b)	1,436,000	437,980

See accompanying notes to financial statements

7

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Chemicals - continued
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A)(b)(n)	$850,000	$375,385
Kronos International, Inc. 6.500%, due 04/15/13(n)	955,000	542,258
Lyondell Chemical Worldwide Inc. 9.800%, due 02/01/20(f)	33,000	10,560
Nell AF SARL 8.375%, due 08/15/15 (144A)(b)(n)	430,000	28,636
Qtel International Finance, Ltd. 6.500%, due 06/10/14 (144A)(b)(e)	1,030,000	1,049,086

		5,084,637

Commercial & Professional Services - 1.1%
Aleris International, Inc. 9.000%, due 12/15/14(f)(h)	419,000	6,809
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A)(b)	780,000	400,320
Clean Harbors, Inc. 11.250%, due 07/15/12	63,000	63,079
GC Impsat Holdings I Plc 9.875%, due 02/15/17 (144A)(b)(e)	1,231,000	1,064,815
Intergen N.V. 9.000%, due 06/30/17 (144A)(b)	1,686,000	1,605,915
Juniper Generation LLC 6.790%, due 12/31/14 (144A)(b)	94,614	85,929
Rural/Metro Corp. 9.875%, due 03/15/15	1,675,000	1,484,468
Sheridan Group, Inc. (The) 10.250%, due 08/15/11	221,000	133,705

		4,845,040

Commercial Banks - 5.4%
American Express Bank FSB S.A. 5.500%, due 04/16/13(e)	550,000	540,207
ATF Bank 9.250%, due 04/12/12 (144A)(b)	562,000	460,840
ATF Capital B.V. 9.250%, due 02/21/14 (144A)(b)	625,000	443,750
Banco Macro S.A. 10.750%, due 06/07/12	500,000	252,500
BNP Paribas 1.267%, due 04/27/17(a)	1,550,000	1,344,017

Security Description	Par Amount	Value

Commercial Banks - continued
CoBank AB 7.875%, due 04/16/18 (144A)(b)	$385,000	$369,332
Export-Import Bank of Korea (The) 8.125%, due 01/21/14(e)	1,690,000	1,851,689
Goldman Sachs Capital II 5.793%, due 12/29/49	5,300,000	3,231,993
Industrial Bank of Korea 7.125%, due 04/23/14 (144A)(b)(e)	720,000	743,931
Kazkommerts International B.V. 8.000%, due 11/03/15 (144A)(b)	640,000	412,800
Keycorp 6.500%, due 05/14/13(e)	865,000	862,543
Korea Development Bank 5.300%, due 01/17/13(e)	510,000	504,220
Mellon Funding Corp. 5.500%, due 11/15/18	812,000	769,057
Mid-State Trust 7.540%, due 02/15/36	55,860	22,358
PNC Bank NA 6.000%, due 12/07/17	665,000	616,602
PNC Financial Services Group, Inc. 8.250%, due 05/29/49	2,749,000	2,308,390
Realkredit Danmark A/S 7.000%, due 04/01/32(n)	8,000	1,570
Residential Reinsurance 2007, Ltd. 10.918%, due 06/07/10 (144A)(a)(b)	375,000	358,225
Russian Standard Finance S.A. 7.500%, due 10/07/10 (144A)(b)	565,000	477,425
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A)(b)	1,675,000	1,013,375
Sovereign Bank 8.750%, due 05/30/18	930,000	916,047
State Street Capital Trust III 8.250%, due 03/15/42	3,070,000	2,595,194
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A)(b)	775,000	178,250
USB Capital IX 6.189%, due 04/15/49	750,000	506,438
Wachovia Bank N.A. 6.000%, due 11/15/17	1,215,000	1,226,496
Wachovia Corp. 5.750%, due 06/15/17(e)	1,139,000	1,125,459

See accompanying notes to financial statements

8

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial Banks - continued
Zions Bancorporation
6.000%, due 09/15/15	$577,000	$413,046
5.500%, due 11/16/15	373,000	268,817

		23,814,571

Communications Equipment - 0.2%
MasTec, Inc. 7.625%, due 02/01/17	1,147,000	999,324

Computers & Peripherals - 0.5%
Seagate Technology International 10.000%, due 05/01/14 (144A)(b)	564,000	595,020
SunGard Data Systems, Inc. 10.250%, due 08/15/15(e)	1,607,000	1,492,501

		2,087,521

Construction & Engineering - 0.3%
Dycom Industries, Inc. 8.125%, due 10/15/15	1,037,000	876,265
Esco Corp. 4.504%, due 12/15/13 (144A)(a)(b)	325,000	255,531

		1,131,796

Construction Materials - 0.3%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A)(b)	1,128,000	578,265
U.S. Concrete, Inc. 8.375%, due 04/01/14	920,000	607,200

		1,185,465

Consumer Finance - 0.8%
Capital One Bank USA N.A. 8.800%, due 07/15/19	1,510,000	1,545,209
Capital One Financial Corp. 7.375%, due 05/23/14	375,000	387,086
Ford Motor Credit Co. LLC 5.700%, due 01/15/10	987,000	952,721
SLM Corp. 4.000%, due 07/25/14(a)	989,000	743,876

		3,628,892

Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875%, due 03/15/13	452,000	410,755
Consol Glass, Ltd. 7.625%, due 04/15/14 (144A)(b)(n)	600,000	639,312
Graphic Packaging International, Inc. 9.500%, due 08/15/13(e)	1,157,000	1,110,720

		2,160,787

Security Description	Par Amount	Value

Distributors - 0.3%
ACE Hardware Corp. 9.125%, due 06/01/16 (144A)(b)	$400,000	$395,000
NSG Holdings LLC 7.750%, due 12/15/25 (144A)(b)	1,165,000	937,825

		1,332,825

Diversified Financial Services - 4.8%
American Honda Finance Corp. 6.700%, due 10/01/13 (144A)(b)(e)	1,995,000	2,013,841
CIT Group, Inc. 7.625%, due 11/30/12	1,306,000	894,880
Glencore Funding LLC 6.000%, due 04/15/14 (144A)(b)	2,474,000	2,045,318
Green Valley, Ltd. 5.045%, due 01/10/11 (144A)(a)(b)(n)	250,000	337,128
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14(e)	1,224,000	1,199,520
International Lease Finance Corp.
6.375%, due 03/25/13	864,000	657,850
6.625%, due 11/15/13	278,000	214,168
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49	3,268,000	2,867,768
Leucadia National Corp. 7.125%, due 03/15/17(e)	590,000	482,325
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13	1,097,000	1,068,560
Morgan Stanley 6.625%, due 04/01/18	2,054,000	2,051,001
NCO Group, Inc. 5.758%, due 11/15/13(a)	2,314,000	1,504,100
Prudential Financial, Inc.
5.150%, due 01/15/13	1,300,000	1,262,578
6.200%, due 01/15/15	215,000	210,424
TNK-BP Finance S.A.
7.500%, due 07/18/16 (144A)(b)	1,090,000	934,675
6.625%, due 03/20/17 (144A)(b)	375,000	298,125
7.875%, due 03/13/18 (144A)(b)	350,000	290,500
Tyco International Finance S.A. 8.500%, due 01/15/19	677,000	751,892
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications 9.125%, due 04/30/18 (144A)(b)	1,720,000	1,466,300

See accompanying notes to financial statements

9

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Financial Services -continued
Wells Fargo Capital XV 9.750%, due 09/26/44(e)	$617,000	$597,452

		21,148,405

Diversified Telecommunication Services - 3.1%
Anixter, Inc. 5.950%, due 03/01/15	1,372,000	1,138,760
COLO.COM, Inc. 13.875%, due 03/15/10 (144A)(d)(f)(i)	181,449	0
Digicel, Ltd. 9.250%, due 09/01/12 (144A)(b)	1,501,000	1,463,475
Embarq Corp. 7.082%, due 06/01/16	972,000	950,520
Frontier Communications Corp. 8.250%, due 05/01/14	782,000	742,900
Intelsat (Bermuda), Ltd. 11.500%, due 02/04/17 (144A)(b)(h)	1,750,000	1,373,750
Intelsat Jackson Holdings, Ltd. 11.500%, due 06/15/16 (144A)(b)	560,000	551,600
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13	301,000	290,465
Mystic Re. II Ltd. 2007 10.668%, due 06/07/11 (144A)(a)(b)	400,000	372,462
Mystic Re. II Ltd. 2009 12.668%, due 03/20/12 (144A)(a)(b)	250,000	251,237
Nordic Telephone Co. Holdings 6.884%, due 05/01/16 (144A)(a)(b)(n)	930,000	1,219,109
PAETEC Holding Corp.
9.500%, due 07/15/15(e)	1,632,000	1,423,920
8.875%, due 06/30/17 (144A)(b)	500,000	486,250
Pegasus Communications Corp. 9.750%, due 12/01/06(f)(i)	8,696	0
Qwest Corp. 8.875%, due 03/15/12	475,000	480,937
True Move Co., Ltd.
10.750%, due 12/16/13 (144A)(b)	1,525,000	1,174,250
10.375%, due 08/01/14 (144A)(b)	385,000	290,675
Windstream Corp. 8.625%, due 08/01/16	1,560,000	1,501,500

		13,711,810

Education - 0.4%
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, due 05/01/19	950,000	959,229

Security Description	Par Amount	Value

Education - continued
President & Fellows of Harvard College 3.700%, due 04/01/13	$807,000	$814,194

		1,773,423

Electric Utilities - 2.0%
CenterPoint Energy Houston Electric LLC 7.000%, due 03/01/14	557,000	601,896
Duke Energy Corp. 6.300%, due 02/01/14	500,000	540,357
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A)(b)	479,920	460,573
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A)(b)	568,675	517,494
Israel Electric Corp., Ltd.
7.250%, due 01/15/19 (144A)(b)	845,000	836,079
9.375%, due 01/28/20 (144A)(b)	410,000	460,383
New York State Electric & Gas Corp. 6.150%, due 12/15/17 (144A)(b)	950,000	925,847
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A)(b)	900,000	835,665
Public Service Co. of New Mexico 7.950%, due 05/15/18	425,000	413,249
Rede Empresas de Energia Electrica S.A. 11.125%, due 04/02/49 (144A)(d)	164,000	78,981
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A)(b)	731,897	633,793
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15(e)	1,797,000	1,127,618
West Penn Power Co. 5.950%, due 12/15/17 (144A)(b)	1,197,000	1,068,921
Western Energy, Inc. 7.125%, due 08/01/09	110,000	110,507
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A)(b)	515,000	447,803

		9,059,166

See accompanying notes to financial statements

10

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Electrical Equipment - 0.7%
Baldor Electric Co. 8.625%, due 02/15/17(e)	$1,984,000	$1,845,120
Belden, Inc. 7.000%, due 03/15/17	1,465,000	1,303,850
Legrand S.A. 8.500%, due 02/15/25	20,000	17,260

		3,166,230

Energy Equipment & Services - 1.5%
Complete Production Services, Inc. 8.000%, due 12/15/16	1,375,000	1,182,500
Oceanografia S.A. de C.V. 11.250%, due 07/15/15 (144A)(b)	1,456,000	793,520
Plains All American Pipeline 6.125%, due 01/15/17	1,467,000	1,416,634
Sevan Marine ASA
8.310%, due 10/24/12 (144A)(a)(b)(o)	1,500,000	174,711
4.430%, due 05/14/13 (144A)(a)(b)	600,000	468,000
Spectra Energy Capital LLC 6.200%, due 04/15/18	1,109,000	1,090,901
Weatherford International, Ltd. 9.625%, due 03/01/19(e)	1,209,000	1,424,602

		6,550,868

Food Products - 0.8%
Arantes International, Ltd. 10.250%, due 06/19/13 (144A)(b)(f)	685,000	27,400
Bertin, Ltd. 10.250%, due 10/05/16 (144A)(b)	200,000	166,000
Cargill, Inc. 5.200%, due 01/22/13 (144A)(b)	1,200,000	1,215,164
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A)(b)	590,000	522,150
Independencia International, Ltd. 9.875%, due 05/15/15 (144A)(b)(f)	530,000	66,250
Industrias Metalurgicas Pescarmona S.A. 11.250%, due 10/22/14 (144A)(b)	897,000	578,565
Minerva Overseas, Ltd. 9.500%, due 02/01/17 (144A)(b)	575,000	326,313

Security Description	Par Amount	Value

Food Products - continued
Phibro Animal Health Corp. 10.000%, due 08/01/13 (144A)(b)	$687,000	$607,995

		3,509,837

Gas Utilities - 0.8%
NGPL PipeCo LLC 6.514%, due 12/15/12 (144A)(b)	1,284,000	1,346,910
Questar Pipeline Co. 5.830%, due 02/01/18	1,441,000	1,498,311
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A)(b)	1,274,000	936,390

		3,781,611

Health Care Equipment & Supplies - 0.4%
Biomet, Inc. 10.375%, due 10/15/17(h)	1,734,000	1,686,315

Health Care Providers & Services - 1.0%
DASA Finance Corp. 8.750%, due 05/29/18 (144A)(b)	400,000	395,520
HCA, Inc.
7.190%, due 11/15/15	10,000	7,731
8.360%, due 04/15/24	50,000	33,260
7.690%, due 06/15/25	50,000	30,955
9.125%, due 11/15/14	495,000	491,288
9.625%, due 11/15/16(h)	1,960,000	1,945,300
8.500%, due 04/15/19 (144A)(b)	417,000	410,745
UnitedHealth Group, Inc. 4.875%, due 02/15/13	1,050,000	1,062,199

		4,376,998

Homebuilders - 0.4%
Beazer Homes USA, Inc. 8.625%, due 05/15/11	85,000	58,225
Meritage Homes Corp. 6.250%, due 03/15/15	1,593,000	1,258,470
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due 04/19/16 (144A)(b)	545,000	470,063

		1,786,758

Hotels, Restaurants & Leisure - 1.7%
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A)(b)(n)	1,682,000	1,485,643

See accompanying notes to financial statements

11

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure - continued
FireKeepers Development Authority 13.875%, due 05/01/15 (144A)(b)	$570,000	$528,675
Lottomatica SpA 8.250%, due 03/31/66 (144A)(b)(n)	1,957,000	2,194,970
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A)(b)	1,670,000	843,350
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A)(b)(n)	620,000	634,545
Scientific Games Corp. 6.250%, due 12/15/12	890,000	853,288
7.875%, due 06/15/16 (144A)(b)	435,000	415,425
Scientific Games International, Inc. 9.250%, due 06/15/19 (144A)(b)	480,000	482,400
Station Casinos, Inc. 6.625%, due 03/15/18(d)	695,000	17,375

		7,455,671

Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13(e)	30,000	13,650
Whirlpool Corp. 5.500%, due 03/01/13(e)	1,422,000	1,351,443

		1,365,093

Household Products - 0.6%
Central Garden and Pet Co. 9.125%, due 02/01/13	867,000	833,404
Yankee Acquisition Corp.
8.500%, due 02/15/15	502,000	425,445
9.750%, due 02/15/17(e)	1,684,000	1,321,940

		2,580,789

Independent Power Producers & Energy Traders - 0.2%
Ormat Funding Corp. 8.250%, due 12/30/20	1,190,647	952,518

Industrial - Diversified - 0.0%
LyondellBasell Industries AF SCA 8.375%, due 08/15/15 (144A)(b)(f)	145,000	6,163

Industrial Conglomerates - 0.2%
Tyco Electronics Group S.A. 6.550%, due 10/01/17	1,135,000	1,032,082

Insurance - 2.7%
American General Finance Corp. 6.900%, due 12/15/17	1,522,000	825,221

Security Description	Par Amount	Value

Insurance - continued
Atlas Reinsurance Plc 11.358%, due 01/10/11 (144A)(a)(b)(n)	$250,000	$331,222
Blue Fin, Ltd. 5.557%, due 04/10/12 (144A)(a)(b)	250,000	215,813
Caelus Re, Ltd. 6.918%, due 06/07/11 (144A)(a)(b)	250,000	228,317
Conseco, Inc. 9.500%, due 10/15/06 (144A)(d)(i)	40,000	0
DB Master Finance LLC 8.285%, due 06/20/31 (144A)(b)	1,751,000	1,459,770
GlobeCat, Ltd. 9.845%, due 01/02/13 (144A)(a)(b)	550,000	434,830
Hanover Insurance Group, Inc. 7.625%, due 10/15/25	2,016,000	1,697,075
HUB International Holdings, Inc. 10.250%, due 06/15/15 (144A)(b)	167,000	123,789
Kingsway America, Inc. 7.500%, due 02/01/14	1,221,000	561,660
Liberty Mutual Group 7.300%, due 06/15/14 (144A)(b)	394,000	330,328
Liberty Mutual Group, Inc.
7.000%, due 03/15/37 (144A)(b)	2,032,000	1,167,668
10.750%, due 06/15/58 (144A)(b)	818,000	589,946
Lincoln National Corp. 8.750%, due 07/01/19	730,000	737,399
MBIA Insurance Corp. 14.000%, due 01/15/33 (144A)(b)	1,272,000	483,659
Muteki, Ltd. 5.283%, due 05/24/11 (144A)(a)(b)	460,000	438,081
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17	2,214,000	1,891,788
Residential Reinsurance 2008, Ltd. 7.418%, due 06/06/11 (144A)(a)(b)	300,000	277,335
USI Holdings Corp. 4.758%, due 11/15/14 (144A)(a)(b)	467,000	305,885

See accompanying notes to financial statements

12

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Insurance - continued
Willow Re, Ltd. 8.369%, due 06/16/10 (144A)(b)(f)	$250,000	$131,250

		12,231,036

Internet & Catalog Retail - 0.7%
Expedia, Inc. 8.500%, due 07/01/16 (144A)(b)	1,165,000	1,124,225
Ticketmaster 10.750%, due 07/28/16 (144A)(b)	2,192,000	1,961,840

		3,086,065

Internet Software & Services - 0.3%
Terremark Worldwide Inc. 12.000%, due 06/15/17 (144A)(b)	1,380,000	1,331,700

Machinery - 1.2%
American Railcar Industries, Inc. 7.500%, due 03/01/14	1,679,000	1,473,322
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13	557,000	320,275
Cummins, Inc. 6.750%, due 02/15/27	393,000	308,770
Gardner Denver, Inc. 8.000%, due 05/01/13	500,000	477,500
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15	1,801,000	1,017,565
Mueller Water Products, Inc. 7.375%, due 06/01/17	1,471,000	1,092,218
Titan International, Inc. 8.000%, due 01/15/12	753,000	685,230

		5,374,880

Manufacturing - 0.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	910,000	997,491
Park - Ohio Industries, Inc. 8.375%, due 11/15/14	662,000	327,690

		1,325,181

Marine - 0.2%
CMA CGM S.A. 7.250%, due 02/01/13 (144A)(b)	395,000	174,021
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A)(b)	900,000	718,286

		892,307

Security Description	Par Amount	Value

Media - 0.9%
CanWest Media, Inc. 8.000%, due 09/15/12	$879	$264
Grupo Televisa S.A. 6.000%, due 05/15/18	1,080,000	1,023,637
Kabel Deutschland GmbH 10.625%, due 07/01/14(e)	1,167,000	1,209,304
Lamar Media Corp. 7.250%, due 01/01/13(e)	80,000	76,500
Time Warner Cable, Inc.
8.750%, due 02/14/19	198,000	231,046
8.250%, due 04/01/19	313,000	355,744
Univision Communications, Inc. 9.750%, due 03/15/15 (144A)(b)(h)	1,857,000	1,090,987

		3,987,482

Metals & Mining - 3.6%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A)(b)	1,415,000	799,475
Allegheny Technologies, Inc. 9.375%, due 06/01/19(e)	1,295,000	1,374,549
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A)(b)	770,000	662,200
Anglo American Capital Plc 9.375%, due 04/08/14 (144A)(b)	845,000	918,764
ArcelorMittal 6.125%, due 06/01/18	1,500,000	1,314,659
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A)(b)(f)	992,000	145,080
CII Carbon LLC 11.125%, due 11/15/15 (144A)(b)	1,115,000	809,769
Commercial Metals Co. 7.350%, due 08/15/18	505,000	460,433
Evraz Group S.A.
8.875%, due 04/24/13 (144A)(b)	775,000	639,375
9.500%, due 04/24/18 (144A)(b)	500,000	388,750
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A)(b)	255,000	246,075
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	270,000	272,408
4.995%, due 04/01/15(a)	1,304,000	1,222,239

See accompanying notes to financial statements

13

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Metals & Mining - continued
Noranda Aluminium Acquisition Corp. 5.413%, due 05/15/15(a)(h)	$428,404	$238,300
Novelis, Inc. 7.250%, due 02/15/15	494,000	377,910
POSCO 8.750%, due 03/26/14 (144A)(b)	1,400,000	1,549,240
Rio Tinto Finance USA, Ltd. 8.950%, due 05/01/14	1,189,000	1,321,271
Teck Resources, Ltd. 10.250%, due 05/15/16 (144A)(b)	1,330,000	1,409,800
Vedanta Resources Plc 9.500%, due 07/18/18 (144A)(b)	2,365,000	1,974,775

		16,125,072

Office Electronics - 0.1%
Xerox Corp. 7.125%, due 06/15/10	245,000	253,020

Oil, Gas & Consumable Fuels - 4.7%
Buckeye Partners L.P. 6.050%, due 01/15/18	505,000	459,621
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18	717,000	733,602
Chesapeake Energy Corp. 9.500%, due 02/15/15(e)	275,000	278,437
Copano Energy LLC 8.125%, due 03/01/16(e)	1,020,000	963,900
DCP Midstream LLC 9.750%, due 03/15/19 (144A)(b)	1,267,000	1,416,843
DDI Holdings A.S. 9.300%, due 01/19/12 - 04/26/12 (144A)(b)	1,441,711	1,034,132
Denbury Resources, Inc. 9.750%, due 03/01/16(e)	213,000	219,923
Enterprise Products Operating LLP 8.375%, due 08/01/66	1,059,000	853,552
Gaz Capital S.A. 8.146%, due 04/11/18 (144A)(b)	190,000	173,850
Harvest Operations Corp. 7.875%, due 10/15/11	604,000	510,380
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A)(b)	770,000	654,500
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18	1,559,000	1,528,609

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 8.750%, due 04/15/18	$750,000	$652,500
Massey Energy Co. 6.875%, due 12/15/13(e)	2,414,000	2,220,880
Nakilat, Inc.
6.067%, due 12/31/33 (144A)(b)	520,000	413,302
6.267%, due 12/31/33 (144A)(b)	1,370,000	1,083,060
Parallel Petroleum Corp. 10.250%, due 08/01/14	579,000	419,775
Petrohawk Energy Corp.
9.125%, due 07/15/13	589,000	589,000
10.500%, due 08/01/14 (144A)(b)	435,000	446,962
Quicksilver Resources, Inc. 7.125%, due 04/01/16(e)	1,017,000	798,345
SandRidge Energy, Inc.
4.222%, due 04/01/14(a)	700,000	550,568
8.625%, due 04/01/15(h)	1,444,000	1,310,430
8.000%, due 06/01/18 (144A)(b)	602,000	517,720
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05(f)(i)	60,000	0
Southern Union Co. 7.200%, due 11/01/66	1,287,000	881,595
Stone Energy Corp. 8.250%, due 12/15/11(e)	80,000	66,000
TransCanada PipeLines, Ltd. 7.125%, due 01/15/19	557,000	629,758
Valero Energy Corp. 9.375%, due 03/15/19(e)	1,230,000	1,403,284
XTO Energy, Inc. 6.250%, due 04/15/13	30,000	31,816

		20,842,344

Paper & Forest Products - 0.9%
Ceva Group Plc
3.100%, due 11/04/13	129,782	92,794
10.000%, due 09/01/14 (144A)(b)	775,000	530,875
8.500%, due 12/01/14 (144A)(b)(n)	930,000	547,621
Graham Packaging Co., Inc. 8.500%, due 10/15/12(e)	2,078,000	2,015,660
Louisiana-Pacific Corp. 8.875%, due 08/15/10	10,000	9,900

See accompanying notes to financial statements

14

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Paper & Forest Products - continued
Sino-Forest Corp. 9.125%, due 08/17/11 (144A)(b)	$750,000	$753,750

		3,950,600

Pharmaceuticals - 0.5%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14	345,000	208,725
Talecris Biotherapeutics Holdings Corp. 4.233%, due 12/06/13(a)	1,590,600	1,452,751
Warner Chilcott Corp. 8.750%, due 02/01/15	543,000	543,000

		2,204,476

Real Estate Investment Trusts (REITs) - 0.6%
Health Care REIT, Inc. 6.200%, due 06/01/16	535,000	464,177
Trustreet Properties, Inc. 7.500%, due 04/01/15	1,622,000	1,667,517
Ventas Realty LP/Ventas Capital Corp. 7.125%, due 06/01/15	390,000	378,300

		2,509,994

Real Estate Management & Development - 0.7%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A)(b)	161,518	78,336
Forest City Enterprises, Inc. 7.625%, due 06/01/15	1,811,000	1,149,985
WEA Finance LLC
7.500%, due 06/02/14 (144A)(b)	315,000	316,388
7.125%, due 04/15/18 (144A)(b)	1,651,000	1,534,770

		3,079,479

Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. 5.750%, due 03/15/18	744,000	762,586
Kansas City Southern de Mexico S.A. de C.V.
7.625%, due 12/01/13	605,000	523,325
7.375%, due 06/01/14	1,000,000	845,000
Kansas City Southern Railway 8.000%, due 06/01/15	1,175,000	1,098,625
Union Pacific Corp. 7.875%, due 01/15/19	368,000	421,967

		3,651,503

Semiconductors & Semiconductor Equipment - 0.0%
Kla-Tencor Corp. 6.900%, due 05/01/18	154,000	138,677

Security Description	Par Amount	Value

Software - 0.3%
First Data Corp. 9.875%, due 09/24/15(e)	$2,013,000	$1,439,295

Specialty Retail - 0.6%
Brown Shoe Co., Inc. 8.750%, due 05/01/12	649,000	593,835
Edcon Proprietary, Ltd. 4.527%, due 06/15/14 (144A)(a)(b)(n)	760,000	623,329
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16	419,000	401,193
Sally Holdings LLC/ Sally Capital, Inc.
9.250%, due 11/15/14	405,000	405,000
10.500%, due 11/15/16(e)	500,000	497,500

		2,520,857

Textiles, Apparel & Luxury Goods - 0.0%
INVISTA, Inc. 9.250%, due 05/01/12 (144A)(b)	145,000	137,388

Tobacco - 0.7%
Alliance One International, Inc.
8.500%, due 05/15/12	375,000	372,188
11.000%, due 05/15/12	642,000	674,100
10.000%, due 07/15/16 (144A)(b)	2,215,000	2,109,787

		3,156,075

Trading Companies & Distributors - 0.4%
GATX Corp. 6.000%, due 02/15/18	1,896,000	1,616,465

Transportation - 0.1%
Stena A.B. 6.125%, due 02/01/17 (144A)(b)(n)	580,000	601,738

Utilities - 0.5%
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A)(b)	1,955,267	1,678,831
PNM Resources, Inc. 9.250%, due 05/15/15	527,000	490,769

		2,169,600

Wireless Telecommunication Services - 0.5%
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (144A)(b)	815,000	810,925
Telesat Canada/Telesat LLC 12.500%, due 11/01/17 (144A)(b)	1,220,000	1,207,800

		2,018,725

Total Domestic Bonds & Debt Securities (Cost $260,634,656)		240,912,968

See accompanying notes to financial statements

15

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - 19.6%
Federal Home Loan Mortgage Corp.
7.331%, due 01/15/17(a)(c)	$98,229	$5,483
4.500%, due 04/01/20-04/01/22	5,619,522	5,756,190
0.000%, due 06/15/30(j)	21,367	18,267
6.000%, due 12/01/31(c)	195,516	35,166
5.500%, due 03/15/32(c)	172,909	15,626
7.681%, due 03/15/32(a)(c)	110,812	12,032
5.000%, due 12/01/21-04/01/39	5,372,004	5,495,105
6.000%, due 06/01/17-06/01/35	396,606	415,906
5.000%, due 08/15/35	648,350	657,762
5.500%, due 10/01/16	16,902	17,818
STRIPS 0.000%, 06/01/31(j)	22,460	19,309
Federal National Mortgage Assoc.
5.000%, due 03/25/17(c)	217,295	10,492
7.386%, due 03/25/18(a)(c)	244,478	25,920
4.500%, due 11/01/18-07/01/35	3,242,726	3,303,622
5.500%, due 03/01/18-05/01/34	829,396	865,541
5.000%, due 02/01/20-06/01/35	9,121,497	9,463,425
0.000%, due 09/17/29(j)	11,170	9,899
7.500%, due 01/01/30-01/25/42	320,512	349,060
7.000%, due 09/01/29-12/25/41	3,867	4,155
6.000%, due 01/01/32- 04/25/33(c)	233,148	39,515
6.786%, due 01/25/32(a)(c)	341,798	22,562
7.786%, due 03/25/32(a)(c)	106,535	11,885
7.686%, due 09/25/32-10/25/32(a)(c)	94,905	10,254
6.686%, due 02/25/33(a)(c)	614,230	46,306
4.000%, due 07/01/18	926,345	950,806
6.500%, due 07/01/31-10/01/37	1,480,578	1,579,206
6.000%, due 12/01/31-07/01/38	7,057,733	7,386,276
STRIPS 5.500%, 01/01/33(c)	320,558	50,113
Government National Mortgage Assoc.
5.000%, due 10/15/18-04/15/35	357,744	370,091
5.500%, due 08/15/19-11/15/35	4,748,964	4,940,767
6.000%, due 05/15/17-08/15/34	504,023	528,903
6.500%, due 03/15/29-11/15/32	38,516	41,483
4.500%, due 09/15/33-10/15/35	4,911,506	4,933,471
7.000%, due 05/15/23-03/15/31	6,491	7,062
U.S. Treasury Bond
6.250%, due 08/15/23(e)	87,000	106,004
8.750%, due 05/15/17(e)	144,000	197,235
5.000%, due 05/15/37(e)	289,000	321,693
4.500%, due 05/15/38(e)	4,704,000	4,857,619
U.S. Treasury Inflation Index Bond 2.375%, due 01/15/17(e)	3,172	3,314
U.S. Treasury Inflation Index Note 2.500%, due 07/15/16(e)	3,695,335	3,883,568
U.S. Treasury Note
4.250%, due 08/15/13	1,100,000	1,189,634

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
3.250%, due 05/31/16(e)	$8,650,000	$8,690,551
3.875%, due 05/15/18	100,000	103,070
2.750%, due 02/15/19(e)	2,750,000	2,576,401
3.125%, due 05/15/19(e)	10,820,000	10,468,382
4.375%, due 02/15/38(e)	1,727,000	1,744,541
U.S. Treasury STRIPS
0.000%, due 05/15/13(k)	1,000,000	917,957
4.510%, due 11/15/12(k)	5,000,000	4,702,165

Total U.S. Government & Agency Obligations (Cost $85,059,170)		87,161,613

Foreign Bonds & Debt Securities - 5.4%
Australia - 0.0%
Queensland Treasury Corp. 6.000%, due 08/14/13	138,000	112,990

Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social 8.000%, due 04/28/10(n)	910,000,000	680,982

Canada - 1.0%
Canadian Government Bond 4.250%, due 06/01/18(p)	1,485,000	1,380,145
Government of Canada 5.500%, due 06/01/10(p)	330,000	296,759
Province of Ontario 5.500%, due 04/23/13(q)	3,356,000	2,632,709

		4,309,613

Colombia - 0.1%
Republic of Colombia 9.750%, due 04/09/11	568,366	610,993

France - 1.3%
France Government Bond OAT 3.750%, due 04/25/17(n)	3,937,000	5,647,580

Japan - 0.7%
Japanese Government CPI Linked Bond 1.100%, due 12/10/16(r)	354,560,500	3,247,451

Mexico - 0.0%
United Mexican States 7.500%, due 01/14/12	84,000	93,156

Netherlands - 0.0%
Kingdom of the Netherlands 5.000%, due 07/15/12(n)	130,000	197,811

Norway - 0.7%
Government of Norway
6.000%, due 05/16/11(o)	10,343,000	1,724,926
5.000%, due 05/15/15(o)	7,150,000	1,191,350

		2,916,276

See accompanying notes to financial statements

16

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Peru - 0.1%
Republic of Peru 7.125%, due 03/30/19	$433,000	$465,475

Russia - 0.3%
Russian Federation
8.250%, due 03/31/10 (144A)(b)	13,336	13,756
7.500%, due 03/31/30 (144A)(b)	1,149,600	1,136,667

		1,150,423

Sweden - 1.0%
Kingdom of Sweden
5.250%, due 03/15/11(s)	16,545,000	2,287,472
5.500%, due 10/08/12(s)	14,715,000	2,107,276

		4,394,748

Total Foreign Bonds & Debt Securities (Cost $22,223,936)		23,827,498

Convertible Bonds - 5.0%
Capital Markets - 0.2%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38 (144A)(b)	1,029,000	884,940

Commercial Banks - 0.1%
National City Corp. 4.000%, due 02/01/11	549,000	542,138

Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25	808,000	799,920

Electrical Equipment - 0.4%
General Cable Corp. 1.000%, due 10/15/12	2,097,000	1,656,630

Electronic Equipment, Instruments & Components - 0.5%
Anixter International, Inc. 1.000%, due 02/15/13	1,410,000	1,168,537
L-1 Identity Solutions, Inc. 3.750%, due 05/15/27	1,619,000	1,287,105

		2,455,642

Energy Equipment & Services - 0.6%
Transocean, Ltd.
1.625%, due 12/15/37	607,000	576,650
Series B 1.500%, due 12/15/37	2,276,000	2,096,765

		2,673,415

Health Care Equipment & Supplies - 0.2%
Hologic, Inc. 2.000%/0.000% , due 12/15/37(l)	1,000,000	715,000

Security Description	Par Amount	Value

Health Care Providers & Services - 0.4%
LifePoint Hospitals, Inc. 3.500%, due 05/15/14	$302,000	$243,865
Omnicare, Inc. 3.250%, due 12/15/35	1,906,000	1,329,435

		1,573,300

Hotels, Restaurants & Leisure - 0.2%
Scientific Games Corp. 10.500%, due 12/01/24(g)	1,027,000	1,000,041

Internet Software & Services - 0.0%
Cybernet Internet Services International, Inc. 13.000%, due 08/15/09 (144A)(d)(f)(i)	440,000	0

Machinery - 0.0%
Greenbrier Co., Inc. (The) 2.375%, due 05/15/26	132,000	72,105

Marine - 0.3%
Horizon Lines, Inc. 4.250%, due 08/15/12	1,949,000	1,376,481

Oil, Gas & Consumable Fuels - 0.6%
Chesapeake Energy Corp. 2.500%, due 05/15/37	990,000	705,375
Massey Energy Co. 3.250%, due 08/01/15	3,264,000	2,170,560

		2,875,935

Paper & Forest Products - 0.1%
Sino-Forest Corp. 5.000%, due 08/01/13 (144A)(b)	500,000	415,000

Pharmaceuticals - 0.2%
Mylan, Inc. 1.250%, due 03/15/12(e)	914,000	796,323

Telecommunication Services-Diversified - 0.2%
GCI, Inc. 7.250%, due 02/15/14	1,090,000	1,000,075

Trading Companies & Distributors - 0.3%
WESCO International, Inc. 1.750%, due 11/15/26	1,389,000	1,158,079

Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. 3.125%, due 06/15/12	3,083,000	2,385,471

Total Convertible Bonds (Cost $20,535,423)		22,380,495

Loan Participation - 4.1%
Accuride Corp. 8.000%, due 01/31/12(a)	750,000	600,938
Aeroflex 3.875%, due 08/15/14(a)	868,129	698,844

See accompanying notes to financial statements

17

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Loan Participation - continued
Algoma Steel, Inc. 2.810%, due 06/20/14(a)	$953,977	$775,106
Alliant Holdings I Inc. 3.600%, due 08/21/14(a)	245,625	218,606
AmWINS Group, Inc. 3.160%, due 06/11/13(a)	637,739	403,370
Calpine Corp. 3.475%, due 03/31/14(a)	1,254,850	1,115,122
Centennial Cellular Operating 2.598%, due 02/09/11(a)	321,140	319,987
Ceva Group Plc 3.310%, due 11/04/13(a)	388,358	277,676
Charter Communications 9.250%, due 03/06/14(a)	276,500	272,629
Flextronics International, Ltd.
6.500%, due 05/15/13	385,000	372,488
2.759%, due 10/01/14(a)	296,066	247,955
3.457%, due 10/01/14(a)	1,030,309	862,884
Freescale Semiconductor, Inc. 12.500%, due 12/15/14	335,454	292,684
Fresenius Medical Care AG & Co. 6.750%, due 08/22/14(a)	129,004	129,907
Fresenius Se 6.750%, due 08/20/14(a)	69,496	69,982
Goodyear Tire & Rubber Co. 2.070%, due 04/30/14	750,000	637,969
H3C Holdings, Ltd. 4.794%, due 09/28/12(a)	683,300	570,556
Hudson Products Holdings 8.000%, due 08/24/15	769,187	699,961
Ineos U.S. Finance
7.501%, due 12/16/13(a)	117,685	87,146
8.001%, due 12/14/14(a)	117,672	87,254
Intelsat Jackson Holdings, Ltd. 3.304%, due 02/01/14(a)	450,000	377,438
Jarden Corp. 3.098%, due 01/24/12(a)	405,834	393,095
Kansas City Railway 2.850%, due 04/28/13(a)	161,019	146,527
Knology, Inc. 2.570%, due 04/30/12(a)	811,157	746,264
L 1 Identity Solutions, Inc. 6.750%, due 07/29/13(a)	367,675	366,296
Life Techonolgies Corp. 5.250%, due 06/11/16(a)	436,700	439,425
New World Gaming Partners
3.708%, due 06/28/14(a)	240,762	151,198
3.095%, due 07/16/14(a)	1,188,724	746,518
Niagra 5.680%, due 06/29/14(a)	439,495	241,722

Security Description	Shares/Par Amount	Value

Loan Participation - continued
NRG Energy, Inc.
0.498%, due 02/01/13(a)	$105,747	$99,798
1.945%, due 02/01/13(a)	197,139	186,050
Scitor Corp. 4.560%, due 09/28/14(a)	298,876	261,517
Stratos Global Corp. 3.098%, due 02/13/12(a)	1,174,242	1,136,080
Sun Healthcare Bank
1.299%, due 04/12/14(a)	120,690	108,017
3.793%, due 04/12/14(a)	576,182	515,683
SunGuard Data Systems, Inc. 6.750%, due 02/28/14(a)	297,750	297,537
Synagro Technologies, Inc. 2.350%, due 04/02/14(a)	246,231	199,447
Telesat Canada 3.310%, due 10/23/14(a)	1,646,660	1,538,260
URS Corp. 2.998%, due 05/01/13(a)	278,766	277,372
USI Holdings Corp. 3.350%, due 04/30/14(a)	343,000	257,823
Wrigley Jr. Co. 6.500%, due 07/25/14(a)	780,000	784,388

Total Loan Participation (Cost $20,369,872)		18,011,519

Common Stocks - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc.*(e)	2,000	11,580
UAL Corp. (144A)*(d)(e)	542	1,729

		13,309

Building Products - 0.0%
Ainsworth Lumber Co., Ltd.*(b)	54,081	53,495
Owens Corning, Inc.*(e)	2,967	37,918

		91,413

Chemicals - 0.0%
Sterling Chemicals, Inc.*	35	210

Commercial & Professional Services - 0.0%
Comdisco Holding Co., Inc.*	83	589
Loewen Group, Inc. (144A)(d)(i)	20,000	2

		591

Diversified Financial Services - 0.0%
Leucadia National Corp.*	26	548
Outsourcing Solutions, Inc. (144A)(d)(i)	270	1,147

		1,695

Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc.*(e)	35	99

See accompanying notes to financial statements

18

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Diversified Telecommunication Services - continued
Ionex Communications, Inc. (144A)(d)(i)	175	$0

		99

Food Products - 0.0%
Smithfield Foods, Inc.*(e)	2,165	30,245

Insurance - 0.0%
Conseco, Inc.*	5,666	13,429

Media - 0.0%
Knology, Inc.*(e)	99	854

Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. - Class A*	136	986

Wireless Telecommunication Services - 0.1%
American Tower Corp. - Class A*(e)	1,973	62,209
iPCS, Inc.*	5,531	82,744
USA Mobility, Inc.(e)	4	51

		145,004

Total Common Stocks (Cost $894,593)		297,835

Preferred Stock - 0.0%
Internet Software & Services - 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23 (Cost - $0)	1	0

Convertible Preferred Stocks - 0.6%
Diversified Financial Services - 0.5%
Bank of America Corp. 7.250%	2,785	2,328,343

Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10(e)	6,100	484,523
LTV Corp. 8.250% (144A)(d)(f)(i)*	7,000	0

		484,523

Total Convertible Preferred Stocks (Cost $2,776,405)		2,812,866

Warrants - 0.0%
Airlines - 0.0%
KMC Telecom Holdings, Inc., expires 1/31/08 (144A)*(d)(i)	250	0

Building Products - 0.0%
Dayton Superior Corp., expires 6/15/09 (144A)*(i)	210	0

Security Description	Shares/Par Amount	Value

Chemicals - 0.0%
Solutia, Inc., expire 7/15/09 (144A)*(d)(i)	18	$0

Foreign Government - 0.0%
Republic of Venezuela, expires 4/15/20 (144A)*(d)	1,700	32,300

Life Sciences Tools & Services - 0.0%
Mediq, Inc., expires 6/1/09 (144A) *(d)(i)	110	0

Media - 0.0%
MDP Acquisitions Plc, expires 10/01/13 (144A)*(b)	42	1,199
Sirius XM Radio, Inc. expires 3/15/10 (144A)*(b)(i)	100	6,451

		7,650

Telecommunication Services - Diversified - 0.0%
COLO.COM, Inc., expires 3/15/10 (144A)*(d)(i)	220	0

Total Warrants (Cost $45,746)		39,950

Escrowed Shares - 0.0%
Vlasic Foods International, Inc. 0.000%, due 01/01/49 (144A)(d)(i) (Cost - $0)	190,660	6,903

Short-Term Investments - 4.5%
Mutual Funds - 3.2%
State Street Navigator Securities Lending Trust Prime Portfolio(m)	14,379,706	14,379,706

Repurchase Agreement - 1.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $5,639,002 on 07/01/09 collateralized by $5,580,000 FHLMC at 2.875% due 11/23/10 with a value of $5,754,375.	$5,639,000	5,639,000

Total Short-Term Investments (Cost $20,018,706)		20,018,706

TOTAL INVESTMENTS - 101.6% (Cost $474,678,950)		451,677,284

Other Assets and Liabilities (net) - (1.6)%		(6,899,168)

NET ASSETS - 100.0%		$444,778,116

See accompanying notes to financial statements

19

Met Investors Series Trust

Pioneer Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2009.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $104,672,651 of net assets.
(c)	Interest only security.
(d)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio’s adviser. These securities represent in the aggregate $179,615 of net assets.
(e)	All or a portion of security is on loan.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(j)	Principal only security.
(k)	Zero coupon bond - Interest rate represents current yield to maturity.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(m)	Represents investment of collateral received from securities lending transactions.
(n)	Par shown in Euro Currency. Value is shown in USD.
(o)	Par shown in Norwegian Krone. Value is shown in USD.
(p)	Par shown in Canadian Dollar. Value is shown in USD.
(q)	Par shown in Australian Dollar. Value is shown in USD.
(r)	Par shown in Japanese Yen. Value is shown in USD.
(s)	Par shown in Swedish Krona. Value is shown in USD.

FHLMC - Federal Home Loan Mortgage Corporation

MBIA - Municipal Bond Insurance Association

See accompanying notes to financial statements

20

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at June 30, 2009, based upon quality ratings issued by Standard & Poor’s. For securities not rated by Standard & Poor’s, the equivalent Moody’s rating is used.

Portfolio Composition by Credit Quality (Unaudited)	Percent of Portfolio
AAA/Government/Government Agency	27.50%
AA	3.59
A	6.01
BBB	18.76
BB	15.11
B	15.48
Below B	7.08
Equities/Other	6.47

Total:	100.00%

Met Investors Series Trust

Pioneer Strategic Income Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipals
California	$—	$1,389,605	$—	$1,389,605
Connecticut	—	1,474,927	—	1,474,927
New Jersey	—	455,075	—	455,075
North Carolina	—	600,240	—	600,240
Wisconsin	—	137,938	—	137,938
Total Municipals	—	4,057,785	—	4,057,785
Asset-Backed Securities	—	32,149,131	15	32,149,146
Domestic Bonds & Debt Securities
Aerospace & Defense	—	4,063,755	—	4,063,755
Airlines	—	656,391	—	656,391
Auto Components	—	3,791,420	—	3,791,420
Automobiles	—	239,225	—	239,225
Beverages	—	3,937,417	—	3,937,417
Biotechnology	—	1,932,605	—	1,932,605
Building Products	—	81,256	—	81,256
Capital Markets	—	1,352,345	—	1,352,345
Chemicals	—	5,084,637	—	5,084,637
Commercial & Professional Services	—	5,260,465	—	5,260,465
Commercial Banks	—	23,814,571	—	23,814,571
Communications Equipment	—	999,324	—	999,324
Computers & Peripherals	—	2,087,521	—	2,087,521
Construction & Engineering	—	1,131,796	—	1,131,796
Construction Materials	—	1,185,465	—	1,185,465
Consumer Finance	—	3,628,892	—	3,628,892
Containers & Packaging	—	2,160,787	—	2,160,787
Distributors	—	1,332,825	—	1,332,825
Diversified Financial Services	—	21,148,405	—	21,148,405
Diversified Telecommunication Services	251,237	13,460,573	—	13,711,810
Education	—	1,773,423	—	1,773,423
Electric Utilities	—	9,059,166	—	9,059,166
Electrical Equipment	—	3,166,230	—	3,166,230
Energy Equipment & Services	—	6,550,868	—	6,550,868

See accompanying notes to financial statements

21

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Food Products	$—	$3,509,837	$—	$3,509,837
Gas Utilities	—	3,781,611	—	3,781,611
Health Care Equipment & Supplies	—	1,686,315	—	1,686,315
Health Care Providers & Services	—	4,376,998	—	4,376,998
Homebuilders	—	1,786,758	—	1,786,758
Hotels, Restaurants & Leisure	—	7,040,246	—	7,040,246
Household Durables	—	1,365,093	—	1,365,093
Household Products	—	2,580,789	—	2,580,789
Independent Power Producers & Energy Traders	—	952,518	—	952,518
Industrial—Diversified	—	6,163	—	6,163
Industrial Conglomerates	—	1,032,082	—	1,032,082
Insurance	—	12,231,036	—	12,231,036
Internet & Catalog Retail	—	3,086,065	—	3,086,065
Internet Software & Services	—	1,331,700	—	1,331,700
Machinery	—	5,374,880	—	5,374,880
Manufacturing	—	1,325,181	—	1,325,181
Marine	—	892,307	—	892,307
Media	—	3,987,482	—	3,987,482
Metals & Mining	—	16,125,072	—	16,125,072
Office Electronics	—	253,020	—	253,020
Oil, Gas & Consumable Fuels	—	20,842,344	—	20,842,344
Paper & Forest Products	—	3,950,600	—	3,950,600
Pharmaceuticals	—	2,204,476	—	2,204,476
Real Estate Investment Trusts (REITs)	—	2,509,994	—	2,509,994
Real Estate Management & Development	—	3,079,479	—	3,079,479
Road & Rail	—	3,651,503	—	3,651,503
Semiconductors & Semiconductor Equipment	—	138,677	—	138,677
Software	—	1,439,295	—	1,439,295
Specialty Retail	—	2,520,857	—	2,520,857
Textiles, Apparel & Luxury Goods	—	137,388	—	137,388
Tobacco	—	3,156,075	—	3,156,075
Trading Companies & Distributors	—	1,616,465	—	1,616,465
Transportation	—	601,738	—	601,738
Utilities	—	2,169,600	—	2,169,600
Wireless Telecommunication Services	—	2,018,725	—	2,018,725
Total Domestic Bonds & Debt Securities	251,237	240,661,731	—	240,912,968
U. S. Government & Agency Obligations	—	87,161,613	—	87,161,613
Foreign Bonds & Debt Securities
Australia	—	112,990	—	112,990
Brazil	—	680,982	—	680,982
Canada	—	4,309,613	—	4,309,613
Colombia	—	610,993	—	610,993
France	—	5,647,580	—	5,647,580

See accompanying notes to financial statements

22

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Japan	$—	$3,247,451	$—	$3,247,451
Mexico	—	93,156	—	93,156
Netherlands	—	197,811	—	197,811
Norway	—	2,916,276	—	2,916,276
Peru	—	465,475	—	465,475
Russia	—	1,150,423	—	1,150,423
Sweden	—	4,394,748	—	4,394,748
Total Foreign Bonds & Debt Securities	—	23,827,498	—	23,827,498
Convertible Bonds
Capital Markets	—	884,940	—	884,940
Commercial Banks	—	542,138	—	542,138
Diversified Telecommunication Services	—	799,920	—	799,920
Electrical Equipment	—	1,656,630	—	1,656,630
Electronic Equipment, Instruments & Components	—	2,455,642	—	2,455,642
Energy Equipment & Services	—	2,673,415	—	2,673,415
Health Care Equipment & Supplies	—	715,000	—	715,000
Health Care Providers & Services	—	1,573,300	—	1,573,300
Hotels, Restaurants & Leisure	—	1,000,041	—	1,000,041
Machinery	—	72,105	—	72,105
Marine	—	1,376,481	—	1,376,481
Oil, Gas & Consumable Fuels	—	2,875,935	—	2,875,935
Paper & Forest Products	—	415,000	—	415,000
Pharmaceuticals	—	796,323	—	796,323
Telecommunication Services—Diversified	—	1,000,075	—	1,000,075
Trading Companies & Distributors	—	1,158,079	—	1,158,079
Wireless Telecommunication Services	—	2,385,471	—	2,385,471
Total Convertible Bonds	—	22,380,495	—	22,380,495
Loan Participation	—	18,011,519	—	18,011,519
Common Stocks
Airlines	13,309	—	—	13,309
Building Products	37,918	—	—	37,918
Chemicals	210	—	—	210
Commercial & Professional Services	589	—	2	591
Diversified Financial Services	548	—	1,147	1,695
Diversified Telecommunication Services	99	—	—	99
Food Products	30,245	—	—	30,245
Insurance	13,429	—	—	13,429
Media	854	—	—	854
Paper & Forest Products	53,495	—	—	53,495
Textiles, Apparel & Luxury Goods	986	—	—	986
Wireless Telecommunication Services	145,004	—	—	145,004
Total Common Stocks	296,686	—	1,149	297,835

See accompanying notes to financial statements

23

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Preferred Stocks
Diversified Financial Services	$2,328,343	$—	$—	$2,328,343
Metals & Mining	484,523	—	—	484,523
Total Convertible Preferred Stocks	2,812,866	—	—	2,812,866
Warrants
Foreign Government	—	32,300	—	32,300
Media	—	1,199	6,451	7,650
Total Warrants	—	33,499	6,451	39,950
Escrowed Shares	—	—	6,902	6,903
Short-Term Investments
Mutual Funds	14,379,706	—	—	14,379,706
Repurchase Agreement	—	5,639,000	—	5,639,000
Total Short-Term Investments	14,379,706	5,639,000	—	20,018,706
TOTAL INVESTMENTS	$17,740,495	$433,922,271	$14,517	$451,677,284
Forward Contracts
Forward Currency Contracts	$—	$65,924	$—	$65,924

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Premiums	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2009
Asset-Backed Securities	$15	$—	$—	$—	$15
Common Stocks
Commercial & Professional Services	2	—	—	1	3
Diversified Financial Services	1,146	—	—	—	1,146
Food Products	878	—	(514)	(364)	—
Metals & Mining	—	—	(7,570)	7,570	—
Convertible Bonds
Internet Software & Services	—	(2,381)	—	2,381	—
Escrowed Shares	6,902	—	—	—	6,902
Preferred Stocks
Internet Software & Services	1	—	—	(1)	—
Warrants
Media	6,451	—	—	—	6,451
Total	$15,395	($2,381)	($8,084)	$9,587	$14,517

See accompanying notes to financial statements

24

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Pioneer Strategic Income Portfolio
Assets
Investments, at value (a)(b)	$446,038,284
Repurchase Agreement	5,639,000
Cash	153,435
Cash denominated in foreign currencies (c)	3,501,274
Receivable for investments sold	3,279,505
Receivable for Trust shares sold	428,202
Dividends receivable	50,478
Interest receivable	6,716,359
Unrealized appreciation on forward currency contracts	66,597

Total assets	465,873,134

Liabilities
Payables for:
Investments purchased	6,219,742
Trust shares redeemed	114,767
Unrealized depreciation on forward currency contracts	673
Distribution and services fees—Class E	7,069
Collateral for securities on loan	14,379,706
Management fee	215,474
Administration fee	2,654
Custodian and accounting fees	17,349
Deferred trustee fees	3,427
Accrued expenses	134,157

Total liabilities	21,095,018

Net Assets	$444,778,116

Net Assets Represented by
Paid in surplus	$469,708,573
Accumulated net realized loss	(15,650,628)
Unrealized depreciation on investments and foreign currency	(23,015,310)
Undistributed net investment income	13,735,481

Total	$444,778,116

Net Assets
Class A	$386,495,949

Class E	58,282,167

Capital Shares Outstanding
Class A	42,203,940

Class E	6,383,061

Net Asset Value and Offering Price Per Share
Class A	$9.16

Class E	9.13

(a) Investments at cost, excluding repurchase agreement	$469,039,950
(b) Includes cash collateral for securities loaned of	14,379,706
(c) Cost of cash denominated in foreign currencies	3,596,673

See accompanying notes to financial statements

25

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Pioneer Strategic Income Portfolio
Investment Income
Dividends (1)	$118,482
Interest (2)	15,123,937

Total investment income	15,242,419

Expenses
Management fee	1,071,911
Administration fees	15,971
Custodian and accounting fees	48,816
Distribution and services fees—Class E	16,563
Audit and tax services	46,470
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	10,771
Other	3,257

Net expenses	1,240,192

Net investment income	14,002,227

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(1,908,230)
Foreign currency	123,754

Net realized loss on investments and foreign currency	(1,784,476)

Net change in unrealized appreciation (depreciation) on:
Investments	45,300,636
Foreign currency	(727)

Net change in unrealized appreciation on investments and foreign currency	45,299,909

Net realized and unrealized gain on investments and foreign currency	43,515,433

Net Increase in Net Assets from Operations	$57,517,660

(1) Dividend income is net of foreign withholding taxes of:	$2,187
(2) Interest income includes securities lending net income of:	68,022

See accompanying notes to financial statements

26

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Pioneer Strategic Income Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$14,002,227	$24,078,937
Net realized gain (loss) on investments and foreign currency	(1,784,476)	6,641,643
Net change in unrealized appreciation (depreciation) on investments and foreign currency	45,299,909	(71,751,361)

Net increase (decrease) in net assets resulting from operations	57,517,660	(41,030,781)

Distributions to Shareholders
From net investment income
Class A	(19,725,388)	(23,170,014)
Class E	(416,674)	—
From net realized gains
Class A	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(20,142,062)	(23,170,014)

Capital Share Transactions
Proceeds from shares sold
Class A	52,997,251	124,197,446
Class E	50,187,313	9,704,659
Net asset value of shares issued through dividend reinvestment
Class A	19,725,388	23,170,014
Class E	416,674	—
Cost of shares repurchased
Class A	(36,091,226)	(94,826,569)
Class E	(3,762,517)	(1,788,874)

Net increase in net assets from capital share transactions	83,472,883	60,456,676

Net Increase (Decrease) in Net Assets	120,848,481	(3,744,119)
Net assets at beginning of period	323,929,635	327,673,754

Net assets at end of period	$444,778,116	$323,929,635

Net assets at end of period includes undistributed net investment income	$13,735,481	$19,875,316

See accompanying notes to financial statements

27

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Pioneer Strategic Income Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,		Period Ended December 31, 2006(c)	For the Years Ended October 31,
		2008	2007		2006	2005	2004++
Net Asset Value, Beginning of Period	$8.37	$10.02	$9.46	$9.81	$9.56	$9.73	$9.53

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.34	0.64	0.51	0.07	0.49	0.53	0.57
Net Realized/Unrealized Gain (Loss) on Investments	0.97	(1.63)	0.12	0.04	0.15	(0.04)	0.48	(a)

Total from Investment Operations	1.31	(0.99)	0.63	0.11	0.64	0.49	1.05

Less Distributions
Dividends from Net Investment Income	(0.52)	(0.66)	(0.07)	(0.46)	(0.39)	(0.66)	(0.85)
Distributions from Net Realized Capital Gains	—	—	—	—	—	—	—

Total Distributions	(0.52)	(0.66)	(0.07)	(0.46)	(0.39)	(0.66)	(0.85)

Net Asset Value, End of Period	$9.16	$8.37	$10.02	$9.46	$9.81	$9.56	$9.73

Total Return	16.43%	(10.74)%	6.65%	1.10%	6.95%	5.17%	11.66%
Ratio of Expenses to Average Net Assets	0.69%*	0.67%	0.76%	0.85%*	0.88%	0.86%	0.90	%(b)
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.69%*	0.67%	0.76%	0.85%*	0.88%	N/A	N/A
Ratio of Net investment Income to Average Net Assets	7.84%*	6.77%	5.28%	4.56%*	5.13%	5.58%	6.19%
Portfolio Turnover Rate	17.9%	45.4%	44.5%	6.4%	33.0%	37.0%	56.0%
Net Assets, End of Period (in millions)	$386.5	$317.1	$327.7	$253.8	$243	$186	$107

*	Annualized
N/A	Not Applicable
(a)	Per share amount based on average shares outstanding during the period.
(b)	The investment manager waived a portion of its management fee for the period.
(c)	Fiscal Year End changed on November 1, 2006 from October 31 to December 31.
++	Audited by other auditors Independent Registered Public Accounting Firm.

See accompanying notes to financial statements

28

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Period Ended:

Pioneer Strategic Income Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Period Ended December 31, 2008(b)

Net Asset Value, Beginning of Period	$8.34	$9.51

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.34	0.43
Net Realized/Unrealized Gain (Loss) on Investment	0.96	(1.60)

Total from Investment Operations	1.30	(1.17)

Less Distributions
Dividends from Net Investment Income	(0.51)	—
Distributions from Net Realized Capital Gains	—	—

Total Distributions	(0.51)	—

Net Asset Value, End of Period	$9.13	$8.34

Total Return	16.21%	(12.30)%
Ratio of Expenses to Average Net Assets	0.82%*	0.84%*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates	0.82%*	0.84%*
Ratio of Net Investment Loss to Average Net Assets	7.73%*	6.97%*
Portfolio Turnover Rate	17.9%	45.4%
Net Assets, End of Period (in millions)	$58.3	$6.9

*	Annualized
(a)	Per share amount based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/08.

See accompanying notes to financial statements

29

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Pioneer Strategic Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and E Shares are currently offered by the Portfolio. Class B and C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

30

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2009	Expiring 12/31/2010	Total

$11,398,536	$2,263,562	$13,662,098

On May 1, 2006, Pioneer Strategic Income Portfolio, a series of The Travelers Series Trust, was reorganized into the Portfolio, a series of the Trust. The Portfolio acquired capital losses of $28,401,723, which are subject to an annual limitation of $6,843,272.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

H. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

31

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

At June 30, 2009, the Portfolio had following derivatives (not designated as hedging instruments under SFAS No.133), grouped into appropriate risk categories that illustrate how and why the Portfolio uses derivative instruments:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts	$66,597	Unrealized depreciation on foreign currency contracts	$(673)

Total		$66,597		$(673)

Transactions in derivative instruments during the six months ended June 30, 2009, were as follows:

Derivatives not accounted for as hedging instruments under Statement 133
Location	Foreign Exchange Contracts
Statement of Operations—Change in Unrealized Gain (Loss)

Foreign Currency—net	$65,924

Total	$65,924

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

32

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

K. Forward Commitments, When-Issued and Delayed Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

L. Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

M. Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

N. Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value on the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held at year end are included in the Portfolio’s Portfolio of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Pioneer Investment Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

33

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,071,911	0.60%	First $500 Million

	0.55%	$500 Million to $1 Billion

	0.53%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	37,895,904	6,124,147	2,382,293	(4,198,404)	4,308,036	42,203,940
12/31/2008	32,708,363	13,117,395	2,433,825	(10,363,679)	5,187,541	37,895,904

Class E

6/30/2009	822,648	5,937,246	50,445	(427,278)	5,560,413	6,383,061
04/28/2008-12/31/2008	—	1,024,045	—	(201,397)	822,648	822,648

34

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$29,820,587	$77,235,481	$44,174,829	$18,839,417

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$474,678,950	$16,838,068	$(39,839,734)	$(23,001,666)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$14,090,373	$14,379,706	$—	$14,379,706

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years or periods ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$23,170,014	$1,894,886	$—	$—	$23,170,014	$1,894,886

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$20,142,038	$—	$(68,785,995)	$(13,662,098)	$(62,306,055)

35

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

8. Forward Foreign Currency Contracts

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2009	In Exchange for U.S. $	Net Unrealized Appreciation/ (Depreciation)

07/15/2009	Brown Brothers Harriman & Co.	1,485,000	AUD	$1,194,859	$1,216,842	$21,983

07/06/2009	UBS Securities LLC	4,500,000	EUR	6,309,004	6,353,618	44,614

07/08/2009	Brown Brothers Harriman & Co.	252,500,000	JPY	2,618,667	2,617,994	(673)

						$65,924

AUD - Australian Dollar

EUR - Euro Dollar

JPY - Japanese Yen

9. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

36

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

37

Rainier Large Cap Equity Portfolio	For the period ended 6/30/09
Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 3.53% and 3.29% for Class A and B Shares, respectively, versus 4.32% and 11.53% for its benchmarks, the Russell 1000® Index and the Russell 1000® Growth Index, respectively.

Market Environment/Conditions

The U.S. equity market tested twelve year lows in the first quarter. Stocks succumbed to renewed fears of tighter credit and a collapsing economy, driving major market indices down to levels not seen since 1997. A rise in unemployment above 8% and a contraction in gross domestic product of over 6% joined with more bad news from the auto industry and “creeping de facto nationalization” of major financial institutions to infect investor sentiment. Market volatility continued at elevated levels, with the stock market plunging from January through early March, and then rebounding sharply in the final weeks of the quarter.

Prior to the quarter, investors had record levels of cash in money market assets due to the paralysis of the credit market and the collapse of the capital markets. Then the equity markets vaulted off of multi-year lows established on or about March 9, rallying through the end of the second quarter. Investors began to note the opportunity cost of sitting on cash, with little or no appreciation potential, and were encouraged as quarterly earnings reports looked far better than feared. Expectations for future corporate earnings were positive more often than not, as Wall Street took note of how nimble corporate America had become in managing costs in the downturn.

Portfolio Review/Current Positioning

The first quarter was tough for absolute equity performance, but the Portfolio held more value and exceeded the performance of the Russell 1000® Index. This strong performance was fairly broad-based across sectors, most notably in financials, materials and health care followed by energy, technology and consumer discretionary. Only producer durables and transportation lagged in the quarter. In the financial sector, we minimized exposure to credit and real estate risk. Our relative performance in this very tough sector was good in the quarter, as it has been over the last year. In addition to some of the debacles we have sidestepped (notably Citigroup), good performance came from trust bank Northern Trust and processors Visa and MasterCard. All three were up for the quarter. Materials and energy rebounded from overly depressed levels with four holdings up 14 to 20%: Mosaic (fertilizers), Monsanto (genetic seeds), Praxair (industrial gases), and Crown Holdings (food and beverage cans). These benefitted from a combination of earnings reports that were either very good or better than feared. Disappointments from the producer durables sector included defense contractor Raytheon.

In the second quarter, we achieved a double-digit return but lagged the Russell 1000® Index. The financial sector proved challenging in this quarter. Over the past several years, we have outperformed the index averages by avoiding companies that went bankrupt or that incurred billions of dollars of losses due to subprime loans or toxic investments.

In the recent quarter, however, the prices of many of these depressed shares ratcheted upward, as credit began to ease and simply surviving became less of an issue. The financial sector accounted for about half of our underperformance in the quarter, due mainly to avoidance of owning the shares of these distressed companies. Utilities and energy shares provided the best relative contribution in the period. In energy, we de-emphasized large integrated oil companies, all of which underperformed the market in the quarter, in favor of independents and service companies such as Southwestern Energy Co. and Weatherford International Ltd. which meaningfully outperformed the market.

During the six month period, due to better than anticipated earnings reports, the top-performing stock within our energy sector holdings was deep-water driller Transocean Ltd. continued to outperform due to better than anticipated earnings reports. Global utility company AES Corp., which participates in both regulated businesses and independent power generation in emerging countries, far outperformed the average utility stock. In the financial sector, we maintained our emphasis on companies with strong financial footing such as Wells Fargo & Co., which provided good returns in the first half of the year. Although some stocks in this sector had poor relative performance, like State Street Corp. and JP Morgan Chase & Co., we believe these companies have the capacity to improve competitive positioning coming out of the recession.

The recent volatile and unsettled market environment has created navigational challenges for investors. Historically there have been two environments that have been particularly difficult for our strategies, both involving transitory periods in which “speculative” securities are bid up dramatically. The first environment was best exemplified by the “dot-com” boom of the late 1990’s. In the early stages of the period investors were willing to pay almost anything for new speculative technologies. Our relative performance turned up meaningfully in subsequent years as the bubble was burst. We have just come through the second kind of speculative environment in the second quarter of this year—one in which low quality, financially distressed companies rallied dramatically. To illustrate, Russell 1000® companies with top quartile return-on-equity had an average stock return of 12.5% in the quarter, while the lower three quartiles posted stock returns between 14.5% and 28.5%. Companies with no earnings, loads of debt and relatively illiquid shares performed far better than attractively valued shares of companies with high returns on capital, predictable earnings growth and rock-solid balance sheets and cash flow. The latter characteristics have been the hallmark of our philosophy since inception, and could be a formula for good returns in more “normal” times.

Team Managed

Daniel M. Brewer, CFA

Mark W. Broughton, CFA

Stacie L. Cowell, CFA

Mark H. Dawson, CFA

Andrea L. Durbin, CFA

James R. Margard, CFA

Peter M. Musser, CFA

Rainier Investment Management, Inc.

1

Rainier Large Cap Equity Portfolio	For the period ended 6/30/09
Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary (continued)

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Transocean, Ltd.	2.79%
Apple, Inc.	2.54%
Total S.A. (ADR)	2.45%
Chevron Corp.	2.44%
Devon Energy Corp.	2.43%
JPMorgan Chase & Co.	2.36%
PepsiCo, Inc.	2.16%
CVS Caremark Corp.	2.08%
Gilead Sciences, Inc.	2.03%
Google, Inc.—Class A	2.02%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Rainier Large Cap Equity Portfolio	For the period ended 6/30/09
Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary (continued)

Rainier Large Cap Equity Portfolio managed by

Rainier Investment Management, Inc. vs. Russell 1000® Index1 and Russell 1000® Growth Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	Since Inception[4]
—	Rainier Large Cap Equity Portfolio—Class A Class B	3.53% 3.29%	-33.99% -34.19%	-26.11% -26.30%
- -	Russell 1000® Index[1]	4.32%	-26.69%	-25.02%
—	Russell 1000® Growth Index[2]	11.53%	-24.50%	-22.17%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000® Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the investible U.S. equity market.

2The Russell 1000® Growth Index is an unmanaged measure of the performance of the largest capitalized U.S. companies, within Russell 1000 companies, that have higher price-to-book ratios and higher forecasted growth values.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4Inception of Class A and Class B shares is 11/1/07. Index returns are based on an inception date of 11/1/07.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Rainier Large Cap Equity Portfolio

Class A
Actual	0.71%	$1,000.00	$1,035.30	$3.58
Hypothetical	0.71%	1,000.00	1,021.27	3.56

Class B
Actual	0.96%	$1,000.00	$1,032.90	$4.84
Hypothetical	0.96%	1,000.00	1,020.03	4.81

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.2%
Aerospace & Defense - 4.5%
Boeing Co. (The)(a)	58,405	$2,482,213
ITT Corp.(a)	116,035	5,163,557
Precision Castparts Corp.	127,030	9,277,001
Raytheon Co.(a)	174,365	7,747,037
United Technologies Corp.	160,195	8,323,732

		32,993,540

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.(a)	177,190	5,907,514
FedEx Corp.	106,685	5,933,820

		11,841,334

Airlines - 0.6%
Delta Air Lines, Inc.*(a)	766,790	4,439,714

Beverages - 2.2%
PepsiCo, Inc.	287,765	15,815,564

Biotechnology - 3.6%
Celgene Corp.*	117,140	5,603,978
Cephalon, Inc.*(a)	57,105	3,234,998
Genzyme Corp.*	50,585	2,816,067
Gilead Sciences, Inc.*(a)	317,250	14,859,990

		26,515,033

Capital Markets - 4.9%
Charles Schwab Corp. (The)	498,020	8,735,271
Invesco, Ltd.	402,060	7,164,709
Morgan Stanley(a)	181,655	5,178,984
Northern Trust Corp.(a)	158,725	8,520,358
State Street Corp.(a)	126,590	5,975,048

		35,574,370

Chemicals - 1.6%
Monsanto Co.(a)	81,565	6,063,542
Praxair, Inc.	84,005	5,970,235

		12,033,777

Commercial & Professional Services - 1.9%
Iron Mountain, Inc.*(a)	214,840	6,176,650
Republic Services, Inc.(a)	302,310	7,379,387

		13,556,037

Commercial Banks - 0.9%
Wells Fargo & Co.(a)	258,015	6,259,444

Communications Equipment - 3.8%
Cisco Systems, Inc.*	605,270	11,282,233
Juniper Networks, Inc.*(a)	179,580	4,238,088
QUALCOMM, Inc.	271,430	12,268,636

		27,788,957

Security Description	Shares	Value

Computers & Peripherals - 5.1%
Apple, Inc.*	130,795	$18,629,132
EMC Corp.*	694,195	9,093,955
Hewlett-Packard Co.	255,290	9,866,958

		37,590,045

Construction & Engineering - 0.4%
Foster Wheeler AG*(a)	112,230	2,665,463

Containers & Packaging - 0.8%
Crown Holdings, Inc.*	234,990	5,672,659

Diversified Financial Services - 2.4%
JPMorgan Chase & Co.	506,695	17,283,366

Electric Utilities - 1.0%
Allegheny Energy, Inc.(a)	101,725	2,609,246
Entergy Corp.	27,710	2,148,079
FPL Group, Inc.(a)	49,940	2,839,589

		7,596,914

Electrical Equipment - 0.9%
ABB, Ltd. (ADR)	432,855	6,830,452

Electronic Equipment, Instruments & Components - 0.4%
Trimble Navigation, Ltd.*(a)	164,490	3,228,939

Energy Equipment & Services - 4.2%
Transocean, Ltd.*(a)	275,594	20,473,878
Weatherford International, Ltd.*(a)	544,510	10,650,616

		31,124,494

Food & Staples Retailing - 4.4%
CVS Caremark Corp.	478,225	15,241,031
Kroger Co. (The)	175,070	3,860,293
Wal-Mart Stores, Inc.(a)	267,295	12,947,770

		32,049,094

Food Products - 0.7%
J.M. Smucker Co. (The)(a)	111,750	5,437,755

Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	188,675	9,992,228
Hologic, Inc.*(a)	202,230	2,877,733
St. Jude Medical, Inc.*(a)	142,700	5,864,970

		18,734,931

Health Care Providers & Services - 1.8%
Aetna, Inc.(a)	145,110	3,635,006
Express Scripts, Inc.*	141,655	9,738,781

		13,373,787

Hotels, Restaurants & Leisure - 3.7%
Carnival Corp.(a)	270,250	6,964,343
Darden Restaurants, Inc.(a)	200,430	6,610,181
McDonald’s Corp.	174,100	10,009,009
Starbucks Corp.*(a)	277,680	3,856,975

		27,440,508

See accompanying notes to financial statements

5

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Household Products - 1.5%
Colgate-Palmolive Co.(a)	116,110	$8,213,621
Procter & Gamble Co. (The)	51,180	2,615,298

		10,828,919

Independent Power Producers & Energy Traders - 1.4%
AES Corp.*(a)	873,550	10,141,916

Industrial Conglomerates - 1.2%
3M Co.	143,230	8,608,123

Insurance - 1.6%
ACE, Ltd.	263,180	11,640,451

Internet Software & Services - 2.0%
Google, Inc. - Class A*(a)	35,175	14,829,428

IT Services - 1.4%
Paychex, Inc.(a)	56,020	1,411,704
Visa, Inc. - Class A(a)	140,794	8,765,834

		10,177,538

Life Sciences Tools & Services - 0.5%
Qiagen N.V.*(a)	190,710	3,545,299

Media - 0.6%
DIRECTV Group, Inc. (The)*(a)	179,535	4,436,310

Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.(a)	130,050	6,516,806

Multi-Utilities - 0.5%
Xcel Energy, Inc.(a)	195,145	3,592,619

Multiline Retail - 1.3%
Kohl’s Corp.*(a)	223,160	9,540,090

Oil, Gas & Consumable Fuels - 8.6%
Chevron Corp.	269,765	17,871,931
CONSOL Energy, Inc.(a)	104,535	3,550,009
Devon Energy Corp.(a)	326,635	17,801,607
Southwestern Energy Co.*(a)	156,620	6,084,687
Total S.A. (ADR)	331,365	17,969,924

		63,278,158

Personal Products - 0.9%
Avon Products, Inc.(a)	263,965	6,805,018

Pharmaceuticals - 4.1%
Abbott Laboratories	309,240	14,546,650
Allergan, Inc.(a)	141,605	6,737,566
Teva Pharmaceutical Industries, Ltd. (ADR)(a)	172,125	8,492,647

		29,776,863

Professional Services - 0.2%
FTI Consulting, Inc.*	27,500	1,394,800

Real Estate Investment Trusts (REITs) - 1.8%
Annaly Mortgage Management, Inc.(a)	493,545	7,472,271
Boston Properties, Inc.(a)	119,960	5,722,092

		13,194,363

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Corp. - Class A*(a)	380,675	$9,436,933
Intel Corp.	616,920	10,210,026
Intersil Corp. - Class A(a)	182,860	2,298,550
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	570,130	5,364,924

		27,310,433

Software - 3.6%
Check Point Software Technologies, Ltd.*(a)	231,920	5,443,162
Microsoft Corp.	333,215	7,920,521
Oracle Corp.	602,615	12,908,013

		26,271,696

Specialty Retail - 3.6%
Best Buy Co., Inc.(a)	291,810	9,772,717
GameStop Corp. - Class A*(a)	154,680	3,404,507
Gap, Inc. (The)(a)	244,870	4,015,868
Lowe’s Cos., Inc.	463,135	8,989,450

		26,182,542

Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.(a)	143,560	3,858,893
NIKE, Inc. - Class B	212,505	11,003,509

		14,862,402

Wireless Telecommunication Services - 0.8%
American Tower Corp. - Class A*(a)	195,970	6,178,934

Total Common Stocks (Cost $738,816,366)		704,958,885

Short-Term Investments - 29.2%
Mutual Funds - 25.4%
State Street Navigator Securities Lending Prime Portfolio(b)	186,135,387	186,135,387

Repurchase Agreement - 3.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $471,177 on 07/01/09 collateralized by $480,000 FHLMC at 0.657% due 04/01/11 with a value of $480,600.	$471,177	471,177
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $27,396,901 on 07/01/09 collateralized by $25,965,000 FNMA at 6.25% due 02/01/11 with a value of $27,944,831.	27,396,893	27,396,893

See accompanying notes to financial statements

6

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - continued
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $12,930 on 07/01/09 collateralized by $15,000 FNMA at 5.25% due 08/01/12 with a value of $15,863.	$12,930	$12,930

Total Short-Term Investments (Cost $214,016,387)		214,016,387

TOTAL INVESTMENTS - 125.4% (Cost $952,832,753)		918,975,272

Other Assets and Liabilities (net) - (25.4)%		(186,144,602)

NET ASSETS - 100.0%		$732,830,670

Portfolio Footnotes:

*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

7

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$32,993,540	$—	$—	$32,993,540
Air Freight & Logistics	11,841,334	—	—	11,841,334
Airlines	4,439,714	—	—	4,439,714
Beverages	15,815,564	—	—	15,815,564
Biotechnology	26,515,033	—	—	26,515,033
Capital Markets	35,574,370	—	—	35,574,370
Chemicals	12,033,777	—	—	12,033,777
Commercial & Professional Services	13,556,037	—	—	13,556,037
Commercial Banks	6,259,444	—	—	6,259,444
Communications Equipment	27,788,957	—	—	27,788,957
Computers & Peripherals	37,590,045	—	—	37,590,045
Construction & Engineering	2,665,463	—	—	2,665,463
Containers & Packaging	5,672,659	—	—	5,672,659
Diversified Financial Services	17,283,366	—	—	17,283,366
Electric Utilities	7,596,914	—	—	7,596,914
Electrical Equipment	6,830,452	—	—	6,830,452
Electronic Equipment, Instruments & Components	3,228,939	—	—	3,228,939
Energy Equipment & Services	31,124,494	—	—	31,124,494
Food & Staples Retailing	32,049,094	—	—	32,049,094
Food Products	5,437,755	—	—	5,437,755
Health Care Equipment & Supplies	18,734,931	—	—	18,734,931
Health Care Providers & Services	13,373,787	—	—	13,373,787
Hotels, Restaurants & Leisure	27,440,508	—	—	27,440,508
Household Products	10,828,919	—	—	10,828,919
Independent Power Producers & Energy Traders	10,141,916	—	—	10,141,916
Industrial Conglomerates	8,608,123	—	—	8,608,123
Insurance	11,640,451	—	—	11,640,451
Internet Software & Services	14,829,428	—	—	14,829,428
IT Services	10,177,538	—	—	10,177,538
Life Sciences Tools & Services	3,545,299	—	—	3,545,299
Media	4,436,310	—	—	4,436,310
Metals & Mining	6,516,806	—	—	6,516,806

See accompanying notes to financial statements

8

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Multi-Utilities	$3,592,619	$—	$—	$3,592,619
Multiline Retail	9,540,090	—	—	9,540,090
Oil, Gas & Consumable Fuels	63,278,158	—	—	63,278,158
Personal Products	6,805,018	—	—	6,805,018
Pharmaceuticals	29,776,863	—	—	29,776,863
Professional Services	1,394,800	—	—	1,394,800
Real Estate Investment Trusts (REITs)	13,194,363	—	—	13,194,363
Semiconductors & Semiconductor Equipment	27,310,433	—	—	27,310,433
Software	26,271,696	—	—	26,271,696
Specialty Retail	26,182,542	—	—	26,182,542
Textiles, Apparel & Luxury Goods	14,862,402	—	—	14,862,402
Wireless Telecommunication Services	6,178,934	—	—	6,178,934
Total Common Stocks	704,958,885	—	—	704,958,885
Short-Term Investments
Mutual Funds	—	186,135,387	—	186,135,387
Repurchase Agreement	—	27,881,000	—	27,881,000
Total Short-Term Investments	—	214,016,387	—	214,016,387
TOTAL INVESTMENTS	$704,958,885	$214,016,387	$—	$918,975,272

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Rainier Large Cap Equity Portfolio
Assets
Investments, at value(a)(b)	$891,094,272
Repurchase Agreement	27,881,000
Cash	684
Cash denominated in foreign currencies(c)	797
Receivable for investments sold	5,842,374
Receivable for Trust shares sold	37,210
Dividends receivable	760,622
Interest receivable	8

Total assets	925,616,967

Liabilities
Payables for:
Investments purchased	6,104,255
Trust shares redeemed	68,896
Distribution and services fees—Class B	6,672
Collateral for securities on loan	186,135,387
Management fee	403,347
Administration fee	4,366
Custodian and accounting fees	12,588
Deferred trustee fees	3,427
Accrued expenses	47,359

Total liabilities	192,786,297

Net Assets	$732,830,670

Net Assets Represented by
Paid in surplus	$1,040,853,318
Accumulated net realized loss	(277,100,398)
Unrealized depreciation on investments and foreign currency	(33,857,425)
Undistributed net investment income	2,935,175

Total	$732,830,670

Net Assets
Class A	$700,084,071

Class B	32,746,599

Capital Shares Outstanding
Class A	118,481,846

Class B	5,551,182

Net Asset Value and Offering Price Per Share
Class A	$5.91

Class B	5.90

(a) Investments at cost, excluding repurchase agreements	$924,951,753
(b) Includes cash collateral for securities loaned of	186,135,387
(c) Cost of cash denominated in foreign currencies	741

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Rainier Large Cap Equity Portfolio
Investment Income
Dividends(1)	$5,051,156
Interest	1,204

Total investment income	5,052,360

Expenses
Management fee	1,959,231
Administration fees	24,990
Custodian and accounting fees	27,827
Distribution and services fees—Class B	38,367
Audit and tax services	26,588
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	20,834
Insurance	6,065
Other	1,768

Total expenses	2,132,103
Less broker commission recapture	(14,998)

Net expenses	2,117,105

Net investment income	2,935,255

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(128,448,073)
Foreign currency	741

Net realized loss on investments and foreign currency	(128,447,332)

Net change in unrealized appreciation on:
Investments	150,386,456
Foreign currency	56

Net change in unrealized appreciation on investments and foreign currency	150,386,512

Net realized and unrealized gain on investments and foreign currency	21,939,180

Net Increase in Net Assets from Operations	$24,874,435

(1) Dividend income is net of foreign withholding taxes of:	$108,536

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Rainier Large Cap Equity Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,935,255	$5,860,530
Net realized loss on investments and foreign currency	(128,447,332)	(148,189,784)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	150,386,512	(208,993,104)

Net increase (decrease) in net assets resulting from operations	24,874,435	(351,322,358)

Distributions to Shareholders
From net investment income
Class A	(5,489,645)	—
Class B	(279,563)	—
From net realized gains
Class A	—	(7,949,019)
Class B	—	(361,248)

Net decrease in net assets resulting from distributions	(5,769,208)	(8,310,267)

Capital Share Transactions
Proceeds from shares sold
Class A	168,356,294	163,589,836
Class B	10,533,738	53,968,138
Net asset value of shares issued through dividend reinvestment
Class A	5,489,645	7,949,019
Class B	279,563	361,248
Cost of shares repurchased
Class A	(11,754,594)	(80,669,877)
Class B	(9,476,825)	(15,071,702)

Net increase in net assets from capital share transactions	163,427,821	130,126,662

Net Increase (Decrease) in Net Assets	182,533,048	(229,505,963)
Net assets at beginning of period	550,297,622	779,803,585

Net assets at end of period	$732,830,670	$550,297,622

Net assets at end of period includes undistributed net investment income	$2,935,175	$5,769,128

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Rainier Large Cap Equity Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(b)
Net Asset Value, Beginning of Period	$5.77	$10.00	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.03	0.07	0.01
Net Realized/Unrealized Gain (Loss) on Investments	0.17	(4.20)	0.00	+

Total from Investment Operations	0.20	(4.13)	0.01

Less Distributions
Dividends from Net Investment Income	(0.06)	—	(0.01)
Distributions from Net Realized Capital Gains	—	(0.10)	—

Total Distributions	(0.06)	(0.10)	(0.01)

Net Asset Value, End of Period	$5.91	$5.77	$10.00

Total Return	3.53%	(41.70)%	0.09%
Ratio of Expenses to Average Net Assets After Reimbursement	0.71%*	0.69%	0.75	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.71%*	0.70%	0.75	%*
Ratio of Net Investment Income to Average Net Assets	1.02%*	0.85%	0.71	%*
Portfolio Turnover Rate	52.0%	97.5%	11.2%
Net Assets, End of Period (in millions)	$700.1	$519.8	$771.8

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007(b)

Net Asset Value, Beginning of Period	$5.76	$10.00	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.05	0.00	+
Net Realized/Unrealized Gain (Loss) on Investments	0.17	(4.19)	0.01

Total from Investment Operations	0.19	(4.14)	0.01

Less Distributions
Dividends from Net Investment Income	(0.05)	—	(0.01)
Distributions from Net Realized Capital Gains	—	(0.10)	—

Total Distributions	(0.05)	(0.10)	(0.01)

Net Asset Value, End of Period	$5.90	$5.76	$10.00

Total Return	3.29%	(41.80)%	0.07%
Ratio of Expenses to Average Net Assets	0.96%*	0.94%	1.02	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.97%*	0.96%	1.04	%*
Ratio of Net Investment Income to Average Net Assets	0.73%*	0.63%	0.27	%*
Portfolio Turnover Rate	52.0%	97.5%	11.2%
Net Assets, End of Period (in millions)	$32.7	$30.5	$8.0

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—11/01/2007.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Rainier Large Cap Equity Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2007 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$71,840,517	$71,840,517

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

I. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Rainier Investment Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,959,231	0.700%	First $150 Million

	0.675%	$150 Million to $300 Million

	0.650%	$300 Million to $1 Billion

	0.600%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement for the Portfolio shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B

0.80%	1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	90,059,806	29,656,229	992,702	(2,226,891)	28,422,040	118,481,846
12/31/2008	77,195,659	21,338,091	834,105	(9,308,049)	12,864,147	90,059,806

Class B

6/30/2009	5,299,051	1,894,088	50,554	(1,692,511)	252,131	5,551,182
12/31/2008	797,181	6,316,922	37,946	(1,852,998)	4,501,870	5,299,051

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$452,760,789	$—	$301,621,815

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$952,832,753	$25,960,555	$(59,818,036)	$(33,857,481)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$181,755,367	$186,135,387	$—	$186,135,387

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders

The tax character of distributions paid for the period ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$4,088,246	$711,232	$4,222,021	$—	$8,310,267	$711,232

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards and Post October Loss Deferrals	Total

$5,769,128	$—	$(200,029,926)	$(132,867,077)	$(327,127,875)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

19

RCM Technology Portfolio	For the period ended 6/30/09
Managed by RCM Capital Management LLC

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the RCM Technology Portfolio had a return of 24.58%, 24.36%, and 24.58% for Class A, B and E Shares, respectively, versus 16.36%, 26.23% and 3.16% for its benchmarks, the NASDAQ Composite Index, the S&P North America Technology Sector Index™ and the S&P 500® Index.

Market Environment/Conditions

The rally in technology stocks began as the stock market rallied on passage of the stimulus bill and the aggressive actions by the Fed to bring down interest rates for consumer and corporate borrowers. As technology companies reported first quarter results, the rally in technology stocks gained momentum, as most companies beat expectations for earnings by showing tight cost control. These earnings results were achieved despite weak sales as a result of the global recession. We believe this demonstrates technology companies are improving their reaction times to economic events since the last recession in 2001-2002, and also that many of their business models are becoming more resilient as the amount of recurring revenue from maintenance, services, and subscription revenues has increased.

Portfolio Review/Current Positioning

We continued to hold several mid-cap stocks that we think will either appreciate in response to improving fundamentals or will be acquired because of their attractive valuations and strategic value. We also continue to focus on companies that can save customers money as the economy improves.

Nintendo, Comcast, and Research In Motion detracted from relative returns during the first half of the year. Nintendo stock declined on slowing Wii sales and a lack of new products. We exited the position in the Portfolio during the first half of the year. While shares of Research In Motion (“RIM”) took a hit during 2008 when the company entered the highly competitive consumer smartphone market, the company proved that it could garner non-enterprise revenue for its flagship Blackberry product. RIM stock has soared since the beginning of the year and the Portfolio’s underweight in the name held back relative returns.

The Portfolio’s position in stocks such as Data Domain, Riverbed Technology, and ON Semiconductor contributed to positive relative returns during the first half of the year. Data Domain appreciated sharply since May when it became subject to a takeover battle between EMC and Network Appliance. Data Domain is the leader in de-duplication capability, which is a vital cost containment issue for enterprises. Riverbed Technology stock has also posted strong returns since the beginning of the year as the company’s Steelhead WAN optimization products have proven successful in expanding the efficiency of virtualization as processing moves into a cloud-based structure.

Huachen Chen,

CFA, Co-Portfolio Manager

Walter C. Price, Jr.,

CFA, Co-Portfolio Manager

RCM Capital Management, Inc

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Microsoft Corp.	8.08%
Apple, Inc.	5.98%
Hewlett-Packard Co.	5.82%
QUALCOMM, Inc.	4.74%
Google, Inc.—Class A	4.57%
Cisco Systems, Inc.	4.33%
Oracle Corp.	4.31%
Data Domain, Inc.	3.59%
Riverbed Technology, Inc.	2.65%
Amazon.com, Inc.	2.56%

1

RCM Technology Portfolio	For the period ended 6/30/09
Managed by RCM Capital Management LLC

Portfolio Manager Commentary (continued)

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

RCM Technology Portfolio	For the period ended 6/30/09
Managed by RCM Capital Management LLC

Portfolio Manager Commentary (continued)

RCM Technology Portfolio managed by

RCM Capital Management LLC vs. NASDAQ Composite Index1, S&P North American Technology Sector Index™2 and S&P 500® Index3

Growth Based on $10,000+

		Average Annual Return[4] (for the period ended 6/30/09)
		6 Months	1 year	3 Year	5 Year	Since Inception[5]
	RCM Technology Portfolio—Class A	24.58%	-18.75%	0.82%	0.81%	-5.76%
—	Class B	24.36%	-19.17%	0.58%	0.54%	-8.23%
	Class E	24.58%	-19.01%	0.67%	0.64%	-0.86%
- -	NASDAQ Composite Index[1]	16.36%	-19.97%	-5.47%	-2.17%	-3.49%
- -	S&P North American Technology Sector Index™[2]	26.23%	-18.57%	-1.29%	-1.02%	-5.43%
—	S&P 500® Index[3]	3.16%	-26.21%	-8.22%	-2.24%	-2.37%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

2The S&P North American Technology Sector Index™ is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities.

3The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/2001.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

RCM Technology Portfolio

Class A
Actual	0.97%	$1,000.00	$1,245.80	$5.40
Hypothetical	0.97%	1,000.00	1,019.98	4.86

Class B
Actual	1.22%	$1,000.00	$1,243.60	$6.79
Hypothetical	1.22%	1,000.00	1,018.74	6.11

Class E
Actual	1.12%	$1,000.00	$1,245.80	$6.24
Hypothetical	1.12%	1,000.00	1,019.24	5.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

RCM Technology Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 92.6%
Auto Components - 0.3%
Johnson Controls, Inc.(a)	24,125	$523,995

Chemicals - 1.5%
Monsanto Co.	34,795	2,586,660

Communications Equipment - 15.0%
Cisco Systems, Inc.*	401,025	7,475,106
F5 Networks, Inc.*(a)	60,930	2,107,569
Juniper Networks, Inc.*(a)	14,745	347,982
Motorola, Inc.	145,510	964,731
QUALCOMM, Inc.	181,185	8,189,562
Research In Motion, Ltd.*	30,686	2,180,240
Riverbed Technology, Inc.*(a)	197,265	4,574,576

		25,839,766

Computers & Peripherals - 21.1%
Apple, Inc.*	72,575	10,336,857
Data Domain, Inc.*	186,170	6,208,769
Dell, Inc.*(a)	244,895	3,362,408
Hewlett-Packard Co.	260,175	10,055,764
International Business Machines Corp.	32,615	3,405,658
NetApp, Inc.*	48,040	947,349
SanDisk Corp.*	148,950	2,188,076

		36,504,881

Construction & Engineering - 0.4%
Quanta Services, Inc.*	26,095	603,577

Diversified Telecommunication Services - 0.4%
China Telecom Corp., Ltd. (ADR)(a)	13,470	670,267

Electrical Equipment - 2.5%
ABB, Ltd.*	17,889	281,504
ABB, Ltd. (ADR)	74,480	1,175,294
First Solar, Inc.*	17,955	2,910,865

		4,367,663

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A	72,857	2,305,196

Internet & Catalog Retail - 2.6%
Amazon.com, Inc.*	52,915	4,426,869

Internet Software & Services - 12.3%
Baidu.com (ADR)*	7,860	2,366,567
Equinix, Inc.*(a)	35,410	2,575,723
Google, Inc. - Class A*	18,715	7,890,057
Netease.com, Inc. (ADR)*(a)	73,625	2,590,128
Tencent Holdings, Ltd.	228,500	2,650,181
Yahoo!, Inc.*(a)	208,710	3,268,399

		21,341,055

IT Services - 2.8%
Cognizant Technology Solutions Corp. - Class A*	144,390	3,855,213
Visa, Inc. - Class A	14,920	928,919

		4,784,132

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment - 10.5%
ADVANTEST Corp.	122,400	$2,205,189
Analog Devices, Inc.	37,445	927,887
ASML Holding N.V.(a)	69,360	1,501,644
Infineon Technologies AG*	148,860	540,084
Intel Corp.	50,905	842,478
ON Semiconductor Corp.*	485,360	3,329,570
Samsung Electronics Co., Ltd. (GDR) (144A)(b)	15,375	3,586,219
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	234,355	2,205,280
Texas Instruments, Inc.	142,760	3,040,788

		18,179,139

Software - 19.6%
Activision Blizzard, Inc.*	143,105	1,807,416
Autonomy Corp. Plc*	37,015	876,897
Intuit, Inc.*	61,820	1,740,851
McAfee, Inc.*(a)	74,850	3,157,922
Microsoft Corp.	587,135	13,956,199
Oracle Corp.	347,925	7,452,554
Salesforce.com, Inc.*(a)	38,720	1,477,942
Shanda Interactive Entertainment, Ltd. (ADR)*(a)	31,005	1,621,251
Symantec Corp.*	99,655	1,550,632
VMware, Inc. - Class A*	10,690	291,516

		33,933,180

Wireless Telecommunication Services - 2.3%
American Tower Corp. - Class A*	126,500	3,988,545

Total Common Stocks (Cost $156,481,752)		160,054,925

Short-Term Investments - 17.2%
Mutual Funds - 9.4%
State Street Navigator Securities Lending Trust Prime Portfolio (c)	16,174,530	16,174,530

Repurchase Agreement - 7.8%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $13,562,004 on 07/01/09 collateralized by $13,765,000 FNMA at 1.722% due 05/10/11 with a value of $13,833,825.	$13,562,000	13,562,000

Total Short-Term Investments (Cost $29,736,530)		29,736,530

TOTAL INVESTMENTS - 109.8% (Cost $186,218,282)		189,791,455

Other Assets and Liabilities (net) - (9.8)%		(16,973,544)

NET ASSETS - 100.0%		$172,817,911

See accompanying notes to financial statements

5

Met Investors Series Trust

RCM Technology Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $3,586,219 of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

GDR - Global Depositary Receipt

See accompanying notes to financial statements

6

Met Investors Series Trust

RCM Technology Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Auto Components	$523,995	$—	$—	$523,995
Chemicals	2,586,660	—	—	2,586,660
Communications Equipment	25,839,766	—	—	25,839,766
Computers & Peripherals	36,504,881	—	—	36,504,881
Construction & Engineering	603,577	—	—	603,577
Diversified Telecommunication Services	670,267	—	—	670,267
Electrical Equipment	4,086,159	—	—	4,086,159
Electronic Equipment, Instruments & Components	2,305,196	—	—	2,305,196
Energy Equipment & Services	—	281,504	—	281,504
Internet & Catalog Retail	4,426,869	—	—	4,426,869
Internet Software & Services	18,690,874	2,650,181	—	21,341,055
IT Services	4,784,132	—	—	4,784,132
Semiconductors & Semiconductor Equipment	15,433,866	2,745,273	—	18,179,139
Software	33,056,283	876,897	—	33,933,180
Wireless Telecommunication Services	3,988,545	—	—	3,988,545
Total Common Stocks	153,501,070	6,553,855	—	160,054,925
Short-Term Investments
Mutual Funds	16,174,530	—	—	16,174,530
Repurchase Agreement	—	13,562,000	—	13,562,000
Total Short-Term Investments	16,174,530	13,562,000	—	29,736,530
TOTAL INVESTMENTS	$169,675,600	$20,115,855	$—	$189,791,455

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

RCM Technology Portfolio
Assets
Investments, at value (a)(b)	$176,229,455
Repurchase Agreement	13,562,000
Cash	667
Cash denominated in foreign currencies (c)	1,079,300
Receivable for Trust shares sold	200,542
Dividends receivable	33,777
Interest receivable	4

Total assets	191,105,745

Liabilities
Payables for:
Investments purchased	1,640,966
Trust shares redeemed	162,907
Distribution and services fees—Class B	23,806
Distribution and services fees—Class E	1,815
Collateral for securities on loan	16,174,530
Management fee	124,075
Administration fee	1,026
Custodian and accounting fees	60,066
Deferred trustee fees	3,427
Accrued expenses	95,216

Total liabilities	18,287,834

Net Assets	$172,817,911

Net Assets Represented by
Paid in surplus	$221,650,427
Accumulated net realized loss	(52,257,925)
Unrealized appreciation on investments and foreign currency	3,565,622
Distributions in excess of net investment income	(140,213)

Total	$172,817,911

Net Assets
Class A	$40,889,004

Class B	117,343,186

Class E	14,585,721

Capital Shares Outstanding
Class A	13,686,513

Class B	40,317,366

Class E	4,957,342

Net Asset Value and Offering Price Per Share
Class A	$2.99

Class B	2.91

Class E	2.94

(a) Investments at cost, excluding repurchase agreements	$172,656,282
(b) Includes cash collateral for securities loaned of	16,174,530
(c) Cost of cash denominated in foreign currencies	1,083,531

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

RCM Technology Portfolio
Investment Income
Dividends (1)	$564,942
Interest (2)	91,735

Total investment income	656,677

Expenses
Management fee	608,493
Administration fees	7,244
Custodian and accounting fees	12,786
Distribution and services fees—Class B	116,128
Distribution and services fees—Class E	9,137
Audit and tax services	21,288
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	9,821
Insurance	1,938
Other	2,747

Total expenses	816,015
Less broker commission recapture	(19,125)

Net expenses	796,890

Net investment loss	(140,213)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(17,177,457)
Foreign currency	31,358

Net realized loss on investments and foreign currency	(17,146,099)

Net change in unrealized appreciation (depreciation) on:
Investments	49,172,251
Foreign currency	(9,154)

Net change in unrealized appreciation on investments and foreign currency	49,163,097

Net realized and unrealized gain on investments and foreign currency	32,016,998

Net Increase in Net Assets from Operations	$31,876,785

(1) Dividend income is net of foreign withholding taxes of:	$3,432
(2) Interest income includes securities lending net income of:	91,352

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

RCM Technology Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(140,213)	$(335,967)
Net realized loss on investments and foreign currency	(17,146,099)	(30,959,585)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	49,163,097	(76,159,039)

Net increase (decrease) in net assets resulting from operations	31,876,785	(107,454,591)

Distributions to Shareholders
From net investment income
Class A	—	(6,693,301)
Class B	—	(17,029,716)
Class E	—	(2,721,279)
From net realized gains
Class A	—	(13,965,523)
Class B	—	(36,086,355)
Class E	—	(5,735,313)

Net decrease in net assets resulting from distributions	—	(82,231,487)

Capital Share Transactions
Proceeds from shares sold
Class A	7,636,317	21,029,517
Class B	23,042,334	51,943,635
Class E	2,216,650	4,235,980
Net asset value of shares issued through dividend reinvestment
Class A	—	20,658,824
Class B	—	53,116,071
Class E	—	8,456,592
Cost of shares repurchased
Class A	(5,338,997)	(27,487,368)
Class B	(10,937,180)	(58,891,499)
Class E	(1,702,344)	(9,636,280)

Net increase in net assets from capital share transactions	14,916,780	63,425,472

Net Increase (Decrease) in Net Assets	46,793,565	(126,260,606)
Net assets at beginning of period	126,024,346	252,284,952

Net assets at end of period	$172,817,911	$126,024,346

Net assets at end of period includes undistributed (distributions in excess of) net investment income	$(140,213)	$—

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

RCM Technology Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$2.40		$6.82	$5.39	$5.11		$4.62	$4.83

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.00	)+	0.00 +	(0.01)	(0.03)		(0.03)	(0.02)
Net Realized/Unrealized Gain (Loss) on Investments	0.59		(2.19)	1.66	0.31		0.56	(0.19)

Total from Investment Operations	0.59		(2.19)	1.65	0.28		0.53	(0.21)

Less Distributions
Dividends from Net Investment Income	—		(0.72)	—	—		—	—
Distributions from Net Realized Capital Gains	—		(1.51)	(0.22)	—		(0.04)	(0.00	) +

Total Distributions	—		(2.23)	(0.22)	—		(0.04)	(0.00	) +

Net Asset Value, End of Period	$2.99		$2.40	$6.82	$5.39		$5.11	$4.62

Total Return	24.58%		(44.25)%	31.67%	5.48%		11.35%	(4.28)%
Ratio of Expenses to Average Net Assets After Reimbursement	0.97	%*	0.95%	0.95%	1.02%		1.10%	0.96%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.00	%*	0.97%	0.97%	1.06	%(b)	1.19%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02	)%*	0.00%	(0.20)%	(0.57)%		(0.69)%	(0.45)%
Portfolio Turnover Rate	66.8%		181.1%	206.8%	265.0%		290.7%	173.0%
Net Assets, End of Period (in millions)	$40.9		$31.0	$64.8	$184.8		$129.3	$81.8

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$2.34		$6.72	$5.32	$5.05		$4.58	$4.79

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.00	)+	(0.01)	(0.03)	(0.04)		(0.04)	(0.02)
Net Realized/Unrealized Gain (Loss) on Investments	0.57		(2.15)	1.65	0.31		0.55	(0.19)

Total from Investment Operations	0.57		(2.16)	1.62	0.27		0.51	(0.21)

Less Distributions
Dividends from Net Investment Income	—		(0.71)	—	—		—	—
Distributions from Net Realized Capital Gains	—		(1.51)	(0.22)	—		(0.04)	(0.00	) +

Total Distributions	—		(2.22)	(0.22)	—		(0.04)	(0.00	) +

Net Asset Value, End of Period	$2.91		$2.34	$6.72	$5.32		$5.05	$4.58

Total Return	24.36%		(44.45)%	31.52%	5.35%		11.01%	(4.31)%
Ratio of Expenses to Average Net Assets After Reimbursement	1.22	%*	1.20%	1.24%	1.28%		1.35%	1.21%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.25	%*	1.22%	1.27%	1.31	%(b)	1.44%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.27	)%*	(0.25)%	(0.51)%	(0.83)%		(0.95)%	(0.57)%
Portfolio Turnover Rate	66.8%		181.1%	206.8%	265.0%		290.7%	173.0%
Net Assets, End of Period (in millions)	$117.3		$83.7	$160.4	$91.9		$86.5	$100.2

*	Annualized
+	Rounds to less than $0.005 per share
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

RCM Technology Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006		2005	2004
Net Asset Value, Beginning of Period	$2.36		$6.76	$5.34	$5.07		$4.59	$4.80

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.00	)+	(0.01)	(0.03)	(0.04)		(0.04)	(0.02)
Net Realized/Unrealized Gain (Loss) on Investments	0.58		(2.16)	1.67	0.31		0.56	(0.19)

Total from Investment Operations	0.58		(2.17)	1.64	0.27		0.52	(0.21)

Less Distributions
Dividends from Net Investment Income	—		(0.72)	—	—		—	—
Distributions from Net Realized Capital Gains	—		(1.51)	(0.22)	—		(0.04)	(0.00)+

Total Distributions	—		(2.23)	(0.22)	—		(0.04)	(0.00)+

Net Asset Value, End of Period	$2.94		$2.36	$6.76	$5.34		$5.07	$4.59

Total Return	24.58%		(44.49)%	31.78%	5.33%		11.21%	(4.30)%
Ratio of Expenses to Average Net Assets After Reimbursement	1.12	%*	1.09%	1.14%	1.18%		1.25%	1.10%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.15	%*	1.12%	1.18%	1.21	%(b)	1.34%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.17	)%*	(0.15)%	(0.42)%	(0.74)%		(0.85)%	(0.55)%
Portfolio Turnover Rate	66.8%		181.1%	206.8%	265.0%		290.7%	173.0%
Net Assets, End of Period (in millions)	$14.6		$11.2	$27.1	$16.7		$18.6	$20.3

*	Annualized
+	Rounds to less than $0.005 per share
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is RCM Technology Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$27,226,514	$27,226,514

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Options Contracts - A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Portfolio to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Portfolio could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

G. Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts to hedge its portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. Forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

H. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

J. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

K. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

L. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with RCM Capital Management LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$608,493	0.88%	First $500 Million

	0.85%	Over $500 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

1.10%	1.35%	1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	12,944,739	2,872,053	—	(2,130,279)	741,774	13,686,513
12/31/2008	9,503,388	5,159,290	5,408,069	(7,126,008)	3,441,351	12,944,739

Class B

6/30/2009	35,799,892	8,983,828	—	(4,466,354)	4,517,474	40,317,366
12/31/2008	23,872,419	12,665,833	14,240,234	(14,978,594)	11,927,473	35,799,892

Class E

6/30/2009	4,758,230	867,758	—	(668,646)	199,112	4,957,342
12/31/2008	4,007,295	1,029,811	2,243,128	(2,522,004)	750,935	4,758,230

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$95,827,565	$—	$87,675,219

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$186,218,282	$12,966,774	$(9,393,601)	$3,573,173

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$15,793,902	$16,174,530	$—	$16,174,530

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$71,606,917	$5,171,767	$10,624,570	$6,570,889	$82,231,487	$11,742,656

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(53,482,787)	$(27,226,514)	$(80,709,301)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

SSgA Growth and Income ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary

Performance

During the six month period ended June 30, 2009, the Portfolio had a return of 6.59%, 6.61% and 6.70% for Class A, B and E Shares, respectively, versus 9.17%, 3.16% and 8.65% for its benchmarks, the MSCI All Country World (ACWI) Index, the S&P 500® Index and the SSgA Growth and Income ETF Benchmark Index, respectively.

Market Environment/Conditions

Equity markets around the world endured continued disappointment early in 2009. By early March, many popular benchmarks reached levels more than 50% below the peaks they had achieved less than 18 months ago. Weighing on share prices were a sharp deterioration in the global growth outlook; a similarly steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions. But the persistent downward momentum in economic activity began to give rise to questions of its sustainability, particularly with aggressive monetary stimulus and fiscal measures taking ongoing shape in the US, Europe, and Asia. With the Bank of England embarking on a program of direct purchase of securities, defensively positioned investors began to recognize the risks of an upside reversal, and global equity markets caught fire in the second week of March. The US Federal Reserve fanned the flames on March 18 by announcing that it too would buy fixed income securities to expand its balance sheet further.

Moving into the spring, global equity markets finally managed a meaningful rebound after six consecutive quarters of disruption and disappointment. While developed countries around the world were still mired in deep recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities. For equities, the meat of the rally came in April and May, when stock markets around the world posted consistent gains. Overall, double-digit gains were the rule for the full second quarter, with more aggressive asset classes tending to outperform. The strength was particularly robust in non-US equities, which got an additional boost from weakness in the US dollar. Improving growth prospects also brought a stiff rise in yields to government bond markets, particularly in the US, where safe-haven buying of Treasury issues continued to unwind through the second quarter. While government bonds languished, credit instruments enjoyed another strong quarter.

For the first half, most major asset classes finished in positive territory. The strongest asset classes were international equities and high yield bonds. Emerging markets, in particular, surged ahead to achieve gains in excess of 30% while their developed equity counterparts advanced nicely with some help from currency gains. High yield bonds strode forward at nearly the pace of emerging markets as spreads tightened and defaults, while rising, have not increased to levels that offset the comparative yield advantage. Lesser, but still positive returns were found across the fixed income landscape. A pickup in inflation expectations helped Treasury Inflation-Protected Securities (“TIPS”)

achieve solid returns, and investment grade credit edged out aggregate bonds with modestly positive performance. The notable laggard during the first half was real estate investment trusts (“REITs”), which, despite a strong rebound in the second quarter, remained underwater due to dismal first quarter results.

Portfolio Review/Current Positioning

The Portfolio is structured with a broadly diversified mix of exchange traded funds (ETFs) covering the global equity, bond, and real asset classes. The Growth and Income ETF Portfolio is managed relative to a strategic benchmark consisting of 60% equities and 40% fixed income. On top of these strategic allocations, we develop thematic tactical positions as a source of value added.

At the start of 2009, the Portfolio was positioned slightly overweight to equities, underweight to REITs, and modestly overweight to bonds via the credit, high yield and inflation-protected sectors. As markets continued their unabated descent during January and February, we took this as an opportunity to add to our equity and investment-grade credit positions. Within equities, we favored large cap stocks over small and mid cap stocks throughout the period. Later in the first half, we took some profit from our high yield position in order to reduce the underweight to REITs, which had been among the worst performing asset classes in the first quarter. Additionally, we adjusted tactical exposures in the international sphere, by building up an overweight to emerging market equities with an offsetting underweight to international developed equities.

The Portfolio finished the first half in positive territory overall but lagged its custom benchmark. The results of our tactical positioning provided a net benefit to the Portfolio. Key contributors from a tactical perspective were the overweight to emerging markets and our allocations within bonds. Underweighting aggregate bonds in favor of spread product proved profitable as the returns to our credit, high yield, and TIPS positions beat out core aggregate bonds. Conversely, our positioning within US stocks detracted from performance as both small and mid caps outperformed large cap stocks. Although our tactical positioning added value in the first half of 2009, the Portfolio overall still trailed its custom benchmark as a result of some tracking error experienced by a few of the underlying ETFs. Specifically, the core aggregate bond ETF and high yield bond ETF lagged their respective benchmarks which contributed to the relative underperformance of the Portfolio. Exchange Traded Funds (ETFs), unlike straight mutual funds, are traded in a public market throughout the day. Its value at the end of the day is the last trading price, rather than the net asset value of the underlying securities as with a mutual fund. There are times—due to a short-term imbalance in the demand for a particular ETF—when that ETF will sell at a higher (at a premium) or lower (at a discount) price than the actual net asset value of the ETF’s underlying securities. These situations generally rectify themselves quickly through market action.

Alistair Lowe

Executive Vice President

Daniel Farley, CFA

Managing Director

SSgA Funds Management, Inc.

1

SSgA Growth and Income ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary (continued)

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
SPDR Trust Series 1	26.61%
Vanguard Total Bond Market ETF	18.77%
SPDR Lehman High Yield Bond ETF	11.09%
iShares MSCI EAFE Index Fund	8.95%
Vanguard Emerging Markets ETF	8.90%
iShares S&P 500 Index Fund	5.95%
iShares Lehman Treasury Inflation Protected Securities Fund	4.92%
iShares S&P SmallCap 600 Index Fund	2.03%
Vanguard REIT ETF	2.03%
SPDR S&P International Small Cap ETF	1.98%

2

SSgA Growth and Income ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary (continued)

SSgA Growth and Income ETF Portfolio managed by

SSgA Funds Management, Inc. vs. MSCI ACWI (All Country World Index) (net)1, S&P 500® Index2 and SSgA Growth and Income ETF Benchmark Index3

Growth Based on $10,000+

		Average Annual Return[4] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[5]
	SSgA Growth and Income ETF Portfolio—Class A	6.59%	-13.24%	-2.45%	-3.12%
—	Class B	6.61%	-13.44%	-2.65%	-1.18%
	Class E	6.70%	-13.37%	-2.58%	-3.24%
- -	MSCI ACWI (All Country World Index) (net)[1]	9.17%	-29.32%	-7.05%	-3.34%
—	S&P 500® Index[2]	3.16%	-26.21%	-8.22%	-5.46%
- -	SSgA Growth and Income ETF Benchmark Index[3]	8.65%	-14.56%	-2.26%	-0.76%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The MSCI ACWI (All Country World Index) (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3The SSgA Growth and Income ETF Benchmark Index is comprised of 30% S&P 500® Index, 2% S&P® Mid Cap Index, 3% S&P 600® Index, 13% MSCI World ex. U.S. (net), 2% S&P/Citigroup World Ex. U.S. Range <2 billion USD Index

(Gross), 5% MSCI Emerging Markets (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 23% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital High Yield Very Liquid Index, 5% Barclays Capital U.S. TIPS Index, and 2% Barclays Capital 1-3 Month U.S. Treasury Bill Index.

The S&P® Mid Cap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The S&P 600® Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market.

The MSCI World ex-U.S. Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The S&P/Citigroup World Ex-U.S. Range <2 Billion USD Index (Gross) is a float-adjusted market capitalization weighted index that defines and measures the investable universe of small-cap, publicly traded companies domiciled in countries outside the U.S.

The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index (net)SM is an unmanaged market capitalization weighed equity index composed of companies that are representative of the market structure of the following 24 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

3

SSgA Growth and Income ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary (continued)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations.

The Dow Jones Wilshire Ex-U.S. Real Estate Securities IndexSM is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States.

The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quase-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are high-yield using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more outstanding face value.

The Barclays Capital U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities.

The Barclays Capital 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 10/3/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

4

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

SSgA Growth and Income ETF Portfolio

Class A
Actual	0.38%	$1,000.00	$1,065.90	$1.95
Hypothetical	0.38%	1,000.00	1,022.91	1.91

Class B
Actual	0.63%	$1,000.00	$1,066.10	$3.23
Hypothetical	0.63%	1,000.00	1,021.67	3.16

Class E
Actual	0.53%	$1,000.00	$1,067.00	$2.72
Hypothetical	0.53%	1,000.00	1,022.17	2.66

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

5

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 97.0%
iShares Barclays 1-3 Year Credit Bond Fund	51,900	$5,349,333
iShares iBoxx $ Investment Grade Corporate Bond Fund	54,800	5,495,344
iShares Lehman Treasury Inflation Protected Securities Fund	173,400	17,622,642
iShares MSCI Canada Index Fund	137,800	2,951,676
iShares MSCI EAFE Index Fund	698,700	32,007,447
iShares S&P 500 Index Fund	230,700	21,284,382
iShares S&P SmallCap 600 Index Fund	164,000	7,293,080
Midcap SPDR Trust Series 1	34,400	3,622,664
SPDR DJ Wilshire International Real Estate ETF(a)	112,800	3,240,744
SPDR Lehman High Yield Bond ETF	1,121,510	39,465,937
SPDR S&P International Small Cap ETF	334,900	7,119,974
SPDR Trust Series 1(a)	1,034,400	95,082,048
Vanguard Emerging Markets ETF	1,000,300	31,829,546
Vanguard REIT ETF	234,700	7,278,047
Vanguard Total Bond Market ETF	863,700	67,100,853

Total Investment Company Securities (Cost $359,666,326)		346,743,717

Security Description	Shares	Value

Short-Term Investments - 4.7%
Mutual Funds - 4.7%
Aim Prime Fund	14,426,214	$14,426,214
State Street Navigator Securities Lending Trust Prime Portfolio(b)	2,242,013	2,242,013

Total Short-Term Investments (Cost $16,668,227)		16,668,227

TOTAL INVESTMENTS - 101.7% (Cost $376,334,553)		363,411,944

Other Assets and Liabilities (net) - (1.7)%		(6,175,759)

NET ASSETS - 100.0%		$357,236,185

Portfolio Footnotes:

(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements

6

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$346,743,717	$—	$—	$346,743,717
Short-Term Investments Mutual Funds	2,242,013	14,426,214	—	16,668,227
Total Short-Term Investments	2,242,013	14,426,214	—	16,668,227
TOTAL INVESTMENTS	$348,985,730	$14,426,214	$—	$363,411,944

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

SSgA Growth and Income ETF Portfolio
Assets
Investments, at value (a)(b)	$363,411,944
Receivable for investments sold	2,087,289
Receivable for Trust shares sold	2,641,656
Dividends receivable	625,610
Interest receivable	2,383

Total assets	368,768,882

Liabilities
Payables for:
Investments purchased	9,078,113
Trust shares redeemed	50,184
Distribution and services fees—Class B	67,914
Distribution and services fees—Class E	378
Collateral for securities on loan	2,242,013
Management fee	83,076
Administration fee	1,964
Custodian and accounting fees	3,422
Deferred trustee fees	3,427
Accrued expenses	2,206

Total liabilities	11,532,697

Net Assets	$357,236,185

Net Assets Represented by
Paid in surplus	$380,444,254
Accumulated net realized loss	(14,538,950)
Unrealized depreciation on investments	(12,922,609)
Undistributed net investment income	4,253,490

Total	$357,236,185

Net Assets
Class A	$3,441,289

Class B	350,629,092

Class E	3,165,804

Capital Shares Outstanding
Class A	389,963

Class B	39,797,124

Class E	359,420

Net Asset Value and Offering Price Per Share
Class A	$8.82

Class B	8.81

Class E	8.81

(a) Investments at cost	$376,334,553
(b) Includes cash collateral for securities loaned of	2,242,013

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

SSgA Growth and Income ETF Portfolio
Investment Income
Dividends from Underlying ETFs	$4,886,644
Interest (1)	85,315

Total investment income	4,971,959

Expenses
Management fee	380,751
Administration fees	11,901
Custodian and accounting fees	14,009
Distribution and services fees—Class B	282,168
Distribution and services fees—Class E	1,931
Audit and tax services	15,039
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	18,272
Other	2,556

Total expenses	753,060
Less management fee waiver	(34,614)

Net expenses	718,446

Net investment income	4,253,513

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(10,202,667)

Net realized loss on investments	(10,202,667)

Net change in unrealized appreciation on:
Investments	28,993,271

Net change in unrealized appreciation on investments	28,993,271

Net realized and unrealized gain on investments	18,790,604

Net Increase in Net Assets from Operations	$23,044,117

(1) Interest income includes securities lending net income of:	$69,254

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SSgA Growth and Income ETF Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$4,253,513	$5,557,099
Net realized loss on investments from Underlying ETFs	(10,202,667)	(4,336,140)
Net change in unrealized appreciation (depreciation) on investments	28,993,271	(60,956,068)

Net increase (decrease) in net assets resulting from operations	23,044,117	(59,735,109)

Distributions to Shareholders
From net investment income
Class A	(66,608)	(34,375)
Class B	(5,427,072)	(3,813,713)
Class E	(63,412)	(44,337)
From net realized gains
Class A	—	(37,296)
Class B	—	(4,739,522)
Class E	—	(50,540)

Net decrease in net assets resulting from distributions	(5,557,092)	(8,719,783)

Capital Share Transactions
Proceeds from shares sold
Class A	1,633,868	4,346,856
Class B	171,714,871	27,573,905
Class E	805,444	2,174,288
Net asset value of shares issued through dividend reinvestment
Class A	66,608	71,671
Class B	5,427,072	8,553,235
Class E	63,412	94,877
Cost of shares repurchased
Class A	(428,734)	(3,276,793)
Class B	(15,955,708)	(30,602,108)
Class E	(307,681)	(810,261)

Net increase in net assets from capital share transactions	163,019,152	8,125,670

Net Increase (Decrease) in Net Assets	180,506,177	(60,329,222)
Net assets at beginning of period	176,730,008	237,059,230

Net assets at end of period	$357,236,185	$176,730,008

Net assets at end of period includes undistributed net investment income	$4,253,490	$5,557,069

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

SSgA Growth and Income ETF Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008		2007		2006(b)
Net Asset Value, Beginning of Period	$8.49	$11.80		$11.13		$10.56

Income (Loss) from Investment Operations
Net Investment Income(a)	0.16	0.30		0.32		0.25
Net Realized/Unrealized Gain (Loss) on Investments	0.38	(3.15)		0.35		0.47

Total from Investment Operations	0.54	(2.85)		0.67		0.72

Less Distributions
Dividends from Net Investment Income	(0.21)	(0.22)		(0.00	)+	(0.15)
Distributions from Net Realized Capital Gains	—	(0.24)		(0.00	)+	—

Total Distributions	(0.21)	(0.46)		(0.00	)+	(0.15)

Net Asset Value, End of Period	$8.82	$8.49		$11.80		$11.13

Total Return	6.59%	(24.87)%		5.76%		6.81%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.38%*	0.51%		0.54%		0.56%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.41%*	0.52	%(d)	0.56	%(d)	0.66%*
Ratio of Net Investment Income to Average Net Assets(g)	3.80%*	2.97%		2.67%		3.42%*
Portfolio Turnover Rate	10.4%	165.9%		37.3%		23.2%
Net Assets, End of Period (in millions)	$3.4	$2.0		$1.6		$0.2

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008		2007		2006	2005(c)
Net Asset Value, Beginning of Period	$8.47	$11.77		$11.13		$10.11	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15	0.27		0.20		0.17	0.09
Net Realized/Unrealized Gain (Loss) on Investments	0.38	(3.14)		0.44		1.02	0.08

Total from Investment Operations	0.53	(2.87)		0.64		1.19	0.17

Less Distributions
Dividends from Net Investment Income	(0.19)	(0.19)		(0.00	)+	(0.16)	(0.06)
Distributions from Net Realized Capital Gains	—	(0.24)		(0.00	)+	(0.01)	—

Total Distributions	(0.19)	(0.43)		(0.00	)+	(0.17)	(0.06)

Net Asset Value, End of Period	$8.81	$8.47		$11.77		$11.13	$10.11

Total Return	6.61%	(25.06)%		5.40%		11.73%	1.65%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.63%*	0.75%		0.77%		0.80%	0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.66%*	0.78	%(d)	0.79	%(d)	0.84%	3.73%*
Ratio of Net Investment Income to Average Net Assets(g)	3.69%*	2.64%		1.73%		1.65%	3.31%*
Portfolio Turnover Rate	10.4%	165.9%		37.3%		23.2%	3.5%
Net Assets, End of Period (in millions)	$350.6	$172.3		$233.5		$203.6	$7.2

*	Annualized
+	Rounds to less $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Commencement of operations—10/03/2005.
(d)	Excludes effect of deferred expense reimbursement—See Note 3 of financial statements.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

SSgA Growth and Income ETF Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008		2007		2006(b)
Net Asset Value, Beginning of Period	$8.47	$11.77		$11.12		$10.56

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15	0.31		0.23		0.18
Net Realized/Unrealized Gain (Loss) on Investments	0.39	(3.16)		0.42		0.52

Total from Investment Operations	0.54	(2.85)		0.65		0.70

Less Distributions
Dividends from Net Investment Income	(0.20)	(0.21)		(0.00	)+	(0.14)
Distributions from Net Realized Capital Gains	—	(0.24)		(0.00	)+	—

Total Distributions	(0.20)	(0.45)		(0.00	)+	(0.14)

Net Asset Value, End of Period	$8.81	$8.47		$11.77		$11.12

Total Return	6.70%	(25.01)%		5.58%		6.65%
Ratio of Expenses to Average Net Assets After Reimbursement(d)	0.53%*	0.65%		0.67%		0.70%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e)	0.56%*	0.68	%(c)	0.69	%(c)	0.79%*
Ratio of Net Investment Income to Average Net Assets(f)	3.60%*	3.09%		1.98%		2.52%*
Portfolio Turnover Rate	10.4%	165.9%		37.3%		23.2%
Net Assets, End of Period (in millions)	$3.2	$2.5		$1.9		$1.1

*	Annualized
+	Rounds to less $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Excludes effect of deferred expense reimbursement—See Note 3 of financial statements.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is SSgA Growth and Income ETF Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, series of the iShares® Trust, iShares®, Inc., Standard and Poors Depositary Receipts of the SPDR® Trust, Series 1 and Vanguard ETFs of the Vanguard® Index Funds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying ETFs are valued at the closing market quotation for their shares.

The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for the Underlying ETFs.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying ETFs are recorded on the ex-date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$1,954,861	$1,954,861

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Repurchase Agreement - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

G. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

Due to the affiliation between the Portfolio’s adviser, SSgA Funds Management, Inc. and State Street Bank and Trust Company, the Portfolio relies on an exemptive order issued by the Securities and Exchange Commission to State Street Bank and Trust Company, State Street Navigator Securities Lending Trust (“Navigator Trust”) and the SSgA Funds that permits certain registered investment companies, including the Portfolio, to use cash collateral from securities lending transactions to purchase shares of one of more series of Navigator Trust and to pay fees based on a share of the revenue generated from securities lending transactions to State Street Bank and Trust Company.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with SSgA Funds Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio. The Adviser is an affiliate of State Street Bank and Trust Company, the administrator and custodian of the Trust.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the year ended June 30, 2009	% per annum	Average Daily Net Assets

$380,751	0.33%	First $500 Million

	0.30%	Over $500 Million

The Manager agreed to contractually waive a portion of the management fee paid by the Portfolio through April 30, 2010. This waiver reduces the management fee on the first $500 million of the Portfolio’s average daily net assets from 0.33% to 0.30%. Prior to September 2, 2008, the management fee paid by the Portfolio was 0.45% for the first $300 Million, 0.43% for the next $300 Million and 0.40% for assets over $600 Million.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Portfolio’s business, and Underlying ETFs’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

0.55%	0.80%	0.70%

The amount waived for the period ended June 30, 2009 are shown as management fee waiver in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	235,246	202,144	8,254	(55,681)	154,717	389,963
12/31/2008	138,657	436,599	6,474	(346,484)	96,589	235,246

Class B

6/30/2009	20,339,163	20,752,489	673,334	(1,967,862)	19,457,961	39,797,124
12/31/2008	19,846,712	2,784,934	773,349	(3,065,832)	492,451	20,339,163

Class E

6/30/2009	292,533	96,891	7,867	(37,871)	66,887	359,420
12/31/2008	159,864	206,988	8,586	(82,905)	132,669	292,533

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$179,413,851	$—	$24,171,046

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$376,334,553	$3,835,368	$(16,757,977)	$(12,922,609)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$2,190,117	$2,242,013	$—	$2,242,013

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$4,092,032	$1,006	$4,627,751	$16,077	$8,719,783	$17,083

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$5,557,069	$—	$(44,297,302)	$(1,954,861)	$(40,695,094)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying ETFs, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

9. Market, Credit and Counterparty Risk - continued

owned by the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Underlying ETFs have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying ETFs to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying ETFs’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying ETFs’ Statements of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

SSgA Growth ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary

Performance

During the six month period ended June 30, 2009, the Portfolio had a return of 7.33%, 7.19% and 7.29% for Class A, B and E Shares, respectively, versus 9.17%, 3.16% and 8.53% for its benchmarks, the MSCI All Country World (ACWI) Index, the S&P 500® Index and the SSgA Growth ETF Benchmark, respectively.

Market Environment/Conditions

Equity markets around the world endured continued disappointment early in 2009. By early March, many popular benchmarks reached levels more than 50% below the peaks they had achieved less than 18 months ago. Weighing on share prices were a sharp deterioration in the global growth outlook; a similarly steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions. But the persistent downward momentum in economic activity began to give rise to questions of its sustainability, particularly with aggressive monetary stimulus and fiscal measures taking ongoing shape in the US, Europe, and Asia. With the Bank of England embarking on a program of direct purchase of securities, defensively positioned investors began to recognize the risks of an upside reversal, and global equity markets caught fire in the second week of March. The US Federal Reserve fanned the flames on March 18 by announcing that it too would buy fixed income securities to expand its balance sheet further.

Moving into the spring, global equity markets finally managed a meaningful rebound after six consecutive quarters of disruption and disappointment. While developed countries around the world were still mired in deep recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities. For equities, the meat of the rally came in April and May, when stock markets around the world posted consistent gains. Overall, double-digit gains were the rule for the full second quarter, with more aggressive asset classes tending to outperform. The strength was particularly robust in non-US equities, which got an additional boost from weakness in the US dollar. Improving growth prospects also brought a stiff rise in yields to government bond markets, particularly in the US, where safe-haven buying of Treasury issues continued to unwind through the second quarter. While government bonds languished, credit instruments enjoyed another strong quarter.

For the first half, most major asset classes finished in positive territory. The strongest asset classes were international equities and high yield bonds. Emerging markets, in particular, surged ahead to achieve gains in excess of 30% while their developed equity counterparts advanced nicely with some help from currency gains. High yield bonds strode forward at nearly the pace of emerging markets as spreads tightened and defaults, while rising, have not increased to levels that offset the comparative yield advantage. Lesser, but still positive returns were found across the fixed income landscape. A pickup in inflation expectations helped Treasury Inflation-Protected Securities (“TIPS”)

achieve solid returns, and investment grade credit edged out aggregate bonds with modestly positive performance. The notable laggard during the first half was real estate investment trusts (”REITs”), which, despite a strong rebound in the second quarter, remained underwater due to dismal first quarter results.

Portfolio Review/Current Positioning

The Portfolio is structured with a broadly diversified mix of exchange traded funds (ETFs) covering the global equity, bond, and real asset classes. The Growth ETF Portfolio is managed relative to a strategic benchmark consisting of 80% equities and 20% fixed income. On top of these strategic allocations, we develop thematic tactical positions as a source of value added.

At the start of 2009, the Portfolio was positioned slightly overweight to equities, underweight to REITs, and modestly overweight to bonds via the credit, high yield and inflation-protected sectors. As markets continued their unabated descent during January and February, we took this as an opportunity to add to our equity and investment-grade credit positions. Within equities, we favored large cap stocks over small and mid cap stocks throughout the period. Later in the first half, we took some profit from our high yield position in order to reduce the underweight to REITs, which had been among the worst performing asset classes in the first quarter. Additionally, we adjusted tactical exposures in the international sphere, by building up an overweight to emerging market equities with an offsetting underweight to international developed equities.

The Portfolio finished the first half in positive territory overall but lagged its custom benchmark. The results of our tactical positioning provided a net benefit to the Portfolio. Key contributors from a tactical perspective were the overweight to emerging markets and our allocations within bonds. Underweighting aggregate bonds in favor of spread product proved profitable as the returns to our credit, high yield, and TIPS positions beat out core aggregate bonds. Conversely, our positioning within US stocks detracted from performance as both small and mid caps outperformed large cap stocks. Although our tactical positioning added value in the first half of 2009, the Portfolio overall still trailed its custom benchmark as a result of some tracking error experienced by a few of the underlying ETFs. Specifically, the core aggregate bond ETF and high yield bond ETF lagged their respective benchmarks which contributed to the relative underperformance of the Portfolio. Exchange Traded Funds (ETFs), unlike straight mutual funds, are traded in a public market throughout the day. Its value at the end of the day is the last trading price, rather than the net asset value of the underlying securities as with a mutual fund. There are times—due to a short-term imbalance in the demand for a particular ETF—when that ETF will sell at a higher (at a premium) or lower (at a discount) price than the actual net asset value of the ETF’s underlying securities. These situations generally rectify themselves quickly through market action.

Alistar Lowe

Executive Vice President

Daniel Farley, CFA

Managing Director

SSgA Funds Management, Inc.

1

SSgA Growth ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary (continued)

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
SPDR Trust Series 1	28.34%
iShares MSCI EAFE Index Fund	15.46%
Vanguard Emerging Markets ETF	10.90%
iShares S&P 500 Index Fund	9.44%
SPDR Lehman High Yield Bond ETF	5.98%
Vanguard Total Bond Market ETF	5.89%
iShares S&P SmallCap 600 Index Fund	3.99%
SPDR S&P International Small Cap ETF	3.00%
iShares Lehman Treasury Inflation Protected Securities Fund	2.97%
Midcap SPDR Trust Series I	2.35%

2

SSgA Growth ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary (continued)

SSgA Growth ETF Portfolio managed by

SSgA Funds Management, Inc. vs. MSCI ACWI (All Country World Index)1,

S&P 500® Index2 and SSgA Growth ETF Benchmark3

Growth Based on $10,000+

		Average Annual Return[4] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[5]
	SSgA Growth ETF Portfolio—Class A	7.33%	-19.71%	-5.47%	-6.11%
—	Class B	7.19%	-19.87%	-5.69%	-3.31%
	Class E	7.29%	-19.79%	-5.61%	-6.24%
- -	MSCI ACWI (All Country World Index) (net)[1]	9.17%	-29.32%	-7.05%	-3.34%
—	S&P 500® Index[2]	3.16%	-26.21%	-8.22%	-5.46%
- -	SSgA Growth ETF Benchmark[3]	8.53%	-20.30%	-5.26%	-2.68%

+The chart reflects the performance of Class B shares of the Portfolio. The Performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3The SSgA Growth ETF Benchmark is comprised of 35% S&P 500® Index, 5% S&P® Mid Cap Index, 5% S&P 600® Index, 20% MSCI World ex. U.S. (net), 3% S&P/Citigroup World Ex. U.S. Range <2 billion USD Index (Gross), 7% MSCI Emerging Markets (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 10% Barclays Capital U.S. Aggregate Bond Index, 5% Barclays Capital High Yield Very Liquid Index, 3% Barclays Capital U.S. TIPS Index, and 2% Barclays Capital 1-3 Month U.S. Treasury Bill Index.

The S&P® Mid Cap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The S&P 600® Index is a capitalization-weighted index which measures the performance of the small-cap range of the U.S. stock market.

The MSCI World ex-U.S. Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

The S&P/Citigroup World Ex-U.S. Range <2 Billion USD Index (Gross) is a float-adjusted market capitalization weighted index that defines and measures the investable universe of small-cap, publicly traded companies domiciled in countries outside the U.S.

The Morgan Stanley Capital International (MSCI) Emerging Markets (EMF) Index (net)SM is an unmanaged market capitalization weighed equity index composed of companies that are representative of the market structure of the following 22 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru,

3

SSgA Growth ETF Portfolio	For the period ended 6/30/09
Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary (continued)

Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations.

The Dow Jones Wilshire Ex-U.S. Real Estate Securities IndexSM is a float adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries excluding the United States.

The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quase-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are high-yield using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more outstanding face value.

The Barclays Capital U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities.

The Barclays Capital 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 10/3/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

4

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

SSgA Growth ETF Portfolio

Class A
Actual	0.40%	$1,000.00	$1,073.30	$2.06
Hypothetical	0.40%	1,000.00	1,022.81	2.01

Class B
Actual	0.64%	$1,000.00	$1,071.90	$3.29
Hypothetical	0.64%	1,000.00	1,021.62	3.21

Class E
Actual	0.55%	$1,000.00	$1,072.90	$2.83
Hypothetical	0.55%	1,000.00	1,022.07	2.76

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

5

Met Investors Series Trust

SSgA Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Investment Company Securities - 97.3%
iShares Barclays 1-3 Year Credit Bond Fund	38,400	$3,957,888
iShares iBoxx $ Investment Grade Corporate Bond Fund	42,200	4,231,816
iShares Lehman Treasury Inflation Protected Securities Fund	81,900	8,323,497
iShares MSCI Canada Index Fund	192,200	4,116,924
iShares MSCI EAFE Index Fund	944,500	43,267,545
iShares S&P 500 Index Fund	286,400	26,423,264
iShares S&P MidCap 400 Index Fund	78,200	4,519,178
iShares S&P SmallCap 600 Index Fund	250,800	11,153,076
Midcap SPDR Trust Series 1	62,500	6,581,875
SPDR DJ Wilshire International Real Estate ETF(a)	93,700	2,692,001
SPDR Lehman High Yield Bond ETF	475,700	16,739,883
SPDR S&P International Small Cap ETF	395,300	8,404,078
SPDR Trust Series 1(a)	863,000	79,326,960
Vanguard Emerging Markets ETF	963,400	30,655,388
Vanguard REIT ETF	176,900	5,485,669
Vanguard Total Bond Market ETF	212,200	16,485,818

Total Investment Company Securities (Cost $299,757,631)		272,364,860

Security Description	Shares/Par Amount	Value

Short-Term Investments - 4.2%
Mutual Funds - 4.2%
Aim Prime Fund	$11,386,158	$11,386,158
State Street Navigator Securities Lending Trust Prime Portfolio(b)	396,548	396,548

Total Short-Term Investments (Cost $11,782,706)		11,782,706

TOTAL INVESTMENTS - 101.5% (Cost $311,540,337)		284,147,566

Other Assets and Liabilities (net) - (1.5)%		(4,281,825)

NET ASSETS - 100.0%		$279,865,741

Portfolio Footnotes:

(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements

6

Met Investors Series Trust

SSgA Growth ETF Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Company Securities	$272,364,860	$—	$—	$272,364,860
Short-Term Investments Mutual Funds	396,548	11,386,158	—	11,782,706
Total Short-Term Investments	396,548	11,386,158	—	11,782,706
TOTAL INVESTMENTS	$272,761,408	$11,386,158	$—	$284,147,566

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

SSgA Growth ETF Portfolio
Assets
Investments, at value (a)(b)	$284,147,566
Receivable for investments sold	1,756,265
Receivable for Trust shares sold	1,210,918
Dividends receivable	553,928
Interest receivable	1,314

Total assets	287,669,991

Liabilities
Payables for:
Investments purchased	7,253,288
Trust shares redeemed	18,161
Distribution and services fees—Class B	54,471
Distribution and services fees—Class E	402
Collateral for securities on loan	396,548
Management fee	66,586
Administration fee	1,964
Custodian and accounting fees	3,571
Deferred trustee fees	3,427
Accrued expenses	5,832

Total liabilities	7,804,250

Net Assets	$279,865,741

Net Assets Represented by
Paid in surplus	$315,364,789
Accumulated net realized loss	(11,034,111)
Unrealized depreciation on investments	(27,392,771)
Undistributed net investment income	2,927,834

Total	$279,865,741

Net Assets
Class A	$1,692,801

Class B	274,930,411

Class E	3,242,529

Capital Shares Outstanding
Class A	206,858

Class B	33,641,238

Class E	396,709

Net Asset Value and Offering Price Per Share
Class A	$8.18

Class B	8.17

Class E	8.17

(a) Investments at cost	$311,540,337
(b) Includes cash collateral for securities loaned of	396,548

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

SSgA Growth ETF Portfolio
Investment Income
Dividends from Underlying ETFs	$3,455,054
Interest (1)	81,625

Total investment income	3,536,679

Expenses
Management fee	313,323
Administration fees	11,901
Custodian and accounting fees	14,131
Distribution and services fees—Class B	232,548
Distribution and services fees—Class E	2,058
Audit and tax services	15,039
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	19,229
Other	2,660

Total expenses	637,322
Less management fee waiver	(28,484)

Net expenses	608,838

Net investment income	2,927,841

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on:
Investments	(8,014,596)

Net realized loss on investments	(8,014,596)

Net change in unrealized appreciation on:
Investments	25,829,550

Net change in unrealized appreciation on investments	25,829,550

Net realized and unrealized gain on investments	17,814,954

Net Increase in Net Assets from Operations	$20,742,795

(1) Interest income includes securities lending net income of:	$69,236

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

SSgA Growth ETF Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,927,841	$4,140,681
Net realized loss on investments and Underlying ETFs	(8,014,596)	(3,016,099)
Net change in unrealized appreciation (depreciation) on investments	25,829,550	(81,412,242)

Net increase (decrease) in net assets resulting from operations	20,742,795	(80,287,660)

Distributions to Shareholders
From net investment income
Class A	(26,348)	(22,251)
Class B	(4,051,668)	(3,129,750)
Class E	(62,641)	(53,827)
From net realized gains
Class A	—	(27,827)
Class B	—	(4,701,290)
Class E	—	(71,893)

Net decrease in net assets resulting from distributions	(4,140,657)	(8,006,838)

Capital Share Transactions
Proceeds from shares sold
Class A	1,000,847	1,044,206
Class B	118,063,162	13,601,892
Class E	697,125	2,037,280
Net asset value of shares issued through dividend reinvestment
Class A	26,348	50,078
Class B	4,051,668	7,831,040
Class E	62,641	125,720
Cost of shares repurchased
Class A	(423,272)	(1,028,144)
Class B	(16,767,079)	(35,669,830)
Class E	(384,761)	(1,494,810)

Net increase (decrease) in net assets from capital share transactions	106,326,679	(13,502,568)

Net Increase (Decrease) in Net Assets	122,928,817	(101,797,066)
Net assets at beginning of period	156,936,924	258,733,990

Net assets at end of period	$279,865,741	$156,936,924

Net assets at end of period includes undistributed net investment income	$2,927,834	$4,140,650

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

SSgA Growth ETF Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008		2007		2006(b)
Net Asset Value, Beginning of Period	$7.81	$12.09		$11.39		$10.76

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.24		0.22		0.25
Net Realized/Unrealized Gain (Loss) on Investments	0.42	(4.09)		0.48		0.53

Total from Investment Operations	0.55	(3.85)		0.70		0.78

Less Distributions
Dividends from Net Investment Income	(0.18)	(0.19)		—		(0.12)
Distributions from Net Realized Capital Gains	—	(0.24)		—		(0.03)

Total Distributions	(0.18)	(0.43)		—		(0.15)

Net Asset Value, End of Period	$8.18	$7.81		$12.09		$11.39

Total Return	7.33%	(32.84)%		6.15%		7.20%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.40%*	0.50%		0.53%		0.57%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.43%*	0.52	%(d)	0.54	%(d)	0.63%*
Ratio of Net Investment Income to Average Net Assets(g)	3.45%*	2.35%		1.85%		3.33%*
Portfolio Turnover Rate	12.0%	140.3%		20.2%		27.7%
Net Assets, End of Period (in millions)	$1.7	$1.0		$1.5		$0.3

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008		2007		2006	2005(c)
Net Asset Value, Beginning of Period	$7.79	$12.06		$11.39		$10.14	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.20		0.15		0.13	0.10
Net Realized/Unrealized Gain (Loss) on Investments	0.42	(4.07)		0.52		1.28	0.10

Total from Investment Operations	0.54	(3.87)		0.67		1.41	0.20

Less Distributions
Dividends from Net Investment Income	(0.16)	(0.16)		—		(0.12)	(0.06)
Distributions from Net Realized Capital Gains	—	(0.24)		—		(0.04)	—

Total Distributions	(0.16)	(0.40)		—		(0.16)	(0.06)

Net Asset Value, End of Period	$8.17	$7.79		$12.06		$11.39	$10.14

Total Return	7.19%	(32.97)%		5.88%		13.85%	2.04%
Ratio of Expenses to Average Net Assets After Reimbursement(e)	0.64%*	0.75%		0.77%		0.80%	0.80%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(f)	0.67%*	0.77	%(d)	0.78	%(d)	0.82%	2.59%*
Ratio of Net Investment Income to Average Net Assets(g)	3.08%*	1.99%		1.25%		1.21%	3.85%*
Portfolio Turnover Rate	12.0%	140.3%		20.2%		27.7%	6.2%
Net Assets, End of Period (in millions)	$274.9	$153.2		$253.7		$235.3	$11.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Commencement of operations—10/03/2005.
(d)	Excludes effect of deferred expense reimbursement—See Note 3 of financial statements.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

SSgA Growth ETF Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008		2007		2006(b)
Net Asset Value, Beginning of Period	$7.79	$12.07		$11.39		$10.76

Income (Loss) from Investment Operations
Net Investment Income(a)	0.11	0.23		0.21		0.18
Net Realized/Unrealized Gain (Loss) on Investments	0.44	(4.09)		0.47		0.60

Total from Investment Operations	0.55	(3.86)		0.68		0.78

Less Distributions
Dividends from Net Investment Income	(0.17)	(0.18)		—		(0.12)
Distributions from Net Realized Capital Gains	—	(0.24)		—		(0.03)

Total Distributions	(0.17)	(0.42)		—		(0.15)

Net Asset Value, End of Period	$8.17	$7.79		$12.07		$11.39

Total Return	7.29%	(32.91)%		5.97%		7.15%
Ratio of Expenses to Average Net Assets After Reimbursement(d)	0.55%*	0.65%		0.68%		0.72%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(e)	0.58%*	0.67	%(c)	0.69	%(c)	0.77%*
Ratio of Net Investment Income to Average Net Assets(f)	2.96%*	2.28%		1.70%		2.38%*
Portfolio Turnover Rate	12.0%	140.3%		20.2%		27.7%
Net Assets, End of Period (in millions)	$3.2	$2.7		$3.5		$1.2

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Excludes effect of deferred expense reimbursement—See Note 3 of financial statements.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is SSgA Growth ETF Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C is not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, series of the iShares® Trust, iShares®, Inc., Standard and Poors Depositary Receipts of the SPDR® Trust, Series 1 and Vanguard ETFs of the Vanguard® Index Funds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Investments in the Underlying ETFs are valued at the closing market quotation for their shares.

The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying ETFs are recorded on the ex-date.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$1,894,400	$1,894,400

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

Due to the affiliation between the Portfolio’s adviser, SSgA Funds Management, Inc. and State Street Bank and Trust Company, the Portfolio relies on an exemptive order issued by the Securities and Exchange Commission to State Street Bank and Trust Company, State Street Navigator Securities Lending Trust (“Navigator Trust”) and the SSgA Funds that permits certain registered investment companies, including the Portfolio, to use cash collateral from securities lending transactions to purchase shares of one of more series of Navigator Trust and to pay fees based on a share of the revenue generated from securities lending transactions to State Street Bank and Trust Company.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with SSgA Funds Management, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio. The Adviser is an affiliate of State Street Bank and Trust Company, the administrator and custodian of the Trust.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the year ended June 30, 2009	% per annum	Average Daily Net Assets

$313,323	0.33%	First $	500 Million

	0.30%	Over $	500 Million

The Manager agreed to contractually waive a portion of the management fee paid by the Portfolio through April 30, 2010. This waiver reduces the management fee on the first $500 million of the Portfolio’s average daily net assets from 0.33% to 0.30%. Prior to September 2, 2008, the management fee paid by the Portfolio was 0.45% for the first $300 Million, 0.43% for the next $300 Million and 0.40% for assets over $600 Million.

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying ETFs’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

0.55%	0.80%	0.70%

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

The amount waived for the period ended June 30, 2009 is shown as management fee waiver in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to Reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase in Shares Outstanding	Ending Shares

Class A

6/30/2009	132,540	128,816	3,580	(58,078)	74,318	206,858
12/31/2008	123,855	107,746	4,475	(103,536)	8,685	132,540

Class B

6/30/2009	19,671,611	15,615,463	551,248	(2,197,084)	13,969,627	33,641,238
12/31/2008	21,046,030	1,407,883	701,077	(3,483,379)	1,374,419	19,671,611

Class E

6/30/2009	347,911	91,077	8,523	(50,802)	48,798	396,709
12/31/2008	290,543	190,369	11,255	(144,256)	57,368	347,911

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$124,524,602	$—	$22,840,816

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions - continued

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$311,540,337	$1,899,571	$(29,292,342)	$(27,392,771)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$386,224	$396,548	$—	$396,548

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$3,515,121	$—	$4,491,717	$—	$8,006,838	$—

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$4,140,650	$—	$(54,347,436)	$(1,894,400)	$(52,101,186)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Underlying ETFs, in which the Portfolio invests, invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Underlying ETFs may decline in response to certain events, including those directly involving the companies whose securities are owned by the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Underlying ETFs have unsettled or open transactions may default. Financial assets, which potentially expose the Underlying ETFs to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Underlying ETFs’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Underlying ETFs’ Statements of Assets and Liabilities.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

T. Rowe Price Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary

Performance

During the six month period ended June 30, 2009, the Portfolio had a return of 16.79%, 16.57% and 16.60% for Class A, B and E Shares, respectively, versus 16.61% for its benchmark, the Russell Midcap® Growth Index.

Market Environment /Conditions

Growth stocks significantly outperformed value for the six-month period within the mid-cap universe, and mid-cap stocks as a whole outpaced their large-cap peers. All sectors within the Russell Midcap® Growth Index posted positive absolute returns, with several in the double digits. Energy led performance due to a slow but steady increase in oil prices, followed closely by materials, which received a boost from rising commodity prices. Information technology and consumer discretionary also did well. The slowest sector in the index was industrials and business services.

Portfolio Review /Current Positioning

Consumer discretionary was the leading sector, due to stock selection. Our overweight position in Internet and catalogue retail helped here, as did strong holdings within the industry like Amazon.com and Expedia. Elsewhere in the sector, our position in J. Crew Group proved productive.

Stock selection in consumer staples provided a boost as well. Here our holdings are concentrated in the food and staples retailing industry, where upscale grocer Whole Foods benefited from resolving an anti-trust issue.

In industrials and business services, stock selection also helped relative returns. A leading holding here was McDermott International.

The most significant detractor was information technologies, due to stock choices. FLIR Systems and SAIC were among the leading detractors. Our overweight to this high-performing index sector mitigated some of the negative effect of stock selection, however.

Energy also produced a drag on relative returns, due to stock choices. CNX Gas Corporation and EOG Resources were among our underperforming holdings.

The market’s recent rally was one of the most significant on record. In retrospect, it is clear that stock prices were factoring in a depression, and investors reacted positively when it appeared that the worst-case scenario had been avoided. Still, the economy has yet to recover, even though there are signs it is stabilizing. The impact of the federal stimulus package is only beginning to be felt, and firms have struggled as economic activity has stabilized at a relatively low level.

We found tech attractive, and it was the largest single sector in the portfolio at June 30, 2009. For all our economy’s recent challenges, American technology firms remain the worldwide leader in innovation. Technology firms, whose ranks have been trimmed since the bubble years of the late 1990s, have become less capital intensive, which has improved cash flow. We are less enthusiastic about prospects for consumer-related companies, although we maintain significant positions in uniquely positioned firms. Consumers’ need to reduce debt and increase savings is likely to weigh on retailers and others, and this is unlikely to be a consumer-led economic recovery.

Brian W. H. Berghuis, CFA

Portfolio Manager

T. Rowe Price Associates, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Roper Industries, Inc.	1.74%
AMETEK, Inc.	1.67%
Rockwell Collins, Inc.	1.63%
Juniper Networks, Inc.	1.60%
Western Union Co.	1.53%
Global Payments, Inc.	1.50%
Agnico-Eagle Mines, Ltd.	1.42%
SAIC, Inc.	1.42%
Marriott International, Inc.—Class A	1.41%
Cephalon, Inc.	1.32%

1

T. Rowe Price Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary (continued)

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

T. Rowe Price Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary (continued)

T. Rowe Price Mid Cap Growth Portfolio managed by

T. Rowe Price Associates, Inc. vs. Russell Midcap® Growth Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 year	3 Year	5 Year	Since Inception[3]
	T. Rowe Price Mid Cap Growth Portfolio—Class A	16.79%	-24.51%	-4.32%	2.23%	-2.82%
—	Class B	16.57%	-24.75%	-4.55%	1.98%	-3.29%
	Class E	16.60%	-24.66%	-4.44%	2.08%	0.36%
- -	Russell Midcap® Growth Index[1]	16.61%	-30.33%	-7.93%	-0.44%	-1.45%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell Midcap® Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000® Index) with higher price-to-book ratios and higher forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

T. Rowe Price Mid Cap Growth Portfolio

Class A
Actual	0.70%	$1,000.00	$1,167.90	$3.76
Hypothetical	0.70%	1,000.00	1,021.32	3.51

Class B
Actual	0.95%	$1,000.00	$1,165.70	$5.10
Hypothetical	0.95%	1,000.00	1,020.08	4.76

Class E
Actual	0.85%	$1,000.00	$1,166.00	$4.56
Hypothetical	0.85%	1,000.00	1,020.58	4.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.6%
Aerospace & Defense - 2.7%
Alliant Techsystems, Inc.*(a)	62,000	$5,106,320
Goodrich Corp.	92,000	4,597,240
Rockwell Collins, Inc.	344,300	14,367,639

		24,071,199

Air Freight & Logistics - 0.2%
UTI Worldwide, Inc.*	187,000	2,131,800

Airlines - 0.7%
Southwest Airlines Co.	973,000	6,548,290

Auto Components - 0.3%
WABCO Holdings, Inc.	169,000	2,991,300

Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc.*	95,000	3,906,400
BioMarin Pharmaceutical, Inc.*(a)	191,000	2,981,510
Cephalon, Inc.*(a)	205,000	11,613,250
Human Genome Sciences, Inc.*(a)	356,000	1,018,160
Medarex, Inc.*	124,000	1,035,400
Myriad Genetics, Inc.*	127,000	4,527,550
Myriad Pharmaceuticals, Inc.*	31,750	147,638
OSI Pharmaceuticals, Inc.*(a)	57,000	1,609,110
Theravance, Inc.*(a)	158,000	2,313,120
Vertex Pharmaceuticals, Inc.*	207,000	7,377,480

		36,529,618

Capital Markets - 2.6%
Ameriprise Financial, Inc.	119,000	2,888,130
E*TRADE Financial Corp.*	1,967,000	2,517,760
Eaton Vance Corp.	300,000	8,025,000
Raymond James Financial, Inc.	197,000	3,390,370
TD Ameritrade Holding Corp.*	339,000	5,946,060

		22,767,320

Commercial Banks - 1.6%
Fifth Third Bancorp	469,000	3,329,900
M&T Bank Corp.	75,000	3,819,750
Marshall & Ilsley Corp.	599,000	2,875,200
SunTrust Banks, Inc.	225,000	3,701,250

		13,726,100

Communications Equipment - 2.4%
JDS Uniphase Corp.*	1,213,000	6,938,360
Juniper Networks, Inc.*	596,000	14,065,600

		21,003,960

Computers & Peripherals - 0.5%
Seagate Technology	407,000	4,257,220

Construction & Engineering - 1.8%
Foster Wheeler AG*	190,000	4,512,500
Quanta Services, Inc.*	481,000	11,125,530

		15,638,030

Security Description	Shares	Value

Diversified Financial Services - 2.4%
Interactive Brokers Group, Inc. - Class A*	265,000	$4,115,450
IntercontinentalExchange, Inc.*	76,000	8,682,240
MSCI, Inc. - Class A*	353,000	8,627,320

		21,425,010

Electrical Equipment - 4.1%
AMETEK, Inc.	425,000	14,696,500
First Solar, Inc.*(a)	16,000	2,593,920
Roper Industries, Inc.	338,000	15,314,780
SunPower Corp. - Class B*	150,000	3,592,500

		36,197,700

Electronic Equipment, Instruments & Components - 2.3%
Dolby Laboratories, Inc. - Class A*	236,000	8,798,080
FLIR Systems, Inc.*	304,000	6,858,240
Itron, Inc.*(a)	88,000	4,846,160

		20,502,480

Energy Equipment & Services - 3.6%
BJ Services Co.(a)	523,000	7,128,490
Cameron International Corp.*	153,000	4,329,900
FMC Technologies, Inc.*	223,000	8,380,340
Smith International, Inc.(a)	375,000	9,656,250
Trican Well Service, Ltd.	229,000	1,973,662

		31,468,642

Food & Staples Retailing - 1.5%
Shoppers Drug Mart Corp.	102,000	4,385,842
Whole Foods Market, Inc.(a)	449,000	8,522,020

		12,907,862

Health Care Equipment & Supplies - 4.2%
C.R. Bard, Inc.	113,000	8,412,850
DENTSPLY International, Inc.(a)	239,000	7,294,280
Edwards Lifesciences Corp.*	150,000	10,204,500
Gen-Probe, Inc.*(a)	17,028	731,863
IDEXX Laboratories, Inc.*(a)	60,000	2,772,000
Intuitive Surgical, Inc.*(a)	44,000	7,201,040

		36,616,533

Health Care Providers & Services - 2.0%
Health Net, Inc.*	149,000	2,316,950
Henry Schein, Inc.*	223,000	10,692,850
Humana, Inc.*	135,000	4,355,100

		17,364,900

Health Care Technology - 0.3%
Cerner Corp.*	45,000	2,803,050

Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc.*	143,000	9,979,970
Gaylord Entertainment Co.*(a)	210,000	2,669,100
Marriott International, Inc. - Class A(a)	562,000	12,403,349
Panera Bread Co.*(a)	38,000	1,894,680

See accompanying notes to financial statements

5

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Hotels, Restaurants & Leisure - continued
Tim Hortons, Inc.(a)	166,000	$4,073,640
Wynn Resorts, Ltd.*(a)	90,000	3,177,000

		34,197,739

Industrial Conglomerates - 1.0%
McDermott International, Inc.*	442,600	8,989,206

Insurance - 2.7%
Aon Corp.	187,000	7,081,690
Assurant, Inc.	160,000	3,854,400
Axis Capital Holdings, Ltd.	56,000	1,466,080
Principal Financial Group, Inc.	243,000	4,578,120
W.R. Berkley Corp.	301,000	6,462,470

		23,442,760

Internet & Catalog Retail - 2.3%
Amazon.com, Inc.*	113,000	9,453,580
Expedia, Inc.*(a)	642,000	9,700,620
Priceline.com, Inc.*(a)	9,000	1,003,950

		20,158,150

Internet Software & Services - 0.8%
VeriSign, Inc.*(a)	372,000	6,874,560

IT Services - 5.8%
DST Systems, Inc.*	37,000	1,367,150
Fiserv, Inc.*	224,000	10,236,800
Global Payments, Inc.	352,000	13,185,920
SAIC, Inc.*	671,000	12,447,050
Western Union Co.	821,000	13,464,400

		50,701,320

Life Sciences Tools & Services - 3.5%
Illumina, Inc.*(a)	221,000	8,605,740
Millipore Corp.*	112,000	7,863,520
Qiagen N.V.*(a)	300,000	5,577,000
Waters Corp.*	169,000	8,698,430

		30,744,690

Machinery - 2.2%
Danaher Corp.	111,000	6,853,140
Harsco Corp.	143,000	4,046,900
IDEX Corp.	338,000	8,304,660

		19,204,700

Media - 2.9%
Ascent Media Corp. - Class A*	22,000	584,760
Cablevision Systems Corp. - Class A	389,000	7,550,490
Clear Channel Outdoor Holdings, Inc.*(a)	274,000	1,452,200
Discovery Communications, Inc. - Class A*	223,000	5,028,650
Discovery Communications, Inc. - Class C*	264,000	5,419,920
Lamar Advertising Co. - Class A*(a)	386,000	5,894,220

		25,930,240

Security Description	Shares	Value

Metals & Mining - 2.1%
Agnico-Eagle Mines, Ltd.(b)	257,000	$13,488,690
Franco-Nevada Corp.	210,000	5,050,404

		18,539,094

Oil, Gas & Consumable Fuels - 4.3%
CNX Gas Corp.*	297,000	7,802,190
CONSOL Energy, Inc.	224,000	7,607,040
EOG Resources, Inc.	75,000	5,094,000
Murphy Oil Corp.	120,000	6,518,400
Peabody Energy Corp.	151,000	4,554,160
Ultra Petroleum Corp.*	168,000	6,552,000

		38,127,790

Pharmaceuticals - 2.4%
Allergan, Inc.	113,000	5,376,540
Elan Corp. Plc (ADR)*(a)	523,000	3,331,510
Perrigo Co.	139,500	3,875,310
Valeant Pharmaceuticals International*(a)	198,000	5,092,560
Warner Chilcott, Ltd.*	229,000	3,011,350

		20,687,270

Professional Services - 2.5%
IHS, Inc. - Class A*(a)	111,000	5,535,570
Manpower, Inc.	158,000	6,689,720
Robert Half International, Inc.(a)	432,000	10,203,840

		22,429,130

Real Estate Management & Development - 0.4%
St. Joe Co. (The)*(a)	149,000	3,947,010

Road & Rail - 0.6%
Hertz Global Holdings, Inc.*	693,000	5,537,070

Semiconductors & Semiconductor Equipment - 6.5%
Altera Corp.(a)	519,000	8,449,320
Cree, Inc.*(a)	150,000	4,408,500
Intersil Corp. - Class A	377,000	4,738,890
Marvell Technology Group, Ltd.*	683,000	7,950,120
MEMC Electronic Materials, Inc.*	243,000	4,327,830
Microchip Technology, Inc.(a)	285,000	6,426,750
NVIDIA Corp.*	300,000	3,387,000
PMC-Sierra, Inc.*	532,000	4,234,720
Varian Semiconductor Equipment Associates, Inc.*(a)	206,000	4,941,940
Xilinx, Inc.(a)	397,000	8,122,620

		56,987,690

Software - 6.1%
Autodesk, Inc.*	247,000	4,688,060
Electronic Arts, Inc.*	411,000	8,926,920
FactSet Research Systems, Inc.(a)	149,000	7,430,630
McAfee, Inc.*	268,000	11,306,920
MICROS Systems, Inc.*	235,000	5,950,200

See accompanying notes to financial statements

6

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Software - continued
Red Hat, Inc.*	474,000	$9,541,620
Salesforce.com, Inc.*(a)	150,000	5,725,500

		53,569,850

Specialty Retail - 3.5%
Bed Bath & Beyond, Inc.*(a)	289,000	8,886,750
CarMax, Inc.*(a)	543,000	7,982,100
J. Crew Group, Inc.*(a)	219,000	5,917,380
O’Reilly Automotive, Inc.*(a)	205,000	7,806,400

		30,592,630

Trading Companies & Distributors - 1.5%
Fastenal Co.(a)	251,000	8,325,670
MSC Industrial Direct Co., Inc. - Class A(a)	131,000	4,647,880

		12,973,550

Wireless Telecommunication Services - 2.2%
American Tower Corp. - Class A*	317,000	9,995,010
Crown Castle International Corp.*	140,000	3,362,800
Leap Wireless International, Inc.*(a)	139,000	4,577,270
Rogers Communications, Inc. - Class B	38,000	978,500

		18,913,580

Total Common Stocks (Cost $897,530,461)		831,499,043

Warrant - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines, Ltd. expires 12/02/13* (Cost - $47,500)	9,500	212,686

Security Description	Shares	Value

Short-Term Investments - 16.1%
Mutual Funds - 16.1%
State Street Navigator Securities Lending Trust Prime Portfolio 0.000%(c)	92,929,911	$92,929,911
T. Rowe Price Government Reserve Investment Fund**	48,188,086	48,188,086

		141,117,997

Total Short-Term Investments (Cost $141,117,997)		141,117,997

TOTAL INVESTMENTS - 110.7% (Cost $1,038,695,957)		972,829,726

Other Assets and Liabilities (net) - (10.7)%		(93,753,750)

NET ASSETS - 100.0%		$879,075,976

Portfolio Footnotes:

*	Non-income producing security.
**	Affiliated issuer.
(a)	All or a portion of security is on loan.
(b)	Illiquid securities representing in the aggregate $13,488,690 of net assets.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

See accompanying notes to financial statements

7

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$24,071,199	$—	$—	$24,071,199
Air Freight & Logistics	2,131,800	—	—	2,131,800
Airlines	6,548,290	—	—	6,548,290
Auto Components	2,991,300	—	—	2,991,300
Biotechnology	36,529,618	—	—	36,529,618
Capital Markets	22,767,320	—	—	22,767,320
Commercial Banks	13,726,100	—	—	13,726,100
Communications Equipment	21,003,960	—	—	21,003,960
Computers & Peripherals	4,257,220	—	—	4,257,220
Construction & Engineering	15,638,030	—	—	15,638,030
Diversified Financial Services	21,425,010	—	—	21,425,010
Electrical Equipment	36,197,700	—	—	36,197,700
Electronic Equipment, Instruments & Components	20,502,480	—	—	20,502,480
Energy Equipment & Services	31,468,642	—	—	31,468,642
Food & Staples Retailing	12,907,862	—	—	12,907,862
Health Care Equipment & Supplies	36,616,533	—	—	36,616,533
Health Care Providers & Services	17,364,900	—	—	17,364,900
Health Care Technology	2,803,050	—	—	2,803,050
Hotels, Restaurants & Leisure	34,197,739	—	—	34,197,739
Industrial Conglomerates	8,989,206	—	—	8,989,206
Insurance	23,442,760	—	—	23,442,760
Internet & Catalog Retail	20,158,150	—	—	20,158,150
Internet Software & Services	6,874,560	—	—	6,874,560
IT Services	50,701,320	—	—	50,701,320
Life Sciences Tools & Services	30,744,690	—	—	30,744,690
Machinery	19,204,700	—	—	19,204,700
Media	25,930,240	—	—	25,930,240
Metals & Mining	18,539,094	—	—	18,539,094
Oil, Gas & Consumable Fuels	38,127,790	—	—	38,127,790
Pharmaceuticals	20,687,270	—	—	20,687,270
Professional Services	22,429,130	—	—	22,429,130
Real Estate Management & Development	3,947,010	—	—	3,947,010
Road & Rail	5,537,070	—	—	5,537,070
Semiconductors & Semiconductor Equipment	56,987,690	—	—	56,987,690
Software	53,569,850	—	—	53,569,850
Specialty Retail	30,592,630	—	—	30,592,630
Trading Companies & Distributors	12,973,550	—	—	12,973,550
Wireless Telecommunication Services	18,913,580	—	—	18,913,580
Total Common Stocks	831,499,043	—	—	831,499,043

See accompanying notes to financial statements

8

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrant
Metals & Mining	$212,686	$—	$—	$212,686
Short-Term Investments
Mutual Funds	92,929,911	48,188,086	—	141,117,997
Total Short-Term Investments	92,929,911	48,188,086	—	141,117,997
TOTAL INVESTMENTS	$924,641,640	$48,188,086	$—	$972,829,726

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Realized Loss	Net Sales	Net Transfers out of Level 3	Balance as of June 30, 2009
Common Stocks
Metals and Mining	$1,097,294	$(51,344)	$(47,500)	$(998,450)	$—
Total	$1,097,294	$(51,344)	$(47,500)	$(998,450)	$—

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

T. Rowe Price Mid Cap Growth Portfolio
Assets
Investments, at value (a)(b)	$972,829,726
Receivable for investments sold	2,726,894
Receivable for Trust shares sold	359,500
Dividends receivable	216,353
Interest receivable	9,500

Total assets	976,141,973

Liabilities
Payables for:
Investments purchased	3,395,603
Trust shares redeemed	260,838
Distribution and services fees—Class B	82,311
Distribution and services fees—Class E	2,272
Collateral for securities on loan	92,929,911
Management fee	246,479
Administration fee	5,254
Custodian and accounting fees	44,489
Deferred trustee fees	3,427
Accrued expenses	95,413

Total liabilities	97,065,997

Net Assets	$879,075,976

Net Assets Represented by
Paid in surplus	$990,599,086
Accumulated net realized loss	(46,451,025)
Unrealized depreciation on investments and foreign currency	(65,167,619)
Undistributed net investment income	95,534

Total	$879,075,976

Net Assets
Class A	$461,194,106

Class B	399,832,136

Class E	18,049,734

Capital Shares Outstanding
Class A	74,546,057

Class B	66,105,427

Class E	2,956,273

Net Asset Value and Offering Price Per Share
Class A	$6.19

Class B	6.05

Class E	6.11

(a) Investments at cost	$1,038,695,957
(b) Includes cash collateral for securities loaned of	92,929,911

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

T. Rowe Price Mid Cap Growth Portfolio
Investment Income
Dividends (1)	$2,031,468
Interest (2)	953,244
Income earned from affiliated transactions	80,430

Total investment income	3,065,142

Expenses
Management fee	2,717,357
Administration fees	30,541
Custodian and accounting fees	25,026
Distribution and services fees—Class B	420,636
Distribution and services fees—Class E	12,470
Audit and tax services	21,304
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	40,670
Insurance	9,061
Other	4,307

Total expenses	3,307,805
Less management fee waiver	(331,096)
Less broker commission recapture	(7,101)

Net expenses	2,969,608

Net investment income	95,534

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(27,289,129)
Foreign currency	14,563

Net realized loss on investments and foreign currency	(27,274,566)

Net change in unrealized appreciation (depreciation) on:
Investments	141,513,910
Foreign currency	(337)

Net change in unrealized appreciation on investments and foreign currency	141,513,573

Net realized and unrealized gain on investments and foreign currency	114,239,007

Net Increase in Net Assets from Operations	$114,334,541

(1) Dividend income is net of foreign withholding taxes of:	$19,471
(2) Interest income includes securities lending net income of:	872,777

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

T. Rowe Price Mid Cap Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$95,534	$(309,333)
Net realized loss on investments and foreign currency	(27,274,566)	(19,477,625)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	141,513,573	(400,273,774)

Net increase (decrease) in net assets resulting from operations	114,334,541	(420,060,732)

Distributions to Shareholders
From net investment income
Class A	—	(315,421)
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	(55,433,840)
Class B	—	(51,894,039)
Class E	—	(3,374,259)

Net decrease in net assets resulting from distributions	—	(111,017,559)

Capital Share Transactions
Proceeds from shares sold
Class A	139,795,858	121,997,443
Class B	57,307,168	95,690,540
Class E	2,203,002	5,166,208
Net asset value of shares issued through dividend reinvestment
Class A	—	55,749,261
Class B	—	51,894,039
Class E	—	3,374,259
Cost of shares repurchased
Class A	(84,450,590)	(94,459,819)
Class B	(24,854,233)	(101,848,163)
Class E	(3,842,472)	(12,461,627)

Net increase in net assets from capital share transactions	86,158,733	125,102,141

Net Increase (Decrease) in Net Assets	200,493,274	(405,976,150)
Net assets at beginning of period	678,582,702	1,084,558,852

Net assets at end of period	$879,075,976	$678,582,702

Net assets at end of period includes undistributed net investment income	$95,534	$—

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

T. Rowe Price Mid Cap Growth Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.30		$9.83	$8.76	$8.49	$7.55	$6.39

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.00	+	0.01	0.02	0.03	(0.01)	(0.03)
Net Realized/Unrealized Gain (Loss) on Investments	0.89		(3.54)	1.50	0.53	1.13	1.19

Total from Investment Operations	0.89		(3.53)	1.52	0.56	1.12	1.16

Less Distributions:
Dividends from Net Investment Income	—		(0.01)	(0.02)	—	—	—
Distributions from Net Realized Capital Gains	—		(0.99)	(0.43)	(0.29)	(0.18)	—

Total Distributions	—		(1.00)	(0.45)	(0.29)	(0.18)	—

Net Asset Value, End of Period	$6.19		$5.30	$9.83	$8.76	$8.49	$7.55

Total Return	16.79%		(39.62)%	17.85%	6.56%	14.87%	18.15%
Ratio of Expenses to Average Net Assets After Reimbursement	0.70	%*	0.76%	0.78%	0.81%	0.80%	0.90%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.79	%*	0.78%	0.80%	0.81%	0.81%	0.83	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14	%*	0.09%	0.16%	0.32%	(0.08)%	(0.41)%
Portfolio Turnover Rate	17.2%		36.2%	35.5%	33.7%	23.0%	51.7%
Net Assets, End of Period (in millions)	$461.2		$347.4	$524.2	$386.8	$258.6	$145.7

*	Annualized
+	Rounds to less than 0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

T. Rowe Price Mid Cap Growth Portfolio	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.19		$9.66	$8.62	$8.38	$7.47	$6.34

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.00	)+	(0.01)	(0.01)	0.01	(0.03)	(0.05)
Net Realized/Unrealized Gain (Loss) on Investments	0.86		(3.47)	1.48	0.52	1.12	1.18

Total from Investment Operations	0.86		(3.48)	1.47	0.53	1.09	1.13

Less Distributions:
Dividends from Net Investment Income	—		—	(0.00)+	—	—	—
Distributions from Net Realized Capital Gains	—		(0.99)	(0.43)	(0.29)	(0.18)	—

Total Distributions	—		(0.99)	(0.43)	(0.29)	(0.18)	—

Net Asset Value, End of Period	$6.05		$5.19	$9.66	$8.62	$8.38	$7.47

Total Return	16.57%		(39.75)%	17.64%	6.16%	14.63%	17.82%
Ratio of Expenses to Average Net Assets After Reimbursement	0.95	%*	1.01%	1.03%	1.05%	1.05%	1.16%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.04	%*	1.03%	1.05%	1.06%	1.06%	1.07	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.10	)%*	(0.16)%	(0.08)%	0.12%	(0.34)%	(0.69)%
Portfolio Turnover Rate	17.2%		36.2%	35.5%	33.7%	23.0%	51.7%
Net Assets, End of Period (in millions)	$399.8		$314.0	$523.0	$453.6	$422.6	$345.0

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

14

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

T. Rowe Price Mid Cap Growth Portfolio	Class E
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.24		$ 9.72	$8.67	$8.42	$7.50	$6.36

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.00	+	(0.01)	0.00 +	0.02	(0.02)	(0.04)
Net Realized/Unrealized Gain (Loss) on Investments	0.87		(3.48)	1.49	0.52	1.12	1.18

Total from Investment Operations	0.87		(3.49)	1.49	0.54	1.10	1.14

Less Distributions
Dividends from Net Investment Income	—		—	(0.01)	—	—	—
Distributions from Net Realized Capital Gains	—		(0.99)	(0.43)	(0.29)	(0.18)	—

Total Distributions	—		(0.99)	(0.44)	(0.29)	(0.18)	—

Net Asset Value, End of Period	$6.11		$5.24	$9.72	$8.67	$8.42	$7.50

Total Return	16.60%		(39.60)%	17.62%	6.38%	14.70%	17.92%
Ratio of Expenses to Average Net Assets After Reimbursement	0.85	%*	0.91%	0.93%	0.95%	0.95%	1.05%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.94	%*	0.93%	0.95%	0.96%	0.96%	0.97	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01	%*	(0.07)%	0.00%++	0.22%	(0.24)%	(0.57)%
Portfolio Turnover Rate	17.2%		36.2%	35.5%	33.7%	23.0%	51.7%
Net Assets, End of Period (in millions)	$18.0		$17.3	$37.3	$25.0	$25.4	$21.5

*	Annualized
+	Rounds to less than $0.005 per share
++	Rounds to less than 0.005%
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A, B and E Shares are currently offered by the Portfolio. Class C Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$15,195,062	$15,195,062

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with T. Rowe Price Associates, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$2,717,357	0.75%	All

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

Effective February 17, 2005, the Adviser has agreed to a voluntary advisory fee waiver that applies if (i) assets under management by the Adviser for the Trust and Metropolitan Series Fund, Inc. (“MSF”) in the aggregate exceed $750,000,000, (ii) the Adviser advises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Manager has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary advisory fee waiver.

The waiver schedule for the period January 1 through June 30, 2009 was:

Percentage Fee Waiver	Combined Assets

0.0%	First $750 Million

5.0%	Next $750 Million

7.5%	Next $1.5 Billion

10.0%	Excess over $3 Billion

The amount waived for the period ended June 30, 2009 is shown as management fee waiver in the Statement of Operations of the Portfolio.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

18

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	65,478,589	24,046,545	—	(14,979,077)	9,067,468	74,546,057
12/31/2008	53,350,236	17,500,671	6,716,779	(12,089,097)	12,128,353	65,478,589

Class B

6/30/2009	60,466,361	10,411,599	—	(4,772,533)	5,639,066	66,105,427
12/31/2008	54,163,938	13,211,253	6,375,189	(13,284,019)	6,302,423	60,466,361

Class E

6/30/2009	3,293,693	390,047	—	(727,467)	(337,420)	2,956,273
12/31/2008	3,837,273	657,801	410,994	(1,612,375)	(543,580)	3,293,693

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$177,302,787	$—	$119,788,984

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,038,695,957	$67,951,899	$(133,818,130)	$(65,866,231)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$95,722,206	$92,929,911	$47,599	$92,977,510

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

19

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$19,898,858	$5,276,388	$91,118,701	$38,291,419	$111,017,559	$43,567,807

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$—	$—	$(210,662,589)	$(15,195,062)	$(225,857,651)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Affiliated Issuer

At the end of the period, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following investment company:

Security Description	Number of shares held at December 31, 2008	Shares purchased during the period	Shares sold during the period	Number of shares held at June 30, 2009	Income earned from affiliates during the period

T. Rowe Price Government Reserve Investment Fund	41,529,198	71,712,638	(65,053,750)	48,188,086	$80,430

11. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

12. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

20

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

21

Third Avenue Small Cap Value Portfolio	For the period ended 6/30/09
Managed by Third Avenue Management LLC

Portfolio Manager Commentary

Performance

For the six-month period ended June 30, 2009, the Portfolio had a return of 3.51% and 3.34% for Class A and B Shares, respectively, versus (5.17)% and 10.70% for its benchmarks the Russell 2000® Value Index and Dow Jones U.S. Small-Cap Total Stock Market Index.

Market Environment/Conditions

After a challenging 2008 and a volatile first quarter, the equity markets experienced a notable rebound during the second quarter, as improved sentiment helped drive global indices higher. We continue to focus on fundamentals, rather than on market sentiment, so that our investors will be the long-term beneficiaries of today’s attractive prices and the long-term business prospects of our holdings.

Portfolio Review/Current Positioning

Performance was driven by some of the Portfolio’s top holdings, including telecommunications equipment suppliers Tellabs (up 39%) and Sycamore (up 16%). Both companies reported better than expected quarterly results, despite continued challenging conditions, and remain extremely well financed with debt free balance sheets and large cash positions. Tellabs has $1.2 billion in cash and investments, representing roughly 50% of the company’s market capitalization; Sycamore has $930 million in cash and investments, which is roughly equal to the company’s market capitalization. These strong financial positions should enable the companies to gain market share from troubled competitors such as Nortel, which filed for bankruptcy protection in 2009.

Another top contributor during the period was Hang Lung Group (up 57%). We have been very pleased with the continued strong performance of the company’s real estate leasing portfolios in both Hong Kong and mainland China. Hang Lung remains profitable, has an extremely strong financial position and is very well positioned to take advantage of opportunities presented by the global market dislocations.

Other top contributors included chemical companies Westlake (up 26%) and Lanxess (up 34%). While these companies continue to be negatively impacted by the weak economy, they are cash generative and remain well-financed, while some of their peers have struggled under heavier debt loads and with managing commodity risk.

Auto supplier Superior Industries (up 37%) was also a significant contributor for the period. Despite a terrible operating environment for auto manufacturers and suppliers, Superior continues to generate free cash flow. At the end of the March quarter, Superior had no debt and $163 million in cash, representing roughly 40% of the company’s market capitalization.

On the downside, the top detractor from performance during the period was Lexmark (down 41%), a leading developer, manufacturer and supplier of printing and imaging solutions. Weak global economic conditions continue to negatively impact demand for both hardware and supplies. Despite a difficult operating environment, the company is still profitable and has a strong balance sheet with cash and marketable securities well in excess of debt. Other negative contributors included Bronco Drilling (down 34%), an oil service firm, and Montpelier Reinsurance (down 20%), a property and casualty insurer.

During the first six months of 2009, we trimmed several of our large holdings, particularly in the energy area, and sold a number of small, non-core positions due to net outflows of $172 million (roughly 15% of the Portfolio as of December 31, 2008) in the six-month period ended June 30. There were 58 holdings in the Portfolio as of June 30, 2009, down from 75 holdings at December 31, 2008.

During the period, we took advantage of market volatility to increase several existing positions and add one new position, Ackermans & van Haaren NV (“AvH”). AvH is an investment holding company with interests in marine contracting and dredging services, asset management, private equity and real estate. Its portfolio, the majority of which consists of unlisted securities of small and midsize companies, includes a 50% interest in DEME, one of the largest marine engineering companies in the world; Bank Delen, one of the best private banks in Belgium; and a portfolio of high-quality real estate and property management businesses in and around Belgium and Luxemburg. While we cannot depend on management’s enviable long-term track record continuing ad infinitum, the climate of pessimism currently engulfing most asset classes may enable AvH management to accelerate the company’s pace of development, in as much as other competitive sources of capital (e.g., traditional private equity and buyout firms) remain hamstrung by the credit crisis or are directing their resources toward saving “busted” investments. We view AvH as an attractive way to gain many of the advantages of private equity investing, without the attendant costs and “black box” characteristics. Shares were purchased at a significant discount to net asset value.

The Portfolio remains well positioned for the long run. We remain opportunistic, taking advantage of market volatility to build positions in companies with solid long-term fundamentals. We maintain a disciplined, bottom-up, value-oriented approach in selecting strongly capitalized and well-managed companies trading at significant discounts to our conservative estimates of net asset value.

Curtis Jensen, Co-Portfolio Manager, Chief Investment Officer

Ian Lapey, Co-Portfolio Manager

Kathleen Crawford, Assistant Portfolio Manager

Third Avenue Management LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an

1

Third Avenue Small Cap Value Portfolio	For the period ended 6/30/09
Managed by Third Avenue Management LLC

Portfolio Manager Commentary (continued)

indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Tellabs, Inc.	4.69%
Sycamore Networks, Inc.	4.16%
Cimarex Energy Co.	3.55%
Westlake Chemical Corp.	3.54%
Lanxess AG	3.19%
Superior Industries International, Inc.	3.18%
Skyline Corp.	3.16%
Wheelock & Co., Ltd.	3.12%
Sapporo Holdings, Ltd.	3.09%
Hang Lung Group, Ltd.	2.77%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Third Avenue Small Cap Value Portfolio	For the period ended 6/30/09
Managed by Third Avenue Management LLC

Portfolio Manager Commentary (continued)

Third Avenue Small Cap Value Portfolio managed by Third Avenue Management LLC vs. Russell 2000® Value Index1 and

Dow Jones U.S. Small-Cap Total Stock Market Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[4]
—	Third Avenue Small Cap Value Portfolio—Class A	3.51%	-27.44%	-8.81%	1.02%	4.68%
	Class B	3.34%	-27.60%	-9.02%	0.78%	4.45%
- -	Russell 2000® Value Index[1]	-5.17%	-25.24%	-12.07%	-2.27%	1.29%
—	Dow Jones U.S. Small-Cap Total Stock Market Index[2]	10.70%	-23.99%	-8.67%	-0.41%	3.06%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share class.

1The Russell 2000® Value Index is an unmanaged measure of performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

2The Dow Jones U.S. Small-Cap Total Stock Market Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class A and Class B shares is 5/1/02. Index returns are based on an inception date of 5/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Third Avenue Small Cap Value Portfolio

Class A
Actual	0.80%	$1,000.00	$1,035.10	$4.04
Hypothetical	0.80%	1,000.00	1,020.83	4.01

Class B
Actual	1.05%	$1,000.00	$1,033.40	$5.29
Hypothetical	1.05%	1,000.00	1,019.59	5.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.6%
Aerospace & Defense - 1.2%
Herley Industries, Inc.*	1,170,991	$12,845,771

Auto Components - 3.2%
Superior Industries International, Inc.	2,371,738	33,441,506

Beverages - 3.1%
Sapporo Holdings, Ltd.	5,717,800	32,579,804

Building Products - 0.8%
Insteel Industries, Inc.	1,047,759	8,633,534

Capital Markets - 2.7%
Investment Technology Group, Inc.*	801,073	16,333,878
Westwood Holdings Group, Inc.	276,292	11,551,769

		27,885,647

Chemicals - 6.7%
Lanxess AG	1,354,400	33,577,773
Westlake Chemical Corp.	1,826,696	37,246,332

		70,824,105

Communications Equipment - 9.4%
Bel Fuse, Inc. - Class A	17,922	251,625
Bel Fuse, Inc. - Class B	350,262	5,618,202
Sycamore Networks, Inc.*	14,011,049	43,854,583
Tellabs, Inc.*	8,629,290	49,445,832

		99,170,242

Computers & Peripherals - 3.0%
Electronics for Imaging, Inc.*	1,443,311	15,385,695
Lexmark International, Inc. - Class A*	1,025,108	16,247,962

		31,633,657

Diversified Financial Services - 2.2%
Ackermans & van Haaren N.V.	243,811	16,149,739
Leucadia National Corp.*	336,339	7,093,389

		23,243,128

Electrical Equipment & Services - 2.7%
Encore Wire Corp.	1,318,887	28,158,237

Electronic Equipment, Instruments & Components - 6.0%
AVX Corp.	1,773,865	17,614,479
Coherent, Inc.*	319,947	6,616,504
Electro Scientific Industries, Inc.*	1,451,738	16,230,431
Ingram Micro, Inc. - Class A*	505,450	8,845,375
Park Electrochemical Corp.	645,900	13,906,227

		63,213,016

Energy Equipment & Services - 5.1%
Bristow Group, Inc.*	359,737	10,659,007
Bronco Drilling Co., Inc.*	3,854,963	16,499,242
Pioneer Drilling Co.*	2,365,439	11,330,453
Tidewater, Inc.	352,065	15,093,026

		53,581,728

Security Description	Shares	Value

Health Care Providers & Services - 1.6%
Cross Country Healthcare, Inc.*	2,474,533	$17,000,042

Hotels, Restaurants & Leisure - 2.0%
GuocoLeisure, Ltd.	12,185,000	3,229,105
Vail Resorts, Inc.*	644,297	17,280,046

		20,509,151

Household Durables - 8.3%
Cavco Industries, Inc.*	802,188	20,319,422
M.D.C. Holdings, Inc.	262,814	7,913,330
Skyline Corp.	1,530,843	33,295,835
Stanley Furniture Co., Inc.	2,419,630	26,107,808

		87,636,395

Insurance - 4.9%
Arch Capital Group, Ltd.*	95,974	5,622,157
E-L Financial Corp.	40,155	12,848,495
Montpelier Re Holdings, Ltd.	1,593,226	21,173,974
National Western Life Insurance Co. - Class A	97,535	11,387,211

		51,031,837

Leisure Equipment & Products - 0.5%
JAKKS Pacific, Inc.*	441,914	5,669,757

Life Sciences Tools & Services - 1.6%
Pharmaceutical Product Development, Inc.	732,400	17,006,328

Machinery - 0.6%
Alamo Group, Inc.	633,874	6,402,127

Marine - 2.5%
Alexander & Baldwin, Inc.	1,142,536	26,781,044

Media - 0.2%
Journal Communications, Inc. - Class A	2,188,383	2,297,802

Multiline Retail - 2.5%
Parco Co., Ltd.	3,342,000	25,968,705

Oil, Gas & Consumable Fuels - 5.7%
Cimarex Energy Co.	1,318,226	37,358,525
St. Mary Land & Exploration Co.	1,104,854	23,058,303

		60,416,828

Paper & Forest Products - 2.4%
Canfor Corp.*	3,497,900	15,043,437
Glatfelter	1,181,954	10,519,391

		25,562,828

Real Estate Investment Trusts (REITs) - 0.1%
Origen Financial, Inc.	811,331	730,198

Real Estate Management & Development - 8.9%
Brookfield Asset Management, Inc. - Class A	1,558,917	26,610,713
Forest City Enterprises, Inc. - Class A	763,558	5,039,483

See accompanying notes to financial statements

5

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Real Estate Management & Development - continued
Hang Lung Group, Ltd.	6,180,000	$29,209,966
Wheelock & Co., Ltd.	12,834,000	32,891,838

		93,752,000

Software - 1.0%
Borland Software Corp.*	2,152,932	2,777,282
Synopsys, Inc.*	393,936	7,685,692

		10,462,974

Specialty Retail - 2.1%
Haverty Furniture Cos., Inc.	2,429,855	22,233,173

Textiles, Apparel & Luxury Goods - 2.4%
K-Swiss, Inc. - Class A	2,915,468	24,781,478

Thrifts & Mortgage Finance - 1.2%
Kearny Financial Corp.	660,494	7,556,051
NewAlliance Bancshares, Inc.	443,036	5,094,914

		12,650,965

Total Common Stocks (Cost $1,258,574,271)		996,104,007

Short-Term Investments - 5.3%
Repurchase Agreements - 5.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $13,202,259 on 07/01/09 collateralized by $12,440,000 FHLB at 5.600% due 06/28/11 with a value of $13,466,300.	$13,202,255	13,202,255

Security Description	Par Amount	Value

Repurchase Agreements - continued
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $43,290,757 on 07/01/09 collateralized by $43,940,000 FNMA at 1.722% due 05/10/11 with a value of $44,159,700.	$43,290,745	$43,290,745

Total Short-Term Investments (Cost $56,493,000)		56,493,000

TOTAL INVESTMENTS - 99.9% (Cost $1,315,067,271)		1,052,597,007

Other Assets and Liabilities (net) - 0.1%		576,353

NET ASSETS - 100.0%		$1,053,173,360

Portfolio Footnotes:

*	Non-income producing security.
FHLB	- Federal Home Loan Bank
FNMA	- Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$12,845,771	$—	$—	$12,845,771
Auto Components	33,441,506	—	—	33,441,506
Beverages	—	32,579,804	—	32,579,804
Building Products	8,633,534	—	—	8,633,534
Capital Markets	27,885,647	—	—	27,885,647
Chemicals	37,246,332	33,577,773	—	70,824,105
Communications Equipment	99,170,242	—	—	99,170,242
Computers & Peripherals	31,633,657	—	—	31,633,657
Diversified Financial Services	7,093,389	16,149,739	—	23,243,128
Electrical Equipment	28,158,237	—	—	28,158,237
Electronic Equipment, Instruments & Components	63,213,016	—	—	63,213,016
Energy Equipment & Services	53,581,728	—	—	53,581,728
Health Care Providers & Services	17,000,042	—	—	17,000,042
Hotels, Restaurants & Leisure	17,280,046	3,229,105	—	20,509,151
Household Durables	87,636,395	—	—	87,636,395
Insurance	51,031,837	—	—	51,031,837
Leisure Equipment & Products	5,669,757	—	—	5,669,757
Life Sciences Tools & Services	17,006,328	—	—	17,006,328
Machinery	6,402,127	—	—	6,402,127
Marine	26,781,044	—	—	26,781,044
Media	2,297,802	—	—	2,297,802
Multiline Retail	—	25,968,705	—	25,968,705
Oil, Gas & Consumable Fuels	60,416,828	—	—	60,416,828
Paper & Forest Products	25,562,828	—	—	25,562,828
Real Estate Investment Trusts (REITs)	730,198	—	—	730,198
Real Estate Management & Development	31,650,196	62,101,804	—	93,752,000
Software	10,462,974	—	—	10,462,974
Specialty Retail	22,233,173	—	—	22,233,173
Textiles, Apparel & Luxury Goods	24,781,478	—	—	24,781,478
Thrifts & Mortgage Finance	12,650,965	—	—	12,650,965
Total Common Stocks	822,497,077	173,606,930	—	996,104,007
Short-Term Investment
Repurchase Agreement	—	56,493,000	—	56,493,000
Total Short-Term Investments	—	56,493,000	—	56,493,000
TOTAL INVESTMENTS	$822,497,077	$230,099,930	$—	$1,052,597,007

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Third Avenue Small Cap Value Portfolio
Assets
Investments, at value (a)	$996,104,007
Repurchase Agreement	56,493,000
Cash	696
Receivable for investments sold	749,743
Receivable for Trust shares sold	160,865
Dividends receivable	1,144,278
Interest receivable	16

Total assets	1,054,652,605

Liabilities
Payables for:
Investments purchased	135,475
Trust shares redeemed	419,717
Distribution and services fees—Class B	96,449
Management fee	656,253
Administration fee	6,349
Custodian and accounting fees	27,793
Deferred trustee fees	3,427
Accrued expenses	133,782

Total liabilities	1,479,245

Net Assets	$1,053,173,360

Net Assets Represented by
Paid in surplus	$1,542,610,108
Accumulated net realized loss	(229,282,821)
Unrealized depreciation on investments and foreign currency	(262,473,528)
Undistributed net investment income	2,319,601

Total	$1,053,173,360

Net Assets
Class A	$591,736,159

Class B	461,437,201

Capital Shares Outstanding
Class A	57,170,323

Class B	44,674,440

Net Asset Value and Offering Price Per Share
Class A	$10.35

Class B	10.33

(a) Investments at cost, excluding repurchase agreements	$1,258,574,271

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Third Avenue Small Cap Value Portfolio
Investment Income
Dividends (1)	$7,015,973
Interest (2)	88,002

Total investment income	7,103,975

Expenses
Management fee	3,991,520
Administration fees	44,578
Custodian and accounting fees	80,277
Distribution and services fees—Class B	520,742
Audit and tax services	21,303
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	77,150
Insurance	16,500
Other	5,811

Total expenses	4,784,314

Net investment income	2,319,661

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(223,983,862)
Foreign currency	(533,138)

Net realized loss on investments and foreign currency	(224,517,000)

Net change in unrealized appreciation (depreciation) on:
Investments	257,241,775
Foreign currency	(38,908)

Net change in unrealized appreciation on investments and foreign currency	257,202,867

Net realized and unrealized gain on investments and foreign currency	32,685,867

Net Increase in Net Assets from Operations	$35,005,528

(1) Dividend income is net of foreign withholding taxes of:	$304,509
(2) Interest income includes securities lending net income of:	191

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Third Avenue Small Cap Value Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,319,661	$17,791,161
Net realized gain (loss) on investments and foreign currency	(224,517,000)	9,029,983
Net change in unrealized appreciation (depreciation) on investments and foreign currency	257,202,867	(523,743,075)

Net decrease in net assets resulting from operations	35,005,528	(496,921,931)

Distributions to Shareholders
From net investment income
Class A	(12,315,368)	(11,647,208)
Class B	(5,454,328)	(4,780,555)
From net realized gains
Class A	(8,880,818)	(76,540,438)
Class B	(5,062,233)	(43,721,320)

Net decrease in net assets resulting from distributions	(31,712,747)	(136,689,521)

Capital Share Transactions
Proceeds from shares sold
Class A	62,373,429	172,006,335
Class B	38,338,719	88,316,702
Net asset value of shares issued through dividend reinvestment
Class A	21,196,186	88,187,646
Class B	10,516,561	48,501,875
Cost of shares repurchased
Class A	(238,227,690)	(293,810,458)
Class B	(35,363,041)	(191,693,067)

Net decrease in net assets from capital share transactions	(141,165,836)	(88,490,967)

Net Decrease in Net Assets	(137,873,055)	(722,102,419)
Net assets at beginning of period	1,191,046,415	1,913,148,834

Net assets at end of period	$1,053,173,360	$1,191,046,415

Net assets at end of period includes undistributed net investment income	$2,319,601	$17,769,636

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Third Avenue Small Cap Value Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.29	$15.75	$17.48	$16.61	$14.38	$11.62

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.16	0.17	0.27	0.14	0.16
Net Realized/Unrealized Gain (Loss) on Investments	0.32	(4.46)	(0.54)	1.89	2.13	2.96

Total from Investment Operations	0.34	(4.30)	(0.37)	2.16	2.27	3.12

Less Distributions
Dividends from Net Investment Income	(0.16)	(0.15)	(0.21)	(0.11)	—	(0.08)
Distributions from Net Realized Capital Gains	(0.12)	(1.01)	(1.15)	(1.18)	(0.04)	(0.28)

Total Distributions	(0.28)	(1.16)	(1.36)	(1.29)	(0.04)	(0.36)

Net Asset Value, End of Period	$10.35	$10.29	$15.75	$17.48	$16.61	$14.38

Total Return	3.51%	(29.69)%	(2.79)%	13.38%	15.82%	26.81%
Ratio of Expenses to Average Net Assets After Reimbursement	0.80%*	0.77%	0.76%	0.80%	0.81%	0.87%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.80%*	0.77%	0.76%	0.80%	0.81%	N/A
Ratio of Net Investment Income to Average Net Assets	0.51%*	1.18%	0.99%	1.64%	0.94%	1.12%
Portfolio Turnover Rate	11.1%	39.8%	36.0%	12.1%	19.6%	11.3%
Net Assets, End of Period (in millions)	$591.7	$747.1	$1,171.6	$883.6	$476.8	$206.3

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.25	$15.68	$17.41	$16.55	$14.37	$11.61

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01	0.13	0.13	0.21	0.10	0.06
Net Realized/Unrealized Gain (Loss) on Investments	0.32	(4.44)	(0.54)	1.91	2.12	3.02

Total from Investment Operations	0.33	(4.31)	(0.41)	2.12	2.22	3.08

Less Distributions
Dividends from Net Investment Income	(0.13)	(0.11)	(0.17)	(0.08)	—	(0.04)
Distributions from Net Realized Capital Gains	(0.12)	(1.01)	(1.15)	(1.18)	(0.04)	(0.28)

Total Distributions	(0.25)	(1.12)	(1.32)	(1.26)	(0.04)	(0.32)

Net Asset Value, End of Period	$10.33	$10.25	$15.68	$17.41	$16.55	$14.37

Total Return	3.34%	(29.82)%	(3.02)%	13.13%	15.48%	26.50%
Ratio of Expenses to Average Net Assets After Reimbursement	1.05%*	1.02%	1.01%	1.05%	1.05%	1.07%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.05%*	1.02%	1.01%	1.05%	1.05%	N/A
Ratio of Net Investment Income to Average Net Assets	0.31%*	0.92%	0.76%	1.28%	0.64%	0.46%
Portfolio Turnover Rate	11.1%	39.8%	36.0%	12.1%	19.6%	11.3%
Net Assets, End of Period (in millions)	$461.4	$444.0	$741.5	$573.8	$442.4	$435.5

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Third Avenue Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gain or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Third Avenue Management LLC (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$3,991,520	0.75%	First $1 Billion

	0.70%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred or paid in that regard.

During the period ended June 30, 2009 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

M.J. Whitman LLC	$563,279

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	72,575,964	6,500,746	2,203,345	(24,109,732)	(15,405,641)	57,170,323
12/31/2008	74,413,206	12,430,006	5,801,819	(20,069,067)	(1,837,242)	72,575,964

Class B

6/30/2009	43,323,761	4,013,989	1,095,476	(3,758,786)	1,350,679	44,674,440
12/31/2008	47,301,820	6,536,193	3,199,332	(13,713,584)	(3,978,059)	43,323,761

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$110,949,240	$—	$262,601,413

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,315,067,271	$48,523,594	$(310,993,858)	$(262,470,264)

6. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$40,428,276	$21,514,243	$96,261,245	$94,288,864	$136,689,521	$115,803,107

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$17,769,637	$13,915,972	$(524,415,138)	$—	$(492,729,529)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

9. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

10. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

Turner Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by Turner Investment Partners, Inc.

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had a return of 12.84% and 12.86% for Class A and B Shares, respectively, versus 16.61% for its benchmark, the Russell Midcap® Growth Index.

Market Environment/Conditions

Many have dubbed the rally that started on March 6th as a “low quality” rally. Evidence of this can be found in the performance of low priced stocks within the midcap growth universe. Beginning with the market bottom on March 6th and continuing through the end of the quarter, stocks priced below $5 a share returned an astounding 113%, compared to a return of 37% for stocks priced above $10 a share. This is just one of several ways that quality could be examined, but the story is similar when analyzing other factors as well. In our view much of this rally was led by investor activity that was focused more on macro factors and less on company fundamentals. While past performance is no guarantee of future results, we have seen this type of rally in the past, most recently coming off the tech bubble burst earlier this decade. This type of rally on the early end was followed by a more sustained rally which was fueled by strong company fundamentals.

Portfolio Review/Current Positioning

The Portfolio, which focuses on investing in companies with above average earnings growth, trailed the results of the benchmark, the Russell Midcap® Growth Index, for the six-month period ended June 30, 2009. In a strong equity market like we had during this period, investors have come to expect this strategy to provide strong performance results on both an absolute and relative basis. We feel the Portfolio delivered on the absolute return, however it fell short of the index on a relative basis.

During the six-month period, two of the Portfolio’s nine sector positions beat their corresponding index sectors. Adding the most value were the energy and technology sectors. In the energy sector, overweight positions within oilfield services companies helped performance. Holdings in Weatherford International Ltd. and Dresser-Rand Group Inc. were the strongest performers. In the technology sector, holdings in the computer communications and semiconductor companies helped generate positive returns with our positions in F5 Networks Inc. and PMC-Sierra Inc. added the most to performance.

The largest detractors from the Portfolio’s performance occurred in the materials and processing and financial services sectors. In materials and processing, Cliff Natural Resources Inc. and CF Industries Holdings Inc. were two significant relative detractors. In financial services, Hudson City Bancorp Inc., and AON Corp. were the largest underperformers.

We continued to position the Portfolio to focus on pure growth companies, early cycle opportunities, and companies focused on gaining market share in their respective industries. Pure growth companies, which are a staple of our portfolio, include Warnaco Group and retailer Urban Outfitters Inc. These companies are looking to grow their earnings through new products and services and are run by dynamic management teams. Early cycle holdings in the Portfolio include Lam Research Corp in the producer durables sector and homebuilder Pulte Homes Inc. as we feel these companies will be the first to rebound from an improving economy. Finally, examples of companies looking to expand on market share within their respective industries include Atheros Communications in technology and gaming company WMS Industries Inc. We believe the Portfolio is well-positioned to benefit from this diversified approach allowing us to withstand the volatile market swings that we have seen over the past six months while being well-positioned to take advantage of opportunities in an upward moving equity market.

Christopher K. McHugh, Vice President/Senior Portfolio Manager/Security Analyst

Tara R. Hedlund, CFA, CPA, Security Analyst/Portfolio Manager, Principal

Jason D. Schrotberger, CFA, Security Analyst/Portfolio Manager, Principal

Turner Investment Partners, Inc.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
McAfee, Inc.	2.02%
Alexion Pharmaceuticals, Inc.	1.90%
F5 Networks, Inc.	1.89%
Kohl’s Corp.	1.80%
Broadcom Corp.—Class A	1.80%
St. Jude Medical, Inc.	1.61%
T. Rowe Price Group, Inc.	1.59%
Express Scripts, Inc.	1.52%
NetApp, Inc.	1.51%
Guess?, Inc.	1.46%

1

Turner Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by Turner Investment Partners, Inc.

Portfolio Manager Commentary (continued)

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Turner Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by Turner Investment Partners, Inc.

Portfolio Manager Commentary (continued)

Turner Mid Cap Growth Portfolio managed by

Turner Investment Partners, Inc. vs. Russell Midcap® Growth Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
—	Turner Mid Cap Growth Portfolio—Class A	12.84%	-35.79%	-9.36%	-1.36%	-0.55%
	Class B	12.86%	-36.00%	-9.61%	-1.60%	-0.78%
- -	Russell Midcap® Growth Index[1]	16.61%	-30.33%	-7.93%	-0.44%	0.33%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share class.

1The Russell Midcap® Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000®Index) with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Turner Mid Cap Growth Portfolio

Class A
Actual	0.80%	$1,000.00	$1,129.80	$4.22
Hypothetical	0.80%	1,000.00	1,020.83	4.01

Class B
Actual	1.05%	$1,000.00	$1,128.60	$5.54
Hypothetical	1.05%	1,000.00	1,019.59	5.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.7%
Aerospace & Defense - 1.1%
Precision Castparts Corp.	50,010	$3,652,230

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	69,420	3,620,253

Airlines - 0.4%
Continental Airlines, Inc. - Class B*(a)	147,170	1,303,926

Auto Components - 1.3%
Goodyear Tire & Rubber Co. (The)*	230,970	2,600,722
Magna International, Inc. - Class A	37,720	1,593,293

		4,194,015

Beverages - 0.7%
Hansen Natural Corp.*	69,920	2,154,934

Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc.*	148,520	6,107,142
Myriad Genetics, Inc.*	39,840	1,420,296
Myriad Pharmaceuticals, Inc.*	13,093	60,880
United Therapeutics Corp.*(a)	51,350	4,278,996

		11,867,314

Capital Markets - 4.6%
Northern Trust Corp.	80,410	4,316,409
T. Rowe Price Group, Inc.	122,260	5,094,574
TD Ameritrade Holding Corp.*	182,800	3,206,312
Waddell & Reed Financial, Inc. - Class A	77,220	2,036,291

		14,653,586

Chemicals - 2.6%
Airgas, Inc.	48,610	1,970,163
CF Industries Holdings, Inc.	45,520	3,374,853
Ecolab, Inc.	73,180	2,853,288

		8,198,304

Commercial & Professional Services - 0.5%
Stericycle, Inc.*(a)	32,810	1,690,699

Communications Equipment - 4.9%
Alcatel-Lucent (ADR)*	869,310	2,155,889
Brocade Communications Systems, Inc.*	165,920	1,300,813
Ciena Corp.*(a)	141,986	1,469,555
F5 Networks, Inc.*(a)	175,546	6,072,136
Juniper Networks, Inc.*	138,730	3,274,028
Riverbed Technology, Inc.*(a)	67,960	1,575,992

		15,848,413

Computers & Peripherals - 1.5%
NetApp, Inc.*	245,290	4,837,119

Construction & Engineering - 1.0%
Quanta Services, Inc.*	84,990	1,965,819
URS Corp.*	25,940	1,284,549

		3,250,368

Security Description	Shares	Value

Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc.*	36,850	$4,209,744
MSCI, Inc. - Class A*	123,355	3,014,796

		7,224,540

Electric Utilities - 1.3%
PPL Corp.	123,410	4,067,594

Energy Equipment & Services - 2.0%
Cameron International Corp.*	123,550	3,496,465
Nabors Industries, Ltd.*	183,860	2,864,539

		6,361,004

Food & Staples Retailing - 1.2%
Whole Foods Market, Inc.(a)	201,410	3,822,762

Gas Utilities - 0.6%
Questar Corp.	64,420	2,000,885

Health Care Equipment & Supplies - 2.9%
Beckman Coulter, Inc.	29,170	1,666,774
Intuitive Surgical, Inc.*(a)	14,380	2,353,431
St. Jude Medical, Inc.*	125,510	5,158,461

		9,178,666

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	117,380	2,082,321
DaVita, Inc.*	49,510	2,448,765
Express Scripts, Inc.*	70,889	4,873,619
Laboratory Corp. of America Holdings*	67,470	4,573,791
Omnicare, Inc.	101,040	2,602,790

		16,581,286

Hotels, Restaurants & Leisure - 5.1%
Darden Restaurants, Inc.	81,640	2,692,487
Penn National Gaming, Inc.*	73,260	2,132,599
Starwood Hotels & Resorts Worldwide, Inc.(a)	184,610	4,098,342
WMS Industries, Inc.*(a)	132,944	4,189,065
Wynn Resorts, Ltd.*(a)	93,550	3,302,315

		16,414,808

Household Durables - 1.7%
D.R. Horton, Inc.(a)	318,570	2,981,815
Pulte Homes, Inc.(a)	280,910	2,480,436

		5,462,251

Household Products - 1.0%
Energizer Holdings, Inc.*	63,970	3,341,793

Independent Power Producers & Energy Traders - 0.4%
AES Corp. (The)*	103,670	1,203,609

Industrial Conglomerates - 0.9%
McDermott International, Inc.*	134,530	2,732,304

Internet & Catalog Retail - 0.9%
Priceline.com, Inc.*(a)	24,630	2,747,477

See accompanying notes to financial statements

5

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Internet Software & Services - 1.9%
MercadoLibre, Inc.*(a)	53,490	$1,437,811
VeriSign, Inc.*(a)	158,660	2,932,037
VistaPrint, Ltd.*(a)	43,730	1,865,085

		6,234,933

IT Services - 2.6%
Fiserv, Inc.*	59,940	2,739,258
Global Payments, Inc.	53,630	2,008,980
Paychex, Inc.(a)	137,550	3,466,260

		8,214,498

Life Sciences Tools & Services - 1.9%
Illumina, Inc.*(a)	102,480	3,990,571
Life Technologies Corp.*	51,330	2,141,488

		6,132,059

Machinery - 4.1%
Cummins, Inc.	115,850	4,079,078
ESCO Technologies, Inc.*	42,010	1,882,048
Joy Global, Inc.	60,190	2,149,987
Navistar International Corp.*	25,770	1,123,572
Parker Hannifin Corp.	89,430	3,841,913

		13,076,598

Media - 0.6%
Cablevision Systems Corp. - Class A	101,490	1,969,921

Metals & Mining - 3.0%
Alcoa, Inc.(a)	250,690	2,589,628
Steel Dynamics, Inc.	177,800	2,618,994
Teck Resources, Ltd. - Class B*	80,370	1,281,098
United States Steel Corp.(a)	87,180	3,115,813

		9,605,533

Multiline Retail - 2.6%
Kohl’s Corp.*	135,370	5,787,067
Nordstrom, Inc.(a)	128,540	2,556,661

		8,343,728

Oil, Gas & Consumable Fuels - 3.9%
CONSOL Energy, Inc.	108,880	3,697,565
Petrohawk Energy Corp.*	183,260	4,086,698
Range Resources Corp.	112,005	4,638,127

		12,422,390

Personal Products - 2.1%
Alberto-Culver Co.	89,370	2,272,679
Avon Products, Inc.	171,630	4,424,622

		6,697,301

Pharmaceuticals - 0.6%
Allergan, Inc.	40,580	1,930,796

Professional Services - 1.3%
Robert Half International, Inc.(a)	170,860	4,035,713

Security Description	Shares	Value

Real Estate Investment Trusts (REITs) - 0.6%
Digital Realty Trust, Inc.(a)	56,080	$2,010,468

Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. - Class A*	145,190	1,358,978

Semiconductors & Semiconductor Equipment - 10.7%
ASML Holding N.V.(a)	143,180	3,099,847
Atheros Communications, Inc.*(a)	199,451	3,837,437
Broadcom Corp. - Class A*	232,430	5,761,940
Lam Research Corp.*(a)	134,250	3,490,500
Marvell Technology Group, Ltd.*	273,100	3,178,884
Micron Technology, Inc.*(a)	881,260	4,459,175
Netlogic Microsystems, Inc.*	35,530	1,295,424
PMC-Sierra, Inc.*	404,610	3,220,696
Teradyne, Inc.*(a)	397,450	2,726,507
Varian Semiconductor Equipment Associates, Inc.*(a)	141,810	3,402,022

		34,472,432

Software - 4.8%
Activision Blizzard, Inc.*	259,210	3,273,822
Adobe Systems, Inc.*	80,300	2,272,490
BMC Software, Inc.*	35,520	1,200,221
McAfee, Inc.*(a)	153,970	6,495,994
Salesforce.com, Inc.*(a)	59,100	2,255,847

		15,498,374

Specialty Retail - 2.8%
Guess?, Inc.	182,200	4,697,116
Urban Outfitters, Inc.*(a)	202,090	4,217,618

		8,914,734

Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	169,040	4,543,795
Warnaco Group, Inc. (The)*	51,910	1,681,884

		6,225,679

Trading Companies & Distributors - 0.6%
Fastenal Co.(a)	59,540	1,974,942

Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc.*	161,890	2,154,756
Millicom International Cellular S.A.*(a)	42,100	2,368,546

		4,523,302

Total Common Stocks (Cost $298,414,744)		310,052,519

See accompanying notes to financial statements

6

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 15.1%
Mutual Funds - 10.8%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	34,854,192	$34,854,192

Repurchase Agreement - 4.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $13,683,004 on 07/01/09 collateralized by $13,890,000 FNMA at 1.722% due 05/10/11 with a value of $13,959,450.	$13,683,000	13,683,000

Total Short-Term Investments (Cost $48,537,192)		48,537,192

TOTAL INVESTMENTS - 111.8% (Cost $346,951,936)		358,589,711

Other Assets and Liabilities (net) - (11.8)%		(37,743,852)

NET ASSETS - 100.0%		$320,845,859

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

7

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted	prices in active markets for identical securities
Level 2—other	significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3—significant	unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,652,230	$—	$—	$3,652,230
Air Freight & Logistics	3,620,253	—	—	3,620,253
Airlines	1,303,926	—	—	1,303,926
Auto Components	4,194,015	—	—	4,194,015
Beverages	2,154,934	—	—	2,154,934
Biotechnology	11,867,314	—	—	11,867,314
Capital Markets	14,653,586	—	—	14,653,586
Chemicals	8,198,304	—	—	8,198,304
Commercial & Professional Services	1,690,699	—	—	1,690,699
Communications Equipment	15,848,413	—	—	15,848,413
Computers & Peripherals	4,837,119	—	—	4,837,119
Construction & Engineering	3,250,368	—	—	3,250,368
Diversified Financial Services	7,224,540	—	—	7,224,540
Electric Utilities	4,067,594	—	—	4,067,594
Energy Equipment & Services	6,361,004	—	—	6,361,004
Food & Staples Retailing	3,822,762	—	—	3,822,762
Gas Utilities	2,000,885	—	—	2,000,885
Health Care Equipment & Supplies	9,178,666	—	—	9,178,666
Health Care Providers & Services	16,581,286	—	—	16,581,286
Hotels, Restaurants & Leisure	16,414,808	—	—	16,414,808
Household Durables	5,462,251	—	—	5,462,251
Household Products	3,341,793	—	—	3,341,793
Independent Power Producers & Energy Traders	1,203,609	—	—	1,203,609
Industrial Conglomerates	2,732,304	—	—	2,732,304
Internet & Catalog Retail	2,747,477	—	—	2,747,477
Internet Software & Services	6,234,933	—	—	6,234,933
IT Services	8,214,498	—	—	8,214,498
Life Sciences Tools & Services	6,132,059	—	—	6,132,059
Machinery	13,076,598	—	—	13,076,598
Media	1,969,921	—	—	1,969,921
Metals & Mining	9,605,533	—	—	9,605,533
Multiline Retail	8,343,728	—	—	8,343,728

See accompanying notes to financial statements

8

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil, Gas & Consumable Fuels	$12,422,390	$—	$—	$12,422,390
Personal Products	6,697,301	—	—	6,697,301
Pharmaceuticals	1,930,796	—	—	1,930,796
Professional Services	4,035,713	—	—	4,035,713
Real Estate Investment Trusts (REITs)	2,010,468	—	—	2,010,468
Real Estate Management & Development	1,358,978	—	—	1,358,978
Semiconductors & Semiconductor Equipment	34,472,432	—	—	34,472,432
Software	15,498,374	—	—	15,498,374
Specialty Retail	8,914,734	—	—	8,914,734
Textiles, Apparel & Luxury Goods	6,225,679	—	—	6,225,679
Trading Companies & Distributors	1,974,942	—	—	1,974,942
Wireless Telecommunication Services	4,523,302	—	—	4,523,302
Total Common Stocks	310,052,519	—	—	310,052,519
Short-Term Investments
Mutual Funds	34,854,192	—	—	34,854,192
Repurchase Agreement	—	13,683,000	—	13,683,000
Total Short-Term Investments	34,854,192	13,683,000	—	48,537,192
TOTAL INVESTMENTS	$344,906,711	$13,683,000	$—	$358,589,711

9

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Turner Mid Cap Growth Portfolio
Assets
Investments, at value (a)(b)	$344,906,711
Repurchase Agreement	13,683,000
Cash	999
Receivable for investments sold	2,253,517
Receivable for Trust shares sold	9,549
Dividends receivable	123,552
Interest receivable	4

Total assets	360,977,332

Liabilities
Payables for:
Investments purchased	4,920,942
Trust shares redeemed	49,441
Distribution and services fees—Class B	12,071
Collateral for securities on loan	34,854,192
Management fee	211,125
Administration fee	1,934
Custodian and accounting fees	36,428
Deferred trustee fees	3,427
Accrued expenses	41,913

Total liabilities	40,131,473

Net Assets	$320,845,859

Net Assets Represented by
Paid in surplus	$434,929,332
Accumulated net realized loss	(125,996,040)
Unrealized appreciation on investments	11,637,775
Undistributed net investment income	274,792

Total	$320,845,859

Net Assets
Class A	$262,864,160

Class B	57,981,699

Capital Shares Outstanding
Class A	31,809,150

Class B	7,108,442

Net Asset Value and Offering Price Per Share
Class A	$8.26

Class B	8.16

(a) Investments at cost, excluding repurchase agreement	$333,268,936
(b) Includes cash collateral for securities loaned of	34,854,192

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Turner Mid Cap Growth Portfolio
Investment Income
Dividends (1)	$1,218,137
Interest (2)	315,577

Total investment income	1,533,714

Expenses
Management fee	1,185,306
Administration fees	13,619
Custodian and accounting fees	14,289
Distribution and services fees—Class B	63,805
Audit and tax services	21,301
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	15,442
Insurance	3,912
Other	3,123

Total expenses	1,347,230
Less broker commission recapture	(88,441)

Net expenses	1,258,789

Net investment income	274,925

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(37,337,241)
Futures contracts	174,698

Net realized loss on investments and futures contracts	(37,162,543)

Net change in unrealized appreciation on:
Investments	75,427,349

Net change in unrealized appreciation on investments	75,427,349

Net realized and unrealized gain on investments and futures contracts	38,264,806

Net Increase in Net Assets from Operations	$38,539,731

(1) Dividend income is net of foreign withholding taxes of:	$3,310
(2) Interest income includes securities lending net income of:	315,207

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Turner Mid Cap Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$274,925	$26,703
Net realized loss on investments and futures contracts	(37,162,543)	(88,855,595)
Net change in unrealized appreciation (depreciation) on investments	75,427,349	(151,759,960)

Net increase (decrease) in net assets resulting from operations	38,539,731	(240,588,852)

Distributions to Shareholders
From net investment income
Class A	—	(1,025)
Class B	—	—
From net realized gains
Class A	—	(29,084,879)
Class B	—	(6,960,269)

Net decrease in net assets resulting from distributions	—	(36,046,173)

Capital Share Transactions
Proceeds from shares sold
Class A	24,896,576	89,324,784
Class B	8,788,090	35,474,894
Net asset value of shares issued through dividend reinvestment
Class A	—	29,085,904
Class B	—	6,960,269
Cost of shares repurchased
Class A	(41,102,924)	(30,791,958)
Class B	(7,517,066)	(32,038,820)

Net increase (decrease) in net assets from capital share transactions	(14,935,324)	98,015,073

Net Increase (Decrease) in Net Assets	23,604,407	(178,619,952)
Net assets at beginning of period	297,241,452	475,861,404

Net assets at end of period	$320,845,859	$297,241,452

Net assets at end of period includes undistributed (distributions in excess of) net investment income	$274,792	$(133)

See accompanying notes to financial statements

12

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Turner Mid Cap Growth Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.32		$15.33	$12.75	$12.13	$11.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.01		0.01	(0.03)	(0.00)+	(0.04)	(0.03)
Net Realized/Unrealized Gain (Loss) on Investments	0.93		(6.88)	3.08	0.77	1.35	1.26

Total From Investment Operations	0.94		(6.87)	3.05	0.77	1.31	1.23

Less Distributions
Dividends from Net Investment Income	—		(0.00)+	—	—	—	—
Distributions from Net Realized Capital Gains	—		(1.14)	(0.47)	(0.15)	(0.41)	—

Total Distributions	—		(1.14)	(0.47)	(0.15)	(0.41)	—

Net Asset Value, End of Period	$8.26		$7.32	$15.33	$12.75	$12.13	$11.23

Total Return	12.84%		(48.14)%	24.49%	6.30%	11.61%	12.30%
Ratio of Expenses to Average Net Assets After Reimbursement	0.80	%*	0.77%	0.80%	0.87%	0.85%	0.91	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.86	%*	0.82%	0.83%	0.92%	0.85%	0.91	%*
Ratio of Net investment Income (Loss) to Average Net Assets	0.23	%*	0.06%	(0.19)%	0.03%	(0.30)%	(0.42	)%*
Portfolio Turnover Rate	67.2%		158.0%	139.8%	153.0%	156.4%	101.7%
Net Assets, End of Period (in millions)	$262.9		$246.8	$381.8	$274.8	$168.7	$76.5

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004(b)
Net Asset Value, Beginning of Period	$7.23		$15.20	$12.68	$12.09	$11.22	$10.00

Income (Loss) from Investment Operations:
Net investment Loss(a)	—		(0.02)	(0.06)	(0.03)	(0.07)	(0.05)
Net Realized/Unrealized Gain (Loss) on Investments	0.93		(6.81)	3.05	0.77	1.35	1.27

Total from Investment Operations	0.93		(6.83)	2.99	0.74	1.28	1.22

Less Distributions
Dividends from Net Investment Income	—		—	—	—	—	—
Distributions from Net Realized Capital Gains	—		(1.14)	(0.47)	(0.15)	(0.41)	—

Total Distributions	—		(1.14)	(0.47)	(0.15)	(0.41)	—

Net Asset Value, End of Period	$8.16		$7.23	$15.20	$12.68	$12.09	$11.22

Total Return	12.86%		(48.30)%	24.15%	6.07%	11.36%	12.20%
Ratio of Expenses to Average Net Assets After Reimbursement	1.05	%*	1.02%	1.05%	1.12%	1.10%	1.10	%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.11	%*	1.07%	1.08%	1.17%	1.10%	1.10	%*
Ratio of Net Investment Loss to Average Net Assets	(0.02	)%*	(0.20)%	(0.44)%	(0.22)%	(0.58)%	(0.72	)%*
Portfolio Turnover Rate	67.2%		158.0%	139.8%	153.0%	156.4%	101.7%
Net Assets, End of Period (in millions)	$58.0		$50.5%	$94.0	$69.0	$56.9	$79.7

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2004.

See accompanying notes to financial statements

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Turner Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$82,769,367	$82,769,367

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

I. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

J. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $174,698 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Turner Investment Partners, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$1,185,306	0.80%	First $300 Million

	0.70%	Over $300 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio, attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	33,731,668	3,276,056	—	(5,198,574)	(1,922,518)	31,809,150
12/31/2008	24,909,018	9,236,533	2,206,821	(2,620,704)	8,822,650	33,731,668

Class B

6/30/2009	6,979,185	1,171,700	—	(1,042,443)	129,257	7,108,442
12/31/2008	6,185,298	2,978,424	533,354	(2,717,891)	793,887	6,979,185

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$197,150,952	$—	$194,253,267

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$346,951,936	$29,182,472	$(17,544,697)	$11,637,775

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$33,994,512	$34,854,192	$33,651	$34,887,843

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$2,848,762	$—	$33,197,411	$12,921,197	$36,046,173	$12,921,197

17

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$(133)	$—	$(69,853,705)	$(82,769,367)	$(152,623,205)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

18

Van Kampen Comstock Portfolio	For the period ended 6/30/09
Managed by Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Portfolio Manager Commentary

Performance

During the six-month period ended June 30, 2009, the Portfolio had a return of 2.06% and 1.89% for Class A and B Shares, respectively, versus (2.87)% and 3.16% for its benchmarks, the Russell 1000® Value Index and the S&P 500® Index, respectively.

Market Environment/Conditions

The month of January started in a severe recession similar to, but deeper, than that of November and December of 2008. Indeed, some worried about the economy falling into a depression. The financial system was still under strain, and almost every measure of the economy was bad and getting worse. Against this backdrop, stocks had become very inexpensive.

In February, business at many companies continued to deteriorate, but some companies began to see stabilization in their business and a few even saw improvements. We saw a continuation in that trend through March and into the second quarter of 2009, although progress has been spotty. While some of the U.S. government’s stimulus program has begun, the majority of spending has not yet occurred.

After a substantial decline in stock prices, equities began a large rally from depressed valuation levels in early March. The S&P 500® Index was up more than 35% from its low on March 9 through June 30. Since March, a few important things have happened. First, the risk of a depression has been substantially reduced. The financial system has strengthened as some participants have reduced leverage, substantially so in some cases. In addition, large capital raisings by some banks have further improved the stability of the financial system.

While we have seen some improvements, we believe the economy still faces some real risks and challenges. Probably the greatest headwind is from reduced consumer spending. In recent years, the American consumer has been spending too much. In fact, for a brief time last August, the American consumer spent more than they made in income. Today, with the shock of the economic downturn and reduced stock portfolio and home value wealth, the consumer is spending less and saving more.

Portfolio Review/Current Positioning

Relative to the Russell 1000® Value Index, the primary positive contributors were in technology, consumer discretionary, and health care. Within technology, an overweight to the sector added to relative gains, with a number of stocks driving performance, including holdings in the hardware, internet, and semiconductor industries, among others. We believe the technology companies held by the Portfolio demonstrate compelling businesses characteristics with their attractive operating margins, high return on equity, and conservative balance sheets with usually more cash than debt. The companies were extraordinarily inexpensive and remain attractively valued, in our opinion.

An overweight position in consumer discretionary also was advantageous. Within the sector, the media stocks helped performance. In our view, these media stocks are attractively valued and may benefit from an improvement in the advertising environment. However, a large percentage of the companies’ revenues are driven by more stable sources such as cable networks. In addition, the companies have improved capital allocation as they have made fewer acquisitions than they did years ago.

Stock selection and overweight position in the health care sector was the third largest contributor. Here, acquisitions of two drug companies, Wyeth and Schering-Plough, benefited performance. While we do not invest based on takeovers, our experience has been that investing in inexpensive stocks has led to a higher likelihood of investing in companies that are eventually acquired.

The only meaningful detractor from performance relative to the Russell 1000® Value Index during the period was in the financial sector. Stock selection dampened relative returns driven chiefly by a property and casualty company. While this company and others in the insurance space have gained some market share from AIG, the gain was less than expected. However, this property and casualty stock remains attractively valued with a very favorable risk/return profile, in our opinion.

Relative to the S&P 500® Index, the main contributors to performance during the period were stock selection in the health care sector and an overweight position in the consumer discretionary sector. Conversely, the Portfolio’s performance was hurt by stock selection in the financial sector and an underweight in the technology sector.

In closing, we want to thank you for the trust that you have placed in us.

B. Robert Baker, Jr., Managing Director

Jason S. Leder, Managing Director

Kevin C. Holt, Managing Director

James N. Warwick, Executive Director

Devin E. Armstrong, Executive Director

Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

Van Kampen Comstock Portfolio	For the period ended 6/30/09
Managed by Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Portfolio Manager Commentary (continued)

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Chubb Corp. (The)	4.49%
Viacom, Inc.—Class B	3.71%
Comcast Corp.—Class A	3.57%
International Paper Co.	3.46%
eBay, Inc.	2.76%
Cadbury Plc (ADR)	2.75%
JPMorgan Chase & Co.	2.70%
Schering-Plough Corp.	2.59%
Time Warner, Inc.	2.35%
Verizon Communications, Inc.	2.34%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

2

Van Kampen Comstock Portfolio	For the period ended 6/30/09
Managed by Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Portfolio Manager Commentary (continued)

Van Kampen Comstock Portfolio managed by

Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) vs. Russell 1000® Value Index1 and S&P 500® Index2

Growth Based on $10,000+

		Average Annual Return[3] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	Since Inception[4]
—	Van Kampen Comstock Portfolio—Class A	2.06%	-21.98%	-10.47%	-5.53%
	Class B	1.89%	-22.07%	-10.67%	-5.75%
—	Russell 1000® Value Index[1]	-2.87%	-29.03%	-11.11%	-4.78%
- -	S&P 500® Index[2]	3.16%	-26.21%	-8.22%	-3.35%

+The chart reflects the performance of Class A shares of the Portfolio. The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000® Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have low price-to-book ratios and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

2The S&P 500® Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of Class A and Class B shares is 5/2/05. Index returns are based on an inception date of 5/2/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Van Kampen Comstock Portfolio

Class A
Actual	0.64%	$1,000.00	$1,020.60	$3.21
Hypothetical	0.64%	1,000.00	1,021.62	3.21

Class B
Actual	0.91%	$1,000.00	$1,018.90	$4.56
Hypothetical	0.91%	1,000.00	1,020.28	4.56

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

4

Met Investors Series Trust

Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 93.9%
Beverages - 2.3%
Coca-Cola Co.	333,404	$16,000,058
Dr Pepper Snapple Group, Inc.*	390,283	8,270,097

		24,270,155

Capital Markets - 3.0%
Bank of New York Mellon Corp.	835,372	24,484,753
Goldman Sachs Group, Inc. (The)	53,171	7,839,532

		32,324,285

Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	440,854	11,294,679

Commercial Banks - 2.3%
PNC Financial Services Group, Inc.	260,011	10,091,027
U.S. Bancorp	340,019	6,093,140
Wells Fargo & Co.	357,619	8,675,837

		24,860,004

Communications Equipment - 1.3%
Cisco Systems, Inc.*	715,289	13,332,987

Computers & Peripherals - 4.7%
Dell, Inc.*(a)	1,741,678	23,913,239
Hewlett-Packard Co.	302,597	11,695,374
International Business Machines Corp.	133,154	13,903,941

		49,512,554

Diversified Financial Services - 3.7%
Bank of America Corp.	822,051	10,851,073
JPMorgan Chase & Co.	841,577	28,706,192

		39,557,265

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	586,697	14,573,554
Verizon Communications, Inc.	809,736	24,883,187

		39,456,741

Electrical Equipment - 0.5%
Emerson Electric Co.	164,125	5,317,650

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.(a)	227,490	3,214,434
Flextronics International, Ltd.*	38,675	158,954

		3,373,388

Energy Equipment & Services - 1.2%
Halliburton Co.	609,831	12,623,502

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	415,485	13,241,507
Wal-Mart Stores, Inc.	461,841	22,371,578

		35,613,085

Food Products - 6.9%
Cadbury Plc (ADR)(a)	848,767	29,197,585
Kraft Foods, Inc. - Class A	845,523	21,425,553
Unilever N.V.	929,126	22,466,266

		73,089,404

Security Description	Shares	Value

Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp.*	1,299,663	$13,178,583

Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	613,675	18,747,771
UnitedHealth Group, Inc.	233,907	5,842,997
WellPoint, Inc.*	144,249	7,340,832

		31,931,600

Household Products - 0.6%
Kimberly-Clark Corp.	66,676	3,495,823
Procter & Gamble Co. (The)	60,600	3,096,660

		6,592,483

Industrial Conglomerates - 1.0%
General Electric Co.	944,711	11,072,013

Insurance - 8.5%
Aflac, Inc.	117,527	3,653,914
Berkshire Hathaway, Inc. - Class B*	3,011	8,719,043
Chubb Corp. (The)	1,195,485	47,675,942
Torchmark Corp.	205,973	7,629,240
Travelers Cos., Inc. (The)	552,698	22,682,726

		90,360,865

Internet & Catalog Retail - 0.5%
Liberty Media Holding Corp. - Interactive - Class A*	1,029,377	5,157,179

Internet Software & Services - 3.2%
eBay, Inc.*	1,711,174	29,312,411
Yahoo!, Inc.*(a)	275,246	4,310,352

		33,622,763

IT Services - 1.3%
Accenture, Ltd. - Class A	155,200	5,192,992
Computer Sciences Corp.*	73,191	3,242,361
Western Union Co.	337,305	5,531,802

		13,967,155

Media - 13.5%
Comcast Corp. - Class A	2,619,031	37,949,759
Liberty Media Corp. - Entertainment*	573,549	15,342,436
News Corp. - Class B(a)	1,547,641	16,358,565
Time Warner Cable, Inc.	305,900	9,687,854
Time Warner, Inc.	989,985	24,937,722
Viacom, Inc. - Class B*	1,735,012	39,384,772

		143,661,108

Metals & Mining - 1.3%
Alcoa, Inc.(a)	1,336,569	13,806,758

Multiline Retail - 1.8%
JC Penney Co., Inc.	283,168	8,129,753
Macy’s, Inc.(a)	595,106	6,998,447
Target Corp.	95,122	3,754,465

		18,882,665

See accompanying notes to financial statements

5

Met Investors Series Trust

Van Kampen Comstock Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels - 2.4%
BP Plc (ADR)(a)	125,961	$6,005,821
Chevron Corp.	83,400	5,525,250
ConocoPhillips	149,170	6,274,090
Total S.A. (ADR)	147,970	8,024,413

		25,829,574

Paper & Forest Products - 3.5%
International Paper Co.	2,427,611	36,729,754

Pharmaceuticals - 11.4%
Abbott Laboratories	161,480	7,596,019
Bristol-Myers Squibb Co.	1,122,886	22,805,815
Eli Lilly & Co.	363,809	12,602,344
GlaxoSmithKline Plc (ADR)	134,323	4,746,975
Pfizer, Inc.	1,404,449	21,066,735
Roche Holding AG (ADR)	214,702	7,323,485
Schering-Plough Corp.	1,096,708	27,549,305
Wyeth	389,713	17,689,073

		121,379,751

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	799,965	13,239,421
KLA-Tencor Corp.(a)	336,446	8,495,261

		21,734,682

Software - 0.8%
Microsoft Corp.	349,863	8,316,244

Specialty Retail - 1.7%
Home Depot, Inc. (The)(a)	394,729	9,327,446
Lowe’s Cos., Inc.	437,079	8,483,704

		17,811,150

Tobacco - 1.8%
Altria Group, Inc.	489,509	8,023,052
Philip Morris International, Inc.	252,916	11,032,196

		19,055,248

Total Common Stocks (Cost $1,015,930,593)		997,715,274

Security Description	Shares/Par Amount	Value

Short-Term Investments - 10.7%
Mutual Funds - 4.7%
State Street Navigator Securities Lending Trust Prime Portfolio(b)	49,813,283	$49,813,283

Repurchase Agreement - 6.0%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $63,740,018 on 07/01/09 collateralized by $64,695,000 FNMA at 1.722% due 05/10/11 with a value of $65,018,475.	$63,740,000	63,740,000

Total Short-Term Investments (Cost $113,553,283)		113,553,283

TOTAL INVESTMENTS - 104.6% (Cost $1,129,483,876)		1,111,268,557

Other Assets and Liabilities (net) - (4.6)%		(48,767,097)

NET ASSETS - 100.0%		$1,062,501,460

Portfolio Footnotes:

*	Non-income producing security
(a)	All or a portion of security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

6

Met Investors Series Trust

Van Kampen Comstock Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quotedprices in active markets for identical securities

Level 2—othersignificant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significantunobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Beverages	$24,270,155	$—	$—	$24,270,155
Capital Markets	32,324,285	—	—	32,324,285
Chemicals	11,294,679	—	—	11,294,679
Commercial Banks	24,860,004	—	—	24,860,004
Communications Equipment	13,332,987	—	—	13,332,987
Computers & Peripherals	49,512,554	—	—	49,512,554
Diversified Financial Services	39,557,265	—	—	39,557,265
Diversified Telecommunication Services	39,456,741	—	—	39,456,741
Electrical Equipment	5,317,650	—	—	5,317,650
Electronic Equipment, Instruments & Components	3,373,388	—	—	3,373,388
Energy Equipment & Services	12,623,502	—	—	12,623,502
Food & Staples Retailing	35,613,085	—	—	35,613,085
Food Products	73,089,404	—	—	73,089,404
Health Care Equipment & Supplies	13,178,583	—	—	13,178,583
Health Care Providers & Services	31,931,600	—	—	31,931,600
Household Products	6,592,483	—	—	6,592,483
Industrial Conglomerates	11,072,013	—	—	11,072,013
Insurance	90,360,865	—	—	90,360,865
Internet & Catalog Retail	5,157,179	—	—	5,157,179
Internet Software & Services	33,622,763	—	—	33,622,763
IT Services	13,967,155	—	—	13,967,155
Media	143,661,108	—	—	143,661,108
Metals & Mining	13,806,758	—	—	13,806,758
Multiline Retail	18,882,665	—	—	18,882,665
Oil, Gas & Consumable Fuels	25,829,574	—	—	25,829,574
Paper & Forest Products	36,729,754	—	—	36,729,754
Pharmaceuticals	121,379,751	—	—	121,379,751
Semiconductors & Semiconductor Equipment	21,734,682	—	—	21,734,682
Software	8,316,244	—	—	8,316,244
Specialty Retail	17,811,150	—	—	17,811,150
Tobacco	19,055,248	—	—	19,055,248
Total Common Stocks	997,715,274	—	—	997,715,274
Short-Term Investments
Mutual Funds	49,813,283	—	—	49,813,283
Repurchase Agreement	—	63,740,000	—	63,740,000
Total Short-Term Investments	49,813,283	63,740,000	—	113,553,283
TOTAL INVESTMENTS	$1,047,528,557	$63,740,000	$—	$1,111,268,557

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Van Kampen Comstock Portfolio
Assets
Investments, at value (a)(b)	$1,047,528,557
Repurchase Agreement	63,740,000
Cash	461
Receivable for investments sold	1,096,497
Receivable for Trust shares sold	191,896
Dividends receivable	1,502,117
Interest receivable	18

Total assets	1,114,059,546

Liabilities
Payables for:
Investments purchased	422,376
Trust shares redeemed	576,856
Distribution and services fees—Class B	84,572
Collateral for securities on loan	49,813,283
Management fee	539,580
Administration fee	6,290
Custodian and accounting fees	22,690
Deferred trustee fees	3,427
Accrued expenses	89,012

Total liabilities	51,558,086

Net Assets	$1,062,501,460

Net Assets Represented by
Paid in surplus	$1,890,020,941
Accumulated net realized loss	(822,588,963)
Unrealized depreciation on investments	(18,215,319)
Undistributed net investment income	13,284,801

Total	$1,062,501,460

Net Assets
Class A	$651,426,251

Class B	411,075,209

Capital Shares Outstanding
Class A	96,058,230

Class B	60,705,590

Net Asset Value and Offering Price Per Share
Class A	$6.78

Class B	6.77

(a) Investments at cost, excluding repurchase agreement	$1,065,743,876
(b) Includes cash collateral for securities loaned of	49,813,283

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Van Kampen Comstock Portfolio
Investment Income
Dividends (1)	$17,109,991
Interest (2)	256,561

Total investment income	17,366,552

Expenses
Management fee	3,609,416
Administration fees	49,440
Custodian and accounting fees	50,006
Distribution and services fees—Class B	244,545
Audit and tax services	21,306
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	56,166
Insurance	18,730
Other	5,592

Total expenses	4,081,634

Net investment income	13,284,918

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	(519,741,261)
Futures contracts	3,169,686

Net realized loss on investments and futures contracts	(516,571,575)

Net change in unrealized appreciation on:
Investments	514,679,592

Net change in unrealized appreciation on investments	514,679,592

Net realized and unrealized loss on investments and futures contracts	(1,891,983)

Net Increase in Net Assets from Operations	$11,392,935

(1) Dividend income is net of foreign withholding taxes of:	$186,181
(2) Interest income includes securities lending net income of:	252,206

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Van Kampen Comstock Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,284,918	$41,295,694
Net realized loss on investments and futures contracts	(516,571,575)	(303,763,987)
Net change in unrealized appreciation (depreciation) on investments	514,679,592	(498,917,517)

Net increase (decrease) in net assets resulting from operations	11,392,935	(761,385,810)

Distributions to Shareholders:
From net investment income
Class A	(38,246,397)	(32,673,417)
Class B	(2,985,227)	(2,427,390)
From net realized gains
Class A	—	(61,910,308)
Class B	—	(5,354,631)

Net decrease in net assets resulting from distributions	(41,231,624)	(102,365,746)

Capital Share Transactions:
Proceeds from shares sold
Class A	142,806,541	295,042,539
Class B	302,160,173	37,691,332
Net asset value of shares issued through dividend reinvestment
Class A	38,246,397	94,583,725
Class B	2,985,227	7,782,021
Cost of shares repurchased
Class A	(743,072,837)	(174,505,462)
Class B	(16,021,086)	(32,762,386)

Net increase (decrease) in net assets from capital share transactions	(272,895,585)	227,831,769

Net Decrease in Net Assets	(302,734,274)	(635,919,787)
Net assets at beginning of period	1,365,235,734	2,001,155,521

Net assets at end of period	$1,062,501,460	$1,365,235,734

Net assets at end of period includes undistributed net investment income	$13,284,801	$41,231,507

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Van Kampen Comstock Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$6.85	$11.26	$11.95	$10.40	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.07	0.21	0.25	0.23	0.14
Net Realized/Unrealized Gain (Loss) on Investments	0.05	(4.06)	(0.49)	1.45	0.45

Total from Investment Operations	0.12	(3.85)	(0.24)	1.68	0.59

Less Distributions
Dividends from Net Investment Income	(0.19)	(0.19)	(0.19)	(0.00)+	(0.11)
Distributions from Net Realized Capital Gains	—	(0.37)	(0.26)	(0.13)	(0.08)

Total Distributions	(0.19)	(0.56)	(0.45)	(0.13)	(0.19)

Net Asset Value, End of Period	$6.78	$6.85	$11.26	$11.95	$10.40

Total Return	2.06%	(35.79)%	(2.31)%	16.34%	5.93%
Ratio of Expenses to Average Net Assets	0.64%*	0.61%	0.61%	0.67%	0.68%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.64%*	0.61%	0.61%	0.67%	0.68%*
Ratio of Net investment Income to Average Net Assets	2.32%*	2.35%	2.04%	2.11%	2.02%*
Portfolio Turnover Rate	25.9%	40.2%	22.2%	32.7%	75.7%
Net Assets, End of Period (in millions)	$651.4	$1,257.6	$1,839.2	$1,210.1	$880.4

	Class B
	For the Period Ended June 30, 2009 (Unaudited)	For the Years Ended December 31,
		2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$6.83	$11.22	$11.91	$10.39	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.06	0.19	0.22	0.20	0.12
Net Realized/Unrealized Gain (Loss) on Investments	0.05	(4.04)	(0.48)	1.45	0.46

Total from Investment Operations	0.11	(3.85)	(0.26)	1.65	0.58

Less Distributions
Dividends from Net Investment Income	(0.17)	(0.17)	(0.17)	—	(0.11)
Distributions from Net Realized Capital Gains	—	(0.37)	(0.26)	(0.13)	(0.08)

Total Distributions	(0.17)	(0.54)	(0.43)	(0.13)	(0.19)

Net Asset Value, End of Period	$6.77	$6.83	$11.22	$11.91	$10.39

Total Return	1.89%	(35.91)%	(2.49)%	16.05%	5.75%
Ratio of Expenses to Average Net Assets	0.91%*	0.86%	0.85%	0.92%	0.93%*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.91%*	0.86%	0.86%	0.92%	0.93%*
Ratio of Net Investment Income to Average Net Assets	1.83%*	2.10%	1.80%	1.85%	1.71%*
Portfolio Turnover Rate	25.9%	40.2%	22.2%	32.7%	75.7%
Net Assets, End of Period (in millions)	$411.1	$107.7	$162.0	$145.3	$58.8

*	Annualized
+	Rounds to less than $0.005 per share
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Van Kampen Comstock Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$282,014,371	$282,014,371

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Financial Derivative Instruments - Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133, (“FAS 161” or the “Statement”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. The Portfolio reflects derivatives at fair value and recognizes changes in fair value through the Statement of Operations, and as such do not qualify for FAS 133 hedge accounting treatment.

I. Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain exposure to the broad equity markets, manage exposure to the securities markets or to movements in interest rates or to enhance return. The Portfolio may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

Futures contracts are agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other contracts not calling for physical delivery, for a set price in the future. The Portfolio must post an amount equal to a portion of the total market value of the futures contract as futures variation margin, which is returned when the Portfolio’s obligations under the contract have been satisfied. From time to time thereafter, the Portfolio may have to post variation margin to maintain this amount as the market value of the contract fluctuates. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. During the period ended June 30, 2009, the Portfolio entered into Equity Index Futures which were subject to equity price risk. At June 30, 2009, the Portfolio did not have any open futures contracts. For the period ended June 30, 2009, the Portfolio had realized gains in the amount of $3,169,686 which is located in Net realized gain (loss) on Futures Contracts in the Statement of Operations.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Morgan Stanley Investment Management, Inc., d/b/a Van Kampen, (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$3,609,416	0.65%	First $500 Million

	0.60%	$500 Million to $1 Billion

	0.525%	Over $1 Billion

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

During the period ended June 30, 2009 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

Morgan Stanley & Co., Inc.	$5,066

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	183,463,534	23,148,493	6,178,739	(116,732,536)	(87,405,304)	96,058,230
12/31/2008	163,319,115	31,064,241	9,392,624	(20,312,446)	20,144,419	183,463,534

Class B

6/30/2009	15,769,953	46,968,508	483,046	(2,515,917)	44,935,637	60,705,590
12/31/2008	14,443,577	4,212,675	774,330	(3,660,629)	1,326,376	15,769,953

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchase		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$272,831,485	$—	$841,589,181

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$1,129,483,876	$51,903,253	$(70,811,572)	$(18,215,319)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$48,827,210	$49,813,283	$—	$49,813,283

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$43,649,078	$34,621,692	$58,716,668	$20,062,145	$102,365,746	$54,683,837

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

7. Distributions to Shareholders - continued

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$41,231,507	$—	$(556,897,928)	$(282,014,371)	$(797,680,792)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

16

Van Kampen Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Portfolio Manager Commentary

Performance

During the period ended June 30, 2009, the Portfolio had a return of 23.85% and 23.52% for Class A and B Shares, respectively, versus 16.61% for its benchmark, the Russell Midcap® Growth Index.

Market Environment/Conditions

Portfolio performance rebounded significantly from the second half of 2008, yet we have made few changes to the names held. While conditions do appear to have improved so far this year, we believe that there has been little visibility and the risk of potential volatility still exists. Last year we felt that market volatility was far greater than fundamental business volatility. The market was fearful and rotational, and there was little differentiation on fundamentals and quality. However, in our view, we have started to see some focus on company fundamentals. In this environment, our investment team continued to focus on quality—the nature and sustainability of competitive advantage and balance sheet strength.

Portfolio Review/Current Positioning

The Portfolio’s outperformance of the Index during the period was driven primarily by three sectors. Stock selection and an overweight position in consumer discretionary had by far the largest positive effect on relative performance. Within the sector, top contributors were commercial services and consumer electronics holdings. Although an underweight position in the technology sector detracted from relative performance, it was more than offset by good stock selection, led by the computer services software and systems segment. Both stock selection and an overweight in financial services were additive to relative results, boosted by exposure to rental and leasing services.

Although the Portfolio outperformed the Index, there were two areas that were the most detrimental to overall performance. Stock selection in the materials and processing sector detracted the most from relative performance, chiefly in the Portfolio’s exposure to agriculture fishing and ranching. Stock selection and an overweight position in autos and transportation also hurt relative performance. Within the sector, transportation logistics names were the primary area of weakness.

Dennis Lynch, Managing Director

David Cohen, Managing Director

Sam Chainani, Managing Director

Alexander Norton, Executive Director

Jason Yeung, Executive Director

Armistead Nash, Executive Director

Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the portfolio may pay. If these additional fees were reflected, performance would have been lower.

Top Ten Holdings by Market Value

As of 6/30/09

Description	Percent of Net Assets
Southwestern Energy Co.	4.47%
Tencent Holdings, Ltd.	4.01%
Ultra Petroleum Corp.	3.90%
Illumina, Inc.	3.84%
Baidu.com (ADR)	3.58%
Ctrip.com International, Ltd. (ADR)	3.19%
Li & Fung, Ltd.	2.79%
Expeditors International of Washington, Inc.	2.73%
Redecard S.A.	2.60%
Priceline.com, Inc.	2.60%

Portfolio Composition (% of portfolio market value)

As of 6/30/09

1

Van Kampen Mid Cap Growth Portfolio	For the period ended 6/30/09
Managed by Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Portfolio Manager Commentary (continued)

Van Kampen Mid Cap Growth Portfolio managed by

Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) vs. Russell Midcap® Growth Index1

Growth Based on $10,000+

		Average Annual Return[2] (for the period ended 6/30/09)
		6 Months	1 Year	3 Year	5 Year	Since Inception[3]
	Van Kampen Mid Cap Growth Portfolio—Class A	23.85%	-26.94%	-4.68%	0.28%	0.16%
—	Class B	23.52%	-27.12%	-4.94%	0.02%	-0.63%
- -	Russell Midcap® Growth Index[1]	16.61%	-30.33%	-7.93%	-0.44%	-1.45%

+The chart reflects the performance of Class B shares of the Portfolio. The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell Midcap® Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000® Index) with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

2

Met Investors Series Trust

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09-6/30/09

Van Kampen Mid Cap Growth Portfolio

Class A
Actual	0.86%	$1,000.00	$1,238.50	$4.77
Hypothetical	0.86%	1,000.00	1,020.53	4.31

Class B
Actual	1.10%	$1,000.00	$1,235.20	$6.10
Hypothetical	1.10%	1,000.00	1,019.34	5.51

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period.)

3

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.6%
Air Freight & Logistics - 4.8%
C.H. Robinson Worldwide, Inc.	38,445	$2,004,907
Expeditors International of Washington, Inc.	79,757	2,659,098

		4,664,005

Capital Markets - 2.0%
Calamos Asset Management, Inc. - Class A	70,867	999,934
Greenhill & Co., Inc.	13,030	940,896

		1,940,830

Chemicals - 4.2%
Intrepid Potash, Inc.*(a)	53,447	1,500,792
Nalco Holding Co.	94,403	1,589,747
Rockwood Holdings, Inc.*	67,927	994,451

		4,084,990

Commercial & Professional Services - 1.1%
Covanta Holding Corp.*(a)	64,748	1,098,126

Computers & Peripherals - 2.0%
Teradata Corp.*	84,631	1,982,904

Construction & Engineering - 1.3%
Aecom Technology Corp.*	39,521	1,264,672

Construction Materials - 2.9%
Martin Marietta Materials, Inc.(a)	29,033	2,290,123
Texas Industries, Inc.(a)	18,171	569,843

		2,859,966

Distributors - 2.8%
Li & Fung, Ltd.	1,024,000	2,717,509

Diversified Consumer Services - 3.2%
New Oriental Education & Technology Group, Inc. (ADR)*(a)	26,231	1,766,920
Strayer Education, Inc.(a)	6,170	1,345,739

		3,112,659

Diversified Financial Services - 5.4%
IntercontinentalExchange, Inc.*	18,468	2,109,784
Leucadia National Corp.*	110,495	2,330,339
Moody’s Corp.	30,173	795,059

		5,235,182

Electronic Equipment, Instruments & Components - 0.9%
BYD Co., Ltd.*	218,500	883,773

Health Care Equipment & Supplies - 4.0%
Gen-Probe, Inc.*(a)	35,134	1,510,059
Intuitive Surgical, Inc.*(a)	5,949	973,613
Mindray Medical International, Ltd. (ADR)(a)	50,607	1,412,948

		3,896,620

Hotels, Restaurants & Leisure - 8.1%
Ctrip.com International, Ltd. (ADR)*	66,943	3,099,461

Security Description	Shares	Value

Hotels, Restaurants & Leisure - continued
Las Vegas Sands Corp.*(a)	97,795	$768,669
Starbucks Corp.*	152,986	2,124,975
Wynn Resorts, Ltd.*(a)	52,157	1,841,142

		7,834,247

Household Durables - 2.4%
Gafisa S.A. (ADR)(a)	51,190	844,635
Mohawk Industries, Inc.*(a)	15,244	543,906
NVR, Inc.*(a)	1,960	984,684

		2,373,225

Internet & Catalog Retail - 3.3%
Netflix, Inc.*(a)	17,628	728,741
Priceline.com, Inc.*(a)	22,654	2,527,054

		3,255,795

Internet Software & Services - 10.6%
Alibaba.com, Ltd.*	1,011,800	1,793,796
Baidu.com (ADR)*	11,559	3,480,299
Equinix, Inc.*(a)	14,950	1,087,463
Tencent Holdings, Ltd.	336,400	3,901,623

		10,263,181

IT Services - 2.6%
Redecard S.A.	164,832	2,528,458

Life Sciences Tools & Services - 6.4%
Illumina, Inc.*(a)	96,060	3,740,576
Techne Corp.	38,627	2,464,789

		6,205,365

Media - 3.9%
Discovery Communications, Inc. - Class C*	48,442	994,514
Groupe Aeroplan, Inc.	142,226	1,009,259
Morningstar, Inc.*	42,207	1,740,195

		3,743,968

Multiline Retail - 1.0%
Sears Holdings Corp.*	14,286	950,305

Oil, Gas & Consumable Fuels - 10.1%
Petrohawk Energy Corp.*	38,149	850,723
Range Resources Corp.	20,284	839,960
Southwestern Energy Co.*(a)	112,026	4,352,210
Ultra Petroleum Corp.*	97,340	3,796,260

		9,839,153

Pharmaceuticals - 1.8%
Allergan, Inc.	25,759	1,225,613
Ironwood Pharmaceutical(b)	44,752	537,024

		1,762,637

Professional Services - 3.2%
Corporate Executive Board Co.	39,402	817,986
IHS, Inc. - Class A*(a)	32,666	1,629,053
Monster Worldwide, Inc.*(a)	58,037	685,417

		3,132,456

See accompanying notes to financial statements

4

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited) - continued

June 30, 2009

(Percentage of Net Assets)

Security Description	Shares	Value

Real Estate Management & Development - 1.6%
Brookfield Asset Management, Inc. - Class A	91,309	$1,558,645

Software - 3.6%
Autodesk, Inc.*	67,154	1,274,583
Salesforce.com, Inc.*(a)	57,966	2,212,562

		3,487,145

Specialty Retail - 1.0%
Abercrombie & Fitch Co. - Class A(a)	39,637	1,006,384

Wireless Telecommunication Services - 1.4%
Millicom International Cellular S.A.*(a)	9,729	547,353
NII Holdings, Inc.*	42,724	814,747

		1,362,100

Total Common Stocks (Cost $113,694,687)		93,044,300

Security Description	Shares/Par Amount	Value

Short-Term Investments - 19.2%
Mutual Funds - 11.8%
State Street Navigator Securities Lending Trust Prime Portfolio(c)	11,444,858	$11,444,858
Repurchase Agreement - 7.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 06/30/09 at 0.010% to be repurchased at $7,226,002 on 07/01/09 collateralized by $7,335,000 FNMA at 1.722% due 05/10/11 with a value of $7,371,675.	$7,226,000	7,226,000

Total Short-Term Investments (Cost $18,670,858)		18,670,858

TOTAL INVESTMENTS - 114.8% (Cost $132,365,545)		111,715,158

Other Assets and Liabilities (net) - (14.8)%		(14,424,550)

NET ASSETS - 100.0%		$97,290,699

Portfolio Footnotes:

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

See accompanying notes to financial statements

5

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2009 by security type as required by FAS 157-4:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Air Freight & Logistics	$4,664,005	$—	$—	$4,664,005
Capital Markets	1,940,830	—	—	1,940,830
Chemicals	4,084,990	—	—	4,084,990
Commercial & Professional Services	1,098,126	—	—	1,098,126
Computers & Peripherals	1,982,904	—	—	1,982,904
Construction & Engineering	1,264,672	—	—	1,264,672
Construction Materials	2,859,966	—	—	2,859,966
Distributors	—	2,717,509	—	2,717,509
Diversified Consumer Services	3,112,659	—	—	3,112,659
Diversified Financial Services	5,235,182	—	—	5,235,182
Electronic Equipment, Instruments & Components	—	883,773	—	883,773
Health Care Equipment & Supplies	3,896,620	—	—	3,896,620
Hotels, Restaurants & Leisure	7,834,247	—	—	7,834,247
Household Durables	2,373,225	—	—	2,373,225
Internet & Catalog Retail	3,255,795	—	—	3,255,795
Internet Software & Services	4,567,762	5,695,419	—	10,263,181
IT Services	2,528,458	—	—	2,528,458
Life Sciences Tools & Services	6,205,365	—	—	6,205,365
Media	3,743,968	—	—	3,743,968
Multiline Retail	950,305	—	—	950,305
Oil, Gas & Consumable Fuels	9,839,153	—	—	9,839,153
Pharmaceuticals	1,225,613	—	537,024	1,762,637
Professional Services	3,132,456	—	—	3,132,456
Real Estate Management & Development	1,558,645	—	—	1,558,645
Software	3,487,145	—	—	3,487,145
Specialty Retail	1,006,384	—	—	1,006,384
Wireless Telecommunication Services	1,362,100	—	—	1,362,100
Total Common Stocks	83,210,575	9,296,701	537,024	93,044,300
Short-Term Investments
Mutual Funds	11,444,858	—	—	11,444,858
Repurchase Agreement	—	7,226,000	—	7,226,000
Total Short-Term Investments	11,444,858	7,226,000	—	18,670,858
TOTAL INVESTMENTS	$94,655,433	$16,522,701	$537,024	$111,715,158

See accompanying notes to financial statements

6

Met Investors Series Trust

Van Kampen Mid Cap Growth Portfolio

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Balance as of June 30, 2009
Common Stocks
Pharmaceuticals	$537,024	$537,024
Total	$537,024	$537,024

See accompanying notes to financial statements

7

MET INVESTORS SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Van Kampen Mid Cap Growth Portfolio
Assets
Investments, at value (a)(b)	$104,489,158
Repurchase Agreement	7,226,000
Cash	713
Cash denominated in foreign currencies (c)	1
Receivable for investments sold	78,299
Receivable for Trust shares sold	30,601
Dividends receivable	24,106
Interest receivable	2

Total assets	111,848,880

Liabilities
Payables for:
Investments purchased	2,879,404
Trust shares redeemed	85,698
Distribution and services fees—Class B	16,410
Collateral for securities on loan	11,444,858
Management fee	56,801
Administration fee	597
Custodian and accounting fees	35,298
Deferred trustee fees	3,427
Accrued expenses	35,688

Total liabilities	14,558,181

Net Assets	$97,290,699

Net Assets Represented by
Paid in surplus	$130,604,795
Accumulated net realized loss	(12,703,640)
Unrealized depreciation on investments and foreign currency	(20,650,760)
Undistributed net investment income	40,304

Total	$97,290,699

Net Assets
Class A	$18,496,465

Class B	78,794,234

Capital Shares Outstanding
Class A	2,617,238

Class B	11,451,960

Net Asset Value and Offering Price Per Share
Class A	$7.07

Class B	6.88

(a) Investments at cost, excluding repurchase agreement	$125,139,545
(b) Includes cash collateral for securities loaned of	11,444,858
(c) Cost of cash denominated in foreign currencies	1

See accompanying notes to financial statements

8

MET INVESTORS SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Van Kampen Mid Cap Growth Portfolio
Investment Income
Dividends (1)	$340,814
Interest (2)	125,937

Total investment income	466,751

Expenses
Management fee	283,362
Administration fees	4,964
Custodian and accounting fees	9,923
Distribution and services fees—Class B	80,673
Audit and tax services	20,835
Legal	16,734
Trustee fees and expenses	9,699
Shareholder reporting	4,235
Insurance	1,160
Other	2,012

Total expenses	433,597
Less expenses reimbursed by the Manager	(7,153)

Net expenses	426,444

Net investment income	40,307

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(2,246,421)
Foreign currency	25

Net realized loss on investments and foreign currency	(2,246,396)

Net change in unrealized appreciation (depreciation) on:
Investments	20,418,997
Foreign currency	(405)

Net change in unrealized appreciation on investments and foreign currency	20,418,592

Net realized and unrealized gain on investments and foreign currency	18,172,196

Net Increase in Net Assets from Operations	$18,212,503

(1) Dividend income is net of foreign withholding taxes of:	$7,840
(2) Interest income includes securities lending net income of:	125,134

See accompanying notes to financial statements

9

MET INVESTORS SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Van Kampen Mid Cap Growth Portfolio
	Period Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations
Net investment income	$40,307	$44,950
Net realized loss on investments and foreign currency	(2,246,396)	(7,239,495)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	20,418,592	(55,074,336)

Net increase (decrease) in net assets resulting from operations	18,212,503	(62,268,881)

Distributions to Shareholders
From net investment income
Class A	(4,077)	(351,356)
Class B	—	(983,771)
From net realized gains
Class A	—	(2,087,595)
Class B	—	(6,817,410)

Net decrease in net assets resulting from distributions	(4,077)	(10,240,132)

Capital Share Transactions
Proceeds from shares sold
Class A	334,876	20,377,053
Class B	12,342,077	35,966,940
Net asset value of shares issued through dividend reinvestment
Class A	4,077	2,438,951
Class B	—	7,801,181
Cost of shares repurchased
Class A	(1,742,214)	(16,616,330)
Class B	(6,232,193)	(14,272,955)

Net increase in net assets from capital share transactions	4,706,623	35,694,840

Net Increase (Decrease) in Net Assets	22,915,049	(36,814,173)
Net assets at beginning of period	74,375,650	111,189,823

Net assets at end of period	$97,290,699	$74,375,650

Net assets at end of period includes undistributed net investment income	$40,304	$4,074

See accompanying notes to financial statements

10

MET INVESTORS SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected Per Share Data for the Year or Period Ended:

Van Kampen Mid Cap Growth Portfolio	Class A
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.71		$11.82	$10.44	$10.19	$10.43	$9.24

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.01		0.02	0.05	(0.01)	(0.04)	(0.04)
Net Realized/Unrealized Gain (Loss) on Investments	1.35		(5.10)	2.29	0.90	0.54	1.23

Total from Investment Operations	1.36		(5.08)	2.34	0.89	0.50	1.19

Less Distributions
Dividends from Net Investment Income	(0.00	)+	(0.15)	—	—	—	—
Distributions from Net Realized Capital Gains	—		(0.88)	(0.96)	(0.64)	(0.74)	—

Total Distributions	(0.00	)+	(1.03)	(0.96)	(0.64)	(0.74)	—

Net Asset Value, End of Period	$7.07		$5.71	$11.82	$10.44	$10.19	$10.43

Total Return	23.85%		(46.67)%	23.84%	8.65%	4.71%	12.76%
Ratio of Expenses to Average Net Assets After Reimbursement	0.86	%*	0.89%	0.88%	0.90%	0.90%	0.90%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	0.87	%*	0.89%	0.88%	1.08%	0.99%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30	%*	0.25%	0.46%	(0.08)%	(0.35)%	(0.43)%
Portfolio Turnover Rate	10.8%		38.1%	62.0%	226.6%	103.9%	99.5%
Net Assets, End of Period (in millions)	$18.5		$16.3	$29.6	$24.0	$21.5	$26.5

	Class B
	For the Period Ended June 30, 2009 (Unaudited)		For the Years Ended December 31,
			2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$5.57		$11.55	$10.25	$10.04	$10.30	$9.16

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.00	+	(0.00)+	0.02	(0.03)	(0.06)	(0.06)
Net Realized/Unrealized Gain (Loss) on Investments	1.31		(4.97)	2.24	0.88	0.54	1.20

Total from Investment Operations	1.31		(4.97)	2.26	0.85	0.48	1.14

Less Distributions
Dividends from Net Investment Income	—		(0.13)	—	—	—	—
Distributions from Net Realized Capital Gains	—		(0.88)	(0.96)	(0.64)	(0.74)	—

Total Distributions	—		(1.01)	(0.96)	(0.64)	(0.74)	—

Net Asset Value, End of Period	$6.88		$5.57	$11.55	$10.25	$10.04	$10.30

Total Return	23.52%		(46.75)%	23.48%	8.37%	4.58%	12.45%
Ratio of Expenses to Average Net Assets After Reimbursement	1.10	%*	1.14%	1.13%	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates	1.12	%*	1.14%	1.14%	1.34%	1.24%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05	%*	(0.03)%	0.19%	(0.30)%	(0.58)%	(0.66)%
Portfolio Turnover Rate	10.8%		38.1%	62.0%	226.6%	103.9%	99.5%
Net Assets, End of Period (in millions)	$78.8		$58.0	$81.5	$54.8	$40.9	$36.0

*	Annualized
+	Rounds to less than $0.005 per share.
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements

11

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-eight Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. As of June 30, 2009, the Portfolio included in this report is Van Kampen Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain affiliated life insurance companies.

The Trust is managed by MetLife Advisers, LLC (the “Manager”), an affiliate of MetLife, Inc.

The Trust has registered four classes of shares: Class A and B Shares are currently offered by the Portfolio. Class C and E Shares are not currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with GAAP.

A. Security Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is a “normalized” price. At 4:00 pm Eastern Time on each business day the NOCP is calculated as follows: (i) if the last traded price of a listed security reported by a NASDAQ member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities not quoted on NASDAQ that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the relevant adviser pursuant to authorization of the Board of Trustees (the “Board”). Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

The Manager may, from time to time, under the general supervision of the Board or its Valuation Committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager will continuously monitor the performance of these services. The Portfolio has retained a third party pricing service to fair value each of its equity investments that is traded principally on a foreign exchange or market, subject to adjustment by the Valuation Committee of the Trust’s Board. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services’ performance.

Futures contracts and options are valued based upon their daily settlement prices. Forward currency exchange contracts are valued daily at forward foreign currency exchange rates. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust’s Board using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. Such fair value may be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. The Portfolio may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Portfolio segregates assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

12

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

C. Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio has determined the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

D. Income Taxes - It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The 2005 through 2008 tax years remain subject to examination by U.S. Federal and most tax authorities. It is also the Portfolio’s policy to comply with the diversification requirements of the Code so that variable annuity and variable life insurance contracts investing in the Portfolio will not fail to qualify as annuity and life insurance contracts for tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2008, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2011	Expiring 12/31/2016	Total

$2,315,583	$8,070,733	$10,386,316

The Portfolio acquired losses of $13,507,053 in the merger with Lord Abbett Developing Growth Portfolio on April 28, 2003 which are subject to an annual limitation of $771,861.

E. Distribution of Income and Gains - Distributions of net investment income and capital gains are recorded on the ex-dividend date.

F. Securities Lending - The Portfolio may lend its securities to certain qualified brokers who borrow securities in order to complete certain transactions. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Portfolio receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Bank and Trust Company, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the Agent.

G. Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio accrues interest for the difference between the amount it pays for the securities and the amount it receives upon resale. At the time the Portfolio enters into a repurchase agreement, the value of the collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the collateral securities, including accrued interest, will continue to be at least equal to the value of the repurchase agreement.

H. Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when interest is accrued or dividends are recorded.

The Portfolio does not isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from activity in forward foreign currency contracts; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of

13

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

2. Significant Accounting Policies - continued

dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end; from changes in the exchange rates of foreign currency held; and from changes in the contract value of forward foreign currency contracts.

3. Investment Management Agreement and Other Transactions with Affiliates

The Trust has entered into a management agreement with the Manager (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Manager is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Manager has entered into an advisory agreement with Morgan Stanley Investment Management, Inc. d/b/a Van Kampen (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Manager supervises the Adviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Manager pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Manager a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Manager for the period ended June 30, 2009	% per annum	Average Daily Net Assets

$283,362	0.70%	First $200 Million

	0.65%	$200 Million to $500 Million

	0.625%	Over $500 Million

Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Manager. MLIC receives no fees for its services to the Trust.

The Manager has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2010. Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2004	2005	2006	2007	2008	2009
		Subject to repayment until December 31,
Class A	Class B	2009	2010	2011	2012	2013	2014

0.90%	1.15%	$29,476	$33,406	$127,383	$6,445	$—	$7,153

The expenses reimbursed for the period ended June 30, 2009 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Manager shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Manager more than five years after the end of the fiscal year in which such expense was incurred.

The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the

14

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Manager. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

During the period ended June 30, 2009 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

Morgan Stanley & Co., Inc.	$651

Each Trustee of the Trust who is not currently an employee of the Manager or any of its affiliates receives compensation from the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Portfolios, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest for the periods ended noted below were as follows:

	Beginning Shares	Sales	Reinvestments	Redemptions	Net Increase (Decrease) in Shares Outstanding	Ending Shares

Class A

6/30/2009	2,858,577	53,634	658	(295,631)	(241,339)	2,617,238
12/31/2008	2,507,167	2,014,924	245,862	(1,909,376)	351,410	2,858,577

Class B

6/30/2009	10,429,426	2,056,161	—	(1,033,627)	1,022,534	11,451,960
12/31/2008	7,059,412	4,242,948	805,075	(1,678,009)	3,370,014	10,429,426

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2009 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$15,742,746	$—	$8,236,311

At June 30, 2009, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio were as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$132,365,545	$8,313,823	$(28,964,210)	$(20,650,387)

15

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

6. Securities Lending

As of June 30, 2009, the Portfolio had loaned securities which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral

$11,349,212	$11,444,858	$194,660	$11,639,518

* The Portfolio cannot repledge or resell this collateral. The non-cash collateral is typically comprised of government securities and/or bank letters of credit.

7. Distributions to Shareholders

The tax character of distributions paid for the years ended December 31, 2008 and 2007 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2008	2007	2008	2007	2008	2007

$8,878,237	$—	$1,361,895	$7,696,204	$10,240,132	$7,696,204

As of December 31, 2008, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Net Unrealized Depreciation	Loss Carryforwards	Total
$4,074	$—	$(41,140,280)	$(10,386,316)	$(51,522,522)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities.

10. Subsequent Events

Management’s evaluation of the impact of all subsequent events on the Portfolio’s financial statements was completed through August 24, 2009, the date the financial statements were issued, and management has determined that as of that date there were no subsequent events requiring adjustments or disclosure in the Portfolio’s financial statements.

11. Recent Accounting Pronouncement

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”) effective June 30, 2009. FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. FAS 157-4 also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FAS

16

MET INVESTORS SERIES TRUST

Notes to Financial Statements

June 30, 2009 (Unaudited)

11. Recent Accounting Pronouncement - continued

157-4 is effective for fiscal periods and interim periods ending after June 15, 2009. Management has evaluated the impact of FAS 157-4 and has concluded that FAS 157-4 has no material impact on these financial statements.

Quarterly Portfolio Schedule

The Trust files Form N-Q for the first and third quarters of each fiscal year. The Trust’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling (800) 848-3854.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

17

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant’s President and Jeffrey A. Tupper, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Procedures”) and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Tupper determined that the Procedures adequately ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Date: September 2, 2009

By:	/s/ Jeffrey A. Tupper
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date: September 2, 2009